Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 250.8%
COMMON STOCKS - 182.7%
Australia - 5.4%
AGL Energy Ltd. (2)(a) 13,041 70,920
ANZ Group Holdings Ltd. (2)(a) 38,337 734,771
Aristocrat Leisure Ltd. (2)(a) 26,309 736,676
Aurizon Holdings Ltd. (2)(a) 96,851 252,535
BHP Group Ltd. (2)(a) 22,332 645,706
BlueScope Steel Ltd. (2)(a) 69,221 1,076,602
Brambles Ltd. (2)(a) 45,314 476,889
CAR Group Ltd. (2)(a) 1,495 35,141
Cochlear Ltd. (2)(a) 389 85,553
Computershare Ltd. (2)(a) 3,818 65,032
Fortescue Ltd. (2)(a) 23,478 392,905
Harvey Norman Holdings Ltd. (2)(a) 117,733 395,112
Incitec Pivot Ltd. (2)(a) 83,276 156,838
JB Hi-Fi Ltd. (2)(a) 24,411 1,021,906
Lendlease Corp. Ltd. (2)(a) 101,250 424,114
Medibank Pvt Ltd. (2)(a) 41,686 102,136
Northern Star Resources Ltd. (2)(a) 36,104 340,662
Orica Ltd. (2)(a) 9,671 115,030
Origin Energy Ltd. (2)(a) 39,369 236,164
Pro Medicus Ltd. (2)(a) 5,499 371,850
QBE Insurance Group Ltd. (2)(a) 24,906 294,407
Qube Holdings Ltd. (2)(a) 136,162 302,531
REA Group Ltd. (2)(a) 485 58,602
Reece Ltd. (2)(a) 2,148 39,329
Santos Ltd. (2)(a) 7,410 37,516
Seven Group Holdings Ltd. (2)(a) 2,973 79,004
Suncorp Group Ltd. (2)(a) 23,510 250,944
Tabcorp Holdings Ltd. (2)(a) 29,182 14,360
Telstra Group Ltd. (2)(a) 96,413 242,520
Washington H Soul Pattinson & Co.
Ltd. (2)(a) 2,626 57,490
Wesfarmers Ltd. (2)(a) 24,234 1,080,226
Westpac Banking Corp. (2)(a) 43,128 733,528
Whitehaven Coal Ltd. (2)(a) 37,107 171,604
Worley Ltd. (2)(a) 23,354 254,913
Yancoal Australia Ltd. (2)(a) 36,378 124,205
11,477,721
Austria - 0.2%
Mondi plc (a) 26,102 459,742
Belgium - 0.9%
Ageas SA/NV (2)(a) 16,034 742,784
KBC Group NV (2) 2,306 172,886
Proximus SADP (a) 30,306 245,152
Solvay SA (2)(a) 9,410 256,814
Syensqo SA (2)*(a) 5,171 489,981
UCB SA (2)(a) 301 37,158
1,944,775
Brazil - 0.1%
Yara International ASA (2) 8,672 274,981
Canada - 7.0%
Air Canada *(a) 36,723 531,644
Alimentation Couche-Tard, Inc. (a) 4,410 251,698
ARC Resources Ltd. (a) 26,499 472,445
Atco Ltd., Class I (a) 2,136 59,465
INVESTMENTS SHARES VALUE ($)
Canada - 7.0% (continued)
Bank of Montreal (a) 3,567 348,260
Bank of Nova Scotia (The) (a) 10,747 555,935
Boyd Group Services, Inc. (a) 458 96,837
Canadian Imperial Bank of
Commerce (a) 12,203 618,641
Canadian National Railway Co. (a) 813 107,058
Canadian Tire Corp. Ltd., Class A
(a) 3,389 338,012
Capital Power Corp. (a) 3,737 105,416
CGI, Inc. *(a) 3,874 427,397
Constellation Software, Inc. (a) 159 434,314
Descartes Systems Group, Inc.
(The) *(a) 821 75,096
Empire Co. Ltd., Class A (a) 23,825 581,840
Enerplus Corp. (a) 12,085 237,409
Fairfax Financial Holdings Ltd. (a) 1,092 1,177,091
Finning International, Inc. (a) 4,586 134,782
Fortis, Inc. (a) 4,005 158,243
George Weston Ltd. (a) 1,183 159,832
Hydro One Ltd. (a)(b) 7,321 213,488
iA Financial Corp., Inc. (a) 3,887 241,476
IGM Financial, Inc. (a) 2,940 75,814
Imperial Oil Ltd. (a) 8,332 574,699
Kinross Gold Corp. (a) 16,710 102,514
Loblaw Cos. Ltd. (a) 1,928 213,645
Magna International, Inc. (a) 3,502 190,774
Manulife Financial Corp. (a) 65,965 1,647,481
MEG Energy Corp. *(a) 13,367 306,902
National Bank of Canada (a) 1,664 140,117
Onex Corp. (a) 2,212 165,702
Open Text Corp. (a) 16,245 630,348
Parkland Corp. (a) 1,618 51,530
Quebecor, Inc., Class B (a) 8,412 184,380
Restaurant Brands International,
Inc. (a) 1,004 79,731
Saputo, Inc. (a) 1,814 35,689
Stantec, Inc. (a) 3,864 320,804
Sun Life Financial, Inc. (a) 9,821 535,875
Suncor Energy, Inc. (a) 8,125 299,855
TFI International, Inc. (a) 3,897 621,426
TMX Group Ltd. (a) 7,350 193,877
Toromont Industries Ltd. (a) 467 44,940
Tourmaline Oil Corp. (a) 14,446 675,402
West Fraser Timber Co. Ltd. (a) 4,006 345,902
Whitecap Resources, Inc. (a) 24,499 185,386
14,949,172
Chile - 0.0% †
Lundin Mining Corp. 5,567 56,963
China - 0.9%
NXP Semiconductors NV 2,657 658,325
Wilmar International Ltd. (2) 111,000 281,954
Yangzijiang Shipbuilding Holdings
Ltd. (2) 701,900 992,803
1,933,082

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Denmark - 2.1%
AP Moller - Maersk A/S, Class B
(2)(a) 26 33,900
Carlsberg A/S, Class B (2)(a) 4,987 682,946
Danske Bank A/S (2)(a) 16,206 486,446
Genmab A/S (2)*(a) 1,825 547,187
ISS A/S (2)(a) 29,034 528,966
Jyske Bank A/S (Registered) (2)(a) 2,557 216,592
Novo Nordisk A/S, Class B (2)(a) 1,761 225,889
Pandora A/S (2)(a) 7,272 1,173,745
ROCKWOOL A/S, Class B (2)*(a) 1,758 578,427
4,474,098
Finland - 0.8%
Elisa OYJ (2)(a) 4,247 189,346
Fortum OYJ (2)(a) 35,383 436,844
Huhtamaki OYJ (a) 968 40,551
Kesko OYJ, Class B (2)(a) 8,792 164,358
Kone OYJ, Class B (2)(a) 5,790 269,739
Metso OYJ (2)(a) 16,209 192,545
Nokia OYJ (2)(a) 43,632 154,811
Valmet OYJ (2)(a) 2,639 69,470
Wartsila OYJ Abp (2)(a) 12,833 195,030
1,712,694
France - 4.8%
Amundi SA (2)(a)(b) 2,956 203,038
Arkema SA (2)(a) 3,341 351,740
BNP Paribas SA (2)(a) 14,673 1,044,643
Bouygues SA (2)(a) 18,383 750,484
Carrefour SA (2)(a) 27,964 479,704
Cie de Saint-Gobain SA (2)(a) 19,959 1,549,092
Credit Agricole SA (2)(a) 78,410 1,169,714
Dassault Aviation SA (2)(a) 1,333 293,487
Eiffage SA (2)(a) 5,139 583,237
Engie SA (2)(a) 25,164 421,682
Gaztransport Et Technigaz SA (2)
(a) 236 35,285
Ipsen SA (2)(a) 406 48,313
Orange SA (2)(a) 51,874 610,039
Publicis Groupe SA (2)(a) 658 71,736
Rexel SA (2)(a) 35,839 968,113
SCOR SE (2)(a) 2,834 98,106
Societe Generale SA (2)(a) 9,272 248,425
Sodexo SA (2)(a) 714 61,206
TotalEnergies SE (2)(a) 14,528 999,372
Ubisoft Entertainment SA (2)*(a) 5,501 115,708
Veolia Environnement SA (2)(a) 3,314 107,811
10,210,935
Germany - 7.5%
Allianz SE (Registered) (2)(a) 3,444 1,032,226
Aurubis AG (2)(a) 4,575 321,765
Bayerische Motoren Werke AG (2)
(a) 2,785 321,330
Bechtle AG (2)(a) 7,449 393,711
Brenntag SE (2)(a) 10,053 847,277
Commerzbank AG (2)(a) 59,192 813,546
Continental AG (2)(a) 6,236 450,145
Covestro AG (2)*(a)(b) 9,813 536,771
Daimler Truck Holding AG (2)(a) 9,930 503,201
INVESTMENTS SHARES VALUE ($)
Germany - 7.5% (continued)
Deutsche Bank AG (Registered)
(2)(a) 109,550 1,725,441
Deutsche Lufthansa AG
(Registered) (2)*(a) 23,834 187,319
Deutsche Post AG (2)(a) 9,521 410,330
E.ON SE (2)(a) 51,810 721,295
Evonik Industries AG (2)(a) 14,953 295,773
Freenet AG (2)(a) 9,997 281,334
Fresenius Medical Care AG (2)(a) 6,077 233,507
GEA Group AG (2)(a) 2,940 124,304
Hannover Rueck SE (2)(a) 890 243,706
Heidelberg Materials AG (2)(a) 16,043 1,766,034
HelloFresh SE (2)*(a) 23,442 167,208
HOCHTIEF AG (2)(a) 2,956 343,496
HUGO BOSS AG (2)(a) 9,708 572,176
K+S AG (Registered) (2)(a) 19,355 302,057
KION Group AG (2)(a) 3,813 200,578
Knorr-Bremse AG (2)(a) 795 60,130
LANXESS AG (2)(a) 6,108 163,484
LEG Immobilien SE (2)*(a) 3,075 264,115
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,824 1,378,510
Talanx AG (2)(a) 4,232 335,247
thyssenkrupp AG (2)(a) 106,507 571,348
TUI AG (2)* 56,278 463,514
16,030,878
Guatemala - 0.1%
Millicom International Cellular SA,
SDR (2)* 13,553 276,361
Hong Kong - 0.3%
Swire Pacific Ltd., Class A (2)(a) 6,500 53,510
WH Group Ltd. (2)(b) 769,000 507,603
561,113
Italy - 3.9%
A2A SpA (2)(a) 260,427 469,801
Assicurazioni Generali SpA (2)(a) 49,292 1,247,750
Azimut Holding SpA (2)(a) 4,931 134,051
Banco BPM SpA (2)(a) 81,528 542,428
Buzzi SpA (2)(a) 13,361 524,726
Coca-Cola HBC AG (2)(a) 5,061 159,929
Eni SpA (2)(a) 7,516 119,009
Hera SpA (2)(a) 18,252 64,314
Intesa Sanpaolo SpA (2)(a) 80,069 290,694
Leonardo SpA (2)(a) 69,443 1,744,661
Pirelli & C SpA (2)(a)(b) 23,704 145,140
Poste Italiane SpA (2)(a)(b) 22,704 284,350
Prysmian SpA (2)(a) 10,926 569,834
UniCredit SpA (2)(a) 36,488 1,385,789
Unipol Gruppo SpA (2)(a) 71,208 596,718
8,279,194
Japan - 25.5%
AGC, Inc. (2)(a) 16,100 584,146
Air Water, Inc. (2)(a) 11,400 178,370
Aisin Corp. (2)(a) 8,100 330,988
Amada Co. Ltd. (2)(a) 61,800 707,748

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 25.5% (continued)
Asahi Group Holdings Ltd. (2)(a) 9,700 356,183
Brother Industries Ltd. (2)(a) 11,900 220,700
Central Japan Railway Co. (2)(a) 10,600 263,255
Chubu Electric Power Co., Inc. (2)
(a) 69,100 903,562
Dai Nippon Printing Co. Ltd. (2)(a) 11,100 339,945
Dai-ichi Life Holdings, Inc. (2)(a) 19,400 494,788
Daito Trust Construction Co. Ltd.
(2)(a) 3,000 342,248
Daiwa House Industry Co. Ltd. (2)
(a) 11,900 354,208
Daiwa Securities Group, Inc. (2)(a) 19,700 149,884
Dentsu Group, Inc. (2)(a) 6,100 169,377
Ebara Corp. (2)(a) 8,100 737,184
Fuji Electric Co. Ltd. (2)(a) 11,900 798,544
Fujitsu Ltd. (2)(a) 33,000 528,132
Goldwin, Inc. (2)(a) 3,600 229,218
Hakuhodo DY Holdings, Inc. (2)(a) 35,200 317,280
Haseko Corp. (2)(a) 12,500 154,682
Hikari Tsushin, Inc. (2)(a) 200 37,614
Hirose Electric Co. Ltd. (2)(a) 1,200 123,312
Hitachi Construction Machinery Co.
Ltd. (2)(a) 12,300 371,109
Hitachi Ltd. (2)(a) 2,700 246,727
Honda Motor Co. Ltd. (2)(a) 26,700 330,378
Idemitsu Kosan Co. Ltd. (2)(a) 66,000 452,505
Iida Group Holdings Co. Ltd. (2)(a) 16,700 216,124
Inpex Corp. (2)(a) 53,100 807,183
Isuzu Motors Ltd. (2)(a) 18,000 243,314
Ito En Ltd. (2)(a) 6,500 158,987
ITOCHU Corp. (2)(a) 16,600 713,129
Japan Post Holdings Co. Ltd. (2)(a) 16,900 170,270
Japan Post Insurance Co. Ltd. (2)
(a) 29,600 565,809
JFE Holdings, Inc. (2)(a) 12,300 203,856
Kajima Corp. (2)(a) 19,200 394,074
Kansai Electric Power Co., Inc.
(The) (2)(a) 44,900 640,670
Kansai Paint Co. Ltd. (2)(a) 7,800 111,720
Kao Corp. (2)(a) 4,000 149,473
Kirin Holdings Co. Ltd. (2)(a) 10,200 141,844
Kobayashi Pharmaceutical Co. Ltd.
(2)(a) 1,600 51,917
Kobe Steel Ltd. (2)(a) 15,200 206,265
Koito Manufacturing Co. Ltd. (2)(a) 4,000 53,919
Komatsu Ltd. (2)(a) 5,300 156,831
Konami Group Corp. (2)(a) 4,700 320,159
Kuraray Co. Ltd. (2)(a) 23,800 254,933
Kyocera Corp. (2)(a) 14,300 191,779
Kyushu Railway Co. (2)(a) 1,700 38,794
Lion Corp. (2)(a) 5,500 49,169
Marubeni Corp. (2)(a) 55,800 966,437
Mazda Motor Corp. (2)(a) 51,300 594,547
McDonald's Holdings Co. Japan
Ltd. (2)(a) 5,400 242,822
Medipal Holdings Corp. (2)(a) 29,300 448,394
MEIJI Holdings Co. Ltd. (2)(a) 12,200 266,359
MINEBEA MITSUMI, Inc. (2)(a) 22,000 431,532
MISUMI Group, Inc. (2)(a) 6,800 94,731
INVESTMENTS SHARES VALUE ($)
Japan - 25.5% (continued)
Mitsubishi Chemical Group Corp.
(2)(a) 36,100 220,003
Mitsubishi Corp. (2)(a) 38,400 887,471
Mitsubishi Electric Corp. (2)(a) 56,700 949,098
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 25,200 422,724
Mitsubishi HC Capital, Inc. (2)(a) 82,100 572,618
Mitsubishi Motors Corp. (2)(a) 11,300 37,158
Mitsui & Co. Ltd. (2)(a) 18,700 874,255
Mitsui Chemicals, Inc. (2)(a) 15,100 442,973
Mizuho Financial Group, Inc. (2)(a) 21,780 430,706
MS&AD Insurance Group Holdings,
Inc. (2)(a) 48,000 847,562
Nexon Co. Ltd. (2)(a) 11,000 182,837
NGK Insulators Ltd. (2)(a) 35,800 481,383
NH Foods Ltd. (2)(a) 9,900 331,489
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 3,600 183,763
Nippon Steel Corp. (2)(a) 23,500 565,515
Nippon Yusen KK (2)(a) 14,900 409,066
Nisshin Seifun Group, Inc. (2)(a) 8,300 114,357
Niterra Co. Ltd. (2)(a) 6,400 212,479
Nitto Denko Corp. (2)(a) 7,800 713,247
NOF Corp. (2)(a) 3,300 45,194
Nomura Holdings, Inc. (2)(a) 75,600 483,879
Nomura Real Estate Holdings, Inc.
(2)(a) 6,600 186,459
NSK Ltd. (2)(a) 83,100 474,182
Obayashi Corp. (2)(a) 60,100 714,615
Oji Holdings Corp. (2)(a) 50,700 210,476
Ono Pharmaceutical Co. Ltd. (2)(a) 34,400 563,642
Open House Group Co. Ltd. (2)(a) 5,100 164,951
Oracle Corp. Japan (2)(a) 800 60,161
ORIX Corp. (2)(a) 20,200 441,809
Osaka Gas Co. Ltd. (2)(a) 22,500 506,160
Otsuka Corp. (2)(a) 16,400 347,983
Otsuka Holdings Co. Ltd. (2)(a) 21,400 888,920
Panasonic Holdings Corp. (2)(a) 130,300 1,243,554
Persol Holdings Co. Ltd. (2) 51,900 72,594
Pola Orbis Holdings, Inc. (2)(a) 12,600 120,592
Renesas Electronics Corp. (2)(a) 8,700 155,040
Ricoh Co. Ltd. (2)(a) 15,300 135,939
Rohto Pharmaceutical Co. Ltd. (2)
(a) 9,800 190,413
Ryohin Keikaku Co. Ltd. (2)(a) 36,400 595,693
Santen Pharmaceutical Co. Ltd.
(2)(a) 37,100 364,853
SCREEN Holdings Co. Ltd. (2)(a) 8,300 1,076,136
SCSK Corp. (2)(a) 9,700 180,301
Secom Co. Ltd. (2)(a) 1,400 101,574
Sega Sammy Holdings, Inc. (2)(a) 12,400 153,164
Seiko Epson Corp. (2)(a) 19,800 346,352
Sekisui Chemical Co. Ltd. (2)(a) 19,700 288,223
Shimamura Co. Ltd. (2)(a) 9,700 553,009
Shimizu Corp. (2)(a) 13,900 89,762
Shin-Etsu Chemical Co. Ltd. (2)(a) 11,500 504,412
Shinko Electric Industries Co. Ltd.
(2)(a) 6,300 235,161
Shionogi & Co. Ltd. (2)(a) 13,300 679,654
Skylark Holdings Co. Ltd. (2)(a) 26,500 419,913

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 25.5% (continued)
Sohgo Security Services Co. Ltd.
(2)(a) 52,800 286,691
Sojitz Corp. (2)(a) 36,720 968,634
Sompo Holdings, Inc. (2)(a) 40,500 848,882
Square Enix Holdings Co. Ltd. (2)
(a) 3,600 138,837
Stanley Electric Co. Ltd. (2)(a) 11,100 196,507
Subaru Corp. (2)(a) 38,800 878,737
Sugi Holdings Co. Ltd. (2)(a) 12,100 206,640
SUMCO Corp. (2)(a) 28,000 442,701
Sumitomo Corp. (2)(a) 23,600 568,476
Sumitomo Electric Industries Ltd.
(2)(a) 5,700 88,323
Sumitomo Forestry Co. Ltd. (2)(a) 16,000 504,605
Sumitomo Heavy Industries Ltd.
(2)(a) 22,400 705,358
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 13,300 286,570
Suntory Beverage & Food Ltd. (2)
(a) 10,800 365,309
Taisho Pharmaceutical Holdings
Co. Ltd. (2)(a) 200 11,336
TBS Holdings, Inc. (2)(a) 1,400 39,003
TDK Corp. (2)(a) 10,500 515,634
Tokio Marine Holdings, Inc. (2)(a) 2,000 62,693
Tokyo Century Corp. (2)(a) 3,700 38,534
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 136,600 830,272
Tokyo Gas Co. Ltd. (2)(a) 42,300 961,598
Tokyu Fudosan Holdings Corp. (2)
(a) 37,500 302,980
TOPPAN Holdings, Inc. (2)(a) 37,000 927,479
Tosoh Corp. (2)(a) 18,100 245,955
Toyo Suisan Kaisha Ltd. (2)(a) 12,100 739,864
Toyota Boshoku Corp. (2)(a) 15,100 257,314
Toyota Industries Corp. (2)(a) 7,000 732,418
Toyota Tsusho Corp. (2)(a) 17,700 1,215,474
Trend Micro, Inc. (2)(a) 1,800 91,416
Tsuruha Holdings, Inc. (2)(a) 3,300 235,484
Yamada Holdings Co. Ltd. (2)(a) 42,600 123,408
Yamazaki Baking Co. Ltd. (2)(a) 4,100 105,912
Yokogawa Electric Corp. (2)(a) 9,700 223,385
Zensho Holdings Co. Ltd. (2)(a) 10,000 415,850
54,642,881
Luxembourg - 0.5%
Aperam SA (2) 7,697 243,305
ArcelorMittal SA (2) 31,522 866,449
1,109,754
Netherlands - 2.9%
Aalberts NV (2)(a) 7,629 366,797
ABN AMRO Bank NV, CVA (2)(a)(b) 39,404 674,291
ASR Nederland NV (2)(a) 8,753 428,982
EXOR NV (2)(a) 449 49,968
Koninklijke Ahold Delhaize NV (2)
(a) 46,795 1,400,190
Koninklijke KPN NV (2)(a) 65,669 245,629
Koninklijke Philips NV (2)*(a) 21,897 438,246
NN Group NV (2)(a) 13,509 623,644
INVESTMENTS SHARES VALUE ($)
Netherlands - 2.9% (continued)
Randstad NV (2)(a) 15,009 792,560
Shell plc (2)(a) 36,385 1,207,236
6,227,543
Nigeria - 0.0% †
Airtel Africa plc (2)(b) 46,219 61,799
Norway - 0.4%
Equinor ASA (2)(a) 9,414 252,431
Norsk Hydro ASA (2)(a) 78,739 432,701
Orkla ASA (2)(a) 10,285 72,640
757,772
Portugal - 0.1%
Galp Energia SGPS SA (2) 6,715 111,015
Singapore - 1.0%
Genting Singapore Ltd. (2) 717,400 470,497
Jardine Cycle & Carriage Ltd. (2) 3,500 62,666
Oversea-Chinese Banking Corp.
Ltd. (2) 41,200 411,665
Sea Ltd., ADR *(a)(c) 1,511 81,156
Singapore Airlines Ltd. (2) 125,500 594,808
STMicroelectronics NV (2) 9,795 421,560
UOL Group Ltd. (2) 20,000 85,146
2,127,498
Spain - 2.9%
Acciona SA (2)(a) 1,381 168,069
Acerinox SA (2)(a) 42,565 467,435
ACS Actividades de Construccion y
Servicios SA (2)(a) 7,578 317,355
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 101,181 1,204,914
Banco de Sabadell SA (2)(a) 604,687 951,281
Banco Santander SA (2)(a) 295,890 1,445,254
Mapfre SA (2)(a) 126,087 318,770
Repsol SA (2)(a) 78,846 1,316,036
6,189,114
Sweden - 3.6%
AAK AB (2)(a) 9,608 228,318
Axfood AB (a) 2,433 70,735
Billerud Aktiebolag (2)(a) 19,801 177,687
Elekta AB, Class B (2)(a) 30,482 229,759
Embracer Group AB, Class B
(2)*(a) 270,502 589,288
Essity AB, Class B (2)(a) 7,218 171,457
Getinge AB, Class B (2)(a) 17,270 347,350
H & M Hennes & Mauritz AB, Class
B (2)(a) 29,914 487,780
Hexpol AB (2)(a) 15,033 183,565
Saab AB, Class B (2)(a) 564 50,169
Sandvik AB (2)(a) 19,901 441,818
Securitas AB, Class B (2)(a) 50,244 517,967
Skanska AB, Class B (2)(a) 17,606 313,537
SKF AB, Class B (2)(a) 58,952 1,203,495
SSAB AB, Class B (2)(a) 123,087 908,832
Swedbank AB, Class A (2)(a) 6,552 130,042
Trelleborg AB, Class B (2)(a) 16,193 579,029
Volvo AB, Class B (2)(a) 18,850 510,862

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - 3.6% (continued)
Volvo Car AB, Class B (2)*(a) 145,158 549,566
7,691,256
Switzerland - 3.4%
Adecco Group AG (Registered) (2)
(a) 17,020 673,351
BKW AG (2)(a) 2,844 437,024
DKSH Holding AG (a) 2,697 183,468
Flughafen Zurich AG (Registered)
(2)(a) 1,582 359,226
Geberit AG (Registered) (2)(a) 489 288,991
Georg Fischer AG (Registered) (2)
(a) 1,504 111,546
Kuehne + Nagel International AG
(Registered) (2)(a) 700 194,753
Logitech International SA
(Registered) (2)(a) 4,192 375,642
Novartis AG (Registered) (2)(a) 11,366 1,100,894
Schindler Holding AG (2)(a) 989 248,949
Sonova Holding AG (Registered)
(2)(a) 783 226,751
Swatch Group AG (The) (2)(a) 2,523 588,571
Swiss Life Holding AG (Registered)
(2)(a) 774 542,878
Swisscom AG (Registered) (2)*(a) 994 608,383
Tecan Group AG (Registered) (2)(a) 392 162,417
UBS Group AG (Registered) (2)(a) 34,654 1,067,030
7,169,874
United Kingdom - 5.5%
abrdn plc (2) 19,649 35,002
Aviva plc (2)(a) 45,026 282,525
BAE Systems plc (2)(a) 35,160 599,317
Barclays plc (2)(a) 537,916 1,246,700
Barratt Developments plc (2)(a) 86,928 521,749
BP plc (2)(a) 76,843 482,069
BT Group plc (2) 236,407 327,178
Centrica plc (2) 780,880 1,258,825
CK Hutchison Holdings Ltd. (2)(a) 7,000 33,689
DCC plc (2)(a) 5,876 427,515
Harbour Energy plc (2)(a) 11,719 40,814
Howden Joinery Group plc (2)(a) 13,817 158,166
HSBC Holdings plc (2)(a) 29,580 231,222
Imperial Brands plc (2)(a) 18,830 420,937
InterContinental Hotels Group plc
(2)(a) 1,942 201,797
International Distributions Services
plc *(a) 91,758 265,558
Investec plc (2)(a) 17,873 119,825
JD Sports Fashion plc (2) 247,559 420,567
Johnson Matthey plc (2)(a) 2,178 49,219
Just Eat Takeaway.com NV (2)*(a)
(b) 28,851 426,387
Kingfisher plc (2)(a) 55,295 174,029
Lloyds Banking Group plc (2) 452,043 295,635
Man Group plc (a) 91,775 309,740
Marks & Spencer Group plc (2)(a) 201,396 674,449
NatWest Group plc (2)(a) 71,475 239,394
Pearson plc (2)(a) 14,349 188,940
Rolls-Royce Holdings plc (2)*(a) 163,998 882,369
INVESTMENTS SHARES VALUE ($)
United Kingdom - 5.5% (continued)
Standard Chartered plc (2)(a) 64,368 545,694
Subsea 7 SA (2)(a) 21,978 351,543
Taylor Wimpey plc (2) 24,371 42,134
Tesco plc (2)(a) 48,582 181,963
Travis Perkins plc (2)(a) 3,909 35,982
Vodafone Group plc (2) 355,149 314,991
11,785,924
United States - 102.9%
3M Co. (a) 6,350 673,545
A O Smith Corp. (a) 4,061 363,297
Abbott Laboratories (a)(c) 3,895 442,706
AbbVie, Inc. (a)(c) 6,837 1,245,018
Acuity Brands, Inc. (a) 5,250 1,410,833
Adient plc *(a)(c) 3,458 113,837
Adobe, Inc. *(a) 1,862 939,565
ADT, Inc. (a) 7,424 49,889
AGCO Corp. (a)(c) 7,260 893,125
Agilent Technologies, Inc. (a)(c) 3,018 439,149
Airbnb, Inc., Class A *(a)(c) 1,702 280,762
Akamai Technologies, Inc. *(a)(c) 4,047 440,152
Align Technology, Inc. *(a) 1,437 471,221
ALLETE, Inc. (a) 7,050 420,462
Allison Transmission Holdings, Inc.
(a) 13,022 1,056,866
Alphabet, Inc., Class A *(a) 9,252 1,396,404
Altria Group, Inc. (a) 14,239 621,105
Amdocs Ltd. (a) 4,995 451,398
American International Group, Inc.
(a)(c) 19,689 1,539,088
Ameriprise Financial, Inc. (a) 1,033 452,909
Amgen, Inc. (a)(c) 1,137 323,272
Amkor Technology, Inc. (a) 39,130 1,261,551
Analog Devices, Inc. (a)(c) 944 186,714
Apple, Inc. (a) 531 91,056
Applied Materials, Inc. (a)(c) 5,707 1,176,955
AppLovin Corp., Class A *(a)(c) 5,795 401,130
Aramark (a)(c) 9,686 314,989
Archer-Daniels-Midland Co. (a) 12,757 801,267
Arrow Electronics, Inc. *(a) 7,604 984,414
ASGN, Inc. *(a) 3,422 358,489
Associated Banc-Corp. (a)(c) 10,900 234,459
Assurant, Inc. (a) 2,313 435,399
Assured Guaranty Ltd. (a) 1,683 146,842
AT&T, Inc. (a)(c) 59,674 1,050,262
Autodesk, Inc. *(a)(c) 2,708 705,217
AutoNation, Inc. *(a)(c) 3,623 599,896
Avantor, Inc. *(a) 6,689 171,038
Avient Corp. (a)(c) 5,165 224,161
Avnet, Inc. (a)(c) 11,783 584,201
Axis Capital Holdings Ltd. (a) 4,090 265,932
Bank of New York Mellon Corp.
(The) (a) 19,375 1,116,388
Bank OZK (a)(c) 9,408 427,688
Baxter International, Inc. (a)(c) 9,427 402,910
Belden, Inc. (a)(c) 1,657 153,455
BellRing Brands, Inc. *(a) 596 35,182
Berry Global Group, Inc. (a)(c) 10,737 649,374
Best Buy Co., Inc. (a)(c) 9,181 753,117
Black Hills Corp. (a) 6,343 346,328

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 102.9% (continued)
Blackbaud, Inc. *(a)(c) 975 72,287
Booking Holdings, Inc. (a) 311 1,128,271
BorgWarner, Inc. (a) 7,196 249,989
Boston Beer Co., Inc. (The), Class
A *(a) 862 262,410
Brighthouse Financial, Inc. *(a) 3,699 190,646
Bristol-Myers Squibb Co. (a)(c) 15,102 818,981
Broadcom, Inc. (a)(c) 411 544,744
BRP, Inc. (a) 2,551 171,285
Bruker Corp. (a) 2,534 238,044
Builders FirstSource, Inc. *(a) 4,858 1,013,136
Bunge Global SA (a) 9,030 925,756
BWX Technologies, Inc. (a)(c) 2,121 217,657
Cabot Corp. (a)(c) 3,620 333,764
CACI International, Inc., Class A
*(a) 1,159 439,064
Cadence Design Systems, Inc. *(a) 1,531 476,570
Capital One Financial Corp. (a) 7,089 1,055,481
Cardinal Health, Inc. (a)(c) 14,126 1,580,698
Carter's, Inc. (a)(c) 6,156 521,290
Casey's General Stores, Inc. (a) 995 316,858
Caterpillar, Inc. (a)(c) 1,493 547,080
CBRE Group, Inc., Class A *(a) 4,623 449,541
Cencora, Inc. (a) 2,351 571,269
Centene Corp. *(a) 15,268 1,198,233
CF Industries Holdings, Inc. (a)(c) 2,433 202,450
ChampionX Corp. (a)(c) 14,022 503,250
Charles River Laboratories
International, Inc. *(a)(c) 1,060 287,207
Chord Energy Corp. (a)(c) 1,834 326,892
Chubb Ltd. (a) 785 203,417
Cigna Group (The) (a) 2,966 1,077,222
Cintas Corp. (a)(c) 909 624,510
Cirrus Logic, Inc. *(a) 4,046 374,498
Cisco Systems, Inc. (a) 15,536 775,402
Citigroup, Inc. (a) 18,129 1,146,478
Citizens Financial Group, Inc. (a) 16,674 605,099
Clean Harbors, Inc. *(a)(c) 2,261 455,162
Cleveland-Cliffs, Inc. *(a) 15,434 350,969
CNA Financial Corp. (a) 1,857 84,345
CNO Financial Group, Inc. (a)(c) 15,870 436,108
Coca-Cola Co. (The) (a)(c) 7,088 433,644
Coca-Cola Consolidated, Inc. (a) 1,001 847,256
Cognizant Technology Solutions
Corp., Class A (a) 10,907 799,374
Colgate-Palmolive Co. (a) 3,987 359,029
Columbia Sportswear Co. (a)(c) 3,366 273,252
Comcast Corp., Class A (a) 20,213 876,234
Comfort Systems USA, Inc. (a)(c) 277 88,006
Commercial Metals Co. (a) 12,338 725,104
CommVault Systems, Inc. *(a) 5,105 517,800
Concentrix Corp. (a)(c) 785 51,983
Cooper Cos., Inc. (The) (a) 1,420 144,073
Copart, Inc. *(a)(c) 10,600 613,952
Corebridge Financial, Inc. (a) 31,491 904,736
Corpay, Inc. *(a)(c) 984 303,603
Coty, Inc., Class A *(a)(c) 11,407 136,428
Crane NXT Co. (a)(c) 7,088 438,747
CRH plc (2) 2,909 251,076
INVESTMENTS SHARES VALUE ($)
United States - 102.9% (continued)
Crowdstrike Holdings, Inc., Class
A *(a) 799 256,151
CSX Corp. (a) 3,578 132,636
Cummins, Inc. (a) 1,807 532,433
Curtiss-Wright Corp. (a) 1,905 487,566
CVS Health Corp. (a)(c) 15,140 1,207,566
Darden Restaurants, Inc. (a)(c) 1,828 305,550
DaVita, Inc. *(a)(c) 351 48,456
Deckers Outdoor Corp. *(a) 632 594,876
Dell Technologies, Inc., Class C
(a)(c) 13,756 1,569,696
DENTSPLY SIRONA, Inc. (a)(c) 7,278 241,557
Dick's Sporting Goods, Inc. (a)(c) 3,106 698,415
DocuSign, Inc., Class A *(a) 7,968 474,494
Dolby Laboratories, Inc., Class A (a) 5,257 440,379
Domino's Pizza, Inc. (a)(c) 744 369,679
Donaldson Co., Inc. (a)(c) 6,132 457,938
Dover Corp. (a)(c) 2,090 370,327
Dow, Inc. (a)(c) 7,012 406,205
Dropbox, Inc., Class A *(a)(c) 31,473 764,794
DXC Technology Co. *(a) 26,613 564,462
Eagle Materials, Inc. (a)(c) 3,135 851,936
Eastman Chemical Co. (a) 5,178 518,939
eBay, Inc. (a) 13,823 729,578
Electronic Arts, Inc. (a)(c) 2,858 379,171
Elevance Health, Inc. (a) 1,116 578,691
EMCOR Group, Inc. (a)(c) 2,956 1,035,191
Encompass Health Corp. (a) 1,101 90,921
EnerSys (a)(c) 6,394 603,977
Enovis Corp. *(a) 5,006 312,625
Entergy Corp. (a) 2,595 274,240
Envista Holdings Corp. *(a)(c) 20,300 434,014
EOG Resources, Inc. (a)(c) 2,421 309,501
Equitable Holdings, Inc. (a) 14,905 566,539
Esab Corp. (a) 1,276 141,087
Euronet Worldwide, Inc. *(a)(c) 3,861 424,440
Evercore, Inc., Class A (a) 4,013 772,864
Everest Group Ltd. (a) 1,720 683,700
Exact Sciences Corp. *(a) 601 41,505
Exelixis, Inc. *(a) 25,032 594,009
Expedia Group, Inc. *(a)(c) 7,780 1,071,695
Exxon Mobil Corp. (a)(c) 3,874 450,314
F5, Inc. *(a) 3,289 623,562
Fair Isaac Corp. *(a)(c) 541 676,039
Federated Hermes, Inc., Class B
(a) 16,343 590,309
Ferguson plc (a) 2,745 599,590
Fidelity National Financial, Inc. (a)
(c) 6,235 331,079
Fidelity National Information
Services, Inc. (a) 11,758 872,208
First American Financial Corp. (a)
(c) 4,993 304,823
First Citizens BancShares, Inc.,
Class A (a) 31 50,685
FirstCash Holdings, Inc. (a)(c) 1,079 137,616
Fiserv, Inc. *(a)(c) 2,817 450,213
Flowers Foods, Inc. (a) 3,467 82,341
Flowserve Corp. (a) 3,593 164,128
Fluor Corp. *(a) 6,587 278,498

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 102.9% (continued)
FNB Corp. (a)(c) 14,868 209,639
Fortinet, Inc. *(a)(c) 6,879 469,904
Fortive Corp. (a) 3,772 324,467
Fortrea Holdings, Inc. *(a) 7,841 314,738
Fox Corp., Class A (a)(c) 1,891 59,132
Franklin Resources, Inc. (a) 14,948 420,188
Gap, Inc. (The) (a)(c) 33,277 916,781
Gartner, Inc. *(a) 1,011 481,913
Gates Industrial Corp. plc *(a) 37,851 670,341
GE HealthCare Technologies, Inc.
(a)(c) 5,943 540,278
Gen Digital, Inc. (a)(c) 3,129 70,090
Generac Holdings, Inc. *(a)(c) 494 62,313
General Dynamics Corp. (a)(c) 4,276 1,207,927
General Electric Co. (a) 7,496 1,315,773
General Motors Co. (a) 20,936 949,448
Gilead Sciences, Inc. (a) 12,340 903,905
Gitlab, Inc., Class A *(a) 2,305 134,428
Global Payments, Inc. (a)(c) 4,707 629,138
GoDaddy, Inc., Class A *(a) 861 102,183
Graco, Inc. (a) 3,814 356,456
Graham Holdings Co., Class B (a)
(c) 847 650,225
Grand Canyon Education, Inc. *(a)
(c) 3,788 515,963
Greif, Inc., Class A (a) 4,662 321,911
GSK plc (2)(a) 11,904 255,584
H&R Block, Inc. (a)(c) 15,701 771,076
Haemonetics Corp. *(a)(c) 3,215 274,400
Hartford Financial Services Group,
Inc. (The) (a) 11,348 1,169,411
Hawaiian Electric Industries, Inc. (a) 46,247 521,204
HCA Healthcare, Inc. (a)(c) 1,076 358,878
Henry Schein, Inc. *(a)(c) 1,084 81,864
Hewlett Packard Enterprise Co. (a) 53,328 945,505
Hexcel Corp. (a)(c) 3,604 262,551
HF Sinclair Corp. (a)(c) 8,885 536,387
Holcim AG (2)(a) 18,390 1,666,074
Hologic, Inc. *(a)(c) 7,389 576,046
Howmet Aerospace, Inc. (a)(c) 8,256 564,958
HP, Inc. (a) 24,838 750,604
Hubbell, Inc., Class B (a)(c) 1,373 569,864
Humana, Inc. (a) 1,711 593,238
Huntington Bancshares, Inc. (a)(c) 23,594 329,136
Huntington Ingalls Industries, Inc.
(a)(c) 2,691 784,346
IAC, Inc. *(a)(c) 6,639 354,124
IDEXX Laboratories, Inc. *(a)(c) 412 222,451
Incyte Corp. *(a)(c) 6,909 393,606
Informatica, Inc., Class A *(a) 2,943 103,005
Ingredion, Inc. (a) 2,176 254,266
Insperity, Inc. (a)(c) 1,910 209,355
International Bancshares Corp. (a)
(c) 1,667 93,585
International Business Machines
Corp. (a)(c) 2,359 450,475
International Paper Co. (a) 9,712 378,962
Intuit, Inc. (a)(c) 1,128 733,200
Invesco Ltd. (a) 18,823 312,274
IPG Photonics Corp. *(a)(c) 872 79,082
INVESTMENTS SHARES VALUE ($)
United States - 102.9% (continued)
IQVIA Holdings, Inc. *(a)(c) 1,111 280,961
ITT, Inc. (a) 3,161 429,991
Jabil, Inc. (a)(c) 7,698 1,031,147
Jacobs Solutions, Inc. (a)(c) 1,351 207,689
Janus Henderson Group plc (a) 12,529 412,079
Jazz Pharmaceuticals plc *(a)(c) 4,958 597,042
JB Hunt Transport Services, Inc. (a) 1,364 271,777
Jefferies Financial Group, Inc. (a) 8,010 353,241
Johnson & Johnson (a) 10,210 1,615,119
Jones Lang LaSalle, Inc. *(a) 1,424 277,808
KB Home (a) 18,392 1,303,625
Kimberly-Clark Corp. (a)(c) 4,609 596,174
KLA Corp. (a)(c) 642 448,482
Knife River Corp. *(a) 1,160 94,053
Knight-Swift Transportation
Holdings, Inc., Class A (a)(c) 5,900 324,618
Kohl's Corp. (a)(c) 10,786 314,412
Kraft Heinz Co. (The) (a) 7,823 288,669
Kroger Co. (The) (a)(c) 25,742 1,470,639
Kyndryl Holdings, Inc. *(a) 29,663 645,467
Lam Research Corp. (a) 754 732,564
Landstar System, Inc. (a) 3,691 711,477
Lantheus Holdings, Inc. *(a)(c) 5,944 369,955
Leidos Holdings, Inc. (a) 2,118 277,649
Lennar Corp., Class A (a) 6,710 1,153,986
Liberty Media Corp-Liberty
SiriusXM *(a)(c) 7,698 228,708
Lincoln Electric Holdings, Inc. (a)(c) 1,054 269,234
Live Nation Entertainment, Inc. *(a) 652 68,962
Lockheed Martin Corp. (a)(c) 1,972 897,004
Loews Corp. (a)(c) 6,815 533,546
LyondellBasell Industries NV, Class
A (a) 5,332 545,357
M&T Bank Corp. (a)(c) 2,518 366,218
Macy's, Inc. (a)(c) 40,968 818,950
Manhattan Associates, Inc. *(a)(c) 1,569 392,611
ManpowerGroup, Inc. (a) 10,515 816,385
Marathon Oil Corp. (a) 6,144 174,121
Marathon Petroleum Corp. (a) 3,694 744,341
Markel Group, Inc. *(a)(c) 69 104,982
Martin Marietta Materials, Inc. (a)(c) 412 252,943
Masco Corp. (a)(c) 4,848 382,410
Matador Resources Co. (a)(c) 1,581 105,563
Match Group, Inc. *(a)(c) 7,427 269,452
Maximus, Inc. (a) 5,510 462,289
McDonald's Corp. (a) 1,592 448,864
McKesson Corp. (a) 1,447 776,822
Medpace Holdings, Inc. *(a)(c) 1,432 578,743
Medtronic plc (a) 15,003 1,307,511
Merck & Co., Inc. (a) 1,811 238,961
Meta Platforms, Inc., Class A (a) 3,170 1,539,288
MetLife, Inc. (a)(c) 6,296 466,597
Mettler-Toledo International, Inc.
*(a)(c) 163 217,000
MGIC Investment Corp. (a) 5,031 112,493
Microchip Technology, Inc. (a)(c) 3,602 323,135
Middleby Corp. (The) *(a)(c) 662 106,443
Mohawk Industries, Inc. *(a)(c) 2,329 304,843
Molina Healthcare, Inc. *(a)(c) 2,627 1,079,250

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 102.9% (continued)
Molson Coors Beverage Co., Class
B (a)(c) 15,403 1,035,852
Monolithic Power Systems, Inc. (a) 69 46,742
Monster Beverage Corp. *(a)(c) 2,315 137,233
Mosaic Co. (The) (a) 13,301 431,750
MSC Industrial Direct Co., Inc.,
Class A (a)(c) 5,176 502,279
Murphy Oil Corp. (a) 3,820 174,574
Murphy USA, Inc. (a)(c) 2,685 1,125,552
National Fuel Gas Co. (a) 4,401 236,422
NCR Atleos Corp. *(a)(c) 9,748 192,523
NCR Voyix Corp. *(a)(c) 46,992 593,509
NetApp, Inc. (a)(c) 4,778 501,547
Neurocrine Biosciences, Inc. *(a) 492 67,857
New York Community Bancorp, Inc.
(a)(c) 18,112 58,321
NewMarket Corp. (a) 261 165,636
Nexstar Media Group, Inc., Class
A (a)(c) 1,035 178,320
Nordstrom, Inc. (a)(c) 18,051 365,894
Northern Trust Corp. (a) 5,828 518,226
Northwestern Energy Group, Inc.
(a) 1,496 76,191
Nucor Corp. (a) 1,669 330,295
Nutanix, Inc., Class A *(a) 7,731 477,157
nVent Electric plc (a)(c) 5,969 450,063
NVR, Inc. *(a) 18 145,799
Old National Bancorp (a)(c) 8,390 146,070
Old Republic International Corp. (a) 18,864 579,502
Olin Corp. (a)(c) 3,550 208,740
ON Semiconductor Corp. *(a)(c) 2,391 175,858
OneMain Holdings, Inc. (a)(c) 2,642 134,980
Organon & Co. (a) 9,836 184,917
Oshkosh Corp. (a) 6,661 830,693
Ovintiv, Inc. (a) 4,864 252,442
Owens Corning (a) 6,485 1,081,698
PACCAR, Inc. (a) 7,732 957,917
Packaging Corp. of America (a) 1,964 372,728
Paychex, Inc. (a)(c) 1,308 160,622
PayPal Holdings, Inc. *(a) 7,081 474,356
PBF Energy, Inc., Class A (a) 7,578 436,265
Pegasystems, Inc. (a)(c) 1,024 66,191
Penske Automotive Group, Inc. (a)
(c) 3,303 535,053
Pentair plc (a) 3,645 311,429
PepsiCo, Inc. (a)(c) 2,676 468,327
Performance Food Group Co. *(a) 3,124 233,175
Phillips 66 (a)(c) 3,385 552,906
Pilgrim's Pride Corp. *(a) 12,356 424,058
Pinnacle West Capital Corp. (a)(c) 5,435 406,158
Playtika Holding Corp. (a) 42,464 299,371
Popular, Inc. 7,718 679,879
Post Holdings, Inc. *(a) 1,009 107,237
PPG Industries, Inc. (a)(c) 2,389 346,166
Premier, Inc., Class A (a) 7,437 164,358
Procter & Gamble Co. (The) (a)(c) 3,635 589,779
Prudential Financial, Inc. (a) 3,529 414,305
PulteGroup, Inc. (a) 10,598 1,278,331
Pure Storage, Inc., Class A *(a) 6,979 362,838
PVH Corp. (a) 5,755 809,211
INVESTMENTS SHARES VALUE ($)
United States - 102.9% (continued)
QIAGEN NV (2)*(a) 1,991 85,091
Qorvo, Inc. *(a) 2,384 273,755
QUALCOMM, Inc. (a) 4,259 721,049
Qualys, Inc. *(a)(c) 4,221 704,358
QuidelOrtho Corp. *(a) 1,705 81,738
Ralph Lauren Corp., Class A (a)(c) 3,735 701,284
Regal Rexnord Corp. (a)(c) 1,941 349,574
Regeneron Pharmaceuticals, Inc.
*(a) 650 625,619
Reinsurance Group of America,
Inc. (a) 4,434 855,230
Reliance, Inc. (a) 1,331 444,794
RenaissanceRe Holdings Ltd. 510 119,865
Reynolds Consumer Products, Inc.
(a) 3,337 95,305
RingCentral, Inc., Class A *(a) 10,511 365,152
Robert Half, Inc. (a)(c) 8,411 666,824
Roche Holding AG (2)(a) 1,835 468,510
Roper Technologies, Inc. (a) 805 451,476
RPM International, Inc. (a)(c) 1,017 120,972
Ryder System, Inc. (a)(c) 6,865 825,104
Salesforce, Inc. (a) 2,155 649,043
Schneider National, Inc., Class B
(a)(c) 27,654 626,087
Science Applications International
Corp. (a)(c) 1,897 247,350
Seaboard Corp. (a) 31 99,942
Seagate Technology Holdings plc
(a)(c) 656 61,041
SEI Investments Co. (a)(c) 7,611 547,231
Signify NV (2)(a)(b) 19,721 607,101
Silgan Holdings, Inc. (a)(c) 5,244 254,649
Simpson Manufacturing Co., Inc.
(a)(c) 609 124,955
Skechers USA, Inc., Class A *(a) 8,206 502,700
Skyworks Solutions, Inc. (a)(c) 11,246 1,218,167
Snap-on, Inc. (a)(c) 1,833 542,971
Sprouts Farmers Market, Inc. *(a)
(c) 9,178 591,797
SS&C Technologies Holdings, Inc.
(a) 1,550 99,774
State Street Corp. (a) 10,316 797,633
Steel Dynamics, Inc. (a) 5,396 799,849
Stellantis NV (2)(a) 47,584 1,351,816
STERIS plc (a)(c) 1,129 253,822
Stifel Financial Corp. (a) 8,302 648,967
Super Micro Computer, Inc. *(a)(c) 447 451,483
Swiss Re AG (2)(a) 2,942 378,444
Synaptics, Inc. *(a)(c) 1,631 159,120
Synchrony Financial (a) 34,634 1,493,417
Synopsys, Inc. *(a)(c) 1,051 600,647
T. Rowe Price Group, Inc. (a) 1,890 230,429
Tapestry, Inc. (a) 12,366 587,138
Taylor Morrison Home Corp., Class
A *(a)(c) 19,227 1,195,343
TD SYNNEX Corp. (a) 10,320 1,167,192
TE Connectivity Ltd. (a) 2,912 422,939
TEGNA, Inc. (a)(c) 65,572 979,646
Teladoc Health, Inc. *(a)(c) 27,910 421,441
Teleflex, Inc. (a)(c) 1,738 393,083

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 102.9% (continued)
Tenaris SA (2)(a) 73,474 1,452,671
Tenet Healthcare Corp. *(a) 6,708 705,078
Teradata Corp. *(a)(c) 14,142 546,871
Teradyne, Inc. (a)(c) 2,091 235,928
Terex Corp. (a) 15,400 991,760
Tetra Tech, Inc. (a)(c) 1,205 222,576
Texas Roadhouse, Inc., Class A (a) 4,320 667,310
Textron, Inc. (a)(c) 14,870 1,426,478
Thermo Fisher Scientific, Inc. (a)(c) 384 223,185
Thor Industries, Inc. (a)(c) 2,339 274,458
Timken Co. (The) (a)(c) 6,541 571,880
Toll Brothers, Inc. (a)(c) 11,064 1,431,349
Travel + Leisure Co. (a)(c) 8,489 415,621
Travelers Cos., Inc. (The) (a) 3,049 701,697
TripAdvisor, Inc. *(a) 12,104 336,370
Tyson Foods, Inc., Class A (a) 2,438 143,184
UFP Industries, Inc. (a) 10,456 1,286,193
U-Haul Holding Co. *(a) 252 17,020
UiPath, Inc., Class A *(a)(c) 4,163 94,375
United Airlines Holdings, Inc. *(a) 7,017 335,974
United Rentals, Inc. (a)(c) 1,252 902,830
United Therapeutics Corp. *(a) 3,753 862,139
Universal Display Corp. (a) 853 143,688
Universal Health Services, Inc.,
Class B (a) 3,325 606,680
Unum Group (a) 14,177 760,738
US Foods Holding Corp. *(a)(c) 8,874 478,930
Valero Energy Corp. (a)(c) 5,343 911,997
Valley National Bancorp (a)(c) 40,319 320,939
Veeva Systems, Inc., Class A *(a) 5,168 1,197,374
Veralto Corp. (a)(c) 2,819 249,933
VeriSign, Inc. *(a)(c) 1,234 233,855
Verisk Analytics, Inc., Class A (a)(c) 1,235 291,127
Verizon Communications, Inc. (a) 24,044 1,008,886
Vertex Pharmaceuticals, Inc. *(a) 2,076 867,789
Vestis Corp. (a)(c) 13,358 257,409
Viasat, Inc. *(a)(c) 10,336 186,978
Viatris, Inc. (a) 66,944 799,311
Victoria's Secret & Co. *(a)(c) 5,180 100,388
Vishay Intertechnology, Inc. (a)(c) 24,892 564,551
Vistra Corp. (a)(c) 18,877 1,314,783
Vontier Corp. (a)(c) 5,917 268,395
Vulcan Materials Co. (a) 1,422 388,092
Walgreens Boots Alliance, Inc. (a)
(c) 16,298 353,504
Walmart, Inc. (a) 20,067 1,207,431
Warner Bros Discovery, Inc. *(a)(c) 10,032 87,579
Watts Water Technologies, Inc.,
Class A (a) 1,868 397,043
Wayfair, Inc., Class A *(a)(c) 3,695 250,817
Werner Enterprises, Inc. (a)(c) 10,374 405,831
WESCO International, Inc. (a) 3,572 611,812
Western Union Co. (The) (a)(c) 51,747 723,423
Westlake Corp. (a)(c) 4,480 684,544
Williams-Sonoma, Inc. (a)(c) 2,826 897,340
Wintrust Financial Corp. (a)(c) 1,002 104,599
WK Kellogg Co. (a)(c) 11,162 209,846
Woodward, Inc. (a) 2,778 428,145
Workday, Inc., Class A *(a) 2,135 582,321
INVESTMENTS SHARES VALUE ($)
United States - 102.9% (continued)
Wyndham Hotels & Resorts, Inc.
(a)(c) 1,567 120,267
Xcel Energy, Inc. (a) 680 36,550
Ziff Davis, Inc. *(a)(c) 2,502 157,726
Zimmer Biomet Holdings, Inc. (a) 5,119 675,606
Zions Bancorp NA (a)(c) 7,428 322,375
Zoom Video Communications, Inc.,
Class A *(a) 19,000 1,242,030
220,370,685
TOTAL COMMON STOCKS
(Cost $271,624,071) 390,886,824
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Henkel AG & Co. KGaA
(Preference) (2)(a)
(Cost $117,949) 1,762 141,623
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 65 –
SHARES
SHORT-TERM INVESTMENTS - 68.0%
INVESTMENT COMPANIES - 56.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.16% (d)(e) 3,350,727 3,350,727
Limited Purpose Cash Investment
Fund, 5.33% (d) 117,501,931 117,454,930
TOTAL INVESTMENT COMPANIES
(Cost $120,790,196) 120,805,657
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 11.5%
U.S. Treasury Bills
5.49%, 4/4/2024 (2)(f) $ 529,000 528,771
5.47%, 4/11/2024 (2)(f)(g) 8,572,000 8,559,526
5.48%, 4/18/2024 (2)(f)(g) 4,022,000 4,012,003
5.47%, 4/25/2024 (2)(f) 2,096,000 2,088,654
5.11%, 8/1/2024 (2)(f) 2,039,000 2,003,282
5.18%, 8/8/2024 (2)(f) 873,000 856,972
5.27%, 8/29/2024 (2)(f) 299,000 292,634
5.24%, 9/5/2024 (2)(f) 2,589,000 2,531,202
5.23%, 9/12/2024 (2)(f) 2,413,000 2,356,916
5.27%, 9/19/2024 (2)(f) 1,172,000 1,143,506
5.24%, 9/26/2024 (2)(f) 325,000 316,775
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,691,435) 24,690,241
TOTAL SHORT-TERM INVESTMENTS
(Cost $145,481,631) 145,495,898
TOTAL LONG POSITIONS
(Cost $417,223,651) 536,524,345

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (165.9)%
COMMON STOCKS - (164.7)%
Australia - (4.8)%
ALS Ltd. (2) (6,514) (55,696)
Alumina Ltd. (2) (72,204) (66,909)
APA Group (2) (107,881) (591,295)
Cleanaway Waste Management
Ltd. (2) (51,065) (90,481)
Coles Group Ltd. (2) (10,850) (119,776)
Commonwealth Bank of Australia
(2) (12,616) (989,591)
Domino's Pizza Enterprises Ltd. (2) (1,222) (34,525)
Endeavour Group Ltd. (2) (173,866) (624,254)
Evolution Mining Ltd. (2) (119,403) (279,062)
Glencore plc (2) (20,093) (110,262)
IDP Education Ltd. (2) (56,921) (664,445)
IGO Ltd. (2) (40,857) (188,247)
Insurance Australia Group Ltd. (2) (78,066) (325,639)
Liontown Resources Ltd. (2) (626,105) (476,743)
Lynas Rare Earths Ltd. (2) (171,463) (632,866)
Macquarie Group Ltd. (2) (5,814) (756,271)
Mineral Resources Ltd. (2) (13,300) (613,639)
National Australia Bank Ltd. (2) (5,917) (133,973)
NEXTDC Ltd. (2) (9,809) (113,626)
Pilbara Minerals Ltd. (2) (33,078) (82,544)
Ramsay Health Care Ltd. (2) (17,011) (626,245)
SEEK Ltd. (2) (2,612) (42,593)
Sonic Healthcare Ltd. (2) (17,133) (328,316)
South32 Ltd. (2) (51,236) (99,978)
Transurban Group (2) (21,581) (187,218)
Treasury Wine Estates Ltd. (2) (80,673) (654,388)
WiseTech Global Ltd. (2) (2,388) (146,057)
Woodside Energy Group Ltd. (2) (42,151) (840,169)
Woolworths Group Ltd. (2) (18,894) (408,414)
(10,283,222)
Belgium - (0.6)%
Anheuser-Busch InBev SA/NV (2) (5,898) (359,034)
D'ieteren Group (2) (1,476) (327,232)
Elia Group SA/NV (2) (754) (81,391)
Liberty Global Ltd., Class C (20,294) (357,986)
Lotus Bakeries NV (8) (77,246)
(1,202,889)
Brazil - (0.3)%
MercadoLibre, Inc. (167) (252,497)
Wheaton Precious Metals Corp. (6,058) (285,335)
(537,832)
Burkina Faso - (0.1)%
Endeavour Mining plc (2) (11,176) (226,785)
Canada - (6.6)%
Agnico Eagle Mines Ltd. (4,947) (294,983)
Alamos Gold, Inc., Class A (2,580) (38,037)
Algonquin Power & Utilities Corp. (111,068) (701,888)
AltaGas Ltd. (1,860) (41,085)
Aritzia, Inc. (12,101) (334,116)
Barrick Gold Corp. (20,219) (336,299)
BCE, Inc. (8,330) (283,068)
INVESTMENTS SHARES VALUE ($)
Canada - (6.6)% (continued)
Brookfield Asset Management Ltd.,
Class A (2,100) (88,214)
Brookfield Corp., Class A (19,454) (814,036)
Brookfield Infrastructure Corp.,
Class A (2,113) (76,124)
CAE, Inc. (4,470) (92,301)
Cameco Corp. (10,259) (444,124)
Canadian Natural Resources Ltd. (3,421) (260,966)
Canadian Pacific Kansas City Ltd. (2,694) (237,529)
Canadian Utilities Ltd., Class A (1,868) (42,544)
CCL Industries, Inc., Class B (1,640) (83,819)
Cenovus Energy, Inc. (15,663) (313,133)
Colliers International Group, Inc. (2,613) (319,393)
Element Fleet Management Corp. (16,622) (268,617)
Enbridge, Inc. (22,580) (815,984)
Franco-Nevada Corp. (9,378) (1,117,425)
Gildan Activewear, Inc. (3,364) (124,845)
Intact Financial Corp. (947) (153,836)
Keyera Corp. (15,993) (411,942)
Lumine Group, Inc. (h) (225) (5,948)
Metro, Inc., Class A (3,299) (177,109)
Northland Power, Inc. (3,875) (63,308)
Nuvei Corp. (b) (8,003) (252,991)
Pan American Silver Corp. (38,528) (580,814)
Pembina Pipeline Corp. (7,753) (273,649)
PrairieSky Royalty Ltd. (14,833) (290,517)
RB Global, Inc. (7,745) (589,902)
Rogers Communications, Inc.,
Class B (8,348) (342,043)
Royal Bank of Canada (3,900) (393,354)
Shopify, Inc., Class A (4,030) (310,904)
SNC-Lavalin Group, Inc. (10,486) (428,869)
TC Energy Corp. (24,376) (979,683)
Teck Resources Ltd., Class B (18,147) (830,618)
Thomson Reuters Corp. (1,601) (249,153)
Toronto-Dominion Bank (The) (9,889) (596,822)
WSP Global, Inc. (262) (43,667)
(14,103,659)
Chile - (0.3)%
Antofagasta plc (2) (26,746) (686,998)
China - (0.2)%
Prosus NV (2) (11,824) (370,096)
Denmark - (2.2)%
Ambu A/S, Class B (2) (7,603) (125,130)
Coloplast A/S, Class B (2) (3,268) (441,236)
Demant A/S (2) (1,576) (78,332)
DSV A/S (2) (7,116) (1,156,739)
GN Store Nord A/S (2) (5,896) (155,943)
Novonesis (Novozymes), Class B
(2) (2,345) (137,937)
Orsted A/S (2)(b) (14,381) (803,594)
Royal Unibrew A/S (2) (555) (36,724)
Tryg A/S (2) (21,788) (449,145)
Vestas Wind Systems A/S (2) (43,768) (1,220,847)
(4,605,627)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - (0.8)%
Neste OYJ (2) (17,378) (471,208)
Orion OYJ, Class B (2) (1,024) (38,172)
Sampo OYJ, Class A (2) (13,793) (588,358)
Stora Enso OYJ, Class R (2) (27,308) (379,746)
UPM-Kymmene OYJ (2) (6,234) (207,696)
(1,685,180)
France - (4.9)%
Accor SA (2) (9,091) (424,426)
Aeroports de Paris SA (2) (1,243) (170,433)
Air France-KLM (2) (27,884) (310,405)
Air Liquide SA (2) (1,230) (255,900)
Airbus SE (2) (2,486) (457,993)
Alstom SA (2) (18,155) (276,471)
AXA SA (2) (9,813) (368,535)
BioMerieux (2) (1,137) (125,404)
Bureau Veritas SA (2) (4,057) (123,874)
Dassault Systemes SE (2) (14,004) (619,917)
Edenred SE (2) (7,081) (378,088)
EssilorLuxottica SA (2) (885) (200,197)
Forvia SE (2) (3,275) (49,621)
Getlink SE (2) (3,954) (67,322)
Hermes International SCA (2) (302) (771,847)
Kering SA (2) (1,018) (403,213)
Legrand SA (2) (560) (59,302)
L'Oreal SA (2) (1,545) (731,668)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,423) (1,280,412)
Pernod Ricard SA (2) (4,222) (683,475)
Remy Cointreau SA (2) (741) (74,822)
Renault SA (2) (13,198) (665,973)
Sartorius Stedim Biotech (2) (3,460) (986,885)
SOITEC (2) (2,886) (298,023)
Teleperformance SE (2) (722) (70,131)
Thales SA (2) (1,824) (310,956)
Valeo SE (2) (8,673) (108,432)
Vivendi SE (2) (8,574) (93,438)
Worldline SA (2)(b) (12,032) (148,854)
(10,516,017)
Germany - (4.0)%
adidas AG (2) (1,577) (352,347)
Aroundtown SA (2) (19,958) (42,073)
Bayer AG (Registered) (2) (15,088) (462,064)
Carl Zeiss Meditec AG (2) (3,262) (407,181)
CTS Eventim AG & Co. KGaA (2) (2,043) (181,649)
Deutsche Telekom AG (Registered)
(2) (9,081) (220,437)
Evotec SE (2) (4,941) (77,007)
Fraport AG Frankfurt Airport
Services Worldwide (2) (2,199) (115,894)
Infineon Technologies AG (2) (12,801) (435,305)
Mercedes-Benz Group AG (2) (3,117) (248,228)
Merck KGaA (2) (5,767) (1,016,928)
MTU Aero Engines AG (2) (2,630) (667,037)
Nemetschek SE (2) (1,978) (195,788)
Puma SE (2) (5,578) (252,439)
Rational AG (2) (123) (105,976)
Rheinmetall AG (2) (1,318) (741,271)
RWE AG (2) (6,879) (233,798)
INVESTMENTS SHARES VALUE ($)
Germany - (4.0)% (continued)
SAP SE (2) (2,703) (526,325)
Siemens AG (Registered) (2) (1,517) (289,654)
Siemens Healthineers AG (2)(b) (13,440) (821,959)
Symrise AG, Class A (2) (2,270) (271,744)
TeamViewer SE (2)(b) (6,887) (102,632)
United Internet AG (Registered) (2) (2,660) (59,861)
Vonovia SE (2) (12,670) (374,421)
Zalando SE (2)(b) (12,554) (358,985)
(8,561,003)
Hong Kong - (0.3)%
Prudential plc (2) (61,576) (577,495)
Italy - (3.6)%
Amplifon SpA (2) (6,675) (243,322)
Banca Generali SpA (2) (1,831) (72,756)
Brunello Cucinelli SpA (2) (4,116) (470,408)
Davide Campari-Milano NV (2) (6,439) (64,712)
DiaSorin SpA (2) (674) (65,044)
Enel SpA (2) (170,882) (1,128,077)
ERG SpA (2) (17,341) (435,363)
Ferrari NV (2) (1,783) (777,451)
FinecoBank Banca Fineco SpA (2) (40,732) (610,035)
Infrastrutture Wireless Italiane SpA
(2)(b) (26,602) (301,879)
Interpump Group SpA (2) (7,456) (363,382)
Mediobanca Banca di Credito
Finanziario SpA (2) (16,249) (242,134)
Moncler SpA (2) (7,387) (551,223)
Nexi SpA (2)(b) (52,186) (330,642)
Snam SpA (2) (202,059) (954,063)
Telecom Italia SpA (727,456) (176,662)
Terna - Rete Elettrica Nazionale (2) (106,069) (876,736)
(7,663,889)
Japan - (23.9)%
Advantest Corp. (2) (18,700) (830,707)
Aeon Co. Ltd. (2) (10,900) (258,569)
Ajinomoto Co., Inc. (2) (14,600) (545,217)
Allegro MicroSystems, Inc. (4,231) (114,068)
Asahi Intecc Co. Ltd. (2) (16,300) (285,573)
Asahi Kasei Corp. (2) (17,700) (129,799)
Astellas Pharma, Inc. (2) (46,800) (502,761)
Azbil Corp. (2) (2,200) (60,865)
Bandai Namco Holdings, Inc. (2) (21,100) (391,514)
BayCurrent Consulting, Inc. (2) (5,700) (112,042)
Bridgestone Corp. (2) (15,500) (686,956)
Calbee, Inc. (10,600) (238,917)
Capcom Co. Ltd. (2) (12,000) (224,809)
Chugai Pharmaceutical Co. Ltd. (2) (4,200) (160,505)
Concordia Financial Group Ltd. (2) (25,600) (128,671)
Cosmos Pharmaceutical Corp. (2) (1,700) (161,207)
CyberAgent, Inc. (2) (22,600) (164,362)
Daifuku Co. Ltd. (2) (22,400) (536,915)
Daiichi Sankyo Co. Ltd. (2) (17,500) (556,831)
Daikin Industries Ltd. (2) (8,300) (1,133,287)
Denso Corp. (2) (47,500) (909,705)
Disco Corp. (2) (1,700) (621,407)
East Japan Railway Co. (2) (28,200) (541,021)
Eisai Co. Ltd. (2) (21,600) (889,678)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (23.9)% (continued)
FANUC Corp. (2) (37,800) (1,054,486)
Fast Retailing Co. Ltd. (2) (700) (216,878)
FUJIFILM Holdings Corp. (2) (16,200) (363,765)
Fukuoka Financial Group, Inc. (2) (10,100) (269,624)
GMO Payment Gateway, Inc. (2) (8,500) (550,512)
Hamamatsu Photonics KK (2) (3,800) (133,974)
Hankyu Hanshin Holdings, Inc. (2) (5,600) (160,671)
Harmonic Drive Systems, Inc. (2) (3,100) (82,602)
Hoshizaki Corp. (2) (1,900) (69,325)
Hoya Corp. (2) (4,200) (525,298)
Hulic Co. Ltd. (2) (12,900) (132,487)
Ibiden Co. Ltd. (2) (18,400) (824,077)
IHI Corp. (2) (39,200) (1,047,885)
Japan Airlines Co. Ltd. (2) (14,600) (277,221)
Japan Airport Terminal Co. Ltd. (2) (15,400) (608,548)
Japan Tobacco, Inc. (2) (20,100) (535,905)
Kadokawa Corp. (2) (13,900) (244,228)
Kawasaki Heavy Industries Ltd. (2) (11,700) (384,432)
KDDI Corp. (2) (7,200) (212,880)
Keio Corp. (2) (13,400) (366,907)
Keisei Electric Railway Co. Ltd. (2) (4,700) (191,126)
Keyence Corp. (2) (1,500) (696,391)
Kikkoman Corp. (2) (24,500) (314,446)
Kintetsu Group Holdings Co. Ltd.
(2) (8,600) (250,490)
Kobe Bussan Co. Ltd. (2) (20,200) (494,966)
Koei Tecmo Holdings Co. Ltd. (2) (7,500) (79,928)
Kose Corp. (2) (2,700) (144,690)
Kubota Corp. (2) (34,600) (542,865)
Kurita Water Industries Ltd. (2) (4,300) (178,278)
Kyoto Financial Group, Inc. (2) (26,200) (472,828)
Kyowa Kirin Co. Ltd. (2) (6,300) (113,344)
Lasertec Corp. (2) (2,900) (826,588)
Lixil Corp. (2) (8,500) (104,757)
LY Corp. (2) (78,500) (198,838)
M3, Inc. (2) (40,100) (577,093)
Makita Corp. (2) (1,300) (36,947)
Marui Group Co. Ltd. (2) (29,200) (468,027)
MatsukiyoCocokara & Co. (2) (14,600) (234,431)
Mercari, Inc. (2) (35,700) (456,336)
Mitsubishi Estate Co. Ltd. (2) (52,200) (952,440)
Mitsubishi Heavy Industries Ltd. (2) (43,000) (389,723)
Mitsubishi UFJ Financial Group,
Inc. (2) (20,700) (210,604)
Mitsui Fudosan Co. Ltd. (2) (32,400) (349,320)
MonotaRO Co. Ltd. (2) (38,500) (463,423)
Murata Manufacturing Co. Ltd. (2) (12,600) (235,650)
Nagoya Railroad Co. Ltd. (2) (3,400) (47,570)
NIDEC Corp. (2) (16,900) (700,830)
Nikon Corp. (2) (26,300) (266,217)
Nippon Paint Holdings Co. Ltd. (2) (70,000) (503,803)
Nippon Telegraph & Telephone
Corp. (2) (168,600) (200,820)
Nissan Chemical Corp. (2) (19,100) (723,433)
Nissan Motor Co. Ltd. (2) (163,900) (649,451)
Nissin Foods Holdings Co. Ltd. (2) (6,200) (170,922)
Nitori Holdings Co. Ltd. (2) (4,700) (712,295)
Nomura Research Institute Ltd. (2) (9,000) (254,239)
NTT Data Group Corp. (2) (21,400) (340,216)
Obic Co. Ltd. (2) (900) (135,946)
INVESTMENTS SHARES VALUE ($)
Japan - (23.9)% (continued)
Odakyu Electric Railway Co. Ltd.
(2) (11,200) (154,390)
Omron Corp. (2) (13,700) (490,556)
Oriental Land Co. Ltd. (2) (17,600) (563,829)
Rakuten Group, Inc. (2) (32,300) (183,338)
Recruit Holdings Co. Ltd. (2) (8,800) (386,380)
Resona Holdings, Inc. (2) (75,300) (464,184)
Resonac Holdings Corp. (2) (16,300) (379,709)
Rinnai Corp. (2) (7,500) (172,157)
Seibu Holdings, Inc. (2) (7,000) (109,414)
Sekisui House Ltd. (2) (9,600) (218,666)
Seven & i Holdings Co. Ltd. (2) (42,100) (613,645)
SG Holdings Co. Ltd. (2) (30,600) (387,517)
Sharp Corp. (2) (13,800) (76,859)
SHIFT, Inc. (2) (1,200) (191,247)
Shimadzu Corp. (2) (4,600) (128,129)
Shimano, Inc. (2) (3,700) (550,425)
Shiseido Co. Ltd. (2) (14,600) (400,631)
Shizuoka Financial Group, Inc. (2) (16,100) (153,200)
SMC Corp. (2) (1,800) (1,015,488)
SoftBank Corp. (2) (21,200) (272,949)
SoftBank Group Corp. (2) (12,400) (736,379)
Sony Group Corp. (2) (14,900) (1,277,685)
Sumitomo Chemical Co. Ltd. (2) (517,000) (1,120,183)
Sumitomo Metal Mining Co. Ltd. (2) (16,400) (489,710)
Sumitomo Mitsui Financial Group,
Inc. (2) (12,200) (713,367)
Sumitomo Realty & Development
Co. Ltd. (2) (7,700) (286,898)
Suzuki Motor Corp. (2) (60,400) (689,603)
Sysmex Corp. (2) (21,000) (374,743)
T&D Holdings, Inc. (2) (8,300) (144,289)
Taisei Corp. (2) (5,900) (215,049)
Taiyo Yuden Co. Ltd. (2) (19,200) (454,553)
Takeda Pharmaceutical Co. Ltd. (2) (18,700) (520,120)
Terumo Corp. (2) (28,800) (527,001)
Tobu Railway Co. Ltd. (2) (2,300) (57,511)
Tokyo Electron Ltd. (2) (500) (130,225)
Tokyu Corp. (2) (20,200) (245,972)
Toray Industries, Inc. (2) (20,700) (99,398)
TOTO Ltd. (2) (5,700) (159,800)
Toyota Motor Corp. (2) (32,100) (811,327)
Unicharm Corp. (2) (11,200) (356,566)
USS Co. Ltd. (2) (4,200) (34,722)
Welcia Holdings Co. Ltd. (2) (11,300) (192,147)
West Japan Railway Co. (2) (13,000) (270,922)
Yakult Honsha Co. Ltd. (2) (6,400) (130,806)
Yamaha Corp. (2) (20,000) (431,695)
Yamaha Motor Co. Ltd. (2) (52,300) (481,765)
Yamato Holdings Co. Ltd. (2) (5,500) (79,159)
Yaskawa Electric Corp. (2) (22,600) (962,188)
ZOZO, Inc. (2) (12,000) (297,838)
(51,140,696)
Luxembourg - (0.1)%
Eurofins Scientific SE (2) (4,607) (293,468)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - (1.9)%
Adyen NV (2)(b) (515) (869,905)
Aegon Ltd. (2) (65,643) (400,477)
Argenx SE (2) (1,977) (779,478)
ASML Holding NV (2) (567) (549,685)
BE Semiconductor Industries NV
(2) (1,587) (243,094)
Heineken NV (2) (2,122) (204,577)
IMCD NV (2) (2,740) (482,268)
Koninklijke Vopak NV (2) (5,854) (225,770)
SBM Offshore NV (2) (20,580) (328,697)
(4,083,951)
Norway - (0.6)%
DNB Bank ASA (2) (14,364) (285,521)
Gjensidige Forsikring ASA (2) (15,727) (228,269)
Mowi ASA (2) (12,460) (228,874)
Salmar ASA (2) (1,624) (107,181)
Schibsted ASA, Class A (1,017) (32,487)
Telenor ASA (3,950) (43,933)
TOMRA Systems ASA (2) (20,325) (318,147)
(1,244,412)
Portugal - (0.0)% †
EDP - Energias de Portugal SA (2) (18,163) (70,865)
Jeronimo Martins SGPS SA (2) (1,687) (33,471)
(104,336)
Singapore - (1.3)%
CapitaLand Investment Ltd. (2) (42,600) (84,533)
City Developments Ltd. (2) (71,500) (309,727)
DBS Group Holdings Ltd. (2) (10,900) (290,897)
Grab Holdings Ltd., Class A (135,179) (424,462)
Keppel Ltd. (2) (53,800) (292,352)
Seatrium Ltd. (2) (7,710,900) (450,654)
Singapore Technologies
Engineering Ltd. (2) (18,700) (55,675)
Singapore Telecommunications
Ltd. (2) (501,100) (941,729)
(2,850,029)
South Africa - (0.1)%
Anglo American plc (2) (9,417) (232,062)
South Korea - (0.3)%
Delivery Hero SE (2)(b) (22,679) (648,493)
Spain - (1.7)%
Aena SME SA (2)(b) (179) (35,255)
Amadeus IT Group SA (2) (8,927) (573,083)
Bankinter SA (2) (37,591) (275,428)
CaixaBank SA (2) (49,920) (242,241)
Cellnex Telecom SA (2)(b) (23,100) (817,155)
Corp. ACCIONA Energias
Renovables SA (2) (12,200) (265,845)
Endesa SA (2) (3,000) (55,624)
Fluidra SA (2) (6,690) (158,319)
Grifols SA (2) (38,823) (349,211)
Iberdrola SA (2) (40,563) (503,807)
Naturgy Energy Group SA (2) (7,434) (161,338)
Redeia Corp. SA (2) (3,759) (64,208)
INVESTMENTS SHARES VALUE ($)
Spain - (1.7)% (continued)
Telefonica SA (2) (12,982) (57,332)
(3,558,846)
Sweden - (3.3)%
AddTech AB, Class B (2) (10,598) (241,106)
Alfa Laval AB (2) (866) (34,029)
Assa Abloy AB, Class B (2) (7,802) (223,904)
Atlas Copco AB, Class A (2) (23,872) (403,164)
Autoliv, Inc. (2,001) (240,980)
Beijer Ref AB, Class B (2) (17,567) (260,833)
Boliden AB (2) (9,296) (258,128)
Castellum AB (2) (5,196) (68,336)
Electrolux AB, Class B (2) (24,409) (217,950)
Epiroc AB, Class A (2) (22,848) (428,916)
EQT AB (2) (20,700) (655,352)
Fastighets AB Balder, Class B (2) (30,143) (221,414)
Hexagon AB, Class B (2) (67,876) (802,358)
Holmen AB, Class B (2) (6,594) (268,243)
Husqvarna AB, Class B (2) (10,533) (90,131)
Lifco AB, Class B (2) (13,577) (354,554)
Nibe Industrier AB, Class B (2) (148,217) (728,842)
Sagax AB, Class B (2) (14,657) (386,656)
Svenska Cellulosa AB SCA, Class
B (2) (37,661) (579,000)
Svenska Handelsbanken AB, Class
A (2) (24,656) (249,272)
Swedish Orphan Biovitrum AB (3,788) (94,558)
Tele2 AB, Class B (2) (19,583) (160,805)
(6,968,531)
Switzerland - (4.5)%
ABB Ltd. (Registered) (2) (6,191) (287,202)
Alcon, Inc. (2) (1,672) (138,294)
Avolta AG (2) (7,553) (314,487)
Bachem Holding AG, Class B (2) (1,306) (125,067)
Banque Cantonale Vaudoise
(Registered) (2) (2,474) (287,815)
Barry Callebaut AG (Registered) (2) (141) (204,817)
Belimo Holding AG (Registered) (2) (183) (89,814)
Chocoladefabriken Lindt &
Spruengli AG (2) (32) (383,002)
Cie Financiere Richemont SA
(Registered) (2) (3,755) (571,663)
Clariant AG (Registered) (2) (12,856) (173,941)
DSM-Firmenich AG (2) (14,359) (1,633,078)
EMS-Chemie Holding AG
(Registered) (2) (252) (193,138)
Givaudan SA (Registered) (2) (84) (373,946)
Helvetia Holding AG (Registered)
(2) (660) (90,995)
Julius Baer Group Ltd. (2) (7,124) (413,181)
Lonza Group AG (Registered) (2) (784) (468,517)
Partners Group Holding AG (2) (361) (515,683)
SGS SA (Registered) (2) (504) (48,930)
SIG Group AG (2) (47,031) (1,042,878)
Sika AG (Registered) (2) (3,720) (1,106,887)
Straumann Holding AG
(Registered) (2) (3,168) (505,479)
Swiss Prime Site AG (Registered)
(2) (790) (74,518)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (4.5)% (continued)
Temenos AG (Registered) (2) (2,551) (182,474)
VAT Group AG (2)(b) (851) (439,621)
Zurich Insurance Group AG (2) (105) (56,723)
(9,722,150)
United Kingdom - (5.5)%
Admiral Group plc (2) (8,183) (293,260)
Ashtead Group plc (2) (9,539) (679,455)
AstraZeneca plc (2) (8,068) (1,083,887)
ConvaTec Group plc (2)(b) (22,114) (79,888)
Croda International plc (2) (7,189) (444,822)
Diageo plc (2) (20,753) (767,907)
Diploma plc (2) (2,910) (136,687)
Direct Line Insurance Group plc (93,744) (230,781)
easyJet plc (2) (12,721) (91,566)
Entain plc (2) (4,715) (47,315)
Flutter Entertainment plc (2) (718) (143,122)
Halma plc (2) (4,517) (134,879)
Hargreaves Lansdown plc (2) (9,060) (84,086)
Hiscox Ltd. (9,636) (150,810)
Informa plc (2) (30,542) (320,447)
Intermediate Capital Group plc (2) (2,996) (77,601)
Legal & General Group plc (2) (185,470) (595,855)
M&G plc (2) (92,502) (257,465)
Melrose Industries plc (2) (21,149) (179,574)
National Grid plc (2) (59,567) (802,606)
Ocado Group plc (2) (46,784) (268,300)
Pennon Group plc (16,900) (138,114)
Persimmon plc (2) (14,544) (241,147)
Reckitt Benckiser Group plc (2) (11,250) (641,307)
RELX plc (2) (7,850) (338,535)
Rentokil Initial plc (2) (108,354) (644,220)
Smith & Nephew plc (2) (4,565) (57,149)
Spirax-Sarco Engineering plc (2) (3,375) (428,207)
SSE plc (2) (15,338) (319,767)
St James's Place plc (2) (24,422) (143,276)
TechnipFMC plc (11,978) (300,768)
Unilever plc (2) (7,944) (398,803)
Weir Group plc (The) (2) (7,560) (193,114)
WH Smith plc (2) (4,027) (67,066)
Wise plc, Class A (2) (44,785) (523,508)
WPP plc (2) (39,146) (370,992)
(11,676,286)
United States - (92.5)%
10X Genomics, Inc., Class A (17,641) (662,067)
Acadia Healthcare Co., Inc. (5,881) (465,893)
Accenture plc, Class A (850) (294,619)
Advance Auto Parts, Inc. (2,159) (183,709)
Advanced Drainage Systems, Inc. (1,163) (200,315)
Advanced Micro Devices, Inc. (2,765) (499,055)
AECOM (1,657) (162,519)
AES Corp. (The) (47,715) (855,530)
Affirm Holdings, Inc., Class A (3,062) (114,090)
Aflac, Inc. (5,394) (463,129)
agilon health, Inc. (46,605) (284,291)
Air Lease Corp., Class A (4,384) (225,513)
Air Products and Chemicals, Inc. (4,427) (1,072,529)
Alaska Air Group, Inc. (11,941) (513,344)
Albemarle Corp. (3,738) (492,444)
INVESTMENTS SHARES VALUE ($)
United States - (92.5)% (continued)
Alcoa Corp. (12,405) (419,165)
Allegion plc (1,171) (157,745)
Alliant Energy Corp. (11,152) (562,061)
Allstate Corp. (The) (1,679) (290,484)
Ally Financial, Inc. (1,823) (73,996)
Alnylam Pharmaceuticals, Inc. (1,362) (203,551)
Amazon.com, Inc. (3,500) (631,330)
Amcor plc (45,976) (437,232)
Ameren Corp. (3,345) (247,396)
American Airlines Group, Inc. (27,903) (428,311)
American Electric Power Co., Inc. (3,395) (292,310)
American Express Co. (1,323) (301,234)
American Financial Group, Inc. (712) (97,174)
American Water Works Co., Inc. (7,455) (911,076)
AMETEK, Inc. (3,133) (573,026)
Amphenol Corp., Class A (5,412) (624,274)
Antero Resources Corp. (44,111) (1,279,218)
Aon plc, Class A (1,580) (527,278)
APA Corp. (6,946) (238,803)
Apellis Pharmaceuticals, Inc. (6,337) (372,489)
Apollo Global Management, Inc. (2,374) (266,956)
AptarGroup, Inc. (1,959) (281,881)
Aptiv plc (7,116) (566,789)
Arcadium Lithium plc (63,803) (274,991)
Arista Networks, Inc. (362) (104,973)
Arrowhead Pharmaceuticals, Inc. (9,515) (272,129)
Arthur J Gallagher & Co. (1,910) (477,576)
Ashland, Inc. (4,052) (394,543)
Aspen Technology, Inc. (2,368) (505,047)
Atlassian Corp., Class A (1,774) (346,125)
Atmos Energy Corp. (1,217) (144,665)
Automatic Data Processing, Inc. (1,356) (338,647)
AutoZone, Inc. (12) (37,820)
Avery Dennison Corp. (1,725) (385,106)
Avis Budget Group, Inc. (1,516) (185,649)
Axalta Coating Systems Ltd. (1,230) (42,300)
Axon Enterprise, Inc. (522) (163,323)
AZEK Co., Inc. (The), Class A (9,400) (472,068)
Azenta, Inc. (6,302) (379,885)
Baker Hughes Co., Class A (11,470) (384,245)
Ball Corp. (9,658) (650,563)
Bank of America Corp. (11,174) (423,718)
Bath & Body Works, Inc. (5,545) (277,361)
Becton Dickinson & Co. (1,567) (387,754)
Bentley Systems, Inc., Class B (4,215) (220,107)
BILL Holdings, Inc. (6,269) (430,806)
Biogen, Inc. (1,186) (255,737)
BioMarin Pharmaceutical, Inc. (5,676) (495,742)
Bio-Rad Laboratories, Inc., Class A (1,118) (386,683)
Bio-Techne Corp. (4,300) (302,677)
BJ's Wholesale Club Holdings, Inc. (4,957) (374,997)
BlackRock, Inc. (44) (36,683)
Blackstone, Inc. (8,807) (1,156,975)
Block, Inc., Class A (4,004) (338,658)
Blue Owl Capital, Inc., Class A (13,832) (260,872)
Boeing Co. (The) (3,854) (743,783)
BOK Financial Corp. (2,997) (275,724)
Booz Allen Hamilton Holding Corp.,
Class A (1,349) (200,246)
Boston Scientific Corp. (4,252) (291,219)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (92.5)% (continued)
Bright Horizons Family Solutions,
Inc. (2,168) (245,764)
Brink's Co. (The) (710) (65,590)
Broadridge Financial Solutions, Inc. (1,306) (267,547)
Brookfield Renewable Corp., Class
A (1,847) (45,324)
Brown & Brown, Inc. (2,250) (196,965)
Brown-Forman Corp., Class B (17,921) (925,082)
Brunswick Corp. (3,926) (378,938)
Burlington Stores, Inc. (939) (218,026)
Cable One, Inc. (536) (226,798)
Cadence Bank (17,317) (502,193)
Caesars Entertainment, Inc. (5,538) (242,232)
Calix, Inc. (1,058) (35,083)
Campbell Soup Co. (3,344) (148,641)
Carlisle Cos., Inc. (222) (86,991)
CarMax, Inc. (9,159) (797,840)
Carnival Corp. (11,828) (193,270)
Carrier Global Corp. (5,022) (291,929)
CCC Intelligent Solutions Holdings,
Inc. (10,168) (121,609)
CDW Corp. (1,868) (477,797)
Celanese Corp., Class A (1,629) (279,960)
Celsius Holdings, Inc. (2,509) (208,046)
CenterPoint Energy, Inc. (15,820) (450,712)
Certara, Inc. (13,265) (237,178)
CH Robinson Worldwide, Inc. (2,860) (217,760)
Charles Schwab Corp. (The) (10,311) (745,898)
Chart Industries, Inc. (4,549) (749,311)
Charter Communications, Inc.,
Class A (1,441) (418,798)
Chemed Corp. (55) (35,306)
Chemours Co. (The) (10,271) (269,716)
Cheniere Energy, Inc. (4,067) (655,926)
Chesapeake Energy Corp. (923) (81,990)
Chipotle Mexican Grill, Inc., Class A (135) (392,414)
Choice Hotels International, Inc. (673) (85,034)
Church & Dwight Co., Inc. (907) (94,609)
Churchill Downs, Inc. (5,674) (702,158)
Ciena Corp. (1,380) (68,241)
Cincinnati Financial Corp. (296) (36,754)
Civitas Resources, Inc. (2,567) (194,861)
Clarivate plc (15,759) (117,089)
Clearway Energy, Inc., Class C (9,621) (221,764)
Clorox Co. (The) (1,336) (204,555)
Cloudflare, Inc., Class A (2,933) (284,002)
CME Group, Inc. (3,090) (665,246)
CMS Energy Corp. (9,679) (584,031)
CNH Industrial NV (2) (12,685) (163,688)
CNH Industrial NV (35,812) (464,124)
CNX Resources Corp. (6,439) (152,733)
Cognex Corp. (19,564) (829,905)
Coherent Corp. (2,172) (131,667)
Coinbase Global, Inc., Class A (1,247) (330,605)
Commerce Bancshares, Inc. (10,450) (555,940)
Conagra Brands, Inc. (9,157) (271,413)
Confluent, Inc., Class A (13,555) (413,699)
ConocoPhillips (5,533) (704,240)
Consolidated Edison, Inc. (2,751) (249,818)
Constellation Brands, Inc., Class A (1,009) (274,206)
INVESTMENTS SHARES VALUE ($)
United States - (92.5)% (continued)
Constellation Energy Corp. (2,549) (471,183)
Core & Main, Inc., Class A (2,963) (169,632)
Corning, Inc. (10,917) (359,824)
Corteva, Inc. (13,507) (778,949)
CoStar Group, Inc. (11,231) (1,084,915)
Costco Wholesale Corp. (494) (361,919)
Coterra Energy, Inc. (7,914) (220,642)
Crane Co. (1,075) (145,265)
Credit Acceptance Corp. (813) (448,410)
Crocs, Inc. (1,852) (266,318)
Crown Holdings, Inc. (5,610) (444,649)
CSL Ltd. (2) (5,658) (1,061,597)
Cullen/Frost Bankers, Inc. (4,731) (532,569)
Danaher Corp. (561) (140,093)
Darling Ingredients, Inc. (4,306) (200,272)
Datadog, Inc., Class A (1,200) (148,320)
Dayforce, Inc. (9,229) (611,052)
Deere & Co. (2,327) (955,792)
Delta Air Lines, Inc. (10,817) (517,810)
Dexcom, Inc. (3,300) (457,710)
Dollar General Corp. (6,419) (1,001,749)
Dollar Tree, Inc. (6,458) (859,883)
Dominion Energy, Inc. (14,777) (726,881)
DoorDash, Inc., Class A (1,438) (198,041)
DoubleVerify Holdings, Inc. (3,153) (110,859)
Doximity, Inc., Class A (4,252) (114,421)
DR Horton, Inc. (2,824) (464,689)
DraftKings, Inc., Class A (4,522) (205,344)
Driven Brands Holdings, Inc. (22,742) (359,096)
DT Midstream, Inc. (4,742) (289,736)
DTE Energy Co. (5,284) (592,548)
Duke Energy Corp. (6,571) (635,481)
Dun & Bradstreet Holdings, Inc. (17,793) (178,642)
DuPont de Nemours, Inc. (5,333) (408,881)
Dynatrace, Inc. (1,409) (65,434)
East West Bancorp, Inc. (2,963) (234,403)
Eaton Corp. plc (1,778) (555,945)
Ecolab, Inc. (919) (212,197)
Edison International (8,892) (628,931)
Edwards Lifesciences Corp. (377) (36,026)
Elastic NV (677) (67,862)
Element Solutions, Inc. (4,322) (107,964)
elf Beauty, Inc. (2,561) (502,033)
Eli Lilly & Co. (679) (528,235)
Emerson Electric Co. (5,808) (658,743)
Enphase Energy, Inc. (2,375) (287,328)
Entegris, Inc. (1,948) (273,772)
EPAM Systems, Inc. (117) (32,311)
EQT Corp. (7,480) (277,284)
Equifax, Inc. (1,135) (303,635)
Erie Indemnity Co., Class A (356) (142,959)
Essential Utilities, Inc. (7,506) (278,097)
Estee Lauder Cos., Inc. (The),
Class A (3,560) (548,774)
Etsy, Inc. (4,530) (311,302)
Eversource Energy (8,822) (527,291)
Exelon Corp. (18,093) (679,754)
ExlService Holdings, Inc. (4,484) (142,591)
Expeditors International of
Washington, Inc. (2,890) (351,337)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (92.5)% (continued)
Experian plc (2) (3,954) (172,287)
Exponent, Inc. (2,115) (174,889)
FactSet Research Systems, Inc. (548) (249,006)
Fastenal Co. (467) (36,024)
FedEx Corp. (1,798) (520,953)
Ferrovial SE (2) (27,006) (1,069,218)
Fifth Third Bancorp (9,127) (339,616)
First Financial Bankshares, Inc. (25,055) (822,055)
First Hawaiian, Inc. (7,863) (172,671)
First Horizon Corp. (11,342) (174,667)
First Solar, Inc. (786) (132,677)
FirstEnergy Corp. (23,022) (889,110)
Five Below, Inc. (2,943) (533,801)
Five9, Inc. (6,394) (397,131)
Floor & Decor Holdings, Inc., Class
A (4,314) (559,181)
FMC Corp. (17,298) (1,101,883)
Ford Motor Co. (49,541) (657,904)
Fortune Brands Innovations, Inc. (994) (84,162)
Fox Factory Holding Corp. (12,615) (656,863)
Freeport-McMoRan, Inc. (12,423) (584,129)
Freshpet, Inc. (3,850) (446,061)
Frontier Communications Parent,
Inc. (13,479) (330,236)
FTI Consulting, Inc. (1,750) (368,008)
Garmin Ltd. (1,014) (150,954)
GATX Corp. (3,695) (495,241)
General Mills, Inc. (4,772) (333,897)
Gentex Corp. (5,079) (183,453)
Genuine Parts Co. (3,446) (533,889)
GFL Environmental, Inc. (10,195) (351,562)
Ginkgo Bioworks Holdings, Inc.,
Class A (36,323) (42,135)
Glacier Bancorp, Inc. (19,901) (801,612)
Globant SA (449) (90,653)
Globe Life, Inc. (540) (62,840)
Globus Medical, Inc., Class A (16,535) (886,937)
Goldman Sachs Group, Inc. (The) (1,091) (455,700)
Goodyear Tire & Rubber Co. (The) (2,845) (39,062)
Graphic Packaging Holding Co. (7,399) (215,903)
Grocery Outlet Holding Corp. (16,229) (467,071)
Guidewire Software, Inc. (1,769) (206,460)
GXO Logistics, Inc. (5,422) (291,487)
Halliburton Co. (2,625) (103,478)
Hanover Insurance Group, Inc.
(The) (1,273) (173,344)
Harley-Davidson, Inc. (9,086) (397,422)
Hasbro, Inc. (17,762) (1,003,908)
HashiCorp, Inc., Class A (11,493) (309,736)
Hayward Holdings, Inc. (42,192) (645,960)
HealthEquity, Inc. (6,407) (523,003)
HEICO Corp. (3,170) (605,470)
Helen of Troy Ltd. (625) (72,025)
Hershey Co. (The) (3,885) (755,633)
Hertz Global Holdings, Inc. (24,766) (193,918)
Hilton Grand Vacations, Inc. (7,943) (374,989)
Hilton Worldwide Holdings, Inc. (935) (199,445)
Home BancShares, Inc. (16,513) (405,724)
Home Depot, Inc. (The) (777) (298,057)
Honeywell International, Inc. (2,572) (527,903)
INVESTMENTS SHARES VALUE ($)
United States - (92.5)% (continued)
Hormel Foods Corp. (12,950) (451,826)
Houlihan Lokey, Inc., Class A (1,018) (130,497)
Howard Hughes Holdings, Inc. (6,200) (450,244)
HubSpot, Inc. (321) (201,126)
Huntsman Corp. (10,791) (280,890)
Hyatt Hotels Corp., Class A (3,236) (516,530)
ICU Medical, Inc. (788) (84,568)
IDACORP, Inc. (1,670) (155,126)
IDEX Corp. (912) (222,546)
Illinois Tool Works, Inc. (1,673) (448,916)
Illumina, Inc. (6,362) (873,630)
Inari Medical, Inc. (9,671) (464,015)
Ingersoll Rand, Inc. (2,633) (250,003)
Inspire Medical Systems, Inc. (2,240) (481,130)
Insulet Corp. (4,971) (852,029)
Intel Corp. (6,858) (302,918)
Intercontinental Exchange, Inc. (1,535) (210,955)
International Flavors & Fragrances,
Inc. (7,068) (607,777)
Interpublic Group of Cos., Inc. (The) (6,542) (213,465)
Intuitive Surgical, Inc. (1,172) (467,733)
Ionis Pharmaceuticals, Inc. (18,914) (819,922)
Iridium Communications, Inc. (16,438) (430,018)
J M Smucker Co. (The) (5,002) (629,602)
Jack Henry & Associates, Inc. (990) (171,993)
Johnson Controls International plc (557) (36,383)
JPMorgan Chase & Co. (2,840) (568,852)
KBR, Inc. (5,955) (379,095)
Kellanova (4,268) (244,514)
Kemper Corp. (6,900) (427,248)
KeyCorp (30,232) (477,968)
Keysight Technologies, Inc. (2,143) (335,122)
Kinder Morgan, Inc. (30,190) (553,685)
Kinsale Capital Group, Inc. (832) (436,584)
Kirby Corp. (859) (81,880)
KKR & Co., Inc. (1,891) (190,197)
L3Harris Technologies, Inc. (524) (111,664)
Laboratory Corp. of America
Holdings (1,155) (252,321)
Lamb Weston Holdings, Inc. (5,473) (583,039)
Las Vegas Sands Corp. (3,597) (185,965)
Lattice Semiconductor Corp. (2,878) (225,146)
Leggett & Platt, Inc. (13,900) (266,185)
Lennox International, Inc. (235) (114,859)
Liberty Broadband Corp., Class C (12,088) (691,796)
Light & Wonder, Inc. (2,209) (225,517)
Lincoln National Corp. (2,182) (69,671)
Linde plc (313) (145,332)
Lithia Motors, Inc., Class A (791) (237,980)
Littelfuse, Inc. (627) (151,953)
LivaNova plc (1,896) (106,062)
LKQ Corp. (6,064) (323,878)
Louisiana-Pacific Corp. (3,011) (252,653)
Lowe's Cos., Inc. (1,140) (290,392)
LPL Financial Holdings, Inc. (441) (116,512)
Lululemon Athletica, Inc. (657) (256,657)
Lumentum Holdings, Inc. (14,640) (693,204)
Lyft, Inc., Class A (20,830) (403,061)
MACOM Technology Solutions
Holdings, Inc. (4,009) (383,421)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (92.5)% (continued)
Madison Square Garden Sports
Corp., Class A (4,025) (742,693)
Maravai LifeSciences Holdings,
Inc., Class A (74,816) (648,655)
MarketAxess Holdings, Inc. (971) (212,892)
Marriott International, Inc., Class A (199) (50,210)
Marriott Vacations Worldwide Corp. (3,342) (360,034)
Marsh & McLennan Cos., Inc. (3,432) (706,923)
Marvell Technology, Inc. (3,619) (256,515)
Masimo Corp. (2,402) (352,734)
MasTec, Inc. (3,196) (298,027)
Mastercard, Inc., Class A (74) (35,636)
Mattel, Inc. (13,402) (265,494)
McCormick & Co., Inc. (Non-Voting) (6,649) (510,710)
MDU Resources Group, Inc. (4,707) (118,616)
Mercury Systems, Inc. (20,205) (596,048)
MGM Resorts International (7,741) (365,453)
Micron Technology, Inc. (4,587) (540,761)
Microsoft Corp. (1,428) (600,788)
Mister Car Wash, Inc. (24,248) (187,922)
Moderna, Inc. (5,119) (545,481)
Mondelez International, Inc., Class
A (5,143) (360,010)
MongoDB, Inc., Class A (1,421) (509,627)
Moody's Corp. (528) (207,520)
Morgan Stanley (6,268) (590,195)
Motorola Solutions, Inc. (2,674) (949,217)
MP Materials Corp. (58,380) (834,834)
MSA Safety, Inc. (1,643) (318,068)
MSCI, Inc., Class A (485) (271,818)
Nasdaq, Inc. (4,771) (301,050)
Natera, Inc. (2,827) (258,557)
nCino, Inc. (5,152) (192,582)
Neogen Corp. (18,534) (292,467)
Nestle SA (Registered) (2) (14,648) (1,556,348)
Netflix, Inc. (813) (493,759)
New Fortress Energy, Inc. (3,498) (107,004)
New Jersey Resources Corp. (5,541) (237,764)
New York Times Co. (The), Class A (1,179) (50,956)
Newell Brands, Inc. (59,949) (481,390)
Newmont Corp. (36,329) (1,302,030)
News Corp., Class A (4,916) (128,701)
NextEra Energy, Inc. (19,926) (1,273,470)
NIKE, Inc., Class B (7,538) (708,421)
NiSource, Inc. (10,637) (294,219)
Nordson Corp. (864) (237,203)
Norfolk Southern Corp. (2,250) (573,458)
Northrop Grumman Corp. (975) (466,694)
Norwegian Cruise Line Holdings
Ltd. (11,048) (231,235)
Novanta, Inc. (2,040) (356,531)
Novocure Ltd. (24,166) (377,715)
NRG Energy, Inc. (4,289) (290,322)
NVIDIA Corp. (190) (171,676)
Occidental Petroleum Corp. (11,094) (720,999)
Okta, Inc., Class A (2,359) (246,799)
Old Dominion Freight Line, Inc. (1,102) (241,680)
Ollie's Bargain Outlet Holdings, Inc. (1,320) (105,032)
Omnicom Group, Inc. (1,521) (147,172)
ONE Gas, Inc. (1,973) (127,318)
INVESTMENTS SHARES VALUE ($)
United States - (92.5)% (continued)
ONEOK, Inc. (6,196) (496,733)
Onto Innovation, Inc. (1,266) (229,247)
Option Care Health, Inc. (7,813) (262,048)
Oracle Corp. (1,448) (181,883)
Ormat Technologies, Inc. (5,696) (377,018)
Otis Worldwide Corp. (1,498) (148,706)
Palo Alto Networks, Inc. (532) (151,157)
Paramount Global, Class B (27,148) (319,532)
Parker-Hannifin Corp. (405) (225,095)
Paycom Software, Inc. (832) (165,576)
Paycor HCM, Inc. (17,102) (332,463)
Paylocity Holding Corp. (1,809) (310,895)
Peloton Interactive, Inc., Class A (92,590) (396,748)
Penn Entertainment, Inc. (20,880) (380,225)
Penumbra, Inc. (2,267) (505,949)
Permian Resources Corp., Class A (31,732) (560,387)
Perrigo Co. plc (7,212) (232,154)
Pfizer, Inc. (51,726) (1,435,396)
PG&E Corp. (26,052) (436,632)
Philip Morris International, Inc. (10,390) (951,932)
Phinia, Inc. (12,762) (490,444)
Pinterest, Inc., Class A (2,194) (76,066)
Planet Fitness, Inc., Class A (3,815) (238,933)
Plug Power, Inc. (55,116) (189,599)
PNC Financial Services Group, Inc.
(The) (1,894) (306,070)
PNM Resources, Inc. (2,029) (76,372)
Pool Corp. (536) (216,276)
Portland General Electric Co. (4,328) (181,776)
Power Integrations, Inc. (2,820) (201,771)
PPL Corp. (12,755) (351,145)
Primerica, Inc. (712) (180,108)
Principal Financial Group, Inc. (6,122) (528,390)
Procore Technologies, Inc. (1,731) (142,236)
Progressive Corp. (The) (1,528) (316,021)
Progyny, Inc. (2,594) (98,961)
Prosperity Bancshares, Inc. (4,042) (265,883)
PTC, Inc. (674) (127,346)
Public Service Enterprise Group,
Inc. (6,371) (425,455)
Quanta Services, Inc. (671) (174,326)
QuantumScape Corp. (28,355) (178,353)
Quest Diagnostics, Inc. (4,288) (570,776)
Range Resources Corp. (17,389) (598,703)
Raymond James Financial, Inc. (295) (37,884)
RBC Bearings, Inc. (1,541) (416,609)
Repligen Corp. (3,941) (724,829)
Republic Services, Inc., Class A (863) (165,213)
ResMed, Inc. (1,755) (347,543)
Revvity, Inc. (2,641) (277,305)
RH (1,450) (504,977)
Rivian Automotive, Inc., Class A (20,675) (226,391)
RLI Corp. (2,336) (346,826)
Robinhood Markets, Inc., Class A (2,474) (49,802)
ROBLOX Corp., Class A (8,033) (306,700)
Rockwell Automation, Inc. (1,042) (303,566)
Roivant Sciences Ltd. (11,931) (125,753)
Roku, Inc., Class A (1,719) (112,027)
Rollins, Inc. (4,596) (212,657)
Ross Stores, Inc. (1,533) (224,983)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (92.5)% (continued)
Royal Gold, Inc. (3,510) (427,553)
Royalty Pharma plc, Class A (7,862) (238,769)
RTX Corp. (1,343) (130,983)
Ryan Specialty Holdings, Inc.,
Class A (7,451) (413,531)
S&P Global, Inc. (776) (330,149)
Saia, Inc. (214) (125,190)
Schlumberger NV (15,363) (842,046)
Schneider Electric SE (2) (1,763) (398,573)
Scotts Miracle-Gro Co. (The) (3,768) (281,055)
Sealed Air Corp. (10,574) (393,353)
Selective Insurance Group, Inc. (553) (60,371)
Sempra (4,282) (307,576)
Sensata Technologies Holding plc (2,256) (82,885)
SentinelOne, Inc., Class A (8,386) (195,478)
Service Corp. International (4,152) (308,120)
ServiceNow, Inc. (183) (139,519)
Sherwin-Williams Co. (The) (536) (186,169)
Shift4 Payments, Inc., Class A (1,870) (123,551)
Shockwave Medical, Inc. (1,960) (638,235)
Silicon Laboratories, Inc. (4,224) (607,073)
SiteOne Landscape Supply, Inc. (1,293) (225,693)
SLM Corp. (3,491) (76,069)
Smartsheet, Inc., Class A (2,592) (99,792)
Snap, Inc., Class A (67,882) (779,285)
Snowflake, Inc., Class A (483) (78,053)
SoFi Technologies, Inc. (104,935) (766,026)
Sonoco Products Co. (5,394) (311,989)
Sotera Health Co. (35,842) (430,462)
Southern Co. (The) (12,467) (894,383)
SouthState Corp. (2,892) (245,907)
Southwest Airlines Co. (25,102) (732,727)
Southwest Gas Holdings, Inc. (6,635) (505,123)
Spectrum Brands Holdings, Inc. (551) (49,045)
Spire, Inc. (5,367) (329,373)
Spirit AeroSystems Holdings, Inc.,
Class A (5,386) (194,273)
Stanley Black & Decker, Inc. (4,172) (408,564)
Starbucks Corp. (2,939) (268,595)
Stericycle, Inc. (2,339) (123,382)
Sunrun, Inc. (11,446) (150,858)
Synovus Financial Corp. (924) (37,015)
Sysco Corp. (3,082) (250,197)
Take-Two Interactive Software, Inc. (5,769) (856,639)
Tandem Diabetes Care, Inc. (22,721) (804,551)
Targa Resources Corp. (3,079) (344,817)
Teledyne Technologies, Inc. (666) (285,927)
Tempur Sealy International, Inc. (12,972) (737,069)
Tesla, Inc. (9,105) (1,600,567)
Texas Capital Bancshares, Inc. (7,115) (437,928)
Texas Instruments, Inc. (3,987) (694,575)
TJX Cos., Inc. (The) (3,764) (381,745)
T-Mobile US, Inc. (3,756) (613,054)
Toast, Inc., Class A (7,584) (188,993)
TopBuild Corp. (1,135) (500,229)
Topgolf Callaway Brands Corp. (4,496) (72,700)
Toro Co. (The) (6,696) (613,554)
TPG, Inc. (4,943) (220,952)
Tractor Supply Co. (1,171) (306,474)
Trade Desk, Inc. (The), Class A (4,073) (356,062)
INVESTMENTS SHARES VALUE ($)
United States - (92.5)% (continued)
Tradeweb Markets, Inc., Class A (1,510) (157,297)
Trane Technologies plc (1,416) (425,083)
TransDigm Group, Inc. (212) (261,099)
TransUnion (453) (36,149)
Trimble, Inc. (8,035) (517,133)
Truist Financial Corp. (22,539) (878,570)
Twilio, Inc., Class A (1,778) (108,725)
Tyler Technologies, Inc. (114) (48,451)
Uber Technologies, Inc. (6,978) (537,236)
Ubiquiti, Inc. (1,755) (203,317)
UGI Corp. (14,196) (348,370)
Ulta Beauty, Inc. (652) (340,918)
Ultragenyx Pharmaceutical, Inc. (8,335) (389,161)
UMB Financial Corp. (1,933) (168,152)
Under Armour, Inc., Class A (35,448) (261,606)
Union Pacific Corp. (1,249) (307,167)
United Bankshares, Inc. (5,216) (186,681)
United Parcel Service, Inc., Class B (8,660) (1,287,135)
UnitedHealth Group, Inc. (1,564) (773,711)
Unity Software, Inc. (12,976) (346,459)
US Bancorp (6,234) (278,660)
Vail Resorts, Inc. (639) (142,388)
Valaris Ltd. (8,247) (620,669)
Valmont Industries, Inc. (742) (169,384)
Valvoline, Inc. (13,189) (587,834)
Vertiv Holdings Co., Class A (2,538) (207,278)
VF Corp. (42,215) (647,578)
Virtu Financial, Inc., Class A (9,316) (191,164)
Visa, Inc., Class A (2,885) (805,146)
Visteon Corp. (2,802) (329,543)
Voya Financial, Inc. (3,888) (287,401)
Walt Disney Co. (The) (2,232) (273,108)
Waste Management, Inc. (1,894) (403,706)
Waters Corp. (625) (215,144)
Watsco, Inc. (458) (197,842)
Weatherford International plc (3,857) (445,175)
Webster Financial Corp. (2,503) (127,077)
WEC Energy Group, Inc. (8,313) (682,664)
Wells Fargo & Co. (2,871) (166,403)
Wendy's Co. (The) (8,841) (166,564)
West Pharmaceutical Services, Inc. (644) (254,837)
Western Alliance Bancorp (2,253) (144,620)
Western Digital Corp. (6,382) (435,508)
WEX, Inc. (914) (217,102)
Whirlpool Corp. (3,868) (462,729)
White Mountains Insurance Group
Ltd. (226) (405,512)
Williams Cos., Inc. (The) (9,513) (370,722)
Willis Towers Watson plc (618) (169,950)
WillScot Mobile Mini Holdings Corp. (7,094) (329,871)
Wingstop, Inc. (516) (189,062)
Wolfspeed, Inc. (32,890) (970,255)
WW Grainger, Inc. (109) (110,886)
Wynn Resorts Ltd. (3,643) (372,424)
XPO, Inc. (6,663) (813,086)
Xylem, Inc. (3,512) (453,891)
Yum! Brands, Inc. (257) (35,633)
Zebra Technologies Corp., Class A (2,240) (675,226)
Zillow Group, Inc., Class C (9,283) (452,825)
Zoetis, Inc., Class A (1,252) (211,851)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (92.5)% (continued)
ZoomInfo Technologies, Inc., Class
A (13,003) (208,438)
Zscaler, Inc. (855) (164,699)
(198,194,662)
Zambia - (0.3)%
First Quantum Minerals Ltd. (50,756) (545,574)
TOTAL COMMON STOCKS
(Proceeds $(382,537,264)) (352,284,188)
PREFERRED STOCKS - (1.2)%
Germany - (1.2)%
Dr Ing hc F Porsche AG
(Preference) (2)(b) (8,639) (859,217)
Sartorius AG (Preference) (2) (2,783) (1,105,158)
Volkswagen AG (Preference) (2) (4,510) (598,135)
TOTAL PREFERRED STOCKS
(Proceeds $(2,538,197)) (2,562,510)
NO. OF
WARRANTS
WARRANTS - (0.0)% †
Canada - (0.0)% †
Cenovus Energy, Inc.,
expiring 1/1/2026
(Proceeds $–) (674) (10,205)
TOTAL SHORT POSITIONS
(Proceeds $(385,075,461)) (354,856,903)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 84.9%
(Cost $32,148,190) 181,667,442
OTHER ASSETS IN EXCESS OF
LIABILITIES - 15.1% ‡ 32,254,384
NET ASSETS - 100.0% 213,921,826
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 60,878 0.0% †
Consumer Discretionary (2,492,193) (1.2)
Consumer Staples (1,369,655) (0.6)
Energy 31,764 0.0 †
Financials 23,803,948 11.1
Health Care (119,587) 0.0 †
Industrials 20,777,681 9.7
Information Technology 14,561,982 6.8
Materials (2,937,653) (1.4)
Real Estate (2,850,074) (1.3)
Utilities (13,295,547) (6.2)
Investment Companies 120,805,657 56.5
U.S. Treasury Obligations 24,690,241 11.5
Total Investments In Securities
At Value 181,667,442 84.9
Other Assets in Excess of
Liabilities ‡ 32,254,384 15.1
Net Assets
$ 213,921,826 100.0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2024 amounted to $378,138,918, which is inclusive of rehypothecated amounts disclosed below. In addition, $7,395,011 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2024 amounted to $(3,211,102), which represents (1.50)% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at March 31, 2024 amounted to $85,621,720.
(d) Represents 7-day effective yield as of March 31, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2024 amounted to $(5,948), which represents (0.00)% of net assets of the Fund.

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Forward effective interest rate swap contracts outstanding as of March 31, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.50% Semi 6/21/2034 CAD 2,500,000 $ 10,574 $ 341 $ 10,915
Pay 1D CORRA Semi 3.50% Semi 9/20/2034 CAD 8,500,000 69,304 (14,273) 55,031
Pay 1D SARON Annual 1.00% Annual 6/17/2026 CHF 600,000 (324) 331 7
Pay 1D SARON Annual 1.00% Annual 9/16/2026 CHF 92,900,000 37,870 34,334 72,204
Pay 1D SOFR Annual 4.00% Annual 6/21/2034 USD 7,200,000 112,873 1,045 113,918
Pay 1D SOFR Annual 4.00% Annual 9/20/2034 USD 18,400,000 356,271 16,225 372,496
Pay 1D TONAR Annual 0.50% Annual 6/17/2026 JPY 4,022,300,000 99,758 (11,762) 87,996
Pay 1D TONAR Annual 0.50% Annual 9/16/2026 JPY 10,377,900,000 140,696 21,370 162,066
Pay 6M BBR Semi 5.00% Semi 6/08/2034 AUD 5,900,000 106,974 138,725 245,699
Pay 6M BBR Semi 4.50% Semi 6/08/2034 AUD 9,200,000 23,827 114,304 138,131
Pay 6M BBR Semi 4.50% Semi 9/07/2034 AUD 17,300,000 116,594 137,668 254,262
Receive 1D CORRA Semi 4.00% Semi 6/17/2026 CAD 3,300,000 1,527 62 1,589
Receive 1D CORRA Semi 3.50% Semi 6/17/2026 CAD 9,300,000 40,481 19,439 59,920
Receive 1D SOFR Annual 4.00% Annual 9/16/2026 USD 78,600,000 50,036 175,292 225,328
Receive 1D SONIA Annual 4.00% Annual 6/17/2026 GBP 7,900,000 47,823 (7,888) 39,935
Receive 1D SONIA Annual 3.50% Annual 9/20/2034 GBP 10,700,000 129,818 (38,001) 91,817
Receive 3M STIBOR Qtrly 2.50% Annual 6/17/2026 SEK 235,000,000 55,748 171,235 226,983
Receive 3M STIBOR Qtrly 3.00% Annual 6/17/2026 SEK 133,800,000 (13,259) 24,244 10,985
Receive 6M EURIBOR Semi 2.50% Annual 6/17/2026 EUR 58,200,000 148,120 395,570 543,690
1,534,711 1,178,261 2,712,972
Pay 1D SOFR Annual 4.00% Annual 6/17/2026 USD 18,300,000 (9,292) (111,555) (120,847)
Pay 1D SONIA Annual 4.00% Annual 9/16/2026 GBP 62,500,000 (259,646) 222,550 (37,096)
Pay 1D SONIA Annual 3.50% Annual 6/21/2034 GBP 4,800,000 (109,474) 50,873 (58,601)
Pay 6M BBR Semi 4.00% Semi 6/08/2034 AUD 700,000 (9,055) 924 (8,131)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2034 EUR 25,100,000 (310,340) 186,922 (123,418)
Pay 6M EURIBOR Semi 2.50% Annual 9/20/2034 EUR 12,100,000 (139,068) 116,869 (22,199)
Pay 6M NIBOR Semi 4.00% Annual 6/17/2026 NOK 14,500,000 (7,214) 239 (6,975)
Pay 6M NIBOR Semi 4.00% Annual 9/16/2026 NOK 87,000,000 (22,770) 5,531 (17,239)
Receive 1D CORRA Semi 4.00% Semi 9/16/2026 CAD 22,100,000 (49,642) (8,473) (58,115)
Receive 1D TONAR Annual 1.00% Annual 6/21/2034 JPY 750,700,000 (10,663) (53,551) (64,214)
Receive 1D TONAR Annual 1.00% Annual 9/20/2034 JPY 1,727,800,000 (68,505) (41,172) (109,677)
Receive 3M BBR Qtrly 4.00% Qtrly 6/11/2026 AUD 72,000,000 (133,757) (8,036) (141,793)
Receive 3M BBR Qtrly 4.00% Qtrly 9/10/2026 AUD 62,700,000 (126,742) (62,521) (189,263)
Receive 3M BBR Qtrly 4.50% Semi 9/16/2026 NZD 3,700,000 (631) (2,834) (3,465)
Receive 3M STIBOR Qtrly 3.00% Annual 9/16/2026 SEK 250,200,000 (55,194) 270 (54,924)
Receive 6M EURIBOR Semi 3.00% Annual 6/17/2026 EUR 88,300,000 (43,159) 3,598 (39,561)
Receive 6M EURIBOR Semi 3.00% Annual 9/16/2026 EUR 76,100,000 (308,401) (16,215) (324,616)
(1,663,553) 283,419 (1,380,134)
$ (128,842) $ 1,461,680 $ 1,332,838
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
(a) Floating rate indices at March 31, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 5.05%
1 Day Secured Overnight Financing Rate (“SOFR”): 5.34%
1 Day Sterling Overnight Index Average (“SONIA”): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.46%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.08%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.34%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 4.03%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.50%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.85%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.87%
Total return swap contracts outstanding as of March 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 06/13/2024 KRW 469,625,000 $ 11,301
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 06/13/2024 KRW 1,127,100,000 31,461
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 06/21/2024 CHF 14,311,050 85,265
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/17/2024 TWD 250,504,800 134,912
WIG20 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 06/21/2024 PLN 145,800 542
Total unrealized appreciation 263,481
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 04/19/2024 EUR (8,656,144) (218,660)
DTOP Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MLIN 06/20/2024 ZAR (1,155,150) (1,641)
HSCEI April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MLIN 04/29/2024 HKD (7,267,500) (3,073)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 04/17/2024 BRL 35,160,762 (91,861)
Total unrealized depreciation (315,235)
Net unrealized depreciation $ (51,754)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 395 4/2024 USD $ 34,365,000 $ 859,637
FTSE Bursa Malaysia KLCI Index 6 4/2024 MYR 97,169 (232)
IBEX 35 Index 153 4/2024 EUR 18,267,803 939,651
LME Aluminum Base Metal 1 4/2024 USD 57,673 3,315
LME Aluminum Base Metal 1 4/2024 USD 57,673 3,564
LME Aluminum Base Metal 2 4/2024 USD 115,487 2,570
LME Aluminum Base Metal 2 4/2024 USD 115,446 3,227
LME Aluminum Base Metal 3 4/2024 USD 173,492 2,469
LME Aluminum Base Metal 3 4/2024 USD 172,432 4,010
LME Aluminum Base Metal 3 4/2024 USD 173,200 5,820
LME Aluminum Base Metal 3 4/2024 USD 173,436 4,370
LME Aluminum Base Metal 3 4/2024 USD 173,019 9,007
LME Aluminum Base Metal 4 4/2024 USD 230,247 8,235
LME Aluminum Base Metal 5 4/2024 USD 288,459 18,476
LME Aluminum Base Metal 5 4/2024 USD 287,486 6,840
LME Aluminum Base Metal 5 4/2024 USD 287,698 7,358
LME Aluminum Base Metal 7 4/2024 USD 401,921 5,700
LME Copper Base Metal 1 4/2024 USD 219,877 10,887
LME Copper Base Metal 1 4/2024 USD 219,752 10,562
LME Copper Base Metal 2 4/2024 USD 439,027 19,880
LME Copper Base Metal 2 4/2024 USD 438,947 18,002
LME Copper Base Metal 2 4/2024 USD 439,969 11,419
LME Copper Base Metal 2 4/2024 USD 439,392 23,780
LME Copper Base Metal 2 4/2024 USD 440,325 8,527
LME Copper Base Metal 3 4/2024 USD 658,073 28,384
LME Copper Base Metal 3 4/2024 USD 660,380 23,247
LME Copper Base Metal 3 4/2024 USD 657,733 24,926
LME Copper Base Metal 4 4/2024 USD 877,583 37,370
LME Copper Base Metal 4 4/2024 USD 876,826 28,374
LME Copper Base Metal 6 4/2024 USD 1,320,119 37,814
LME Nickel Base Metal 1 4/2024 USD 99,707 (191)
LME Nickel Base Metal 1 4/2024 USD 99,723 (792)
LME Nickel Base Metal 1 4/2024 USD 99,785 1,562
LME Nickel Base Metal 1 4/2024 USD 99,515 1,250
LME Nickel Base Metal 1 4/2024 USD 99,598 2,934
LME Nickel Base Metal 2 4/2024 USD 199,002 2,646
LME Nickel Base Metal 2 4/2024 USD 199,227 4,735
LME Nickel Base Metal 2 4/2024 USD 198,948 4,110
LME Zinc Base Metal 1 4/2024 USD 59,885 (3,874)
LME Zinc Base Metal 1 4/2024 USD 60,108 (1,064)
LME Zinc Base Metal 1 4/2024 USD 59,938 (2,819)
LME Zinc Base Metal 1 4/2024 USD 60,123 (2,030)
LME Zinc Base Metal 1 4/2024 USD 60,161 (1,017)
LME Zinc Base Metal 2 4/2024 USD 120,396 (9,135)
LME Zinc Base Metal 3 4/2024 USD 179,971 (9,293)
LME Zinc Base Metal 5 4/2024 USD 300,460 (12,305)
LME Zinc Base Metal 5 4/2024 USD 300,040 (12,619)
RBOB Gasoline 83 4/2024 USD 9,484,012 100,828
SGX FTSE China A50 Index 159 4/2024 USD 1,927,080 (7,825)
SGX FTSE Taiwan Index 26 4/2024 USD 1,794,000 688
Sugar No. 11 13 4/2024 USD 327,891 11,403
Cocoa 3 5/2024 USD 292,980 150,210
Cocoa 6 5/2024 GBP 626,733 271,620

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Coffee 'C' 6 5/2024 USD $ 424,913 $ 5,170
Corn 11 5/2024 USD 243,100 1,807
Cotton No. 2 7 5/2024 USD 319,830 (12,398)
LME Aluminum Base Metal 1 5/2024 USD 58,012 2,350
LME Aluminum Base Metal 2 5/2024 USD 116,049 4,606
LME Aluminum Base Metal 2 5/2024 USD 115,999 4,937
LME Aluminum Base Metal 3 5/2024 USD 173,549 4,606
LME Aluminum Base Metal 3 5/2024 USD 174,092 5,099
LME Aluminum Base Metal 3 5/2024 USD 173,811 6,292
LME Aluminum Base Metal 3 5/2024 USD 173,849 7,677
LME Aluminum Base Metal 4 5/2024 USD 232,098 9,586
LME Aluminum Base Metal 5 5/2024 USD 290,185 13,183
LME Aluminum Base Metal 9 5/2024 USD 521,330 21,296
LME Aluminum Base Metal 10 5/2024 USD 581,043 33,288
LME Copper Base Metal 1 5/2024 USD 220,664 14,136
LME Copper Base Metal 1 5/2024 USD 220,664 10,102
LME Copper Base Metal 1 5/2024 USD 220,796 6,643
LME Copper Base Metal 1 5/2024 USD 220,611 15,352
LME Copper Base Metal 2 5/2024 USD 441,542 13,581
LME Copper Base Metal 2 5/2024 USD 440,467 15,087
LME Copper Base Metal 3 5/2024 USD 661,511 36,528
LME Copper Base Metal 5 5/2024 USD 1,105,239 45,326
LME Copper Base Metal 6 5/2024 USD 1,322,894 64,340
LME Nickel Base Metal 1 5/2024 USD 99,962 1,629
LME Nickel Base Metal 1 5/2024 USD 99,997 1,754
LME Nickel Base Metal 1 5/2024 USD 99,895 3,034
LME Nickel Base Metal 1 5/2024 USD 99,973 1,086
LME Nickel Base Metal 1 5/2024 USD 100,117 (294)
LME Nickel Base Metal 1 5/2024 USD 100,123 (3,214)
LME Nickel Base Metal 1 5/2024 USD 99,952 3,901
LME Nickel Base Metal 1 5/2024 USD 99,801 2,718
LME Nickel Base Metal 3 5/2024 USD 300,822 (11,272)
LME Zinc Base Metal 1 5/2024 USD 60,517 1,983
LME Zinc Base Metal 1 5/2024 USD 60,411 2,558
LME Zinc Base Metal 1 5/2024 USD 60,556 491
LME Zinc Base Metal 1 5/2024 USD 60,565 625
LME Zinc Base Metal 1 5/2024 USD 60,480 1,202
LME Zinc Base Metal 2 5/2024 USD 120,964 4,308
LME Zinc Base Metal 2 5/2024 USD 120,785 1,179
LME Zinc Base Metal 2 5/2024 USD 120,999 5,575
LME Zinc Base Metal 3 5/2024 USD 181,124 (341)
Low Sulphur Gasoil 15 5/2024 USD 1,212,000 3,199
Silver 2 5/2024 USD 249,160 19,026
Australia 10 Year Bond 525 6/2024 AUD 39,821,057 (74,384)
DJIA CBOT E-Mini Index 3 6/2024 USD 602,640 6,539
Euro STOXX 50 Index 708 6/2024 EUR 38,535,012 1,051,050
FTSE 100 Index 103 6/2024 GBP 10,384,516 280,312
FTSE/MIB Index 128 6/2024 EUR 23,621,464 741,847
KOSPI 200 Index 7 6/2024 KRW 488,375 (2,399)
Lean Hogs 5 6/2024 USD 202,900 114
Live Cattle 4 6/2024 USD 288,400 (7,041)
LME Aluminum Base Metal 2 6/2024 USD 116,850 2,565
LME Aluminum Base Metal 2 6/2024 USD 116,726 2,758
LME Aluminum Base Metal 3 6/2024 USD 174,911 5,326
LME Aluminum Base Metal 3 6/2024 USD 174,873 6,310
LME Aluminum Base Metal 3 6/2024 USD 174,723 5,682

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 3 6/2024 USD $ 175,275 $ 1,702
LME Aluminum Base Metal 4 6/2024 USD 233,664 1,758
LME Aluminum Base Metal 4 6/2024 USD 232,855 9,539
LME Aluminum Base Metal 5 6/2024 USD 292,103 2,613
LME Aluminum Base Metal 11 6/2024 USD 641,957 9,822
LME Aluminum Base Metal 40 6/2024 USD 2,334,640 50,563
LME Copper Base Metal 1 6/2024 USD 221,239 5,358
LME Copper Base Metal 1 6/2024 USD 221,477 (1,575)
LME Copper Base Metal 1 6/2024 USD 221,497 (3,032)
LME Copper Base Metal 1 6/2024 USD 221,392 6,015
LME Copper Base Metal 4 6/2024 USD 885,931 7,664
LME Nickel Base Metal 1 6/2024 USD 100,442 (8,353)
LME Nickel Base Metal 1 6/2024 USD 100,442 (8,770)
LME Nickel Base Metal 1 6/2024 USD 100,428 (4,839)
LME Nickel Base Metal 1 6/2024 USD 100,435 (4,448)
LME Nickel Base Metal 1 6/2024 USD 100,466 (2,061)
LME Nickel Base Metal 1 6/2024 USD 100,400 (6,492)
LME Zinc Base Metal 1 6/2024 USD 60,737 (2,488)
LME Zinc Base Metal 1 6/2024 USD 60,886 (1,795)
LME Zinc Base Metal 2 6/2024 USD 121,588 (5,863)
LME Zinc Base Metal 2 6/2024 USD 121,616 (6,433)
LME Zinc Base Metal 3 6/2024 USD 182,869 (3,829)
LME Zinc Base Metal 5 6/2024 USD 303,540 (3,895)
LME Zinc Base Metal 5 6/2024 USD 304,490 (8,447)
LME Zinc Base Metal 13 6/2024 USD 791,430 (27,240)
Long Gilt 194 6/2024 GBP 24,431,841 365,661
MSCI EAFE E-Mini Index 10 6/2024 USD 1,178,550 13,111
MSCI Emerging Markets E-Mini Index 29 6/2024 USD 1,521,050 (1,566)
NASDAQ 100 E-Mini Index 1 6/2024 USD 369,500 (1,852)
S&P Midcap 400 E-Mini Index 2 6/2024 USD 615,480 19,348
TOPIX Index 100 6/2024 JPY 18,162,901 367,699
U.S. Treasury 10 Year Note 11 6/2024 USD 1,217,906 (7,401)
Aluminum 1 7/2024 USD 58,188 787
Cocoa 2 7/2024 GBP 195,002 2,747
3 Month SARON 4 12/2024 CHF 1,096,856 734
3 Month SONIA 2 12/2024 GBP 601,541 297
3 Month SARON 4 3/2025 CHF 1,098,243 1,146
3 Month SARON 4 6/2025 CHF 1,098,686 530
3 Month SARON 3 9/2025 CHF 823,931 (235)
Total of long contracts 5,799,111
Short Contracts
CAC 40 10 Euro Index (141) 4/2024 EUR (12,509,411) (127,382)
Hang Seng Index (30) 4/2024 HKD (3,175,587) 604
HSCEI (48) 4/2024 HKD (1,782,775) (8,447)
IFSC NIFTY 50 Index (29) 4/2024 USD (1,303,927) (13,198)
LME Aluminum Base Metal (1) 4/2024 USD (57,673) (3,517)
LME Aluminum Base Metal (1) 4/2024 USD (57,673) (3,338)
LME Aluminum Base Metal (2) 4/2024 USD (115,487) (2,990)
LME Aluminum Base Metal (2) 4/2024 USD (115,446) (2,627)
LME Aluminum Base Metal (3) 4/2024 USD (172,432) (3,799)
LME Aluminum Base Metal (3) 4/2024 USD (173,200) (5,715)
LME Aluminum Base Metal (3) 4/2024 USD (173,436) (4,356)
LME Aluminum Base Metal (3) 4/2024 USD (173,492) (2,891)
LME Aluminum Base Metal (3) 4/2024 USD (173,019) (8,815)
LME Aluminum Base Metal (4) 4/2024 USD (230,247) (7,569)
LME Aluminum Base Metal (5) 4/2024 USD (287,698) (7,835)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (5) 4/2024 USD $ (288,459) $ (18,599)
LME Aluminum Base Metal (5) 4/2024 USD (287,486) (6,816)
LME Aluminum Base Metal (7) 4/2024 USD (401,921) (4,694)
LME Copper Base Metal (1) 4/2024 USD (219,752) (10,885)
LME Copper Base Metal (1) 4/2024 USD (219,877) (11,433)
LME Copper Base Metal (2) 4/2024 USD (440,325) (8,022)
LME Copper Base Metal (2) 4/2024 USD (439,969) (10,544)
LME Copper Base Metal (2) 4/2024 USD (439,392) (24,396)
LME Copper Base Metal (2) 4/2024 USD (439,027) (19,693)
LME Copper Base Metal (2) 4/2024 USD (438,947) (18,403)
LME Copper Base Metal (3) 4/2024 USD (658,073) (27,471)
LME Copper Base Metal (3) 4/2024 USD (660,380) (21,271)
LME Copper Base Metal (3) 4/2024 USD (657,733) (23,555)
LME Copper Base Metal (4) 4/2024 USD (877,583) (37,715)
LME Copper Base Metal (4) 4/2024 USD (876,826) (28,774)
LME Copper Base Metal (6) 4/2024 USD (1,320,119) (37,808)
LME Nickel Base Metal (1) 4/2024 USD (99,515) (1,616)
LME Nickel Base Metal (1) 4/2024 USD (99,785) (1,758)
LME Nickel Base Metal (1) 4/2024 USD (99,598) (2,695)
LME Nickel Base Metal (1) 4/2024 USD (99,707) 190
LME Nickel Base Metal (1) 4/2024 USD (99,723) 894
LME Nickel Base Metal (2) 4/2024 USD (199,002) (1,924)
LME Nickel Base Metal (2) 4/2024 USD (198,948) (4,184)
LME Nickel Base Metal (2) 4/2024 USD (199,227) (4,623)
LME Zinc Base Metal (1) 4/2024 USD (59,938) 2,635
LME Zinc Base Metal (1) 4/2024 USD (59,885) 3,625
LME Zinc Base Metal (1) 4/2024 USD (60,108) 1,216
LME Zinc Base Metal (1) 4/2024 USD (60,123) 1,560
LME Zinc Base Metal (1) 4/2024 USD (60,161) 1,293
LME Zinc Base Metal (2) 4/2024 USD (120,396) 9,711
LME Zinc Base Metal (3) 4/2024 USD (179,971) 9,383
LME Zinc Base Metal (5) 4/2024 USD (300,460) 10,542
LME Zinc Base Metal (5) 4/2024 USD (300,040) 12,997
MSCI Singapore Index (154) 4/2024 SGD (3,317,230) 2,432
Natural Gas (71) 4/2024 USD (1,251,730) 37,922
NY Harbor ULSD (65) 4/2024 USD (7,159,971) 122,403
OMXS30 Index (118) 4/2024 SEK (2,782,988) (26,918)
WTI Crude Oil (157) 4/2024 USD (13,057,690) (242,044)
Copper (31) 5/2024 USD (3,105,425) (115,332)
KC HRW Wheat (13) 5/2024 USD (380,413) 8,156
LME Aluminum Base Metal (1) 5/2024 USD (58,012) (2,599)
LME Aluminum Base Metal (2) 5/2024 USD (116,049) (4,305)
LME Aluminum Base Metal (2) 5/2024 USD (115,999) (5,442)
LME Aluminum Base Metal (3) 5/2024 USD (173,849) (7,819)
LME Aluminum Base Metal (3) 5/2024 USD (174,092) (5,739)
LME Aluminum Base Metal (3) 5/2024 USD (173,811) (5,895)
LME Aluminum Base Metal (3) 5/2024 USD (173,549) (4,602)
LME Aluminum Base Metal (4) 5/2024 USD (232,098) (9,493)
LME Aluminum Base Metal (5) 5/2024 USD (290,185) (14,340)
LME Aluminum Base Metal (9) 5/2024 USD (521,330) (22,472)
LME Aluminum Base Metal (10) 5/2024 USD (581,043) (33,815)
LME Copper Base Metal (1) 5/2024 USD (220,664) (11,041)
LME Copper Base Metal (1) 5/2024 USD (220,664) (14,841)
LME Copper Base Metal (1) 5/2024 USD (220,611) (15,802)
LME Copper Base Metal (1) 5/2024 USD (220,796) (7,072)
LME Copper Base Metal (2) 5/2024 USD (441,542) (13,697)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (2) 5/2024 USD $ (440,467) $ (16,031)
LME Copper Base Metal (3) 5/2024 USD (661,511) (40,597)
LME Copper Base Metal (5) 5/2024 USD (1,105,239) (45,906)
LME Copper Base Metal (6) 5/2024 USD (1,322,894) (63,696)
LME Nickel Base Metal (1) 5/2024 USD (99,973) (1,036)
LME Nickel Base Metal (1) 5/2024 USD (99,801) (2,611)
LME Nickel Base Metal (1) 5/2024 USD (99,997) (2,140)
LME Nickel Base Metal (1) 5/2024 USD (99,895) (3,385)
LME Nickel Base Metal (1) 5/2024 USD (100,117) (40)
LME Nickel Base Metal (1) 5/2024 USD (100,123) 3,026
LME Nickel Base Metal (1) 5/2024 USD (99,952) (3,985)
LME Nickel Base Metal (1) 5/2024 USD (99,962) (1,928)
LME Nickel Base Metal (3) 5/2024 USD (300,822) 10,809
LME Zinc Base Metal (1) 5/2024 USD (60,556) (565)
LME Zinc Base Metal (1) 5/2024 USD (60,411) (2,538)
LME Zinc Base Metal (1) 5/2024 USD (60,565) (614)
LME Zinc Base Metal (1) 5/2024 USD (60,480) (1,147)
LME Zinc Base Metal (1) 5/2024 USD (60,517) (1,892)
LME Zinc Base Metal (2) 5/2024 USD (120,999) (5,390)
LME Zinc Base Metal (2) 5/2024 USD (120,964) (5,244)
LME Zinc Base Metal (2) 5/2024 USD (120,785) (2,595)
LME Zinc Base Metal (3) 5/2024 USD (181,124) 509
Soybean (104) 5/2024 USD (6,195,800) (118,760)
Soybean Meal (19) 5/2024 USD (641,630) 7,611
Soybean Oil (18) 5/2024 USD (517,860) (3,038)
Wheat (26) 5/2024 USD (728,325) (5,215)
100 oz Gold (39) 6/2024 USD (8,729,760) (200,630)
Australia 3 Year Bond (22) 6/2024 AUD (1,531,911) (2,104)
Canada 10 Year Bond (479) 6/2024 CAD (42,498,408) (164,469)
DAX Index (34) 6/2024 EUR (17,218,014) (591,888)
Euro-Bobl (9) 6/2024 EUR (1,147,486) (3,060)
Euro-BTP (10) 6/2024 EUR (1,281,782) (7,273)
Euro-Bund (189) 6/2024 EUR (27,170,028) (329,552)
Euro-Buxl (5) 6/2024 EUR (730,921) (15,665)
Euro-OAT (15) 6/2024 EUR (2,071,877) (7,606)
Euro-Schatz (50) 6/2024 EUR (5,700,374) 5,656
FTSE/JSE Top 40 Index (61) 6/2024 ZAR (2,219,930) (57,264)
Japan 10 Year Bond (7) 6/2024 JPY (6,741,511) (14,759)
LME Aluminum Base Metal (2) 6/2024 USD (116,850) (2,656)
LME Aluminum Base Metal (2) 6/2024 USD (116,726) (2,857)
LME Aluminum Base Metal (3) 6/2024 USD (174,723) (6,082)
LME Aluminum Base Metal (3) 6/2024 USD (174,911) (5,368)
LME Aluminum Base Metal (3) 6/2024 USD (174,873) (6,807)
LME Aluminum Base Metal (3) 6/2024 USD (175,275) (2,871)
LME Aluminum Base Metal (4) 6/2024 USD (232,855) (9,967)
LME Aluminum Base Metal (4) 6/2024 USD (233,664) (2,355)
LME Aluminum Base Metal (5) 6/2024 USD (292,103) (1,280)
LME Aluminum Base Metal (11) 6/2024 USD (641,957) (10,914)
LME Aluminum Base Metal (35) 6/2024 USD (2,042,810) (111,652)
LME Copper Base Metal (1) 6/2024 USD (221,497) 3,376
LME Copper Base Metal (1) 6/2024 USD (221,392) (6,820)
LME Copper Base Metal (1) 6/2024 USD (221,239) (5,341)
LME Copper Base Metal (1) 6/2024 USD (221,477) 996
LME Copper Base Metal (58) 6/2024 USD (12,846,000) (464,384)
LME Nickel Base Metal (1) 6/2024 USD (100,466) 2,000
LME Nickel Base Metal (1) 6/2024 USD (100,400) 7,297

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 6/2024 USD $ (100,428) $ 4,786
LME Nickel Base Metal (1) 6/2024 USD (100,442) 8,215
LME Nickel Base Metal (1) 6/2024 USD (100,435) 4,219
LME Nickel Base Metal (10) 6/2024 USD (1,004,419) 48,277
LME Zinc Base Metal (1) 6/2024 USD (60,886) 1,595
LME Zinc Base Metal (1) 6/2024 USD (60,737) 2,711
LME Zinc Base Metal (2) 6/2024 USD (121,616) 7,554
LME Zinc Base Metal (2) 6/2024 USD (121,588) 5,157
LME Zinc Base Metal (3) 6/2024 USD (182,869) 2,900
LME Zinc Base Metal (5) 6/2024 USD (303,540) 4,883
LME Zinc Base Metal (5) 6/2024 USD (304,490) 9,733
LME Zinc Base Metal (32) 6/2024 USD (1,948,136) 11,677
MEX BOLSA Index (3) 6/2024 MXN (104,898) (1,183)
Palladium (3) 6/2024 USD (306,450) (14,058)
S&P 500 E-Mini Index (41) 6/2024 USD (10,882,425) (144,149)
S&P/TSX 60 Index (192) 6/2024 CAD (38,027,212) (605,777)
SET50 Index (217) 6/2024 THB (991,167) 6,199
SPI 200 Index (231) 6/2024 AUD (29,921,829) (717,272)
U.S. Treasury 2 Year Note (78) 6/2024 USD (15,946,734) 21,110
U.S. Treasury 5 Year Note (83) 6/2024 USD (8,877,758) (8,453)
U.S. Treasury Long Bond (36) 6/2024 USD (4,330,125) (57,542)
U.S. Treasury Ultra Bond (22) 6/2024 USD (2,831,813) (59,106)
Platinum (17) 7/2024 USD (782,935) (3,033)
3 Month Euro Euribor (9) 9/2024 EUR (2,346,822) 265
90-Day Australian Bank Bill (11) 9/2024 AUD (7,095,542) 264
3 Month CORRA (27) 12/2024 CAD (4,757,715) 4,954
3 Month Euro Euribor (8) 12/2024 EUR (2,092,214) 791
3 Month SOFR (20) 12/2024 USD (4,756,000) 12,646
90-Day Australian Bank Bill (8) 12/2024 AUD (5,162,410) (83)
90-Day New Zealand Bill (1) 12/2024 NZD (590,289) (38)
3 Month CORRA (17) 3/2025 CAD (3,004,540) 7,129
3 Month Euro Euribor (9) 3/2025 EUR (2,359,566) 1,140
3 Month SOFR (18) 3/2025 USD (4,293,675) 13,999
3 Month SONIA (2) 3/2025 GBP (603,402) (891)
90-Day Australian Bank Bill (13) 3/2025 AUD (8,391,991) (925)
90-Day New Zealand Bill (2) 3/2025 NZD (1,181,470) (200)
3 Month CORRA (18) 6/2025 CAD (3,189,417) 8,250
3 Month Euro Euribor (8) 6/2025 EUR (2,101,492) 531
3 Month SOFR (17) 6/2025 USD (4,066,613) 9,519
3 Month SONIA (1) 6/2025 GBP (302,506) (551)
90-Day Australian Bank Bill (8) 6/2025 AUD (5,165,690) (1,055)
3 Month CORRA (17) 9/2025 CAD (3,018,346) 5,211
3 Month Euro Euribor (6) 9/2025 EUR (1,578,223) 242
3 Month SOFR (12) 9/2025 USD (2,877,600) 6,865
3 Month SONIA (2) 9/2025 GBP (606,274) (1,193)
3 Month Euro Euribor (5) 12/2025 EUR (1,316,332) (644)
3 Month SOFR (12) 12/2025 USD (2,883,150) 5,652
3 Month SONIA (2) 12/2025 GBP (607,252) (848)
3 Month Euro Euribor (4) 3/2026 EUR (1,053,605) (554)
3 Month SOFR (12) 3/2026 USD (2,886,900) 5,442
3 Month SONIA (1) 3/2026 GBP (303,973) (723)
3 Month SOFR (12) 6/2026 USD (2,889,300) 2,204
3 Month SONIA (1) 6/2026 GBP (304,210) (729)
Total of short contracts (4,582,647)
Net value $ 1,216,464

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 1,877,083 USD 1,383,020 CITI 6/20/2024 $ 4,339
CAD 1,877,084 USD 1,383,014 JPMC 6/20/2024 4,346
COP 500,865,500 USD 125,112 CITI
**
6/20/2024 2,767
COP 500,865,500 USD 125,111 JPMC
**
6/20/2024 2,767
EUR 231,500 USD 250,430 CITI 6/20/2024 134
EUR 231,500 USD 250,429 JPMC 6/20/2024 135
HUF 127,458,687 USD 347,386 CITI 6/20/2024 226
HUF 127,458,687 USD 347,385 JPMC 6/20/2024 227
MXN 74,505,500 USD 4,316,135 CITI 6/20/2024 109,323
MXN 74,505,500 USD 4,316,113 JPMC 6/20/2024 109,344
PEN 837,500 USD 221,953 CITI
**
6/20/2024 2,864
PEN 837,500 USD 221,952 JPMC
**
6/20/2024 2,865
PLN 74,018 USD 18,490 CITI 6/20/2024 25
PLN 74,018 USD 18,490 JPMC 6/20/2024 26
USD 11,805,670 AUD 17,986,208 CITI 6/20/2024 58,637
USD 11,805,728 AUD 17,986,207 JPMC 6/20/2024 58,697
USD 389,944 BRL 1,962,251 CITI
**
6/20/2024 1,650
USD 389,946 BRL 1,962,251 JPMC
**
6/20/2024 1,651
USD 1,041,556 CAD 1,404,687 CITI 6/20/2024 3,347
USD 1,041,562 CAD 1,404,687 JPMC 6/20/2024 3,354
USD 25,297,394 CHF 22,051,892 CITI 6/20/2024 627,693
USD 25,297,521 CHF 22,051,892 JPMC 6/20/2024 627,819
USD 3,008,352 CNY 21,554,957 CITI
**
6/20/2024 29,313
USD 3,008,366 CNY 21,554,956 JPMC
**
6/20/2024 29,328
USD 1,613,212 CZK 37,649,000 CITI 6/20/2024 7,828
USD 1,613,220 CZK 37,649,000 JPMC 6/20/2024 7,836
USD 6,824,007 EUR 6,253,284 CITI 6/20/2024 55,766
USD 6,824,043 EUR 6,253,285 JPMC 6/20/2024 55,800
USD 5,028,860 GBP 3,953,000 CITI 6/20/2024 37,476
USD 5,028,885 GBP 3,953,000 JPMC 6/20/2024 37,501
USD 264,866 HKD 2,066,500 CITI 6/20/2024 234
USD 264,867 HKD 2,066,500 JPMC 6/20/2024 235
USD 636,781 IDR 10,005,151,000 CITI
**
6/20/2024 7,828
USD 636,785 IDR 10,005,151,000 JPMC
**
6/20/2024 7,831
USD 2,900,026 ILS 10,419,500 CITI 6/20/2024 56,508
USD 2,900,041 ILS 10,419,500 JPMC 6/20/2024 56,522
USD 2,249,624 INR 187,533,629 CITI
**
6/20/2024 6,184
USD 2,249,636 INR 187,533,629 JPMC
**
6/20/2024 6,195
USD 17,587,895 JPY 2,586,022,500 CITI 6/20/2024 293,901
USD 17,587,983 JPY 2,586,022,500 JPMC 6/20/2024 293,989
USD 5,301,939 KRW 6,998,460,000 CITI
**
6/20/2024 94,042
USD 5,301,966 KRW 6,998,460,000 JPMC
**
6/20/2024 94,069
USD 2,492,334 NOK 26,300,499 CITI 6/20/2024 65,161
USD 2,492,347 NOK 26,300,501 JPMC 6/20/2024 65,173
USD 18,326,760 NZD 30,016,500 CITI 6/20/2024 392,473
USD 18,326,852 NZD 30,016,500 JPMC 6/20/2024 392,564
USD 324,457 PHP 18,176,500 CITI
**
6/20/2024 1,217
USD 324,458 PHP 18,176,500 JPMC
**
6/20/2024 1,218
USD 12,572 PLN 50,000 CITI 6/20/2024 65
USD 12,572 PLN 50,000 JPMC 6/20/2024 65
USD 6,723,326 SEK 69,352,500 CITI 6/20/2024 222,720
USD 6,723,360 SEK 69,352,500 JPMC 6/20/2024 222,754
USD 10,011,825 SGD 13,378,761 CITI 6/20/2024 67,349
USD 10,011,877 SGD 13,378,763 JPMC 6/20/2024 67,399
USD 2,219,149 THB 79,000,000 CITI 6/20/2024 39,633

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 2,219,160 THB 79,000,000 JPMC 6/20/2024 $ 39,644
USD 1,906,459 TWD 59,656,600 CITI
**
6/20/2024 35,224
USD 1,906,468 TWD 59,656,599 JPMC
**
6/20/2024 35,234
USD 731,629 ZAR 13,905,938 CITI 6/20/2024 2,252
USD 731,633 ZAR 13,905,938 JPMC 6/20/2024 2,255
ZAR 8,519,251 USD 441,199 CITI 6/20/2024 5,642
ZAR 8,519,249 USD 441,197 JPMC 6/20/2024 5,645
CLP 50,000,000 USD 50,749 CITI
**
6/21/2024 178
CLP 50,000,000 USD 50,749 JPMC
**
6/21/2024 178
USD 699,246 CLP 679,253,107 CITI
**
6/21/2024 7,393
USD 699,249 CLP 679,253,107 JPMC
**
6/21/2024 7,394
Total unrealized appreciation 4,479,452
AUD 5,300,001 USD 3,496,705 CITI 6/20/2024 (35,203)
AUD 5,299,999 USD 3,496,686 JPMC 6/20/2024 (35,187)
BRL 26,544,599 USD 5,278,584 CITI
**
6/20/2024 (25,872)
BRL 26,544,599 USD 5,278,287 JPMC
**
6/20/2024 (25,573)
CAD 30,779,916 USD 22,839,493 CITI 6/20/2024 (89,941)
CAD 30,779,917 USD 22,839,380 JPMC 6/20/2024 (89,827)
CHF 139,500 USD 160,848 CITI 6/20/2024 (4,788)
CHF 139,500 USD 160,847 JPMC 6/20/2024 (4,788)
CNY 21,299,522 USD 2,975,609 CITI
**
6/20/2024 (31,874)
CNY 21,299,521 USD 2,975,594 JPMC
**
6/20/2024 (31,856)
DKK 698,000 USD 102,318 CITI 6/20/2024 (949)
DKK 698,000 USD 102,317 JPMC 6/20/2024 (949)
EUR 23,924,001 USD 26,100,192 CITI 6/20/2024 (206,051)
EUR 23,924,003 USD 26,100,063 JPMC 6/20/2024 (205,920)
GBP 5,074,000 USD 6,455,668 CITI 6/20/2024 (48,817)
GBP 5,074,000 USD 6,455,636 JPMC 6/20/2024 (48,783)
HUF 652,210,813 USD 1,800,049 CITI 6/20/2024 (21,306)
HUF 652,210,813 USD 1,800,040 JPMC 6/20/2024 (21,296)
ILS 19,500 USD 5,366 CITI 6/20/2024 (45)
ILS 19,500 USD 5,366 JPMC 6/20/2024 (44)
INR 822,852,500 USD 9,886,781 CITI
**
6/20/2024 (43,106)
INR 822,852,500 USD 9,886,732 JPMC
**
6/20/2024 (43,052)
JPY 1,944,002,496 USD 13,157,099 CITI 6/20/2024 (156,603)
JPY 1,944,002,496 USD 13,157,033 JPMC 6/20/2024 (156,542)
KRW 800,000,000 USD 601,354 CITI
**
6/20/2024 (6,036)
KRW 800,000,000 USD 601,351 JPMC
**
6/20/2024 (6,033)
NOK 159,672,499 USD 15,213,096 CITI 6/20/2024 (477,522)
NOK 159,672,501 USD 15,214,882 JPMC 6/20/2024 (479,315)
PLN 18,572,982 USD 4,673,379 CITI 6/20/2024 (27,459)
PLN 18,572,982 USD 4,673,356 JPMC 6/20/2024 (27,432)
SEK 50,049,000 USD 4,835,732 CITI 6/20/2024 (144,497)
SEK 50,049,000 USD 4,835,708 JPMC 6/20/2024 (144,474)
SGD 2,060,999 USD 1,548,866 CITI 6/20/2024 (16,918)
SGD 2,061,001 USD 1,548,860 JPMC 6/20/2024 (16,911)
THB 3,000,000 USD 84,969 CITI 6/20/2024 (2,203)
THB 3,000,000 USD 84,969 JPMC 6/20/2024 (2,202)
TWD 22,000,001 USD 699,424 CITI
**
6/20/2024 (9,354)
TWD 21,999,999 USD 699,421 JPMC
**
6/20/2024 (9,351)
USD 11,379,104 AUD 17,442,210 CITI 6/20/2024 (12,636)
USD 11,379,161 AUD 17,442,210 JPMC 6/20/2024 (12,580)
USD 174,119 BRL 881,749 CITI
**
6/20/2024 (364)
USD 174,120 BRL 881,749 JPMC
**
6/20/2024 (363)
USD 1,683,481 CAD 2,281,812 CITI 6/20/2024 (3,015)
USD 1,683,491 CAD 2,281,814 JPMC 6/20/2024 (3,008)
USD 330,687 CHF 297,000 CITI 6/20/2024 (1,570)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 330,689 CHF 297,000 JPMC 6/20/2024 $ (1,568)
USD 1,047,702 GBP 831,000 CITI 6/20/2024 (1,588)
USD 1,047,707 GBP 831,000 JPMC 6/20/2024 (1,583)
USD 325,098 ILS 1,192,000 CITI 6/20/2024 (203)
USD 325,100 ILS 1,192,000 JPMC 6/20/2024 (201)
USD 149,119 INR 12,466,371 CITI
**
6/20/2024 (15)
USD 149,119 INR 12,466,371 JPMC
**
6/20/2024 (14)
USD 1,000,971 JPY 150,000,000 CITI 6/20/2024 (2,153)
USD 1,000,976 JPY 150,000,000 JPMC 6/20/2024 (2,148)
USD 234,347 MXN 4,000,000 CITI 6/20/2024 (3,244)
USD 234,348 MXN 4,000,000 JPMC 6/20/2024 (3,243)
USD 88,716 PHP 5,000,000 CITI
**
6/20/2024 (201)
USD 88,717 PHP 5,000,000 JPMC
**
6/20/2024 (200)
USD 3,202,904 ZAR 62,041,563 CITI 6/20/2024 (51,226)
USD 3,202,920 ZAR 62,041,561 JPMC 6/20/2024 (51,209)
ZAR 37,000,000 USD 1,965,928 CITI 6/20/2024 (25,249)
ZAR 37,000,000 USD 1,965,918 JPMC 6/20/2024 (25,239)
CLP 50,000,000 USD 51,046 CITI
**
6/21/2024 (118)
CLP 50,000,000 USD 51,046 JPMC
**
6/21/2024 (118)
USD 483,010 CLP 476,922,393 CITI
**
6/21/2024 (2,761)
USD 483,013 CLP 476,922,393 JPMC
**
6/21/2024 (2,756)
Total unrealized depreciation (2,906,652)
Net unrealized appreciation $ 1,572,800
** Non-deliverable forward foreign currency exchange contracts.

Schedule of Investments
March 31, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 111.7%
COMMON STOCKS - 17.1%
Communication Services - 0.2%
Entertainment - 0.0% †
Atlanta Braves Holdings, Inc., Class
C * 20,773 811,393
Interactive Media & Services - 0.1%
Alphabet, Inc., Class A *(a) 10,791 1,628,686
Media - 0.1%
Liberty Media Corp-Liberty SiriusXM
* 51,300 1,524,123
Paramount Global, Class B
25,075 295,133
1,819,256
Total Communication Services 4,259,335
Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 0.0% †
Pinstripes Holdings, Inc., Class A
*(b) 25,000 81,250
Household Durables - 1.4%
MDC Holdings, Inc.
174,915 11,003,903
Vizio Holding Corp., Class A *
1,289,841 14,110,860
25,114,763
Textiles, Apparel & Luxury Goods - 0.5%
Under Armour, Inc., Class A * 1,279,766 9,444,673
Total Consumer Discretionary 34,640,686
Consumer Staples - 0.3%
Beverages - 0.1%
Brown-Forman Corp., Class B 41,148 2,124,060
Food Products - 0.1%
Australian Oilseeds Holdings Ltd.
(Cayman Islands) * 5,500 8,965
Utz Brands, Inc.
28,650 528,306
537,271
Household Products - 0.1%
Central Garden & Pet Co., Class A * 57,450 2,121,054
Total Consumer Staples 4,782,385
Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Callon Petroleum Co. *
336,792 12,043,682
Equitrans Midstream Corp.
2,298,122 28,703,544
Southwestern Energy Co. *
4,671,528 35,410,182
Total Energy 76,157,408
Financials - 1.4%
Banks - 0.0% †
Patriot National Bancorp, Inc. * 120,629 441,502
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.1%
99 Acquisition Group, Inc., Class A
(2)*(c) 78,622 809,807
Acri Capital Acquisition Corp. (2)*(c)
32,879 367,916
Aetherium Acquisition Corp., Class
A *(c) 67,895 746,845
Aquaron Acquisition Corp. (2)*(c)
38,227 413,616
Bellevue Life Sciences Acquisition
Corp. *(c) 40,023 426,645
BurTech Acquisition Corp., Class
A *(c) 68,249 753,469
byNordic Acquisition Corp. (Sweden)
*(c) 69,207 767,852
Cetus Capital Acquisition Corp.
(Taiwan) *(c) 40,757 432,024
Churchill Capital Corp. VII, Class
A *(c) 38,609 413,116
Direct Selling Acquisition Corp.,
Class A *(c) 135,762 1,500,170
ESH Acquisition Corp., Class A *(c)
136,170 1,412,083
ExcelFin Acquisition Corp., Class
A *(c) 83,751 916,236
ExcelFin Acquisition Corp., Class B
(acquired 4/28/2023, Cost $–) (3)*(c)
(d) 46,529 –
Financial Strategies Acquisition
Corp. (3)*(c) 18,686 205,546
Fintech Ecosystem Development
Corp., Class A *(c) 23,032 253,352
Focus Impact BH3 Acquisition Co.,
Class A (2)*(c) 60,828 636,869
Four Leaf Acquisition Corp., Class
A *(c) 111,000 1,195,470
Global Blockchain Acquisition Corp.
*(c) 17,827 191,997
Global Star Acquisition, Inc., Class
A *(c) 63,843 684,397
Inception Growth Acquisition Ltd.
*(c) 88,000 956,560
Inception Growth Acquisition Ltd.,
Class B (acquired 4/26/2023, Cost
$–) (3)*(c)(d) 33,755 –
Iron Horse Acquisitions Corp. *(c)
63,190 630,952
Plutonian Acquisition Corp. (2)*(c)
39,243 421,077
Qomolangma Acquisition Corp.
(2)*(c) 8,182 89,184
Quetta Acquisition Corp. (2)*(c)
68,014 692,383
Sagaliam Acquisition Corp., Class
A (3)*(c) 31,501 342,731
ShoulderUp Technology Acquisition
Corp., Class A (2)*(c) 100,000 1,055,000
ShoulderUp Technology Acquisition
Corp., Class B (acquired 5/11/2023 -
11/21/2023, Cost $–) (3)*(c)(d) 45,000 –
SilverBox Corp. III, Class A *(c)
159,842 1,675,144
TG Venture Acquisition Corp. (3)*(c)
12,061 130,380
Thunder Bridge Capital Partners IV,
Inc., Class A (2)*(c) 5,917 60,649
Trailblazer Merger Corp. I *(c)
157,145 1,670,451
19,851,921

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financial Services - 0.3%
EXOR NV (Netherlands) (2)
40,102 4,462,807
Global Payments, Inc.
15,628 2,088,838
6,551,645
Total Financials 26,845,068
Health Care - 1.8%
Biotechnology - 0.1%
Fusion Pharmaceuticals, Inc.
(Canada) * 37,215 793,424
Inhibrx, Inc. *
50,640 1,770,374
2,563,798
Health Care Equipment & Supplies - 1.7%
Axonics, Inc. * 459,775 31,710,682
Total Health Care 34,274,480
Industrials - 3.8%
Aerospace & Defense - 0.6%
Kaman Corp. 237,809 10,908,299
Building Products - 1.2%
Masonite International Corp. * 165,540 21,760,233
Ground Transportation - 0.3%
Uber Technologies, Inc. *(a) 73,335 5,646,061
Machinery - 0.0% †
Dover Corp. 767 135,905
Professional Services - 0.3%
Sterling Check Corp. * 345,378 5,553,678
Trading Companies & Distributors - 1.4%
McGrath RentCorp 210,983 26,028,973
Total Industrials 70,033,149
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.6%
Hollysys Automation Technologies
Ltd. (China) * 446,590 11,423,772
Semiconductors & Semiconductor Equipment - 0.1%
GCT Semiconductor Holding, Inc.
*(b) 25,000 826,500
Software - 0.5%
Confluent, Inc., Class A *(a)
2,798 85,395
Elastic NV *
814 81,595
Envestnet, Inc. *(a)
37,015 2,143,539
Everbridge, Inc. *(a)
194,968 6,790,736
9,101,265
Total Information Technology 21,351,537
Materials - 1.0%
Containers & Packaging - 0.8%
Westrock Co. 310,969 15,377,417
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 0.2%
Haynes International, Inc. 57,085 3,431,950
Total Materials 18,809,367
Real Estate - 1.4%
Health Care REITs - 0.1%
Welltower, Inc., REIT (a) 21,385 1,998,215
Real Estate Management & Development - 1.3%
Tricon Residential, Inc. (Canada)
2,108,821 23,513,354
Zillow Group, Inc., Class C *(a)
25,408 1,239,402
24,752,756
Total Real Estate 26,750,971
TOTAL COMMON STOCKS
(Cost $301,723,665) 317,904,386
CLOSED-END FUNDS - 8.0%
Financials - 8.0%
abrdn Emerging Markets Equity
Income Fund, Inc. (a) 31,246 157,792
abrdn Global Dynamic Dividend
Fund 68,343 663,611
abrdn Healthcare Investors
162,512 2,739,952
abrdn Healthcare Opportunities
Fund 103,283 2,075,988
abrdn Life Sciences Investors
127,683 1,740,319
abrdn National Municipal Income
Fund 30,838 319,482
abrdn Total Dynamic Dividend Fund
321,615 2,666,188
Adams Natural Resources Fund,
Inc. 41,477 956,460
Advent Convertible and Income
Fund (a) 3,865 46,148
AllianceBernstein National Municipal
Income Fund, Inc. (a) 93,345 1,025,862
Allspring Income Opportunities
177,673 1,179,749
ASA Gold and Precious Metals Ltd.
(a) 36,167 555,525
Bancroft Fund Ltd.
9,424 150,690
BlackRock Credit Allocation Income
Trust (a) 88,808 949,358
BlackRock Energy and Resources
Trust (a) 36,957 489,680
BlackRock Enhanced Equity
Dividend Trust 347,870 2,869,928
BlackRock Enhanced Global
Dividend Trust (a) 169,529 1,773,273
BlackRock Enhanced International
Dividend Trust (a) 249,741 1,381,068
BlackRock Health Sciences Term
Trust 21,234 348,025
Blackrock Investment Quality
Municipal Trust, Inc. (The) 39,508 490,294
BlackRock Municipal 2030 Target
Term Trust 72,461 1,526,029
BlackRock Municipal Income Fund,
Inc. (a) 134,550 1,622,673
BlackRock Municipal Income Quality
Trust (a) 63,055 731,438

Schedule of Investments
March 31, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 8.0% (continued)
BlackRock Municipal Income Trust
(a) 120,936 1,249,269
BlackRock Municipal Income Trust
II (a) 116,170 1,261,606
BlackRock MuniHoldings California
Quality Fund, Inc. (a) 155,084 1,707,475
BlackRock MuniHoldings Fund, Inc.
(a) 144,180 1,741,694
BlackRock MuniHoldings New
Jersey Quality Fund, Inc. (a) 104,063 1,210,253
BlackRock MuniHoldings New York
Quality Fund, Inc. (a) 62,144 658,105
BlackRock MuniHoldings Quality
Fund II, Inc. (a) 75,227 765,811
BlackRock MuniVest Fund II, Inc. (a)
64,420 702,822
BlackRock MuniVest Fund, Inc. (a)
156,617 1,105,716
BlackRock MuniYield Fund, Inc. (a)
92,185 1,019,566
BlackRock MuniYield Michigan
Quality Fund, Inc. (a) 61,344 706,069
BlackRock MuniYield New York
Quality Fund, Inc. (a) 79,648 837,897
BlackRock MuniYield Pennsylvania
Quality Fund 26,251 317,900
BlackRock MuniYield Quality Fund
II, Inc. (a) 48,773 512,604
BlackRock MuniYield Quality Fund
III, Inc. (a) 92,687 1,062,193
BlackRock MuniYield Quality Fund,
Inc. (a) 101,472 1,243,032
BlackRock New York Municipal
Income Trust (a) 64,572 684,463
BlackRock Resources &
Commodities Strategy Trust 267,207 2,426,240
BlackRock Science and Technology
Term Trust 153,340 2,974,796
Blackstone Senior Floating Rate
2027 Term Fund 15,471 221,699
Blackstone Strategic Credit 2027
Term Fund 1,074 12,781
BNY Mellon Municipal Income, Inc.
62,601 427,565
BNY Mellon Strategic Municipal
Bond Fund, Inc. 163,357 957,272
BNY Mellon Strategic Municipals,
Inc. 189,480 1,155,828
Brookfield Real Assets Income
Fund, Inc. 191,609 2,475,588
Calamos Global Dynamic Income
Fund 197,520 1,285,855
Calamos Long
51,267 791,050
CBRE Global Real Estate Income
Fund 182,944 984,239
Central Securities Corp.
23,211 969,523
Clough Global Equity Fund
88,472 575,953
Clough Global Opportunities Fund
103,928 527,954
Cohen & Steers Ltd. Duration
Preferred and Income Fund, Inc. 19,052 382,564
Duff & Phelps Utility and
Infrastructure Fund, Inc. 32,167 307,517
DWS Municipal Income Trust
76,972 695,057
INVESTMENTS SHARES VALUE ($)
Financials - 8.0% (continued)
Eaton Vance California Municipal
Bond Fund 56,117 530,306
Eaton Vance Ltd. Duration Income
Fund 156,235 1,523,291
Eaton Vance Municipal Bond Fund
130,351 1,349,133
Eaton Vance Municipal Income Trust
98,131 1,005,843
Eaton Vance New York Municipal
Bond Fund 19,280 187,209
Eaton Vance Risk-Managed
Diversified Equity Income Fund 4,038 33,717
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 253,072 2,075,190
Eaton Vance Tax-Advantaged
Dividend Income Fund 36,823 869,023
Eaton Vance Tax-Advantaged Global
Dividend Income Fund 111,814 2,040,606
Eaton Vance Tax-Advantaged Global
Dividend Opportunities Fund 9,633 240,632
Eaton Vance Tax-Managed Buy-
Write Income Fund 5,730 78,215
Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 411,725 3,359,676
Ellsworth Growth and Income Fund
Ltd. 51,877 421,241
Federated Hermes Premier
Municipal Income Fund 37,966 420,284
First Trust Energy Income and
Growth Fund 36,277 592,766
First Trust High Yield Opportunities
2027 Term Fund 20,706 301,065
First Trust Senior Floating Rate
Income Fund II 52,443 542,785
Flaherty & Crumrine Preferred and
Income Fund, Inc. 20,481 217,303
Flaherty & Crumrine Preferred and
Income Opportunity Fund, Inc. 16,055 135,504
Flaherty & Crumrine Preferred and
Income Securities Fund, Inc. 126,409 1,877,174
Flaherty & Crumrine Total Return
Fund, Inc. 28,962 447,753
Franklin Ltd. Duration Income Trust
149,236 935,710
Gabelli Dividend & Income Trust
(The) 150,375 3,455,618
Gabelli Global Small and Mid Cap
Value Trust (The) 3,365 40,447
Gabelli Healthcare & WellnessRx
Trust (The) 41,923 429,292
General American Investors Co.,
Inc. 20,924 973,175
Highland Global Allocation Fund
61,179 468,631
Highland Opportunities and Income
Fund 80,842 568,319
Insight Select Income Fund
15,954 263,081
Invesco Advantage Municipal
Income Trust II 114,319 971,712
Invesco California Value Municipal
Income Trust 126,371 1,258,655
Invesco Municipal Opportunity Trust
171,924 1,672,821
Invesco Municipal Trust
137,716 1,335,845

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 8.0% (continued)
Invesco Pennsylvania Value
Municipal Income Trust 35,003 358,781
Invesco Quality Municipal Income
Trust 128,388 1,242,796
Invesco Trust for Investment Grade
Municipals 146,808 1,447,527
Invesco Trust for Investment Grade
New York Municipals 34,670 372,703
Invesco Value Municipal Income
Trust 115,747 1,388,964
John Hancock Hedged Equity &
Income Fund 21,595 226,532
John Hancock Income Securities
Trust 13,157 147,095
John Hancock Premium Dividend
Fund 19,624 228,620
John Hancock Tax-Advantaged
Dividend Income Fund 26,194 514,974
Lazard Global Total Return and
Income Fund, Inc. 29,858 487,581
Liberty All Star Growth Fund, Inc.
3,780 20,752
MFS Municipal Income Trust
57,724 309,978
Neuberger Berman Municipal Fund,
Inc. 57,186 598,737
New America High Income Fund,
Inc. (The) 55,420 403,458
New Germany Fund, Inc. (The)
21,975 191,402
Nuveen AMT-Free Municipal Credit
Income Fund 324,933 3,947,936
Nuveen AMT-Free Quality Municipal
Income Fund 394,848 4,370,967
Nuveen Arizona Quality Municipal
Income Fund 15,160 166,457
Nuveen California AMT-Free Quality
Municipal Income Fund 104,361 1,267,986
Nuveen California Quality Municipal
Income Fund 302,242 3,330,707
Nuveen Dow 30sm Dynamic
Overwrite Fund 93,127 1,365,242
Nuveen Floating Rate Income Fund
66,932 584,316
Nuveen Massachusetts Quality
Municipal Income Fund 4,299 46,945
Nuveen Municipal Credit Income
Fund 320,697 3,925,331
Nuveen NASDAQ 100 Dynamic
Overwrite Fund 6,408 154,689
Nuveen New Jersey Quality
Municipal Income Fund 67,502 815,424
Nuveen New York AMT-Free Quality
Municipal Income Fund 135,877 1,476,983
Nuveen New York Quality Municipal
Income Fund 65,162 713,524
Nuveen Pennsylvania Quality
Municipal Income Fund 55,068 650,904
Nuveen Preferred & Income
Opportunities Fund 826,107 5,939,709
Nuveen Quality Municipal Income
Fund 375,816 4,306,851
Nuveen Real Asset Income and
Growth Fund 59,724 708,327
INVESTMENTS SHARES VALUE ($)
Financials - 8.0% (continued)
Nuveen Real Estate Income Fund
82,726 653,535
Nuveen S&P 500 Buy-Write Income
Fund 41,036 542,906
Nuveen S&P 500 Dynamic
Overwrite Fund 1,959 30,698
Nuveen Virginia Quality Municipal
Income Fund 14,518 160,714
PGIM Short Duration High Yield
Opportunities Fund 16,360 251,617
PIMCO California Municipal Income
Fund II 8,948 51,630
Pioneer Floating Rate Fund, Inc.
40,898 395,893
Pioneer High Income Fund, Inc.
50,867 389,641
Pioneer Municipal High Income
Advantage Fund, Inc. 82,954 676,075
Pioneer Municipal High Income
Fund Trust 97,243 859,628
Royce Micro-Cap Trust, Inc.
51,893 490,389
Royce Value Trust, Inc.
193,926 2,941,857
Saba Capital Income &
Opportunities Fund 5,821 42,435
Source Capital, Inc.
2,813 119,524
Sprott Focus Trust, Inc.
9,323 74,864
SRH Total Return Fund, Inc.
82,365 1,240,417
Swiss Helvetia Fund, Inc. (The)
12,441 98,657
Templeton Emerging Markets Fund
16,492 196,914
Tri-Continental Corp.
18,660 574,728
Virtus Dividend Interest & Premium
Strategy Fund 190,914 2,439,881
Virtus Total Return Fund, Inc.
187,075 1,042,008
Voya Emerging Markets High
Dividend Equity Fund 19,121 100,768
Voya Global Advantage and
Premium Opportunity Fund 48,810 441,242
Voya Global Equity Dividend and
Premium Opportunity Fund 193,777 1,027,018
Voya Infrastructure Industrials and
Materials Fund 32,294 339,733
Western Asset Intermediate Muni
Fund, Inc. 21,475 170,082
Western Asset Investment Grade
Income Fund, Inc. 227 2,767
Western Asset Managed Municipals
Fund, Inc. 141,103 1,474,526
Western Asset Municipal High
Income Fund, Inc. 35,112 238,410
Total Financials 149,820,265
TOTAL CLOSED-END FUNDS
(Cost $141,861,631) 149,820,265
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.0% †
Communication Services - 0.0% †
Media - 0.0% †
iHeartCommunications, Inc.
6.38%, 5/1/2026 (2) $ 423 361

Schedule of Investments
March 31, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Energy - 0.0% †
Oil, Gas & Consumable Fuels - 0.0% †
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(e) $ 2,833,436 123,254
Utilities - 0.0% †
Independent Power and Renewable Electricity Producers - 0.0% †
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(e) 2,375,000 2,375
TOTAL CORPORATE BONDS
(Cost $880,000) 125,990
CONVERTIBLE BONDS - 40.7%
Communication Services - 2.2%
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc.
0.25%, 3/1/2026 (2)(a) 1,875,000 1,645,313
Entertainment - 0.8%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(a) 7,400,000 6,156,060
Sea Ltd. (Singapore)
0.25%, 9/15/2026 (2)(a) 9,900,000 8,459,550
14,615,610
Interactive Media & Services - 1.0%
Liberty TripAdvisor Holdings, Inc.
0.50%, 6/30/2051 (2)(a)(f) 8,475,000 7,950,398
Snap, Inc.
0.13%, 3/1/2028 (2)(a) 14,522,000 11,029,459
18,979,857
Media - 0.3%
Liberty Broadband Corp.
3.13%, 3/31/2053 (2)(a)(f) 200,000 189,260
Liberty Media Corp.
3.75%, 3/15/2028 (2)(a) 4,525,000 5,540,862
5,730,122
Total Communication Services 40,970,902
Consumer Discretionary - 11.7%
Automobile Components - 1.2%
LCI Industries
1.13%, 5/15/2026 (2)(a) 11,400,000 11,194,800
Patrick Industries, Inc.
1.75%, 12/1/2028 (2)(a) 9,062,000 11,698,763
22,893,563
Automobiles - 0.4%
Winnebago Industries, Inc.
3.25%, 1/15/2030 (2)(a)(f) 6,982,000 7,544,051
Broadline Retail - 1.3%
Etsy, Inc.
0.25%, 6/15/2028 (2)(a) 17,200,000 13,545,000
Match Group Financeco 3, Inc.
2.00%, 1/15/2030 (2)(a)(f) 11,375,000 9,754,568
23,299,568
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Hotels, Restaurants & Leisure - 7.7%
Carnival Corp.
5.75%, 12/1/2027 (2)(a) $ 25,345,000 38,144,225
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(a) 10,742,000 19,947,894
Marriott Vacations Worldwide Corp.
3.25%, 12/15/2027 (2)(a) 6,397,000 6,000,386
NCL Corp. Ltd.
1.13%, 2/15/2027 (2)(a) 15,638,000 14,748,198
Royal Caribbean Cruises Ltd.
6.00%, 8/15/2025 (2)(a) 22,825,000 64,868,650
143,709,353
Household Durables - 0.2%
GoPro, Inc.
1.25%, 11/15/2025 (2)(a) 4,650,000 4,168,903
Specialty Retail - 0.9%
Wayfair, Inc.
1.13%, 11/1/2024 (2)(a) 2,863,000 2,805,740
1.00%, 8/15/2026 (2)(a) 4,250,000 3,923,175
3.25%, 9/15/2027 (2)(a) 6,875,000 9,040,625
15,769,540
Total Consumer Discretionary 217,384,978
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Chefs' Warehouse, Inc. (The)
2.38%, 12/15/2028 (2)(a) 9,601,000 10,508,295
Energy - 1.8%
Energy Equipment & Services - 0.4%
Nabors Industries, Inc.
1.75%, 6/15/2029 (2)(a) 10,396,000 7,822,990
Oil, Gas & Consumable Fuels - 1.4%
Kosmos Energy Ltd. (Ghana)
3.13%, 3/15/2030 (2)(a)(f) 4,837,000 5,294,096
Northern Oil & Gas, Inc.
3.63%, 4/15/2029 (2)(a) 10,572,000 12,871,410
World Kinect Corp.
3.25%, 7/1/2028 (2)(a)(f) 6,925,000 7,617,500
25,783,006
Total Energy 33,605,996
Financials - 2.7%
Capital Markets - 1.2%
Coinbase Global, Inc.
0.50%, 6/1/2026 (2)(a) 1,550,000 1,696,147
0.25%, 4/1/2030 (2)(a)(f) 3,742,000 3,941,895
HAT Holdings I LLC
0.00%, 5/1/2025 (2)(a)(f) 9,167,000 9,362,257
WisdomTree, Inc.
5.75%, 8/15/2028 (2)(a) 7,000,000 8,102,500
23,102,799
Consumer Finance - 1.1%
EZCORP, Inc.
2.38%, 5/1/2025 (2)(a) 1,540,000 1,515,146
3.75%, 12/15/2029 (2)(a)(f) 9,325,000 11,248,811
LendingTree, Inc.
0.50%, 7/15/2025 (2)(a)  3,026,000 2,802,984

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Consumer Finance - 1.1% (continued)
SoFi Technologies, Inc.
1.25%, 3/15/2029 (2)(a)(f) $ 4,155,000 4,182,008
19,748,949
Financial Services - 0.4%
Block, Inc.
0.25%, 11/1/2027 (2)(a) 5,550,000 4,625,925
Shift4 Payments, Inc.
0.50%, 8/1/2027 (2)(a) 3,434,000 3,185,035
7,810,960
Total Financials 50,662,708
Health Care - 4.0%
Biotechnology - 1.3%
Bridgebio Pharma, Inc.
2.25%, 2/1/2029 (2)(a) 7,125,000 5,802,237
Coherus Biosciences, Inc.
1.50%, 4/15/2026 (2)(a) 7,600,000 4,846,931
Exact Sciences Corp.
2.00%, 3/1/2030 (2)(a)(f) 7,300,000 8,234,400
Halozyme Therapeutics, Inc.
1.00%, 8/15/2028 (2)(a) 4,000,000 3,886,213
Travere Therapeutics, Inc.
2.25%, 3/1/2029 (2)(a) 3,650,000 2,297,675
25,067,456
Health Care Equipment & Supplies - 0.6%
Lantheus Holdings, Inc.
2.63%, 12/15/2027 (2)(a) 4,125,000 4,562,250
Tandem Diabetes Care, Inc.
Series 2024, 1.50%, 3/15/2029
(2)(a)(f) 2,372,000 2,924,121
TransMedics Group, Inc.
1.50%, 6/1/2028 (2)(a)(f) 2,644,000 2,901,021
10,387,392
Health Care Providers & Services - 0.5%
Guardant Health, Inc.
0.00%, 11/15/2027 (2)(a) 14,525,000 9,868,285
Health Care Technology - 0.9%
Evolent Health, Inc.
3.50%, 12/1/2029 (2)(a)(f) 5,349,000 6,135,303
Teladoc Health, Inc.
1.25%, 6/1/2027 (2)(a) 11,425,000 9,625,562
15,760,865
Life Sciences Tools & Services - 0.1%
Inotiv, Inc.
3.25%, 10/15/2027 (2)(a) 2,857,000 1,724,527
Pharmaceuticals - 0.6%
Innoviva, Inc.
2.13%, 3/15/2028 (2)(a) 13,373,000 11,811,092
Total Health Care 74,619,617
Industrials - 4.6%
Aerospace & Defense - 0.3%
Spirit AeroSystems, Inc.
3.25%, 11/1/2028 (2)(a)(f) 3,898,000 5,453,302
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Air Freight & Logistics - 0.9%
Air Transport Services Group, Inc.
3.88%, 8/15/2029 (2)(a)(f) $ 20,262,000 16,762,491
Electrical Equipment - 1.0%
Array Technologies, Inc.
1.00%, 12/1/2028 (2)(a) 11,925,000 11,026,237
Bloom Energy Corp.
3.00%, 6/1/2028 (2)(a)(f) 8,265,000 7,500,488
18,526,725
Machinery - 1.0%
3D Systems Corp.
0.00%, 11/15/2026 (2)(a) 6,850,000 5,341,779
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(a) 11,535,000 12,784,241
18,126,020
Passenger Airlines - 0.6%
American Airlines Group, Inc.
6.50%, 7/1/2025 (2)(a) 3,300,000 3,824,700
JetBlue Airways Corp.
0.50%, 4/1/2026 (2)(a) 3,875,000 3,382,571
Spirit Airlines, Inc.
1.00%, 5/15/2026 (2)(a) 7,975,000 3,718,743
10,926,014
Professional Services - 0.4%
CSG Systems International, Inc.
3.88%, 9/15/2028 (2)(a)(f) 7,530,000 7,410,247
Trading Companies & Distributors - 0.4%
Xometry, Inc.
1.00%, 2/1/2027 (2)(a) 10,639,000 8,080,052
Total Industrials 85,284,851
Information Technology - 8.8%
Communications Equipment - 1.3%
Infinera Corp.
2.50%, 3/1/2027 (2)(a) 2,925,000 2,989,350
3.75%, 8/1/2028 (2)(a) 8,750,000 9,679,071
Lumentum Holdings, Inc.
0.50%, 6/15/2028 (2)(a) 11,406,000 8,802,769
1.50%, 12/15/2029 (2)(a)(f) 3,736,000 3,510,061
24,981,251
Electronic Equipment, Instruments & Components - 0.3%
Vishay Intertechnology, Inc.
2.25%, 9/15/2030 (2)(a)(f) 6,251,000 5,969,705
IT Services - 0.5%
DigitalOcean Holdings, Inc.
0.00%, 12/1/2026 (2)(a) 10,530,000 8,825,193
Semiconductors & Semiconductor Equipment - 1.4%
MACOM Technology Solutions Holdings, Inc.
0.25%, 3/15/2026 (2)(a) 5,492,000 6,922,666
ON Semiconductor Corp.
0.50%, 3/1/2029 (2)(a) 8,850,000 8,708,400
Semtech Corp.
1.63%, 11/1/2027 (2)(a) 1,725,000 1,695,848
4.00%, 11/1/2028 (2)(a)(f) 3,830,000 5,829,990
SMART Global Holdings, Inc.
2.00%, 2/1/2029 (2)(a)  1,000,000 1,377,514

Schedule of Investments
March 31, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Semiconductors & Semiconductor Equipment - 1.4% (continued)
Wolfspeed, Inc.
0.25%, 2/15/2028 (2)(a) $ 2,394,000 1,396,899
25,931,317
Software - 3.8%
8x8, Inc.
4.00%, 2/1/2028 (2)(a) 4,375,000 3,510,937
Cerence, Inc.
1.50%, 7/1/2028 (2)(a)(f) 12,812,000 10,334,327
Everbridge, Inc.
0.00%, 3/15/2026 (2) 5,089,000 4,961,775
PagerDuty, Inc.
1.50%, 10/15/2028 (2)(a)(f) 8,774,000 9,333,781
Progress Software Corp.
3.50%, 3/1/2030 (2)(a)(f) 9,483,000 9,601,538
Rapid7, Inc.
1.25%, 3/15/2029 (2)(a)(f) 5,175,000 5,247,496
Splunk, Inc.
1.13%, 6/15/2027 (2) 23,603,000 23,539,272
Unity Software, Inc.
0.00%, 11/15/2026 (2)(a) 4,875,000 4,131,563
70,660,689
Technology Hardware, Storage & Peripherals - 1.5%
Seagate HDD Cayman
3.50%, 6/1/2028 (2)(a)(f) 500,000 635,750
Western Digital Corp.
3.00%, 11/15/2028 (2)(a)(f) 18,375,000 26,928,562
27,564,312
Total Information Technology 163,932,467
Materials - 0.5%
Metals & Mining - 0.5%
MP Materials Corp.
3.00%, 3/1/2030 (2)(a)(f) 9,890,000 9,217,480
Real Estate - 0.4%
Office REITs - 0.3%
COPT Defense Properties LP
5.25%, 9/15/2028 (2)(a)(f) 6,375,000 6,617,250
Real Estate Management & Development - 0.1%
Redfin Corp.
0.50%, 4/1/2027 (2)(a) 3,389,000 1,863,950
Total Real Estate 8,481,200
Utilities - 3.4%
Electric Utilities - 2.9%
Alliant Energy Corp.
3.88%, 3/15/2026 (2)(a) 12,975,000 12,760,912
Duke Energy Corp.
4.13%, 4/15/2026 (2)(a)(f) 10,400,000 10,275,200
Evergy, Inc.
4.50%, 12/15/2027 (2)(a)(f) 10,141,000 10,308,327
FirstEnergy Corp.
4.00%, 5/1/2026 (2)(a)(f) 10,802,000 10,737,188
PPL Capital Funding, Inc.
2.88%, 3/15/2028 (2)(a)  2,590,000 2,478,630
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Electric Utilities - 2.9% (continued)
Southern Co. (The)
3.88%, 12/15/2025 (2)(a) $ 7,482,000 7,444,590
54,004,847
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.
4.25%, 8/15/2026 (2)(a)(f) 9,709,000 9,616,764
Total Utilities 63,621,611
TOTAL CONVERTIBLE BONDS
(Cost $729,072,066) 758,290,105
NO. OF
RIGHTS
RIGHTS - 0.0% †
Financials - 0.0% †
Capital Markets - 0.0%
99 Acquisition Group, Inc., expiring
5/18/2024 *(c) 9,622 1,732
Aquaron Acquisition Corp., expiring
5/6/2024 (3)*(a)(c) 35,605 6,263
Bannix Acquisition Corp., expiring
4/24/2024 *(c) 26,277 4,662
Bellevue Life Sciences Acquisition
Corp., expiring 4/14/2024 (3)*(c) 25,053 3,755
Breeze Holdings Acquisition Corp.,
expiring 4/26/2024 *(c) 55,000 10,455
Broad Capital Acquisition Corp.,
expiring 4/13/2024 (3)*(c) 69,739 13,320
Cetus Capital Acquisition Corp.,
expiring 5/3/2024 *(c) 27,102 3,282
Clean Energy Special Situations
Corp., expiring 4/24/2024 (2)*(c) 40,212 35,483
ESH Acquisition Corp., expiring
12/16/2024 *(c) 97,905 7,930
Feutune Light Acquisition Corp.,
expiring 4/21/2024 *(c) 94,079 8,477
Financial Strategies Acquisition
Corp., expiring 8/7/2024 (3)*(c) 131,193 –
Fintech Ecosystem Development
Corp., expiring 4/21/2024 *(c) 10,730 1,288
Global Blockchain Acquisition Corp.,
expiring 4/12/2024 *(c) 161,196 11,284
Global Star Acquisition, Inc., expiring
4/22/2024 *(c) 50,064 3,530
Globalink Investment, Inc., expiring
4/9/2024 (3)*(c) 74,843 8,233
Goldenstone Acquisition Ltd.,
expiring 4/21/2024 *(c) 32,200 2,801
Inception Growth Acquisition Ltd.,
expiring 4/13/2024 *(c) 112,518 22,132
Iron Horse Acquisitions Corp.,
expiring 12/27/2024 (3)*(c) 63,190 12,638
Metal Sky Star Acquisition Corp.,
expiring 4/5/2024 *(c) 103,342 6,583
Monterey Capital Acquisition Corp.,
expiring 4/13/2024 *(c) 71,394 8,210
NorthView Acquisition Corp.,
expiring 4/22/2024 *(c) 154,598 23,190
PHP Ventures Acquisition Corp.,
expiring 4/16/2024 (3)*(c) 29,400 3,928

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.0% (continued)
Plutonian Acquisition Corp., expiring
5/15/2024 *(c) 15,166 2,593
Qomolangma Acquisition Corp.,
expiring 5/4/2024 (2)*(c) 23,684 2,918
Quetta Acquisition Corp., expiring
7/10/2024 (3)*(c) 1,196 1,268
Redwoods Acquisition Corp.,
expiring 4/4/2024 *(c) 74,885 16,624
RF Acquisition Corp., expiring
9/28/2024 *(c) 114,573 10,449
Sagaliam Acquisition Corp., expiring
11/25/2025 (3)*(c) 70,003 2,450
Trailblazer Merger Corp. I, expiring
6/30/2024 *(c) 149,105 11,123
Welsbach Technology Metals
Acquisition Corp., expiring
6/30/2024 (2)*(c) 9,289 698
Yotta Acquisition Corp., expiring
8/22/2024 (2)*(c) 68,693 8,243
Total Financials 255,542
Health Care - 0.0%
Biotechnology - 0.0%
Ambit Biosciences Corp., CVR (3)* 146,272 –
Tobira Therapeutics, Inc., CVR (3)* 11,880 –
Total Health Care –
TOTAL RIGHTS
(Cost $–) 255,542
NO. OF
WARRANTS
WARRANTS - 0.1%
Communication Services - 0.0% †
Interactive Media & Services - 0.0% †
Leafly Holdings, Inc., expiring
11/7/2026 * 17,867 536
a
Media - 0.0% †
HWH International, Inc.,
expiring 2/1/2027 (3)* 52,991 2,554
a
Total Communication Services 3,090
Consumer Discretionary - 0.0% †
Automobiles - 0.0% †
ECD Automotive Design, Inc.,
expiring 12/8/2027 * 30,401 760
Srivaru Holding Ltd., expiring
5/30/2028 (India) * 91,523 1,455
2,215
Hotels, Restaurants & Leisure - 0.0% †
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 71,032 710
Pinstripes Holdings, Inc.,
expiring 9/30/2028 * 151,941 37,606
38,316
Total Consumer Discretionary 40,531
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Consumer Staples - 0.0% †
Food Products - 0.0% †
Australian Oilseeds Holdings
Ltd., expiring 3/21/2029 * 38,336 1,924
a
Energy - 0.0% †
Oil, Gas & Consumable Fuels - 0.0% †
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) (2)* 60,018 360
HNR Acquisition Corp.,
expiring 7/29/2028 * 14,405 2,015
Total Energy 2,375
Financials - 0.1%
Capital Markets - 0.1%
26 Capital Acquisition Corp.,
expiring 12/31/2027 (3)*(c) 74,200 482
99 Acquisition Group, Inc.,
expiring 5/18/2024 (2)*(c) 9,622 225
Achari Ventures Holdings
Corp. I, expiring 4/19/2024
(2)*(a)(c) 42,909 862
Acri Capital Acquisition Corp.,
expiring 4/14/2024 (2)*(a)(c) 27,498 2,285
Aetherium Acquisition Corp.,
expiring 4/29/2024 *(a)(c) 175,712 10,508
AltEnergy Acquisition Corp.,
expiring 5/2/2024 *(a)(c) 61,463 3,233
Armada Acquisition Corp. I,
expiring 4/17/2024 *(c) 64,166 5,448
Arogo Capital Acquisition
Corp., expiring 4/29/2024 *(c) 96,774 2,613
Arrowroot Acquisition Corp.,
expiring 8/6/2024 *(c) 41,500 8,296
Athena Technology Acquisition
Corp. II, expiring 4/14/2024
(2)*(c) 319,116 12,924
Atlantic Coastal Acquisition
Corp. II, expiring 4/19/2024
*(a)(c) 206,631 11,117
Ault Disruptive Technologies
Corp., expiring 12/20/2024
(2)*(a)(c) 54,855 450
Bannix Acquisition Corp.,
expiring 4/24/2024 *(c) 26,277 893
Bellevue Life Sciences
Acquisition Corp., expiring
4/14/2024 *(c) 25,053 534
Berenson Acquisition Corp. I,
expiring 9/30/2024 (2)*(c) 15,392 132
Binah Capital Group, Inc.,
expiring 6/7/2028 * 103,745 11,412
Bite Acquisition Corp., expiring
4/17/2024 *(c) 41,600 2,912
Breeze Holdings Acquisition
Corp., expiring 4/26/2024 *(c) 55,000 69,300
BurTech Acquisition Corp.,
expiring 4/15/2024 *(c)  447,209 80,453

Schedule of Investments
March 31, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
byNordic Acquisition Corp.,
expiring 4/12/2024 *(c) 69,207 3,945
Canna-Global Acquisition
Corp., expiring 5/2/2024 *(c) 188,580 3,960
Cetus Capital Acquisition
Corp., expiring 5/3/2024 (2)*(c) 27,102 515
CF Acquisition Corp. VII,
expiring 4/20/2024 *(c) 48,764 4,589
Churchill Capital Corp. VII,
expiring 4/17/2024 *(c) 16,600 5,312
Clean Energy Special
Situations Corp., expiring
4/24/2024 *(c) 20,106 503
Concord Acquisition Corp. II,
expiring 6/3/2024 *(c) 95,464 10,625
Conx Corp., expiring 5/3/2024
*(c) 92,500 18,491
Corner Growth Acquisition
Corp., expiring 6/30/2024 *(c) 110,400 17,278
Digital Health Acquisition
Corp., expiring 5/8/2024 *(c) 71,745 12,182
Direct Selling Acquisition
Corp., expiring 4/28/2024 *(c) 51,291 8,207
dMY Squared Technology
Group, Inc., expiring 4/29/2024
(2)*(c) 6,140 922
DUET Acquisition Corp.,
expiring 4/24/2024 (3)*(c) 73,788 2,221
Everest Consolidator
Acquisition Corp., expiring
4/28/2024 (3)*(c) 65,508 12,374
ExcelFin Acquisition Corp.,
expiring 4/25/2024 *(c) 67,393 3,639
Feutune Light Acquisition
Corp., expiring 4/21/2024
(2)*(c) 94,079 3,199
Financial Strategies
Acquisition Corp., expiring
8/7/2024 (3)*(c) 131,193 –
Fintech Ecosystem
Development Corp., expiring
4/21/2024 (3)*(c) 5,365 103
Focus Impact Acquisition
Corp., expiring 4/1/2024 *(c) 50,975 2,350
Focus Impact BH3 Acquisition
Co., expiring 7/31/2024 *(c) 42,289 2,580
Fortune Rise Acquisition Corp.,
expiring 4/5/2024 (2)*(c) 49,324 1,978
Four Leaf Acquisition Corp.,
expiring 6/22/2024 (2)*(c) 111,000 4,562
FTAC Emerald Acquisition
Corp., expiring 12/20/2024 *(c) 118,863 14,394
Future Health ESG Corp.,
expiring 12/31/2024 (2)*(c) 45,911 3,214
FutureTech II Acquisition
Corp., expiring 4/18/2024 *(c) 38,964 1,520
Global Blockchain Acquisition
Corp., expiring 4/12/2024 *(c) 161,196 1,773
Global Star Acquisition, Inc.,
expiring 4/22/2024 *(c)  50,064 816
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Global Systems Dynamics,
Inc., expiring 12/31/2027
(2)*(c) 69,500 104
Globalink Investment, Inc.,
expiring 4/9/2024 *(c) 74,843 1,871
Goal Acquisitions Corp.,
expiring 8/8/2024 (2)*(c) 84,630 533
Golden Arrow Merger Corp.,
expiring 4/19/2024 *(c) 131,733 25,056
Goldenstone Acquisition Ltd.,
expiring 4/21/2024 (2)*(c) 32,200 338
Gores Holdings IX, Inc.,
expiring 12/6/2024 *(c) 552,098 154,587
Hennessy Capital Investment
Corp. VI, expiring 9/30/2024
*(c) 232,490 24,342
Inception Growth Acquisition
Ltd., expiring 4/13/2024 *(c) 56,259 2,250
Insight Acquisition Corp.,
expiring 4/7/2024 *(c) 25,170 657
Integral Acquisition Corp. 1,
expiring 4/5/2024 (2)*(c) 53,808 5,381
Integrated Rail and Resources
Acquisition Corp., expiring
4/15/2024 (2)*(c) 54,219 108
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 (3)*(c) 16,500 167
Iris Acquisition Corp., expiring
4/9/2024 (3)*(c) 63,888 3,035
Iron Horse Acquisitions Corp.,
expiring 12/27/2024 *(c) 63,190 1,971
Learn CW Investment Corp.,
expiring 4/13/2024 (2)*(c) 13,352 601
Maquia Capital Acquisition
Corp., expiring 8/7/2024 *(c) 113,500 3,621
Marblegate Acquisition Corp.,
expiring 10/5/2024 (2)*(c) 573,387 6,422
Metal Sky Star Acquisition
Corp., expiring 4/5/2024 *(c) 103,342 1,013
Monterey Capital Acquisition
Corp., expiring 4/13/2024
(2)*(c) 71,394 1,428
New Providence Acquisition
Corp. II, expiring 5/9/2024
(2)*(c) 41,859 2,089
Newbury Street Acquisition
Corp., expiring 4/25/2024 *(c) 88,000 3,722
Northern Star Investment
Corp. II, expiring 1/31/2028
(3)*(c) 16,500 86
Northern Star Investment
Corp. III, expiring 2/25/2028
*(c) 13,777 14
Northern Star Investment
Corp. IV, expiring 12/31/2027
*(c) 13,777 1
NorthView Acquisition Corp.,
expiring 4/22/2024 (3)*(c)  77,299 2,968

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
OCA Acquisition Corp.,
expiring 4/25/2024 *(c) 55,769 4,322
OceanTech Acquisitions I
Corp., expiring 6/2/2024 (3)*(c) 104,000 7,790
Osiris Acquisition Corp.,
expiring 5/18/2024 *(c) 254,000 7,620
Papaya Growth Opportunity
Corp. I, expiring 4/19/2024
(3)*(c) 206,644 7,294
PHP Ventures Acquisition
Corp., expiring 4/16/2024
(3)*(c) 14,700 370
Plutonian Acquisition Corp.,
expiring 5/15/2024 *(c) 15,166 455
PMV Consumer Acquisition
Corp., expiring 8/31/2027
(3)*(c) 146,000 423
Pono Capital Two, Inc.,
expiring 11/9/2024 (2)*(c) 92,094 3,223
PowerUp Acquisition Corp.,
expiring 5/23/2024 *(c) 226,462 6,816
Priveterra Acquisition Corp. II,
expiring 10/12/2024 (2)*(c) 72,083 2,955
Qomolangma Acquisition
Corp., expiring 5/4/2024 (3)*(c) 23,684 379
Redwoods Acquisition Corp.,
expiring 4/4/2024 *(c) 74,885 5,908
Relativity Acquisition Corp.,
expiring 4/15/2024 (3)*(c) 89,748 –
RF Acquisition Corp., expiring
9/28/2024 (3)*(c) 114,573 1,226
Roth CH Acquisition V Co.,
expiring 5/3/2024 *(c) 14,143 1,073
ShoulderUp Technology
Acquisition Corp., expiring
5/19/2024 (3)*(c) 108,870 2,722
SilverBox Corp. III, expiring
8/28/2024 (2)*(c) 35,738 5,361
Southport Acquisition Corp.,
expiring 12/14/2024 *(c) 182,986 1,043
TG Venture Acquisition Corp.,
expiring 5/5/2024 (3)*(c) 215,235 1,550
Thunder Bridge Capital
Partners IV, Inc., expiring
7/2/2024 *(c) 64,400 10,304
Twelve Seas Investment Co.
II, expiring 5/2/2024 *(c) 32,933 3,096
Vision Sensing Acquisition
Corp., expiring 5/3/2024 (3)*(c) 38,412 1,002
Western Acquisition Ventures
Corp., expiring 4/11/2024 *(c) 67,539 2,040
Yotta Acquisition Corp.,
expiring 8/22/2024 *(c) 68,693 1,697
Zalatoris Acquisition Corp.,
expiring 4/14/2024 *(c) 54,960 3,567
689,932
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Financial Services - 0.0% †
XBP Europe Holdings, Inc.,
expiring 12/31/2027 * 4,723 189
a
Insurance - 0.0% †
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
(3)* 80,497 297
a
Mortgage Real Estate Investment Trusts (REITs) - 0.0% †
Broadmark Realty Capital,
Inc., expiring 11/15/2024 (3)* 255,656 1,304
a
Total Financials 691,722
Health Care - 0.0% †
Biotechnology - 0.0% †
180 Life Sciences Corp.,
expiring 11/7/2025 * 156,696 1,159
Carmell Corp., expiring
7/12/2028 (2)* 40,280 6,135
Ensysce Biosciences, Inc.,
expiring 2/1/2026 * 28,959 898
Peak Bio, Inc., expiring
12/31/2027 (3)* 5,171 52
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)* 38,655 –
8,244
Health Care Equipment & Supplies - 0.0% †
QT Imaging Holdings, Inc.,
expiring 12/31/2028 * 95,620 3,442
a
Health Care Technology - 0.0% †
iCoreConnect, Inc., expiring
5/15/2028 (3)* 64,811 648
a
Life Sciences Tools & Services - 0.0% †
Conduit Pharmaceuticals, Inc.,
expiring 2/3/2027 * 73,327 4,400
a
Total Health Care 16,734
Industrials - 0.0% †
Aerospace & Defense - 0.0% †
AERWINS Technology, Inc.,
expiring 6/16/2026 *(a) 15,778 191
a
Commercial Services & Supplies - 0.0% †
ESGL Holdings Ltd., expiring
4/13/2028 (Singapore) * 24,712 166
Royalty Management Holding
Corp., expiring 5/28/2026 * 41,908 905
1,071
Construction & Engineering - 0.0% †
Southland Holdings, Inc.,
expiring 9/1/2026 * 26,884 11,904
a

Schedule of Investments
March 31, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Electrical Equipment - 0.0% †
Noco-Noco, Inc., expiring
8/11/2028 * 1,622 12
Vast Solar Pty. Ltd., expiring
6/29/2028 (Australia) * 97,331 8,225
8,237
Machinery - 0.0% †
Nuburu, Inc., expiring 9/7/2027
(2)* 226,362 611
a
Total Industrials 22,014
Information Technology - 0.0% †
Electronic Equipment, Instruments & Components - 0.0% †
MultiSensor AI Holdings, Inc.,
expiring 12/19/2028 * 39,424 2,011
a
Software - 0.0% †
Banzai International, Inc.,
expiring 12/31/2026 * 52,689 1,923
a
Total Information Technology 3,934
Materials - 0.0% †
Chemicals - 0.0% †
Global Gas Corp., expiring
10/29/2027 (2)* 12,601 505
a
Metals & Mining - 0.0% †
Critical Metals Corp., expiring
6/6/2028 (Austria) * 26,051 4,168
NioCorp Developments Ltd.,
expiring 3/17/2028 (Canada) * 88,517 34,522
38,690
Total Materials 39,195
Utilities - 0.0% †
Independent Power and Renewable Electricity Producers - 0.0% †
Alternus Clean Energy, Inc.,
expiring 12/22/2028 (3)* 94,880 1,376
a
TOTAL WARRANTS
(Cost $195,341) 822,895
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DEMC Ltd., Class A (United
Kingdom) (acquired 1/24/2014 -
10/29/2015, Cost $129,686) (3)*(d) 12,969 –
DEMC Ltd., Class A-2 (acquired
2/8/2023, Cost $–) (3)*(d) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
2/8/2023, Cost $–) (3)*(d) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
2/8/2023, Cost $–) (3)*(d) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(d) 10,488 –
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Health Care Equipment & Supplies - 0.0% (continued)
DEMC Ltd., Class B-2 (Malaysia)
(acquired 4/12/2017, Cost $–)
(3)*(d) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(d) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(d) 40,321,771,424,070 –
Total Health Care –
TOTAL SECURITIES IN LITIGATION
(Cost $129,697) –
UNITS - 0.0% †
Financials - 0.0% †
Capital Markets - 0.0% †
IB Acquisition Corp.*(c)
(Cost $438,759) 43,870 438,920
SHARES
SHORT-TERM INVESTMENTS - 45.8%
INVESTMENT COMPANIES - 29.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.16% (g)(h) 21,040,910 21,040,910
Limited Purpose Cash Investment
Fund, 5.33% (g)(i) 527,564,017 527,352,991
TOTAL INVESTMENT COMPANIES
(Cost $548,283,319) 548,393,901

PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 16.4%
U.S. Treasury Bills
5.47%, 4/11/2024 (2)(a)(j) $ 36,203,000 36,150,315
5.48%, 4/18/2024 (2)(a)(j)(k) 64,919,000 64,757,633
5.47%, 4/25/2024 (2)(j)(k) 53,643,000 53,455,004
5.18%, 7/5/2024 (2)(j)(k) 47,000,000 46,356,626
5.24%, 9/26/2024 (2)(j) 107,614,000 104,890,579
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $305,629,470) 305,610,157
TOTAL SHORT-TERM INVESTMENTS
(Cost $853,912,789) 854,004,058
TOTAL LONG POSITIONS
(Cost $2,028,213,948) 2,081,662,161
SHARES
SHORT POSITIONS - (25.5)%
COMMON STOCKS - (24.1)%
Communication Services - (0.5)%
Diversified Telecommunication Services - (0.0)% †
Bandwidth, Inc., Class A (733) (13,385)
Entertainment - (0.1)%
Atlanta Braves Holdings, Inc., Class
A (19,111) (800,751)
Eventbrite, Inc., Class A
(16,537) (90,623)
(891,374)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Interactive Media & Services - (0.2)%
Alphabet, Inc., Class C
(10,693) (1,628,116)
Match Group, Inc.
(56,734) (2,058,310)
Snap, Inc., Class A
(36,086) (414,267)
(4,100,693)
Media - (0.2)%
Charter Communications, Inc., Class
A (68) (19,763)
Liberty Media Corp-Liberty
SiriusXM, Class A (120,330) (3,573,801)
Paramount Global, Class A
(18,237) (398,113)
(3,991,677)
Total Communication Services (8,997,129)
Consumer Discretionary - (7.9)%
Automobile Components - (0.7)%
LCI Industries
(29,582) (3,640,361)
Patrick Industries, Inc.
(72,334) (8,641,743)
(12,282,104)
Automobiles - (0.5)%
Ferrari NV (Italy)
(7,615) (3,319,683)
Stellantis NV
(77,021) (2,179,694)
Winnebago Industries, Inc.
(51,475) (3,809,150)
(9,308,527)
Broadline Retail - (0.0)% †
Etsy, Inc. (15,332) (1,053,615)
Hotels, Restaurants & Leisure - (5.9)%
Carnival Corp.
(1,473,371) (24,074,882)
MakeMyTrip Ltd. (India)
(252,235) (17,921,297)
Marriott Vacations Worldwide Corp.
(11,142) (1,200,328)
Norwegian Cruise Line Holdings Ltd.
(222,822) (4,663,664)
Royal Caribbean Cruises Ltd.
(441,868) (61,424,071)
(109,284,242)
Household Durables - (0.0)% †
GoPro, Inc., Class A (10,525) (23,471)
Specialty Retail - (0.3)%
Wayfair, Inc., Class A (97,136) (6,593,592)
Textiles, Apparel & Luxury Goods - (0.5)%
Under Armour, Inc., Class C (1,324,925) (9,459,964)
Total Consumer Discretionary (148,005,515)
Consumer Staples - (0.5)%
Beverages - (0.1)%
Brown-Forman Corp., Class A (40,011) (2,118,583)
Consumer Staples Distribution & Retail - (0.3)%
Chefs' Warehouse, Inc. (The) (147,717) (5,563,022)
Household Products - (0.1)%
Central Garden & Pet Co. (49,840) (2,134,647)
Total Consumer Staples (9,816,252)
INVESTMENTS SHARES VALUE ($)
Energy - (5.1)%
Energy Equipment & Services - (0.1)%
Nabors Industries Ltd. (26,207) (2,257,209)
Oil, Gas & Consumable Fuels - (5.0)%
APA Corp.
(351,035) (12,068,583)
Chesapeake Energy Corp.
(405,021) (35,978,016)
EQT Corp.
(805,262) (29,851,062)
Kosmos Energy Ltd. (Ghana)
(551,225) (3,285,301)
Northern Oil & Gas, Inc.
(199,102) (7,900,367)
World Kinect Corp.
(161,244) (4,264,904)
(93,348,233)
Total Energy (95,605,442)
Financials - (0.9)%
Capital Markets - (0.3)%
Coinbase Global, Inc., Class A
(7,024) (1,862,203)
Penson Worldwide, Inc. (3)
(212,307) –
WisdomTree, Inc.
(483,545) (4,443,779)
(6,305,982)
Consumer Finance - (0.5)%
EZCORP, Inc., Class A
(650,872) (7,374,380)
SoFi Technologies, Inc.
(206,248) (1,505,610)
(8,879,990)
Financial Services - (0.1)%
Block, Inc., Class A
(3,525) (298,144)
Shift4 Payments, Inc., Class A
(12,197) (805,856)
(1,104,000)
Mortgage Real Estate Investment Trusts (REITs) - (0.0)% †
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (6,507) (184,799)
Total Financials (16,474,771)
Health Care - (1.1)%
Biotechnology - (0.4)%
Bridgebio Pharma, Inc.
(27,167) (840,004)
Exact Sciences Corp.
(65,932) (4,553,264)
Halozyme Therapeutics, Inc.
(42,130) (1,713,848)
Travere Therapeutics, Inc.
(36,060) (278,023)
(7,385,139)
Health Care Equipment & Supplies - (0.3)%
Lantheus Holdings, Inc.
(31,257) (1,945,436)
Tandem Diabetes Care, Inc.
(52,164) (1,847,127)
TransMedics Group, Inc.
(19,127) (1,414,250)
(5,206,813)
Health Care Providers & Services - (0.0)% †
Guardant Health, Inc. (8,311) (171,456)
Health Care Technology - (0.2)%
Evolent Health, Inc., Class A
(99,929) (3,276,672)
Teladoc Health, Inc.
(472) (7,127)
(3,283,799)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - (0.0)% †
Inotiv, Inc. (24,197) (264,715)
Pharmaceuticals - (0.2)%
Innoviva, Inc. (217,237) (3,310,692)
Total Health Care (19,622,614)
Industrials - (2.4)%
Aerospace & Defense - (0.2)%
Spirit AeroSystems Holdings, Inc.,
Class A (98,954) (3,569,271)
Air Freight & Logistics - (0.2)%
Air Transport Services Group, Inc. (296,407) (4,078,560)
Construction & Engineering - (0.6)%
WillScot Mobile Mini Holdings Corp. (233,755) (10,869,607)
Electrical Equipment - (0.5)%
Array Technologies, Inc.
(349,805) (5,215,593)
Bloom Energy Corp., Class A
(330,934) (3,719,698)
(8,935,291)
Machinery - (0.4)%
3D Systems Corp.
(3,814) (16,934)
CNH Industrial NV
(62,885) (814,990)
Greenbrier Cos., Inc. (The)
(133,239) (6,941,752)
(7,773,676)
Passenger Airlines - (0.2)%
American Airlines Group, Inc.
(152,778) (2,345,142)
JetBlue Airways Corp.
(8,970) (66,557)
Spirit Airlines, Inc.
(202,244) (978,861)
(3,390,560)
Professional Services - (0.3)%
Clarivate plc
(5,565) (41,348)
CSG Systems International, Inc.
(50,874) (2,622,046)
First Advantage Corp.
(121,961) (1,978,207)
(4,641,601)
Trading Companies & Distributors - (0.0)% †
Xometry, Inc., Class A (41,712) (704,516)
Total Industrials (43,963,082)
Information Technology - (4.6)%
Communications Equipment - (0.5)%
Infinera Corp.
(1,198,486) (7,226,870)
Lumentum Holdings, Inc.
(59,888) (2,835,697)
(10,062,567)
Electronic Equipment, Instruments & Components - (0.2)%
Vishay Intertechnology, Inc. (127,786) (2,898,187)
IT Services - (0.0)% †
DigitalOcean Holdings, Inc. (3,539) (135,119)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - (2.0)%
MACOM Technology Solutions
Holdings, Inc. (49,487) (4,732,937)
ON Semiconductor Corp.
(51,975) (3,822,761)
Semtech Corp.
(197,823) (5,438,154)
SMART Global Holdings, Inc.
(38,156) (1,004,266)
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR
(Taiwan) (163,220) (22,206,081)
Wolfspeed, Inc.
(9,417) (277,802)
(37,482,001)
Software - (0.8)%
8x8, Inc.
(458,740) (1,238,598)
Cerence, Inc.
(116,422) (1,833,647)
PagerDuty, Inc.
(205,324) (4,656,748)
Progress Software Corp.
(90,993) (4,850,837)
Rapid7, Inc.
(51,873) (2,543,852)
Unity Software, Inc.
(346) (9,238)
(15,132,920)
Technology Hardware, Storage & Peripherals - (1.1)%
Seagate Technology Holdings plc
(4,364) (406,070)
Western Digital Corp.
(284,426) (19,409,230)
(19,815,300)
Total Information Technology (85,526,094)
Materials - (0.2)%
Metals & Mining - (0.2)%
MP Materials Corp. (255,266) (3,650,304)
Real Estate - (0.1)%
Office REITs - (0.1)%
COPT Defense Properties, REIT (85,636) (2,069,822)
Real Estate Management & Development - (0.0)% †
Redfin Corp. (970) (6,450)
Total Real Estate (2,076,272)
Utilities - (0.8)%
Electric Utilities - (0.7)%
Alliant Energy Corp.
(44,370) (2,236,248)
Duke Energy Corp.
(21,874) (2,115,435)
Evergy, Inc.
(63,996) (3,416,106)
FirstEnergy Corp.
(65,425) (2,526,713)
PPL Corp.
(27,360) (753,221)
Southern Co. (The)
(26,670) (1,913,306)
(12,961,029)
Multi-Utilities - (0.1)%
CenterPoint Energy, Inc. (65,847) (1,875,981)
Total Utilities (14,837,010)
TOTAL COMMON STOCKS
(Proceeds $(429,452,006)) (448,574,485)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
EXCHANGE TRADED FUNDS - (0.0)% †
Financials - (0.0)% †
Capital Markets - (0.0)% †
VanEck Gold Miners ETF
(Proceeds $(410,980)) (13,683) (432,657)
PRINCIPAL
AMOUNT
CORPORATE BONDS - (0.1)%
Financials - (0.1)%
Capital Markets - (0.1)%
HAT Holdings I LLC
3.75%, 9/15/2030 (2)(f)
(Proceeds $(2,621,862)) $ (3,150,000) (2,645,679)
CONVERTIBLE BONDS - (1.3)%
Financials - (0.2)%
Financial Services - (0.2)%
Global Payments, Inc.
1.50%, 3/1/2031 (2)(f) (3,550,000) (3,752,350)
Industrials - (0.5)%
Ground Transportation - (0.5)%
Uber Technologies, Inc.
Series 2028, 0.88%, 12/1/2028
(2)(f) (7,000,000) (8,659,000)
Information Technology - (0.3)%
Software - (0.3)%
Confluent, Inc.
0.00%, 1/15/2027 (2) (1,400,000) (1,198,865)
Envestnet, Inc.
2.63%, 12/1/2027 (2) (4,700,000) (4,965,550)
(6,164,415)
Total Information Technology (6,164,415)
Real Estate - (0.3)%
Health Care REITs - (0.2)%
Welltower OP LLC
2.75%, 5/15/2028 (2)(f) (3,500,000) (3,895,850)
Real Estate Management & Development - (0.1)%
Zillow Group, Inc.
1.38%, 9/1/2026 (2) (1,650,000) (2,032,597)
Total Real Estate (5,928,447)
TOTAL CONVERTIBLE BONDS
(Proceeds $(24,499,531)) (24,504,212)
TOTAL SHORT POSITIONS
(Proceeds $(456,984,379)) (476,157,033)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 86.2%
(Cost $1,571,229,569) 1,605,505,128
OTHER ASSETS IN EXCESS OF
LIABILITIES - 13.8% ‡ 258,881,049
NET ASSETS - 100.0% 1,864,386,177
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 36,236,559 1.9%
Consumer Discretionary 104,060,680 5.7
Consumer Staples 5,476,352 0.4
Energy 14,283,591 0.8
Financials 205,408,768 11.0
Health Care 89,288,217 4.7
Industrials 102,717,932 5.5
Information Technology 93,597,429 5.1
Materials 24,415,738 1.3
Real Estate 27,227,452 1.4
Utilities 48,788,352 2.6
Investment Companies 548,393,901 29.4
U.S. Treasury Obligations 305,610,157 16.4
Total Investments In Securities
At Value 1,605,505,128 86.2
Other Assets in Excess of
Liabilities ‡ 258,881,049 13.8
Net Assets
$ 1,864,386,177 100.0%

Schedule of Investments
March 31, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2024 amounted to $769,005,683; additional securities sold but not yet settled totaling $3,890,878 were also segregated. In addition, $164,888,028 of cash collateral was also pledged.
(b) Securities are subject to contractual sale restrictions of up to twelve months. Total value of all such securities at March 31, 2024 amounted to
$907,750. Circumstances that could cause a lapse in the contractual sale restrictions include but are not limited to amendments to the original contractual provision and market conditions.
(c) Special Purpose Acquisition Company.
(d) Restricted securities.  Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities). Total value of all such securities at March 31, 2024 amounted to $0, which represents 0.00% of net assets of the Fund.
(e) Defaulted security.
(f) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2024 amounted to $239,616,757, which represents 12.85%
of net assets of the Fund.
(g) Represents 7-day effective yield as of March 31, 2024.
(h) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(i) For the period ended March 31, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(j) The rate shown was the effective yield at the date of purchase.
(k) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2024
Shares
Held At
3/31/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 28.3%
INVESTMENT COMPANIES - 28.3%
Limited Purpose
Cash Investment
Fund,
5.33% (a)
(Cost $527,242,409) $333,797,563 $770,808,021 $(577,254,354) $15,350 $(13,589) $527,352,991 527,564,017 $4,776,562 $–
(a) Represents 7-day effective yield as of March 31, 2024.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Credit default swap contracts outstanding - buy protection as of March 31, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
42.V1 5.00 % Quarterly 6/20/2029 3.29 % USD 89,800,000 $ (6,205,627) $ (379,514) $ (6,585,141)
$ (6,205,627) $ (379,514) $ (6,585,141)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
Total return swap contracts outstanding as of March 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (0.57%)
Monthly JPMC 06/28/2024 USD (54,098,607) $ –
Net unrealized appreciation $ –
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
U.S. Treasury 10 Year Note (546) 6/2024 USD $ (60,452,438) $ (323,416)
U.S. Treasury 2 Year Note (928) 6/2024 USD (189,725,249) 267,445
U.S. Treasury 5 Year Note (760) 6/2024 USD (81,290,313) (72,441)
Net value $ (128,412)
Forward foreign currency exchange contracts outstanding as of March 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 7,611,781 EUR 6,980,012 CITI 6/20/2024 $ 56,965
USD 7,611,820 EUR 6,980,013 JPMC 6/20/2024 57,003
USD 7,752,593 JPY 1,146,810,075 CITI 6/20/2024 83,314
USD 7,752,631 JPY 1,146,810,075 JPMC 6/20/2024 83,353
USD 10,084,934 TWD 317,869,392 CITI
**
6/20/2024 114,398
USD 10,084,985 TWD 317,869,392 JPMC
**
6/20/2024 114,449
Total unrealized appreciation 509,482
EUR 407,386 USD 445,064 CITI 6/20/2024 (4,129)
EUR 407,388 USD 445,064 JPMC 6/20/2024 (4,127)
JPY 1,146,810,075 USD 7,683,312 CITI 6/20/2024 (14,034)
JPY 1,146,810,075 USD 7,683,274 JPMC 6/20/2024 (13,995)
TWD 317,869,392 USD 10,192,888 CITI
**
6/20/2024 (222,352)
TWD 317,869,392 USD 10,192,837 JPMC
**
6/20/2024 (222,301)
Total unrealized depreciation (480,938)
Net unrealized appreciation $ 28,544

Schedule of Investments
March 31, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
Total return basket swap contracts outstanding as of March 31, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (0.04%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
60-61 months
maturity ranging
from 02/20/2029
- 03/29/2029
$16,123,541 $(22,477) $39,493 $17,016
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NOWA
plus or minus a specified
spread (0.03%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
57 months
maturity
11/24/2028
$6,124,372 $21,527 $(11,914) $9,613
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (0.03%), which is
denominated in SEK based
on the local currencies of the
positions within the swap.
60 months
maturity
01/29/2029
$11,459,858 $138,293 $(20,015) $118,278
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
49-61 months
maturity ranging
from 10/15/2026
- 07/21/2028
$6,228,099 $(380,263) $(708,381) $(1,088,644)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
07/30/2027
$1,668,595 $166,835 $(150,459) $16,376

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
61 months
maturity
03/21/2029
$395 $(395) $2,704 $2,309
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-0.25% to 0.25%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
12 months
maturity
10/08/2024
$10,142,805 $235,185 $1,661 $236,846
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of short
equity positions and fixed
income positions and pays
or receives the OBFR plus
or minus a specified spread
(-0.02% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
43 months
maturity
06/25/2025
$137,028,225 $(4,784,653) $(8,542,641) $(13,327,294)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY
PRINCIPAL
AMOUNT
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
Bandwidth, Inc., 0.50%, 4/1/2028 8,255,000 5,938,306 (1,309,041) 9.8
Cable One, Inc., 0.00%, 3/15/2026 7,050,000 6,140,550 (1,089,225) 8.2
Exact Sciences Corp., 0.38%, 3/1/2028 11,850,000 10,927,896 (348,060) 2.6
Exact Sciences Corp., 0.38%, 3/15/2027 9,889,000 9,451,339 (1,261,987) 9.5
Green Plains, Inc., 2.25%, 3/15/2027 5,650,000 5,764,446 (1,938,549) 14.5
Liberty Broadband Corp., 3.13%, 3/31/2053 14,500,000 13,832,127 (411,003) 3.1
Liberty Media Corp., 2.38%, 9/30/2053 14,968,000 17,487,219 2,715,794 (20.4)
PetIQ, Inc., 4.00%, 6/1/2026 2,975,000 2,989,594 (1,275,134) 9.6
Stride, Inc., 1.13%, 9/1/2027 18,800,000 24,879,092 6,725,889 (50.5)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Bandwidth, Inc. (2,763) (50,452) 4,643 (0.0)(a)
Charter Communications, Inc. (4,933) (1,433,678) 16,225 (0.1)
Exact Sciences Corp. (92,999) (6,422,511) (264,984) 2.0
Green Plains, Inc. (101,834) (2,354,402) 265,068 (2.0)
Live Nation Entertainment, Inc. (104,153) (11,016,263) (1,967,200) 14.8
PetIQ, Inc. (34,563) (631,812) 3,147 0.0(a)
Stride, Inc. (280,865) (17,708,538) (4,650,236) 34.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
55-61 months
maturity
ranging from
09/21/2028
- 03/16/2029
$35,317,661 $(623,093) $6,978 $(616,115)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Germany
Encavis AG 313,970 5,706,724 (2,323) 0.4
MorphoSys AG 212,503 15,431,403 410,362 (66.6)
Short Positions
Common Stocks
Ireland
Smurfit Kappa Group plc (310,983) (14,179,534) (1,031,132) 167.4

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
52-61 months
maturity
ranging from
06/13/2028
- 04/03/2029
$23,890,339 $235,096 $(5,964) $229,132
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Arab Emirates
Network International Holdings plc 2,139,844 10,619,562 210,663 91.9
United Kingdom
Redrow plc 762,931 6,408,322 (13,947) (6.1)
Spirent Communications plc 94,899 240,081 484 0.2
Virgin Money UK plc 10,578 28,562 125 0.1
Short Positions
Common Stocks
United Kingdom
Barratt Developments plc (1,098,587) (6,593,812) 37,771 16.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the TONAR
plus or minus a specified
spread (0.01%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
60-61 months
maturity
ranging from
01/29/2029
- 03/23/2029
$26,511,828 $(10,848) $(876) $(11,724)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
JSR Corp. 527,269 15,091,874 20,577 (175.5)
Shinko Electric Industries Co. Ltd. 305,943 11,419,954 (31,425) 268.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.05%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
59-61 months
maturity
ranging from
01/08/2029
- 03/05/2029
$27,529,445 $(366,905) $32,377 $(334,528)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. 816,096 19,550,570 (368,560) 110.2
United States
Callon Petroleum Co. 111,435 3,984,916 371,079 (110.9)
Short Positions
Common Stocks
United States
APA Corp. (116,171) (3,993,959) (369,424) 110.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.11%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
36-61 months
maturity
ranging from
04/27/2026
- 03/21/2029
$603,343,623 $(2,610,081) $(2,267,709) $(4,877,790)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Enerplus Corp. 1,633,190 32,108,515 1,460,888 (29.9)
Sweden
Olink Holding AB, ADR 265,436 6,240,400 (339,212) 7.0
United States
Albertsons Cos., Inc. 1,963,221 42,091,458 (647,979) 13.3
Amedisys, Inc. 329,484 30,365,245 (169,132) 3.5
American Equity Investment Life Holding Co. 485,457 27,292,393 1,074,934 (22.0)
ANSYS, Inc. 96,187 33,392,279 1,064,236 (21.8)
Capri Holdings Ltd. 504,303 22,844,926 (3,287,027) 67.4
Catalent, Inc. 394,428 22,265,461 193,270 (4.0)
Cerevel Therapeutics Holdings, Inc. 476,834 20,155,773 (85,042) 1.7
Discover Financial Services 215,391 28,235,606 2,306,838 (47.3)
GNC Holdings, Inc. Escrow(b) 32,241 – – 0.0
Hawaiian Holdings, Inc. 874,936 11,662,897 (179,880) 3.7
Hess Corp. 219,921 33,568,741 549,333 (11.3)
Juniper Networks, Inc. 828,027 30,686,681 289,809 (5.9)
Lakeland Bancorp, Inc. 241,688 2,924,425 (1,129,262) 23.2
National Western Life Group, Inc. 15,970 7,856,601 194,341 (4.0)
Pioneer Natural Resources Co. 196,675 51,627,188 4,745,891 (97.3)
SP Plus Corp. 153,259 8,003,185 140,773 (2.9)
United States Steel Corp. 387,554 15,804,452 740,228 (15.2)
Short Positions
Common Stocks
Canada
Brookfield Asset Management Ltd. (84,976) (3,570,692) (26,443) 0.5
United States
Capital One Financial Corp. (219,527) (32,685,375) (2,770,431) 56.8
Chevron Corp. (225,419) (35,557,593) (1,498,697) 30.7
Chord Energy Corp. (165,360) (29,473,766) (1,419,120) 29.1
Exxon Mobil Corp. (456,360) (53,047,286) (4,743,753) 97.3
Provident Financial Services, Inc. (201,061) (2,929,459) 1,192,948 (24.5)
Synopsys, Inc. (33,164) (18,953,226) (267,592) 5.5
(a) Represents less than 0.05% of swap value.
(b) Security fair valued using significant unobservable inputs as of March 31, 2024 in accordance with procedures approved by the Board of Trustees.

Schedule of Investments
March 31, 2024 (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND
See notes to Schedule of Investments.

AQR Funds | N-PORT Part F | March 2024

(a) For the period ended March 31, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of March 31, 2024.
All securities are Level 1 with respect to ASC 820.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within this report as well as on
Form N-CSR and Form N-PORT (Part F) which are filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 69.5%
AQR Diversified Arbitrage Fund,
Class R6 (a) 5,953,466 71,501,122
AQR Equity Market Neutral Fund,
Class R6 (a) 14,638,049 139,354,227
AQR Macro Opportunities Fund,
Class R6 (a) 8,682,419 90,470,807
AQR Managed Futures Strategy HV
Fund, Class R6 (a) 9,985,740 90,470,807
AQR Style Premia Alternative Fund,
Class R6 (a) 14,058,210 115,277,319
TOTAL ALTERNATIVE FUNDS
(Cost $472,798,682) 507,074,282
ASSET ALLOCATION FUNDS - 28.5%
AQR Multi-Asset Fund, Class R6 (a)
(Cost $189,196,874) 20,051,778 207,936,936
TOTAL INVESTMENT COMPANIES
(Cost $661,995,556) 715,011,218
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.8%
INVESTMENT COMPANIES - 1.8%
Limited Purpose Cash Investment
Fund, 5.33% (b)
(Cost $13,390,380) 13,396,703 13,391,344
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $675,385,936) 728,402,562
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% 1,186,309
NET ASSETS - 100.0% 729,588,871
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 139,354,227 19.1%
Global Flexible Allocation 207,936,936 28.5
Global Macro 90,470,807 12.4
Multi-Strategy 115,277,319 15.8
Relative Value Arbitrage 71,501,122 9.8
Systematic Trend 90,470,807 12.4
Investment Companies 13,391,344 1.8
Total Investments In Securities
At Value 728,402,562 99.8
Other Assets in Excess of
Liabilities 1,186,309 0.2
Net Assets
$ 729,588,871 100.0%
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2024
Shares
Held At
3/31/2024
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 69.5%
AQR Diversified
Arbitrage Fund $ 29,606,975 $ 41,883,783 $ (409,535) $ (4,727) $ 424,626 $ 71,501,122 5,953,466 $ – $ –
AQR Equity Market
Neutral Fund 86,334,843 42,164,913 (1,250,320) (262,831) 12,367,622 139,354,227 14,638,049 – –
AQR Macro
Opportunities Fund 55,914,242 30,441,687 (773,428) (79,692) 4,967,998 90,470,807 8,682,419 – –
AQR Managed
Futures Strategy HV
Fund 55,914,242 27,308,952 (4,818,521) (54,097) 12,120,231 90,470,807 9,985,740 – –
AQR Style Premia
Alternative Fund 86,334,843 42,043,890 (32,804,772) (495,792) 20,199,150 115,277,319 14,058,210 – –
(897,139) 50,079,627 507,074,282 – –
ASSET ALLOCATION FUNDS - 28.5%
AQR Multi-Asset
Fund 128,869,445 67,017,678 (1,782,573) 2,719 13,829,667 207,936,936 20,051,778 – –
TOTAL $(894,420) $63,909,294 $715,011,218 $– $–

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 101.6%
COMMON STOCKS - 5.8%
Italy - 3.4%
A2A SpA (2)(a) 21,659 39,072
Assicurazioni Generali SpA (2)(a) 7,242 183,320
Azimut Holding SpA (2)(a) 31,633 859,955
Banca Generali SpA (2)(a) 592 23,524
Banco BPM SpA (2)(a) 260,216 1,731,289
Brunello Cucinelli SpA (2)(a) 2,435 278,291
Buzzi SpA (2)(a) 33,086 1,299,385
Enel SpA (2)(a) 200,230 1,321,818
Eni SpA (2)(a) 12,766 202,137
Intesa Sanpaolo SpA (2)(a) 447,816 1,625,814
Italgas SpA (2)(a) 23,381 136,212
Leonardo SpA (2)(a) 38,359 963,718
Mediobanca Banca di Credito
Finanziario SpA (2)(a) 4,075 60,724
Nexi SpA (2)*(a)(b) 37,673 238,690
Pirelli & C SpA (2)(a)(b) 195,302 1,195,834
Poste Italiane SpA (2)(a)(b) 143,337 1,795,182
Prysmian SpA (2)(a) 444 23,156
UniCredit SpA (2)(a) 29,378 1,115,756
Unipol Gruppo SpA (2)(a) 217,150 1,819,702
14,913,579
United States - 2.4%
ADT, Inc. (a) 16,597 111,532
Alaska Air Group, Inc. *(a) 2,245 96,513
Alcoa Corp. (a)(c) 1,459 49,300
Alphabet, Inc., Class A *(a) 2,069 312,274
Altria Group, Inc. (a) 1,380 60,196
AT&T, Inc. (a) 10,366 182,442
Citigroup, Inc. (a) 8,514 538,424
Citizens Financial Group, Inc. (a) 4,825 175,099
Clorox Co. (The) (a)(c) 650 99,522
ConocoPhillips (a) 48 6,109
Costco Wholesale Corp. (a) 20 14,653
Crocs, Inc. *(a) 497 71,469
CubeSmart, REIT (a)(c) 4,602 208,102
DoorDash, Inc., Class A *(a) 4,869 670,558
DraftKings, Inc., Class A *(a) 2,260 102,627
Driven Brands Holdings, Inc. *(a)(c) 8,186 129,257
eBay, Inc. (a) 3,062 161,612
Entergy Corp. (a) 1,176 124,280
Etsy, Inc. *(a)(c) 671 46,111
Five Below, Inc. *(a)(c) 1,688 306,169
Fox Corp., Class A (a)(c) 3,228 100,940
Genuine Parts Co. (a) 1,455 225,423
Grand Canyon Education, Inc. *(a)
(c) 89 12,123
Grocery Outlet Holding Corp. *(a)(c) 11,959 344,180
Hasbro, Inc. (a) 4,759 268,979
Helen of Troy Ltd. *(a) 1,870 215,499
Laboratory Corp. of America
Holdings (a)(c) 1,948 425,559
Las Vegas Sands Corp. (a) 1,424 73,621
Macy's, Inc. (a)(c) 27,113 541,988
McCormick & Co., Inc. (Non-Voting)
(a)(c) 332 25,501
Meta Platforms, Inc., Class A (a) 238 115,568
INVESTMENTS SHARES VALUE ($)
United States - 2.4% (continued)
Mister Car Wash, Inc. *(a)(c) 15,325 118,769
News Corp., Class A (a)(c) 12,737 333,455
Nordstrom, Inc. (a)(c) 19,595 397,191
Pool Corp. (a)(c) 83 33,491
Popular, Inc. 2,478 218,287
Public Storage, REIT (a) 613 177,807
RingCentral, Inc., Class A *(a) 6,309 219,175
Ross Stores, Inc. (a) 742 108,896
Service Corp. International (a)(c) 2,608 193,540
Stellantis NV (2)(a) 6,409 182,074
Tenaris SA (2)(a) 43,037 850,894
Texas Roadhouse, Inc., Class A (a) 256 39,544
Toast, Inc., Class A *(a)(c) 1,131 28,185
Uber Technologies, Inc. *(a) 103 7,930
United Parcel Service, Inc., Class
B (a) 431 64,060
VF Corp. (a)(c) 1,428 21,906
Wendy's Co. (The) (a)(c) 14,047 264,645
Wingstop, Inc. (a)(c) 185 67,784
Wynn Resorts Ltd. (a) 13,106 1,339,825
Zoom Video Communications, Inc.,
Class A *(a) 3,489 228,076
10,711,164
TOTAL COMMON STOCKS
(Cost $20,648,210) 25,624,743
SHORT-TERM INVESTMENTS - 95.8%
INVESTMENT COMPANIES - 53.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.16% (d)(e) 8,527,670 8,527,670
Limited Purpose Cash Investment
Fund, 5.33% (d) 225,555,394 225,465,171
TOTAL INVESTMENT COMPANIES
(Cost $233,955,050) 233,992,841
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 42.7%
U.S. Treasury Bills
5.49%, 4/4/2024 (2)(f) $ 3,376,000 3,374,540
5.47%, 4/11/2024 (2)(f)(g) 4,337,000 4,330,688
5.48%, 4/18/2024 (2)(f)(g) 9,903,000 9,878,385
5.47%, 4/25/2024 (2)(f)(g) 21,083,000 21,009,113
5.47%, 5/2/2024 (2)(f)(g) 2,544,000 2,532,434
5.40%, 5/9/2024 (2)(f)(g) 3,773,000 3,752,016
5.41%, 5/16/2024 (2)(f)(g) 20,882,000 20,745,513
5.37%, 5/23/2024 (2)(f)(g) 1,105,000 1,096,622
5.33%, 6/6/2024 (2)(f)(g) 6,334,000 6,273,413
5.15%, 7/25/2024 (2)(f)(g) 5,002,000 4,919,718
5.11%, 8/1/2024 (2)(f)(g) 1,231,000 1,209,436
5.18%, 8/8/2024 (2)(f)(g) 6,467,000 6,348,265
5.20%, 8/15/2024 (2)(f)(g) 9,097,000 8,921,465
5.23%, 8/22/2024 (2)(f)(g) 19,647,000 19,246,526
5.27%, 8/29/2024 (2)(f)(g) 6,285,000 6,151,188
5.24%, 9/5/2024 (2)(f)(g) 6,417,000 6,273,743
5.23%, 9/12/2024 (2)(f)(g) 25,368,000 24,778,387
5.27%, 9/19/2024 (2)(f)(g)  19,541,000 19,065,918

Schedule of Investments
March 31, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 42.7% (continued)
5.24%, 9/26/2024 (2)(f) $ 18,333,000 17,869,041
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $187,783,277) 187,776,411
TOTAL SHORT-TERM INVESTMENTS
(Cost $421,738,327) 421,769,252
TOTAL LONG POSITIONS
(Cost $442,386,537) 447,393,995
SHARES
SHORT POSITIONS - (4.4)%
COMMON STOCKS - (4.4)%
Italy - (1.9)%
Amplifon SpA (2) (16,130) (587,982)
Davide Campari-Milano NV (2) (91,777) (922,357)
DiaSorin SpA (2) (5,810) (560,693)
ERG SpA (2) (1,973) (49,534)
Ferrari NV (2) (5,679) (2,476,247)
FinecoBank Banca Fineco SpA (2) (52,932) (792,752)
Hera SpA (2) (48,841) (172,100)
Infrastrutture Wireless Italiane SpA
(2)(b) (42,957) (487,475)
Interpump Group SpA (2) (12,297) (599,317)
Moncler SpA (2) (4,582) (341,912)
Recordati Industria Chimica e
Farmaceutica SpA (2) (8,273) (456,816)
Reply SpA (2) (3,155) (446,470)
Snam SpA (2) (55,443) (261,785)
Telecom Italia SpA (794,065) (192,838)
Terna - Rete Elettrica Nazionale (2) (20,316) (167,926)
(8,516,204)
United States - (2.5)%
AbbVie, Inc. (788) (143,495)
Advance Auto Parts, Inc. (8,813) (749,897)
Affirm Holdings, Inc., Class A (6,734) (250,909)
AutoZone, Inc. (90) (283,649)
Blackstone, Inc. (804) (105,621)
Capital One Financial Corp. (1,973) (293,760)
Carnival Corp. (1,740) (28,432)
Chevron Corp. (2,060) (324,944)
Choice Hotels International, Inc. (4,636) (585,759)
CMS Energy Corp. (1,431) (86,347)
Coca-Cola Co. (The) (5,987) (366,285)
Dollar Tree, Inc. (2,009) (267,498)
Expedia Group, Inc. (3,873) (533,506)
Extra Space Storage, Inc., REIT (2,716) (399,252)
Fifth Third Bancorp (4,386) (163,203)
IAC, Inc. (547) (29,177)
Kroger Co. (The) (5,925) (338,495)
Lowe's Cos., Inc. (232) (59,097)
Lucid Group, Inc. (269,431) (767,877)
M&T Bank Corp. (1,499) (218,015)
Match Group, Inc. (3,033) (110,037)
MGM Resorts International (4,383) (206,921)
Microsoft Corp. (276) (116,119)
Monster Beverage Corp. (3,300) (195,624)
NIKE, Inc., Class B (2,167) (203,655)
O'Reilly Automotive, Inc. (818) (923,423)
INVESTMENTS SHARES VALUE ($)
United States - (2.5)% (continued)
Penn Entertainment, Inc. (34,070) (620,414)
Planet Fitness, Inc., Class A (1,263) (79,102)
PNC Financial Services Group, Inc.
(The) (1,421) (229,634)
RH (1,479) (515,077)
Roku, Inc., Class A (3,404) (221,839)
T-Mobile US, Inc. (3,103) (506,472)
Ulta Beauty, Inc. (134) (70,066)
Under Armour, Inc., Class A (9,247) (68,243)
United Airlines Holdings, Inc. (140) (6,703)
UnitedHealth Group, Inc. (585) (289,400)
Walgreens Boots Alliance, Inc. (1,571) (34,075)
Wyndham Hotels & Resorts, Inc. (3,273) (251,203)
Yum! Brands, Inc. (927) (128,529)
(10,771,754)
TOTAL COMMON STOCKS
(Proceeds $(18,311,291)) (19,287,958)
TOTAL SHORT POSITIONS
(Proceeds $(18,311,291)) (19,287,958)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.2%
(Cost $424,075,246) 428,106,037
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.8% ‡ 12,080,905
NET ASSETS - 100.0% 440,186,942
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (503,159) (0.1) %
Consumer Discretionary (1,843,509) (0.4)
Consumer Staples (1,580,283) (0.5)
Energy 734,197 0.2
Financials 8,360,058 1.9
Health Care (1,612,825) (0.4)
Industrials 678,613 0.2
Information Technology (115,339) 0.0 †
Materials 1,348,684 0.3
Real Estate (13,343) 0.0 †
Utilities 883,690 0.2
Investment Companies 233,992,842 53.1
U.S. Treasury Obligations 187,776,411 42.7
Total Investments In Securities
At Value 428,106,037 97.2
Other Assets in Excess of
Liabilities ‡ 12,080,905 2.8
Net Assets
$ 440,186,942 100.0%

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2024 amounted to $21,007,731, which is inclusive of rehypothecated amounts disclosed below.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2024 amounted to $2,742,231, which represents 0.62% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at March 31, 2024 amounted to $3,381,589.
(d) Represents 7-day effective yield as of March 31, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Forward foreign currency exchange contracts outstanding as of March 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 293 DKK 2,000 CITI 6/20/2024 $ 3
USD 293 DKK 2,000 JPMC 6/20/2024 3
USD 3,480,251 EUR 3,187,500 CITI 6/20/2024 30,261
USD 3,480,269 EUR 3,187,500 JPMC 6/20/2024 30,278
USD 25,634 HKD 200,000 CITI 6/20/2024 23
USD 25,634 HKD 200,000 JPMC 6/20/2024 23
USD 20,580 SGD 27,500 CITI 6/20/2024 139
USD 20,580 SGD 27,500 JPMC 6/20/2024 139
Total unrealized appreciation 60,869
CHF 500 USD 574 CITI 6/20/2024 (15)
CHF 500 USD 574 JPMC 6/20/2024 (15)
Total unrealized depreciation (30)
Net unrealized appreciation $ 60,839

Schedule of Investments
March 31, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
Total return basket swap contracts outstanding as of March 31, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
13-61 months
maturity ranging
from 04/24/2025
- 03/14/2029
$4,141,227 $(8,003) $(9,577) $(17,580)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.20%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
41 months
maturity
08/09/2027
$1,055,251 $(69,483) $1,121 $(68,362)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.50% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
13-61 months
maturity
ranging from
04/23/2025
- 03/14/2029
$32,781,722 $(89,439) $25,891 $(63,548)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 33,053 1,533,339 (16,966) 26.7
Adecco Group AG (Registered) 39,607 1,566,944 12,704 (20.0)
Belimo Holding AG (Registered) 94 46,134 (1,145) 1.8
BKW AG 223 34,267 1,529 (2.4)
DKSH Holding AG 10,186 692,921 (19,765) 31.1
Flughafen Zurich AG (Registered) 1,090 247,507 8,441 (13.3)
Galenica AG 1,566 130,677 271 (0.4)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Georg Fischer AG (Registered) 21,558 1,598,877 (57,684) 90.8
Julius Baer Group Ltd. 1,943 112,691 5,442 (8.6)
Kuehne + Nagel International AG (Registered) 1,157 321,899 15,410 (24.2)
Logitech International SA (Registered) 18,933 1,696,573 48,582 (76.5)
Lonza Group AG (Registered) 156 93,225 10,542 (16.6)
Novartis AG (Registered) 37,011 3,584,828 74,764 (117.6)
Sonova Holding AG (Registered) 290 83,982 (2,293) 3.6
Swiss Life Holding AG (Registered) 35 24,549 83 (0.1)
Temenos AG (Registered) 3,691 264,019 3,396 (5.3)
Zurich Insurance Group AG 2,315 1,250,596 4,344 (6.8)
United States
Holcim AG 15,646 1,417,477 73,641 (115.9)
Roche Holding AG 3,240 827,234 2,369 (3.7)
Swiss Re AG 3,596 462,571 5,620 (8.8)
Short Positions
Common Stocks
Switzerland
Alcon, Inc. (3,570) (295,280) 1,768 (2.8)
Avolta AG (6,411) (266,937) (13,796) 21.7
Bachem Holding AG (10,391) (995,075) (60,651) 95.4
Baloise Holding AG (Registered) (432) (67,740) 807 (1.3)
Barry Callebaut AG (Registered) (141) (204,817) 465 (0.7)
Chocoladefabriken Lindt & Spruengli AG (113) (1,352,477) 20,789 (32.7)
Cie Financiere Richemont SA (Registered) (4,937) (751,611) 26,014 (40.9)
Clariant AG (Registered) (4,186) (56,636) (2,330) 3.7
EMS-Chemie Holding AG (Registered) (933) (715,069) (41,066) 64.6
Geberit AG (Registered) (262) (154,838) (1,737) 2.7
Givaudan SA (Registered) (38) (169,166) 2,157 (3.4)
Helvetia Holding AG (Registered) (3,151) (434,431) 21,177 (33.3)
Partners Group Holding AG (783) (1,118,504) 5,835 (9.2)
Schindler Holding AG (319) (80,298) 2,578 (4.1)
SGS SA (Registered) (2,909) (282,413) (8,560) 13.5
SIG Group AG (111,943) (2,482,254) (142,479) 224.2
Sika AG (Registered) (3,266) (971,800) (13,203) 20.8
Straumann Holding AG (Registered) (12,128) (1,935,116) (1,978) 3.1
Swatch Group AG (The) (1,465) (341,759) (5,662) 8.9
Swisscom AG (Registered) (1,326) (811,585) (37,320) 58.7
Tecan Group AG (Registered) (1,831) (758,638) (17,183) 27.0
UBS Group AG (Registered) (53,628) (1,651,256) 17,316 (27.2)
VAT Group AG (722) (372,981) (5,516) 8.7
United States
Nestle SA (Registered) (4,901) (520,731) (6,149) 9.7

Schedule of Investments
March 31, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
13-59 months
maturity
ranging from
04/24/2025
- 01/29/2029
$14,660,947 $(111,591) $27,784 $(83,807)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 302 393,761 4,481 (5.3)
Carlsberg A/S 11,572 1,584,730 45,891 (54.8)
Danske Bank A/S 34,733 1,042,560 2,155 (2.6)
Demant A/S 13,000 646,143 (4,999) 6.0
Genmab A/S 1,635 490,220 7,087 (8.5)
ISS A/S 81,471 1,484,307 28,426 (33.9)
Jyske Bank A/S (Registered) 3,766 319,002 11,789 (14.1)
Pandora A/S 3,300 532,640 (12,440) 14.8
ROCKWOOL A/S 552 181,622 10,286 (12.3)
Royal Unibrew A/S 4,540 300,407 12,070 (14.4)
Vestas Wind Systems A/S 9,563 266,747 2,064 (2.5)
Short Positions
Common Stocks
Denmark
Ambu A/S (39,607) (651,853) 18,112 (21.6)
Coloplast A/S (11,415) (1,541,220) (4,768) 5.7
DSV A/S (15,520) (2,522,848) (189,410) 226.0
GN Store Nord A/S (1,867) (49,380) (6,255) 7.5
Novo Nordisk A/S (6,349) (814,408) 25,104 (30.0)
Novonesis (Novozymes) (5,429) (319,342) 170 (0.2)
Orsted A/S (15,404) (860,758) (70,489) 84.1
Tryg A/S (31,968) (658,999) 9,135 (10.9)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
13-61 months
maturity
ranging from
04/23/2025
- 03/14/2029
$54,773,602 $533,372 $(46,018) $487,354
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 30,915 1,432,156 93,381 19.2
Proximus SADP 83,172 672,796 8,794 1.8
China
Prosus NV 34,272 1,072,727 62,773 12.9
Finland
Fortum OYJ 91,893 1,134,527 (27,379) (5.6)
Kone OYJ 9,329 434,611 4,451 0.9
UPM-Kymmene OYJ 22,893 762,718 41,534 8.5
Wartsila OYJ Abp 48,920 743,463 (4,128) (0.8)
Luxembourg
ArcelorMittal SA 21,873 601,226 26,150 5.4
Netherlands
Aegon Ltd. 72,291 441,035 23,158 4.8
Akzo Nobel NV 8,437 630,392 29,279 6.0
Argenx SE 1,796 708,115 62,502 12.8
BE Semiconductor Industries NV 5,207 797,601 (3,184) (0.7)
EXOR NV 8,157 907,763 10,585 2.2
Koninklijke Ahold Delhaize NV 25,184 753,551 15,892 3.3
Koninklijke KPN NV 240,290 898,783 36,302 7.4
Koninklijke Philips NV 89,923 1,799,715 (51,883) (10.6)
Koninklijke Vopak NV 13,945 537,813 36,378 7.5
NN Group NV 27,057 1,249,089 54,908 11.3
Wolters Kluwer NV 2,740 429,056 (162) (0.0)(a)
Spain
Acerinox SA 126,375 1,387,808 76,221 15.6
Banco de Sabadell SA 2,013,778 3,168,035 137,308 28.2
Banco Santander SA 559,465 2,732,669 235,361 48.3
Bankinter SA 126,417 926,255 25,568 5.2
Industria de Diseno Textil SA 15,266 768,739 27,931 5.7
Mapfre SA 330,838 836,417 99,011 20.3
Repsol SA 60,532 1,010,353 15,106 3.1
Telefonica SA 244,199 1,078,444 51,500 10.6
United States
Signify NV 27,145 835,645 60,168 12.3

Schedule of Investments
March 31, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
D'ieteren Group (4,478) (992,781) (37,675) (7.7)
Elia Group SA/NV (6,308) (680,917) (22,496) (4.6)
Lotus Bakeries NV (70) (675,900) (25,677) (5.3)
Umicore SA (22,110) (476,683) 16,367 3.4
Finland
Metso OYJ (59,751) (709,774) (27,763) (5.7)
Nokia OYJ (137,693) (488,548) (9,177) (1.9)
Stora Enso OYJ (64,960) (903,337) (81,974) (16.8)
Netherlands
ASR Nederland NV (13,203) (647,076) (41,134) (8.4)
Heineken NV (15,116) (1,457,298) (82,868) (17.0)
IMCD NV (5,742) (1,010,650) (21,967) (4.5)
SBM Offshore NV (31,348) (500,680) (27,203) (5.6)
Universal Music Group NV (17,979) (540,275) (23,355) (4.8)
Spain
Acciona SA (5,050) (614,588) (12,563) (2.6)
Amadeus IT Group SA (23,472) (1,506,825) (54,311) (11.1)
CaixaBank SA (119,615) (580,441) 8,915 1.8
Cellnex Telecom SA (57,776) (2,043,809) (66,649) (13.7)
Corp. ACCIONA Energias Renovables SA (49,715) (1,083,318) (6,326) (1.3)
Fluidra SA (22,986) (543,963) (8,813) (1.8)
Iberdrola SA (75,992) (943,848) (43,254) (8.9)
Naturgy Energy Group SA (34,048) (738,932) (14,563) (3.0)
Redeia Corp. SA (52,060) (889,240) (21,211) (4.4)
Switzerland
DSM-Firmenich AG (23,573) (2,681,006) (37,123) (7.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
13-61 months
maturity
ranging from
04/23/2025
- 03/14/2029
$27,603,373 $442,164 $(82,030) $360,134
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Guatemala
Millicom International Cellular SA 26,816 546,808 45,762 12.7

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden
AAK AB 9,018 214,297 9,910 2.8
AddTech AB 780 17,745 533 0.1
Alfa Laval AB 13,497 530,356 1,395 0.4
Billerud Aktiebolag 79,489 713,307 13,174 3.7
Boliden AB 19,920 553,131 23,773 6.6
Electrolux AB 109,516 977,876 53,579 14.9
Elekta AB 112,914 851,091 15,840 4.4
Embracer Group AB 140,590 306,275 82,413 22.9
Essity AB 3,464 82,284 2,092 0.6
Evolution AB 8,664 1,076,103 (29,237) (8.1)
Getinge AB 22,857 459,721 14,069 3.9
H & M Hennes & Mauritz AB 95,664 1,559,905 257,215 71.4
Hexpol AB 16,311 199,171 6,102 1.7
Husqvarna AB 3,075 26,313 2,417 0.7
Saab AB 10,096 898,069 62,772 17.4
SKF AB 12,075 246,509 (15,206) (4.2)
SSAB AB 96,949 715,837 11,544 3.2
Swedbank AB 3,056 60,655 (3,583) (1.0)
Telia Co. AB 249,227 638,757 36,412 10.1
Trelleborg AB 56,762 2,029,694 (76,078) (21.1)
Volvo AB 20,491 555,336 (29,971) (8.3)
Volvo Car AB 259,606 982,865 124,545 34.6
Short Positions
Common Stocks
Sweden
Assa Abloy AB (8,358) (239,860) (5,065) (1.4)
Atlas Copco AB (34,421) (581,321) 3,939 1.1
Axfood AB (11,272) (327,714) (12,005) (3.3)
Beijer Ref AB (54,577) (810,354) (121,513) (33.7)
Epiroc AB (106,303) (1,995,580) 23,422 6.5
EQT AB (35,403) (1,120,842) (16,152) (4.5)
Hexagon AB (66,995) (791,943) (13,026) (3.6)
Holmen AB (14,712) (598,483) (19,569) (5.4)
Indutrade AB (17,614) (479,749) (21,298) (5.9)
Lifco AB (33,128) (865,115) (7,823) (2.2)
Nibe Industrier AB (154,202) (758,273) 34,058 9.5
Sandvik AB (15,218) (337,851) 3,928 1.1
Securitas AB (52,748) (543,781) (6,889) (1.9)
Skandinaviska Enskilda Banken AB (13,427) (181,903) 10,834 3.0
Skanska AB (12,128) (215,982) 3,260 0.9
Svenska Cellulosa AB SCA (73,033) (1,122,810) (86,060) (23.9)
Svenska Handelsbanken AB (74,594) (754,144) 84,550 23.5
Swedish Orphan Biovitrum AB (26,971) (673,267) 1,512 0.4
Tele2 AB (5,409) (44,416) (645) (0.2)
Telefonaktiebolaget LM Ericsson (170,668) (917,880) (22,766) (6.3)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-1.14% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
14 months
maturity
ranging from
08/26/2024
- 02/25/2025
$38,310,416 $(119,051) $755,694 $636,643
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 90,658 1,312,468 44,173 6.9
Alamos Gold, Inc. 28,971 427,117 31,226 4.9
Atco Ltd. 16,154 449,719 (358) (0.1)
Bank of Nova Scotia (The) 15,045 778,268 18,993 3.0
Bombardier, Inc. 14,233 611,014 (7,565) (1.2)
Cameco Corp. 7,587 328,450 9,242 1.5
Canadian Imperial Bank of Commerce 7,825 396,695 2,022 0.3
Cenovus Energy, Inc. 41,439 828,443 3,977 0.6
Descartes Systems Group, Inc. (The) 3,247 297,001 (3,116) (0.5)
Empire Co. Ltd. 18,319 447,376 5,410 0.8
Fairfax Financial Holdings Ltd. 1,203 1,296,741 (32,310) (5.1)
Finning International, Inc. 23,431 688,633 39,612 6.2
George Weston Ltd. 3,659 494,359 (9,157) (1.4)
Imperial Oil Ltd. 10,681 736,721 (2,129) (0.3)
Manulife Financial Corp. 34,918 872,080 21,912 3.4
Nutrien Ltd. 6,112 332,053 9,927 1.6
Nuvei Corp. 9,982 315,551 27,929 4.4
Open Text Corp. 8,587 333,198 (4,121) (0.6)
Shopify, Inc. 18,035 1,391,353 (26,362) (4.1)
SNC-Lavalin Group, Inc. 16,317 667,352 2,289 0.4
Stantec, Inc. 7,032 583,824 (16,820) (2.6)
Suncor Energy, Inc. 28,388 1,047,666 838 0.1
TFI International, Inc. 4,731 754,417 (1,886) (0.3)
Whitecap Resources, Inc. 86,594 655,264 (3,196) (0.5)
Zambia
First Quantum Minerals Ltd. 46,475 499,558 32,595 5.1
Short Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. (9,061) (517,150) 3,077 0.5
BCE, Inc. (15,357) (521,858) (907) (0.1)
Brookfield Corp. (12,181) (509,704) (3,327) (0.5)
Brookfield Infrastructure Corp. (9,306) (335,265) (16,214) (2.5)
Element Fleet Management Corp. (30,076) (486,039) (2,442) (0.4)
Emera, Inc. (21,248) (747,770) (5,333) (0.8)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Enbridge, Inc. (11,282) (407,703) (1,416) (0.2)
Fortis, Inc. (8,654) (341,931) (575) (0.1)
Franco-Nevada Corp. (2,937) (349,955) (11,860) (1.9)
Gildan Activewear, Inc. (15,457) (573,640) 5,820 0.9
Hydro One Ltd. (33,992) (991,240) 21,080 3.3
Intact Financial Corp. (4,807) (780,874) (4,365) (0.7)
Pan American Silver Corp. (22,221) (334,984) (21,162) (3.3)
RB Global, Inc. (17,438) (1,328,174) (5,021) (0.8)
Restaurant Brands International, Inc. (9,906) (786,673) (5,265) (0.8)
Rogers Communications, Inc. (9,720) (398,258) 1,937 0.3
Royal Bank of Canada (7,437) (750,096) (8,510) (1.3)
Teck Resources Ltd. (26,346) (1,205,900) (65,547) (10.3)
Thomson Reuters Corp. (2,828) (440,104) 981 0.2
Tourmaline Oil Corp. (9,316) (435,556) (17,469) (2.7)
WSP Global, Inc. (2,529) (421,503) 6,647 1.0
Chile
Lundin Mining Corp. (113,778) (1,164,197) (60,478) (9.5)
United States
Brookfield Renewable Corp. (14,384) (352,976) (3,929) (0.6)
BRP, Inc. (10,202) (685,004) (59,199) (9.3)
GFL Environmental, Inc. (10,852) (374,218) 2,724 0.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.30% to 0.23%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 03/11/2026
$5,672,287 $15,515 $4,261 $19,776
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 194,800 494,816 5,742 29.0
Yangzijiang Shipbuilding Holdings Ltd. 417,576 590,641 9,236 46.7
Singapore
Genting Singapore Ltd. 572,119 375,217 230 1.2
Jardine Cycle & Carriage Ltd. 12,100 216,646 1,664 8.4
Oversea-Chinese Banking Corp. Ltd. 5,800 57,953 (380) (1.9)
Seatrium Ltd. 1,036,900 60,600 702 3.5
Singapore Airlines Ltd. 97,300 461,154 1,406 7.1
United Overseas Bank Ltd. 20,900 454,367 9,821 49.7

Schedule of Investments
March 31, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Singapore
CapitaLand Investment Ltd/Singapore (327,700) (650,272) 2,580 13.0
City Developments Ltd. (239,900) (1,039,210) (5,166) (26.1)
DBS Group Holdings Ltd. (7,835) (209,099) (3,106) (15.7)
Keppel Ltd. (56,600) (307,567) (1,564) (7.9)
Singapore Technologies Engineering Ltd. (253,500) (754,745) (5,650) (28.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-2.25% to 0.30%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
17-49 months
maturity
07/22/2025
$26,251,645 $33,075 $(19,652) $13,423
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 68,436 372,171 (19,385) (144.4)
ANZ Group Holdings Ltd. 14,650 280,784 5,267 39.2
Aristocrat Leisure Ltd. 26,423 739,869 (23,946) (178.4)
BlueScope Steel Ltd. 36,176 562,649 36,240 270.0
Brambles Ltd. 29,152 306,799 20,136 150.0
Cochlear Ltd. 3,671 807,368 11,480 85.5
Coles Group Ltd. 13,970 154,218 2,371 17.7
Harvey Norman Holdings Ltd. 84,104 282,253 14,250 106.2
JB Hi-Fi Ltd. 24,946 1,044,303 50,570 376.7
Lendlease Corp. Ltd. 69,372 290,584 (10,942) (81.5)
Northern Star Resources Ltd. 30,061 283,643 16,249 121.1
Origin Energy Ltd. 144,580 867,295 14,644 109.1
Pro Medicus Ltd. 5,872 397,073 16,644 124.0
Qantas Airways Ltd. 211,679 751,490 31,440 234.2
QBE Insurance Group Ltd. 44,163 522,038 15,819 117.8
Seven Group Holdings Ltd. 23,587 626,793 (2,320) (17.3)
Sonic Healthcare Ltd. 10,836 207,648 10,850 80.8
South32 Ltd. 80,692 157,457 (7,654) (57.0)
Westpac Banking Corp. 16,697 283,985 (2,501) (18.6)
Whitehaven Coal Ltd. 99,710 461,115 50,467 376.0
Worley Ltd. 18,923 206,548 5,673 42.3
Yancoal Australia Ltd. 58,315 199,104 (6,481) (48.3)
New Zealand
Xero Ltd. 9,046 785,459 (12,641) (94.2)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
James Hardie Industries plc 30,530 1,227,105 38,784 288.9
Short Positions
Common Stocks
Australia
ALS Ltd. (22,602) (193,253) (1,192) (8.9)
APA Group (73,196) (401,187) (7,200) (53.6)
BHP Group Ltd. (12,393) (358,331) (15,832) (117.9)
Cleanaway Waste Management Ltd. (412,612) (731,096) (29,323) (218.5)
Commonwealth Bank of Australia (24,702) (1,937,612) (62,948) (469.0)
Domino's Pizza Enterprises Ltd. (21,054) (594,828) 11,589 86.3
Endeavour Group Ltd. (110,329) (396,129) (14,361) (107.0)
IGO Ltd. (36,508) (168,209) 13,550 100.9
Insurance Australia Group Ltd. (37,031) (154,469) (2,200) (16.4)
Liontown Resources Ltd. (790,237) (601,720) 62,576 466.2
Lynas Rare Earths Ltd. (180,967) (667,945) 8,957 66.7
Macquarie Group Ltd. (3,892) (506,262) (2,873) (21.4)
Mineral Resources Ltd. (18,406) (849,221) (55,560) (413.9)
National Australia Bank Ltd. (41,329) (935,775) (19,277) (143.6)
NEXTDC Ltd. (27,079) (313,678) (5,578) (41.6)
Pilbara Minerals Ltd. (117,859) (294,111) 6,956 51.8
Ramsay Health Care Ltd. (14,750) (543,008) (21,086) (157.1)
REA Group Ltd. (2,497) (301,707) (12,299) (91.6)
Reece Ltd. (18,568) (339,975) (817) (6.1)
Santos Ltd. (84,106) (425,821) (22,436) (167.1)
Transurban Group (50,162) (435,162) (9,236) (68.8)
Treasury Wine Estates Ltd. (54,234) (439,925) (2,043) (15.2)
Wesfarmers Ltd. (4,181) (186,368) (5,158) (38.4)
WiseTech Global Ltd. (6,380) (390,219) 2,917 21.7
Woodside Energy Group Ltd. (11,559) (230,398) (7,740) (57.7)
United States
CSL Ltd. (5,126) (961,779) (27,915) (208.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.28%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
5-37 months
maturity
08/21/2024
$90,909,423 $1,129,879 $(11,898) $1,117,981

Schedule of Investments
March 31, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 84,605 941,825 64,844 5.8
Bouygues SA 27,143 1,108,109 5,889 0.5
Cie de Saint-Gobain SA 21,304 1,653,484 64,612 5.8
Dassault Aviation SA 5,033 1,108,116 129,114 11.5
Eiffage SA 10,193 1,156,826 21,415 1.9
Engie SA 155,177 2,600,356 34,924 3.1
Ipsen SA 6,084 723,974 30,845 2.8
Orange SA 119,064 1,400,195 38,601 3.5
Rexel SA 57,450 1,551,888 40,817 3.7
Safran SA 3,781 856,290 26,798 2.4
Societe Generale SA 78,018 2,090,338 94,674 8.5
Sodexo SA 9,693 830,916 19,221 1.7
Verallia SA 20,969 815,252 35,232 3.2
Vivendi SE 131,947 1,437,937 22,398 2.0
Germany
Bayerische Motoren Werke AG 16,705 1,927,404 17,412 1.6
Brenntag SE 12,015 1,012,637 (1,281) (0.1)
Commerzbank AG 128,110 1,760,768 118,816 10.6
Deutsche Bank AG (Registered) 84,092 1,324,471 99,171 8.9
Freenet AG 25,440 715,928 27,584 2.5
HOCHTIEF AG 7,460 866,875 8,130 0.7
KION Group AG 14,535 764,595 (2,367) (0.2)
Mercedes-Benz Group AG 26,251 2,090,549 12,929 1.2
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 3,255 1,588,899 23,402 2.1
Rheinmetall AG 1,927 1,083,786 91,922 8.2
Scout24 SE 12,357 930,955 10,559 0.9
TeamViewer SE 68,375 1,018,942 25,678 2.3
thyssenkrupp AG 139,504 748,358 21,725 1.9
Singapore
STMicroelectronics NV 25,221 1,085,468 (36,114) (3.2)
Preferred Stocks
Germany
Volkswagen AG (Preference) 7,378 978,500 59,785 5.3
Short Positions
Common Stocks
France
Aeroports de Paris SA (6,961) (954,453) (17,972) (1.6)
Air Liquide SA (4,874) (1,014,029) 6,399 0.6
Airbus SE (5,063) (932,750) (41,207) (3.7)
Alstom SA (50,048) (762,150) (55,095) (4.9)
Capgemini SE (6,148) (1,414,721) 61,070 5.5
EssilorLuxottica SA (6,308) (1,426,943) (17,548) (1.6)
Hermes International SCA (860) (2,197,972) 7,899 0.7
Kering SA (3,589) (1,421,544) 218,052 19.5
L'Oreal SA (1,742) (824,962) 4,868 0.4
Pernod Ricard SA (15,896) (2,573,311) (19,765) (1.8)
Sartorius Stedim Biotech (8,053) (2,296,929) 4,517 0.4

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany
Beiersdorf AG (7,704) (1,121,681) (12,101) (1.1)
Deutsche Post AG (25,909) (1,116,610) (39,483) (3.5)
Infineon Technologies AG (33,578) (1,141,838) 17,382 1.6
Merck KGaA (14,924) (2,631,631) (113,473) (10.1)
MTU Aero Engines AG (3,929) (996,497) (45,734) (4.1)
Siemens Healthineers AG (28,348) (1,733,695) (36,325) (3.2)
Wacker Chemie AG (7,416) (836,471) 13,609 1.2
Luxembourg
Eurofins Scientific SE (27,415) (1,746,348) (90,054) (8.1)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG (Preference) (33,044) (3,286,486) (12,435) (1.1)
Sartorius AG (Preference) (5,503) (2,185,299) (71,165) (6.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.28% to 0.28%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
4-36 months
maturity
07/19/2024
$85,914,269 $732,319 $16,489 $748,808
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Netherlands
Shell plc 38,868 1,289,621 33,510 4.5
United Kingdom
Associated British Foods plc 54,785 1,728,514 135,370 18.1
Auto Trader Group plc 86,268 761,825 (60,243) (8.0)
Aviva plc 116,405 730,406 24,159 3.2
BAE Systems plc 73,006 1,244,418 41,932 5.6
Barclays plc 554,649 1,285,481 49,753 6.6
British American Tobacco plc 52,234 1,585,359 3,767 0.5
Burberry Group plc 89,883 1,374,882 (49,997) (6.7)
Centrica plc 1,401,753 2,259,710 (34,087) (4.6)
DCC plc 14,096 1,025,571 5,775 0.8
Direct Line Insurance Group plc 311,962 767,995 (54,927) (7.3)
easyJet plc 149,008 1,072,557 68,260 9.1
Hiscox Ltd. 55,865 874,324 9,166 1.2
HSBC Holdings plc 190,028 1,485,416 40,357 5.4
Imperial Brands plc 45,054 1,007,165 30,225 4.0
InterContinental Hotels Group plc 13,675 1,420,995 35,370 4.7

Schedule of Investments
March 31, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Intermediate Capital Group plc 40,278 1,043,260 31,352 4.2
Man Group plc 314,244 1,060,570 70,202 9.4
Marks & Spencer Group plc 523,298 1,752,457 141,545 18.9
Melrose Industries plc 215,388 1,828,838 148,793 19.9
Pearson plc 55,310 728,293 17,982 2.4
Rightmove plc 113,385 785,902 (26,098) (3.5)
Rolls-Royce Holdings plc 586,158 3,153,745 268,449 35.9
Spectris plc 21,824 908,092 (6,408) (0.9)
Taylor Wimpey plc 916,365 1,584,277 (26,853) (3.6)
Tesco plc 609,438 2,282,634 68,870 9.2
Vodafone Group plc 955,509 847,465 35,468 4.7
Weir Group plc (The) 29,806 761,372 8,979 1.2
United States
GSK plc 94,152 2,021,481 47,887 6.4
Short Positions
Common Stocks
Australia
Glencore plc (382,615) (2,099,623) (58,814) (7.9)
Rio Tinto plc (35,038) (2,215,274) (54,528) (7.3)
Burkina Faso
Endeavour Mining plc (71,864) (1,458,277) (132,197) (17.7)
Chile
Antofagasta plc (75,296) (1,934,054) (98,456) (13.1)
United Kingdom
Admiral Group plc (20,701) (741,877) (19,967) (2.7)
Ashtead Group plc (28,497) (2,029,819) (159,510) (21.3)
AstraZeneca plc (19,026) (2,556,026) (85,019) (11.4)
Croda International plc (18,140) (1,122,420) (39,239) (5.2)
Diageo plc (33,758) (1,249,121) (26,920) (3.6)
Flutter Entertainment plc (8,487) (1,691,744) 112,134 15.0
Legal & General Group plc (260,139) (835,743) (24,428) (3.3)
Lloyds Banking Group plc (1,475,780) (965,155) (45,190) (6.0)
NatWest Group plc (307,461) (1,029,792) (98,055) (13.1)
Rentokil Initial plc (221,519) (1,317,044) 2,622 0.4
RS GROUP plc (77,976) (714,969) 9,186 1.2
Severn Trent plc (45,729) (1,426,894) 23,531 3.1
Spirax-Sarco Engineering plc (9,707) (1,231,586) 49,329 6.6
SSE plc (36,275) (756,261) (19,589) (2.6)
Unilever plc (38,996) (1,957,671) (81,696) (10.9)
United Utilities Group plc (63,151) (820,561) (2,379) (0.3)
Wise plc (159,216) (1,861,134) 38,287 5.1

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-2.75% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
17-49 months
maturity
07/22/2025
$10,130,334 $(121,085) $5,032 $(116,053)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 193,500 518,829 (5,286) 4.6
Xinyi Glass Holdings Ltd. 75,659 80,291 (6,321) 5.4
Hong Kong
AIA Group Ltd. 18,800 126,460 (15,377) 13.2
CK Asset Holdings Ltd. 121,321 499,924 (67,394) 58.1
CLP Holdings Ltd. 29,500 235,299 (5,543) 4.8
Hang Lung Properties Ltd. 29,000 29,822 (2,005) 1.7
Henderson Land Development Co. Ltd. 119,000 339,823 775 (0.7)
HKT Trust & HKT Ltd. 58,000 67,674 240 (0.2)
New World Development Co. Ltd. 373,000 394,366 (49,313) 42.5
Sun Hung Kai Properties Ltd. 6,500 62,788 (535) 0.5
Swire Pacific Ltd. 63,500 522,756 5,955 (5.1)
Swire Properties Ltd. 34,600 72,779 1,960 (1.7)
Techtronic Industries Co. Ltd. 64,500 876,417 30,910 (26.6)
WH Group Ltd. 552,500 364,695 (2,373) 2.0
Macau
Sands China Ltd. 49,200 138,805 4,599 (4.0)
United Kingdom
CK Hutchison Holdings Ltd. 325,500 1,566,517 (124,009) 106.9
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (164,100) (242,036) 15,847 (13.7)
ESR Group Ltd. (560,800) (600,831) 33,274 (28.7)
SITC International Holdings Co. Ltd. (150,000) (274,239) 4,416 (3.8)
Wharf Holdings Ltd. (The) (20,000) (65,748) 1,456 (1.3)
Hong Kong
ASMPT Ltd. (13,600) (171,081) 1,463 (1.3)
Hang Seng Bank Ltd. (3,600) (39,462) 531 (0.5)
Hong Kong & China Gas Co. Ltd. (1,191,000) (902,738) 5,702 (4.9)
MTR Corp. Ltd. (180,420) (596,099) (3,681) 3.2
Power Assets Holdings Ltd. (50,000) (292,930) 1,567 (1.4)
Sino Land Co. Ltd. (152,000) (158,023) 1,223 (1.1)
Wharf Real Estate Investment Co. Ltd. (227,000) (739,090) 48,329 (41.6)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Macau
Galaxy Entertainment Group Ltd. (30,000) (150,812) 2,505 (2.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-8.81% to 0.28%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
17-49 months
maturity
07/23/2025
$222,537,096 $1,510,493 $492,395 $2,002,888
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
ANA Holdings, Inc. 82,700 1,728,369 (23,092) (1.2)
Canon, Inc. 54,500 1,623,831 26,417 1.3
Honda Motor Co. Ltd. 349,300 4,322,131 98,365 4.9
Inpex Corp. 173,300 2,634,366 110,080 5.5
Ito En Ltd. 56,000 1,369,733 (3,817) (0.2)
Japan Airlines Co. Ltd. 110,300 2,094,345 56,367 2.8
Japan Post Bank Co. Ltd. 156,400 1,680,567 (23,116) (1.2)
Japan Post Insurance Co. Ltd. 76,800 1,468,044 30,263 1.5
Makita Corp. 54,400 1,546,077 88,511 4.4
Mazda Motor Corp. 182,900 2,119,739 48,250 2.4
Mizuho Financial Group, Inc. 202,930 4,013,004 36,980 1.8
NGK Insulators Ltd. 130,400 1,753,416 35,337 1.8
Nippon Yusen KK 55,500 1,523,702 (100,089) (5.0)
Nissan Motor Co. Ltd. 546,800 2,166,685 (19,720) (1.0)
Otsuka Corp. 75,200 1,595,628 (78,216) (3.9)
Persol Holdings Co. Ltd. 973,700 1,361,947 4,761 0.2
Ryohin Keikaku Co. Ltd. 147,000 2,405,683 152,809 7.6
Santen Pharmaceutical Co. Ltd. 157,900 1,552,838 43,515 2.2
Shimamura Co. Ltd. 37,600 2,143,622 (82,622) (4.1)
Shionogi & Co. Ltd. 36,500 1,865,215 (25,369) (1.3)
Sojitz Corp. 82,100 2,165,710 11,520 0.6
Subaru Corp. 79,800 1,807,299 85,099 4.2
Tokyo Electric Power Co. Holdings, Inc. 277,100 1,684,249 166,954 8.3
Tokyo Electron Ltd. 12,000 3,125,390 212,984 10.6
Toyota Tsusho Corp. 37,100 2,547,689 150,820 7.5

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Advantest Corp. (62,700) (2,785,313) (16,043) (0.8)
Ajinomoto Co., Inc. (61,600) (2,300,367) (75,312) (3.8)
Asahi Intecc Co. Ltd. (94,800) (1,660,876) 156,781 7.8
Chiba Bank Ltd. (The) (217,400) (1,809,025) (47,623) (2.4)
Chugai Pharmaceutical Co. Ltd. (35,700) (1,364,290) 84,888 4.2
Ibiden Co. Ltd. (31,200) (1,397,347) 36,929 1.8
IHI Corp. (102,600) (2,742,679) (304,760) (15.2)
Keisei Electric Railway Co. Ltd. (34,200) (1,390,748) 29,847 1.5
Keyence Corp. (8,300) (3,853,366) 14,814 0.7
MINEBEA MITSUMI, Inc. (74,500) (1,461,324) (18,619) (0.9)
Nippon Telegraph & Telephone Corp. (1,392,900) (1,659,088) 5,436 0.3
Nissan Chemical Corp. (68,400) (2,590,724) 119,431 6.0
Nitori Holdings Co. Ltd. (20,400) (3,091,663) 36,795 1.8
NTT Data Group Corp. (117,400) (1,866,420) 26,653 1.3
Omron Corp. (50,200) (1,797,513) 45,276 2.3
Resonac Holdings Corp. (68,400) (1,593,382) (34,523) (1.7)
SMC Corp. (5,000) (2,820,801) 111,885 5.6
SoftBank Group Corp. (29,100) (1,728,115) (38,400) (1.9)
Sysmex Corp. (147,300) (2,628,553) 91,765 4.6
Takeda Pharmaceutical Co. Ltd. (49,700) (1,382,350) 49,422 2.5
Terumo Corp. (82,800) (1,515,128) 73,266 3.7
Toyota Motor Corp. (90,300) (2,282,330) (154,571) (7.7)
Yamaha Motor Co. Ltd. (156,000) (1,437,005) (28,801) (1.4)
Yaskawa Electric Corp. (53,900) (2,294,776) (38,439) (1.9)
ZOZO, Inc. (90,500) (2,246,194) 66,822 3.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-27.76% to 0.26%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
4-24 months
maturity
07/19/2024
$761,697,256 $840,969 $(103,600) $737,369
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 37,719 4,000,854 47,903 6.5
Adobe, Inc. 6,982 3,523,117 (64,653) (8.8)
Amazon.com, Inc. 20,794 3,750,822 122,685 16.6
Apple, Inc. 14,317 2,455,079 (32,070) (4.3)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
AT&T, Inc. 139,439 2,454,126 41,832 5.7
Axis Capital Holdings Ltd. 35,550 2,311,461 67,190 9.1
Baker Hughes Co. 81,015 2,714,002 89,927 12.2
Bank of America Corp. 76,533 2,902,131 146,178 19.8
Booking Holdings, Inc. 1,034 3,751,228 182,966 24.8
Citigroup, Inc. 39,183 2,477,933 180,634 24.5
Comcast Corp. 52,026 2,255,327 11,966 1.6
Crocs, Inc. 17,275 2,484,145 239,086 32.4
Crowdstrike Holdings, Inc. 7,904 2,533,943 (3,715) (0.5)
DocuSign, Inc. 58,631 3,491,476 83,842 11.4
DraftKings, Inc. 76,358 3,467,417 144,317 19.6
Flowserve Corp. 58,572 2,675,569 66,186 9.0
General Motors Co. 76,296 3,460,024 345,622 46.9
Genuine Parts Co. 14,494 2,245,555 21,161 2.9
GoDaddy, Inc. 27,005 3,204,953 (19,984) (2.7)
Humana, Inc. 6,755 2,342,094 (3,175) (0.4)
Kimberly-Clark Corp. 24,677 3,191,970 126,346 17.1
Las Vegas Sands Corp. 49,442 2,556,151 53,892 7.3
Molson Coors Beverage Co. 41,883 2,816,632 (8,377) (1.1)
NVIDIA Corp. 2,527 2,283,296 48,038 6.5
Ross Stores, Inc. 15,780 2,315,873 38,661 5.2
Skechers USA, Inc. 41,586 2,547,558 44,913 6.1
Terex Corp. 35,956 2,315,566 199,915 27.1
Texas Roadhouse, Inc. 20,379 3,147,944 50,336 6.8
Toll Brothers, Inc. 18,668 2,415,079 182,760 24.8
Valero Energy Corp. 14,813 2,528,431 65,177 8.8
Vertiv Holdings Co. 30,497 2,490,690 138,151 18.7
Wendy's Co. (The) 123,905 2,334,370 78,060 10.6
Wingstop, Inc. 6,432 2,356,685 172,699 23.4
Zoom Video Communications, Inc. 36,371 2,377,572 (31,279) (4.2)
Short Positions
Common Stocks
United States
Accenture plc (6,470) (2,242,567) 168,608 22.9
BJ's Wholesale Club Holdings, Inc. (30,510) (2,308,082) 22,883 3.1
Celanese Corp. (19,133) (3,288,197) (182,720) (24.8)
Columbia Sportswear Co. (27,624) (2,242,516) (120,164) (16.3)
HEICO Corp. (12,118) (2,314,538) (36,112) (4.9)
Intuit, Inc. (5,829) (3,788,850) (114,307) (15.5)
Lowe's Cos., Inc. (12,367) (3,150,246) (139,129) (18.9)
Marriott International, Inc. (8,801) (2,220,580) (33,356) (4.5)
MGM Resorts International (58,088) (2,742,334) (179,492) (24.3)
Microsoft Corp. (6,332) (2,663,999) (21,529) (2.9)
Murphy USA, Inc. (6,658) (2,791,034) (39,615) (5.4)
Planet Fitness, Inc. (41,439) (2,595,325) (121,002) (16.4)
RH (7,390) (2,573,641) (508,357) (68.9)
Southwest Gas Holdings, Inc. (32,639) (2,484,807) (201,709) (27.4)
UnitedHealth Group, Inc. (8,116) (4,014,985) (62,087) (8.4)
Yum! Brands, Inc. (17,095) (2,370,222) (40,686) (5.5)
(a) Represents less than 0.05% of swap value.

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 88.2%
COMMON STOCKS - 1.9%
United States - 1.9%
ADT, Inc. (a) 16,460 110,611
Alphabet, Inc., Class A *(a) 5,449 822,418
American Airlines Group, Inc. *(a)
(b) 60,501 928,690
AT&T, Inc. (a) 24,194 425,814
Axis Capital Holdings Ltd. (a) 824 53,576
Caesars Entertainment, Inc. *(a)(b) 19,457 851,049
Citigroup, Inc. (a) 28,432 1,798,039
Citizens Financial Group, Inc. (a) 6,918 251,054
Clorox Co. (The) (a)(b) 1,361 208,383
Crocs, Inc. *(a) 2,762 397,176
CubeSmart, REIT (a)(b) 9,677 437,594
DoorDash, Inc., Class A *(a) 14,112 1,943,504
DraftKings, Inc., Class A *(a) 4,786 217,332
Driven Brands Holdings, Inc. *(a) 11,305 178,506
eBay, Inc. (a) 6,383 336,895
Entergy Corp. (a) 2,769 292,628
Five Below, Inc. *(a)(b) 4,862 881,870
Fox Corp., Class A (a) 5,710 178,552
Genuine Parts Co. (a) 3,017 467,424
Grand Canyon Education, Inc. *(a)
(b) 2,119 288,629
Grocery Outlet Holding Corp. *(a) 36,731 1,057,118
Hasbro, Inc. (a) 4,500 254,340
Helen of Troy Ltd. *(a) 5,712 658,251
Laboratory Corp. of America
Holdings (a)(b) 3,206 700,383
Las Vegas Sands Corp. (a) 1,021 52,786
Macy's, Inc. (a)(b) 86,548 1,730,094
Meta Platforms, Inc., Class A (a) 591 286,978
Mister Car Wash, Inc. *(a)(b) 47,470 367,893
News Corp., Class A (a)(b) 25,585 669,815
Nordstrom, Inc. (a)(b) 52,708 1,068,391
Popular, Inc. 8,885 782,680
Public Storage, REIT (a) 732 212,324
RingCentral, Inc., Class A *(a) 13,145 456,657
Service Corp. International (a)(b) 3,150 233,762
Sirius XM Holdings, Inc. (a)(b) 184,292 715,053
Texas Roadhouse, Inc., Class A (a) 687 106,121
Wayfair, Inc., Class A *(a)(b) 13,212 896,831
Wendy's Co. (The) (a)(b) 32,549 613,223
Wingstop, Inc. (a)(b) 427 156,453
Wynn Resorts Ltd. (a) 39,464 4,034,404
Zoom Video Communications, Inc.,
Class A *(a) 10,242 669,520
TOTAL COMMON STOCKS
(Cost $25,902,604) 26,792,821
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 86.3%
INVESTMENT COMPANIES - 30.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.16% (c)(d) 3,395,658 3,395,658
Limited Purpose Cash Investment
Fund, 5.33% (c)(e) 429,490,191 429,318,395
TOTAL INVESTMENT COMPANIES
(Cost $432,628,998) 432,714,053
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 56.3%
U.S. Treasury Bills
5.49%, 4/4/2024 (2)(f) $ 79,756,000 79,721,497
5.48%, 4/18/2024 (2)(f) 24,309,000 24,248,576
5.47%, 4/25/2024 (2)(f)(g) 29,305,000 29,202,298
5.47%, 5/2/2024 (2)(f)(g) 26,543,000 26,422,329
5.40%, 5/9/2024 (2)(f)(g) 24,588,000 24,451,248
5.41%, 5/16/2024 (2)(f)(g) 93,442,000 92,831,255
5.37%, 5/23/2024 (2)(f)(g) 87,641,000 86,976,516
5.38%, 5/30/2024 (2)(f)(g) 5,305,000 5,259,246
5.33%, 6/6/2024 (2)(f)(g) 34,345,000 34,016,476
5.33%, 6/13/2024 (2)(f)(g) 11,333,000 11,213,144
5.11%, 7/18/2024 (2)(f)(g) 31,744,000 31,252,317
5.15%, 7/25/2024 (2)(f)(g) 41,855,000 41,166,494
5.11%, 8/1/2024 (2)(f)(g) 55,136,000 54,170,173
5.18%, 8/8/2024 (2)(f)(g) 29,362,000 28,822,911
5.20%, 8/15/2024 (2)(f)(g) 49,718,000 48,758,644
5.23%, 8/22/2024 (2)(f)(g) 17,775,000 17,412,684
5.24%, 9/5/2024 (2)(f)(g) 38,695,000 37,831,152
5.23%, 9/12/2024 (2)(f)(g) 62,277,000 60,829,531
5.27%, 9/19/2024 (2)(f)(g) 48,946,000 47,756,021
5.24%, 9/26/2024 (2)(f) 28,579,000 27,855,742
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $810,284,413) 810,198,254
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,242,913,411) 1,242,912,307
TOTAL LONG POSITIONS
(Cost $1,268,816,015) 1,269,705,128
SHARES
SHORT POSITIONS - (2.3)%
COMMON STOCKS - (2.3)%
United States - (2.3)%
AbbVie, Inc. (484) (88,136)
Advance Auto Parts, Inc. (32,306) (2,748,918)
Affirm Holdings, Inc., Class A (30,956) (1,153,421)
AutoZone, Inc. (348) (1,096,774)
Blackstone, Inc. (3,288) (431,945)
Brighthouse Financial, Inc. (421) (21,698)
Capital One Financial Corp. (6,650) (990,119)
Carnival Corp. (26,489) (432,830)
Choice Hotels International, Inc. (17,763) (2,244,355)
Coca-Cola Co. (The) (4,363) (266,928)
Dollar Tree, Inc. (8,448) (1,124,851)
Expedia Group, Inc. (16,406) (2,259,927)
Extra Space Storage, Inc., REIT (9,540) (1,402,380)
Fifth Third Bancorp (15,712) (584,644)
Hertz Global Holdings, Inc. (219) (1,715)
IAC, Inc. (3,614) (192,771)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2024 amounted to $25,785,310, which is inclusive of rehypothecated amounts disclosed below. In addition, $9,149,928 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at March 31, 2024 amounted to $9,012,254.
(c) Represents 7-day effective yield as of March 31, 2024.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended March 31, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
INVESTMENTS SHARES VALUE ($)
United States - (2.3)% (continued)
Lowe's Cos., Inc. (1,111) (283,005)
Lucid Group, Inc. (142,276) (405,487)
M&T Bank Corp. (4,416) (642,263)
Match Group, Inc. (13,387) (485,680)
Monster Beverage Corp. (9,748) (577,861)
NIKE, Inc., Class B (6,346) (596,397)
Norwegian Cruise Line Holdings
Ltd. (1,243) (26,016)
O'Reilly Automotive, Inc. (2,787) (3,146,189)
Penn Entertainment, Inc. (74,824) (1,362,545)
Philip Morris International, Inc. (5,555) (508,949)
Pinterest, Inc., Class A (5,138) (178,134)
Planet Fitness, Inc., Class A (9,060) (567,428)
RH (7,577) (2,638,766)
Roku, Inc., Class A (15,995) (1,042,394)
Teladoc Health, Inc. (5,307) (80,136)
T-Mobile US, Inc. (4,637) (756,851)
Topgolf Callaway Brands Corp. (11,376) (183,950)
TripAdvisor, Inc. (4,413) (122,637)
Ulta Beauty, Inc. (894) (467,455)
Under Armour, Inc., Class A (69,126) (510,150)
United Airlines Holdings, Inc. (8,422) (403,245)
Walgreens Boots Alliance, Inc. (11,144) (241,713)
Walt Disney Co. (The) (7,298) (892,983)
INVESTMENTS SHARES VALUE ($)
United States - (2.3)% (continued)
Yum! Brands, Inc. (9,611) (1,332,565)
TOTAL COMMON STOCKS
(Proceeds $(31,247,612)) (32,494,211)
TOTAL SHORT POSITIONS
(Proceeds $(31,247,612)) (32,494,211)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 85.9%
(Cost $1,237,568,403) 1,237,210,917
OTHER ASSETS IN EXCESS OF
LIABILITIES - 14.1% ‡ 203,039,170
NET ASSETS - 100.0% 1,440,250,087
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (572,822) 0.0% †
Consumer Discretionary (4,635,717) (0.3)
Consumer Staples (1,454,803) (0.1)
Financials (938,738) (0.1)
Health Care 532,111 0.0 †
Industrials 702,236 0.1
Information Technology 1,126,177 0.1
Real Estate (752,462) (0.1)
Utilities 292,628 0.0 †
Investment Companies 432,714,053 30.0
U.S. Treasury Obligations 810,198,254 56.3
Total Investments In Securities
At Value 1,237,210,917 85.9
Other Assets in Excess of
Liabilities ‡ 203,039,170 14.1
Net Assets
$ 1,440,250,087 100.0%
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2024
Shares
Held At
3/31/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 29.8%
INVESTMENT COMPANIES - 29.8%
Limited Purpose
Cash Investment
Fund,
5.33% (a)
(Cost $429,233,340) $267,234,005 $831,423,867 $(669,352,009) $(12,585) $25,117 $429,318,395 429,490,191 $4,961,529 $–
(a) Represents 7-day effective yield as of March 31, 2024.

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Total return swap contracts outstanding as of March 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 04/19/2024 EUR 2,826,496 $ 61,542
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 06/21/2024 CHF 349,050 2,180
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 06/21/2024 CHF 8,958,950 33,608
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 AUD 9,365,461 109,918
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and pays
the CORRA
plus or minus
a specified
spread (-0.75%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 CAD 9,276,027 46,907
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.53%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 EUR 5,524,267 44,277
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.76%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 EUR 5,467,708 132,287

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.76%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 EUR 3,332,199 $ 96,312
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 JPY 2,740,175,632 771,067
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.28%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 EUR 5,190,360 113,140
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 SGD 1,807,889 11,696
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.16%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 EUR 3,002,341 157,550
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-1.14%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 SEK 33,430,507 9,670
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 CHF 5,062,132 2,187

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.25%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 GBP 6,030,745 $ 141,381
Total unrealized appreciation 1,733,722
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 04/29/2024 HKD 3,314,000 (1,711)
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 04/29/2024 HKD 4,971,000 (2,304)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 06/19/2024 HKD 6,722,922 (70,371)
Total unrealized depreciation (74,386)
Net unrealized appreciation $ 1,659,336
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 114 4/2024 EUR $ 10,113,992 $ 108,515
Hang Seng Index 5 4/2024 HKD 529,264 183
IBEX 35 Index 18 4/2024 EUR 2,149,153 107,760
MSCI Singapore Index 35 4/2024 SGD 753,916 (879)
OMXS30 Index 86 4/2024 SEK 2,028,279 20,237
FTSE 100 Index 79 6/2024 GBP 7,964,823 168,263
FTSE/MIB Index 10 6/2024 EUR 1,845,427 39,610
S&P 500 E-Mini Index 1,351 6/2024 USD 358,589,175 5,491,453
S&P/TSX 60 Index 47 6/2024 CAD 9,308,745 143,999
SPI 200 Index 30 6/2024 AUD 3,885,952 84,778
TOPIX Index 70 6/2024 JPY 12,714,031 229,018
Net value $ 6,392,937

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 5,048,499 USD 3,294,482 CITI 6/20/2024 $ 2,760
AUD 5,048,499 USD 3,294,465 JPMC 6/20/2024 2,776
CAD 3,015,657 USD 2,223,011 CITI 6/20/2024 5,872
CAD 3,015,656 USD 2,223,000 JPMC 6/20/2024 5,883
GBP 1,340,501 USD 1,691,168 CITI 6/20/2024 1,460
GBP 1,340,499 USD 1,691,157 JPMC 6/20/2024 1,468
USD 42,297 HKD 330,000 CITI 6/20/2024 37
USD 42,297 HKD 330,000 JPMC 6/20/2024 38
USD 17,440 SEK 179,617 CITI 6/20/2024 604
USD 17,441 SEK 179,622 JPMC 6/20/2024 604
USD 752,206 SGD 1,005,141 CITI 6/20/2024 5,082
USD 752,212 SGD 1,005,144 JPMC 6/20/2024 5,085
Total unrealized appreciation 31,669
AUD 5,029,501 USD 3,296,077 CITI 6/20/2024 (11,243)
AUD 5,029,501 USD 3,296,061 JPMC 6/20/2024 (11,226)
CAD 11,273,548 USD 8,365,987 CITI 6/20/2024 (33,665)
CAD 11,273,549 USD 8,365,946 JPMC 6/20/2024 (33,623)
CHF 7,257,291 USD 8,312,972 CITI 6/20/2024 (194,158)
CHF 7,257,291 USD 8,312,931 JPMC 6/20/2024 (194,115)
DKK 22,844,221 USD 3,346,220 CITI 6/20/2024 (28,623)
DKK 22,844,222 USD 3,346,203 JPMC 6/20/2024 (28,606)
EUR 28,566,940 USD 31,129,745 CITI 6/20/2024 (210,319)
EUR 28,566,940 USD 31,129,589 JPMC 6/20/2024 (210,164)
GBP 9,175,500 USD 11,660,179 CITI 6/20/2024 (74,434)
GBP 9,175,501 USD 11,660,122 JPMC 6/20/2024 (74,378)
HKD 11,386,000 USD 1,459,340 CITI 6/20/2024 (1,269)
HKD 11,386,000 USD 1,459,333 JPMC 6/20/2024 (1,261)
ILS 2,021,000 USD 564,638 CITI 6/20/2024 (13,100)
ILS 2,021,000 USD 564,635 JPMC 6/20/2024 (13,097)
JPY 3,309,797,501 USD 22,346,038 CITI 6/20/2024 (211,807)
JPY 3,309,797,500 USD 22,345,926 JPMC 6/20/2024 (211,694)
NOK 4,897,257 USD 465,694 CITI 6/20/2024 (13,746)
NOK 4,897,258 USD 465,692 JPMC 6/20/2024 (13,743)
NZD 115,499 USD 70,643 CITI 6/20/2024 (1,634)
NZD 115,500 USD 70,643 JPMC 6/20/2024 (1,634)
SEK 29,090,998 USD 2,815,033 CITI 6/20/2024 (88,251)
SEK 29,091,003 USD 2,815,019 JPMC 6/20/2024 (88,238)
SGD 1,852,498 USD 1,385,526 CITI 6/20/2024 (8,557)
SGD 1,852,502 USD 1,385,522 JPMC 6/20/2024 (8,551)
Total unrealized depreciation (1,781,136)
Net unrealized depreciation $ (1,749,467)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
Total return basket swap contracts outstanding as of March 31, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.20% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13 months
maturity
04/25/2025
$3,747,208 $(31,357) $185,825 $154,468
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NOWA
plus or minus a specified
spread (-0.02% to 0.03%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
61 months
maturity
06/14/2028
$11,584,685 $12,214 $(29,899) $(17,685)
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
37 months
maturity
02/21/2025
$7,881,778 $98,450 $11,127 $109,577
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
37 months
maturity
02/21/2025
$3,011,158 $(95,979) $(6,431) $(102,410)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.21% to 0.04%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026
$97,333,060 $127,901 $(65,269) $62,632
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 250,705 1,363,393 (71,013) (113.4)
ANZ Group Holdings Ltd. 59,190 1,134,442 21,278 34.0
Aristocrat Leisure Ltd. 103,507 2,898,292 (93,805) (149.8)
BlueScope Steel Ltd. 151,463 2,355,721 151,731 242.3
Brambles Ltd. 128,275 1,349,980 88,601 141.5
Cochlear Ltd. 13,073 2,875,161 40,883 65.3
Coles Group Ltd. 63,710 703,309 10,812 17.3
Harvey Norman Holdings Ltd. 309,850 1,039,856 52,498 83.8
JB Hi-Fi Ltd. 86,402 3,617,007 175,152 279.7
Lendlease Corp. Ltd. 256,021 1,072,415 (40,382) (64.5)
Northern Star Resources Ltd. 115,738 1,092,054 62,562 99.9
Origin Energy Ltd. 519,047 3,113,618 52,573 83.9
Pro Medicus Ltd. 23,394 1,581,936 66,308 105.9
Qantas Airways Ltd. 792,895 2,814,888 117,766 188.0
QBE Insurance Group Ltd. 177,772 2,101,391 63,675 101.7
Seven Group Holdings Ltd. 92,857 2,467,551 (9,134) (14.6)
Sonic Healthcare Ltd. 44,342 849,717 44,400 70.9
South32 Ltd. 313,642 612,020 (29,749) (47.5)
Suncorp Group Ltd. 66,249 707,137 18,125 28.9
Telstra Group Ltd. 238,600 600,180 6,233 10.0
Westpac Banking Corp. 64,419 1,095,649 (9,649) (15.4)
Whitehaven Coal Ltd. 341,167 1,577,749 172,677 275.7
Worley Ltd. 61,170 667,682 18,339 29.3
Yancoal Australia Ltd. 215,166 734,639 (23,913) (38.2)
New Zealand
Xero Ltd. 32,703 2,839,583 (45,701) (73.0)
United States
James Hardie Industries plc 107,868 4,335,583 137,031 218.8
Short Positions
Common Stocks
Australia
ALS Ltd. (96,862) (828,194) (5,108) (8.2)
APA Group (250,619) (1,373,641) (24,652) (39.4)
BHP Group Ltd. (52,540) (1,519,139) (67,118) (107.2)
Cleanaway Waste Management Ltd. (1,539,291) (2,727,427) (109,391) (174.7)
Commonwealth Bank of Australia (93,084) (7,301,459) (237,206) (378.7)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Domino's Pizza Enterprises Ltd. (69,183) (1,954,593) 35,863 57.3
Endeavour Group Ltd. (438,202) (1,573,334) (57,040) (91.1)
IGO Ltd. (200,938) (925,813) 74,578 119.1
Liontown Resources Ltd. (2,775,688) (2,113,526) 219,797 350.9
Lynas Rare Earths Ltd. (680,561) (2,511,933) 33,686 53.8
Macquarie Group Ltd. (12,676) (1,648,863) (9,356) (14.9)
Mineral Resources Ltd. (69,502) (3,206,702) (210,186) (335.6)
National Australia Bank Ltd. (165,626) (3,750,118) (77,254) (123.3)
NEXTDC Ltd. (87,493) (1,013,502) (18,024) (28.8)
Ramsay Health Care Ltd. (54,823) (2,018,261) (78,372) (125.1)
REA Group Ltd. (8,954) (1,081,893) (44,103) (70.4)
Reece Ltd. (55,364) (1,013,700) (2,435) (3.9)
Santos Ltd. (332,953) (1,685,709) (88,819) (141.8)
Transurban Group (150,448) (1,305,155) (27,701) (44.2)
Treasury Wine Estates Ltd. (189,989) (1,541,116) (7,156) (11.4)
Wesfarmers Ltd. (20,698) (922,611) (25,534) (40.8)
WiseTech Global Ltd. (24,606) (1,504,974) 11,248 18.0
Woodside Energy Group Ltd. (37,137) (740,229) (24,867) (39.7)
United States
CSL Ltd. (17,861) (3,351,215) (97,266) (155.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.05% to 0.02%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
61 months
maturity
06/19/2028
$97,209,620 $49,673 $28,369 $78,042
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 72,084 3,343,998 (37,000) (47.4)
Adecco Group AG (Registered) 134,132 5,306,571 43,023 55.1
Belimo Holding AG (Registered) 269 132,022 (3,276) (4.2)
DKSH Holding AG 15,825 1,076,525 (30,708) (39.3)
Flughafen Zurich AG (Registered) 3,737 848,564 28,939 37.1
Galenica AG 2,988 249,337 516 0.7
Georg Fischer AG (Registered) 56,491 4,189,728 (151,156) (193.7)
Julius Baer Group Ltd. 8,545 495,596 23,932 30.7
Kuehne + Nagel International AG (Registered) 3,331 926,747 44,365 56.8
Logitech International SA (Registered) 67,676 6,064,400 173,658 222.5
Lonza Group AG (Registered) 994 594,013 67,171 86.1
Novartis AG (Registered) 83,718 8,108,795 169,115 216.7
Sonova Holding AG (Registered) 759 219,801 (6,001) (7.7)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Temenos AG (Registered) 13,800 987,119 12,696 16.3
Zurich Insurance Group AG 7,440 4,019,196 13,962 17.9
United States
Holcim AG 56,902 5,155,138 267,819 343.2
Roche Holding AG 11,454 2,924,424 8,376 10.7
Swiss Re AG 10,221 1,314,777 15,973 20.5
Short Positions
Common Stocks
Switzerland
Alcon, Inc. (11,651) (963,671) 5,770 7.4
Avolta AG (24,967) (1,039,560) (53,725) (68.8)
Bachem Holding AG (24,669) (2,362,380) (143,989) (184.5)
Baloise Holding AG (Registered) (436) (68,367) 814 1.0
Barry Callebaut AG (Registered) (494) (717,585) 1,628 2.1
BKW AG (84) (12,908) (576) (0.7)
Chocoladefabriken Lindt & Spruengli AG (400) (4,787,531) 73,588 94.3
Cie Financiere Richemont SA (Registered) (15,326) (2,333,236) 80,755 103.5
Clariant AG (Registered) (27,761) (375,605) (15,453) (19.8)
EMS-Chemie Holding AG (Registered) (2,830) (2,168,966) (124,563) (159.6)
Geberit AG (Registered) (1,320) (780,099) (8,751) (11.2)
Givaudan SA (Registered) (135) (600,985) 7,664 9.8
Helvetia Holding AG (Registered) (13,055) (1,799,904) 87,740 112.4
Partners Group Holding AG (2,812) (4,016,902) 20,954 26.8
Schindler Holding AG (1,574) (396,204) 12,720 16.3
SGS SA (Registered) (12,694) (1,232,366) (37,355) (47.9)
SIG Group AG (245,774) (5,449,858) (312,817) (400.8)
Sika AG (Registered) (11,445) (3,405,465) (46,268) (59.3)
Straumann Holding AG (Registered) (28,639) (4,569,573) (4,671) (6.0)
Swatch Group AG (The) (4,627) (1,079,397) (17,883) (22.9)
Swiss Life Holding AG (Registered) (78) (54,709) (186) (0.2)
Swisscom AG (Registered) (3,408) (2,085,885) (95,917) (122.9)
Tecan Group AG (Registered) (4,923) (2,039,745) (46,199) (59.2)
UBS Group AG (Registered) (195,551) (6,021,198) 63,141 80.9
VAT Group AG (2,608) (1,347,277) (19,925) (25.5)
United States
Nestle SA (Registered) (14,527) (1,543,493) (18,227) (23.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.05% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
61 months
maturity
06/19/2028
$44,536,155 $(543,788) $108,710 $(435,078)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,041 1,357,302 15,446 (3.6)
Carlsberg A/S 32,659 4,472,493 129,517 (29.8)
Danske Bank A/S 134,412 4,034,567 8,341 (1.9)
Demant A/S 46,111 2,291,871 (17,731) 4.1
Genmab A/S 3,012 903,084 13,057 (3.0)
ISS A/S 166,167 3,027,370 57,978 (13.3)
Jyske Bank A/S (Registered) 13,954 1,181,983 43,680 (10.0)
Pandora A/S 4,715 761,029 (17,774) 4.1
ROCKWOOL A/S 1,739 572,175 32,405 (7.4)
Royal Unibrew A/S 14,059 930,268 37,378 (8.6)
Vestas Wind Systems A/S 29,087 811,341 6,278 (1.4)
Short Positions
Common Stocks
Denmark
Ambu A/S (83,303) (1,371,003) 38,094 (8.8)
Coloplast A/S (41,057) (5,543,396) (17,148) 3.9
DSV A/S (55,703) (9,054,782) (679,815) 156.3
GN Store Nord A/S (9,965) (263,563) (33,386) 7.7
Novo Nordisk A/S (22,976) (2,947,210) 90,846 (20.9)
Novonesis (Novozymes) (5,112) (300,696) 160 0.0(a)
Orsted A/S (59,139) (3,304,620) (270,623) 62.2
Tryg A/S (68,273) (1,407,402) 19,509 (4.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.02% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
06/14/2028
- 06/19/2028
$316,369,522 $1,968,149 $(192,277) $1,775,872
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 92,258 4,273,908 278,672 15.7

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China
Prosus NV 117,299 3,671,505 214,846 12.1
Finland
Fortum OYJ 345,312 4,263,282 (102,885) (5.8)
UPM-Kymmene OYJ 82,256 2,740,496 149,233 8.4
Wartsila OYJ Abp 167,987 2,552,986 (14,176) (0.8)
Germany
Bayer AG (Registered) 80,548 2,466,749 188,686 10.6
Bayerische Motoren Werke AG 43,952 5,071,131 45,812 2.6
Brenntag SE 36,984 3,117,050 (3,943) (0.2)
Commerzbank AG 431,089 5,924,970 399,815 22.5
Deutsche Bank AG (Registered) 301,771 4,752,971 355,882 20.0
HOCHTIEF AG 25,450 2,957,367 27,734 1.6
KION Group AG 51,842 2,727,081 (8,443) (0.5)
Mercedes-Benz Group AG 98,572 7,849,972 48,547 2.7
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) 10,950 5,345,143 78,726 4.4
Rheinmetall AG 6,496 3,653,489 309,872 17.4
Scout24 SE 43,790 3,299,064 37,418 2.1
Netherlands
Argenx SE 6,724 2,651,094 233,998 13.2
BE Semiconductor Industries NV 18,795 2,878,992 (11,493) (0.6)
EXOR NV 28,840 3,209,499 37,424 2.1
Koninklijke Philips NV 320,710 6,418,676 (185,042) (10.4)
NN Group NV 87,737 4,050,386 178,047 10.0
Spain
Acerinox SA 275,664 3,027,251 166,262 9.4
Banco de Sabadell SA 4,740,134 7,457,084 323,202 18.2
Banco Santander SA 1,816,039 8,870,319 763,990 43.0
Bankinter SA 370,927 2,717,774 75,021 4.2
Repsol SA 194,868 3,252,585 48,629 2.7
Telefonica SA 775,885 3,426,502 163,628 9.2
Preferred Stocks
Germany
Volkswagen AG (Preference) 25,261 3,350,216 204,695 11.5
Short Positions
Common Stocks
Belgium
Elia Group SA/NV (22,569) (2,436,210) (80,487) (4.5)
Lotus Bakeries NV (253) (2,442,894) (92,803) (5.2)
Finland
Metso OYJ (219,819) (2,611,202) (102,136) (5.8)
Stora Enso OYJ (234,866) (3,266,057) (296,382) (16.7)
Germany
Beiersdorf AG (29,331) (4,270,511) (46,070) (2.6)
Deutsche Post AG (91,875) (3,959,573) (140,009) (7.9)
Infineon Technologies AG (118,147) (4,017,653) 61,160 3.4
Merck KGaA (50,198) (8,851,690) (381,674) (21.5)
MTU Aero Engines AG (13,708) (3,476,708) (159,564) (9.0)
Siemens Healthineers AG (104,134) (6,368,584) (133,438) (7.5)
Wacker Chemie AG (27,009) (3,046,420) 49,563 2.8
Netherlands
ASR Nederland NV (52,971) (2,596,096) (165,030) (9.3)
Heineken NV (59,691) (5,754,668) (327,236) (18.4)
IMCD NV (20,228) (3,560,332) (77,385) (4.4)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
Amadeus IT Group SA (80,975) (5,198,329) (187,366) (10.6)
Corp. ACCIONA Energias Renovables SA (153,821) (3,351,845) (19,573) (1.1)
Iberdrola SA (300,037) (3,726,566) (170,778) (9.6)
Naturgy Energy Group SA (116,709) (2,532,895) (49,920) (2.8)
Redeia Corp. SA (222,249) (3,796,247) (90,551) (5.1)
Switzerland
DSM-Firmenich AG (85,769) (9,754,685) (135,070) (7.6)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG (Preference) (118,918) (11,827,333) (44,749) (2.5)
Sartorius AG (Preference) (11,368) (4,514,352) (147,011) (8.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.02% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026
$314,529,902 $2,031,656 $60,286 $2,091,942
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Netherlands
Shell plc 125,894 4,177,100 108,540 5.2
United Kingdom
Associated British Foods plc 204,870 6,463,827 506,220 24.2
Auto Trader Group plc 333,944 2,949,031 (233,199) (11.1)
Aviva plc 466,548 2,927,447 96,828 4.6
BAE Systems plc 272,124 4,638,470 156,300 7.5
Barclays plc 1,983,049 4,596,010 177,882 8.5
British American Tobacco plc 197,877 6,005,784 14,270 0.7
Burberry Group plc 326,532 4,994,749 (181,633) (8.7)
Centrica plc 5,111,787 8,240,508 (124,305) (5.9)
DCC plc 51,382 3,738,356 21,052 1.0
Direct Line Insurance Group plc 1,124,735 2,768,899 (198,032) (9.5)
easyJet plc 507,658 3,654,112 232,558 11.1
Hiscox Ltd. 198,554 3,107,501 32,579 1.6
HSBC Holdings plc 675,036 5,276,639 143,359 6.9
Imperial Brands plc 167,654 3,747,840 112,474 5.4
InterContinental Hotels Group plc 52,584 5,464,103 136,008 6.5
Intermediate Capital Group plc 151,209 3,916,538 117,700 5.6
Man Group plc 1,130,852 3,816,613 252,633 12.1

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Marks & Spencer Group plc 1,907,509 6,388,001 515,956 24.7
Melrose Industries plc 789,828 6,706,351 545,624 26.1
Pearson plc 198,677 2,616,076 64,591 3.1
Rightmove plc 421,909 2,924,364 (97,111) (4.6)
Rolls-Royce Holdings plc 2,105,680 11,329,330 964,363 46.1
Spectris plc 81,350 3,384,955 (23,885) (1.1)
Taylor Wimpey plc 3,447,707 5,960,641 (101,031) (4.8)
Tesco plc 2,059,700 7,714,552 232,758 11.1
Vodafone Group plc 3,291,666 2,919,462 122,185 5.8
Weir Group plc (The) 110,374 2,819,420 33,249 1.6
United States
GSK plc 332,508 7,139,079 169,117 8.1
Short Positions
Common Stocks
Australia
Glencore plc (1,345,716) (7,384,699) (206,857) (9.9)
Rio Tinto plc (134,613) (8,510,894) (209,492) (10.0)
Burkina Faso
Endeavour Mining plc (258,815) (5,251,919) (476,101) (22.8)
Chile
Antofagasta plc (274,065) (7,039,638) (358,364) (17.1)
United Kingdom
Admiral Group plc (78,571) (2,815,807) (75,784) (3.6)
Ashtead Group plc (107,955) (7,689,550) (604,269) (28.9)
AstraZeneca plc (74,576) (10,018,825) (333,250) (15.9)
Croda International plc (64,239) (3,974,816) (138,956) (6.6)
Diageo plc (132,267) (4,894,173) (105,476) (5.0)
Flutter Entertainment plc (30,441) (6,067,915) 402,200 19.2
Legal & General Group plc (965,985) (3,103,399) (90,711) (4.3)
Lloyds Banking Group plc (6,097,466) (3,987,723) (186,710) (8.9)
NatWest Group plc (1,182,829) (3,961,699) (377,228) (18.0)
Rentokil Initial plc (839,748) (4,992,732) 9,939 0.5
RS GROUP plc (285,719) (2,619,783) 33,661 1.6
Severn Trent plc (161,403) (5,036,299) 83,054 4.0
Spirax-Sarco Engineering plc (35,182) (4,463,752) 178,786 8.5
SSE plc (138,638) (2,890,326) (74,866) (3.6)
Unilever plc (129,434) (6,497,825) (271,164) (13.0)
United Utilities Group plc (209,939) (2,727,872) (7,909) (0.4)
Wise plc (572,856) (6,696,325) 137,757 6.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.30% to 0.04%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026
$39,148,100 $(348,668) $20,121 $(328,547)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 747,000 2,002,923 (20,407) 6.2
Hong Kong
AIA Group Ltd. 102,600 690,146 (83,919) 25.5
CK Asset Holdings Ltd. 439,956 1,812,916 (244,398) 74.4
CLP Holdings Ltd. 94,500 753,755 (17,757) 5.4
Hang Lung Properties Ltd. 339,000 348,610 (23,442) 7.1
Henderson Land Development Co. Ltd. 414,000 1,182,242 2,695 (0.8)
HKT Trust & HKT Ltd. 220,000 256,693 909 (0.3)
New World Development Co. Ltd. 1,246,000 1,317,373 (164,728) 50.1
Sun Hung Kai Properties Ltd. 30,000 289,790 (2,471) 0.8
Swire Pacific Ltd. 233,000 1,918,143 21,849 (6.7)
Techtronic Industries Co. Ltd. 228,500 3,104,827 109,503 (33.3)
WH Group Ltd. 2,144,500 1,415,543 (9,210) 2.8
Macau
Sands China Ltd. 186,400 525,879 17,422 (5.3)
United Kingdom
CK Hutchison Holdings Ltd. 1,260,500 6,066,343 (480,224) 146.2
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (1,253,800) (1,849,270) 121,081 (36.9)
ESR Group Ltd. (1,943,800) (2,082,553) 115,332 (35.1)
SITC International Holdings Co. Ltd. (719,000) (1,314,518) 21,165 (6.4)
Wharf Holdings Ltd. (The) (72,000) (236,693) 5,242 (1.6)
Xinyi Glass Holdings Ltd. (1,080,000) (1,146,120) 90,232 (27.5)
Hong Kong
ASMPT Ltd. (41,300) (519,531) 4,442 (1.4)
Hang Seng Bank Ltd. (7,800) (85,501) 1,150 (0.3)
Hong Kong & China Gas Co. Ltd. (4,020,045) (3,047,060) 19,246 (5.9)
MTR Corp. Ltd. (662,619) (2,189,261) (13,520) 4.1
Power Assets Holdings Ltd. (216,000) (1,265,459) 6,769 (2.1)
Sino Land Co. Ltd. (552,000) (573,872) 4,441 (1.4)
Swire Properties Ltd. (60,400) (127,047) (3,421) 1.0
Wharf Real Estate Investment Co. Ltd. (775,000) (2,523,325) 165,000 (50.2)
Macau
Galaxy Entertainment Group Ltd. (100,000) (502,707) 8,351 (2.5)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-0.70% to 0.03%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/10/2026
$821,083,932 $5,477,055 $1,743,220 $7,220,275
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
ANA Holdings, Inc. 314,200 6,566,548 (87,734) (1.2)
Canon, Inc. 210,000 6,256,963 101,791 1.4
Honda Motor Co. Ltd. 1,292,500 15,992,997 363,975 5.0
Inpex Corp. 608,000 9,242,323 386,200 5.3
Japan Airlines Co. Ltd. 416,900 7,915,979 213,051 3.0
Japan Post Bank Co. Ltd. 571,200 6,137,723 (84,425) (1.2)
Japan Post Insurance Co. Ltd. 286,700 5,480,314 112,975 1.6
Makita Corp. 195,500 5,556,214 318,085 4.4
Mazda Motor Corp. 668,800 7,751,128 176,431 2.4
Mizuho Financial Group, Inc. 745,500 14,742,493 135,854 1.9
NGK Insulators Ltd. 495,300 6,660,024 134,222 1.9
Nippon Yusen KK 206,000 5,655,543 (371,502) (5.1)
Nissan Motor Co. Ltd. 1,947,700 7,717,725 (70,244) (1.0)
Otsuka Corp. 271,600 5,762,932 (282,491) (3.9)
Panasonic Holdings Corp. 537,900 5,133,592 102,106 1.4
Persol Holdings Co. Ltd. 3,569,600 4,992,918 17,455 0.2
Ryohin Keikaku Co. Ltd. 528,300 8,645,729 549,177 7.6
Santen Pharmaceutical Co. Ltd. 568,100 5,586,874 156,561 2.2
Shimamura Co. Ltd. 132,700 7,565,389 (291,594) (4.0)
Shionogi & Co. Ltd. 132,600 6,776,095 (92,161) (1.3)
Sojitz Corp. 308,900 8,148,450 43,345 0.6
Subaru Corp. 300,900 6,814,739 320,881 4.4
Tokyo Electric Power Co. Holdings, Inc. 979,800 5,955,350 590,334 8.2
Tokyo Electron Ltd. 44,100 11,485,809 782,717 10.8
Toyota Tsusho Corp. 140,300 9,634,521 570,351 7.9
Short Positions
Common Stocks
Japan
Advantest Corp. (231,400) (10,279,450) (59,207) (0.8)
Ajinomoto Co., Inc. (218,900) (8,174,517) (267,626) (3.7)
Asahi Intecc Co. Ltd. (342,600) (6,002,281) 566,596 7.8
Chiba Bank Ltd. (The) (812,100) (6,757,633) (177,896) (2.5)
Chugai Pharmaceutical Co. Ltd. (129,200) (4,937,429) 307,214 4.3
Ibiden Co. Ltd. (113,600) (5,087,778) 134,460 1.9
IHI Corp. (385,600) (10,307,768) (1,145,373) (15.9)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Keisei Electric Railway Co. Ltd. (128,300) (5,217,338) 111,969 1.6
Keyence Corp. (29,100) (13,509,993) 51,938 0.7
MINEBEA MITSUMI, Inc. (257,300) (5,046,963) (64,304) (0.9)
Nippon Telegraph & Telephone Corp. (5,208,000) (6,203,266) 20,325 0.3
Nissan Chemical Corp. (245,900) (9,313,727) 429,357 5.9
Nitori Holdings Co. Ltd. (76,400) (11,578,582) 137,801 1.9
NTT Data Group Corp. (439,400) (6,985,562) 99,756 1.4
Omron Corp. (182,800) (6,545,526) 164,869 2.3
Resonac Holdings Corp. (250,900) (5,844,730) (126,636) (1.8)
SMC Corp. (18,700) (10,549,796) 418,449 5.8
SoftBank Group Corp. (106,800) (6,342,359) (140,932) (2.0)
Sysmex Corp. (543,600) (9,700,486) 338,651 4.7
Takeda Pharmaceutical Co. Ltd. (193,800) (5,390,332) 192,716 2.7
Terumo Corp. (291,400) (5,332,228) 257,848 3.6
Toyota Motor Corp. (324,300) (8,196,673) (555,121) (7.7)
Yamaha Motor Co. Ltd. (626,300) (5,769,208) (115,628) (1.6)
Yaskawa Electric Corp. (200,400) (8,531,968) (142,915) (2.0)
ZOZO, Inc. (327,600) (8,130,976) 241,890 3.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.02% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
61 months
maturity
06/14/2028
$85,473,960 $1,691,869 $(299,797) $1,392,072
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Guatemala
Millicom International Cellular SA 37,441 763,464 63,893 4.6
Sweden
AAK AB 29,617 703,798 32,545 2.3
AddTech AB 1,575 35,832 1,077 0.1
Alfa Laval AB 48,922 1,922,358 5,058 0.4
Billerud Aktiebolag 139,535 1,252,139 23,125 1.7
Boliden AB 67,336 1,869,760 80,362 5.8
Electrolux AB 406,985 3,633,996 199,110 14.3
Elekta AB 278,315 2,097,805 39,043 2.8
Embracer Group AB 562,662 1,225,757 329,829 23.7
Essity AB 4,444 105,563 2,684 0.2
Evolution AB 29,539 3,668,861 (99,680) (7.2)
Getinge AB 81,559 1,640,389 50,202 3.6
H & M Hennes & Mauritz AB 234,143 3,817,954 629,549 45.2
Hexpol AB 97,220 1,187,136 36,372 2.6

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Husqvarna AB 7,984 68,319 6,276 0.5
Saab AB 31,651 2,815,449 196,790 14.1
SKF AB 31,160 636,126 (39,241) (2.8)
SSAB AB 350,537 2,588,242 41,740 3.0
Swedbank AB 11,002 218,365 (12,899) (0.9)
Telia Co. AB 934,925 2,396,170 136,593 9.8
Trelleborg AB 198,481 7,097,279 (266,025) (19.1)
Volvo AB 77,080 2,088,980 (112,740) (8.1)
Volvo Car AB 868,647 3,288,686 416,730 29.9
Short Positions
Common Stocks
Sweden
Assa Abloy AB (29,341) (842,037) (17,781) (1.3)
Atlas Copco AB (129,147) (2,181,106) 14,779 1.1
Axfood AB (48,288) (1,403,889) (51,428) (3.7)
Beijer Ref AB (51,722) (767,963) (115,157) (8.3)
Epiroc AB (303,581) (5,698,993) 66,890 4.8
EQT AB (115,984) (3,671,996) (52,914) (3.8)
Hexagon AB (260,493) (3,079,270) (50,650) (3.6)
Holmen AB (23,966) (974,934) (31,878) (2.3)
Indutrade AB (31,007) (844,532) (37,493) (2.7)
Lifco AB (111,076) (2,900,674) (26,230) (1.9)
Nibe Industrier AB (517,051) (2,542,547) 114,199 8.2
Sandvik AB (59,009) (1,310,046) 15,231 1.1
Securitas AB (119,014) (1,226,920) (15,543) (1.1)
Skandinaviska Enskilda Banken AB (46,029) (623,580) 37,141 2.7
Skanska AB (66,379) (1,182,114) 17,843 1.3
Svenska Cellulosa AB SCA (145,900) (2,243,067) (171,925) (12.4)
Svenska Handelsbanken AB (279,636) (2,827,116) 316,960 22.8
Swedish Orphan Biovitrum AB (102,209) (2,551,406) 5,729 0.4
Telefonaktiebolaget LM Ericsson (646,939) (3,479,342) (86,297) (6.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
10-42 months
maturity
ranging from
01/13/2025
- 08/27/2027
$24,903,128 $804,768 $(15,977) $788,791

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Amundi SA 4,902 336,703 13,839 1.8
Bouygues SA 47,266 1,929,628 44,930 5.7
Cie de Saint-Gobain SA 12,813 994,465 52,407 6.6
Dassault Aviation SA 9,506 2,092,936 276,679 35.1
Eiffage SA 29,592 3,358,462 74,942 9.5
Ipsen SA 16,482 1,961,298 69,335 8.8
La Francaise des Jeux SAEM 27,959 1,139,544 27,112 3.4
Orange SA 96,131 1,130,502 31,789 4.0
Rexel SA 101,879 2,752,041 159,213 20.2
Safran SA 317 71,792 5,267 0.7
Sodexo SA 5,151 441,561 16,327 2.1
Singapore
STMicroelectronics NV 26,164 1,126,053 (103,657) (13.1)
Short Positions
Common Stocks
France
Aeroports de Paris SA (7,601) (1,042,207) (13,884) (1.8)
Air Liquide SA (7,091) (1,475,273) (23) 0.0(a)
Bollore SE (149,993) (1,002,130) 1,154 0.1
Bureau Veritas SA (11,989) (366,066) (11,277) (1.4)
EssilorLuxottica SA (4,473) (1,011,845) (23,783) (3.0)
Pernod Ricard SA (4,858) (786,433) 5,490 0.7
Remy Cointreau SA (7,347) (741,861) 5,273 0.7
Sartorius Stedim Biotech (1,757) (501,143) 11,601 1.5
SOITEC (4,823) (498,048) 165,632 21.0
Luxembourg
Eurofins Scientific SE (1,594) (101,539) (3,379) (0.4)
United States
Schneider Electric SE (184) (41,598) (219) (0.0)(a)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.10% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
10-61 months
maturity
ranging from
01/13/2025
- 03/14/2029
$1,599,965,064 $5,648,989 $440,073 $6,089,062

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Adobe, Inc. 25,134 12,682,616 (1,402,979) (23.0)
Amazon.com, Inc. 74,866 13,504,329 630,372 10.4
Applied Materials, Inc. 32,252 6,651,330 156,745 2.6
Axis Capital Holdings Ltd. 130,729 8,500,000 462,781 7.6
Bank of America Corp. 280,884 10,651,121 570,195 9.4
Booking Holdings, Inc. 3,527 12,795,533 441,369 7.2
Caesars Entertainment, Inc. 203,033 8,880,663 225,367 3.7
Chipotle Mexican Grill, Inc. 2,433 7,072,171 594,090 9.8
Citigroup, Inc. 143,925 9,101,817 839,083 13.8
Comcast Corp. 184,062 7,979,088 (34,972) (0.6)
Crowdstrike Holdings, Inc. 28,345 9,087,124 91,271 1.5
Dick's Sporting Goods, Inc. 30,568 6,873,520 1,356,609 22.3
DocuSign, Inc. 211,014 12,565,884 331,292 5.4
DraftKings, Inc. 271,001 12,306,155 1,027,095 16.9
Everest Group Ltd. 18,738 7,448,355 334,099 5.5
Genuine Parts Co. 51,552 7,986,951 127,849 2.1
GoDaddy, Inc. 96,260 11,424,137 394,666 6.5
Kimberly-Clark Corp. 90,820 11,747,567 233,407 3.8
Las Vegas Sands Corp. 179,217 9,265,519 (163,087) (2.7)
Molson Coors Beverage Co. 151,910 10,215,948 197,483 3.2
Netflix, Inc. 11,843 7,192,609 75,795 1.2
NextEra Energy, Inc. 121,212 7,746,659 732,120 12.0
NVIDIA Corp. 9,084 8,207,939 416,229 6.8
Ollie's Bargain Outlet Holdings, Inc. 95,265 7,580,236 392,492 6.4
PepsiCo, Inc. 41,367 7,239,639 425,253 7.0
Ross Stores, Inc. 57,870 8,493,001 51,504 0.8
Texas Roadhouse, Inc. 71,888 11,104,539 447,143 7.3
Wendy's Co. (The) 447,509 8,431,070 174,529 2.9
Wingstop, Inc. 22,507 8,246,565 724,275 11.9
Wynn Resorts Ltd. 72,586 7,420,467 (72,586) (1.2)
Xcel Energy, Inc. 137,974 7,416,102 115,898 1.9
Zoom Video Communications, Inc. 131,673 8,607,464 (567,511) (9.3)
Short Positions
Common Stocks
United States
Accenture plc (22,739) (7,881,565) 605,085 9.9
Fifth Third Bancorp (206,109) (7,669,316) (100,993) (1.7)
Hyatt Hotels Corp. (45,477) (7,259,039) (247,850) (4.1)
Intuit, Inc. (20,781) (13,507,650) 18,079 0.3
Lowe's Cos., Inc. (44,301) (11,284,794) (610,025) (10.0)
M&T Bank Corp. (50,514) (7,346,756) (131,842) (2.2)
Marriott International, Inc. (33,201) (8,376,944) (127,492) (2.1)
MGM Resorts International (213,835) (10,095,150) (977,225) (16.0)
Microsoft Corp. (22,501) (9,466,621) (364,516) (6.0)
Murphy USA, Inc. (23,927) (10,030,198) (323,972) (5.3)
Norwegian Cruise Line Holdings Ltd. (359,041) (7,514,728) (405,716) (6.7)
Paylocity Holding Corp. (39,035) (6,708,555) (111,640) (1.8)
Planet Fitness, Inc. (152,397) (9,544,624) 94,486 1.6
RH (26,062) (9,076,352) (1,731,558) (28.4)
Southwest Gas Holdings, Inc. (118,236) (9,001,307) (240,019) (3.9)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Vail Resorts, Inc. (31,768) (7,078,863) 57,182 0.9
Valvoline, Inc. (175,099) (7,804,162) (108,561) (1.8)
Yum! Brands, Inc. (55,781) (7,734,036) 79,767 1.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.95% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
10-62 months
maturity
ranging from
01/21/2025
- 03/14/2029
$131,233,394 $208,087 $(123,284) $84,803
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 329,303 4,767,363 306,317 361.2
Alamos Gold, Inc. 105,553 1,556,158 144,161 170.0
Atco Ltd. 55,734 1,551,607 3,292 3.9
Bank of Nova Scotia (The) 55,041 2,847,236 113,369 133.7
Bombardier, Inc. 49,557 2,127,452 54,878 64.7
Cameco Corp. 26,968 1,167,475 37,031 43.7
Canadian Imperial Bank of Commerce 28,697 1,454,817 31,778 37.5
Cenovus Energy, Inc. 142,322 2,845,284 149,199 175.9
Descartes Systems Group, Inc. (The) 12,472 1,140,808 (12,890) (15.2)
Empire Co. Ltd. 65,605 1,602,166 (2,906) (3.4)
Fairfax Financial Holdings Ltd. 4,333 4,670,638 (247,687) (292.1)
Finning International, Inc. 83,468 2,453,111 170,072 200.6
George Weston Ltd. 13,453 1,817,603 29,299 34.5
Imperial Oil Ltd. 35,786 2,468,337 49,404 58.3
Manulife Financial Corp. 127,604 3,186,921 115,871 136.6
Nutrien Ltd. 21,528 1,169,573 11,761 13.9
Nuvei Corp. 36,978 1,168,948 108,104 127.5
Open Text Corp. 31,506 1,222,513 8,141 9.6
Shopify, Inc. 64,065 4,942,448 (20,337) (24.0)
SNC-Lavalin Group, Inc. 58,982 2,412,316 (30,045) (35.4)
Stantec, Inc. 26,473 2,197,891 (69,576) (82.0)
Suncor Energy, Inc. 104,812 3,868,113 64,224 75.7
TFI International, Inc. 16,680 2,659,835 140,380 165.5
Whitecap Resources, Inc. 303,210 2,294,417 51,484 60.7
Zambia
First Quantum Minerals Ltd. 212,456 2,283,680 (20,390) (24.0)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. (31,932) (1,822,497) 83,687 98.7
BCE, Inc. (59,999) (2,038,872) 12,402 14.6
Brookfield Corp. (40,503) (1,694,814) (34,985) (41.3)
Brookfield Infrastructure Corp. (35,750) (1,287,955) (97,388) (114.8)
Dollarama, Inc. (13,473) (1,026,377) 17,207 20.3
Element Fleet Management Corp. (101,467) (1,639,742) 17,978 21.2
Emera, Inc. (58,928) (2,073,824) (3,480) (4.1)
Enbridge, Inc. (37,662) (1,361,009) (23,912) (28.2)
Franco-Nevada Corp. (10,112) (1,204,885) (27,397) (32.3)
Gildan Activewear, Inc. (49,995) (1,855,412) (166,828) (196.7)
Hydro One Ltd. (121,660) (3,547,724) 126,640 149.3
Intact Financial Corp. (17,261) (2,803,965) 55,814 65.8
Pan American Silver Corp. (73,798) (1,112,514) (66,468) (78.4)
RB Global, Inc. (62,983) (4,797,133) (71,606) (84.4)
Restaurant Brands International, Inc. (23,774) (1,887,984) 26,327 31.0
Rogers Communications, Inc. (28,283) (1,158,840) 34,452 40.6
Royal Bank of Canada (19,647) (1,981,598) (33,070) (39.0)
Teck Resources Ltd. (97,766) (4,474,912) (137,134) (161.7)
Thomson Reuters Corp. (8,373) (1,303,037) 8,530 10.1
Tourmaline Oil Corp. (24,518) (1,146,303) (43,622) (51.4)
WSP Global, Inc. (7,868) (1,311,343) (16,322) (19.2)
Chile
Lundin Mining Corp. (407,727) (4,171,936) (180,603) (213.0)
United States
Brookfield Renewable Corp. (47,620) (1,168,572) (55,546) (65.5)
BRP, Inc. (34,163) (2,293,843) (204,542) (241.2)
GFL Environmental, Inc. (32,243) (1,111,860) (14,996) (17.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.85% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
10-61 months
maturity
ranging from
01/21/2025
- 03/14/2029
$232,353,213 $3,957,604 $(22,963) $3,934,641

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 338,073 3,763,438 259,111 6.6
Amundi SA 23,415 1,608,302 83,785 2.1
Bouygues SA 69,535 2,838,757 15,086 0.4
Cie de Saint-Gobain SA 69,420 5,387,949 210,542 5.4
Dassault Aviation SA 9,588 2,110,990 245,965 6.3
Engie SA 567,996 9,518,110 127,831 3.2
Gaztransport Et Technigaz SA 16,633 2,486,835 33,820 0.9
Orange SA 381,998 4,492,303 123,846 3.1
Rexel SA 116,788 3,154,776 82,975 2.1
Safran SA 14,137 3,201,631 100,197 2.5
SCOR SE 50,993 1,765,252 43,320 1.1
Societe Generale SA 280,354 7,511,530 340,205 8.6
Sodexo SA 29,412 2,521,294 58,324 1.5
SPIE SA 47,381 1,781,077 (9,040) (0.2)
Valeo SE 133,755 1,672,244 43,079 1.1
Verallia SA 75,413 2,931,976 126,707 3.2
Vinci SA 14,859 1,906,836 29,649 0.8
Vivendi SE 512,747 5,587,833 87,040 2.2
Worldline SA/France 135,228 1,672,977 185,621 4.7
Italy
Azimut Holding SpA 116,351 3,163,045 46,253 1.2
Banco BPM SpA 929,770 6,186,018 366,135 9.3
Buzzi SpA 122,869 4,825,428 260,158 6.6
Enel SpA 783,077 5,169,482 38,029 1.0
Intesa Sanpaolo SpA 1,707,893 6,200,569 250,942 6.4
Leonardo SpA 133,819 3,362,022 220,517 5.6
Pirelli & C SpA 735,883 4,505,812 115,504 2.9
Poste Italiane SpA 545,226 6,828,521 (100,676) (2.6)
UniCredit SpA 103,912 3,946,505 227,967 5.8
Unipol Gruppo SpA 780,751 6,542,643 196,655 5.0
Singapore
STMicroelectronics NV 72,727 3,130,045 (104,139) (2.6)
United States
Tenaris SA 163,038 3,223,463 113,665 2.9
Short Positions
Common Stocks
France
Aeroports de Paris SA (17,482) (2,397,034) (45,135) (1.1)
Air Liquide SA (10,014) (2,083,400) 13,148 0.3
Airbus SE (16,805) (3,095,965) (136,774) (3.5)
Bureau Veritas SA (55,917) (1,707,339) (94,221) (2.4)
Capgemini SE (20,173) (4,642,025) 200,385 5.1
EssilorLuxottica SA (18,692) (4,228,348) (51,997) (1.3)
Hermes International SCA (3,046) (7,784,909) 27,977 0.7
Kering SA (12,413) (4,916,584) 754,159 19.2
L'Oreal SA (4,482) (2,122,548) 12,525 0.3
Pernod Ricard SA (49,283) (7,978,137) (61,278) (1.6)
Sartorius Stedim Biotech (27,421) (7,821,195) 15,381 0.4

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy
Amplifon SpA (65,472) (2,386,630) (146,105) (3.7)
Davide Campari-Milano NV (277,147) (2,785,320) 40,230 1.0
DiaSorin SpA (19,993) (1,929,421) 86,891 2.2
Ferrari NV (21,085) (9,193,808) (240,372) (6.1)
FinecoBank Banca Fineco SpA (155,307) (2,326,002) (121,843) (3.1)
Interpump Group SpA (41,242) (2,010,006) (76,300) (1.9)
Recordati Industria Chimica e Farmaceutica SpA (33,095) (1,827,432) 24,206 0.6
Luxembourg
Eurofins Scientific SE (95,567) (6,087,662) (313,924) (8.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.75% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
10-58 months
maturity
ranging from
01/21/2025
- 12/29/2028
$20,367,896 $207,993 $16 $208,009
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 691,900 1,757,512 10,148 4.9
Yangzijiang Shipbuilding Holdings Ltd. 1,344,400 1,901,589 198,998 95.7
Singapore
Genting Singapore Ltd. 2,235,500 1,466,123 9,178 4.4
Jardine Cycle & Carriage Ltd. 42,000 751,994 (3,555) (1.7)
Oversea-Chinese Banking Corp. Ltd. 21,300 212,827 2,075 1.0
Singapore Airlines Ltd. 349,800 1,657,879 10,237 4.9
United Overseas Bank Ltd. 89,100 1,937,037 27,351 13.1
Short Positions
Common Stocks
Singapore
CapitaLand Investment Ltd/Singapore (923,200) (1,831,953) (6,407) (3.1)
City Developments Ltd. (841,600) (3,645,683) 575 0.3
DBS Group Holdings Ltd. (23,700) (632,501) (19,926) (9.6)
Keppel Ltd. (170,200) (924,875) (21,091) (10.1)
Seatrium Ltd. (30,410,200) (1,777,287) 46,987 22.6
Singapore Technologies Engineering Ltd. (628,300) (1,870,636) (46,577) (22.4)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-15.32% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
10-63 months
maturity
ranging from
01/22/2025
- 03/14/2029
$1,189,898,225 $2,934,128 $28,430,489 $31,364,617
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 123,142 13,061,672 156,390 0.5
Apple, Inc. 53,614 9,193,729 (120,095) (0.4)
AT&T, Inc. 542,416 9,546,522 162,725 0.5
Baker Hughes Co. 284,529 9,531,722 315,827 1.0
Centene Corp. 106,540 8,361,259 155,548 0.5
Crocs, Inc. 60,565 8,709,247 838,220 2.7
Exelixis, Inc. 272,309 6,461,893 152,493 0.5
Flowserve Corp. 212,844 9,722,714 240,514 0.8
Gates Industrial Corp. plc 341,202 6,042,687 194,485 0.6
General Dynamics Corp. 23,576 6,659,984 115,287 0.4
General Electric Co. 48,367 8,489,860 271,823 0.9
Humana, Inc. 25,581 8,869,444 (12,023) 0.0(a)
Huntington Ingalls Industries, Inc. 24,493 7,138,975 21,554 0.1
KB Home 92,698 6,570,434 354,106 1.1
Marathon Petroleum Corp. 31,126 6,271,889 249,631 0.8
Martin Marietta Materials, Inc. 9,848 6,046,081 169,189 0.5
Medpace Holdings, Inc. 15,674 6,334,647 207,367 0.7
Neurocrine Biosciences, Inc. 54,507 7,517,605 (82,851) (0.3)
PPG Industries, Inc. 56,867 8,240,028 331,535 1.1
PulteGroup, Inc. 50,085 6,041,253 522,887 1.7
Ralph Lauren Corp. 41,986 7,883,291 200,273 0.6
Skechers USA, Inc. 151,617 9,288,057 163,746 0.5
TD SYNNEX Corp. 68,270 7,721,337 710,008 2.3
Terex Corp. 133,874 8,621,486 744,339 2.4
Toll Brothers, Inc. 66,728 8,632,601 653,267 2.1
Valero Energy Corp. 56,449 9,635,280 248,376 0.8
Vertiv Holdings Co. 108,991 8,901,295 493,729 1.6
Short Positions
Common Stocks
United States
Avery Dennison Corp. (27,490) (6,137,142) (241,362) (0.8)
Biogen, Inc. (27,480) (5,925,512) 103,600 0.3
BJ's Wholesale Club Holdings, Inc. (110,459) (8,356,223) 82,844 0.3
Celanese Corp. (71,931) (12,362,062) (686,941) (2.2)
Chevron Corp. (40,080) (6,322,219) (93,386) (0.3)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Columbia Sportswear Co. (95,025) (7,714,130) (413,359) (1.3)
Dollar Tree, Inc. (44,380) (5,909,197) (261,842) (0.8)
Dover Corp. (35,173) (6,232,304) (97,429) (0.3)
Graphic Packaging Holding Co. (223,726) (6,528,325) (463,113) (1.5)
Hayward Holdings, Inc. (477,157) (7,305,274) (529,644) (1.7)
HEICO Corp. (45,620) (8,713,420) (135,948) (0.4)
Honeywell International, Inc. (28,575) (5,865,019) (242,602) (0.8)
Ionis Pharmaceuticals, Inc. (142,155) (6,162,419) (187,645) (0.6)
Neogen Corp. (403,504) (6,367,293) (286,488) (0.9)
Permian Resources Corp. (332,719) (5,875,818) (369,318) (1.2)
PVH Corp. (46,460) (6,532,741) (548,228) (1.7)
Repligen Corp. (36,168) (6,652,019) 373,615 1.2
Shockwave Medical, Inc. (21,829) (7,108,177) (1,059,142) (3.4)
Tempur Sealy International, Inc. (121,861) (6,924,142) (515,472) (1.6)
T-Mobile US, Inc. (37,205) (6,072,600) (77,014) (0.2)
UnitedHealth Group, Inc. (29,540) (14,613,438) (225,981) (0.7)
Waters Corp. (20,139) (6,932,448) 61,223 0.2
YETI Holdings, Inc. (173,086) (6,672,465) (335,787) (1.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.28% to 0.28%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
25-76 months
maturity
05/14/2024
$18,297,461 $(363,074) $57,639 $(305,435)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 43,350 2,011,020 (22,251) 7.3
Adecco Group AG (Registered) 8,110 320,850 2,601 (0.9)
DKSH Holding AG 19,143 1,302,238 (37,146) 12.2
Galenica AG 2,706 225,805 468 (0.2)
Georg Fischer AG (Registered) 20,031 1,485,625 (53,598) 17.5
Novartis AG (Registered) 42,812 4,146,704 86,482 (28.3)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Switzerland
Bachem Holding AG (12,845) (1,230,077) (74,974) 24.5
EMS-Chemie Holding AG (Registered) (774) (593,208) (34,068) 11.2
SIG Group AG (156,035) (3,459,961) (198,599) 65.0
Straumann Holding AG (Registered) (16,123) (2,572,549) (2,630) 0.9
Swisscom AG (Registered) (550) (336,630) (15,480) 5.1
Tecan Group AG (Registered) (1,479) (612,794) (13,879) 4.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.63% to 0.28%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
21-85 months
maturity
12/18/2024
$39,284,787 $551,984 $(15,201) $536,783
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 21,949 1,016,801 66,299 12.4
Proximus SADP 224,954 1,819,702 23,784 4.4
Solvay SA 8,318 227,012 16,664 3.1
Germany
Bayerische Motoren Werke AG 17,063 1,968,709 17,785 3.3
Bechtle AG 4,515 238,637 (773) (0.1)
Brenntag SE 7,571 638,092 (807) (0.2)
Evonik Industries AG 22,093 437,004 31,331 5.8
Freenet AG 29,223 822,389 31,686 5.9
GEA Group AG 35,449 1,498,790 16,064 3.0
HOCHTIEF AG 1,734 201,496 1,890 0.4
TeamViewer SE 85,590 1,275,484 32,143 6.0
thyssenkrupp AG 182,919 981,254 28,486 5.3
Spain
Acerinox SA 178,819 1,963,731 107,851 20.1
Banco de Sabadell SA 2,493,623 3,922,918 170,026 31.7
Banco Santander SA 148,617 725,910 62,522 11.6
Mapfre SA 727,844 1,840,119 217,824 40.6
Telefonica SA 17,568 77,585 3,705 0.7
United States
Signify NV 47,798 1,471,437 105,946 19.7

Schedule of Investments
March 31, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
D'ieteren Group (7,132) (1,581,178) (60,003) (11.2)
Elia Group SA/NV (1,388) (149,828) (4,950) (0.9)
Umicore SA (22,473) (484,509) 16,635 3.1
Finland
Neste OYJ (4,990) (135,305) (1,257) (0.2)
Stora Enso OYJ (12,044) (167,484) (15,199) (2.8)
Germany
Aurubis AG (5,360) (376,975) (10,125) (1.9)
Carl Zeiss Meditec AG (6,580) (821,352) 30,508 5.7
Fraport AG Frankfurt Airport Services Worldwide (27,424) (1,445,329) 80,737 15.0
Merck KGaA (5,192) (915,534) (39,477) (7.4)
Siemens Energy AG (2,660) (48,821) (6,263) (1.2)
Netherlands
IMCD NV (1,853) (326,147) (7,089) (1.3)
SBM Offshore NV (44,449) (709,925) (38,572) (7.2)
Universal Music Group NV (5,616) (168,763) (7,295) (1.4)
Spain
Acciona SA (6,448) (784,726) (16,041) (3.0)
Amadeus IT Group SA (3,208) (205,943) (7,423) (1.4)
Cellnex Telecom SA (146,394) (5,178,644) (168,877) (31.5)
Corp. ACCIONA Energias Renovables SA (19,350) (421,647) (2,462) (0.5)
Fluidra SA (37,249) (881,497) (14,281) (2.7)
Iberdrola SA (10,801) (134,152) (6,148) (1.1)
Naturgy Energy Group SA (7,163) (155,456) (3,064) (0.6)
Preferred Stocks
Germany
Sartorius AG (Preference) (7,717) (3,064,502) (99,796) (18.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
28-37 months
maturity
02/21/2025
$14,518,237 $2,622 $(21,905) $(19,283)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Guatemala
Millicom International Cellular SA 58,131 1,185,356 99,201 (514.4)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden
Billerud Aktiebolag 150,290 1,348,651 24,908 (129.2)
Elekta AB 120,869 911,052 16,956 (87.9)
H & M Hennes & Mauritz AB 107,181 1,747,702 288,182 (1,494.5)
Trelleborg AB 8,803 314,777 (11,799) 61.2
Volvo Car AB 72,966 276,248 35,005 (181.5)
Short Positions
Common Stocks
Sweden
Beijer Ref AB (116,281) (1,726,529) (258,895) 1,342.6
Epiroc AB (79,062) (1,484,196) 17,420 (90.3)
EQT AB (8,338) (263,977) (3,804) 19.7
Hexagon AB (8,870) (104,852) (1,725) 8.9
Holmen AB (30,553) (1,242,893) (40,639) 210.8
Indutrade AB (37,047) (1,009,043) (44,796) 232.3
Lifco AB (10,672) (278,692) (2,520) 13.1
Nibe Industrier AB (59,020) (290,225) 13,035 (67.6)
Securitas AB (77,312) (797,012) (10,097) 52.4
Svenska Cellulosa AB SCA (99,976) (1,537,032) (117,810) 611.0
(a) Represents less than 0.05% of swap value.

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2024

INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 9.5%
Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp. (1)*
2,321 67,309
APA Corp. (1)
2,126 73,092
Cheniere Energy, Inc. (1)
775 124,992
Chesapeake Energy Corp. (1)
838 74,440
Chevron Corp. (1)
3,384 533,792
ConocoPhillips (1)
2,197 279,634
Coterra Energy, Inc. (1)
3,055 85,173
Devon Energy Corp. (1)
1,856 93,134
Diamondback Energy, Inc. (1)
741 146,844
DT Midstream, Inc. (1)
1,365 83,402
EOG Resources, Inc. (1)
1,245 159,161
EQT Corp. (1)
2,229 82,629
Exxon Mobil Corp. (1)
5,932 689,536
Hess Corp. (1)
913 139,360
HF Sinclair Corp. (1)
1,475 89,046
Kinder Morgan, Inc. (1)
6,263 114,863
Marathon Oil Corp. (1)
3,613 102,392
Marathon Petroleum Corp. (1)
1,436 289,354
New Fortress Energy, Inc. (1)
1,553 47,506
Occidental Petroleum Corp. (1)
1,991 129,395
ONEOK, Inc. (1)
1,720 137,892
Ovintiv, Inc. (1)
1,770 91,863
Phillips 66 (1)
1,365 222,959
Pioneer Natural Resources Co. (1)
542 142,275
Range Resources Corp. (1)
2,702 93,030
Southwestern Energy Co. (1)*
11,217 85,025
Targa Resources Corp. (1)
1,393 156,002
Valero Energy Corp. (1)
1,075 183,492
Williams Cos., Inc. (The) (1)
3,452 134,525
Total Energy 4,652,117
Financials - 6.0%
Banks - 6.0%
ABN AMRO Bank NV, CVA
(Netherlands) (a) 10,059 172,132
Banco Bilbao Vizcaya Argentaria SA
(Spain) 44,089 525,034
Banco Santander SA (Spain)
106,908 522,185
Barclays plc (United Kingdom)
139,041 322,248
BNP Paribas SA (France)
6,806 484,553
CaixaBank SA (Spain)
56,069 272,079
Commerzbank AG (Germany)
16,378 225,102
Credit Agricole SA (France)
17,694 263,958
DNB Bank ASA (Norway)
7,870 156,436
FinecoBank Banca Fineco SpA
(Italy) 11,403 170,781
HSBC Holdings plc (United
Kingdom) 107,526 840,512
ING Groep NV (Netherlands)
26,262 432,359
Intesa Sanpaolo SpA (Italy)
119,981 435,596
KBC Group NV (Belgium)
3,078 230,764
Lloyds Banking Group plc (United
Kingdom) 529,751 346,455
INVESTMENTS SHARES VALUE ($)
Banks - 6.0% (continued)
Mediobanca Banca di Credito
Finanziario SpA (Italy) 16,044 239,079
NatWest Group plc (United
Kingdom) 63,998 214,351
Nordea Bank Abp (Finland)
27,051 301,470
Skandinaviska Enskilda Banken AB,
Class A (Sweden) 21,080 285,582
Societe Generale SA (France)
8,889 238,163
Standard Chartered plc (United
Kingdom) 28,075 238,012
Svenska Handelsbanken AB, Class
A (Sweden) 22,778 230,285
Swedbank AB, Class A (Sweden)
12,044 239,046
UniCredit SpA (Italy)
14,605 554,688
Total Financials 7,940,870
TOTAL COMMON STOCKS
(Cost $10,345,057) 12,592,987
SHORT-TERM INVESTMENTS - 66.4%
INVESTMENT COMPANIES - 40.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.16% (1)(b)(c) 2,920,799 2,920,799
Limited Purpose Cash Investment
Fund, 5.33% (1)(b) 50,855,602 50,835,260
TOTAL INVESTMENT COMPANIES
(Cost $53,743,059) 53,756,059

PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 25.5%
U.S. Treasury Bills
5.49%, 4/4/2024 (d) $ 11,483,000 11,478,032
5.48%, 4/18/2024 (d)(e) 1,826,000 1,821,461
5.47%, 4/25/2024 (d) 1,582,000 1,576,456
5.40%, 5/9/2024 (d)(e) 1,166,000 1,159,515
5.41%, 5/16/2024 (d)(e) 713,000 708,340
5.21%, 6/27/2024 (d) 743,000 733,632
5.11%, 7/18/2024 (d)(e) 1,502,000 1,478,736
5.18%, 8/8/2024 (d) 843,000 827,522
5.20%, 8/15/2024 (d) 1,489,000 1,460,268
5.23%, 8/22/2024 (d)(e) 2,049,000 2,007,234
5.27%, 8/29/2024 (d)(e) 3,252,000 3,182,763
5.24%, 9/5/2024 (d) 2,647,000 2,587,907
5.23%, 9/12/2024 (d)(e) 988,000 965,036
5.27%, 9/19/2024 (d) 3,714,000 3,623,705
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $33,611,768) 33,610,607
TOTAL SHORT-TERM INVESTMENTS
(Cost $87,354,827) 87,366,666
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 75.9%
(Cost $97,699,884) 99,959,653
OTHER ASSETS IN EXCESS OF
LIABILITIES - 24.1% ‡ 31,659,366
NET ASSETS - 100.0% 131,619,019

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
SECTOR VALUE
% OF NET
ASSETS
Energy $ 4,652,117 3.5%
Financials 7,940,870 6.0
Investment Companies 53,756,059 40.9
U.S. Treasury Obligations 33,610,607 25.5
Total Investments In Securities
At Value 99,959,653 75.9
Other Assets in Excess of
Liabilities ‡ 31,659,366 24.1
Net Assets
$ 131,619,019 100.0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2024 amounted to $172,132, which represents 0.13% of net assets of the Fund.
(b) Represents 7-day effective yield as of March 31, 2024.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Credit default swap contracts outstanding - sell protection as of March 31, 2024 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 41.V1 5.00 % Quarterly 6/20/2029 2.97 % EUR 5,550,000 $ 562,567 $ (27,094) $ 535,473
iTraxx Europe Main Index
Series 41.V1 1.00 Quarterly 6/20/2029 0.54 EUR 5,931,000 143,436 (711) 142,725
Markit CDX North America
High Yield Index Series
42.V1 5.00 Quarterly 6/20/2029 3.34 USD 4,563,000 332,517 6,227 338,744
Markit CDX North America
Investment Grade Index
Series 42.V1 1.00 Quarterly 6/20/2029 0.51 USD 6,991,000 160,032 (366) 159,666
1,198,552 (21,944) 1,176,608
Markit CDX North America
Emerging Markets Index
Series 41.V1 1.00 % Quarterly 6/20/2029 1.68 % USD 3,066,000 $ (91,103) $ (1,950) $ (93,053)
(91,103) (1,950) (93,053)
$ 1,107,449 $ (23,894) $ 1,083,555

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
Forward effective interest rate swap contracts outstanding as of March 31, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.50% Semi 6/21/2034 CAD 6,800,000 $ 11,586 $ 18,104 $ 29,690
Pay 1D CORRA Semi 3.50% Semi 9/20/2034 CAD 6,500,000 32,503 9,580 42,083
Pay 1D SARON Annual 1.00% Annual 6/17/2026 CHF 50,900,000 (50,999) 51,635 636
Pay 1D SARON Annual 1.00% Annual 9/16/2026 CHF 117,300,000 136,132 (44,963) 91,169
Pay 1D SOFR Annual 4.00% Annual 9/19/2029 USD 65,600,000 672,326 (122,266) 550,060
Pay 1D SOFR Annual 4.00% Annual 6/21/2034 USD 17,400,000 272,731 2,497 275,228
Pay 1D SOFR Annual 4.00% Annual 9/20/2034 USD 9,400,000 144,656 45,641 190,297
Pay 1D SONIA Annual 4.00% Annual 6/20/2029 GBP 2,800,000 44,278 (407) 43,871
Pay 1D SONIA Annual 4.00% Annual 9/19/2029 GBP 1,400,000 28,148 785 28,933
Pay 1D SONIA Annual 4.00% Annual 6/17/2054 GBP 3,600,000 152,087 120,058 272,145
Pay 1D SONIA Annual 4.00% Annual 9/16/2054 GBP 6,700,000 359,771 173,169 532,940
Pay 1D TONAR Annual 0.50% Annual 6/17/2026 JPY 11,205,000,000 274,599 (29,465) 245,134
Pay 1D TONAR Annual 0.50% Annual 9/16/2026 JPY 11,232,100,000 119,016 55,955 174,971
Pay 1D TONAR Annual 1.50% Annual 6/15/2044 JPY 632,300,000 33,143 80,343 113,486
Pay 1D TONAR Annual 1.50% Annual 9/21/2044 JPY 2,153,200,000 316,050 6,960 323,010
Pay 3M BBR Qtrly 5.00% Semi 6/14/2034 NZD 300,000 3,202 6,215 9,417
Pay 3M BBR Qtrly 4.50% Semi 6/14/2034 NZD 10,000,000 57,037 20,793 77,830
Pay 3M BBR Qtrly 4.50% Semi 9/13/2034 NZD 16,800,000 83,760 65,414 149,174
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 6/17/2026 KRW 6,760,800,000 12,665 5,441 18,106
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 9/16/2026 KRW 7,475,600,000 23,480 2,803 26,283
Pay 3M STIBOR Qtrly 3.00% Annual 6/20/2029 SEK 108,600,000 171,808 (9,329) 162,479
Pay 6M BBR Semi 4.00% Semi 6/07/2029 AUD 14,600,000 11,571 212 11,783
Pay 6M BBR Semi 4.50% Semi 6/07/2029 AUD 14,200,000 21,098 205,615 226,713
Pay 6M BBR Semi 4.50% Semi 6/08/2034 AUD 22,200,000 78,003 255,313 333,316
Pay 6M BBR Semi 4.50% Semi 9/07/2034 AUD 20,500,000 103,995 197,298 301,293
Pay 6M EURIBOR Semi 2.50% Annual 9/16/2054 EUR 1,100,000 26,573 26,596 53,169
Pay 6M NIBOR Semi 4.00% Annual 9/19/2029 NOK 94,000,000 30,108 63,006 93,114
Pay 6M NIBOR Semi 4.00% Annual 9/20/2034 NOK 68,400,000 161,409 21,953 183,362
Receive 1D CORRA Semi 4.00% Semi 6/17/2026 CAD 5,300,000 2,696 2,995 5,691
Receive 1D CORRA Semi 3.50% Semi 6/17/2026 CAD 28,500,000 131,317 52,233 183,550
Receive 1D SARON Annual 1.00% Annual 6/21/2034 CHF 22,700,000 663,411 (313,031) 350,380
Receive 1D SARON Annual 1.00% Annual 9/20/2034 CHF 17,300,000 345,458 (74,282) 271,176
Receive 1D SOFR Annual 4.00% Annual 6/17/2026 USD 159,200,000 171,542 879,761 1,051,303
Receive 1D SOFR Annual 4.00% Annual 9/16/2026 USD 265,700,000 399,938 361,696 761,634
Receive 1D SOFR Annual 3.50% Annual 6/17/2054 USD 3,400,000 71,079 (17,830) 53,249
Receive 1D SONIA Annual 4.00% Annual 6/17/2026 GBP 5,200,000 32,673 (6,387) 26,286
Receive 1D SONIA Annual 3.50% Annual 6/21/2034 GBP 7,200,000 177,514 (89,613) 87,901
Receive 1D SONIA Annual 3.50% Annual 9/20/2034 GBP 47,000,000 935,076 (550,410) 384,666
Receive 1D SORA Semi 2.50% Semi 6/17/2026 SGD 900,000 7,408 (118) 7,290
Receive 3M BBR Qtrly 4.50% Semi 6/10/2026 NZD 20,900,000 17,942 11,916 29,858
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/17/2026 KRW 2,700,000,000 11,620 340 11,960
Receive 3M JIBAR Qtrly 8.00% Qtrly 6/17/2026 ZAR 63,600,000 7,338 (92) 7,246
Receive 3M STIBOR Qtrly 2.50% Annual 6/17/2026 SEK 348,000,000 359,327 (23,199) 336,128
Receive 3M STIBOR Qtrly 3.00% Annual 6/17/2026 SEK 515,200,000 (122,774) 165,068 42,294
Receive 6M BUBOR Semi 6.00% Annual 9/16/2026 HUF 1,450,700,000 21,412 3,599 25,011
Receive 6M EURIBOR Semi 2.50% Annual 6/17/2026 EUR 66,600,000 148,966 473,063 622,029
Receive 6M NIBOR Semi 3.50% Annual 6/17/2026 NOK 17,000,000 (1,833) 24,576 22,743
Receive 6M NIBOR Semi 4.00% Annual 6/17/2026 NOK 105,600,000 (33,721) 84,524 50,803
Receive 6M NIBOR Semi 4.00% Annual 9/16/2026 NOK 424,200,000 121,791 (37,738) 84,053
Receive 6M NIBOR Semi 3.50% Annual 6/21/2034 NOK 3,500,000 5,814 (847) 4,967
Receive 6M NIBOR Semi 3.50% Annual 9/20/2034 NOK 2,000,000 3,140 (965) 2,175
Receive 6M PRIBOR Semi 3.00% Annual 6/17/2026 CZK 55,500,000 28,827 3,673 32,500

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M WIBOR Semi 4.50% Annual 9/16/2026 PLN 41,700,000 $ 45,387 $ 61,650 $ 107,037
6,882,084 2,239,538 9,121,622
Pay 1D SARON Annual 1.00% Annual 6/20/2029 CHF 27,300,000 (119,283) 75,784 (43,499)
Pay 1D SARON Annual 1.00% Annual 9/19/2029 CHF 15,700,000 (28,552) 8,593 (19,959)
Pay 1D SOFR Annual 3.50% Annual 6/20/2029 USD 50,400,000 (323,420) (564,137) (887,557)
Pay 1D SOFR Annual 3.50% Annual 9/16/2054 USD 1,400,000 (34,293) 19,272 (15,021)
Pay 1D SONIA Annual 4.00% Annual 9/16/2026 GBP 143,100,000 (447,719) 362,786 (84,933)
Pay 1D SORA Semi 3.00% Semi 6/17/2026 SGD 900,000 (1,065) (37) (1,102)
Pay 1D TONAR Annual 0.50% Annual 6/20/2029 JPY 1,670,600,000 (46,927) 32,973 (13,954)
Pay 1D TONAR Annual 0.50% Annual 9/19/2029 JPY 7,787,500,000 (230,113) 70,541 (159,572)
Pay 1M TIIE Monthly 9.00% Monthly 9/17/2026 MXN 93,000,000 (6,741) 1,457 (5,284)
Pay 3M BBR Qtrly 4.00% Semi 6/13/2029 NZD 200,000 (1,736) 523 (1,213)
Pay 3M BBR Qtrly 4.00% Semi 6/14/2034 NZD 5,400,000 (104,303) 15,290 (89,013)
Pay 3M HIBOR Qtrly 4.00% Qtrly 9/16/2026 HKD 7,000,000 (1,137) 876 (261)
Pay 3M STIBOR Qtrly 2.50% Annual 9/19/2029 SEK 87,000,000 26,940 (55,604) (28,664)
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2034 SEK 60,300,000 (1,972) (53,718) (55,690)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2034 SEK 132,100,000 (100,311) 11,905 (88,406)
Pay 6M BBR Semi 4.00% Semi 6/08/2034 AUD 500,000 (7,679) 1,871 (5,808)
Pay 6M EURIBOR Semi 2.50% Annual 6/20/2029 EUR 33,000,000 (98,832) (51,820) (150,652)
Pay 6M EURIBOR Semi 2.50% Annual 9/19/2029 EUR 64,200,000 (473,800) 422,298 (51,502)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2034 EUR 26,300,000 (362,618) 233,300 (129,318)
Pay 6M EURIBOR Semi 2.50% Annual 9/20/2034 EUR 8,700,000 (42,560) 26,599 (15,961)
Pay 6M NIBOR Semi 3.50% Annual 6/20/2029 NOK 40,600,000 (10,313) (45,527) (55,840)
Pay 6M WIBOR Semi 5.00% Annual 6/17/2026 PLN 1,600,000 (2,382) – (2,382)
Receive 1D CORRA Semi 4.00% Semi 9/16/2026 CAD 11,500,000 (33,987) 558 (33,429)
Receive 1D CORRA Semi 3.50% Semi 6/20/2029 CAD 6,000,000 418 (13,076) (12,658)
Receive 1D CORRA Semi 3.50% Semi 9/19/2029 CAD 1,600,000 (4,268) (3,677) (7,945)
Receive 1D SORA Semi 3.00% Semi 9/16/2026 SGD 700,000 (12) (20) (32)
Receive 1D TONAR Annual 1.00% Annual 6/21/2034 JPY 4,867,600,000 (62,821) (353,539) (416,360)
Receive 1D TONAR Annual 1.00% Annual 9/20/2034 JPY 10,553,200,000 (407,278) (262,396) (669,674)
Receive 3M BBR Qtrly 5.00% Semi 6/10/2026 NZD 21,900,000 (81,613) (8,767) (90,380)
Receive 3M BBR Qtrly 4.00% Qtrly 6/11/2026 AUD 157,200,000 (293,248) (16,332) (309,580)
Receive 3M BBR Qtrly 4.50% Qtrly 6/11/2026 AUD 11,200,000 (90,845) (249) (91,094)
Receive 3M BBR Qtrly 4.00% Qtrly 9/10/2026 AUD 107,900,000 (196,274) (129,181) (325,455)
Receive 3M BBR Qtrly 5.00% Semi 9/16/2026 NZD 8,700,000 (44,032) (12,420) (56,452)
Receive 3M BBR Qtrly 4.50% Semi 9/16/2026 NZD 20,000,000 (18,124) (609) (18,733)
Receive 3M BBR Qtrly 4.50% Semi 6/13/2029 NZD 7,200,000 20,989 (72,251) (51,262)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2029 NZD 13,000,000 (35,875) (81,109) (116,984)
Receive 3M STIBOR Qtrly 3.50% Annual 6/17/2026 SEK 1,000,000 (495) (307) (802)
Receive 3M STIBOR Qtrly 3.00% Annual 9/16/2026 SEK 523,700,000 (216,750) 103,356 (113,394)
Receive 6M BBR Semi 4.00% Semi 9/13/2029 AUD 100,000 129 (279) (150)
Receive 6M BBR Semi 5.00% Semi 6/08/2034 AUD 100,000 (3,577) (588) (4,165)
Receive 6M EURIBOR Semi 3.00% Annual 6/17/2026 EUR 88,600,000 (41,195) 3,662 (37,533)
Receive 6M EURIBOR Semi 3.00% Annual 9/16/2026 EUR 155,700,000 (722,447) 58,287 (664,160)
Receive 6M EURIBOR Semi 2.50% Annual 6/17/2054 EUR 3,500,000 (33,080) (119,527) (152,607)
(4,683,201) (395,239) (5,078,440)
$ 2,198,883 $ 1,844,299 $ 4,043,182
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
(a) Floating rate indices at March 31, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 5.05%
1 Day Secured Overnight Financing Rate (“SOFR”): 5.34%
1 Day Singapore Overnight Rate Average (“SORA”): 3.69%
1 Day Sterling Overnight Index Average (“SONIA”): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.46%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.08%
1 Month Mexico Equilibrium Interbank Interest Rate (“TIIE”): 11.25%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.34%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 4.72%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 8.35%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 3.64%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 4.03%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.50%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 7.58%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.85%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.87%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 5.23%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.76%
Total return swap contracts outstanding as of March 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 04/29/2024 HKD 2,034,900 $ 696
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 06/13/2024 KRW 1,127,100,000 31,851
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/17/2024 TWD 32,323,200 15,658
WIG20 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 06/21/2024 PLN 3,061,800 11,229
MSCI Daily TR
Net Emerging
Markets Korea
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 06/20/2024 USD 305,571 –
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.75%)
Monthly GSIN 06/20/2024 USD (1,563,947) 56,623

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.28%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2024 EUR 14,545 $ 114
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.04%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2024 EUR 289 7
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.36%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2024 EUR 3,834,142 126,997
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2024 JPY 516,901,594 157,848
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2024 PLN 437,930 1,840
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.09%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2024 EUR 464,767 19,122

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.65%)
Monthly GSIN 06/19/2024 CHF (1,188,993) $ 1,199
Total unrealized appreciation 423,184
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 04/19/2024 EUR (1,059,936) (25,794)
DTOP Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MLIN 06/20/2024 ZAR (770,100) (1,113)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/17/2024 BRL 31,554,530 (97,046)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
Monthly MLIN 06/21/2024 CHF (7,795,450) (48,538)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.25%)
Monthly GSIN 06/19/2024 AUD (2,049,973) (27,039)
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.40%)
Increases in
total return of
reference entity
Monthly GSIN 06/19/2024 BRL 19,402,181 (5,774)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.85%)
Monthly GSIN 06/19/2024 CAD (3,422,286) (18,470)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(-0.60%)
Monthly GSIN 06/19/2024 MXN (10,801,160) (2,833)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.08%)
Monthly GSIN 06/19/2024 EUR (287,372) $ (6,829)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.05%)
Monthly GSIN 06/19/2024 SGD (3,534,475) (25,119)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.47%)
Monthly GSIN 06/19/2024 ZAR (6,652,818) (1,157)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-2.30%)
Monthly GSIN 06/19/2024 SEK (2,078,698) (644)
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SONIA plus or
minus a specified
spread (0.18%)
Monthly GSIN 06/19/2024 GBP (242,052) (6,872)
Tel Aviv Stock
Exchange 35
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TELBOR plus or
minus a specified
spread (-0.60%)
Monthly BANA 06/19/2024 ILS (617,357) (8,542)
Total unrealized depreciation (275,770)
Net unrealized appreciation $ 147,414

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 445 4/2024 USD $ 38,715,000 $ 928,545
CAC 40 10 Euro Index 19 4/2024 EUR 1,685,665 15,153
Hang Seng Index 4 4/2024 HKD 423,412 (1,107)
HSCEI 21 4/2024 HKD 779,964 934
IBEX 35 Index 27 4/2024 EUR 3,223,730 172,453
LME Aluminum Base Metal 1 4/2024 USD 57,673 3,564
LME Aluminum Base Metal 1 4/2024 USD 57,673 3,002
LME Aluminum Base Metal 1 4/2024 USD 57,497 1,392
LME Aluminum Base Metal 1 4/2024 USD 57,397 219
LME Aluminum Base Metal 1 4/2024 USD 57,692 3,695
LME Aluminum Base Metal 1 4/2024 USD 57,477 1,312
LME Aluminum Base Metal 2 4/2024 USD 115,346 6,630
LME Aluminum Base Metal 2 4/2024 USD 115,124 3,753
LME Aluminum Base Metal 7 4/2024 USD 402,621 10,512
LME Aluminum Base Metal 10 4/2024 USD 578,308 8,230
LME Aluminum Base Metal 11 4/2024 USD 635,932 16,022
LME Aluminum Base Metal 12 4/2024 USD 692,799 23,280
LME Aluminum Base Metal 13 4/2024 USD 750,399 20,978
LME Aluminum Base Metal 14 4/2024 USD 808,406 17,987
LME Aluminum Base Metal 18 4/2024 USD 1,035,711 27,942
LME Copper Base Metal 1 4/2024 USD 220,162 4,317
LME Copper Base Metal 1 4/2024 USD 219,752 10,562
LME Copper Base Metal 1 4/2024 USD 220,127 7,074
LME Copper Base Metal 1 4/2024 USD 219,696 11,958
LME Copper Base Metal 2 4/2024 USD 439,754 22,181
LME Copper Base Metal 2 4/2024 USD 439,969 11,419
LME Copper Base Metal 2 4/2024 USD 438,413 13,758
LME Copper Base Metal 4 4/2024 USD 879,794 23,383
LME Copper Base Metal 5 4/2024 USD 1,097,568 49,504
LME Copper Base Metal 6 4/2024 USD 1,315,465 49,853
LME Copper Base Metal 8 4/2024 USD 1,755,468 78,547
LME Copper Base Metal 9 4/2024 USD 1,974,220 85,397
LME Copper Base Metal 10 4/2024 USD 2,193,958 93,756
LME Copper Base Metal 10 4/2024 USD 2,194,735 89,833
LME Lead Base Metal 1 4/2024 USD 50,634 (945)
LME Lead Base Metal 1 4/2024 USD 50,736 (2,082)
LME Lead Base Metal 1 4/2024 USD 50,687 (945)
LME Lead Base Metal 1 4/2024 USD 50,705 (925)
LME Lead Base Metal 1 4/2024 USD 50,817 (3,512)
LME Lead Base Metal 4 4/2024 USD 202,892 (5,289)
LME Lead Base Metal 5 4/2024 USD 254,016 (8,497)
LME Lead Base Metal 5 4/2024 USD 254,469 (15,544)
LME Nickel Base Metal 1 4/2024 USD 99,515 1,250
LME Nickel Base Metal 1 4/2024 USD 99,660 3,617
LME Nickel Base Metal 1 4/2024 USD 99,414 2,066
LME Nickel Base Metal 1 4/2024 USD 99,488 2,262
LME Nickel Base Metal 1 4/2024 USD 99,420 2,919
LME Nickel Base Metal 1 4/2024 USD 99,723 (690)
LME Nickel Base Metal 1 4/2024 USD 99,501 1,308
LME Nickel Base Metal 2 4/2024 USD 199,227 4,354
LME Nickel Base Metal 2 4/2024 USD 199,383 3,237
LME Nickel Base Metal 2 4/2024 USD 199,414 (1,027)
LME Nickel Base Metal 2 4/2024 USD 198,921 3,859

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 2 4/2024 USD $ 199,571 $ 3,438
LME Nickel Base Metal 3 4/2024 USD 298,746 8,847
LME Nickel Base Metal 3 4/2024 USD 298,793 7,994
LME Zinc Base Metal 1 4/2024 USD 60,198 (4,567)
LME Zinc Base Metal 1 4/2024 USD 60,161 (1,017)
LME Zinc Base Metal 1 4/2024 USD 59,867 (3,838)
LME Zinc Base Metal 2 4/2024 USD 120,216 (2,469)
LME Zinc Base Metal 2 4/2024 USD 119,981 (5,811)
LME Zinc Base Metal 3 4/2024 USD 180,024 (8,370)
LME Zinc Base Metal 3 4/2024 USD 179,654 (11,623)
LME Zinc Base Metal 3 4/2024 USD 180,276 (7,358)
LME Zinc Base Metal 3 4/2024 USD 180,736 (11,348)
LME Zinc Base Metal 4 4/2024 USD 239,820 (11,954)
LME Zinc Base Metal 4 4/2024 USD 239,750 (11,277)
LME Zinc Base Metal 4 4/2024 USD 240,493 (6,347)
LME Zinc Base Metal 5 4/2024 USD 299,864 (14,030)
LME Zinc Base Metal 8 4/2024 USD 482,070 (29,204)
RBOB Gasoline 64 4/2024 USD 7,312,973 24,991
SGX FTSE China A50 Index 153 4/2024 USD 1,854,360 (7,513)
SGX FTSE Taiwan Index 75 4/2024 USD 5,175,000 8,131
Cocoa 4 5/2024 USD 390,640 29,922
Cocoa 5 5/2024 GBP 522,278 226,606
Coffee 'C' 2 5/2024 USD 141,638 2,569
Copper 21 5/2024 USD 2,103,675 (27,498)
Corn 460 5/2024 USD 10,166,000 21,208
Cotton No. 2 15 5/2024 USD 685,350 (16,768)
LME Aluminum Base Metal 1 5/2024 USD 58,025 2,303
LME Aluminum Base Metal 3 5/2024 USD 174,074 7,190
LME Aluminum Base Metal 6 5/2024 USD 348,072 14,102
LME Aluminum Base Metal 7 5/2024 USD 405,078 13,635
LME Aluminum Base Metal 8 5/2024 USD 464,834 27,110
LME Aluminum Base Metal 8 5/2024 USD 464,246 13,594
LME Aluminum Base Metal 8 5/2024 USD 463,496 16,778
LME Aluminum Base Metal 8 5/2024 USD 463,996 19,748
LME Aluminum Base Metal 8 5/2024 USD 463,596 20,473
LME Aluminum Base Metal 11 5/2024 USD 636,345 16,888
LME Aluminum Base Metal 15 5/2024 USD 870,555 40,062
LME Aluminum Base Metal 26 5/2024 USD 1,506,063 61,347
LME Copper Base Metal 1 5/2024 USD 220,664 10,102
LME Copper Base Metal 1 5/2024 USD 220,611 15,352
LME Copper Base Metal 2 5/2024 USD 441,327 28,272
LME Copper Base Metal 3 5/2024 USD 661,447 33,051
LME Copper Base Metal 4 5/2024 USD 883,369 29,709
LME Copper Base Metal 4 5/2024 USD 880,792 28,281
LME Copper Base Metal 5 5/2024 USD 1,105,239 46,776
LME Copper Base Metal 8 5/2024 USD 1,766,368 53,143
LME Copper Base Metal 10 5/2024 USD 2,207,710 67,906
LME Lead Base Metal 1 5/2024 USD 51,164 (689)
LME Lead Base Metal 2 5/2024 USD 102,267 (2,571)
LME Lead Base Metal 2 5/2024 USD 102,221 (474)
LME Lead Base Metal 2 5/2024 USD 102,307 (1,798)
LME Lead Base Metal 3 5/2024 USD 153,521 (1,062)
LME Lead Base Metal 3 5/2024 USD 153,157 149
LME Lead Base Metal 6 5/2024 USD 306,138 (12,228)
LME Nickel Base Metal 1 5/2024 USD 100,298 (6,035)
LME Nickel Base Metal 1 5/2024 USD 100,148 (4,682)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 3 5/2024 USD $ 299,919 $ 3,259
LME Nickel Base Metal 3 5/2024 USD 300,351 (883)
LME Nickel Base Metal 3 5/2024 USD 300,369 (9,642)
LME Nickel Base Metal 3 5/2024 USD 299,887 4,888
LME Nickel Base Metal 3 5/2024 USD 299,991 5,262
LME Nickel Base Metal 4 5/2024 USD 399,204 10,255
LME Nickel Base Metal 6 5/2024 USD 601,644 (22,544)
LME Zinc Base Metal 1 5/2024 USD 60,630 (173)
LME Zinc Base Metal 4 5/2024 USD 241,927 8,615
LME Zinc Base Metal 5 5/2024 USD 302,498 13,902
LME Zinc Base Metal 5 5/2024 USD 302,586 10,578
LME Zinc Base Metal 5 5/2024 USD 302,053 12,788
LME Zinc Base Metal 5 5/2024 USD 301,429 (7,086)
LME Zinc Base Metal 5 5/2024 USD 302,399 11,159
LME Zinc Base Metal 6 5/2024 USD 362,355 3,537
LME Zinc Base Metal 7 5/2024 USD 423,892 3,921
LME Zinc Base Metal 8 5/2024 USD 484,942 (644)
LME Zinc Base Metal 9 5/2024 USD 542,450 (17,945)
LME Zinc Base Metal 9 5/2024 USD 545,164 4,687
LME Zinc Base Metal 12 5/2024 USD 726,777 7,593
LME Zinc Base Metal 13 5/2024 USD 784,872 (807)
Low Sulphur Gasoil 28 5/2024 USD 2,262,400 20,052
Silver 7 5/2024 USD 872,060 (3,472)
Soybean Meal 29 5/2024 USD 979,330 (2,716)
Australia 10 Year Bond 150 6/2024 AUD 11,377,444 (4,190)
Euro STOXX 50 Index 75 6/2024 EUR 4,082,099 14,572
Euro-Bobl 154 6/2024 EUR 19,634,768 86,970
FTSE 100 Index 72 6/2024 GBP 7,259,079 198,397
FTSE/MIB Index 73 6/2024 EUR 13,471,616 409,959
KOSPI 200 Index 113 6/2024 KRW 7,883,770 131,436
Lean Hogs 5 6/2024 USD 202,900 114
Live Cattle 4 6/2024 USD 288,400 (7,041)
LME Aluminum Base Metal 3 6/2024 USD 174,911 5,326
LME Aluminum Base Metal 3 6/2024 USD 174,723 5,682
LME Aluminum Base Metal 3 6/2024 USD 174,986 4,849
LME Aluminum Base Metal 4 6/2024 USD 232,855 9,539
LME Aluminum Base Metal 7 6/2024 USD 408,975 3,971
LME Aluminum Base Metal 11 6/2024 USD 641,993 15,170
LME Aluminum Base Metal 11 6/2024 USD 642,675 14,107
LME Aluminum Base Metal 20 6/2024 USD 1,168,320 8,789
LME Aluminum Base Metal 20 6/2024 USD 1,168,410 10,454
LME Aluminum Base Metal 37 6/2024 USD 2,159,311 33,909
LME Aluminum Base Metal 123 6/2024 USD 7,179,018 124,949
LME Copper Base Metal 1 6/2024 USD 221,675 437
LME Copper Base Metal 1 6/2024 USD 221,239 5,358
LME Copper Base Metal 1 6/2024 USD 221,483 (3,855)
LME Copper Base Metal 1 6/2024 USD 221,508 (4,170)
LME Copper Base Metal 2 6/2024 USD 443,275 1,520
LME Copper Base Metal 3 6/2024 USD 664,430 (4,928)
LME Copper Base Metal 6 6/2024 USD 1,329,536 (505)
LME Copper Base Metal 9 6/2024 USD 1,994,513 (3,075)
LME Copper Base Metal 10 6/2024 USD 2,214,965 (9,759)
LME Lead Base Metal 1 6/2024 USD 51,276 (1,120)
LME Lead Base Metal 1 6/2024 USD 51,288 (279)
LME Lead Base Metal 2 6/2024 USD 102,651 1,071
LME Lead Base Metal 2 6/2024 USD 102,576 (1,053)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 4 6/2024 USD $ 205,402 $ 2,741
LME Lead Base Metal 4 6/2024 USD 205,475 5,064
LME Lead Base Metal 5 6/2024 USD 256,875 6,424
LME Lead Base Metal 24 6/2024 USD 1,231,512 (10,321)
LME Nickel Base Metal 1 6/2024 USD 100,400 (6,492)
LME Nickel Base Metal 2 6/2024 USD 200,932 (4,121)
LME Nickel Base Metal 7 6/2024 USD 703,327 (280)
LME Nickel Base Metal 9 6/2024 USD 903,977 (12,105)
LME Nickel Base Metal 9 6/2024 USD 904,362 9,555
LME Nickel Base Metal 21 6/2024 USD 2,108,997 (83,052)
LME Zinc Base Metal 1 6/2024 USD 60,831 (3,253)
LME Zinc Base Metal 2 6/2024 USD 121,416 (1,558)
LME Zinc Base Metal 4 6/2024 USD 243,232 (12,866)
LME Zinc Base Metal 6 6/2024 USD 365,313 (10,768)
LME Zinc Base Metal 10 6/2024 USD 609,563 (12,762)
LME Zinc Base Metal 23 6/2024 USD 1,400,654 (40,295)
LME Zinc Base Metal 54 6/2024 USD 3,287,480 (103,016)
Long Gilt 75 6/2024 GBP 9,445,300 144,004
MSCI EAFE E-Mini Index 10 6/2024 USD 1,178,550 11,827
MSCI Emerging Markets E-Mini Index 28 6/2024 USD 1,468,600 (2,184)
NASDAQ 100 E-Mini Index 6 6/2024 USD 2,217,000 17,846
NASDAQ 100 E-Mini Index 7 6/2024 USD 2,586,500 (12,966)
Nikkei 225 Index 5 6/2024 JPY 1,328,775 16,429
Russell 2000 E-Mini Index 54 6/2024 USD 5,793,930 127,081
S&P Midcap 400 E-Mini Index 15 6/2024 USD 4,616,100 143,560
TOPIX Index 110 6/2024 JPY 19,979,191 473,515
Aluminum 5 7/2024 USD 290,938 6,469
Cocoa 1 7/2024 USD 93,060 (1,648)
Cocoa 2 7/2024 GBP 195,002 2,747
3 Month SARON 5 12/2024 CHF 1,371,071 983
3 Month SONIA 3 12/2024 GBP 902,311 349
3 Month SARON 4 3/2025 CHF 1,098,243 811
3 Month SARON 4 6/2025 CHF 1,098,686 222
3 Month SARON 3 9/2025 CHF 823,931 (235)
Total of long contracts 4,243,493
Short Contracts
FTSE Bursa Malaysia KLCI Index (35) 4/2024 MYR (566,818) 1,014
IFSC NIFTY 50 Index (89) 4/2024 USD (4,001,707) (38,758)
LME Aluminum Base Metal (1) 4/2024 USD (57,477) (1,266)
LME Aluminum Base Metal (1) 4/2024 USD (57,673) (2,913)
LME Aluminum Base Metal (1) 4/2024 USD (57,397) (275)
LME Aluminum Base Metal (1) 4/2024 USD (57,692) (3,720)
LME Aluminum Base Metal (1) 4/2024 USD (57,673) (3,517)
LME Aluminum Base Metal (1) 4/2024 USD (57,497) (1,363)
LME Aluminum Base Metal (2) 4/2024 USD (115,346) (6,676)
LME Aluminum Base Metal (2) 4/2024 USD (115,124) (4,079)
LME Aluminum Base Metal (7) 4/2024 USD (402,621) (10,247)
LME Aluminum Base Metal (10) 4/2024 USD (578,308) (9,812)
LME Aluminum Base Metal (11) 4/2024 USD (635,932) (15,899)
LME Aluminum Base Metal (12) 4/2024 USD (692,799) (22,860)
LME Aluminum Base Metal (13) 4/2024 USD (750,399) (17,075)
LME Aluminum Base Metal (14) 4/2024 USD (808,406) (20,925)
LME Aluminum Base Metal (18) 4/2024 USD (1,035,711) (27,045)
LME Copper Base Metal (1) 4/2024 USD (219,752) (10,885)
LME Copper Base Metal (1) 4/2024 USD (219,696) (12,198)
LME Copper Base Metal (1) 4/2024 USD (220,162) (4,011)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 4/2024 USD $ (220,127) $ (7,717)
LME Copper Base Metal (2) 4/2024 USD (438,413) (14,387)
LME Copper Base Metal (2) 4/2024 USD (439,754) (23,106)
LME Copper Base Metal (2) 4/2024 USD (439,969) (10,544)
LME Copper Base Metal (4) 4/2024 USD (879,794) (23,782)
LME Copper Base Metal (5) 4/2024 USD (1,097,568) (49,233)
LME Copper Base Metal (6) 4/2024 USD (1,315,465) (47,111)
LME Copper Base Metal (8) 4/2024 USD (1,755,468) (81,147)
LME Copper Base Metal (9) 4/2024 USD (1,974,220) (82,415)
LME Copper Base Metal (10) 4/2024 USD (2,193,958) (94,289)
LME Copper Base Metal (10) 4/2024 USD (2,194,735) (92,017)
LME Lead Base Metal (1) 4/2024 USD (50,705) 1,017
LME Lead Base Metal (1) 4/2024 USD (50,817) 3,390
LME Lead Base Metal (1) 4/2024 USD (50,687) 910
LME Lead Base Metal (1) 4/2024 USD (50,634) 771
LME Lead Base Metal (1) 4/2024 USD (50,736) 2,037
LME Lead Base Metal (4) 4/2024 USD (202,892) 5,997
LME Lead Base Metal (5) 4/2024 USD (254,016) 8,882
LME Lead Base Metal (5) 4/2024 USD (254,469) 16,393
LME Nickel Base Metal (1) 4/2024 USD (99,420) (3,663)
LME Nickel Base Metal (1) 4/2024 USD (99,414) (1,862)
LME Nickel Base Metal (1) 4/2024 USD (99,660) (4,023)
LME Nickel Base Metal (1) 4/2024 USD (99,515) (1,616)
LME Nickel Base Metal (1) 4/2024 USD (99,501) (962)
LME Nickel Base Metal (1) 4/2024 USD (99,488) (1,961)
LME Nickel Base Metal (1) 4/2024 USD (99,723) 766
LME Nickel Base Metal (2) 4/2024 USD (199,227) (4,845)
LME Nickel Base Metal (2) 4/2024 USD (199,571) (3,077)
LME Nickel Base Metal (2) 4/2024 USD (199,414) 320
LME Nickel Base Metal (2) 4/2024 USD (199,383) (2,043)
LME Nickel Base Metal (2) 4/2024 USD (198,921) (5,187)
LME Nickel Base Metal (3) 4/2024 USD (298,746) (9,691)
LME Nickel Base Metal (3) 4/2024 USD (298,793) (8,913)
LME Zinc Base Metal (1) 4/2024 USD (60,198) 4,856
LME Zinc Base Metal (1) 4/2024 USD (59,867) 3,980
LME Zinc Base Metal (1) 4/2024 USD (60,161) 1,293
LME Zinc Base Metal (2) 4/2024 USD (120,216) 2,129
LME Zinc Base Metal (2) 4/2024 USD (119,981) 6,132
LME Zinc Base Metal (3) 4/2024 USD (180,276) 6,325
LME Zinc Base Metal (3) 4/2024 USD (179,654) 10,875
LME Zinc Base Metal (3) 4/2024 USD (180,736) 11,489
LME Zinc Base Metal (3) 4/2024 USD (180,024) 8,442
LME Zinc Base Metal (4) 4/2024 USD (239,750) 10,764
LME Zinc Base Metal (4) 4/2024 USD (239,820) 12,318
LME Zinc Base Metal (4) 4/2024 USD (240,493) 6,220
LME Zinc Base Metal (5) 4/2024 USD (299,864) 15,589
LME Zinc Base Metal (8) 4/2024 USD (482,070) 27,973
MSCI Singapore Index (180) 4/2024 SGD (3,877,282) 3,464
Natural Gas (142) 4/2024 USD (2,503,460) 67,145
NY Harbor ULSD (65) 4/2024 USD (7,159,971) 23,765
OMXS30 Index (232) 4/2024 SEK (5,471,637) (64,848)
Sugar No. 11 (5) 4/2024 USD (126,112) (3,650)
WTI Crude Oil (191) 4/2024 USD (15,885,470) (313,631)
KC HRW Wheat (19) 5/2024 USD (555,988) (4,029)
LME Aluminum Base Metal (1) 5/2024 USD (58,025) (2,152)
LME Aluminum Base Metal (3) 5/2024 USD (174,074) (7,119)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (6) 5/2024 USD $ (348,072) $ (15,825)
LME Aluminum Base Metal (7) 5/2024 USD (405,078) (14,324)
LME Aluminum Base Metal (8) 5/2024 USD (464,834) (27,337)
LME Aluminum Base Metal (8) 5/2024 USD (463,596) (20,468)
LME Aluminum Base Metal (8) 5/2024 USD (463,496) (15,720)
LME Aluminum Base Metal (8) 5/2024 USD (464,246) (15,304)
LME Aluminum Base Metal (8) 5/2024 USD (463,996) (21,770)
LME Aluminum Base Metal (11) 5/2024 USD (636,345) (16,862)
LME Aluminum Base Metal (15) 5/2024 USD (870,555) (43,021)
LME Aluminum Base Metal (26) 5/2024 USD (1,506,063) (64,905)
LME Copper Base Metal (1) 5/2024 USD (220,664) (11,010)
LME Copper Base Metal (1) 5/2024 USD (220,611) (15,802)
LME Copper Base Metal (2) 5/2024 USD (441,327) (29,682)
LME Copper Base Metal (3) 5/2024 USD (661,447) (32,487)
LME Copper Base Metal (4) 5/2024 USD (880,792) (27,509)
LME Copper Base Metal (4) 5/2024 USD (883,369) (29,580)
LME Copper Base Metal (5) 5/2024 USD (1,105,239) (47,027)
LME Copper Base Metal (8) 5/2024 USD (1,766,368) (55,342)
LME Copper Base Metal (10) 5/2024 USD (2,207,710) (68,176)
LME Lead Base Metal (1) 5/2024 USD (51,164) 774
LME Lead Base Metal (2) 5/2024 USD (102,307) 1,813
LME Lead Base Metal (2) 5/2024 USD (102,221) (144)
LME Lead Base Metal (2) 5/2024 USD (102,267) 2,478
LME Lead Base Metal (3) 5/2024 USD (153,157) (561)
LME Lead Base Metal (3) 5/2024 USD (153,521) 1,525
LME Lead Base Metal (6) 5/2024 USD (306,138) 12,433
LME Nickel Base Metal (1) 5/2024 USD (100,148) 4,849
LME Nickel Base Metal (1) 5/2024 USD (100,298) 6,019
LME Nickel Base Metal (3) 5/2024 USD (299,991) (6,420)
LME Nickel Base Metal (3) 5/2024 USD (299,887) (6,187)
LME Nickel Base Metal (3) 5/2024 USD (300,351) (120)
LME Nickel Base Metal (3) 5/2024 USD (299,919) (3,108)
LME Nickel Base Metal (3) 5/2024 USD (300,369) 8,934
LME Nickel Base Metal (4) 5/2024 USD (399,204) (10,656)
LME Nickel Base Metal (6) 5/2024 USD (601,644) 21,379
LME Zinc Base Metal (1) 5/2024 USD (60,630) (102)
LME Zinc Base Metal (4) 5/2024 USD (241,927) (10,489)
LME Zinc Base Metal (5) 5/2024 USD (302,399) (5,737)
LME Zinc Base Metal (5) 5/2024 USD (302,053) (12,688)
LME Zinc Base Metal (5) 5/2024 USD (302,586) (9,460)
LME Zinc Base Metal (5) 5/2024 USD (301,429) 5,849
LME Zinc Base Metal (5) 5/2024 USD (302,498) (13,476)
LME Zinc Base Metal (6) 5/2024 USD (362,355) (7,784)
LME Zinc Base Metal (7) 5/2024 USD (423,892) (3,952)
LME Zinc Base Metal (8) 5/2024 USD (484,942) 444
LME Zinc Base Metal (9) 5/2024 USD (545,164) (7,276)
LME Zinc Base Metal (9) 5/2024 USD (542,450) 15,973
LME Zinc Base Metal (12) 5/2024 USD (726,777) (7,367)
LME Zinc Base Metal (13) 5/2024 USD (784,872) 1,468
SGX Iron Ore (75) 5/2024 USD (757,800) (3,167)
Soybean (239) 5/2024 USD (14,238,425) 4,606
Soybean Oil (106) 5/2024 USD (3,049,620) (7,966)
Wheat (134) 5/2024 USD (3,753,675) (103,850)
100 oz Gold (31) 6/2024 USD (6,939,040) (139,510)
Australia 3 Year Bond (12) 6/2024 AUD (835,588) (1,212)
Canada 10 Year Bond (169) 6/2024 CAD (14,994,219) (59,099)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
DAX Index (31) 6/2024 EUR $ (15,698,778) $ (471,832)
DJIA CBOT E-Mini Index (23) 6/2024 USD (4,620,240) (94,490)
Euro-BTP (5) 6/2024 EUR (640,891) 1,292
Euro-Bund (41) 6/2024 EUR (5,894,027) (65,456)
Euro-Buxl (2) 6/2024 EUR (292,368) (6,590)
Euro-OAT (7) 6/2024 EUR (966,876) (3,417)
Euro-Schatz (23) 6/2024 EUR (2,622,172) 2,982
FTSE/JSE Top 40 Index (66) 6/2024 ZAR (2,401,891) (55,001)
Japan 10 Year Bond (4) 6/2024 JPY (3,852,292) (14,712)
LME Aluminum Base Metal (3) 6/2024 USD (174,986) (4,669)
LME Aluminum Base Metal (3) 6/2024 USD (174,723) (6,082)
LME Aluminum Base Metal (3) 6/2024 USD (174,911) (5,319)
LME Aluminum Base Metal (4) 6/2024 USD (232,855) (9,967)
LME Aluminum Base Metal (7) 6/2024 USD (408,975) (6,633)
LME Aluminum Base Metal (11) 6/2024 USD (641,993) (15,701)
LME Aluminum Base Metal (11) 6/2024 USD (642,675) (14,608)
LME Aluminum Base Metal (20) 6/2024 USD (1,168,410) (5,132)
LME Aluminum Base Metal (20) 6/2024 USD (1,168,320) (12,189)
LME Aluminum Base Metal (29) 6/2024 USD (1,692,614) (93,207)
LME Aluminum Base Metal (37) 6/2024 USD (2,159,311) (38,800)
LME Copper Base Metal (1) 6/2024 USD (221,675) (586)
LME Copper Base Metal (1) 6/2024 USD (221,508) 3,740
LME Copper Base Metal (1) 6/2024 USD (221,239) (5,441)
LME Copper Base Metal (2) 6/2024 USD (443,275) (2,332)
LME Copper Base Metal (3) 6/2024 USD (664,430) 4,687
LME Copper Base Metal (6) 6/2024 USD (1,329,536) 1,257
LME Copper Base Metal (9) 6/2024 USD (1,994,513) (632)
LME Copper Base Metal (10) 6/2024 USD (2,214,965) 7,137
LME Copper Base Metal (81) 6/2024 USD (17,940,103) (386,979)
LME Lead Base Metal (1) 6/2024 USD (51,288) 259
LME Lead Base Metal (1) 6/2024 USD (51,276) 972
LME Lead Base Metal (2) 6/2024 USD (102,651) (1,090)
LME Lead Base Metal (2) 6/2024 USD (102,576) 1,569
LME Lead Base Metal (4) 6/2024 USD (205,402) (2,948)
LME Lead Base Metal (4) 6/2024 USD (205,475) (4,897)
LME Lead Base Metal (5) 6/2024 USD (256,875) (4,895)
LME Lead Base Metal (15) 6/2024 USD (769,695) (15,859)
LME Nickel Base Metal (1) 6/2024 USD (100,400) 7,297
LME Nickel Base Metal (2) 6/2024 USD (200,932) 3,999
LME Nickel Base Metal (7) 6/2024 USD (703,327) 2,159
LME Nickel Base Metal (9) 6/2024 USD (904,362) (9,212)
LME Nickel Base Metal (21) 6/2024 USD (2,108,997) 80,050
LME Nickel Base Metal (37) 6/2024 USD (3,716,351) 100,792
LME Zinc Base Metal (1) 6/2024 USD (60,831) 3,667
LME Zinc Base Metal (2) 6/2024 USD (121,416) 1,953
LME Zinc Base Metal (4) 6/2024 USD (243,232) 15,107
LME Zinc Base Metal (6) 6/2024 USD (365,313) 9,604
LME Zinc Base Metal (10) 6/2024 USD (609,563) 9,767
LME Zinc Base Metal (23) 6/2024 USD (1,400,223) 16,058
LME Zinc Base Metal (23) 6/2024 USD (1,400,654) 45,627
MEX BOLSA Index (9) 6/2024 MXN (314,693) (12,721)
Palladium (3) 6/2024 USD (306,450) (14,058)
S&P 500 E-Mini Index (83) 6/2024 USD (22,030,275) (271,881)
S&P Midcap 400 E-Mini Index (1) 6/2024 USD (307,740) (8,927)
S&P/TSX 60 Index (22) 6/2024 CAD (4,357,285) (67,033)
SET50 Index (335) 6/2024 THB (1,530,143) 9,506

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
SPI 200 Index (140) 6/2024 AUD $ (18,134,442) $ (447,351)
U.S. Treasury 10 Year Note (108) 6/2024 USD (11,957,625) (29,638)
U.S. Treasury 2 Year Note (250) 6/2024 USD (51,111,328) 11,102
U.S. Treasury 5 Year Note (263) 6/2024 USD (28,130,727) (48,527)
U.S. Treasury Long Bond (17) 6/2024 USD (2,044,781) (24,623)
U.S. Treasury Ultra Bond (10) 6/2024 USD (1,287,188) (26,372)
Platinum (16) 7/2024 USD (736,880) (3,224)
3 Month Euro Euribor (10) 9/2024 EUR (2,607,580) 207
90-Day Australian Bank Bill (12) 9/2024 AUD (7,740,591) 245
3 Month CORRA (29) 12/2024 CAD (5,110,138) 6,255
3 Month Euro Euribor (9) 12/2024 EUR (2,353,741) 858
3 Month SOFR (21) 12/2024 USD (4,993,800) 13,625
90-Day Australian Bank Bill (9) 12/2024 AUD (5,807,712) (94)
90-Day New Zealand Bill (1) 12/2024 NZD (590,289) (3)
Platinum (5) 2/2025 JPY (72,665) (789)
3 Month CORRA (18) 3/2025 CAD (3,181,278) 4,013
3 Month Euro Euribor (9) 3/2025 EUR (2,359,566) 986
3 Month SOFR (19) 3/2025 USD (4,532,213) 15,153
3 Month SONIA (2) 3/2025 GBP (603,402) (755)
90-Day Australian Bank Bill (14) 3/2025 AUD (9,037,528) (873)
90-Day New Zealand Bill (2) 3/2025 NZD (1,181,470) (200)
3 Month CORRA (19) 6/2025 CAD (3,366,607) 6,798
3 Month Euro Euribor (8) 6/2025 EUR (2,101,492) 319
3 Month SOFR (18) 6/2025 USD (4,305,825) 10,873
3 Month SONIA (1) 6/2025 GBP (302,506) (551)
90-Day Australian Bank Bill (9) 6/2025 AUD (5,811,401) (1,135)
3 Month CORRA (18) 9/2025 CAD (3,195,895) 5,651
3 Month Euro Euribor (6) 9/2025 EUR (1,578,223) 242
3 Month SOFR (13) 9/2025 USD (3,117,400) 9,434
3 Month SONIA (2) 9/2025 GBP (606,274) (1,193)
3 Month Euro Euribor (5) 12/2025 EUR (1,316,332) (644)
3 Month SOFR (13) 12/2025 USD (3,123,413) 7,105
3 Month SONIA (2) 12/2025 GBP (607,252) (1,199)
3 Month Euro Euribor (4) 3/2026 EUR (1,053,605) (671)
3 Month SOFR (13) 3/2026 USD (3,127,475) 5,868
3 Month SONIA (2) 3/2026 GBP (607,946) (1,325)
3 Month SOFR (13) 6/2026 USD (3,130,075) 2,830
3 Month SONIA (1) 6/2026 GBP (304,210) (729)
Total of short contracts (3,714,373)
Net value $ 529,120
Forward foreign currency exchange contracts outstanding as of March 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 6,677,853 USD 4,357,894 CITI 6/20/2024 $ 3,501
AUD 6,677,856 USD 4,357,874 JPMC 6/20/2024 3,523
CAD 3,218,547 USD 2,372,644 CITI 6/20/2024 6,196
CAD 3,218,548 USD 2,372,633 JPMC 6/20/2024 6,208
COP 12,336,272,500 USD 3,085,787 CITI
**
6/20/2024 63,849
COP 12,336,272,500 USD 3,085,772 JPMC
**
6/20/2024 63,864
EUR 171,500 USD 185,524 CITI 6/20/2024 99

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 171,500 USD 185,523 JPMC 6/20/2024 $ 100
HUF 300,337,563 USD 818,200 CITI 6/20/2024 897
HUF 300,337,563 USD 818,196 JPMC 6/20/2024 901
JPY 115,000,001 USD 767,527 CITI 6/20/2024 1,534
JPY 114,999,999 USD 767,523 JPMC 6/20/2024 1,538
KRW 50,002,500 USD 37,177 CITI
**
6/20/2024 32
KRW 50,002,500 USD 37,177 JPMC
**
6/20/2024 32
MXN 137,928,493 USD 7,988,070 CITI 6/20/2024 204,570
MXN 137,928,484 USD 7,988,030 JPMC 6/20/2024 204,610
PEN 660,500 USD 175,045 CITI
**
6/20/2024 2,259
PEN 660,500 USD 175,044 JPMC
**
6/20/2024 2,260
PLN 2,744,236 USD 685,722 CITI 6/20/2024 732
PLN 2,744,236 USD 685,719 JPMC 6/20/2024 735
TWD 1,125,000 USD 35,251 CITI
**
6/20/2024 37
TWD 1,125,000 USD 35,251 JPMC
**
6/20/2024 37
USD 9,840,928 AUD 14,959,912 CITI 6/20/2024 70,410
USD 9,840,974 AUD 14,959,907 JPMC 6/20/2024 70,458
USD 2,173,429 BRL 10,909,878 CITI
**
6/20/2024 14,555
USD 2,173,440 BRL 10,909,879 JPMC
**
6/20/2024 14,566
USD 6,118,034 CAD 8,241,814 CITI 6/20/2024 26,478
USD 6,118,061 CAD 8,241,810 JPMC 6/20/2024 26,508
USD 19,824,980 CHF 17,326,257 CITI 6/20/2024 441,899
USD 19,825,077 CHF 17,326,256 JPMC 6/20/2024 441,999
USD 4,238,028 CNY 30,341,093 CITI
**
6/20/2024 44,688
USD 4,238,050 CNY 30,341,098 JPMC
**
6/20/2024 44,709
USD 11,410,919 CZK 266,348,000 CITI 6/20/2024 53,622
USD 11,410,976 CZK 266,348,000 JPMC 6/20/2024 53,680
USD 13,429,475 EUR 12,328,620 CITI 6/20/2024 85,594
USD 13,429,446 EUR 12,328,531 JPMC 6/20/2024 85,661
USD 7,451,617 GBP 5,863,739 CITI 6/20/2024 47,576
USD 7,450,831 GBP 5,863,090 JPMC 6/20/2024 47,608
USD 4,137,310 HUF 1,501,874,995 CITI 6/20/2024 41,314
USD 4,137,330 HUF 1,501,875,005 JPMC 6/20/2024 41,333
USD 636,454 IDR 10,000,000,000 CITI
**
6/20/2024 7,824
USD 636,457 IDR 10,000,000,000 JPMC
**
6/20/2024 7,827
USD 2,830,037 ILS 10,176,500 CITI 6/20/2024 52,835
USD 2,830,051 ILS 10,176,500 JPMC 6/20/2024 52,849
USD 2,025,493 INR 168,918,782 CITI
**
6/20/2024 4,740
USD 2,025,506 INR 168,918,782 JPMC
**
6/20/2024 4,753
USD 15,042,169 JPY 2,229,999,999 CITI 6/20/2024 129,071
USD 15,042,244 JPY 2,230,000,002 JPMC 6/20/2024 129,147
USD 2,395,447 KRW 3,162,500,000 CITI
**
6/20/2024 42,076
USD 2,395,622 KRW 3,162,500,002 JPMC
**
6/20/2024 42,251
USD 4,406,726 NOK 46,330,124 CITI 6/20/2024 131,095
USD 4,406,748 NOK 46,330,118 JPMC 6/20/2024 131,117
USD 22,624,422 NZD 37,181,030 CITI 6/20/2024 409,464
USD 22,624,534 NZD 37,181,027 JPMC 6/20/2024 409,578
USD 3,205,771 PHP 179,591,500 CITI
**
6/20/2024 12,024
USD 3,205,787 PHP 179,591,500 JPMC
**
6/20/2024 12,040
USD 3,305,890 PLN 12,998,732 CITI 6/20/2024 54,333
USD 3,305,907 PLN 12,998,734 JPMC 6/20/2024 54,350
USD 12,787,294 SEK 131,962,459 CITI 6/20/2024 418,078
USD 12,787,358 SEK 131,962,460 JPMC 6/20/2024 418,142
USD 13,030,168 SGD 17,415,478 CITI 6/20/2024 85,188
USD 13,030,233 SGD 17,415,478 JPMC 6/20/2024 85,253
USD 2,049,693 THB 72,999,998 CITI 6/20/2024 35,709
USD 2,049,704 THB 73,000,002 JPMC 6/20/2024 35,720
USD 1,225,311 TWD 38,355,000 CITI
**
6/20/2024 22,239

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,225,318 TWD 38,355,001 JPMC
**
6/20/2024 $ 22,245
USD 1,429,963 ZAR 27,125,000 CITI 6/20/2024 7,235
USD 1,429,970 ZAR 27,125,000 JPMC 6/20/2024 7,242
ZAR 15,970,500 USD 826,100 CITI 6/20/2024 11,565
ZAR 15,970,500 USD 826,096 JPMC 6/20/2024 11,569
CLP 2,736,945,714 USD 2,777,241 CITI
**
6/21/2024 10,477
CLP 2,736,945,712 USD 2,777,040 JPMC
**
6/21/2024 10,679
USD 3,418,460 CLP 3,297,061,338 CITI
**
6/21/2024 60,235
USD 3,418,477 CLP 3,297,061,332 JPMC
**
6/21/2024 60,253
Total unrealized appreciation 5,209,375
AUD 19,422,358 USD 12,739,029 CITI 6/20/2024 (54,027)
AUD 19,422,353 USD 12,738,962 JPMC 6/20/2024 (53,964)
BRL 35,007,000 USD 6,959,692 CITI
**
6/20/2024 (32,418)
BRL 35,007,001 USD 6,959,177 JPMC
**
6/20/2024 (31,903)
CAD 12,853,562 USD 9,534,317 CITI 6/20/2024 (34,200)
CAD 12,853,559 USD 9,534,268 JPMC 6/20/2024 (34,153)
CHF 2,615,651 USD 3,009,246 CITI 6/20/2024 (83,087)
CHF 2,615,650 USD 3,009,230 JPMC 6/20/2024 (83,072)
CNY 19,862,492 USD 2,773,150 CITI
**
6/20/2024 (28,022)
CNY 19,862,497 USD 2,773,137 JPMC
**
6/20/2024 (28,008)
COP 5,150,000,000 USD 1,322,616 CITI
**
6/20/2024 (7,744)
COP 5,150,000,000 USD 1,322,609 JPMC
**
6/20/2024 (7,737)
CZK 24,500,000 USD 1,059,798 CITI 6/20/2024 (15,098)
CZK 24,500,000 USD 1,059,793 JPMC 6/20/2024 (15,093)
EUR 25,544,134 USD 27,860,786 CITI 6/20/2024 (213,094)
EUR 25,544,046 USD 27,860,551 JPMC 6/20/2024 (212,955)
GBP 5,489,983 USD 6,982,047 CITI 6/20/2024 (49,941)
GBP 5,489,335 USD 6,981,190 JPMC 6/20/2024 (49,901)
HUF 1,664,862,932 USD 4,591,174 CITI 6/20/2024 (50,668)
HUF 1,664,862,942 USD 4,591,151 JPMC 6/20/2024 (50,645)
IDR 733,951,581 USD 46,701 CITI
**
6/20/2024 (563)
IDR 733,951,581 USD 46,696 JPMC
**
6/20/2024 (558)
ILS 135,000 USD 37,458 CITI 6/20/2024 (616)
ILS 135,000 USD 37,458 JPMC 6/20/2024 (616)
INR 1,397,499,000 USD 16,790,859 CITI
**
6/20/2024 (72,760)
INR 1,397,499,000 USD 16,790,775 JPMC
**
6/20/2024 (72,676)
JPY 2,794,970,007 USD 18,849,913 CITI 6/20/2024 (158,584)
JPY 2,794,970,011 USD 18,849,819 JPMC 6/20/2024 (158,490)
KRW 1,322,856,500 USD 996,902 CITI
**
6/20/2024 (12,500)
KRW 1,322,856,503 USD 996,897 JPMC
**
6/20/2024 (12,495)
NOK 177,358,312 USD 16,879,717 CITI 6/20/2024 (511,992)
NOK 177,358,307 USD 16,881,714 JPMC 6/20/2024 (513,991)
NZD 12,021,337 USD 7,360,193 CITI 6/20/2024 (177,673)
NZD 12,021,333 USD 7,360,153 JPMC 6/20/2024 (177,636)
PLN 79,994,289 USD 20,098,934 CITI 6/20/2024 (88,830)
PLN 79,994,291 USD 20,098,834 JPMC 6/20/2024 (88,729)
SEK 73,155,284 USD 7,011,767 CITI 6/20/2024 (154,714)
SEK 73,155,285 USD 7,011,732 JPMC 6/20/2024 (154,679)
SGD 1,241,500 USD 930,974 CITI 6/20/2024 (8,163)
SGD 1,241,500 USD 930,969 JPMC 6/20/2024 (8,159)
THB 31,499,998 USD 884,005 CITI 6/20/2024 (14,957)
THB 31,500,002 USD 884,000 JPMC 6/20/2024 (14,953)
TWD 77,382,501 USD 2,457,617 CITI
**
6/20/2024 (30,379)
TWD 77,382,501 USD 2,457,605 JPMC
**
6/20/2024 (30,366)
USD 10,309,806 AUD 15,799,408 CITI 6/20/2024 (8,999)
USD 10,309,860 AUD 15,799,411 JPMC 6/20/2024 (8,946)
USD 784,719 BRL 3,984,622 CITI
**
6/20/2024 (3,768)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 784,723 BRL 3,984,622 JPMC
**
6/20/2024 $ (3,765)
USD 928,756 CAD 1,260,544 CITI 6/20/2024 (2,917)
USD 928,763 CAD 1,260,546 JPMC 6/20/2024 (2,912)
USD 2,183,922 CHF 1,961,500 CITI 6/20/2024 (10,430)
USD 2,183,933 CHF 1,961,500 JPMC 6/20/2024 (10,420)
USD 2,153,285 COP 8,550,000,000 CITI
**
6/20/2024 (29,658)
USD 2,153,296 COP 8,550,000,000 JPMC
**
6/20/2024 (29,647)
USD 831,071 CZK 19,500,000 CITI 6/20/2024 (425)
USD 831,075 CZK 19,500,000 JPMC 6/20/2024 (422)
USD 1,214,106 GBP 962,999 CITI 6/20/2024 (1,857)
USD 1,214,114 GBP 963,001 JPMC 6/20/2024 (1,850)
USD 1,726,917 HUF 635,625,000 CITI 6/20/2024 (6,595)
USD 1,726,926 HUF 635,625,000 JPMC 6/20/2024 (6,585)
USD 576,084 ILS 2,113,000 CITI 6/20/2024 (561)
USD 576,087 ILS 2,113,000 JPMC 6/20/2024 (558)
USD 132,550 INR 11,081,218 CITI
**
6/20/2024 (13)
USD 132,551 INR 11,081,218 JPMC
**
6/20/2024 (13)
USD 1,202,741 JPY 180,000,001 CITI 6/20/2024 (1,007)
USD 1,202,747 JPY 179,999,999 JPMC 6/20/2024 (1,001)
USD 4,646,787 MXN 79,865,503 CITI 6/20/2024 (97,042)
USD 4,646,810 MXN 79,865,494 JPMC 6/20/2024 (97,019)
USD 88,729 PHP 5,000,000 CITI
**
6/20/2024 (188)
USD 88,729 PHP 5,000,000 JPMC
**
6/20/2024 (188)
USD 45,063 PLN 180,750 CITI 6/20/2024 (151)
USD 45,063 PLN 180,749 JPMC 6/20/2024 (151)
USD 27,560 THB 1,000,000 CITI 6/20/2024 (28)
USD 27,560 THB 1,000,000 JPMC 6/20/2024 (29)
USD 6,739,278 ZAR 130,375,000 CITI 6/20/2024 (98,994)
USD 6,739,312 ZAR 130,375,000 JPMC 6/20/2024 (98,960)
ZAR 41,000,000 USD 2,177,056 CITI 6/20/2024 (26,573)
ZAR 41,000,000 USD 2,177,045 JPMC 6/20/2024 (26,562)
CLP 4,161,536,284 USD 4,280,607 CITI
**
6/21/2024 (41,869)
CLP 4,161,536,276 USD 4,280,586 JPMC
**
6/21/2024 (41,850)
USD 1,599,215 CLP 1,577,230,292 CITI
**
6/21/2024 (7,274)
USD 1,599,223 CLP 1,577,230,288 JPMC
**
6/21/2024 (7,267)
Total unrealized depreciation (4,277,303)
Net unrealized appreciation $ 932,072
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
Pt
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Represents 7-day effective yield as of March 31, 2024.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended March 31, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 89.2%
INVESTMENT COMPANIES - 18.1%
BlackRock Liquidity Funds Treasury
Trust Fund Portfolio, 5.21% (1)(a)(b) 7 7
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.16% (1)(a)(b) 10,680,404 10,680,404
Limited Purpose Cash Investment
Fund, 5.33% (1)(a)(c) 265,369,660 265,263,512
TOTAL INVESTMENT COMPANIES
(Cost $275,872,413) 275,943,923
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 71.1%
U.S. Treasury Bills
5.49%, 4/4/2024 (d) $ 135,485,000 135,426,388
5.48%, 4/18/2024 (d) 155,794,000 155,406,749
5.47%, 4/25/2024 (d) 164,337,000 163,761,068
5.47%, 5/2/2024 (d)(e) 157,190,000 156,475,377
5.40%, 5/9/2024 (d)(e) 9,450,000 9,397,442
5.41%, 5/16/2024 (d)(e) 34,949,000 34,720,570
5.37%, 5/23/2024 (d) 800,000 793,934
5.21%, 6/27/2024 (d) 14,294,000 14,113,767
5.18%, 7/5/2024 (d) 6,300,000 6,213,761
5.16%, 7/11/2024 (d) 1,237,000 1,219,144
5.11%, 8/1/2024 (d) 26,000,000 25,544,554
5.18%, 8/8/2024 (d) 62,943,000 61,787,360
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 71.1% (continued)
5.24%, 9/5/2024 (d)(e) $ 65,389,000 63,929,221
5.23%, 9/12/2024 (d)(e) 76,000,000 74,233,575
5.27%, 9/19/2024 (d)(e) 154,612,000 150,853,061
5.24%, 9/26/2024 (d) 28,731,000 28,003,896
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,081,897,905) 1,081,879,867
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,357,770,318) 1,357,823,790
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 89.2%
(Cost $1,357,770,318) 1,357,823,790
OTHER ASSETS IN EXCESS OF
LIABILITIES - 10.8% ‡ 164,321,592
NET ASSETS - 100.0% 1,522,145,382
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 275,943,923 18.1%
U.S. Treasury Obligations 1,081,879,867 71.1
Total Investments In Securities
At Value 1,357,823,790 89.2
Other Assets in Excess of
Liabilities ‡ 164,321,592 10.8
Net Assets
$ 1,522,145,382 100.0%
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2024
Shares
Held At
3/31/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 17.4%
INVESTMENT COMPANIES - 17.4%
Limited Purpose
Cash Investment
Fund,
5.33% (1)(a)
(Cost $265,192,002) $174,786,719 $1,133,473,902 $(1,043,013,487) $7,463 $8,915 $265,263,512 265,369,660 $3,119,668 $–
(1) Level 1 security.
(a) Represents 7-day effective yield as of March 31, 2024.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
Credit default swap contracts outstanding - sell protection as of March 31, 2024 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 41.V1 5.00 % Quarterly 6/20/2029 2.97 % EUR 12,741,000 $ 1,291,472 $ (62,200) $ 1,229,272
iTraxx Europe Main Index
Series 41.V1 1.00 Quarterly 6/20/2029 0.54 EUR 33,383,000 811,750 (8,411) 803,339
Markit CDX North America
High Yield Index Series
42.V1 5.00 Quarterly 6/20/2029 3.34 USD 11,761,000 857,052 16,050 873,102
Markit CDX North America
Investment Grade Index
Series 42.V1 1.00 Quarterly 6/20/2029 0.51 USD 30,690,000 702,672 (1,748) 700,924
3,662,946 (56,309) 3,606,637
Markit CDX North America
Emerging Markets Index
Series 41.V1 1.00 % Quarterly 6/20/2029 1.68 % USD 10,954,000 $ (325,488) $ (6,966) $ (332,454)
(325,488) (6,966) (332,454)
$ 3,337,458 $ (63,275) $ 3,274,183
Forward effective interest rate swap contracts outstanding as of March 31, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.50% Semi 9/19/2029 CAD 95,900,000 $ 312,164 $ 164,049 $ 476,213
Pay 1D CORRA Semi 3.50% Semi 6/21/2034 CAD 15,700,000 45,975 22,574 68,549
Pay 1D SARON Annual 1.00% Annual 6/17/2026 CHF 82,100,000 (119,794) 120,820 1,026
Pay 1D SARON Annual 1.00% Annual 9/16/2026 CHF 153,200,000 143,741 (24,670) 119,071
Pay 1D SOFR Annual 4.00% Annual 6/20/2029 USD 177,600,000 695,686 – 695,686
Pay 1D SOFR Annual 4.00% Annual 9/19/2029 USD 142,400,000 854,071 340,636 1,194,707
Pay 1D SONIA Annual 4.00% Annual 9/19/2029 GBP 23,000,000 320,576 154,894 475,470
Pay 1D SONIA Annual 4.00% Annual 6/17/2054 GBP 3,100,000 128,341 106,006 234,347
Pay 1D SONIA Annual 4.00% Annual 9/16/2054 GBP 7,300,000 420,623 160,043 580,666
Pay 1D TONAR Annual 1.50% Annual 6/15/2044 JPY 700,000,000 64,571 61,066 125,637
Pay 1D TONAR Annual 1.50% Annual 9/21/2044 JPY 2,172,300,000 267,837 58,050 325,887
Pay 3M BBR Qtrly 5.00% Semi 9/16/2026 NZD 16,500,000 80,288 26,774 107,062
Pay 3M BBR Qtrly 5.00% Semi 6/14/2034 NZD 300,000 3,241 6,200 9,441
Pay 3M BBR Qtrly 4.50% Semi 6/14/2034 NZD 24,100,000 (73,878) 259,479 185,601
Pay 3M BBR Qtrly 4.50% Semi 9/13/2034 NZD 5,800,000 1,552 49,948 51,500
Pay 6M BBR Semi 4.00% Semi 6/07/2029 AUD 32,300,000 26,003 – 26,003
Pay 6M BBR Semi 4.50% Semi 6/07/2029 AUD 31,800,000 84,612 423,062 507,674
Pay 6M BBR Semi 4.00% Semi 9/13/2029 AUD 7,400,000 (25,140) 36,222 11,082
Pay 6M BBR Semi 4.50% Semi 6/08/2034 AUD 24,400,000 162,367 203,980 366,347
Pay 6M BBR Semi 5.00% Semi 6/08/2034 AUD 3,900,000 156,722 5,689 162,411
Pay 6M BBR Semi 4.50% Semi 9/07/2034 AUD 5,600,000 29,759 52,546 82,305
Pay 6M EURIBOR Semi 2.50% Annual 9/16/2054 EUR 1,100,000 36,447 16,722 53,169
Pay 6M NIBOR Semi 4.00% Annual 9/20/2034 NOK 35,200,000 84,403 9,959 94,362
Pay 6M WIBOR Semi 5.00% Annual 6/20/2029 PLN 6,700,000 6,249 3,444 9,693
Receive 1D CORRA Semi 3.50% Semi 6/17/2026 CAD 140,300,000 501,988 401,933 903,921
Receive 1D CORRA Semi 4.00% Semi 6/17/2026 CAD 46,400,000 23,595 – 23,595
Receive 1D SARON Annual 1.00% Annual 9/19/2029 CHF 32,500,000 49,588 (8,271) 41,317
Receive 1D SARON Annual 1.00% Annual 6/21/2034 CHF 11,700,000 311,503 (130,911) 180,592

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 4.00% Annual 6/17/2026 USD 400,300,000 $ (1,137,705) $ 3,781,150 $ 2,643,445
Receive 1D SOFR Annual 4.00% Annual 9/16/2026 USD 511,500,000 875,290 591,059 1,466,349
Receive 1D SONIA Annual 4.00% Annual 6/17/2026 GBP 55,800,000 474,600 (192,528) 282,072
Receive 1D SONIA Annual 4.00% Annual 9/16/2026 GBP 135,000,000 544,436 (464,310) 80,126
Receive 1D SONIA Annual 3.50% Annual 9/20/2034 GBP 16,400,000 319,192 (185,470) 133,722
Receive 1D SORA Semi 3.00% Semi 9/16/2026 SGD 20,100,000 (9,746) 10,294 548
Receive 1D TONAR Annual 0.50% Annual 6/20/2029 JPY 560,000,000 18,767 (14,090) 4,677
Receive 1M TIIE Monthly 9.00% Monthly 6/17/2026 MXN 94,400,000 (7,573) 50,948 43,375
Receive 1M TIIE Monthly 9.00% Monthly 9/17/2026 MXN 15,000,000 2,105 (1,253) 852
Receive 1M TIIE Monthly 8.50% Monthly 9/12/2029 MXN 6,000,000 (951) 1,505 554
Receive 3M BBR Qtrly 4.00% Semi 6/13/2029 NZD 18,600,000 79,361 33,422 112,783
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/17/2026 KRW 30,900,000,000 133,193 3,678 136,871
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 9/16/2026 KRW 7,700,000,000 23,911 3,404 27,315
Receive 3M HIBOR Qtrly 4.00% Qtrly 9/16/2026 HKD 134,700,000 1,458 3,570 5,028
Receive 3M JIBAR Qtrly 8.00% Qtrly 6/17/2026 ZAR 114,200,000 13,175 (165) 13,010
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/16/2026 ZAR 55,000,000 (3,384) 8,564 5,180
Receive 3M JIBAR Qtrly 8.50% Qtrly 9/19/2029 ZAR 13,000,000 1,552 5,650 7,202
Receive 3M STIBOR Qtrly 2.50% Annual 6/20/2029 SEK 160,800,000 (61,179) 165,225 104,046
Receive 3M STIBOR Qtrly 2.50% Annual 9/19/2029 SEK 49,000,000 11,619 4,525 16,144
Receive 3M TELBOR Qtrly 3.50% Annual 6/17/2026 ILS 11,900,000 (79) 16,109 16,030
Receive 3M TELBOR Qtrly 3.50% Annual 9/16/2026 ILS 29,700,000 23,740 5,241 28,981
Receive 3M TELBOR Qtrly 3.50% Annual 6/20/2029 ILS 1,800,000 3,706 4,223 7,929
Receive 3M TELBOR Qtrly 3.50% Annual 9/20/2029 ILS 9,600,000 27,398 14,203 41,601
Receive 6M EURIBOR Semi 2.50% Annual 6/17/2026 EUR 8,200,000 57,023 19,591 76,614
Receive 6M NIBOR Semi 3.50% Annual 6/17/2026 NOK 38,000,000 27,234 23,605 50,839
Receive 6M NIBOR Semi 4.00% Annual 6/17/2026 NOK 1,141,300,000 75,201 473,873 549,074
Receive 6M NIBOR Semi 4.00% Annual 9/16/2026 NOK 1,149,200,000 465,012 (237,303) 227,709
Receive 6M NIBOR Semi 3.50% Annual 6/21/2034 NOK 101,400,000 51,485 92,415 143,900
Receive 6M NIBOR Semi 3.50% Annual 9/20/2034 NOK 11,000,000 16,546 (4,587) 11,959
Receive 6M WIBOR Semi 5.00% Annual 9/16/2026 PLN 26,200,000 3,491 5,048 8,539
6,621,968 6,737,840 13,359,808
Pay 1D SARON Annual 1.00% Annual 9/20/2034 CHF 14,300,000 (272,054) 47,902 (224,152)
Pay 1D SOFR Annual 3.50% Annual 6/17/2054 USD 3,500,000 (78,433) 23,619 (54,814)
Pay 1D SOFR Annual 3.50% Annual 9/16/2054 USD 18,400,000 (182,929) (14,485) (197,414)
Pay 1D SONIA Annual 3.50% Annual 6/21/2034 GBP 5,800,000 (122,801) 51,992 (70,809)
Pay 1D TONAR Annual 0.50% Annual 9/19/2029 JPY 18,153,300,000 (654,848) 282,875 (371,973)
Pay 3M BBR Qtrly 4.50% Semi 6/10/2026 NZD 59,100,000 (162,624) 78,192 (84,432)
Pay 3M BBR Qtrly 4.00% Semi 6/14/2034 NZD 4,100,000 (74,478) 6,794 (67,684)
Pay 3M STIBOR Qtrly 3.00% Annual 6/17/2026 SEK 192,700,000 (8,974) (6,845) (15,819)
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2034 SEK 41,700,000 (31,901) (6,611) (38,512)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2034 SEK 109,000,000 (117,888) 44,941 (72,947)
Pay 6M BUBOR Semi 5.00% Annual 9/16/2026 HUF 1,200,000,000 (25,788) (53,077) (78,865)
Pay 6M BUBOR Semi 6.00% Annual 9/19/2029 HUF 346,100,000 (10,136) (953) (11,089)
Pay 6M EURIBOR Semi 2.50% Annual 9/19/2029 EUR 37,800,000 (173,216) 142,892 (30,324)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2034 EUR 15,800,000 (221,165) 143,476 (77,689)
Pay 6M EURIBOR Semi 2.50% Annual 9/20/2034 EUR 15,700,000 (235,839) 207,035 (28,804)
Pay 6M NIBOR Semi 3.50% Annual 6/20/2029 NOK 341,100,000 (117,492) (351,653) (469,145)
Pay 6M PRIBOR Semi 3.00% Annual 6/20/2029 CZK 18,700,000 (17,332) (3,488) (20,820)
Pay 6M PRIBOR Semi 3.00% Annual 9/19/2029 CZK 11,500,000 (1,701) (8,836) (10,537)
Receive 1D CORRA Semi 4.00% Semi 9/16/2026 CAD 345,600,000 (1,064,813) 63,986 (1,000,827)
Receive 1D CORRA Semi 3.50% Semi 6/20/2029 CAD 4,500,000 (10,723) 1,230 (9,493)
Receive 1D CORRA Semi 3.50% Semi 9/20/2034 CAD 21,900,000 (39,838) (101,948) (141,786)
Receive 1D SOFR Annual 4.00% Annual 6/21/2034 USD 40,300,000 (662,738) (20,393) (683,131)
Receive 1D SOFR Annual 4.00% Annual 9/20/2034 USD 45,100,000 (746,776) (165,814) (912,590)
Receive 1D SONIA Annual 4.00% Annual 6/20/2029 GBP 9,300,000 (141,101) (4,614) (145,715)
Receive 1D SORA Semi 3.00% Semi 9/19/2029 SGD 8,500,000 (23,180) 5,251 (17,929)
Receive 1D TONAR Annual 0.50% Annual 6/17/2026 JPY 31,442,600,000 (614,290) (73,587) (687,877)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D TONAR Annual 0.50% Annual 9/16/2026 JPY 95,144,500,000 $ (1,212,692) $ (274,752) $ (1,487,444)
Receive 1D TONAR Annual 1.00% Annual 6/21/2034 JPY 2,186,600,000 (130,528) (56,507) (187,035)
Receive 1D TONAR Annual 1.00% Annual 9/20/2034 JPY 4,355,400,000 (142,484) (133,479) (275,963)
Receive 3M BBR Qtrly 4.50% Qtrly 6/11/2026 AUD 63,000,000 (203,879) (308,523) (512,402)
Receive 3M BBR Qtrly 4.00% Qtrly 6/11/2026 AUD 187,600,000 (233,069) (136,379) (369,448)
Receive 3M BBR Qtrly 4.00% Qtrly 9/10/2026 AUD 184,000,000 (402,839) (152,531) (555,370)
Receive 3M BBR Qtrly 4.50% Semi 6/13/2029 NZD 35,900,000 168,288 (423,733) (255,445)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2029 NZD 14,400,000 (63,516) (66,066) (129,582)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/16/2026 KRW 48,500,000,000 (168,151) (2,366) (170,517)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/20/2029 KRW 7,791,300,000 (74,861) 10 (74,851)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/19/2029 KRW 18,238,600,000 (163,431) (20,771) (184,202)
Receive 3M HIBOR Qtrly 4.00% Qtrly 9/19/2029 HKD 51,200,000 (51,152) (8,228) (59,380)
Receive 3M STIBOR Qtrly 3.00% Annual 9/16/2026 SEK 1,454,000,000 (357,529) 38,345 (319,184)
Receive 6M BBR Semi 4.50% Semi 6/09/2044 AUD 5,000,000 (46,381) (21,401) (67,782)
Receive 6M EURIBOR Semi 3.00% Annual 6/17/2026 EUR 12,700,000 (6,259) 474 (5,785)
Receive 6M EURIBOR Semi 3.00% Annual 9/16/2026 EUR 238,900,000 (843,418) (175,646) (1,019,064)
Receive 6M EURIBOR Semi 2.50% Annual 6/17/2054 EUR 4,600,000 (132,823) (67,747) (200,570)
Receive 6M NIBOR Semi 4.00% Annual 9/19/2029 NOK 62,400,000 (24,887) (36,925) (61,812)
Receive 6M PRIBOR Semi 3.00% Annual 6/17/2026 CZK 1,800,000 975 (1,027) (52)
(9,901,694) (1,559,371) (11,461,065)
$ (3,279,726) $ 5,178,469 $ 1,898,743
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 5.05%
1 Day Secured Overnight Financing Rate (“SOFR”): 5.34%
1 Day Singapore Overnight Rate Average (“SORA”): 3.69%
1 Day Sterling Overnight Index Average (“SONIA”): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.46%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.08%
1 Month Mexico Equilibrium Interbank Interest Rate (“TIIE”): 11.25%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.34%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 4.72%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 8.35%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 3.64%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 4.03%
3 Month Tel Aviv Interbank Offer Rate (“TELBOR”): 4.35%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.50%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 7.58%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.85%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.87%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 5.23%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.76%

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
Total return swap contracts outstanding as of March 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 04/19/2024 EUR 4,063,088 $ 82,434
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 04/29/2024 HKD 13,662,900 4,564
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/29/2024 HKD 125,873,100 80,927
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 06/13/2024 KRW 7,420,075,000 217,289
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 06/13/2024 KRW 37,382,150,000 1,050,689
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 06/21/2024 CHF 10,936,900 29,179
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/17/2024 TWD 4,040,400 1,995
Total unrealized appreciation 1,467,077
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 04/29/2024 HKD 290,700 (72)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 04/17/2024 BRL 137,809,580 (396,167)
Total unrealized depreciation (396,239)
Net unrealized appreciation $ 1,070,838
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 386 4/2024 USD $ 33,582,000 $ 1,425,701
CAC 40 10 Euro Index 377 4/2024 EUR 33,447,150 383,476
CBOE Volatility Index 77 4/2024 USD 1,106,390 (58,566)
HSCEI 61 4/2024 HKD 2,265,610 5,195
IBEX 35 Index 154 4/2024 EUR 18,387,201 1,075,359
IFSC NIFTY 50 Index 146 4/2024 USD 6,564,598 60,076
LME Aluminum Base Metal 14 4/2024 USD 807,422 49,900
LME Aluminum Base Metal 18 4/2024 USD 1,039,014 29,047
LME Aluminum Base Metal 21 4/2024 USD 1,205,762 17,099
LME Aluminum Base Metal 29 4/2024 USD 1,672,517 87,066

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 45 4/2024 USD $ 2,598,446 $ 57,817
LME Aluminum Base Metal 47 4/2024 USD 2,697,671 10,305
LME Aluminum Base Metal 57 4/2024 USD 3,289,328 151,693
LME Aluminum Base Metal 60 4/2024 USD 3,469,845 49,380
LME Aluminum Base Metal 61 4/2024 USD 3,526,532 88,852
LME Aluminum Base Metal 68 4/2024 USD 3,925,861 131,920
LME Aluminum Base Metal 91 4/2024 USD 5,238,119 187,347
LME Aluminum Base Metal 93 4/2024 USD 5,363,589 308,295
LME Aluminum Base Metal 107 4/2024 USD 6,173,017 395,384
LME Aluminum Base Metal 119 4/2024 USD 6,839,793 158,312
LME Aluminum Base Metal 131 4/2024 USD 7,532,140 179,764
LME Aluminum Base Metal 166 4/2024 USD 9,551,557 244,271
LME Copper Base Metal 2 4/2024 USD 439,897 11,692
LME Copper Base Metal 8 4/2024 USD 1,758,018 84,497
LME Copper Base Metal 8 4/2024 USD 1,757,794 103,773
LME Copper Base Metal 15 4/2024 USD 3,288,664 125,405
LME Copper Base Metal 21 4/2024 USD 4,606,513 199,506
LME Copper Base Metal 31 4/2024 USD 6,823,929 219,296
LME Copper Base Metal 31 4/2024 USD 6,795,402 219,979
LME Copper Base Metal 33 4/2024 USD 7,265,354 132,158
LME Copper Base Metal 36 4/2024 USD 7,915,581 391,936
LME Copper Base Metal 37 4/2024 USD 8,140,731 232,436
LME Copper Base Metal 38 4/2024 USD 8,356,694 379,448
LME Copper Base Metal 45 4/2024 USD 9,876,308 404,558
LME Copper Base Metal 48 4/2024 USD 10,559,244 274,067
LME Copper Base Metal 49 4/2024 USD 10,750,392 458,540
LME Copper Base Metal 59 4/2024 USD 12,962,064 702,955
LME Copper Base Metal 79 4/2024 USD 17,341,567 783,673
LME Lead Base Metal 1 4/2024 USD 50,634 (631)
LME Lead Base Metal 8 4/2024 USD 405,884 (16,653)
LME Lead Base Metal 8 4/2024 USD 406,384 (7,085)
LME Lead Base Metal 9 4/2024 USD 458,044 (29,696)
LME Lead Base Metal 11 4/2024 USD 559,301 (30,329)
LME Lead Base Metal 11 4/2024 USD 559,122 (33,262)
LME Lead Base Metal 11 4/2024 USD 558,228 (16,918)
LME Lead Base Metal 11 4/2024 USD 558,984 (37,585)
LME Lead Base Metal 13 4/2024 USD 660,400 (20,858)
LME Lead Base Metal 14 4/2024 USD 711,186 (9,814)
LME Nickel Base Metal 2 4/2024 USD 198,828 4,132
LME Nickel Base Metal 11 4/2024 USD 1,097,468 6,455
LME Nickel Base Metal 19 4/2024 USD 1,893,546 68,714
LME Nickel Base Metal 20 4/2024 USD 1,991,642 63,777
LME Nickel Base Metal 21 4/2024 USD 2,095,493 32,811
LME Nickel Base Metal 23 4/2024 USD 2,292,547 45,125
LME Nickel Base Metal 25 4/2024 USD 2,493,072 (19,799)
LME Nickel Base Metal 30 4/2024 USD 2,991,217 (5,732)
LME Nickel Base Metal 31 4/2024 USD 3,090,440 50,177
LME Nickel Base Metal 31 4/2024 USD 3,088,015 73,393
LME Nickel Base Metal 35 4/2024 USD 3,481,594 71,929
LME Nickel Base Metal 36 4/2024 USD 3,585,520 105,622
LME Nickel Base Metal 38 4/2024 USD 3,781,555 47,486
LME Nickel Base Metal 40 4/2024 USD 3,980,045 52,925
LME Tin Base Metal 1 4/2024 USD 137,994 5,387
LME Tin Base Metal 1 4/2024 USD 137,765 11,862
LME Tin Base Metal 2 4/2024 USD 275,240 29,605
LME Tin Base Metal 2 4/2024 USD 275,290 28,085

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 1 4/2024 USD $ 60,008 $ (2,790)
LME Zinc Base Metal 4 4/2024 USD 240,493 (8,119)
LME Zinc Base Metal 35 4/2024 USD 2,098,425 (104,593)
LME Zinc Base Metal 38 4/2024 USD 2,279,630 (110,417)
LME Zinc Base Metal 41 4/2024 USD 2,457,438 (115,586)
LME Zinc Base Metal 43 4/2024 USD 2,575,034 (166,589)
LME Zinc Base Metal 43 4/2024 USD 2,574,281 (165,043)
LME Zinc Base Metal 53 4/2024 USD 3,190,481 (242,073)
LME Zinc Base Metal 60 4/2024 USD 3,609,645 (61,034)
LME Zinc Base Metal 61 4/2024 USD 3,665,612 (150,195)
LME Zinc Base Metal 67 4/2024 USD 4,027,219 (71,287)
NY Harbor ULSD 143 4/2024 USD 15,751,936 86,674
RBOB Gasoline 182 4/2024 USD 20,796,266 1,122,932
SGX FTSE China A50 Index 4,097 4/2024 USD 49,655,640 (123,936)
SGX FTSE Taiwan Index 340 4/2024 USD 23,460,000 31,677
Sugar No. 11 195 4/2024 USD 4,918,368 144,581
WTI Crude Oil 492 4/2024 USD 40,919,640 2,425,536
Cocoa 76 5/2024 USD 7,422,160 3,795,475
Cocoa 125 5/2024 GBP 13,056,942 5,633,649
Coffee 'C' 186 5/2024 USD 13,172,288 131,572
Cotton No. 2 185 5/2024 USD 8,452,650 (293,313)
Crude Oil 17 5/2024 USD 1,464,397 96,208
Fcoj-a 6 5/2024 USD 326,925 (7,112)
Feeder Cattle 32 5/2024 USD 3,979,200 (132,361)
LME Aluminum Base Metal 10 5/2024 USD 580,245 23,965
LME Aluminum Base Metal 52 5/2024 USD 3,015,974 128,361
LME Aluminum Base Metal 55 5/2024 USD 3,190,660 129,267
LME Aluminum Base Metal 64 5/2024 USD 3,702,368 98,259
LME Aluminum Base Metal 71 5/2024 USD 4,113,527 148,905
LME Aluminum Base Metal 73 5/2024 USD 4,235,789 168,103
LME Aluminum Base Metal 73 5/2024 USD 4,230,314 186,817
LME Aluminum Base Metal 83 5/2024 USD 4,816,552 141,055
LME Aluminum Base Metal 144 5/2024 USD 8,357,328 384,768
LME Aluminum Base Metal 204 5/2024 USD 11,816,802 483,764
LME Aluminum Base Metal 299 5/2024 USD 17,373,171 979,914
LME Copper Base Metal 3 5/2024 USD 660,594 21,211
LME Copper Base Metal 6 5/2024 USD 1,323,981 84,817
LME Copper Base Metal 24 5/2024 USD 5,295,924 242,451
LME Copper Base Metal 26 5/2024 USD 5,735,879 399,148
LME Copper Base Metal 36 5/2024 USD 7,948,656 239,145
LME Copper Base Metal 47 5/2024 USD 10,362,666 493,657
LME Copper Base Metal 50 5/2024 USD 11,038,550 339,531
LME Copper Base Metal 120 5/2024 USD 26,525,730 1,100,090
LME Lead Base Metal 2 5/2024 USD 102,221 118
LME Lead Base Metal 2 5/2024 USD 102,304 (1,134)
LME Lead Base Metal 2 5/2024 USD 102,307 (1,798)
LME Lead Base Metal 2 5/2024 USD 102,307 52
LME Lead Base Metal 3 5/2024 USD 153,157 509
LME Lead Base Metal 3 5/2024 USD 153,113 (3,316)
LME Lead Base Metal 4 5/2024 USD 204,534 (3,291)
LME Lead Base Metal 8 5/2024 USD 409,002 6,581
LME Lead Base Metal 10 5/2024 USD 511,635 (6,891)
LME Lead Base Metal 11 5/2024 USD 561,253 (22,721)
LME Lead Base Metal 11 5/2024 USD 560,365 (28,098)
LME Nickel Base Metal 9 5/2024 USD 899,054 27,310
LME Nickel Base Metal 10 5/2024 USD 999,624 16,293

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 10 5/2024 USD $ 999,969 $ 17,540
LME Nickel Base Metal 13 5/2024 USD 1,299,648 14,123
LME Nickel Base Metal 15 5/2024 USD 1,501,754 (4,415)
LME Nickel Base Metal 29 5/2024 USD 2,894,231 78,824
LME Nickel Base Metal 32 5/2024 USD 3,203,933 (102,843)
LME Nickel Base Metal 63 5/2024 USD 6,317,257 (241,453)
LME Zinc Base Metal 11 5/2024 USD 666,116 6,371
LME Zinc Base Metal 23 5/2024 USD 1,392,989 14,562
LME Zinc Base Metal 24 5/2024 USD 1,452,414 51,567
LME Zinc Base Metal 25 5/2024 USD 1,511,994 60,944
LME Zinc Base Metal 28 5/2024 USD 1,691,494 71,610
LME Zinc Base Metal 29 5/2024 USD 1,754,486 80,865
LME Zinc Base Metal 30 5/2024 USD 1,811,775 17,685
LME Zinc Base Metal 34 5/2024 USD 2,056,380 73,228
LME Zinc Base Metal 57 5/2024 USD 3,455,212 7,966
LME Zinc Base Metal 75 5/2024 USD 4,528,106 (9,388)
Low Sulphur Gasoil 421 5/2024 USD 34,016,800 514,018
Mont Belvieu Propane 80 5/2024 USD 2,788,800 199,343
Robusta Coffee 104 5/2024 USD 3,618,160 291,817
Silver 6 5/2024 USD 747,480 57,079
100 oz Gold 175 6/2024 USD 39,172,000 834,485
Australia 10 Year Bond 142 6/2024 AUD 10,770,647 (13,061)
Crude Oil 32 6/2024 USD 2,725,952 40,955
Crude Palm Oil 153 6/2024 MYR 3,342,531 11,374
DJIA CBOT E-Mini Index 63 6/2024 USD 12,655,440 162,891
Euro STOXX 50 Index 419 6/2024 EUR 22,805,325 676,077
FTSE 100 Index 153 6/2024 GBP 15,425,543 454,085
FTSE/MIB Index 236 6/2024 EUR 43,552,074 1,260,602
Lean Hogs 193 6/2024 USD 7,831,940 5,725
Live Cattle 103 6/2024 USD 7,426,300 (180,141)
LME Aluminum Base Metal 35 6/2024 USD 2,042,705 48,268
LME Aluminum Base Metal 63 6/2024 USD 3,673,121 111,839
LME Aluminum Base Metal 71 6/2024 USD 4,135,111 134,473
LME Aluminum Base Metal 81 6/2024 USD 4,721,571 170,365
LME Aluminum Base Metal 81 6/2024 USD 4,731,696 35,596
LME Aluminum Base Metal 100 6/2024 USD 5,842,500 56,725
LME Aluminum Base Metal 101 6/2024 USD 5,889,916 166,018
LME Aluminum Base Metal 106 6/2024 USD 6,170,658 252,783
LME Aluminum Base Metal 125 6/2024 USD 7,302,563 65,337
LME Aluminum Base Metal 229 6/2024 USD 13,364,383 207,661
LME Aluminum Base Metal 992 6/2024 USD 57,899,072 1,302,500
LME Copper Base Metal 2 6/2024 USD 443,350 1,104
LME Copper Base Metal 13 6/2024 USD 2,875,532 105,159
LME Copper Base Metal 16 6/2024 USD 3,543,944 (31,303)
LME Copper Base Metal 17 6/2024 USD 3,763,668 102,263
LME Copper Base Metal 19 6/2024 USD 4,208,054 (29,932)
LME Copper Base Metal 19 6/2024 USD 4,207,916 56,366
LME Copper Base Metal 28 6/2024 USD 6,202,217 (116,753)
LME Copper Base Metal 29 6/2024 USD 6,415,917 155,387
LME Copper Base Metal 98 6/2024 USD 21,705,310 50,853
LME Lead Base Metal 1 6/2024 USD 51,276 (1,120)
LME Lead Base Metal 3 6/2024 USD 154,106 3,798
LME Lead Base Metal 9 6/2024 USD 461,576 (17,019)
LME Lead Base Metal 10 6/2024 USD 512,545 2,289
LME Lead Base Metal 12 6/2024 USD 615,906 6,427
LME Lead Base Metal 17 6/2024 USD 871,684 (37,749)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 18 6/2024 USD $ 923,184 $ 4,968
LME Lead Base Metal 64 6/2024 USD 3,284,032 (66,680)
LME Nickel Base Metal 15 6/2024 USD 1,506,528 (66,717)
LME Nickel Base Metal 24 6/2024 USD 2,409,598 (155,803)
LME Nickel Base Metal 27 6/2024 USD 2,711,446 (188,273)
LME Nickel Base Metal 28 6/2024 USD 2,813,046 (57,696)
LME Nickel Base Metal 29 6/2024 USD 2,912,990 (289,247)
LME Nickel Base Metal 29 6/2024 USD 2,912,816 (254,337)
LME Nickel Base Metal 37 6/2024 USD 3,715,852 (152,141)
LME Nickel Base Metal 85 6/2024 USD 8,537,563 (726,019)
LME Zinc Base Metal 8 6/2024 USD 486,644 (26,027)
LME Zinc Base Metal 19 6/2024 USD 1,156,825 (34,099)
LME Zinc Base Metal 27 6/2024 USD 1,639,886 (67,173)
LME Zinc Base Metal 50 6/2024 USD 3,047,813 (63,809)
LME Zinc Base Metal 50 6/2024 USD 3,040,400 (160,826)
LME Zinc Base Metal 69 6/2024 USD 4,196,528 (238,913)
LME Zinc Base Metal 69 6/2024 USD 4,194,769 (202,274)
LME Zinc Base Metal 88 6/2024 USD 5,359,024 (151,132)
LME Zinc Base Metal 93 6/2024 USD 5,645,844 (72,448)
LME Zinc Base Metal 353 6/2024 USD 21,490,375 (902,978)
MSCI EAFE E-Mini Index 248 6/2024 USD 29,228,040 325,153
MSCI Emerging Markets E-Mini Index 706 6/2024 USD 37,029,700 (10,865)
NASDAQ 100 E-Mini Index 32 6/2024 USD 11,824,000 (53,792)
S&P 500 E-Mini Index 80 6/2024 USD 21,234,000 307,422
S&P Midcap 400 E-Mini Index 52 6/2024 USD 16,002,480 485,802
S&P/TSX 60 Index 140 6/2024 CAD 27,728,175 364,661
SPI 200 Index 13 6/2024 AUD 1,683,912 27,123
TOPIX Index 67 6/2024 JPY 12,169,144 236,842
Aluminum 17 7/2024 USD 989,188 15,635
Cocoa 19 7/2024 USD 1,768,140 (3,353)
Cocoa 99 7/2024 GBP 9,652,608 135,588
Robusta Coffee 27 7/2024 USD 916,920 (9,101)
White Sugar 64 7/2024 USD 2,018,880 8,868
Crude Oil 207 8/2024 JPY 5,265,933 364,298
90-Day New Zealand Bill 7 9/2024 NZD 4,128,904 325
3 Month SARON 118 12/2024 CHF 32,357,266 25,660
3 Month SONIA 64 12/2024 GBP 19,249,302 7,361
3 Month SARON 97 3/2025 CHF 26,632,381 25,017
3 Month SARON 101 6/2025 CHF 27,741,822 9,375
3 Month SARON 71 9/2025 CHF 19,499,709 (3,648)
Total of long contracts 33,361,950
Short Contracts
EURO STOXX 50 Volatility Index (580) 4/2024 EUR (885,412) 80,519
Hang Seng Index (161) 4/2024 HKD (17,042,316) (24,232)
LME Aluminum Base Metal (14) 4/2024 USD (807,422) (49,237)
LME Aluminum Base Metal (18) 4/2024 USD (1,039,014) (23,643)
LME Aluminum Base Metal (21) 4/2024 USD (1,205,762) (14,083)
LME Aluminum Base Metal (29) 4/2024 USD (1,672,517) (85,054)
LME Aluminum Base Metal (45) 4/2024 USD (2,598,446) (67,263)
LME Aluminum Base Metal (47) 4/2024 USD (2,697,671) (12,934)
LME Aluminum Base Metal (57) 4/2024 USD (3,289,328) (177,654)
LME Aluminum Base Metal (60) 4/2024 USD (3,469,845) (58,874)
LME Aluminum Base Metal (61) 4/2024 USD (3,526,532) (88,041)
LME Aluminum Base Metal (68) 4/2024 USD (3,925,861) (129,658)
LME Aluminum Base Metal (91) 4/2024 USD (5,238,119) (172,197)
LME Aluminum Base Metal (93) 4/2024 USD (5,363,589) (310,429)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (107) 4/2024 USD $ (6,173,017) $ (398,012)
LME Aluminum Base Metal (119) 4/2024 USD (6,839,793) (150,690)
LME Aluminum Base Metal (131) 4/2024 USD (7,532,140) (178,570)
LME Aluminum Base Metal (166) 4/2024 USD (9,551,557) (260,108)
LME Copper Base Metal (2) 4/2024 USD (439,897) (11,891)
LME Copper Base Metal (8) 4/2024 USD (1,758,018) (87,079)
LME Copper Base Metal (8) 4/2024 USD (1,757,794) (103,294)
LME Copper Base Metal (15) 4/2024 USD (3,288,664) (117,777)
LME Copper Base Metal (21) 4/2024 USD (4,606,513) (192,300)
LME Copper Base Metal (31) 4/2024 USD (6,795,402) (223,002)
LME Copper Base Metal (31) 4/2024 USD (6,823,929) (239,224)
LME Copper Base Metal (33) 4/2024 USD (7,265,354) (139,151)
LME Copper Base Metal (36) 4/2024 USD (7,915,581) (411,593)
LME Copper Base Metal (37) 4/2024 USD (8,140,731) (227,028)
LME Copper Base Metal (38) 4/2024 USD (8,356,694) (392,468)
LME Copper Base Metal (45) 4/2024 USD (9,876,308) (414,071)
LME Copper Base Metal (48) 4/2024 USD (10,559,244) (252,819)
LME Copper Base Metal (49) 4/2024 USD (10,750,392) (462,010)
LME Copper Base Metal (59) 4/2024 USD (12,962,064) (719,689)
LME Copper Base Metal (79) 4/2024 USD (17,341,567) (777,888)
LME Lead Base Metal (1) 4/2024 USD (50,634) 913
LME Lead Base Metal (8) 4/2024 USD (405,884) 16,295
LME Lead Base Metal (8) 4/2024 USD (406,384) 8,645
LME Lead Base Metal (9) 4/2024 USD (458,044) 29,958
LME Lead Base Metal (11) 4/2024 USD (558,984) 41,862
LME Lead Base Metal (11) 4/2024 USD (559,122) 33,062
LME Lead Base Metal (11) 4/2024 USD (559,301) 27,796
LME Lead Base Metal (11) 4/2024 USD (558,228) 19,793
LME Lead Base Metal (13) 4/2024 USD (660,400) 17,841
LME Lead Base Metal (14) 4/2024 USD (711,186) 7,240
LME Nickel Base Metal (2) 4/2024 USD (198,828) (3,724)
LME Nickel Base Metal (11) 4/2024 USD (1,097,468) (7,169)
LME Nickel Base Metal (19) 4/2024 USD (1,893,546) (76,443)
LME Nickel Base Metal (20) 4/2024 USD (1,991,642) (65,702)
LME Nickel Base Metal (21) 4/2024 USD (2,095,493) (36,910)
LME Nickel Base Metal (23) 4/2024 USD (2,292,547) (46,666)
LME Nickel Base Metal (25) 4/2024 USD (2,493,072) 22,353
LME Nickel Base Metal (30) 4/2024 USD (2,991,217) 5,694
LME Nickel Base Metal (31) 4/2024 USD (3,090,440) (31,671)
LME Nickel Base Metal (31) 4/2024 USD (3,088,015) (71,653)
LME Nickel Base Metal (35) 4/2024 USD (3,481,594) (73,226)
LME Nickel Base Metal (36) 4/2024 USD (3,585,520) (97,012)
LME Nickel Base Metal (38) 4/2024 USD (3,781,555) (61,389)
LME Nickel Base Metal (40) 4/2024 USD (3,980,045) (38,480)
LME Tin Base Metal (1) 4/2024 USD (137,765) (11,910)
LME Tin Base Metal (1) 4/2024 USD (137,994) (4,892)
LME Tin Base Metal (2) 4/2024 USD (275,290) (29,249)
LME Tin Base Metal (2) 4/2024 USD (275,240) (29,562)
LME Zinc Base Metal (1) 4/2024 USD (60,008) 2,814
LME Zinc Base Metal (4) 4/2024 USD (240,493) 6,241
LME Zinc Base Metal (35) 4/2024 USD (2,098,425) 108,395
LME Zinc Base Metal (38) 4/2024 USD (2,279,630) 116,513
LME Zinc Base Metal (41) 4/2024 USD (2,457,438) 109,526
LME Zinc Base Metal (43) 4/2024 USD (2,575,034) 155,875
LME Zinc Base Metal (43) 4/2024 USD (2,574,281) 171,140
LME Zinc Base Metal (53) 4/2024 USD (3,190,481) 257,342

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (60) 4/2024 USD $ (3,609,645) $ 77,560
LME Zinc Base Metal (61) 4/2024 USD (3,665,612) 128,608
LME Zinc Base Metal (67) 4/2024 USD (4,027,219) 81,477
MSCI Singapore Index (186) 4/2024 SGD (4,006,525) 7,960
Natural Gas (10) 4/2024 GBP (266,257) 12,550
Natural Gas (60) 4/2024 EUR (1,316,691) 32,375
Natural Gas (1,958) 4/2024 USD (34,519,540) 1,458,626
OMXS30 Index (233) 4/2024 SEK (5,495,221) (29,118)
Rapeseed (18) 4/2024 EUR (425,283) (25,913)
Canola (317) 5/2024 CAD (2,931,878) (160,002)
CBOE Volatility Index (74) 5/2024 USD (1,140,969) 59,884
Copper (732) 5/2024 USD (73,328,100) (2,666,927)
Corn (1,359) 5/2024 USD (30,033,900) 64,686
Ethanol (15) 5/2024 USD (1,059,975) 14,705
EURO STOXX 50 Volatility Index (113) 5/2024 EUR (187,132) 9,392
French Base Electricity (14) 5/2024 EUR (327,792) 153,405
Italian Base Electricity (6) 5/2024 EUR (376,995) 5,667
KC HRW Wheat (331) 5/2024 USD (9,685,888) 206,923
LME Aluminum Base Metal (10) 5/2024 USD (580,245) (23,731)
LME Aluminum Base Metal (52) 5/2024 USD (3,015,974) (141,504)
LME Aluminum Base Metal (55) 5/2024 USD (3,190,660) (146,186)
LME Aluminum Base Metal (64) 5/2024 USD (3,702,368) (98,079)
LME Aluminum Base Metal (71) 5/2024 USD (4,113,527) (139,514)
LME Aluminum Base Metal (73) 5/2024 USD (4,235,789) (157,132)
LME Aluminum Base Metal (73) 5/2024 USD (4,230,314) (187,199)
LME Aluminum Base Metal (83) 5/2024 USD (4,816,552) (158,783)
LME Aluminum Base Metal (144) 5/2024 USD (8,357,328) (413,006)
LME Aluminum Base Metal (204) 5/2024 USD (11,816,802) (510,431)
LME Aluminum Base Metal (299) 5/2024 USD (17,373,171) (999,200)
LME Copper Base Metal (3) 5/2024 USD (660,594) (20,632)
LME Copper Base Metal (6) 5/2024 USD (1,323,981) (89,047)
LME Copper Base Metal (24) 5/2024 USD (5,295,924) (264,609)
LME Copper Base Metal (26) 5/2024 USD (5,735,879) (410,854)
LME Copper Base Metal (36) 5/2024 USD (7,948,656) (250,633)
LME Copper Base Metal (47) 5/2024 USD (10,362,666) (497,170)
LME Copper Base Metal (50) 5/2024 USD (11,038,550) (343,815)
LME Copper Base Metal (120) 5/2024 USD (26,525,730) (1,107,404)
LME Lead Base Metal (2) 5/2024 USD (102,304) 1,041
LME Lead Base Metal (2) 5/2024 USD (102,307) 412
LME Lead Base Metal (2) 5/2024 USD (102,221) 274
LME Lead Base Metal (2) 5/2024 USD (102,307) 1,813
LME Lead Base Metal (3) 5/2024 USD (153,157) (390)
LME Lead Base Metal (3) 5/2024 USD (153,113) 4,005
LME Lead Base Metal (4) 5/2024 USD (204,534) 2,955
LME Lead Base Metal (8) 5/2024 USD (409,002) (6,415)
LME Lead Base Metal (10) 5/2024 USD (511,635) 7,736
LME Lead Base Metal (11) 5/2024 USD (561,253) 22,937
LME Lead Base Metal (11) 5/2024 USD (560,365) 26,731
LME Nickel Base Metal (9) 5/2024 USD (899,054) (30,462)
LME Nickel Base Metal (10) 5/2024 USD (999,624) (20,289)
LME Nickel Base Metal (10) 5/2024 USD (999,969) (21,399)
LME Nickel Base Metal (13) 5/2024 USD (1,299,648) (13,467)
LME Nickel Base Metal (15) 5/2024 USD (1,501,754) (598)
LME Nickel Base Metal (29) 5/2024 USD (2,894,231) (75,725)
LME Nickel Base Metal (32) 5/2024 USD (3,203,933) 93,343
LME Nickel Base Metal (63) 5/2024 USD (6,317,257) 229,815

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (11) 5/2024 USD $ (666,116) $ (6,210)
LME Zinc Base Metal (23) 5/2024 USD (1,392,989) (14,120)
LME Zinc Base Metal (24) 5/2024 USD (1,452,414) (45,410)
LME Zinc Base Metal (25) 5/2024 USD (1,511,994) (28,685)
LME Zinc Base Metal (28) 5/2024 USD (1,691,494) (71,055)
LME Zinc Base Metal (29) 5/2024 USD (1,754,486) (78,159)
LME Zinc Base Metal (30) 5/2024 USD (1,811,775) (38,918)
LME Zinc Base Metal (34) 5/2024 USD (2,056,380) (89,156)
LME Zinc Base Metal (57) 5/2024 USD (3,455,212) (4,258)
LME Zinc Base Metal (75) 5/2024 USD (4,528,106) 13,732
Milling Wheat No. 2 (274) 5/2024 EUR (3,007,780) 8,454
Phelix De Base Electricity (19) 5/2024 EUR (785,712) 53,242
Red Wheat (104) 5/2024 USD (3,354,000) 206,707
SGX Iron Ore (5) 5/2024 USD (50,520) 2,129
Soybean (1,810) 5/2024 USD (107,830,750) 509,655
Soybean Meal (529) 5/2024 USD (17,864,330) 228,235
Soybean Oil (528) 5/2024 USD (15,190,560) (93,689)
Wheat (623) 5/2024 USD (17,451,788) (112,551)
Australia 3 Year Bond (293) 6/2024 AUD (20,402,270) (30,972)
Canada 10 Year Bond (412) 6/2024 CAD (36,553,955) (171,776)
CBOE Volatility Index (83) 6/2024 USD (1,340,326) 43,556
DAX Index (19) 6/2024 EUR (9,621,832) (243,698)
Euro-Bobl (98) 6/2024 EUR (12,494,852) (12,472)
Euro-BTP (120) 6/2024 EUR (15,381,380) (36,595)
Euro-Bund (6) 6/2024 EUR (862,541) (2,969)
Euro-Buxl (60) 6/2024 EUR (8,771,050) (193,834)
Euro-OAT (182) 6/2024 EUR (25,138,780) (34,515)
Euro-Schatz (583) 6/2024 EUR (66,466,357) 61,980
French Base Electricity (8) 6/2024 EUR (1,073,470) 57,865
FTSE/JSE Top 40 Index (122) 6/2024 ZAR (4,439,860) (113,457)
Italian Base Electricity (5) 6/2024 EUR (1,086,238) (50,045)
Japan 10 Year Bond (46) 6/2024 JPY (44,301,361) (130,170)
LME Aluminum Base Metal (35) 6/2024 USD (2,042,705) (49,985)
LME Aluminum Base Metal (63) 6/2024 USD (3,673,121) (112,242)
LME Aluminum Base Metal (71) 6/2024 USD (4,135,111) (146,648)
LME Aluminum Base Metal (81) 6/2024 USD (4,721,571) (183,788)
LME Aluminum Base Metal (81) 6/2024 USD (4,731,696) (49,709)
LME Aluminum Base Metal (100) 6/2024 USD (5,842,500) (95,049)
LME Aluminum Base Metal (101) 6/2024 USD (5,889,916) (148,368)
LME Aluminum Base Metal (106) 6/2024 USD (6,170,658) (263,574)
LME Aluminum Base Metal (125) 6/2024 USD (7,302,563) (32,061)
LME Aluminum Base Metal (229) 6/2024 USD (13,364,383) (236,543)
LME Aluminum Base Metal (921) 6/2024 USD (53,755,086) (2,943,401)
LME Copper Base Metal (2) 6/2024 USD (443,350) (918)
LME Copper Base Metal (13) 6/2024 USD (2,875,532) (97,791)
LME Copper Base Metal (16) 6/2024 USD (3,543,944) 32,714
LME Copper Base Metal (17) 6/2024 USD (3,763,668) (115,938)
LME Copper Base Metal (19) 6/2024 USD (4,208,054) 18,922
LME Copper Base Metal (19) 6/2024 USD (4,207,916) (19,127)
LME Copper Base Metal (28) 6/2024 USD (6,202,217) 104,709
LME Copper Base Metal (29) 6/2024 USD (6,415,917) (166,393)
LME Copper Base Metal (282) 6/2024 USD (62,458,136) (2,387,764)
LME Lead Base Metal (1) 6/2024 USD (51,276) 972
LME Lead Base Metal (3) 6/2024 USD (154,106) (3,673)
LME Lead Base Metal (9) 6/2024 USD (461,576) 19,675
LME Lead Base Metal (10) 6/2024 USD (512,545) (2,696)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (12) 6/2024 USD $ (615,906) $ (6,538)
LME Lead Base Metal (17) 6/2024 USD (871,684) 37,772
LME Lead Base Metal (18) 6/2024 USD (923,184) (5,692)
LME Lead Base Metal (36) 6/2024 USD (1,847,268) (13,892)
LME Nickel Base Metal (15) 6/2024 USD (1,506,528) 63,282
LME Nickel Base Metal (24) 6/2024 USD (2,409,598) 175,130
LME Nickel Base Metal (27) 6/2024 USD (2,711,446) 191,513
LME Nickel Base Metal (28) 6/2024 USD (2,813,046) 55,987
LME Nickel Base Metal (29) 6/2024 USD (2,912,816) 238,238
LME Nickel Base Metal (29) 6/2024 USD (2,912,990) 283,304
LME Nickel Base Metal (37) 6/2024 USD (3,715,852) 147,003
LME Nickel Base Metal (319) 6/2024 USD (32,040,972) 1,392,366
LME Zinc Base Metal (8) 6/2024 USD (486,644) 29,332
LME Zinc Base Metal (19) 6/2024 USD (1,156,825) 30,472
LME Zinc Base Metal (27) 6/2024 USD (1,639,886) 73,184
LME Zinc Base Metal (50) 6/2024 USD (3,047,813) 48,836
LME Zinc Base Metal (50) 6/2024 USD (3,040,400) 188,839
LME Zinc Base Metal (69) 6/2024 USD (4,196,528) 250,315
LME Zinc Base Metal (69) 6/2024 USD (4,194,769) 177,900
LME Zinc Base Metal (88) 6/2024 USD (5,359,024) 172,425
LME Zinc Base Metal (93) 6/2024 USD (5,645,844) 90,815
LME Zinc Base Metal (852) 6/2024 USD (51,869,121) 274,962
Long Gilt (42) 6/2024 GBP (5,289,368) (79,825)
Nikkei 225 Index (4) 6/2024 JPY (1,063,020) 7,335
Palladium (71) 6/2024 USD (7,252,650) (338,849)
Phelix De Base Electricity (7) 6/2024 EUR (1,110,535) (30,448)
Russell 2000 E-Mini Index (7) 6/2024 USD (751,065) (9,961)
U.S. Treasury 10 Year Note (526) 6/2024 USD (58,238,063) (326,241)
U.S. Treasury 2 Year Note (932) 6/2024 USD (190,543,030) 290,559
U.S. Treasury 5 Year Note (985) 6/2024 USD (105,356,524) (139,496)
U.S. Treasury Long Bond (428) 6/2024 USD (51,480,375) (688,868)
U.S. Treasury Ultra Bond (256) 6/2024 USD (32,952,000) (651,929)
CBOE Volatility Index (92) 7/2024 USD (1,556,465) 27,802
Platinum (451) 7/2024 USD (20,770,805) (84,234)
Rapeseed (32) 7/2024 EUR (769,004) 5,416
CBOE Volatility Index (96) 8/2024 USD (1,680,000) 28,152
3 Month Euro Euribor (240) 9/2024 EUR (62,581,931) 4,479
90-Day Australian Bank Bill (301) 9/2024 AUD (194,159,835) 7,585
3 Month CORRA (734) 12/2024 CAD (129,339,356) 159,269
3 Month Euro Euribor (218) 12/2024 EUR (57,012,826) 17,646
3 Month SOFR (533) 12/2024 USD (126,747,400) 322,344
90-Day Australian Bank Bill (226) 12/2024 AUD (145,838,092) (2,303)
90-Day New Zealand Bill (36) 12/2024 NZD (21,250,401) (1,466)
ECX Emission (16) 12/2024 EUR (1,066,767) 19,260
French Base Electricity (3) 12/2024 EUR (2,188,788) 464,194
Italian Base Electricity (3) 12/2024 EUR (2,726,345) 355,641
Phelix De Base Electricity (2) 12/2024 EUR (1,545,761) 294,759
UK Allowances Carbon Dioxide Emissions (9) 12/2024 GBP (424,840) (12,419)
3 Month CORRA (460) 3/2025 CAD (81,299,324) 178,254
3 Month Euro Euribor (241) 3/2025 EUR (63,183,943) 20,560
3 Month SOFR (480) 3/2025 USD (114,498,000) 377,332
3 Month SONIA (43) 3/2025 GBP (12,973,151) (14,377)
90-Day Australian Bank Bill (362) 3/2025 AUD (233,684,658) (28,027)
90-Day New Zealand Bill (43) 3/2025 NZD (25,401,607) (4,160)
3 Month CORRA (473) 6/2025 CAD (83,810,795) 198,906
3 Month Euro Euribor (210) 6/2025 EUR (55,164,163) 12,102

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SOFR (458) 6/2025 USD $ (109,559,325) $ 274,709
3 Month SONIA (34) 6/2025 GBP (10,285,197) (18,221)
90-Day Australian Bank Bill (238) 6/2025 AUD (153,679,272) (29,472)
3 Month CORRA (448) 9/2025 CAD (79,542,283) 96,398
3 Month Euro Euribor (152) 9/2025 EUR (39,981,642) 4,994
3 Month SOFR (317) 9/2025 USD (76,016,600) 195,373
3 Month SONIA (57) 9/2025 GBP (17,278,802) (33,040)
3 Month Euro Euribor (134) 12/2025 EUR (35,277,694) (5,601)
3 Month SOFR (327) 12/2025 USD (78,565,838) 154,200
3 Month SONIA (54) 12/2025 GBP (16,395,802) (33,263)
3 Month Euro Euribor (106) 3/2026 EUR (27,920,530) (16,526)
3 Month SOFR (318) 3/2026 USD (76,502,850) 123,783
3 Month SONIA (36) 3/2026 GBP (10,943,030) (23,682)
3 Month SOFR (321) 6/2026 USD (77,288,775) 66,321
3 Month SONIA (21) 6/2026 GBP (6,388,404) (13,617)
Total of short contracts (15,001,492)
Net value $ 18,360,458
Forward foreign currency exchange contracts outstanding as of March 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 7,075,287 USD 5,213,018 CITI 6/20/2024 $ 16,354
CAD 7,075,287 USD 5,212,992 JPMC 6/20/2024 16,380
COP 12,258,711,188 USD 3,062,125 CITI
**
6/20/2024 67,707
COP 12,258,711,188 USD 3,062,110 JPMC
**
6/20/2024 67,723
EUR 3,821,500 USD 4,131,872 CITI 6/20/2024 4,328
EUR 3,821,500 USD 4,131,852 JPMC 6/20/2024 4,348
HUF 695,676,893 USD 1,895,972 CITI 6/20/2024 1,316
HUF 695,676,893 USD 1,895,963 JPMC 6/20/2024 1,325
MXN 481,056,124 USD 27,854,249 CITI 6/20/2024 719,395
MXN 481,056,124 USD 27,854,110 JPMC 6/20/2024 719,534
PEN 22,617,500 USD 5,994,068 CITI
**
6/20/2024 77,367
PEN 22,617,500 USD 5,994,038 JPMC
**
6/20/2024 77,397
PLN 1,688,800 USD 421,862 CITI 6/20/2024 581
PLN 1,688,800 USD 421,860 JPMC 6/20/2024 583
TWD 31,000,000 USD 971,703 CITI
**
6/20/2024 666
TWD 31,000,000 USD 971,698 JPMC
**
6/20/2024 672
USD 84,394,474 AUD 128,479,479 CITI 6/20/2024 482,810
USD 84,394,895 AUD 128,479,478 JPMC 6/20/2024 483,231
USD 6,386,807 BRL 32,075,000 CITI
**
6/20/2024 39,725
USD 6,386,839 BRL 32,075,000 JPMC
**
6/20/2024 39,757
USD 20,171,462 CAD 27,264,498 CITI 6/20/2024 20,167
USD 20,171,566 CAD 27,264,502 JPMC 6/20/2024 20,268
USD 32,440,534 CHF 28,250,154 CITI 6/20/2024 836,766
USD 32,440,696 CHF 28,250,154 JPMC 6/20/2024 836,929
USD 59,111,556 CNY 423,167,749 CITI
**
6/20/2024 626,961
USD 59,111,852 CNY 423,167,749 JPMC
**
6/20/2024 627,257
USD 42,937,277 CZK 1,002,066,500 CITI 6/20/2024 208,343
USD 42,937,492 CZK 1,002,066,500 JPMC 6/20/2024 208,558
USD 57,501,757 EUR 52,443,617 CITI 6/20/2024 739,412
USD 57,502,045 EUR 52,443,617 JPMC 6/20/2024 739,699

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 59,251,889 GBP 46,630,000 CITI 6/20/2024 $ 372,997
USD 59,252,185 GBP 46,630,000 JPMC 6/20/2024 373,293
USD 17,470,679 IDR 274,500,451,644 CITI
**
6/20/2024 214,757
USD 17,470,766 IDR 274,500,451,644 JPMC
**
6/20/2024 214,845
USD 963,512 ILS 3,451,000 CITI 6/20/2024 21,722
USD 963,517 ILS 3,451,000 JPMC 6/20/2024 21,727
USD 68,419,800 INR 5,703,746,837 CITI
**
6/20/2024 186,618
USD 68,420,211 INR 5,703,746,836 JPMC
**
6/20/2024 187,029
USD 105,388,717 JPY 15,590,000,000 CITI 6/20/2024 1,130,779
USD 105,389,244 JPY 15,590,000,000 JPMC 6/20/2024 1,131,306
USD 33,949,297 KRW 44,873,314,685 CITI
**
6/20/2024 556,865
USD 33,949,467 KRW 44,873,314,685 JPMC
**
6/20/2024 557,035
USD 60,007,412 NOK 632,967,123 CITI 6/20/2024 1,593,282
USD 60,007,712 NOK 632,967,123 JPMC 6/20/2024 1,593,582
USD 135,863,340 NZD 223,795,031 CITI 6/20/2024 2,150,068
USD 135,864,019 NZD 223,795,031 JPMC 6/20/2024 2,150,748
USD 8,670,862 PHP 485,753,096 CITI
**
6/20/2024 32,522
USD 8,670,905 PHP 485,753,096 JPMC
**
6/20/2024 32,566
USD 5,706,444 PLN 22,669,500 CITI 6/20/2024 35,801
USD 5,706,472 PLN 22,669,500 JPMC 6/20/2024 35,829
USD 20,652,973 SEK 215,000,000 CITI 6/20/2024 500,413
USD 20,653,076 SEK 215,000,000 JPMC 6/20/2024 500,516
USD 67,203,210 SGD 89,877,653 CITI 6/20/2024 396,864
USD 67,203,546 SGD 89,877,654 JPMC 6/20/2024 397,200
USD 57,203,663 THB 2,037,000,000 CITI 6/20/2024 1,005,253
USD 57,203,949 THB 2,037,000,000 JPMC 6/20/2024 1,005,539
USD 35,475,357 TWD 1,110,454,684 CITI
**
6/20/2024 643,981
USD 35,475,535 TWD 1,110,454,684 JPMC
**
6/20/2024 644,158
ZAR 34,000,000 USD 1,774,894 CITI 6/20/2024 8,432
ZAR 34,000,000 USD 1,774,885 JPMC 6/20/2024 8,441
CLP 1,824,566,474 USD 1,852,497 CITI
**
6/21/2024 5,918
CLP 1,824,566,474 USD 1,852,487 JPMC
**
6/21/2024 5,927
USD 19,288,192 CLP 18,736,707,937 CITI
**
6/21/2024 203,900
USD 19,288,289 CLP 18,736,707,938 JPMC
**
6/21/2024 203,997
Total unrealized appreciation 25,809,469
AUD 89,215,500 USD 58,809,794 CITI 6/20/2024 (541,959)
AUD 89,215,500 USD 58,809,500 JPMC 6/20/2024 (541,665)
BRL 84,221,847 USD 16,748,359 CITI
**
6/20/2024 (82,325)
BRL 84,221,847 USD 16,748,275 JPMC
**
6/20/2024 (82,241)
CAD 140,114,192 USD 103,943,814 CITI 6/20/2024 (384,878)
CAD 140,114,193 USD 103,943,295 JPMC 6/20/2024 (384,358)
CNY 94,094,500 USD 13,166,355 CITI
**
6/20/2024 (161,870)
CNY 94,094,500 USD 13,166,290 JPMC
**
6/20/2024 (161,805)
EUR 183,629,000 USD 200,363,291 CITI 6/20/2024 (1,612,455)
EUR 183,629,000 USD 200,362,289 JPMC 6/20/2024 (1,611,453)
GBP 21,450,000 USD 27,441,646 CITI 6/20/2024 (357,102)
GBP 21,450,000 USD 27,441,508 JPMC 6/20/2024 (356,965)
HUF 5,034,738,248 USD 13,896,919 CITI 6/20/2024 (165,904)
HUF 5,034,738,248 USD 13,896,850 JPMC 6/20/2024 (165,834)
ILS 4,706,000 USD 1,292,066 CITI 6/20/2024 (7,782)
ILS 4,706,000 USD 1,292,060 JPMC 6/20/2024 (7,776)
INR 16,720,591,148 USD 200,888,782 CITI
**
6/20/2024 (862,524)
INR 16,720,591,148 USD 200,887,778 JPMC
**
6/20/2024 (861,519)
JPY 4,731,760,280 USD 31,987,118 CITI 6/20/2024 (343,528)
JPY 4,731,760,280 USD 31,986,958 JPMC 6/20/2024 (343,368)
KRW 23,900,000,000 USD 18,150,905 CITI
**
6/20/2024 (365,744)
KRW 23,900,000,000 USD 18,157,661 JPMC
**
6/20/2024 (372,500)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NOK 476,500,000 USD 45,523,886 CITI 6/20/2024 $ (1,549,513)
NOK 476,500,000 USD 45,533,262 JPMC 6/20/2024 (1,558,889)
PLN 371,866,208 USD 93,495,747 CITI 6/20/2024 (475,588)
PLN 371,866,208 USD 93,495,279 JPMC 6/20/2024 (475,120)
SEK 241,500,000 USD 23,582,137 CITI 6/20/2024 (945,658)
SEK 241,500,000 USD 23,594,561 JPMC 6/20/2024 (958,081)
SGD 32,062,499 USD 24,059,885 CITI 6/20/2024 (227,727)
SGD 32,062,501 USD 24,059,766 JPMC 6/20/2024 (227,607)
THB 157,500,000 USD 4,469,399 CITI 6/20/2024 (124,161)
THB 157,500,000 USD 4,469,377 JPMC 6/20/2024 (124,139)
TWD 501,000,000 USD 15,947,031 CITI
**
6/20/2024 (232,278)
TWD 501,000,000 USD 15,946,951 JPMC
**
6/20/2024 (232,199)
USD 59,795,447 AUD 91,634,977 CITI 6/20/2024 (52,582)
USD 59,795,747 AUD 91,634,978 JPMC 6/20/2024 (52,283)
USD 2,214,214 BRL 11,243,500 CITI
**
6/20/2024 (10,679)
USD 2,214,225 BRL 11,243,500 JPMC
**
6/20/2024 (10,668)
USD 15,884,365 CAD 21,576,502 CITI 6/20/2024 (62,911)
USD 15,884,441 CAD 21,576,498 JPMC 6/20/2024 (62,831)
USD 422,463 CHF 379,500 CITI 6/20/2024 (2,088)
USD 422,465 CHF 379,500 JPMC 6/20/2024 (2,086)
USD 21,421,543 GBP 16,993,500 CITI 6/20/2024 (35,855)
USD 21,421,651 GBP 16,993,500 JPMC 6/20/2024 (35,748)
USD 3,065,216 INR 256,253,163 CITI
**
6/20/2024 (307)
USD 3,065,231 INR 256,253,164 JPMC
**
6/20/2024 (292)
USD 3,203,821 JPY 480,000,000 CITI 6/20/2024 (6,173)
USD 3,203,837 JPY 480,000,000 JPMC 6/20/2024 (6,157)
USD 1,331,083 PHP 75,000,000 CITI
**
6/20/2024 (2,672)
USD 1,331,089 PHP 75,000,000 JPMC
**
6/20/2024 (2,666)
USD 79,312,824 ZAR 1,536,183,392 CITI 6/20/2024 (1,261,211)
USD 79,313,221 ZAR 1,536,183,392 JPMC 6/20/2024 (1,260,815)
ZAR 537,500,000 USD 28,565,728 CITI 6/20/2024 (373,427)
ZAR 537,500,000 USD 28,559,570 JPMC 6/20/2024 (367,269)
CLP 2,925,433,526 USD 3,089,278 CITI
**
6/21/2024 (109,576)
CLP 2,925,433,526 USD 3,089,263 JPMC
**
6/21/2024 (109,560)
USD 13,323,486 CLP 13,155,560,891 CITI
**
6/21/2024 (76,123)
USD 13,323,553 CLP 13,155,560,890 JPMC
**
6/21/2024 (76,057)
Total unrealized depreciation (20,886,551)
Net unrealized appreciation $ 4,922,918
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
Total return basket swap contracts outstanding as of March 31, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.30% to 0.23%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity ranging
from 01/27/2025
- 03/13/2026
$10,188,709 $4,313 $63,775 $68,088
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity ranging
from 02/25/2025
- 03/25/2026
$5,961,460 $(18,391) $67,271 $48,880
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.30% to 0.23%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity ranging
from 01/27/2025
- 03/13/2026
$6,503,035 $(29,721) $(205,757) $(235,478)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.08% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
31-61 months
maturity
ranging from
09/24/2026
- 03/15/2029
$194,422,605 $2,997,840 $125,358 $3,123,198

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Disco Corp. 11,400 4,167,082 421,752 13.5
Ebara Corp. 18,600 1,692,794 33,724 1.1
Hitachi Ltd. 37,800 3,454,181 355,492 11.4
Hoya Corp. 13,600 1,700,964 4,450 0.1
Isetan Mitsukoshi Holdings Ltd. 95,500 1,549,971 165,986 5.3
Japan Post Bank Co. Ltd. 143,300 1,539,803 (24,020) (0.8)
JFE Holdings, Inc. 83,800 1,388,869 39,810 1.3
Kyushu Electric Power Co., Inc. 232,500 2,087,995 140,110 4.5
Makita Corp. 44,100 1,253,345 90,688 2.9
Mitsubishi Corp. 104,700 2,419,746 182,300 5.8
Mitsui & Co. Ltd. 36,500 1,706,433 133,881 4.3
Nintendo Co. Ltd. 60,400 3,295,703 (13,941) (0.4)
Niterra Co. Ltd. 48,400 1,606,874 163,130 5.2
Recruit Holdings Co. Ltd. 37,800 1,659,677 57,834 1.9
SCREEN Holdings Co. Ltd. 25,500 3,306,201 325,410 10.4
Sony Group Corp. 20,700 1,775,040 (4,042) (0.1)
Tokio Marine Holdings, Inc. 61,100 1,915,257 131,675 4.2
Tokyo Electron Ltd. 13,700 3,568,154 202,830 6.5
Toyo Suisan Kaisha Ltd. 35,800 2,189,020 159,341 5.1
Short Positions
Common Stocks
Japan
Advantest Corp. (43,500) (1,932,394) (30,150) (1.0)
Aeon Co. Ltd. (101,200) (2,400,657) 35,417 1.1
Bandai Namco Holdings, Inc. (71,500) (1,326,694) 36,898 1.2
Daikin Industries Ltd. (18,200) (2,485,041) (42,584) (1.4)
Eisai Co. Ltd. (43,800) (1,804,070) 44,023 1.4
FANUC Corp. (55,800) (1,556,624) 37,405 1.2
IHI Corp. (49,400) (1,320,549) (176,106) (5.6)
Kawasaki Heavy Industries Ltd. (41,000) (1,347,156) (99,659) (3.2)
KDDI Corp. (46,600) (1,377,809) 27,456 0.9
Keyence Corp. (2,700) (1,253,504) 8,921 0.3
Kobe Bussan Co. Ltd. (63,900) (1,565,759) 153,100 4.9
M3, Inc. (94,300) (1,357,103) (59,840) (1.9)
Mercari, Inc. (145,000) (1,853,466) 42,213 1.4
NIDEC Corp. (94,500) (3,918,845) (488,520) (15.6)
Nippon Telegraph & Telephone Corp. (1,376,600) (1,639,673) 19,013 0.6
Nissan Motor Co. Ltd. (675,800) (2,677,845) (308,661) (9.9)
Nitori Holdings Co. Ltd. (13,300) (2,015,643) 79,779 2.6
NTT Data Group Corp. (205,300) (3,263,850) (51,037) (1.6)
Omron Corp. (86,200) (3,086,567) 47,849 1.5
Resona Holdings, Inc. (223,700) (1,378,990) (42,307) (1.4)
Rohm Co. Ltd. (155,200) (2,489,220) 31,195 1.0
Sekisui House Ltd. (64,000) (1,457,771) (53,728) (1.7)
Seven & i Holdings Co. Ltd. (105,900) (1,543,586) (72,053) (2.3)
Shiseido Co. Ltd. (68,500) (1,879,671) (30,712) (1.0)
SMC Corp. (2,900) (1,636,065) 20,757 0.7
SoftBank Corp. (129,100) (1,662,155) 21,739 0.7
Sumitomo Chemical Co. Ltd. (688,400) (1,491,557) (66,554) (2.1)
Taiyo Yuden Co. Ltd. (55,500) (1,313,941) (105,320) (3.4)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Toray Industries, Inc. (307,100) (1,474,651) (54,150) (1.7)
Yamaha Corp. (82,900) (1,789,378) (37,612) (1.2)
Yaskawa Electric Corp. (33,800) (1,439,025) (14,818) (0.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.50% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
31-61 months
maturity
ranging from
09/21/2026
- 03/15/2029
$880,662,293 $5,419,189 $869,415 $6,288,604
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AbbVie, Inc. 15,605 2,841,670 38,544 0.6
Allison Transmission Holdings, Inc. 38,543 3,128,150 254,384 4.0
Amazon.com, Inc. 26,455 4,771,953 169,193 2.7
Arista Networks, Inc. 12,509 3,627,360 237,171 3.8
Booking Holdings, Inc. 946 3,431,974 118,382 1.9
Builders FirstSource, Inc. 15,332 3,197,489 243,012 3.9
Cardinal Health, Inc. 31,452 3,519,479 (112,598) (1.8)
Centene Corp. 31,511 2,472,983 14,180 0.2
Cigna Group (The) 7,415 2,693,054 155,122 2.5
ConocoPhillips 19,344 2,462,104 186,553 3.0
Deckers Outdoor Corp. 3,757 3,536,314 148,777 2.4
Dell Technologies, Inc. 41,852 4,775,732 (73,241) (1.2)
General Electric Co. 26,880 4,718,246 241,114 3.8
KB Home 35,595 2,522,974 63,359 1.0
Lam Research Corp. 2,662 2,586,319 107,465 1.7
Lennar Corp. 14,642 2,518,131 115,086 1.8
Marathon Petroleum Corp. 12,298 2,478,047 187,513 3.0
Medpace Holdings, Inc. 8,106 3,276,040 (2,642) 0.0(a)
Medtronic plc 38,747 3,376,801 63,933 1.0
Microsoft Corp. 8,148 3,428,027 48,556 0.8
Molson Coors Beverage Co. 60,193 4,047,979 78,251 1.2
NVIDIA Corp. 5,473 4,945,184 250,773 4.0
Owens Corning 22,145 3,693,786 239,166 3.8
PulteGroup, Inc. 36,187 4,364,876 353,547 5.6
Sherwin-Williams Co. (The) 8,147 2,829,698 80,548 1.3
Toll Brothers, Inc. 31,544 4,080,847 317,648 5.1
Valero Energy Corp. 15,640 2,669,592 273,513 4.3
Vertex Pharmaceuticals, Inc. 6,851 2,863,787 24,253 0.4
Vistra Corp. 45,079 3,139,752 522,916 8.3

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Walmart, Inc. 45,444 2,734,365 (22,268) (0.4)
Short Positions
Common Stocks
United States
Air Products and Chemicals, Inc. (12,039) (2,916,689) 66,450 1.1
Atmos Energy Corp. (22,485) (2,672,792) (42,047) (0.7)
Celanese Corp. (25,916) (4,453,924) (373,968) (5.9)
Cisco Systems, Inc. (51,739) (2,582,293) 6,339 0.1
Coca-Cola Co. (The) (74,015) (4,528,238) (8,556) (0.1)
Dollar General Corp. (17,184) (2,681,735) 53,867 0.9
Honeywell International, Inc. (15,133) (3,106,048) (78,927) (1.3)
Intuit, Inc. (3,875) (2,518,750) 12,574 0.2
Newmont Corp. (81,771) (2,930,673) (108,677) (1.7)
Pfizer, Inc. (169,868) (4,713,837) 105,827 1.7
RTX Corp. (35,551) (3,467,289) (242,259) (3.9)
Texas Instruments, Inc. (15,740) (2,742,065) (10,038) (0.2)
Tractor Supply Co. (14,457) (3,783,686) (185,483) (2.9)
Visa, Inc. (11,235) (3,135,464) 16,628 0.3
Walgreens Boots Alliance, Inc. (114,706) (2,487,973) (17,206) (0.3)
Waste Management, Inc. (15,127) (3,224,320) (58,541) (0.9)
Waters Corp. (7,324) (2,521,141) 70,530 1.1
Williams Cos., Inc. (The) (99,274) (3,868,708) (231,308) (3.7)
Wolfspeed, Inc. (83,825) (2,472,838) (124,553) (2.0)
Xylem, Inc. (27,724) (3,583,050) (84,835) (1.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.75% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
01/28/2025
- 03/13/2026
$45,991,105 $140,860 $(714,516) $(573,656)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 68,575 586,333 2,276 (0.4)
Aristocrat Leisure Ltd. 55,480 1,553,492 (10,149) 1.8
BlueScope Steel Ltd. 118,195 1,838,300 43,693 (7.6)
Brambles Ltd. 80,174 843,760 41,793 (7.3)
Cochlear Ltd. 3,077 676,728 379 (0.1)
Coles Group Ltd. 27,530 303,910 7,184 (1.3)
IGO Ltd. 97,328 448,434 (3,143) 0.5

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Incitec Pivot Ltd. 562,769 1,059,893 (3,619) 0.6
JB Hi-Fi Ltd. 35,025 1,466,235 41,102 (7.2)
Northern Star Resources Ltd. 42,095 397,190 21,108 (3.7)
Origin Energy Ltd. 310,960 1,865,362 21,365 (3.7)
Pilbara Minerals Ltd. 205,480 512,765 (6,771) 1.2
Qantas Airways Ltd. 363,606 1,290,852 16,094 (2.8)
QBE Insurance Group Ltd. 25,412 300,388 4,797 (0.8)
Qube Holdings Ltd. 261,767 581,606 23,807 (4.2)
Seven Group Holdings Ltd. 9,095 241,688 (3,147) 0.5
Sonic Healthcare Ltd. 43,819 839,695 12,752 (2.2)
South32 Ltd. 347,715 678,508 7,806 (1.4)
Suncorp Group Ltd. 82,734 883,096 11,852 (2.1)
Whitehaven Coal Ltd. 138,636 641,131 43,066 (7.5)
New Zealand
Xero Ltd. 10,700 929,075 (26,946) 4.7
United States
James Hardie Industries plc 17,846 717,292 6,506 (1.1)
Short Positions
Common Stocks
Australia
ANZ Group Holdings Ltd. (38,327) (734,580) (6,535) 1.1
APA Group (81,712) (447,863) (7,505) 1.3
Atlas Arteria Ltd. (89,974) (312,424) 668 (0.1)
BHP Group Ltd. (74,540) (2,155,246) (23,819) 4.2
CAR Group Ltd. (38,102) (895,621) 17,845 (3.1)
Cleanaway Waste Management Ltd. (364,793) (646,367) (9,284) 1.6
Commonwealth Bank of Australia (38,810) (3,044,236) (39,973) 7.0
Computershare Ltd. (27,764) (472,901) (10,278) 1.8
Domino's Pizza Enterprises Ltd. (24,239) (684,812) (1,541) 0.3
Endeavour Group Ltd. (171,231) (614,793) (18,941) 3.3
Fortescue Ltd. (15,940) (266,756) (1,880) 0.3
IDP Education Ltd. (88,738) (1,035,849) 10,804 (1.9)
Insurance Australia Group Ltd. (183,061) (763,608) (9,685) 1.7
Lynas Rare Earths Ltd. (186,262) (687,488) 14,074 (2.5)
Mineral Resources Ltd. (24,670) (1,138,231) (17,720) 3.1
NEXTDC Ltd. (101,197) (1,172,247) 12,785 (2.2)
Ramsay Health Care Ltd. (13,746) (506,047) (12,574) 2.2
REA Group Ltd. (13,345) (1,612,449) 40,190 (7.0)
Reece Ltd. (27,853) (509,981) (1,769) 0.3
Santos Ltd. (68,479) (346,703) (8,450) 1.5
Transurban Group (113,626) (985,720) (12,776) 2.2
Treasury Wine Estates Ltd. (108,638) (881,229) (17,543) 3.1
Wesfarmers Ltd. (24,919) (1,110,761) (15,964) 2.8
Westpac Banking Corp. (40,613) (690,753) 8,994 (1.6)
WiseTech Global Ltd. (24,538) (1,500,815) 42,238 (7.4)
Woolworths Group Ltd. (32,503) (702,586) (16,547) 2.9
Worley Ltd. (27,057) (295,332) (4,762) 0.8
United States
CSL Ltd. (11,733) (2,201,434) (32,394) 5.6

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
07/25/2025
- 03/25/2026
$55,040,050 $(321,551) $720,216 $398,665
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 102,534 1,484,398 49,959 12.5
Atco Ltd. 20,600 573,494 (456) (0.1)
Bombardier, Inc. 31,510 1,352,705 (16,749) (4.2)
Cameco Corp. 10,302 445,985 12,549 3.1
Canadian National Railway Co. 5,082 669,208 7,804 2.0
CCL Industries, Inc. 15,319 782,942 (9,161) (2.3)
Constellation Software, Inc. 187 510,797 (5,782) (1.5)
Empire Co. Ltd. 34,479 842,025 10,182 2.6
Fairfax Financial Holdings Ltd. 1,762 1,899,300 (47,323) (11.9)
Finning International, Inc. 32,842 965,221 55,523 13.9
MEG Energy Corp. 35,652 818,558 1,579 0.4
National Bank of Canada 14,090 1,186,450 (5,617) (1.4)
Onex Corp. 9,153 685,656 16,420 4.1
Open Text Corp. 12,388 480,686 (5,945) (1.5)
Pembina Pipeline Corp. 18,396 649,303 6,519 1.6
Quebecor, Inc. 23,607 517,435 (12,897) (3.2)
Shopify, Inc. 19,072 1,471,355 (27,878) (7.0)
TFI International, Inc. 7,277 1,160,409 (2,901) (0.7)
Toromont Industries Ltd. 5,109 491,645 12,711 3.2
West Fraser Timber Co. Ltd. 14,944 1,290,355 (23,830) (6.0)
Whitecap Resources, Inc. 174,686 1,321,864 (6,448) (1.6)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (19,349) (911,348) (39,854) (10.0)
Canada
Algonquin Power & Utilities Corp. (164,754) (1,041,153) (43,787) (11.0)
Alimentation Couche-Tard, Inc. (16,083) (917,926) 5,462 1.4
Bank of Nova Scotia (The) (9,200) (475,910) (11,614) (2.9)
Barrick Gold Corp. (43,145) (717,623) (44,274) (11.1)
BCE, Inc. (29,496) (1,002,326) (1,742) (0.4)
Brookfield Asset Management Ltd. (19,879) (835,049) (6,457) (1.6)
CAE, Inc. (22,961) (474,120) (7,628) (1.9)
Canadian Pacific Kansas City Ltd. (37,069) (3,268,355) (19,430) (4.9)
Element Fleet Management Corp. (34,245) (553,411) (2,781) (0.7)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Enbridge, Inc. (24,161) (873,117) (3,032) (0.8)
Fortis, Inc. (21,598) (853,365) (1,435) (0.4)
Franco-Nevada Corp. (8,275) (985,999) (33,416) (8.4)
Hydro One Ltd. (33,065) (964,208) 20,505 5.1
Intact Financial Corp. (4,113) (668,137) (3,735) (0.9)
Keyera Corp. (28,978) (746,405) (18,398) (4.6)
Magna International, Inc. (18,081) (984,974) (13,615) (3.4)
Manulife Financial Corp. (18,268) (456,245) (11,463) (2.9)
Pan American Silver Corp. (62,083) (935,908) (59,124) (14.8)
RB Global, Inc. (17,132) (1,304,868) (4,933) (1.2)
Rogers Communications, Inc. (60,080) (2,461,659) 11,976 3.0
Royal Bank of Canada (22,523) (2,271,671) (25,773) (6.5)
Suncor Energy, Inc. (28,945) (1,068,222) (855) (0.2)
Teck Resources Ltd. (12,643) (578,691) (31,455) (7.9)
Toronto-Dominion Bank (The) (12,105) (730,563) (7,060) (1.8)
Tourmaline Oil Corp. (9,292) (434,434) (17,424) (4.4)
WSP Global, Inc. (5,634) (939,007) 14,807 3.7
Chile
Lundin Mining Corp. (59,143) (605,162) (31,437) (7.9)
United States
GFL Environmental, Inc. (22,144) (763,609) 5,558 1.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 03/25/2026
$49,384,117 $(111,694) $(263,946) $(375,640)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 89,658 4,159,262 2,693 (0.7)
Adecco Group AG (Registered) 5,542 219,254 3,867 (1.0)
Alcon, Inc. 4,831 399,579 (893) 0.2
DKSH Holding AG 8,180 556,460 (16,780) 4.5
Galenica AG 2,795 233,232 2,653 (0.7)
Georg Fischer AG (Registered) 17,938 1,330,395 1,728 (0.5)
Helvetia Holding AG (Registered) 1,951 268,986 949 (0.3)
Kuehne + Nagel International AG (Registered) 2,624 730,046 19,528 (5.2)
Logitech International SA (Registered) 23,046 2,065,136 (27,748) 7.4
Novartis AG (Registered) 40,150 3,888,866 41,928 (11.2)
SGS SA (Registered) 3,740 363,089 970 (0.3)
Temenos AG (Registered) 6,864 490,985 (9,060) 2.4

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Zurich Insurance Group AG 1,007 543,996 2,225 (0.6)
United States
Holcim AG 52,543 4,760,227 52,710 (14.0)
Swiss Re AG 16,392 2,108,583 11,076 (2.9)
Short Positions
Common Stocks
Switzerland
Avolta AG (6,723) (279,928) (27,811) 7.4
Bachem Holding AG (9,937) (951,598) (15,580) 4.1
Baloise Holding AG (Registered) (4,622) (724,756) (8,278) 2.2
Banque Cantonale Vaudoise (Registered) (5,321) (619,024) 1,076 (0.3)
Barry Callebaut AG (Registered) (270) (392,202) (7,194) 1.9
Belimo Holding AG (Registered) (260) (127,604) 2,360 (0.6)
BKW AG (1,035) (159,044) (4,227) 1.1
Chocoladefabriken Lindt & Spruengli AG (163) (1,950,919) 17,335 (4.6)
Cie Financiere Richemont SA (Registered) (10,626) (1,617,707) (30,022) 8.0
Clariant AG (Registered) (33,968) (459,586) 1,808 (0.5)
EMS-Chemie Holding AG (Registered) (863) (661,420) 770 (0.2)
Flughafen Zurich AG (Registered) (783) (177,797) (160) 0.0(a)
Geberit AG (Registered) (168) (99,285) (592) 0.2
Givaudan SA (Registered) (506) (2,252,581) 28,725 (7.6)
Julius Baer Group Ltd. (2,483) (144,010) (1,448) 0.4
Lonza Group AG (Registered) (3,732) (2,230,238) (53,565) 14.3
Partners Group Holding AG (1,094) (1,562,763) (8,224) 2.2
SIG Group AG (92,153) (2,043,425) (8,978) 2.4
Sika AG (Registered) (2,602) (774,226) (1,863) 0.5
Sonova Holding AG (Registered) (2,123) (614,806) (10,051) 2.7
Straumann Holding AG (Registered) (8,807) (1,405,225) (52,217) 13.9
Swatch Group AG (The) (3,738) (872,009) (39,316) 10.5
Swiss Life Holding AG (Registered) (1,303) (913,914) (11,776) 3.1
Swisscom AG (Registered) (1,341) (820,766) (20,791) 5.5
Tecan Group AG (Registered) (500) (207,165) (3,251) 0.9
UBS Group AG (Registered) (48,709) (1,499,796) 31,391 (8.4)
VAT Group AG (3,347) (1,729,040) 46,427 (12.4)
United States
Nestle SA (Registered) (18,590) (1,975,187) (22,088) 5.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.75% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 02/25/2026
$27,110,538 $(57,823) $230,794 $172,971

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 5,472 749,364 (2,676) (1.5)
Danske Bank A/S 77,940 2,339,480 29,637 17.1
Demant A/S 12,559 624,224 4,798 2.8
Genmab A/S 3,523 1,056,296 4,061 2.3
ISS A/S 48,267 879,369 17,539 10.1
Jyske Bank A/S (Registered) 8,389 710,596 15,825 9.1
Novo Nordisk A/S 36,835 4,724,951 (40,687) (23.5)
Pandora A/S 14,283 2,305,362 (16,657) (9.6)
ROCKWOOL A/S 1,160 381,670 10,542 6.1
Vestas Wind Systems A/S 27,034 754,076 (26,619) (15.4)
Short Positions
Common Stocks
Denmark
Ambu A/S (6,808) (112,046) (2,598) (1.5)
AP Moller - Maersk A/S (1,920) (2,503,382) 24,830 14.4
Coloplast A/S (19,295) (2,605,154) (3,594) (2.1)
DSV A/S (14,829) (2,410,523) (21,188) (12.2)
GN Store Nord A/S (7,021) (185,697) 3,388 2.0
Novonesis (Novozymes) (32,927) (1,936,817) (3,731) (2.2)
Orsted A/S (30,446) (1,701,288) (39,800) (23.0)
Royal Unibrew A/S (6,562) (434,200) (13,460) (7.8)
Tryg A/S (33,765) (696,043) 2,567 1.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 03/25/2026
$214,219,045 $(759,784) $2,179,619 $1,419,835
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air Liquide SA 11,615 2,416,486 20,338 1.4
Eiffage SA 14,162 1,607,277 21,350 1.5

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Engie SA 86,461 1,448,858 1,549 0.1
Hermes International SCA 1,274 3,256,065 (46,750) (3.3)
L'Oreal SA 6,937 3,285,167 26,266 1.8
LVMH Moet Hennessy Louis Vuitton SE 5,074 4,565,569 46,712 3.3
Orange SA 124,411 1,463,075 34,698 2.4
Rexel SA 75,629 2,042,954 8,041 0.6
Vinci SA 10,943 1,404,301 35,294 2.5
Germany
Allianz SE (Registered) 7,584 2,273,056 21,370 1.5
Bayerische Motoren Werke AG 20,616 2,378,650 15,706 1.1
Daimler Truck Holding AG 29,727 1,506,409 2,601 0.2
Heidelberg Materials AG 27,476 3,024,596 55,901 3.9
KION Group AG 31,032 1,632,398 (25,811) (1.8)
Mercedes-Benz Group AG 24,999 1,990,844 2,603 0.2
SAP SE 22,398 4,361,316 (6,100) (0.4)
Siemens AG (Registered) 10,091 1,926,764 31,830 2.2
Italy
Enel SpA 230,497 1,521,626 12,934 0.9
Ferrari NV 3,262 1,422,348 (6,451) (0.5)
Leonardo SpA 102,280 2,569,647 35,027 2.5
Prysmian SpA 43,359 2,261,343 (67,259) (4.7)
Netherlands
Koninklijke Ahold Delhaize NV 96,809 2,896,699 60,044 4.2
Wolters Kluwer NV 13,225 2,070,901 4,211 0.3
Spain
Industria de Diseno Textil SA 92,017 4,633,635 90,924 6.4
United States
Schneider Electric SE 14,116 3,191,295 (82,189) (5.8)
Tenaris SA 120,515 2,382,731 5,359 0.4
Short Positions
Common Stocks
Finland
Nokia OYJ (578,585) (2,052,876) (20,772) (1.5)
France
Cie Generale des Etablissements Michelin SCA (54,858) (2,102,344) (6,654) (0.5)
Kering SA (4,296) (1,701,575) (62,035) (4.4)
Sartorius Stedim Biotech (6,338) (1,807,765) 46,633 3.3
Societe Generale SA (62,030) (1,661,971) (51,850) (3.7)
Germany
Bayer AG (Registered) (68,399) (2,094,691) (114,106) (8.0)
Commerzbank AG (175,589) (2,413,329) (29,299) (2.1)
Deutsche Bank AG (Registered) (105,872) (1,667,511) (51,755) (3.6)
Fresenius Medical Care AG (36,762) (1,412,568) (25,634) (1.8)
Merck KGaA (16,090) (2,837,238) (66,790) (4.7)
Rheinmetall AG (2,859) (1,607,962) (43,539) (3.1)
Siemens Healthineers AG (40,752) (2,492,294) (62,772) (4.4)
Italy
Assicurazioni Generali SpA (92,925) (2,352,251) (336) (0.0)(a)
Eni SpA (140,053) (2,217,604) (18,550) (1.3)
Moncler SpA (21,209) (1,582,631) (23,040) (1.6)
Luxembourg
ArcelorMittal SA (105,682) (2,904,895) (31,716) (2.2)
Eurofins Scientific SE (35,743) (2,276,845) (120,496) (8.5)
Netherlands
ASR Nederland NV (30,664) (1,502,835) (51,204) (3.6)
Heineken NV (28,228) (2,721,395) (84,098) (5.9)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland
DSM-Firmenich AG (18,714) (2,128,382) 29,886 2.1
United States
Ferrovial SE (53,378) (2,113,334) 15,076 1.1
Preferred Stocks
Germany
Dr Ing hc F Porsche AG (Preference) (20,351) (2,024,067) (6,780) (0.5)
Sartorius AG (Preference) (5,306) (2,107,068) 13,241 0.9
Volkswagen AG (Preference) (18,278) (2,424,102) (70,022) (4.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 03/25/2026
$98,060,413 $(34,552) $39,373 $4,821
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Netherlands
Shell plc 62,418 2,070,998 (17,089) (354.5)
United Kingdom
Associated British Foods plc 31,907 1,006,694 28,501 591.2
Aviva plc 164,228 1,030,481 4,443 92.2
BAE Systems plc 161,373 2,750,672 (19,335) (401.0)
Beazley plc 87,653 737,066 (17,439) (361.7)
BP plc 360,367 2,260,737 (40,284) (835.6)
Centrica plc 1,722,479 2,776,740 16,812 348.7
easyJet plc 190,594 1,371,892 75,283 1,561.6
Harbour Energy plc 348,494 1,213,696 3,664 76.0
Howden Joinery Group plc 75,876 868,566 37,118 769.9
HSBC Holdings plc 111,547 871,943 (7,425) (154.0)
InterContinental Hotels Group plc 32,033 3,328,610 22,207 460.6
Man Group plc 344,965 1,164,253 26,559 550.9
Marks & Spencer Group plc 463,791 1,553,176 65,741 1,363.6
Melrose Industries plc 124,873 1,060,284 8,090 167.8
Pearson plc 102,048 1,343,715 11,280 234.0
Reckitt Benckiser Group plc 18,382 1,047,867 51,159 1,061.2
RELX plc 113,049 4,875,288 (15,946) (330.8)
Rolls-Royce Holdings plc 598,308 3,219,116 39,161 812.3
Sage Group plc (The) 132,504 2,117,686 (3,752) (77.8)
Spectris plc 23,679 985,278 13,371 277.3

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Standard Chartered plc 142,611 1,209,016 (6,680) (138.6)
Tesco plc 353,598 1,324,392 13,627 282.7
United States
CRH plc 9,001 776,876 (3,370) (69.9)
Experian plc 39,901 1,738,604 (25,040) (519.4)
Short Positions
Common Stocks
Australia
Glencore plc (302,061) (1,657,578) (42,619) (884.0)
Rio Tinto plc (13,919) (880,027) 650 13.5
Burkina Faso
Endeavour Mining plc (36,176) (734,090) (64,721) (1,342.5)
Chile
Antofagasta plc (79,411) (2,039,752) (57,231) (1,187.1)
Hong Kong
Prudential plc (297,316) (2,788,402) 117,591 2,439.1
Italy
Coca-Cola HBC AG (28,774) (909,267) (5,334) (110.6)
South Africa
Anglo American plc (106,805) (2,631,977) (28,644) (594.1)
United Kingdom
Ashtead Group plc (16,489) (1,174,499) (16,125) (334.5)
Barclays plc (1,036,814) (2,402,970) (28,096) (582.8)
Bellway plc (22,890) (767,863) (7,462) (154.8)
British American Tobacco plc (29,086) (882,792) (10,725) (222.5)
BT Group plc (1,256,780) (1,739,335) (26,984) (559.7)
Burberry Group plc (61,484) (940,481) (9,645) (200.1)
ConvaTec Group plc (248,192) (896,607) 3,063 63.5
Diageo plc (42,814) (1,584,213) (23,875) (495.2)
Kingfisher plc (597,413) (1,880,225) (73,581) (1,526.3)
Lloyds Banking Group plc (1,627,290) (1,064,242) (1,768) (36.7)
Persimmon plc (84,651) (1,403,556) (12,470) (258.7)
Rentokil Initial plc (287,690) (1,710,464) (26,370) (547.0)
Schroders plc (180,449) (857,286) 663 13.7
Severn Trent plc (45,235) (1,411,479) 44,401 921.0
Smith & Nephew plc (69,037) (864,273) 23,197 481.2
United Utilities Group plc (58,386) (758,647) 16,592 344.2
Vodafone Group plc (2,804,436) (2,487,325) (66,934) (1,388.4)
Wise plc (72,071) (842,464) 8,235 170.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-1.75% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 03/25/2026
$34,517,018 $(320,746) $22,163 $(298,583)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Guatemala
Millicom International Cellular SA 8,660 176,587 7,012 (2.3)
Sweden
AddTech AB 12,168 276,824 (8,278) 2.8
Alfa Laval AB 10,976 431,295 (10,145) 3.4
Atlas Copco AB 85,113 1,437,436 (41,546) 13.9
Axfood AB 12,734 370,219 9,874 (3.3)
Billerud Aktiebolag 20,821 186,840 3,840 (1.3)
Elekta AB 32,024 241,382 5 0.0(a)
Evolution AB 5,647 701,380 22,410 (7.5)
Getinge AB 35,924 722,536 9,359 (3.1)
H & M Hennes & Mauritz AB 97,733 1,593,642 207,448 (69.5)
Hexpol AB 37,562 458,663 16 0.0(a)
Saab AB 13,978 1,243,384 7,511 (2.5)
SKF AB 77,869 1,589,681 (63,871) 21.4
SSAB AB 260,827 1,925,855 (59,588) 20.0
Swedbank AB 76,968 1,527,641 (101,745) 34.1
Trelleborg AB 51,248 1,832,525 (54,803) 18.4
Volvo AB 33,729 914,105 (78,008) 26.1
Short Positions
Common Stocks
Sweden
Assa Abloy AB (17,908) (513,929) 7,384 (2.5)
Beijer Ref AB (68,880) (1,022,724) (96,087) 32.2
Boliden AB (35,185) (977,004) 412 (0.1)
Embracer Group AB (85,443) (186,137) (34,505) 11.6
Epiroc AB (34,977) (656,608) 9,014 (3.0)
EQT AB (46,535) (1,473,275) 46,155 (15.5)
Essity AB (66,096) (1,570,053) (25,096) 8.4
Hexagon AB (127,848) (1,511,283) (5,748) 1.9
Holmen AB (11,293) (459,398) 12,726 (4.3)
Husqvarna AB (35,989) (307,958) (8,588) 2.9
Lifco AB (12,527) (327,134) 11,320 (3.8)
Nibe Industrier AB (172,045) (846,014) (43,170) 14.5
Securitas AB (81,205) (837,146) (6,812) 2.3
Skanska AB (36,495) (649,923) 11,344 (3.8)
Svenska Cellulosa AB SCA (40,642) (624,830) (16,757) 5.6
Svenska Handelsbanken AB (223,115) (2,255,689) 17,357 (5.8)
Swedish Orphan Biovitrum AB (49,095) (1,225,540) 4,587 (1.5)
Tele2 AB (91,291) (749,632) (3,202) 1.1
Telefonaktiebolaget LM Ericsson (177,069) (952,305) (12,702) 4.3
Telia Co. AB (471,712) (1,208,976) (20,883) 7.0
Volvo Car AB (140,377) (531,465) (16,986) 5.7
(a) Represents less than 0.05% of swap value.

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2024

INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 87.0%
INVESTMENT COMPANIES - 24.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.16% (1)(a)(b) 12,481,560 12,481,560
Limited Purpose Cash Investment
Fund, 5.33% (1)(a) 36,792,817 36,778,099
TOTAL INVESTMENT COMPANIES
(Cost $49,256,149) 49,259,659
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 62.3%
U.S. Treasury Bills
5.49%, 4/4/2024 (c) $ 5,275,000 5,272,718
5.48%, 4/18/2024 (c) 22,234,000 22,178,734
5.47%, 4/25/2024 (c) 4,376,000 4,360,664
5.47%, 5/2/2024 (c)(d) 13,051,000 12,991,667
5.40%, 5/9/2024 (c) 565,000 561,858
5.21%, 6/27/2024 (c) 2,117,000 2,090,307
5.18%, 7/5/2024 (c) 2,562,000 2,526,929
5.16%, 7/11/2024 (c) 3,161,000 3,115,372
5.11%, 7/18/2024 (c)(d) 1,970,000 1,939,487
5.24%, 9/5/2024 (c)(d) 15,041,000 14,705,217
5.23%, 9/12/2024 (c) 20,000,000 19,535,151
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 62.3% (continued)
5.27%, 9/19/2024 (c) $ 30,212,000 29,477,483
5.24%, 9/26/2024 (c) 5,660,000 5,516,761
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $124,274,497) 124,272,348
TOTAL SHORT-TERM INVESTMENTS
(Cost $173,530,646) 173,532,007
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.0%
(Cost $173,530,646) 173,532,007
OTHER ASSETS IN EXCESS OF
LIABILITIES - 13.0% ‡ 25,827,548
NET ASSETS - 100.0% 199,359,555
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 49,259,659 24.7%
U.S. Treasury Obligations 124,272,348 62.3
Total Investments In Securities
At Value 173,532,007 87.0
Other Assets in Excess of
Liabilities ‡ 25,827,548 13.0
Net Assets
$ 199,359,555 100.0%
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Represents 7-day effective yield as of March 31, 2024.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Credit default swap contracts outstanding - sell protection as of March 31, 2024 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 41.V1 5.00 % Quarterly 6/20/2029 2.97 % EUR 2,490,000 $ 252,395 $ (12,156) $ 240,239
iTraxx Europe Main Index
Series 41.V1 1.00 Quarterly 6/20/2029 0.54 EUR 6,895,000 167,763 (1,839) 165,924
Markit CDX North America
High Yield Index Series
42.V1 5.00 Quarterly 6/20/2029 3.34 USD 2,352,000 171,396 3,210 174,606
Markit CDX North America
Investment Grade Index
Series 42.V1 1.00 Quarterly 6/20/2029 0.51 USD 6,182,000 141,572 (383) 141,189
733,126 (11,168) 721,958
Markit CDX North America
Emerging Markets Index
Series 41.V1 1.00 % Quarterly 6/20/2029 1.68 % USD 2,100,000 $ (62,400) $ (1,335) $ (63,735)
(62,400) (1,335) (63,735)
$ 670,726 $ (12,503) $ 658,223

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
Forward effective interest rate swap contracts outstanding as of March 31, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.50% Semi 9/19/2029 CAD 21,300,000 $ 67,556 $ 38,213 $ 105,769
Pay 1D CORRA Semi 3.50% Semi 6/21/2034 CAD 3,000,000 9,136 3,963 13,099
Pay 1D SARON Annual 1.00% Annual 6/17/2026 CHF 14,800,000 (20,845) 21,030 185
Pay 1D SARON Annual 1.00% Annual 9/16/2026 CHF 29,000,000 25,917 (3,377) 22,540
Pay 1D SOFR Annual 4.00% Annual 6/20/2029 USD 33,400,000 130,833 – 130,833
Pay 1D SOFR Annual 4.00% Annual 9/19/2029 USD 29,400,000 191,821 54,838 246,659
Pay 1D SONIA Annual 4.00% Annual 9/19/2029 GBP 4,200,000 51,471 35,353 86,824
Pay 1D SONIA Annual 4.00% Annual 6/17/2054 GBP 500,000 20,700 17,098 37,798
Pay 1D SONIA Annual 4.00% Annual 9/16/2054 GBP 1,600,000 94,139 33,130 127,269
Pay 1D TONAR Annual 1.50% Annual 6/15/2044 JPY 140,000,000 12,263 12,864 25,127
Pay 1D TONAR Annual 1.50% Annual 9/21/2044 JPY 402,200,000 49,538 10,799 60,337
Pay 3M BBR Qtrly 5.00% Semi 9/16/2026 NZD 4,100,000 20,533 5,988 26,521
Pay 3M BBR Qtrly 4.50% Semi 6/14/2034 NZD 3,600,000 (8,008) 35,746 27,738
Pay 3M BBR Qtrly 4.50% Semi 9/13/2034 NZD 1,800,000 4,066 11,904 15,970
Pay 6M BBR Semi 4.50% Semi 6/07/2029 AUD 3,800,000 6,956 53,706 60,662
Pay 6M BBR Semi 4.00% Semi 6/07/2029 AUD 3,900,000 2,698 471 3,169
Pay 6M BBR Semi 4.00% Semi 9/13/2029 AUD 800,000 (2,903) 4,101 1,198
Pay 6M BBR Semi 4.50% Semi 6/08/2034 AUD 4,000,000 (5,208) 65,265 60,057
Pay 6M BBR Semi 5.00% Semi 6/08/2034 AUD 1,200,000 36,619 13,354 49,973
Pay 6M BBR Semi 4.50% Semi 9/07/2034 AUD 2,500,000 12,043 24,700 36,743
Pay 6M EURIBOR Semi 2.50% Annual 9/16/2054 EUR 200,000 6,193 3,474 9,667
Pay 6M NIBOR Semi 4.00% Annual 9/19/2029 NOK 2,900,000 3,154 (281) 2,873
Pay 6M NIBOR Semi 4.00% Annual 9/20/2034 NOK 3,800,000 9,159 1,028 10,187
Pay 6M WIBOR Semi 5.00% Annual 6/20/2029 PLN 1,200,000 1,119 617 1,736
Receive 1D CORRA Semi 4.00% Semi 6/17/2026 CAD 8,900,000 4,526 – 4,526
Receive 1D CORRA Semi 3.50% Semi 6/17/2026 CAD 26,800,000 95,989 76,633 172,622
Receive 1D SARON Annual 1.00% Annual 9/19/2029 CHF 6,400,000 9,790 (1,654) 8,136
Receive 1D SARON Annual 1.00% Annual 6/21/2034 CHF 2,000,000 52,817 (21,946) 30,871
Receive 1D SOFR Annual 4.00% Annual 6/17/2026 USD 74,200,000 (222,928) 712,920 489,992
Receive 1D SOFR Annual 4.00% Annual 9/16/2026 USD 107,800,000 199,745 109,292 309,037
Receive 1D SONIA Annual 4.00% Annual 6/17/2026 GBP 9,300,000 82,590 (35,578) 47,012
Receive 1D SONIA Annual 4.00% Annual 9/16/2026 GBP 30,200,000 136,235 (118,310) 17,925
Receive 1D SONIA Annual 3.50% Annual 9/20/2034 GBP 2,900,000 61,577 (37,735) 23,842
Receive 1D SORA Semi 3.00% Semi 9/16/2026 SGD 3,800,000 (1,441) 1,575 134
Receive 1D TONAR Annual 0.50% Annual 6/20/2029 JPY 90,000,000 3,038 (2,286) 752
Receive 1M TIIE Monthly 9.00% Monthly 6/17/2026 MXN 13,000,000 (1,209) 7,183 5,974
Receive 1M TIIE Monthly 9.00% Monthly 9/17/2026 MXN 9,000,000 1,263 (752) 511
Receive 1M TIIE Monthly 8.50% Monthly 9/12/2029 MXN 1,000,000 145 (53) 92
Receive 3M BBR Qtrly 4.00% Semi 6/13/2029 NZD 3,400,000 14,101 6,515 20,616
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 6/17/2026 KRW 5,500,000,000 24,099 264 24,363
Receive 3M CD_KSDA Qtrly 3.00% Qtrly 9/16/2026 KRW 1,500,000,000 4,658 663 5,321
Receive 3M HIBOR Qtrly 4.00% Qtrly 9/16/2026 HKD 26,600,000 881 112 993
Receive 3M JIBAR Qtrly 8.00% Qtrly 6/17/2026 ZAR 19,900,000 2,296 (29) 2,267
Receive 3M JIBAR Qtrly 8.00% Qtrly 9/16/2026 ZAR 11,000,000 (737) 1,773 1,036
Receive 3M JIBAR Qtrly 8.50% Qtrly 9/19/2029 ZAR 3,000,000 439 1,223 1,662
Receive 3M STIBOR Qtrly 2.50% Annual 6/20/2029 SEK 28,300,000 (15,942) 34,253 18,311
Receive 3M STIBOR Qtrly 2.50% Annual 9/19/2029 SEK 9,000,000 3,430 (465) 2,965
Receive 3M TELBOR Qtrly 3.50% Annual 6/17/2026 ILS 2,100,000 12 2,817 2,829
Receive 3M TELBOR Qtrly 3.50% Annual 9/16/2026 ILS 6,300,000 5,053 1,095 6,148
Receive 3M TELBOR Qtrly 3.50% Annual 6/20/2029 ILS 300,000 618 704 1,322
Receive 3M TELBOR Qtrly 3.50% Annual 9/20/2029 ILS 1,900,000 5,168 3,065 8,233
Receive 6M EURIBOR Semi 2.50% Annual 6/17/2026 EUR 400,000 4,453 (613) 3,840
Receive 6M NIBOR Semi 3.50% Annual 6/17/2026 NOK 6,000,000 4,227 3,800 8,027
Receive 6M NIBOR Semi 4.00% Annual 6/17/2026 NOK 176,800,000 12,912 72,145 85,057

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 4.00% Annual 9/16/2026 NOK 272,500,000 $ 97,940 $ (43,945) $ 53,995
Receive 6M NIBOR Semi 3.50% Annual 6/21/2034 NOK 13,500,000 6,857 12,301 19,158
Receive 6M WIBOR Semi 5.00% Annual 9/16/2026 PLN 5,300,000 572 1,156 1,728
1,312,124 1,230,107 2,542,231
Pay 1D SARON Annual 1.00% Annual 9/20/2034 CHF 2,800,000 (52,552) 8,662 (43,890)
Pay 1D SOFR Annual 3.50% Annual 6/17/2054 USD 600,000 (13,466) 4,069 (9,397)
Pay 1D SOFR Annual 3.50% Annual 9/16/2054 USD 3,800,000 (37,625) (3,145) (40,770)
Pay 1D SONIA Annual 3.50% Annual 6/21/2034 GBP 1,100,000 (23,963) 10,534 (13,429)
Pay 1D TONAR Annual 0.50% Annual 9/19/2029 JPY 3,554,900,000 (127,368) 54,525 (72,843)
Pay 3M BBR Qtrly 4.50% Semi 6/10/2026 NZD 11,100,000 (26,336) 10,479 (15,857)
Pay 3M BBR Qtrly 4.00% Semi 6/14/2034 NZD 700,000 (12,674) 1,117 (11,557)
Pay 3M STIBOR Qtrly 3.00% Annual 6/17/2026 SEK 32,200,000 (1,500) (1,144) (2,644)
Pay 3M STIBOR Qtrly 2.50% Annual 6/21/2034 SEK 7,000,000 (5,548) (917) (6,465)
Pay 3M STIBOR Qtrly 2.50% Annual 9/20/2034 SEK 21,000,000 (19,569) 5,515 (14,054)
Pay 6M BUBOR Semi 5.00% Annual 9/16/2026 HUF 230,000,000 (4,943) (10,173) (15,116)
Pay 6M BUBOR Semi 6.00% Annual 9/19/2029 HUF 71,400,000 (2,091) (197) (2,288)
Pay 6M EURIBOR Semi 2.50% Annual 9/19/2029 EUR 7,400,000 (35,133) 29,196 (5,937)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2034 EUR 2,300,000 (32,659) 21,350 (11,309)
Pay 6M EURIBOR Semi 2.50% Annual 9/20/2034 EUR 3,900,000 (58,754) 51,599 (7,155)
Pay 6M NIBOR Semi 3.50% Annual 6/20/2029 NOK 43,000,000 (15,071) (44,071) (59,142)
Pay 6M NIBOR Semi 3.50% Annual 9/20/2034 NOK 5,000,000 (5,156) (280) (5,436)
Pay 6M PRIBOR Semi 3.00% Annual 6/20/2029 CZK 5,200,000 (4,819) (990) (5,809)
Pay 6M PRIBOR Semi 3.00% Annual 9/19/2029 CZK 1,000,000 (148) (768) (916)
Receive 1D CORRA Semi 4.00% Semi 9/16/2026 CAD 77,900,000 (200,052) (25,541) (225,593)
Receive 1D CORRA Semi 3.50% Semi 6/20/2029 CAD 800,000 (1,906) 219 (1,687)
Receive 1D CORRA Semi 3.50% Semi 9/20/2034 CAD 4,500,000 (10,454) (18,680) (29,134)
Receive 1D SOFR Annual 4.00% Annual 6/21/2034 USD 7,200,000 (118,405) (3,643) (122,048)
Receive 1D SOFR Annual 4.00% Annual 9/20/2034 USD 9,300,000 (144,283) (43,900) (188,183)
Receive 1D SONIA Annual 4.00% Annual 6/20/2029 GBP 1,600,000 (23,985) (1,084) (25,069)
Receive 1D SORA Semi 3.00% Semi 9/19/2029 SGD 1,700,000 (4,764) 1,150 (3,614)
Receive 1D TONAR Annual 0.50% Annual 6/17/2026 JPY 5,430,000,000 (102,436) (16,357) (118,793)
Receive 1D TONAR Annual 0.50% Annual 9/16/2026 JPY 19,830,500,000 (248,264) (61,758) (310,022)
Receive 1D TONAR Annual 1.00% Annual 6/21/2034 JPY 405,900,000 (6,213) (28,507) (34,720)
Receive 1D TONAR Annual 1.00% Annual 9/20/2034 JPY 843,800,000 (31,001) (22,462) (53,463)
Receive 3M BBR Qtrly 4.50% Qtrly 6/11/2026 AUD 8,300,000 (15,669) (51,837) (67,506)
Receive 3M BBR Qtrly 4.00% Qtrly 6/11/2026 AUD 33,300,000 (117,647) 52,068 (65,579)
Receive 3M BBR Qtrly 4.00% Qtrly 9/10/2026 AUD 36,200,000 (71,020) (38,252) (109,272)
Receive 3M BBR Qtrly 4.50% Semi 9/16/2026 NZD 1,900,000 (2,110) 331 (1,779)
Receive 3M BBR Qtrly 4.50% Semi 6/13/2029 NZD 5,300,000 26,498 (64,169) (37,671)
Receive 3M BBR Qtrly 4.50% Semi 9/12/2029 NZD 3,200,000 (14,115) (14,681) (28,796)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/16/2026 KRW 10,500,000,000 (36,832) (84) (36,916)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 6/20/2029 KRW 1,479,400,000 (14,215) 2 (14,213)
Receive 3M CD_KSDA Qtrly 3.50% Qtrly 9/19/2029 KRW 3,789,500,000 (33,067) (5,208) (38,275)
Receive 3M HIBOR Qtrly 4.00% Qtrly 9/19/2029 HKD 10,000,000 (10,064) (1,534) (11,598)
Receive 3M STIBOR Qtrly 3.00% Annual 9/16/2026 SEK 272,000,000 (72,098) 12,388 (59,710)
Receive 6M BBR Semi 4.50% Semi 6/09/2044 AUD 300,000 1,755 (5,822) (4,067)
Receive 6M BBR Semi 4.50% Semi 9/08/2044 AUD 700,000 1,120 (10,807) (9,687)
Receive 6M EURIBOR Semi 3.00% Annual 6/17/2026 EUR 200,000 (135) 12 (123)
Receive 6M EURIBOR Semi 3.00% Annual 9/16/2026 EUR 52,000,000 (190,750) (31,063) (221,813)
Receive 6M EURIBOR Semi 2.50% Annual 6/17/2054 EUR 900,000 (9,789) (29,453) (39,242)
(1,929,276) (273,311) (2,202,587)
$ (617,152) $ 956,796 $ 339,644

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 5.05%
1 Day Secured Overnight Financing Rate (“SOFR”): 5.34%
1 Day Singapore Overnight Rate Average (“SORA”): 3.69%
1 Day Sterling Overnight Index Average (“SONIA”): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.46%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.08%
1 Month Mexico Equilibrium Interbank Interest Rate (“TIIE”): 11.25%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.34%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 4.72%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 8.35%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 3.64%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 4.03%
3 Month Tel Aviv Interbank Offer Rate (“TELBOR”): 4.35%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.50%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 7.58%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.85%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.87%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 5.23%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.76%
Total return swap contracts outstanding as of March 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 04/19/2024 EUR 883,280 $ 20,396
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 04/29/2024 HKD 3,197,700 557
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/29/2024 HKD 21,802,500 13,835
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 06/13/2024 KRW 469,625,000 13,285
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 06/13/2024 KRW 7,514,000,000 211,189

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 06/21/2024 CHF 2,908,750 $ 33,520
Total unrealized appreciation 292,782
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/17/2024 BRL 27,046,740 (89,467)
Total unrealized depreciation (89,467)
Net unrealized appreciation $ 203,315
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 75 4/2024 USD $ 6,525,000 $ 274,868
CAC 40 10 Euro Index 76 4/2024 EUR 6,742,661 71,958
CBOE Volatility Index 16 4/2024 USD 229,899 (11,203)
HSCEI 22 4/2024 HKD 817,105 2,160
IBEX 35 Index 27 4/2024 EUR 3,223,730 187,026
IFSC NIFTY 50 Index 29 4/2024 USD 1,303,927 11,933
LME Aluminum Base Metal 3 4/2024 USD 173,019 10,693
LME Aluminum Base Metal 6 4/2024 USD 346,038 18,014
LME Aluminum Base Metal 11 4/2024 USD 631,590 8,957
LME Aluminum Base Metal 11 4/2024 USD 635,176 14,133
LME Aluminum Base Metal 11 4/2024 USD 634,953 17,751
LME Aluminum Base Metal 11 4/2024 USD 636,138 9,053
LME Aluminum Base Metal 16 4/2024 USD 923,732 31,040
LME Aluminum Base Metal 16 4/2024 USD 924,992 23,305
LME Aluminum Base Metal 17 4/2024 USD 978,550 34,999
LME Aluminum Base Metal 17 4/2024 USD 980,441 56,355
LME Aluminum Base Metal 25 4/2024 USD 1,437,431 34,318
LME Aluminum Base Metal 25 4/2024 USD 1,436,931 33,244
LME Aluminum Base Metal 30 4/2024 USD 1,726,185 44,145
LME Copper Base Metal 1 4/2024 USD 219,724 12,972
LME Copper Base Metal 1 4/2024 USD 219,949 5,846
LME Copper Base Metal 2 4/2024 USD 439,504 21,124
LME Copper Base Metal 5 4/2024 USD 1,096,789 47,558
LME Copper Base Metal 5 4/2024 USD 1,100,811 20,024
LME Copper Base Metal 6 4/2024 USD 1,320,761 42,444
LME Copper Base Metal 7 4/2024 USD 1,540,138 43,974
LME Copper Base Metal 7 4/2024 USD 1,534,710 58,419
LME Copper Base Metal 8 4/2024 USD 1,755,788 71,953
LME Copper Base Metal 9 4/2024 USD 1,974,562 84,328
LME Copper Base Metal 10 4/2024 USD 2,199,843 57,097
LME Copper Base Metal 10 4/2024 USD 2,196,960 119,175
LME Copper Base Metal 15 4/2024 USD 3,292,703 148,789
LME Lead Base Metal 1 4/2024 USD 50,634 (631)
LME Lead Base Metal 1 4/2024 USD 50,894 (3,300)
LME Lead Base Metal 1 4/2024 USD 50,798 (886)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 2 4/2024 USD $ 101,659 $ (6,048)
LME Lead Base Metal 2 4/2024 USD 101,496 (3,076)
LME Lead Base Metal 2 4/2024 USD 101,471 (4,163)
LME Lead Base Metal 2 4/2024 USD 101,634 (6,834)
LME Lead Base Metal 2 4/2024 USD 101,691 (5,514)
LME Lead Base Metal 3 4/2024 USD 152,397 (2,103)
LME Lead Base Metal 3 4/2024 USD 152,400 (4,813)
LME Nickel Base Metal 1 4/2024 USD 99,770 587
LME Nickel Base Metal 2 4/2024 USD 199,571 3,125
LME Nickel Base Metal 4 4/2024 USD 398,328 12,755
LME Nickel Base Metal 5 4/2024 USD 498,067 11,838
LME Nickel Base Metal 6 4/2024 USD 598,337 (4,752)
LME Nickel Base Metal 6 4/2024 USD 598,243 (1,146)
LME Nickel Base Metal 7 4/2024 USD 696,319 14,386
LME Nickel Base Metal 7 4/2024 USD 696,508 9,277
LME Nickel Base Metal 7 4/2024 USD 697,184 20,538
LME Nickel Base Metal 8 4/2024 USD 796,117 9,997
LME Tin Base Metal 1 4/2024 USD 137,620 14,802
LME Zinc Base Metal 1 4/2024 USD 60,259 (3,536)
LME Zinc Base Metal 1 4/2024 USD 60,123 (2,030)
LME Zinc Base Metal 1 4/2024 USD 60,008 (2,790)
LME Zinc Base Metal 7 4/2024 USD 419,932 (20,340)
LME Zinc Base Metal 7 4/2024 USD 419,685 (20,919)
LME Zinc Base Metal 8 4/2024 USD 479,500 (22,553)
LME Zinc Base Metal 9 4/2024 USD 538,961 (34,868)
LME Zinc Base Metal 11 4/2024 USD 661,012 (27,021)
LME Zinc Base Metal 12 4/2024 USD 721,293 (12,768)
NY Harbor ULSD 24 4/2024 USD 2,643,682 15,336
RBOB Gasoline 44 4/2024 USD 5,027,669 209,145
SGX FTSE China A50 Index 821 4/2024 USD 9,950,519 (37,599)
SGX FTSE Taiwan Index 69 4/2024 USD 4,761,000 5,930
Sugar No. 11 73 4/2024 USD 1,841,235 40,127
WTI Crude Oil 104 4/2024 USD 8,649,680 482,650
Cocoa 14 5/2024 USD 1,367,240 695,072
Cocoa 24 5/2024 GBP 2,506,933 1,082,925
Coffee 'C' 30 5/2024 USD 2,124,563 30,357
Cotton No. 2 38 5/2024 USD 1,736,220 (56,388)
Crude Oil 3 5/2024 USD 258,423 17,009
Fcoj-a 2 5/2024 USD 108,975 (820)
Feeder Cattle 6 5/2024 USD 746,100 (23,787)
LME Aluminum Base Metal 2 5/2024 USD 116,049 4,793
LME Aluminum Base Metal 11 5/2024 USD 637,995 27,153
LME Aluminum Base Metal 12 5/2024 USD 696,144 28,204
LME Aluminum Base Metal 13 5/2024 USD 752,044 19,959
LME Aluminum Base Metal 14 5/2024 USD 811,118 29,362
LME Aluminum Base Metal 15 5/2024 USD 870,368 34,542
LME Aluminum Base Metal 15 5/2024 USD 870,461 25,494
LME Aluminum Base Metal 15 5/2024 USD 869,243 38,387
LME Aluminum Base Metal 25 5/2024 USD 1,450,925 66,942
LME Aluminum Base Metal 41 5/2024 USD 2,374,946 97,366
LME Aluminum Base Metal 58 5/2024 USD 3,370,047 195,198
LME Copper Base Metal 1 5/2024 USD 220,198 7,070
LME Copper Base Metal 1 5/2024 USD 220,664 14,136
LME Copper Base Metal 5 5/2024 USD 1,103,318 50,511
LME Copper Base Metal 5 5/2024 USD 1,103,054 76,759
LME Copper Base Metal 5 5/2024 USD 1,102,411 54,186

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 6 5/2024 USD $ 1,324,776 $ 39,858
LME Copper Base Metal 9 5/2024 USD 1,986,939 61,116
LME Copper Base Metal 24 5/2024 USD 5,305,146 218,208
LME Lead Base Metal 1 5/2024 USD 51,125 823
LME Lead Base Metal 1 5/2024 USD 51,164 (689)
LME Lead Base Metal 1 5/2024 USD 51,038 (1,105)
LME Lead Base Metal 1 5/2024 USD 51,154 26
LME Lead Base Metal 1 5/2024 USD 51,023 (2,184)
LME Lead Base Metal 2 5/2024 USD 101,885 (5,109)
LME Nickel Base Metal 2 5/2024 USD 199,994 3,508
LME Nickel Base Metal 2 5/2024 USD 199,925 3,259
LME Nickel Base Metal 2 5/2024 USD 199,790 6,069
LME Nickel Base Metal 3 5/2024 USD 299,919 3,259
LME Nickel Base Metal 3 5/2024 USD 299,403 8,154
LME Nickel Base Metal 3 5/2024 USD 300,351 (883)
LME Nickel Base Metal 6 5/2024 USD 600,737 (19,283)
LME Nickel Base Metal 12 5/2024 USD 1,203,287 (45,087)
LME Zinc Base Metal 2 5/2024 USD 121,112 1,144
LME Zinc Base Metal 4 5/2024 USD 242,259 2,523
LME Zinc Base Metal 4 5/2024 USD 242,069 8,595
LME Zinc Base Metal 5 5/2024 USD 302,399 13,734
LME Zinc Base Metal 5 5/2024 USD 301,963 2,948
LME Zinc Base Metal 5 5/2024 USD 302,053 12,788
LME Zinc Base Metal 5 5/2024 USD 302,498 13,902
LME Zinc Base Metal 6 5/2024 USD 362,891 12,923
LME Zinc Base Metal 8 5/2024 USD 484,942 418
LME Zinc Base Metal 12 5/2024 USD 724,497 (1,478)
Low Sulphur Gasoil 78 5/2024 USD 6,302,400 94,413
Mont Belvieu Propane 20 5/2024 USD 697,200 34,691
Robusta Coffee 21 5/2024 USD 730,590 56,091
100 oz Gold 35 6/2024 USD 7,834,400 167,006
Australia 10 Year Bond 29 6/2024 AUD 2,199,639 (2,545)
Crude Oil 7 6/2024 USD 596,302 9,613
Crude Palm Oil 31 6/2024 MYR 677,245 3,124
DJIA CBOT E-Mini Index 15 6/2024 USD 3,013,200 36,272
Euro STOXX 50 Index 89 6/2024 EUR 4,844,090 142,279
FTSE 100 Index 38 6/2024 GBP 3,831,181 117,728
FTSE/MIB Index 46 6/2024 EUR 8,488,964 253,380
KOSPI 200 Index 10 6/2024 KRW 697,679 26,262
Lean Hogs 27 6/2024 USD 1,095,660 477
Live Cattle 19 6/2024 USD 1,369,900 (33,205)
LME Aluminum Base Metal 12 6/2024 USD 701,100 15,390
LME Aluminum Base Metal 12 6/2024 USD 699,942 19,395
LME Aluminum Base Metal 14 6/2024 USD 816,074 29,446
LME Aluminum Base Metal 17 6/2024 USD 991,160 30,179
LME Aluminum Base Metal 18 6/2024 USD 1,051,488 7,910
LME Aluminum Base Metal 21 6/2024 USD 1,223,061 39,774
LME Aluminum Base Metal 26 6/2024 USD 1,518,933 13,590
LME Aluminum Base Metal 51 6/2024 USD 2,976,347 46,037
LME Aluminum Base Metal 171 6/2024 USD 9,980,586 207,139
LME Copper Base Metal 2 6/2024 USD 443,016 (8,340)
LME Copper Base Metal 2 6/2024 USD 443,275 2,183
LME Copper Base Metal 2 6/2024 USD 442,785 12,031
LME Copper Base Metal 3 6/2024 USD 664,490 (6,228)
LME Copper Base Metal 8 6/2024 USD 1,769,908 42,865
LME Copper Base Metal 14 6/2024 USD 3,100,759 31,183

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 1 6/2024 USD $ 51,286 $ (1,891)
LME Lead Base Metal 1 6/2024 USD 51,375 1,285
LME Lead Base Metal 1 6/2024 USD 51,369 1,266
LME Lead Base Metal 1 6/2024 USD 51,276 (1,120)
LME Lead Base Metal 2 6/2024 USD 102,601 (3,716)
LME Lead Base Metal 2 6/2024 USD 102,551 (4,441)
LME Lead Base Metal 2 6/2024 USD 102,651 1,071
LME Lead Base Metal 3 6/2024 USD 153,764 687
LME Lead Base Metal 4 6/2024 USD 205,152 1,104
LME Lead Base Metal 13 6/2024 USD 667,069 (10,253)
LME Nickel Base Metal 3 6/2024 USD 301,326 (26,311)
LME Nickel Base Metal 5 6/2024 USD 502,240 (49,870)
LME Nickel Base Metal 5 6/2024 USD 502,120 (34,865)
LME Nickel Base Metal 6 6/2024 USD 602,796 (12,363)
LME Nickel Base Metal 12 6/2024 USD 1,205,141 (49,243)
LME Nickel Base Metal 13 6/2024 USD 1,305,745 (110,990)
LME Zinc Base Metal 2 6/2024 USD 121,950 912
LME Zinc Base Metal 4 6/2024 USD 243,322 (13,014)
LME Zinc Base Metal 7 6/2024 USD 425,556 (20,521)
LME Zinc Base Metal 10 6/2024 USD 609,563 (12,762)
LME Zinc Base Metal 15 6/2024 USD 911,048 (37,318)
LME Zinc Base Metal 17 6/2024 USD 1,033,736 (54,681)
LME Zinc Base Metal 19 6/2024 USD 1,157,062 (33,332)
LME Zinc Base Metal 59 6/2024 USD 3,591,876 (143,906)
MSCI EAFE E-Mini Index 53 6/2024 USD 6,246,314 63,059
MSCI Emerging Markets E-Mini Index 150 6/2024 USD 7,867,500 (4,585)
NASDAQ 100 E-Mini Index 6 6/2024 USD 2,217,000 (10,852)
Russell 2000 E-Mini Index 2 6/2024 USD 214,590 398
S&P 500 E-Mini Index 19 6/2024 USD 5,043,075 58,561
S&P Midcap 400 E-Mini Index 10 6/2024 USD 3,077,400 91,407
S&P/TSX 60 Index 28 6/2024 CAD 5,545,635 65,500
SPI 200 Index 5 6/2024 AUD 647,659 6,379
TOPIX Index 13 6/2024 JPY 2,361,177 46,126
Aluminum 4 7/2024 USD 232,750 2,999
Cocoa 3 7/2024 USD 279,180 (519)
Cocoa 18 7/2024 GBP 1,755,020 27,339
Robusta Coffee 5 7/2024 USD 169,800 (1,694)
White Sugar 13 7/2024 USD 410,085 1,871
Crude Oil 42 8/2024 JPY 1,068,450 71,783
90-Day New Zealand Bill 2 9/2024 NZD 1,179,687 79
3 Month SARON 24 12/2024 CHF 6,581,139 5,238
3 Month SONIA 13 12/2024 GBP 3,910,015 1,474
3 Month SARON 20 3/2025 CHF 5,491,213 4,669
3 Month SARON 21 6/2025 CHF 5,768,102 2,127
3 Month SARON 14 9/2025 CHF 3,845,013 (469)
Total of long contracts 6,285,880
Short Contracts
EURO STOXX 50 Volatility Index (118) 4/2024 EUR (180,136) 15,829
Hang Seng Index (33) 4/2024 HKD (3,493,145) (340)
LME Aluminum Base Metal (3) 4/2024 USD (173,019) (10,551)
LME Aluminum Base Metal (6) 4/2024 USD (346,038) (17,593)
LME Aluminum Base Metal (11) 4/2024 USD (636,138) (10,741)
LME Aluminum Base Metal (11) 4/2024 USD (635,176) (16,441)
LME Aluminum Base Metal (11) 4/2024 USD (631,590) (7,377)
LME Aluminum Base Metal (11) 4/2024 USD (634,953) (14,448)
LME Aluminum Base Metal (16) 4/2024 USD (923,732) (30,480)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (16) 4/2024 USD $ (924,992) $ (23,086)
LME Aluminum Base Metal (17) 4/2024 USD (980,441) (56,745)
LME Aluminum Base Metal (17) 4/2024 USD (978,550) (32,169)
LME Aluminum Base Metal (25) 4/2024 USD (1,436,931) (31,658)
LME Aluminum Base Metal (25) 4/2024 USD (1,437,431) (34,078)
LME Aluminum Base Metal (30) 4/2024 USD (1,726,185) (47,007)
LME Copper Base Metal (1) 4/2024 USD (219,949) (5,946)
LME Copper Base Metal (1) 4/2024 USD (219,724) (12,912)
LME Copper Base Metal (2) 4/2024 USD (439,504) (21,770)
LME Copper Base Metal (5) 4/2024 USD (1,100,811) (20,977)
LME Copper Base Metal (5) 4/2024 USD (1,096,789) (45,786)
LME Copper Base Metal (6) 4/2024 USD (1,320,761) (46,301)
LME Copper Base Metal (7) 4/2024 USD (1,534,710) (54,962)
LME Copper Base Metal (7) 4/2024 USD (1,540,138) (43,057)
LME Copper Base Metal (8) 4/2024 USD (1,755,788) (73,613)
LME Copper Base Metal (9) 4/2024 USD (1,974,562) (84,859)
LME Copper Base Metal (10) 4/2024 USD (2,199,843) (52,680)
LME Copper Base Metal (10) 4/2024 USD (2,196,960) (121,981)
LME Copper Base Metal (15) 4/2024 USD (3,292,703) (147,700)
LME Lead Base Metal (1) 4/2024 USD (50,894) 3,329
LME Lead Base Metal (1) 4/2024 USD (50,798) 1,081
LME Lead Base Metal (1) 4/2024 USD (50,634) 913
LME Lead Base Metal (2) 4/2024 USD (101,634) 7,611
LME Lead Base Metal (2) 4/2024 USD (101,691) 5,054
LME Lead Base Metal (2) 4/2024 USD (101,471) 4,074
LME Lead Base Metal (2) 4/2024 USD (101,496) 3,599
LME Lead Base Metal (2) 4/2024 USD (101,659) 6,011
LME Lead Base Metal (3) 4/2024 USD (152,400) 4,117
LME Lead Base Metal (3) 4/2024 USD (152,397) 1,551
LME Nickel Base Metal (1) 4/2024 USD (99,770) (652)
LME Nickel Base Metal (2) 4/2024 USD (199,571) (3,515)
LME Nickel Base Metal (4) 4/2024 USD (398,328) (13,140)
LME Nickel Base Metal (5) 4/2024 USD (498,067) (11,557)
LME Nickel Base Metal (6) 4/2024 USD (598,337) 5,365
LME Nickel Base Metal (6) 4/2024 USD (598,243) 1,139
LME Nickel Base Metal (7) 4/2024 USD (696,319) (14,645)
LME Nickel Base Metal (7) 4/2024 USD (696,508) (6,734)
LME Nickel Base Metal (7) 4/2024 USD (697,184) (18,863)
LME Nickel Base Metal (8) 4/2024 USD (796,117) (12,924)
LME Tin Base Metal (1) 4/2024 USD (137,620) (14,781)
LME Zinc Base Metal (1) 4/2024 USD (60,123) 1,560
LME Zinc Base Metal (1) 4/2024 USD (60,008) 2,814
LME Zinc Base Metal (1) 4/2024 USD (60,259) 3,613
LME Zinc Base Metal (7) 4/2024 USD (419,932) 21,372
LME Zinc Base Metal (7) 4/2024 USD (419,685) 21,644
LME Zinc Base Metal (8) 4/2024 USD (479,500) 21,378
LME Zinc Base Metal (9) 4/2024 USD (538,961) 32,625
LME Zinc Base Metal (11) 4/2024 USD (661,012) 23,192
LME Zinc Base Metal (12) 4/2024 USD (721,293) 14,593
MSCI Singapore Index (37) 4/2024 SGD (796,997) 1,397
Natural Gas (10) 4/2024 EUR (219,448) 8,866
Natural Gas (385) 4/2024 USD (6,787,550) 323,891
OMXS30 Index (26) 4/2024 SEK (613,201) (12,613)
Rapeseed (5) 4/2024 EUR (118,134) (6,946)
Canola (64) 5/2024 CAD (591,925) (32,045)
CBOE Volatility Index (14) 5/2024 USD (215,859) 9,990

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Copper (151) 5/2024 USD $ (15,126,425) $ (502,371)
Corn (232) 5/2024 USD (5,127,200) 10,632
Ethanol (5) 5/2024 USD (353,325) 5,717
EURO STOXX 50 Volatility Index (20) 5/2024 EUR (33,121) 1,569
French Base Electricity (3) 5/2024 EUR (70,241) 33,058
Italian Base Electricity (2) 5/2024 EUR (125,665) 3,874
KC HRW Wheat (60) 5/2024 USD (1,755,750) 37,904
LME Aluminum Base Metal (2) 5/2024 USD (116,049) (4,746)
LME Aluminum Base Metal (11) 5/2024 USD (637,995) (29,902)
LME Aluminum Base Metal (12) 5/2024 USD (696,144) (31,882)
LME Aluminum Base Metal (13) 5/2024 USD (752,044) (19,927)
LME Aluminum Base Metal (14) 5/2024 USD (811,118) (27,510)
LME Aluminum Base Metal (15) 5/2024 USD (869,243) (38,521)
LME Aluminum Base Metal (15) 5/2024 USD (870,368) (32,287)
LME Aluminum Base Metal (15) 5/2024 USD (870,461) (28,696)
LME Aluminum Base Metal (25) 5/2024 USD (1,450,925) (71,702)
LME Aluminum Base Metal (41) 5/2024 USD (2,374,946) (102,711)
LME Aluminum Base Metal (58) 5/2024 USD (3,370,047) (196,795)
LME Copper Base Metal (1) 5/2024 USD (220,664) (14,841)
LME Copper Base Metal (1) 5/2024 USD (220,198) (6,877)
LME Copper Base Metal (5) 5/2024 USD (1,103,054) (79,010)
LME Copper Base Metal (5) 5/2024 USD (1,103,318) (55,143)
LME Copper Base Metal (5) 5/2024 USD (1,102,411) (53,435)
LME Copper Base Metal (6) 5/2024 USD (1,324,776) (41,714)
LME Copper Base Metal (9) 5/2024 USD (1,986,939) (61,985)
LME Copper Base Metal (24) 5/2024 USD (5,305,146) (220,569)
LME Lead Base Metal (1) 5/2024 USD (51,125) (802)
LME Lead Base Metal (1) 5/2024 USD (51,023) 2,256
LME Lead Base Metal (1) 5/2024 USD (51,164) 774
LME Lead Base Metal (1) 5/2024 USD (51,154) 206
LME Lead Base Metal (1) 5/2024 USD (51,038) 1,335
LME Lead Base Metal (2) 5/2024 USD (101,885) 4,860
LME Nickel Base Metal (2) 5/2024 USD (199,790) (6,769)
LME Nickel Base Metal (2) 5/2024 USD (199,925) (4,058)
LME Nickel Base Metal (2) 5/2024 USD (199,994) (4,280)
LME Nickel Base Metal (3) 5/2024 USD (299,403) (7,834)
LME Nickel Base Metal (3) 5/2024 USD (300,351) (120)
LME Nickel Base Metal (3) 5/2024 USD (299,919) (3,108)
LME Nickel Base Metal (6) 5/2024 USD (600,737) 17,522
LME Nickel Base Metal (12) 5/2024 USD (1,203,287) 43,237
LME Zinc Base Metal (2) 5/2024 USD (121,112) (1,129)
LME Zinc Base Metal (4) 5/2024 USD (242,259) (2,456)
LME Zinc Base Metal (4) 5/2024 USD (242,069) (7,568)
LME Zinc Base Metal (5) 5/2024 USD (302,498) (13,476)
LME Zinc Base Metal (5) 5/2024 USD (302,399) (5,737)
LME Zinc Base Metal (5) 5/2024 USD (302,053) (12,688)
LME Zinc Base Metal (5) 5/2024 USD (301,963) (6,486)
LME Zinc Base Metal (6) 5/2024 USD (362,891) (15,733)
LME Zinc Base Metal (8) 5/2024 USD (484,942) (77)
LME Zinc Base Metal (12) 5/2024 USD (724,497) 2,238
Milling Wheat No. 2 (55) 5/2024 EUR (603,751) (2,371)
Phelix De Base Electricity (3) 5/2024 EUR (124,060) 7,696
Red Wheat (21) 5/2024 USD (677,250) 41,686
SGX Iron Ore (5) 5/2024 USD (50,520) 2,129
Silver (2) 5/2024 USD (249,160) (2,827)
Soybean (353) 5/2024 USD (21,029,975) 125,095

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Soybean Meal (98) 5/2024 USD $ (3,309,460) $ 46,709
Soybean Oil (92) 5/2024 USD (2,646,840) (16,838)
Wheat (137) 5/2024 USD (3,837,713) (68,999)
Australia 3 Year Bond (59) 6/2024 AUD (4,108,307) (6,327)
Canada 10 Year Bond (83) 6/2024 CAD (7,364,025) (36,068)
CBOE Volatility Index (17) 6/2024 USD (274,525) 9,106
DAX Index (4) 6/2024 EUR (2,025,649) (46,842)
Euro-Bobl (20) 6/2024 EUR (2,549,970) (4,362)
Euro-BTP (24) 6/2024 EUR (3,076,276) 5,516
Euro-Bund (1) 6/2024 EUR (143,757) (495)
Euro-Buxl (12) 6/2024 EUR (1,754,210) (39,150)
Euro-OAT (37) 6/2024 EUR (5,110,631) (1,164)
Euro-Schatz (117) 6/2024 EUR (13,338,874) 11,294
French Base Electricity (1) 6/2024 EUR (134,184) 15,808
FTSE/JSE Top 40 Index (23) 6/2024 ZAR (837,023) (21,371)
Italian Base Electricity (1) 6/2024 EUR (217,248) (1,372)
Japan 10 Year Bond (9) 6/2024 JPY (8,667,658) (41,337)
LME Aluminum Base Metal (12) 6/2024 USD (699,942) (18,678)
LME Aluminum Base Metal (12) 6/2024 USD (701,100) (15,936)
LME Aluminum Base Metal (14) 6/2024 USD (816,074) (31,766)
LME Aluminum Base Metal (17) 6/2024 USD (991,160) (30,305)
LME Aluminum Base Metal (18) 6/2024 USD (1,051,488) (11,101)
LME Aluminum Base Metal (21) 6/2024 USD (1,223,061) (43,549)
LME Aluminum Base Metal (26) 6/2024 USD (1,518,933) (6,667)
LME Aluminum Base Metal (51) 6/2024 USD (2,976,347) (52,170)
LME Aluminum Base Metal (165) 6/2024 USD (9,630,390) (531,878)
LME Copper Base Metal (2) 6/2024 USD (443,275) (1,480)
LME Copper Base Metal (2) 6/2024 USD (443,016) 7,479
LME Copper Base Metal (2) 6/2024 USD (442,785) (13,640)
LME Copper Base Metal (3) 6/2024 USD (664,490) 6,578
LME Copper Base Metal (8) 6/2024 USD (1,769,908) (46,854)
LME Copper Base Metal (49) 6/2024 USD (10,852,655) (430,194)
LME Lead Base Metal (1) 6/2024 USD (51,369) (1,224)
LME Lead Base Metal (1) 6/2024 USD (51,276) 972
LME Lead Base Metal (1) 6/2024 USD (51,375) (979)
LME Lead Base Metal (1) 6/2024 USD (51,286) 2,186
LME Lead Base Metal (2) 6/2024 USD (102,651) (1,090)
LME Lead Base Metal (2) 6/2024 USD (102,551) 4,444
LME Lead Base Metal (2) 6/2024 USD (102,601) 3,094
LME Lead Base Metal (3) 6/2024 USD (153,764) (809)
LME Lead Base Metal (4) 6/2024 USD (205,152) (1,265)
LME Lead Base Metal (9) 6/2024 USD (461,817) (4,190)
LME Nickel Base Metal (3) 6/2024 USD (301,326) 24,645
LME Nickel Base Metal (5) 6/2024 USD (502,240) 48,845
LME Nickel Base Metal (5) 6/2024 USD (502,120) 35,465
LME Nickel Base Metal (6) 6/2024 USD (602,796) 11,997
LME Nickel Base Metal (12) 6/2024 USD (1,205,141) 47,807
LME Nickel Base Metal (60) 6/2024 USD (6,026,515) 262,940
LME Zinc Base Metal (2) 6/2024 USD (121,950) (1,331)
LME Zinc Base Metal (4) 6/2024 USD (243,322) 14,666
LME Zinc Base Metal (7) 6/2024 USD (425,556) 18,048
LME Zinc Base Metal (10) 6/2024 USD (609,563) 9,767
LME Zinc Base Metal (15) 6/2024 USD (911,048) 40,658
LME Zinc Base Metal (17) 6/2024 USD (1,033,736) 64,118
LME Zinc Base Metal (19) 6/2024 USD (1,157,062) 37,719
LME Zinc Base Metal (156) 6/2024 USD (9,497,163) 58,434

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Long Gilt (9) 6/2024 GBP $ (1,133,436) $ (16,717)
Nikkei 225 Index (1) 6/2024 JPY (265,755) (6,141)
Palladium (13) 6/2024 USD (1,327,950) (62,006)
Phelix De Base Electricity (1) 6/2024 EUR (158,648) 3,570
U.S. Treasury 10 Year Note (106) 6/2024 USD (11,736,188) (64,906)
U.S. Treasury 2 Year Note (188) 6/2024 USD (38,435,719) 51,955
U.S. Treasury 5 Year Note (199) 6/2024 USD (21,285,227) (16,534)
U.S. Treasury Long Bond (87) 6/2024 USD (10,464,469) (122,079)
U.S. Treasury Ultra Bond (52) 6/2024 USD (6,693,375) (136,492)
CBOE Volatility Index (19) 7/2024 USD (321,444) 5,796
Platinum (87) 7/2024 USD (4,006,785) (18,251)
Rapeseed (6) 7/2024 EUR (144,188) 902
CBOE Volatility Index (19) 8/2024 USD (332,500) 5,660
3 Month Euro Euribor (49) 9/2024 EUR (12,777,144) 930
90-Day Australian Bank Bill (60) 9/2024 AUD (38,702,957) 1,446
3 Month CORRA (146) 12/2024 CAD (25,726,902) 28,863
3 Month Euro Euribor (44) 12/2024 EUR (11,507,176) 3,452
3 Month SOFR (107) 12/2024 USD (25,444,600) 55,024
90-Day Australian Bank Bill (45) 12/2024 AUD (29,038,558) (445)
90-Day New Zealand Bill (7) 12/2024 NZD (4,132,022) (195)
ECX Emission (3) 12/2024 EUR (200,019) 6,430
French Base Electricity (1) 12/2024 EUR (729,596) 154,298
Italian Base Electricity (1) 12/2024 EUR (908,782) 170,920
UK Allowances Carbon Dioxide Emissions (2) 12/2024 GBP (94,409) (2,509)
3 Month CORRA (91) 3/2025 CAD (16,083,127) 27,984
3 Month Euro Euribor (48) 3/2025 EUR (12,584,354) 3,252
3 Month SOFR (96) 3/2025 USD (22,899,600) 65,681
3 Month SONIA (8) 3/2025 GBP (2,413,609) (3,165)
90-Day Australian Bank Bill (73) 3/2025 AUD (47,124,253) (6,253)
90-Day New Zealand Bill (9) 3/2025 NZD (5,316,615) (833)
3 Month CORRA (93) 6/2025 CAD (16,478,655) 29,273
3 Month Euro Euribor (42) 6/2025 EUR (11,032,833) 1,937
3 Month SOFR (93) 6/2025 USD (22,246,763) 49,282
3 Month SONIA (7) 6/2025 GBP (2,117,541) (3,778)
90-Day Australian Bank Bill (48) 6/2025 AUD (30,994,139) (5,797)
3 Month CORRA (89) 9/2025 CAD (15,801,927) 13,205
3 Month Euro Euribor (30) 9/2025 EUR (7,891,113) (148)
3 Month SOFR (64) 9/2025 USD (15,347,200) 35,582
3 Month SONIA (12) 9/2025 GBP (3,637,643) (7,089)
3 Month Euro Euribor (27) 12/2025 EUR (7,108,192) (3,512)
3 Month SOFR (66) 12/2025 USD (15,857,325) 26,450
3 Month SONIA (11) 12/2025 GBP (3,339,886) (7,264)
3 Month Euro Euribor (21) 3/2026 EUR (5,531,426) (4,133)
3 Month SOFR (64) 3/2026 USD (15,396,800) 20,032
3 Month SONIA (8) 3/2026 GBP (2,431,784) (5,660)
3 Month SOFR (64) 6/2026 USD (15,409,600) 10,276
3 Month SONIA (5) 6/2026 GBP (1,521,049) (3,313)
Total of short contracts (2,509,576)
Net value $ 3,776,304

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 1,344,074 USD 990,304 CITI 6/20/2024 $ 3,107
CAD 1,344,074 USD 990,299 JPMC 6/20/2024 3,112
COP 2,315,202,996 USD 578,319 CITI
**
6/20/2024 12,787
COP 2,315,202,996 USD 578,316 JPMC
**
6/20/2024 12,790
EUR 782,000 USD 845,945 CITI 6/20/2024 452
EUR 782,000 USD 845,941 JPMC 6/20/2024 456
HUF 124,605,936 USD 339,596 CITI 6/20/2024 236
HUF 124,605,936 USD 339,595 JPMC 6/20/2024 237
MXN 87,261,004 USD 5,053,953 CITI 6/20/2024 129,153
MXN 87,261,004 USD 5,053,927 JPMC 6/20/2024 129,179
PEN 3,904,500 USD 1,034,767 CITI
**
6/20/2024 13,356
PEN 3,904,500 USD 1,034,762 JPMC
**
6/20/2024 13,361
PLN 297,746 USD 74,377 CITI 6/20/2024 103
PLN 297,746 USD 74,377 JPMC 6/20/2024 103
USD 19,469,622 AUD 29,655,500 CITI 6/20/2024 101,220
USD 19,469,720 AUD 29,655,500 JPMC 6/20/2024 101,316
USD 845,472 BRL 4,254,193 CITI
**
6/20/2024 3,642
USD 845,476 BRL 4,254,193 JPMC
**
6/20/2024 3,645
USD 4,204,100 CAD 5,684,000 CITI 6/20/2024 3,033
USD 4,204,121 CAD 5,684,000 JPMC 6/20/2024 3,055
USD 6,603,251 CHF 5,752,535 CITI 6/20/2024 167,825
USD 6,603,284 CHF 5,752,535 JPMC 6/20/2024 167,858
USD 12,000,712 CNY 85,936,500 CITI
**
6/20/2024 123,717
USD 12,000,772 CNY 85,936,500 JPMC
**
6/20/2024 123,777
USD 7,597,598 CZK 177,321,000 CITI 6/20/2024 36,486
USD 7,597,636 CZK 177,321,000 JPMC 6/20/2024 36,524
USD 8,679,469 EUR 7,916,409 CITI 6/20/2024 111,144
USD 8,679,512 EUR 7,916,409 JPMC 6/20/2024 111,188
USD 11,742,562 GBP 9,241,500 CITI 6/20/2024 73,480
USD 11,742,620 GBP 9,241,500 JPMC 6/20/2024 73,539
USD 3,066,793 IDR 48,185,649,844 CITI
**
6/20/2024 37,698
USD 3,066,808 IDR 48,185,649,844 JPMC
**
6/20/2024 37,714
USD 256,722 ILS 919,500 CITI 6/20/2024 5,788
USD 256,724 ILS 919,500 JPMC 6/20/2024 5,789
USD 9,454,759 INR 788,445,433 CITI
**
6/20/2024 22,688
USD 9,454,816 INR 788,445,433 JPMC
**
6/20/2024 22,745
USD 20,455,943 JPY 3,005,000,000 CITI 6/20/2024 360,041
USD 20,456,045 JPY 3,005,000,000 JPMC 6/20/2024 360,144
USD 5,830,212 KRW 7,706,226,093 CITI
**
6/20/2024 95,632
USD 5,830,242 KRW 7,706,226,093 JPMC
**
6/20/2024 95,661
USD 10,426,470 NOK 110,094,874 CITI 6/20/2024 266,233
USD 10,426,522 NOK 110,094,874 JPMC 6/20/2024 266,285
USD 27,484,544 NZD 45,257,500 CITI 6/20/2024 444,049
USD 27,484,682 NZD 45,257,500 JPMC 6/20/2024 444,187
USD 1,528,579 PHP 85,633,000 CITI
**
6/20/2024 5,733
USD 1,528,586 PHP 85,633,000 JPMC
**
6/20/2024 5,740
USD 587,686 PLN 2,337,500 CITI 6/20/2024 2,974
USD 587,689 PLN 2,337,500 JPMC 6/20/2024 2,977
USD 3,592,223 SEK 37,500,000 CITI 6/20/2024 77,241
USD 3,592,241 SEK 37,500,000 JPMC 6/20/2024 77,259
USD 12,913,435 SGD 17,269,833 CITI 6/20/2024 76,713
USD 12,913,498 SGD 17,269,831 JPMC 6/20/2024 76,777
USD 10,168,760 THB 362,000,000 CITI 6/20/2024 181,610
USD 10,168,811 THB 362,000,000 JPMC 6/20/2024 181,661
USD 6,357,136 TWD 198,968,895 CITI
**
6/20/2024 116,125

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 6,357,168 TWD 198,968,895 JPMC
**
6/20/2024 $ 116,157
USD 2,002,984 ZAR 38,166,250 CITI 6/20/2024 1,133
USD 2,002,994 ZAR 38,166,250 JPMC 6/20/2024 1,143
USD 3,279,046 CLP 3,185,292,244 CITI
**
6/21/2024 34,663
USD 3,279,063 CLP 3,185,292,244 JPMC
**
6/21/2024 34,679
Total unrealized appreciation 5,017,120
AUD 22,434,500 USD 14,780,233 CITI 6/20/2024 (127,961)
AUD 22,434,500 USD 14,780,159 JPMC 6/20/2024 (127,887)
BRL 14,152,445 USD 2,814,356 CITI
**
6/20/2024 (13,834)
BRL 14,152,445 USD 2,814,341 JPMC
**
6/20/2024 (13,820)
CAD 27,896,926 USD 20,700,467 CITI 6/20/2024 (81,743)
CAD 27,896,926 USD 20,700,364 JPMC 6/20/2024 (81,639)
CNY 19,414,000 USD 2,715,039 CITI
**
6/20/2024 (31,895)
CNY 19,414,000 USD 2,715,025 JPMC
**
6/20/2024 (31,882)
EUR 34,453,500 USD 37,625,578 CITI 6/20/2024 (334,834)
EUR 34,453,500 USD 37,625,390 JPMC 6/20/2024 (334,646)
GBP 4,189,500 USD 5,357,884 CITI 6/20/2024 (67,875)
GBP 4,189,500 USD 5,357,858 JPMC 6/20/2024 (67,849)
HUF 887,241,548 USD 2,448,837 CITI 6/20/2024 (29,103)
HUF 887,241,548 USD 2,448,824 JPMC 6/20/2024 (29,090)
ILS 689,000 USD 189,603 CITI 6/20/2024 (1,573)
ILS 689,000 USD 189,602 JPMC 6/20/2024 (1,572)
INR 3,007,091,016 USD 36,130,145 CITI
**
6/20/2024 (156,706)
INR 3,007,091,016 USD 36,129,964 JPMC
**
6/20/2024 (156,525)
JPY 848,643,426 USD 5,737,001 CITI 6/20/2024 (61,708)
JPY 848,643,426 USD 5,736,972 JPMC 6/20/2024 (61,679)
KRW 3,500,000,000 USD 2,660,606 CITI
**
6/20/2024 (56,084)
KRW 3,500,000,000 USD 2,661,548 JPMC
**
6/20/2024 (57,026)
NOK 78,500,000 USD 7,521,947 CITI 6/20/2024 (277,480)
NOK 78,500,000 USD 7,526,364 JPMC 6/20/2024 (281,897)
PLN 72,535,255 USD 18,251,067 CITI 6/20/2024 (106,797)
PLN 72,535,254 USD 18,250,975 JPMC 6/20/2024 (106,706)
SEK 42,500,000 USD 4,147,278 CITI 6/20/2024 (163,633)
SEK 42,500,000 USD 4,147,258 JPMC 6/20/2024 (163,612)
SGD 5,980,501 USD 4,493,100 CITI 6/20/2024 (47,774)
SGD 5,980,499 USD 4,493,076 JPMC 6/20/2024 (47,752)
THB 15,500,000 USD 439,846 CITI 6/20/2024 (12,219)
THB 15,500,000 USD 439,843 JPMC 6/20/2024 (12,217)
TWD 87,500,000 USD 2,792,237 CITI
**
6/20/2024 (47,645)
TWD 87,500,000 USD 2,792,223 JPMC
**
6/20/2024 (47,631)
USD 12,460,668 AUD 19,101,000 CITI 6/20/2024 (14,452)
USD 12,460,730 AUD 19,101,000 JPMC 6/20/2024 (14,388)
USD 441,770 BRL 2,240,807 CITI
**
6/20/2024 (1,647)
USD 441,772 BRL 2,240,807 JPMC
**
6/20/2024 (1,644)
USD 2,814,073 CAD 3,823,000 CITI 6/20/2024 (11,520)
USD 2,814,087 CAD 3,823,000 JPMC 6/20/2024 (11,507)
USD 31,726 CHF 28,500 CITI 6/20/2024 (157)
USD 31,727 CHF 28,500 JPMC 6/20/2024 (157)
USD 4,382,398 GBP 3,477,000 CITI 6/20/2024 (7,950)
USD 4,382,420 GBP 3,477,000 JPMC 6/20/2024 (7,928)
USD 497,062 INR 41,554,567 CITI
**
6/20/2024 (49)
USD 497,065 INR 41,554,567 JPMC
**
6/20/2024 (47)
USD 901,220 JPY 135,000,000 CITI 6/20/2024 (1,591)
USD 901,224 JPY 135,000,000 JPMC 6/20/2024 (1,587)
USD 532,395 PHP 30,000,000 CITI
**
6/20/2024 (1,107)
USD 532,397 PHP 30,000,000 JPMC
**
6/20/2024 (1,104)
USD 13,923,801 ZAR 269,663,750 CITI 6/20/2024 (220,276)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 13,923,870 ZAR 269,663,750 JPMC 6/20/2024 $ (220,206)
ZAR 129,500,000 USD 6,868,670 CITI 6/20/2024 (76,292)
ZAR 129,500,000 USD 6,865,991 JPMC 6/20/2024 (73,614)
CLP 100,000,000 USD 106,021 CITI
**
6/21/2024 (4,166)
CLP 100,000,000 USD 106,020 JPMC
**
6/21/2024 (4,165)
USD 2,265,030 CLP 2,236,481,788 CITI
**
6/21/2024 (12,941)
USD 2,265,041 CLP 2,236,481,788 JPMC
**
6/21/2024 (12,929)
Total unrealized depreciation (3,943,718)
Net unrealized appreciation $ 1,073,402
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of March 31, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.23% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
31-61 months
maturity ranging
from 09/21/2026
- 03/15/2029
$1,053,373 $11,145 $2,643 $13,788
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NOWA
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
31-61 months
maturity ranging
from 09/21/2026
- 03/15/2029
$934,570 $(12,240) $4,387 $(7,853)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
31-61 months
maturity ranging
from 09/21/2026
- 03/15/2029
$1,159,679 $1,580 $4,675 $6,255

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
31-61 months
maturity
ranging from
09/21/2026
- 03/15/2029
$6,323,397 $37,191 $(13,127) $24,064
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
ALS Ltd. 8,483 72,532 1,221 5.1
Aristocrat Leisure Ltd. 6,735 188,586 (12,863) (53.5)
BlueScope Steel Ltd. 18,543 288,401 22,322 92.8
Brambles Ltd. 5,323 56,020 2,983 12.4
Cochlear Ltd. 527 115,904 645 2.7
IGO Ltd. 17,123 78,893 (5,463) (22.7)
Incitec Pivot Ltd. 73,719 138,839 10,094 41.9
JB Hi-Fi Ltd. 6,229 260,762 23,262 96.7
Northern Star Resources Ltd. 6,344 59,859 2,741 11.4
Orica Ltd. 6,673 79,371 5,926 24.6
Origin Energy Ltd. 49,578 297,405 11,483 47.7
Pilbara Minerals Ltd. 36,229 90,408 (4,027) (16.7)
Pro Medicus Ltd. 579 39,153 1,506 6.3
Qantas Airways Ltd. 57,623 204,570 10,812 44.9
QBE Insurance Group Ltd. 2,709 32,022 1,871 7.8
Qube Holdings Ltd. 29,160 64,789 3,032 12.6
Seven Group Holdings Ltd. 1,673 44,458 73 0.3
Sonic Healthcare Ltd. 3,665 70,232 2,237 9.3
South32 Ltd. 38,263 74,664 1,856 7.7
Suncorp Group Ltd. 5,662 60,436 3,173 13.2
New Zealand
Xero Ltd. 1,702 147,784 (2,463) (10.2)
United States
James Hardie Industries plc 2,687 108,000 321 1.3
Short Positions
Common Stocks
Australia
ANZ Group Holdings Ltd. (2,096) (40,172) (234) (1.0)
APA Group (6,594) (36,142) (1,383) (5.7)
Atlas Arteria Ltd. (12,315) (42,762) (308) (1.3)
Aurizon Holdings Ltd. (11,468) (29,902) (907) (3.8)
BHP Group Ltd. (9,218) (266,529) (14,099) (58.6)
CAR Group Ltd. (3,941) (92,637) (1,390) (5.8)
Cleanaway Waste Management Ltd. (65,636) (116,299) (5,520) (22.9)
Commonwealth Bank of Australia (6,315) (495,345) (9,220) (38.3)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Computershare Ltd. (5,430) (92,489) (2,470) (10.3)
Domino's Pizza Enterprises Ltd. (4,361) (123,209) 3,698 15.4
Endeavour Group Ltd. (24,141) (86,677) (3,300) (13.7)
IDP Education Ltd. (18,149) (211,855) 10,843 45.1
Insurance Australia Group Ltd. (12,039) (50,219) (1,578) (6.6)
Lynas Rare Earths Ltd. (29,676) (109,533) 2,629 10.9
Mineral Resources Ltd. (3,457) (159,500) (11,990) (49.8)
New Hope Corp. Ltd. (6,310) (19,116) 416 1.7
NEXTDC Ltd. (18,157) (210,327) (4,569) (19.0)
Ramsay Health Care Ltd. (2,613) (96,195) (2,288) (9.5)
REA Group Ltd. (1,983) (239,602) (3,293) (13.7)
Reece Ltd. (5,187) (94,973) (566) (2.4)
Santos Ltd. (6,451) (32,661) (2,604) (10.8)
Transurban Group (8,116) (70,407) 727 3.0
Treasury Wine Estates Ltd. (17,494) (141,904) (1,913) (7.9)
Washington H Soul Pattinson & Co. Ltd. (6,022) (131,837) 6,257 26.0
Wesfarmers Ltd. (1,434) (63,920) (2,180) (9.1)
Westpac Banking Corp. (6,119) (104,073) 2,870 11.9
WiseTech Global Ltd. (4,310) (263,612) 4,526 18.8
United States
CSL Ltd. (1,577) (295,889) (6,913) (28.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.05% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
31-61 months
maturity
ranging from
09/21/2026
- 03/15/2029
$11,219,438 $75,869 $3,664 $79,533
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. 2,067 123,252 8,774 11.0
Air Canada 20,121 291,294 28,372 35.7
Atco Ltd. 3,682 102,505 (1,250) (1.6)
Bank of Nova Scotia (The) 1,888 97,665 3,819 4.8
Bombardier, Inc. 5,944 255,172 25,013 31.4
Cameco Corp. 1,986 85,976 4,201 5.3
Canadian National Railway Co. 1,542 203,054 5,612 7.1
Canadian Natural Resources Ltd. 1,409 107,484 4,058 5.1
CCL Industries, Inc. 2,784 142,288 (8,920) (11.2)
Constellation Software, Inc. 49 133,845 (2,814) (3.5)
Empire Co. Ltd. 5,479 133,805 (5,501) (6.9)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Fairfax Financial Holdings Ltd. 349 376,195 (7,115) (8.9)
Finning International, Inc. 6,001 176,368 20,468 25.7
George Weston Ltd. 666 89,982 649 0.8
MEG Energy Corp. 6,875 157,848 11,166 14.0
National Bank of Canada 3,227 271,730 10,077 12.7
Onex Corp. 1,628 121,954 1,430 1.8
Open Text Corp. 2,786 108,104 905 1.1
Pembina Pipeline Corp. 4,794 169,208 (1,168) (1.5)
Quebecor, Inc. 4,430 97,100 (7,359) (9.3)
Shopify, Inc. 3,683 284,134 9,299 11.7
TFI International, Inc. 1,581 252,110 18,593 23.4
West Fraser Timber Co. Ltd. 2,624 226,572 8,950 11.3
Whitecap Resources, Inc. 28,205 213,430 14,576 18.3
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (3,652) (172,011) (8,601) (10.8)
Canada
Algonquin Power & Utilities Corp. (33,519) (211,821) 2,475 3.1
Barrick Gold Corp. (10,293) (171,202) (8,302) (10.4)
BCE, Inc. (4,967) (168,787) 11,367 14.3
Brookfield Asset Management Ltd. (3,094) (129,968) (914) (1.1)
Canadian Pacific Kansas City Ltd. (7,748) (683,137) 8,008 10.1
Element Fleet Management Corp. (6,148) (99,354) 1,952 2.5
Enbridge, Inc. (4,905) (177,254) (1,376) (1.7)
Fortis, Inc. (4,493) (177,524) 1,592 2.0
Franco-Nevada Corp. (2,061) (245,576) (9,333) (11.7)
Hydro One Ltd. (6,711) (195,699) 10,602 13.3
Keyera Corp. (5,874) (151,300) (3,816) (4.8)
Magna International, Inc. (4,160) (226,619) (2,518) (3.2)
Manulife Financial Corp. (4,448) (111,089) (5,681) (7.1)
Pan American Silver Corp. (11,418) (172,128) (12,475) (15.7)
RB Global, Inc. (3,107) (236,646) (3,418) (4.3)
Rogers Communications, Inc. (8,208) (336,307) 25,390 31.9
Royal Bank of Canada (4,891) (493,307) (6,319) (7.9)
Suncor Energy, Inc. (6,734) (248,520) (15,560) (19.6)
TC Energy Corp. (2,362) (94,930) 593 0.7
Teck Resources Ltd. (2,675) (122,439) (11,869) (14.9)
Toronto-Dominion Bank (The) (4,771) (287,940) (669) (0.8)
Tourmaline Oil Corp. (1,986) (92,853) (5,058) (6.4)
WSP Global, Inc. (1,271) (211,835) (1,755) (2.2)
Chile
Lundin Mining Corp. (12,518) (128,086) (19,250) (24.2)
United States
GFL Environmental, Inc. (3,838) (132,349) 822 1.0

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
31-61 months
maturity
ranging from
09/21/2026
- 03/15/2029
$8,255,826 $(35,300) $487 $(34,813)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 15,388 713,854 15,136 (43.5)
Alcon, Inc. 707 58,477 (1,922) 5.5
DKSH Holding AG 1,472 100,136 (3,264) 9.4
Galenica AG 370 30,875 125 (0.4)
Georg Fischer AG (Registered) 3,207 237,851 (3,958) 11.4
Kuehne + Nagel International AG (Registered) 301 83,744 1,840 (5.3)
Logitech International SA (Registered) 4,070 364,710 2,511 (7.2)
Novartis AG (Registered) 6,721 650,986 (10,653) 30.6
Schindler Holding AG 68 17,117 (255) 0.7
SGS SA (Registered) 644 62,521 (378) 1.1
Temenos AG (Registered) 1,134 81,115 (1,120) 3.2
Zurich Insurance Group AG 42 22,689 209 (0.6)
United States
Holcim AG 9,011 816,368 64,194 (184.4)
Swiss Re AG 2,924 376,128 19,970 (57.4)
Short Positions
Common Stocks
Switzerland
Avolta AG (1,608) (66,953) (3,808) 10.9
Bachem Holding AG (1,739) (166,532) (8,608) 24.7
Baloise Holding AG (Registered) (828) (129,835) 4,399 (12.6)
Banque Cantonale Vaudoise (Registered) (946) (110,054) (228) 0.7
Barry Callebaut AG (Registered) (59) (85,703) (333) 1.0
Belimo Holding AG (Registered) (44) (21,595) (30) 0.1
BKW AG (174) (26,738) (1,714) 4.9
Chocoladefabriken Lindt & Spruengli AG (26) (311,189) 10,261 (29.5)
Cie Financiere Richemont SA (Registered) (1,506) (229,274) 12,778 (36.7)
Clariant AG (Registered) (7,176) (97,091) (4,291) 12.3
EMS-Chemie Holding AG (Registered) (131) (100,401) (10,212) 29.3
Givaudan SA (Registered) (89) (396,205) (7,481) 21.5
Helvetia Holding AG (Registered) (519) (71,555) 4,273 (12.3)
Julius Baer Group Ltd. (320) (18,559) (655) 1.9
Lonza Group AG (Registered) (729) (435,649) (65,269) 187.5
Partners Group Holding AG (189) (269,984) (4,669) 13.4
SIG Group AG (16,202) (359,267) (30,503) 87.6
Sonova Holding AG (Registered) (324) (93,828) 6,514 (18.7)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Straumann Holding AG (Registered) (1,366) (217,956) 3,034 (8.7)
Swatch Group AG (The) (757) (176,595) (1,729) 5.0
Swiss Life Holding AG (Registered) (232) (162,723) 8,175 (23.5)
Swisscom AG (Registered) (364) (222,788) (18,703) 53.7
Tecan Group AG (Registered) (89) (36,875) (598) 1.7
UBS Group AG (Registered) (8,561) (263,601) (838) 2.4
VAT Group AG (560) (289,293) (2,167) 6.2
United States
Nestle SA (Registered) (2,626) (279,012) (5,333) 15.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.04% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
31-61 months
maturity
ranging from
09/21/2026
- 03/15/2029
$4,850,265 $(1,550) $810 $(740)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
Carlsberg A/S 1,081 148,038 1,004 (135.6)
Danske Bank A/S 13,950 418,729 9,542 (1,289.4)
Demant A/S 2,270 112,827 (2,639) 356.7
Genmab A/S 607 181,996 (6,347) 857.6
ISS A/S 8,863 161,474 5,336 (721.0)
Jyske Bank A/S (Registered) 1,432 121,299 6,429 (868.9)
Novo Nordisk A/S 6,914 886,882 (11,015) 1,488.6
Pandora A/S 2,567 414,329 (9,990) 1,350.0
ROCKWOOL A/S 217 71,399 4,326 (584.6)
Vestas Wind Systems A/S 5,754 160,500 (484) 65.5
Short Positions
Common Stocks
Denmark
Ambu A/S (1,895) (31,188) 1,168 (157.8)
AP Moller - Maersk A/S (357) (465,473) 28,098 (3,797.1)
Coloplast A/S (3,269) (441,371) 14,994 (2,026.2)
DSV A/S (2,451) (398,421) (20,696) 2,796.7
Novonesis (Novozymes) (5,822) (342,459) 6,919 (935.0)
Orsted A/S (5,706) (318,845) (28,116) 3,799.5
Royal Unibrew A/S (1,029) (68,088) (3,733) 504.5
Tryg A/S (5,188) (106,947) 3,654 (493.8)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.08% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
31-61 months
maturity
ranging from
09/21/2026
- 03/15/2029
$37,308,259 $62,035 $8,504 $70,539
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air Liquide SA 1,996 415,265 (2,048) (2.9)
Eiffage SA 2,800 317,778 7,091 10.1
Hermes International SCA 244 623,611 7,944 11.3
L'Oreal SA 1,166 552,185 (14,275) (20.2)
LVMH Moet Hennessy Louis Vuitton SE 915 823,314 (21,915) (31.1)
Orange SA 22,288 262,107 7,370 10.4
Rexel SA 13,002 351,221 20,319 28.8
Vinci SA 1,939 248,829 647 0.9
Germany
Allianz SE (Registered) 1,469 440,285 27,833 39.5
Bayerische Motoren Werke AG 3,427 395,403 245 0.3
Daimler Truck Holding AG 5,879 297,917 19,542 27.7
Heidelberg Materials AG 4,915 541,050 68,063 96.5
KION Group AG 5,817 305,996 1,087 1.5
Mercedes-Benz Group AG 3,689 293,781 5,638 8.0
SAP SE 3,841 747,916 28,873 40.9
Italy
Enel SpA 47,010 310,336 (4,041) (5.7)
Ferrari NV 702 306,097 13,426 19.0
Leonardo SpA 19,278 484,334 71,492 101.4
Prysmian SpA 7,378 384,792 19,519 27.7
Netherlands
BE Semiconductor Industries NV 1,628 249,375 8,188 11.6
Koninklijke Ahold Delhaize NV 15,217 455,320 3,036 4.3
Wolters Kluwer NV 2,579 403,845 3,704 5.3
Spain
Industria de Diseno Textil SA 16,059 808,672 91,597 129.9
Repsol SA 16,128 269,196 16,639 23.6
United States
Schneider Electric SE 2,554 577,399 (1,806) (2.6)
Tenaris SA 18,534 366,440 20,520 29.1

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Finland
Nokia OYJ (101,235) (359,192) 3,091 4.4
France
Cie Generale des Etablissements Michelin SCA (9,339) (357,902) (15,944) (22.6)
Kering SA (767) (303,796) 43,869 62.2
Sartorius Stedim Biotech (1,163) (331,718) 7,679 10.9
Societe Generale SA (12,672) (339,521) (20,627) (29.2)
Worldline SA (20,315) (251,328) (20,881) (29.6)
Germany
Bayer AG (Registered) (12,231) (374,569) (21,452) (30.4)
Commerzbank AG (27,282) (374,969) (44,876) (63.6)
Deutsche Bank AG (Registered) (17,811) (280,528) (19,377) (27.5)
Merck KGaA (2,916) (514,194) (21,070) (29.9)
Rheinmetall AG (486) (273,337) (55,481) (78.7)
Siemens Healthineers AG (7,609) (465,348) 4,041 5.7
Italy
Assicurazioni Generali SpA (17,206) (435,543) (15,447) (21.9)
Eni SpA (24,793) (392,573) 439 0.6
Moncler SpA (3,374) (251,770) (3,228) (4.6)
Luxembourg
ArcelorMittal SA (18,711) (514,312) (28,424) (40.3)
Eurofins Scientific SE (6,054) (385,643) (12,833) (18.2)
Netherlands
ASR Nederland NV (5,136) (251,714) (15,543) (22.0)
Heineken NV (4,875) (469,987) (16,838) (23.9)
Switzerland
DSM-Firmenich AG (3,394) (386,007) (4,100) (5.8)
United States
Ferrovial SE (9,631) (381,309) (6,839) (9.7)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG (Preference) (3,522) (350,291) (44,186) (62.6)
Sartorius AG (Preference) (963) (382,417) (9,856) (14.0)
Volkswagen AG (Preference) (2,799) (371,215) (17,245) (24.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
31-61 months
maturity
ranging from
09/21/2026
- 03/15/2029
$18,293,376 $224,061 $(41,929) $182,132

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Netherlands
Shell plc 11,717 388,764 23,116 12.7
United Kingdom
Associated British Foods plc 6,244 197,004 19,369 10.6
AstraZeneca plc 1,212 162,825 3,134 1.7
Aviva plc 29,116 182,694 11,923 6.5
BAE Systems plc 29,982 511,056 34,250 18.8
BP plc 60,212 377,736 19,260 10.6
Centrica plc 322,725 520,252 (10,088) (5.5)
DS Smith plc 45,042 225,307 30,938 17.0
easyJet plc 34,030 244,947 8,717 4.8
Harbour Energy plc 65,956 229,704 15,185 8.3
Howden Joinery Group plc 14,728 168,594 6,164 3.4
HSBC Holdings plc 23,846 186,400 13,100 7.2
InterContinental Hotels Group plc 5,818 604,559 4,768 2.6
Man Group plc 57,214 193,097 13,143 7.2
Marks & Spencer Group plc 88,191 295,340 21,117 11.6
Melrose Industries plc 21,730 184,507 20,003 11.0
Pearson plc 17,892 235,593 10,356 5.7
Reckitt Benckiser Group plc 3,699 210,862 (30,510) (16.8)
RELX plc 21,219 915,079 12,047 6.6
Rolls-Royce Holdings plc 107,166 576,592 58,278 32.0
Sage Group plc (The) 20,666 330,285 9,587 5.3
Spectris plc 4,092 170,267 (995) (0.5)
Standard Chartered plc 22,492 190,681 3,318 1.8
Tesco plc 70,668 264,685 12,981 7.1
United States
Experian plc 7,160 311,982 6,538 3.6
Short Positions
Common Stocks
Australia
Glencore plc (66,406) (364,407) (16,618) (9.1)
Rio Tinto plc (2,172) (137,324) (5,477) (3.0)
Burkina Faso
Endeavour Mining plc (7,291) (147,950) (12,701) (7.0)
Chile
Antofagasta plc (15,370) (394,794) (40,758) (22.4)
Hong Kong
Prudential plc (53,577) (502,476) 30,522 16.8
Italy
Coca-Cola HBC AG (5,560) (175,698) (4,399) (2.4)
South Africa
Anglo American plc (19,254) (474,473) (24,702) (13.6)
United Kingdom
Ashtead Group plc (3,036) (216,252) (22,895) (12.6)
Barclays plc (169,471) (392,774) (21,020) (11.5)
Bellway plc (4,114) (138,007) 5,617 3.1
BT Group plc (220,783) (305,555) 1,112 0.6
ConvaTec Group plc (47,944) (173,200) (3,281) (1.8)
Diageo plc (9,402) (347,895) (4,768) (2.6)
Flutter Entertainment plc (759) (151,294) 16,597 9.1

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Kingfisher plc (109,736) (345,370) (31,492) (17.3)
Lloyds Banking Group plc (216,696) (141,718) (7,565) (4.2)
Persimmon plc (13,181) (218,548) 10,120 5.6
Rentokil Initial plc (64,274) (382,142) 19,338 10.6
Schroders plc (39,678) (188,504) 6,922 3.8
Severn Trent plc (5,324) (166,126) 9,325 5.1
Smith & Nephew plc (14,706) (184,104) 18,398 10.1
Unilever plc (4,203) (210,998) (6,604) (3.6)
United Utilities Group plc (10,617) (137,953) 3,352 1.8
Vodafone Group plc (575,440) (510,372) (14,500) (8.0)
Wise plc (13,244) (154,814) (4,772) (2.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.13% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
31-61 months
maturity
ranging from
09/21/2026
- 03/15/2029
$6,004,266 $24,711 $(23,384) $1,327
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Guatemala
Millicom International Cellular SA 1,348 27,487 3,944 297.2
Sweden
AddTech AB 2,428 55,237 2,122 159.9
Alfa Laval AB 2,217 87,116 2,590 195.2
Atlas Copco AB 16,616 280,620 (2,515) (189.5)
Axfood AB 1,517 44,104 2,338 176.2
Billerud Aktiebolag 3,743 33,588 543 41.0
Elekta AB 4,448 33,527 1,821 137.2
Evolution AB 965 119,857 229 17.3
Getinge AB 5,475 110,118 4,546 342.6
H & M Hennes & Mauritz AB 17,676 288,226 52,447 3,952.3
Hexpol AB 7,379 90,104 6,690 504.1
Saab AB 2,356 209,573 23,302 1,756.0
SKF AB 12,773 260,758 (10,238) (771.5)
SSAB AB 45,224 333,918 18,482 1,392.8
Swedbank AB 13,816 274,216 (20,716) (1,561.1)
Trelleborg AB 9,541 341,167 191 14.4
Volvo AB 4,583 124,206 (2,679) (201.9)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Sweden
Assa Abloy AB (2,938) (84,316) (1,671) (125.9)
Beijer Ref AB (12,750) (189,311) (30,469) (2,296.1)
Boliden AB (5,987) (166,245) (12,825) (966.5)
Embracer Group AB (27,857) (60,686) (18,464) (1,391.4)
Epiroc AB (6,340) (119,018) (2,868) (216.1)
EQT AB (7,856) (248,717) (7,107) (535.6)
Essity AB (11,175) (265,452) (5,183) (390.6)
Hexagon AB (20,967) (247,849) (3,293) (248.2)
Holmen AB (2,380) (96,818) (3,930) (296.1)
Husqvarna AB (8,409) (71,956) (7,411) (558.5)
Lifco AB (1,443) (37,683) (678) (51.1)
Nibe Industrier AB (29,900) (147,030) 16,772 1,263.9
Securitas AB (15,120) (155,873) (2,133) (160.7)
Skandinaviska Enskilda Banken AB (2,270) (30,753) 1,651 124.4
Skanska AB (6,443) (114,740) 3,740 281.9
Svenska Cellulosa AB SCA (7,603) (116,889) (12,866) (969.5)
Svenska Handelsbanken AB (37,703) (381,177) 50,294 3,790.0
Swedish Orphan Biovitrum AB (8,844) (220,770) 10,245 772.1
Tele2 AB (12,751) (104,704) (1,432) (107.9)
Telefonaktiebolaget LM Ericsson (26,302) (141,456) 290 21.8
Telia Co. AB (75,135) (192,568) (21,117) (1,591.3)
Volvo Car AB (25,471) (96,433) (9,931) (748.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-1.75% to 0.30%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
04/03/2024
- 05/01/2025
$40,010,759 $484,245 $210,883 $695,128
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Disco Corp. 2,100 767,620 61,655 8.9
Ebara Corp. 3,800 345,840 20,513 3.0
Fast Retailing Co. Ltd. 800 247,861 4,236 0.6
Hitachi Ltd. 7,800 712,768 58,388 8.4
Hoya Corp. 2,700 337,691 (9,128) (1.3)
Inpex Corp. 19,600 297,943 12,450 1.8
Isetan Mitsukoshi Holdings Ltd. 18,800 305,125 23,212 3.3

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Japan Post Bank Co. Ltd. 29,600 318,061 (4,375) (0.6)
Kyushu Electric Power Co., Inc. 45,200 405,924 12,835 1.8
Mitsubishi Corp. 21,600 499,203 11,212 1.6
Mitsui & Co. Ltd. 8,300 388,038 23,700 3.4
Nintendo Co. Ltd. 11,100 605,667 (1,907) (0.3)
Niterra Co. Ltd. 9,500 315,399 17,433 2.5
Recruit Holdings Co. Ltd. 7,400 324,910 6,238 0.9
SCREEN Holdings Co. Ltd. 4,800 622,344 40,814 5.9
Sony Group Corp. 4,500 385,878 (10,376) (1.5)
Subaru Corp. 12,000 271,774 12,797 1.8
Tokio Marine Holdings, Inc. 13,900 435,713 15,536 2.2
Tokyo Electron Ltd. 2,600 677,168 46,147 6.6
Toyo Suisan Kaisha Ltd. 7,000 428,021 12,312 1.8
Toyota Tsusho Corp. 3,700 254,082 15,041 2.2
Short Positions
Common Stocks
Japan
Advantest Corp. (9,000) (399,806) (2,303) (0.3)
Aeon Co. Ltd. (21,000) (498,160) (4,720) (0.7)
Daikin Industries Ltd. (3,700) (505,201) (11,599) (1.7)
Eisai Co. Ltd. (8,500) (350,105) 11,895 1.7
FANUC Corp. (12,500) (348,706) 12,306 1.8
KDDI Corp. (9,900) (292,711) 5,113 0.7
Kobe Bussan Co. Ltd. (12,800) (313,642) 17,308 2.5
M3, Inc. (17,400) (250,409) (11,271) (1.6)
MatsukiyoCocokara & Co. (15,100) (242,459) (3,012) (0.4)
Mercari, Inc. (28,100) (359,189) 7,978 1.1
NIDEC Corp. (17,900) (742,300) (46,898) (6.7)
Nippon Telegraph & Telephone Corp. (294,400) (350,661) 1,149 0.2
Nissan Motor Co. Ltd. (137,000) (542,860) 4,941 0.7
Nitori Holdings Co. Ltd. (2,900) (439,501) 5,231 0.8
NTT Data Group Corp. (39,300) (624,790) 8,922 1.3
Omron Corp. (16,700) (597,978) 15,062 2.2
Resona Holdings, Inc. (44,300) (273,086) (5,758) (0.8)
Rohm Co. Ltd. (30,000) (481,164) 12,594 1.8
Sekisui House Ltd. (13,000) (296,110) (8,166) (1.2)
Seven & i Holdings Co. Ltd. (21,900) (319,212) (9,041) (1.3)
Shiseido Co. Ltd. (12,400) (340,262) 5,657 0.8
SMC Corp. (600) (338,496) 13,426 1.9
SoftBank Corp. (27,700) (356,636) 5,213 0.7
SUMCO Corp. (15,900) (251,391) (2,251) (0.3)
Sumitomo Chemical Co. Ltd. (140,500) (304,421) 2,603 0.4
Taiyo Yuden Co. Ltd. (11,200) (265,156) (5,169) (0.7)
Toray Industries, Inc. (53,900) (258,820) (2,779) (0.4)
Yamaha Corp. (15,400) (332,405) (8,393) (1.2)
Yaskawa Electric Corp. (6,700) (285,250) (4,778) (0.7)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-5.45% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
04/03/2024
- 04/30/2025
$167,924,680 $(174,814) $1,856,439 $1,681,625
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AbbVie, Inc. 3,059 557,044 11,043 0.7
Allison Transmission Holdings, Inc. 7,043 571,610 34,652 2.1
Amazon.com, Inc. 5,102 920,299 30,102 1.8
Arista Networks, Inc. 2,346 680,293 1,548 0.1
Booking Holdings, Inc. 180 653,018 31,851 1.9
Builders FirstSource, Inc. 2,811 586,234 37,246 2.2
Cardinal Health, Inc. 5,543 620,262 9,645 0.6
Cigna Group (The) 1,477 536,432 15,597 0.9
ConocoPhillips 3,669 466,990 25,756 1.5
Deckers Outdoor Corp. 682 641,939 22,097 1.3
General Electric Co. 4,614 809,895 25,931 1.5
KB Home 6,658 471,919 25,434 1.5
Lennar Corp. 2,869 493,411 44,097 2.6
Medpace Holdings, Inc. 1,488 601,375 19,686 1.2
Medtronic plc 7,615 663,647 26,576 1.6
Microsoft Corp. 1,635 687,877 5,559 0.3
Molson Coors Beverage Co. 10,656 716,616 (2,131) (0.1)
NVIDIA Corp. 1,030 930,667 19,580 1.2
Owens Corning 4,049 675,373 36,967 2.2
PulteGroup, Inc. 5,898 711,417 61,575 3.7
Sherwin-Williams Co. (The) 1,605 557,465 19,356 1.2
Super Micro Computer, Inc. 791 798,934 7,396 0.4
Toll Brothers, Inc. 5,539 716,580 54,227 3.2
Valero Energy Corp. 2,953 504,048 12,993 0.8
Vertex Pharmaceuticals, Inc. 1,270 530,873 8,420 0.5
Vistra Corp. 7,895 549,887 56,607 3.4
Walmart, Inc. 8,343 501,998 (5,757) (0.3)
Short Positions
Common Stocks
United States
Air Products and Chemicals, Inc. (2,376) (575,634) 7,936 0.5
Atmos Energy Corp. (4,081) (485,108) (14,120) (0.8)
Brown-Forman Corp. (9,188) (474,285) 7,442 0.4
Carrier Global Corp. (8,764) (509,451) (9,027) (0.5)
Celanese Corp. (4,444) (763,746) (42,440) (2.5)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Cisco Systems, Inc. (9,712) (484,726) (6,216) (0.4)
Coca-Cola Co. (The) (14,690) (898,734) (15,425) (0.9)
Dollar General Corp. (3,255) (507,975) (1,009) (0.1)
FirstEnergy Corp. (12,531) (483,947) (5,138) (0.3)
Honeywell International, Inc. (2,918) (598,920) (24,774) (1.5)
Intuit, Inc. (760) (494,000) (14,904) (0.9)
Newmont Corp. (15,570) (558,029) (22,109) (1.3)
Pfizer, Inc. (31,578) (876,290) (947) (0.1)
RTX Corp. (6,597) (643,405) (26,850) (1.6)
Texas Instruments, Inc. (3,047) (530,818) (15,235) (0.9)
T-Mobile US, Inc. (3,004) (490,313) (6,218) (0.4)
Tractor Supply Co. (2,512) (657,441) (15,072) (0.9)
Visa, Inc. (2,083) (581,324) 12,436 0.7
Walgreens Boots Alliance, Inc. (21,303) (462,062) (21,303) (1.3)
Waste Management, Inc. (2,682) (571,668) (3,969) (0.2)
Williams Cos., Inc. (The) (17,813) (694,173) (31,173) (1.9)
Wolfspeed, Inc. (15,754) (464,743) (70,105) (4.2)
Xylem, Inc. (5,112) (660,675) (8,946) (0.5)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 103.8%
COMMON STOCKS - 51.6%
Australia - 0.8%
BHP Group Ltd. (2)(a) 8,261 238,858
BlueScope Steel Ltd. (2) 53,233 827,938
Evolution Mining Ltd. (2) 23,934 55,937
Incitec Pivot Ltd. (2) 37,089 69,852
JB Hi-Fi Ltd. (2) 12,577 526,504
Northern Star Resources Ltd. (2)(a) 7,860 74,164
Pilbara Minerals Ltd. (2) 53,373 133,190
Qantas Airways Ltd. (2)* 81,115 287,970
Sonic Healthcare Ltd. (2) 5,889 112,850
South32 Ltd. (2) 116,826 227,966
Whitehaven Coal Ltd. (2) 69,027 319,220
2,874,449
Belgium - 0.2%
Ageas SA/NV (2) 2,487 115,212
Anheuser-Busch InBev SA/NV (2)
(a) 212 12,905
Proximus SADP 76,370 617,774
745,891
Brazil - 0.0% †
Yara International ASA (2) 428 13,572
Canada - 1.4%
Agnico Eagle Mines Ltd. (a) 4,732 282,163
Air Canada * 49,937 722,945
Cenovus Energy, Inc. 7,456 149,059
Empire Co. Ltd., Class A 2,041 49,844
Fairfax Financial Holdings Ltd. 585 630,585
Imperial Oil Ltd. 6,392 440,888
Manulife Financial Corp. (a) 2,750 68,681
Nutrien Ltd. (a) 9,684 526,112
Parkland Corp. 7,438 236,887
Shopify, Inc., Class A *(a) 10,889 840,059
Stantec, Inc. 517 42,923
Suncor Energy, Inc. 22,633 835,276
TFI International, Inc. 528 84,196
West Fraser Timber Co. Ltd. 885 76,416
4,986,034
China - 0.1%
BOC Hong Kong Holdings Ltd. (2) 15,000 40,219
NXP Semiconductors NV 807 199,951
240,170
Denmark - 0.2%
Danske Bank A/S (2) 12,674 380,427
Genmab A/S (2)* 46 13,792
ISS A/S (2)(a) 15,909 289,844
Novo Nordisk A/S, Class B (2)(a) 1,103 141,486
825,549
Finland - 0.0% †
Valmet OYJ (2) 1,683 44,304
Wartsila OYJ Abp (2) 6,269 95,273
139,577
INVESTMENTS SHARES VALUE ($)
France - 1.1%
Air France-KLM (2)* 31,707 352,963
BNP Paribas SA (2)(a) 836 59,519
Bouygues SA (2) 546 22,290
Cie de Saint-Gobain SA (2) 11,170 866,947
Dassault Aviation SA (2) 781 171,953
Eiffage SA (2) 152 17,251
Engie SA (2)(a) 2,914 48,831
Ipsen SA (2) 244 29,035
L'Oreal SA (2)(a) 175 82,875
LVMH Moet Hennessy Louis Vuitton
SE (2)(a) 127 114,274
Rexel SA (2) 12,461 336,607
SCOR SE (2) 10,691 370,096
Societe Generale SA (2) 19,658 526,697
TotalEnergies SE (2) 6,949 478,017
Verallia SA (2)(b) 4,932 191,751
Worldline SA (2)*(b) 15,076 186,513
3,855,619
Germany - 1.4%
Bayerische Motoren Werke AG (2) 8,330 961,105
Bechtle AG (2) 993 52,484
Commerzbank AG (2) 35,727 491,039
Daimler Truck Holding AG (2) 1,501 76,063
Deutsche Bank AG (Registered) (2) 39,974 629,601
Deutsche Lufthansa AG
(Registered) (2)* 33,754 265,283
Evotec SE (2)* 3,986 62,123
Fresenius Medical Care AG (2) 2,092 80,384
Heidelberg Materials AG (2)(a) 318 35,006
KION Group AG (2) 3,324 174,855
LANXESS AG (2) 3,321 88,889
Mercedes-Benz Group AG (2)(a) 10,067 801,705
Nemetschek SE (2) 931 92,153
Scout24 SE (2)(b) 1,458 109,843
TeamViewer SE (2)*(b) 29,394 438,037
thyssenkrupp AG (2) 61,421 329,488
TUI AG (2)* 16,996 139,982
4,828,040
Guatemala - 0.0% †
Millicom International Cellular SA,
SDR (2)* 4,618 94,166
Hong Kong - 0.1%
Hang Lung Properties Ltd. (2) 23,000 23,652
Hong Kong Exchanges & Clearing
Ltd. (2) 800 23,311
New World Development Co. Ltd.
(2) 58,000 61,322
WH Group Ltd. (2)(b) 136,500 90,101
198,386
Italy - 0.7%
Banco BPM SpA (2) 81,743 543,859
Eni SpA (2) 3,058 48,420
Intesa Sanpaolo SpA (2) 36,039 130,841
Leonardo SpA (2) 6,657 167,248
UniCredit SpA (2) 9,112 346,067

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 0.7% (continued)
Unipol Gruppo SpA (2) 148,473 1,244,195
2,480,630
Japan - 3.5%
Daiichi Sankyo Co. Ltd. (2) 2,400 76,365
Hitachi Construction Machinery Co.
Ltd. (2) 4,800 144,823
Honda Motor Co. Ltd. (2) 11,700 144,772
Iida Group Holdings Co. Ltd. (2) 11,600 150,122
Inpex Corp. (2) 21,500 326,826
Ito En Ltd. (2) 600 14,676
Japan Post Bank Co. Ltd. (2) 8,000 85,963
Japan Post Insurance Co. Ltd. (2) 15,000 286,727
JFE Holdings, Inc. (2)(a) 49,600 822,051
JSR Corp. (2)* 300 8,587
Kansai Paint Co. Ltd. (2) 1,800 25,782
Kawasaki Kisen Kaisha Ltd. (2) 12,000 161,365
Kuraray Co. Ltd. (2) 4,600 49,273
Lasertec Corp. (2) 100 28,503
Lion Corp. (2) 8,600 76,882
M3, Inc. (2) 1,700 24,465
Makita Corp. (2) 9,200 261,469
Marubeni Corp. (2) 1,100 19,052
Mazda Motor Corp. (2) 49,100 569,050
McDonald's Holdings Co. Japan
Ltd. (2) 2,100 94,431
Mitsubishi Corp. (2)(a) 32,100 741,871
Mitsubishi Gas Chemical Co., Inc.
(2) 6,100 102,326
Mitsubishi Motors Corp. (2) 125,200 411,701
Mitsui Chemicals, Inc. (2) 2,600 76,274
Mitsui OSK Lines Ltd. (2) 1,800 54,912
Mizuho Financial Group, Inc. (2) 54,400 1,075,776
NGK Insulators Ltd. (2) 9,200 123,707
NIPPON EXPRESS HOLDINGS,
Inc. (2) 800 40,836
Nippon Steel Corp. (2)(a) 25,800 620,864
Nippon Yusen KK (2) 13,100 359,649
Nissan Motor Co. Ltd. (2) 100,900 399,814
NSK Ltd. (2) 30,100 171,755
Obayashi Corp. (2) 2,300 27,348
Oji Holdings Corp. (2) 3,400 14,115
Oracle Corp. Japan (2) 1,200 90,241
Panasonic Holdings Corp. (2) 17,300 165,107
Persol Holdings Co. Ltd. (2)(a) 22,100 30,912
Renesas Electronics Corp. (2) 12,100 215,630
Ricoh Co. Ltd. (2) 7,700 68,414
Ryohin Keikaku Co. Ltd. (2)(a) 24,000 392,765
SCREEN Holdings Co. Ltd. (2) 1,300 168,551
Sega Sammy Holdings, Inc. (2) 4,500 55,584
Shimamura Co. Ltd. (2)(a) 3,400 193,838
Socionext, Inc. (2) 4,800 131,112
Sojitz Corp. (2) 28,280 745,996
Stanley Electric Co. Ltd. (2) 1,300 23,014
Subaru Corp. (2) 14,900 337,453
SUMCO Corp. (2) 900 14,230
Sumitomo Forestry Co. Ltd. (2) 3,000 94,614
Sumitomo Heavy Industries Ltd. (2) 1,100 34,638
Tokyo Century Corp. (2) 1,800 18,746
Tokyo Electron Ltd. (2) 3,500 911,571
INVESTMENTS SHARES VALUE ($)
Japan - 3.5% (continued)
Tosoh Corp. (2) 6,700 91,044
Toyota Boshoku Corp. (2) 6,100 103,948
Toyota Tsusho Corp. (2) 5,000 343,354
Yamada Holdings Co. Ltd. (2) 37,300 108,054
11,930,948
Luxembourg - 0.1%
Aperam SA (2) 829 26,205
ArcelorMittal SA (2) 5,627 154,670
180,875
Netherlands - 1.0%
ABN AMRO Bank NV, CVA (2)(b) 4,440 75,978
Argenx SE (2)* 166 65,449
ASML Holding NV (2) 526 509,937
BE Semiconductor Industries NV
(2) 3,648 558,796
ING Groep NV (2) 5,135 84,539
Koninklijke Philips NV (2)* 7,970 159,511
Koninklijke Vopak NV (2) 2,614 100,813
NN Group NV (2) 17,866 824,786
Shell plc (2) 38,486 1,276,947
3,656,756
New Zealand - 0.1%
Xero Ltd. (2)* 3,420 296,957
Russia - 0.0%
Evraz plc (3)* 27,473 –
Singapore - 0.2%
Grab Holdings Ltd., Class A *(a)(c) 87,449 274,590
Sea Ltd., ADR *(a)(c) 4,205 225,851
Singapore Airlines Ltd. (2) 29,600 140,289
STMicroelectronics NV (2) 2,103 90,509
731,239
Spain - 0.6%
Acerinox SA (2) 36,959 405,871
Banco de Sabadell SA (2) 657,760 1,034,776
Banco Santander SA (2) 115,581 564,548
Bankinter SA (2) 5,634 41,280
Mapfre SA (2) 60,855 153,852
Repsol SA (2) 1,774 29,610
2,229,937
Sweden - 0.4%
Autoliv, Inc. (a)(c) 692 83,338
Billerud Aktiebolag (2) 8,692 77,999
Boliden AB (2) 3,775 104,823
Electrolux AB, Class B (2)* 14,536 129,793
Elekta AB, Class B (2) 11,971 90,232
Skanska AB, Class B (2) 5,439 96,861
SKF AB, Class B (2) 14,962 305,446
SSAB AB, Class B (2) 14,076 103,932
Swedbank AB, Class A (2) 7,430 147,469
Trelleborg AB, Class B (2) 5,101 182,401
Volvo Car AB, Class B (2)* 48,037 181,867
1,504,161

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 0.5%
ABB Ltd. (Registered) (2)(a) 4,749 220,307
Adecco Group AG (Registered) (2)
(a) 4,577 181,077
Baloise Holding AG (Registered) (2) 1,341 210,277
DKSH Holding AG 190 12,925
Georg Fischer AG (Registered) (2) 1,899 140,842
Helvetia Holding AG (Registered)
(2) 189 26,058
Lonza Group AG (Registered) (2) 72 43,027
Novartis AG (Registered) (2) 8,553 828,429
Sandoz Group AG (2)* 1,932 58,319
Swatch Group AG (The) (2) 138 32,193
Temenos AG (Registered) (2) 1,237 88,483
1,841,937
United Kingdom - 1.8%
Aviva plc (2) 2,278 14,294
Barclays plc (2) 129,817 300,870
BP plc (2) 136,029 853,368
British American Tobacco plc (2) 9,253 280,839
Burberry Group plc (2) 2,637 40,336
Centrica plc (2)(a) 599,591 966,578
CK Hutchison Holdings Ltd. (2) 70,000 336,885
DCC plc (2) 1,357 98,730
Direct Line Insurance Group plc * 112,313 276,495
Harbour Energy plc (2) 4,000 13,931
HSBC Holdings plc (2) 84,371 659,513
InterContinental Hotels Group plc
(2)(a) 682 70,868
International Distributions Services
plc * 76,349 220,962
Johnson Matthey plc (2) 4,691 106,009
Legal & General Group plc (2) 29,397 94,443
Marks & Spencer Group plc (2) 138,350 463,316
Melrose Industries plc (2) 12,521 106,315
Rolls-Royce Holdings plc (2)* 158,622 853,445
Taylor Wimpey plc (2) 56,551 97,769
Travis Perkins plc (2) 2,913 26,814
Vodafone Group plc (2) 316,171 280,420
Whitbread plc (2) 386 16,138
6,178,338
United States - 37.4%
10X Genomics, Inc., Class A *(a)(c) 769 28,861
3M Co. 8,468 898,201
AbbVie, Inc. (a)(c) 1,909 347,629
Adient plc * 686 22,583
Adobe, Inc. * 2,512 1,267,555
ADT, Inc. 5,047 33,916
Advanced Micro Devices, Inc. * 1,331 240,232
AGCO Corp. (a)(c) 2,838 349,131
Agilent Technologies, Inc. (a)(c) 687 99,965
Alaska Air Group, Inc. * 583 25,063
Align Technology, Inc. * 1,064 348,907
Allison Transmission Holdings, Inc. 15,653 1,270,397
Ally Financial, Inc. 765 31,051
Alnylam Pharmaceuticals, Inc. * 522 78,013
Alphabet, Inc., Class A *(a) 10,725 1,618,724
Alphabet, Inc., Class C *(a) 10,703 1,629,639
Altria Group, Inc. (a) 15,225 664,115
INVESTMENTS SHARES VALUE ($)
United States - 37.4% (continued)
Amazon.com, Inc. *(a) 25,558 4,610,151
Amedisys, Inc. * 665 61,286
American Airlines Group, Inc. *(a)
(c) 34,574 530,711
American Express Co. 1,121 255,240
American International Group, Inc. 4,921 384,675
American Tower Corp., REIT (a)(c) 725 143,253
Amgen, Inc. (a)(c) 562 159,788
Amkor Technology, Inc. 12,196 393,199
Analog Devices, Inc. (a)(c) 1,169 231,217
Apellis Pharmaceuticals, Inc. *(a)(c) 1,331 78,236
Apollo Global Management, Inc.
(a)(c) 3,375 379,519
Apple, Inc. (a) 27,654 4,742,107
Applied Materials, Inc. 4,142 854,205
AppLovin Corp., Class A * 3,110 215,274
Aptiv plc * 2,110 168,062
Archer-Daniels-Midland Co. 5,943 373,280
Arista Networks, Inc. * 2,062 597,939
Arrow Electronics, Inc. * 2,181 282,352
AT&T, Inc. (a)(c) 43,153 759,493
Axis Capital Holdings Ltd. 9,445 614,114
Baker Hughes Co., Class A 31,791 1,064,999
Bank of America Corp. (a) 49,034 1,859,369
Bank of New York Mellon Corp.
(The) 2,208 127,225
Berkshire Hathaway, Inc., Class B * 2,579 1,084,521
Block, Inc., Class A * 3,645 308,294
Boeing Co. (The) * 2,670 515,283
Booking Holdings, Inc. (a) 403 1,462,036
Boston Beer Co., Inc. (The), Class
A * 78 23,745
Bristol-Myers Squibb Co. (a) 11,847 642,463
Broadcom, Inc. (a)(c) 877 1,162,385
Builders FirstSource, Inc. * 1,999 416,891
Caesars Entertainment, Inc. *(a)(c) 23,080 1,009,519
Cardinal Health, Inc. (a) 5,883 658,308
Carnival Corp. * 3,246 53,040
Catalent, Inc. * 355 20,040
Centene Corp. * 9,261 726,803
CF Industries Holdings, Inc. (a)(c) 3,099 257,868
Chipotle Mexican Grill, Inc., Class
A *(a) 32 93,017
Cigna Group (The) (a) 3,534 1,283,513
Cincinnati Financial Corp. 1,406 174,583
Cisco Systems, Inc. (a) 37,160 1,854,656
Citigroup, Inc. 28,916 1,828,648
Citizens Financial Group, Inc. 17,319 628,507
Cleveland-Cliffs, Inc. * 25,649 583,258
CNH Industrial NV 6,766 87,687
CNO Financial Group, Inc. (a)(c) 1,041 28,607
Coca-Cola Co. (The) (a) 5,062 309,693
Coca-Cola Consolidated, Inc. 538 455,369
Cognizant Technology Solutions
Corp., Class A 1,320 96,743
Coherent Corp. * 2,534 153,611
Comcast Corp., Class A (a) 16,367 709,509
Comfort Systems USA, Inc. 258 81,969
Commercial Metals Co. 2,082 122,359
Concentrix Corp. (a) 1,431 94,761

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 37.4% (continued)
ConocoPhillips (a) 2,492 317,182
Corebridge Financial, Inc. 1,756 50,450
Costco Wholesale Corp. (a) 278 203,671
Coterra Energy, Inc. 9,306 259,451
Crocs, Inc. * 6,966 1,001,711
Crowdstrike Holdings, Inc., Class
A *(a) 2,569 823,596
Crown Castle, Inc., REIT 311 32,913
CVS Health Corp. (a)(c) 20,482 1,633,644
Datadog, Inc., Class A * 2,635 325,686
DaVita, Inc. * 298 41,139
Deckers Outdoor Corp. * 81 76,242
Dell Technologies, Inc., Class C (a) 3,712 423,576
Delta Air Lines, Inc. 5,716 273,625
Dexcom, Inc. * 632 87,658
Dick's Sporting Goods, Inc. (a)(c) 1,775 399,127
Digital Realty Trust, Inc., REIT 191 27,512
Discover Financial Services 512 67,118
DocuSign, Inc., Class A * 28,010 1,667,996
Domino's Pizza, Inc. (a)(c) 253 125,711
DoorDash, Inc., Class A *(a) 210 28,921
DR Horton, Inc. (a) 758 124,729
DraftKings, Inc., Class A * 27,835 1,263,987
Edwards Lifesciences Corp. *(a) 2,053 196,185
Elevance Health, Inc. (a) 158 81,929
Eli Lilly & Co. (a) 500 388,980
EnerSys (a)(c) 4,422 417,702
Enphase Energy, Inc. *(a)(c) 122 14,760
EOG Resources, Inc. (a)(c) 1,756 224,487
EQT Corp. 2,300 85,261
Equinix, Inc., REIT 61 50,345
Etsy, Inc. *(a)(c) 4,042 277,766
Everest Group Ltd. 887 352,583
Exact Sciences Corp. * 6,596 455,520
Exelixis, Inc. * 17,217 408,559
Exxon Mobil Corp. (a) 3,190 370,806
Federated Hermes, Inc., Class B 4,555 164,527
Fidelity National Information
Services, Inc. 6,911 512,658
First Horizon Corp. 42,396 652,898
First Solar, Inc. *(a)(c) 1,010 170,488
Fiserv, Inc. *(a)(c) 739 118,107
Five Below, Inc. *(a)(c) 1,999 362,579
Flowserve Corp. 13,408 612,477
Ford Motor Co. 30,415 403,911
Fortinet, Inc. * 4,365 298,173
Freeport-McMoRan, Inc. (a) 337 15,846
Gap, Inc. (The) (a) 10,390 286,245
Gates Industrial Corp. plc * 55,079 975,449
Generac Holdings, Inc. * 743 93,722
General Dynamics Corp. 1,450 409,611
General Electric Co. (a) 9,134 1,603,291
General Motors Co. 41,446 1,879,576
Genuine Parts Co. (a) 976 151,212
Gilead Sciences, Inc. (a) 4,662 341,492
Gitlab, Inc., Class A * 5,507 321,168
Global Payments, Inc. (a)(c) 3,022 403,921
GoDaddy, Inc., Class A * 8,026 952,526
Goodyear Tire & Rubber Co. (The)
* 1,093 15,007
INVESTMENTS SHARES VALUE ($)
United States - 37.4% (continued)
Grocery Outlet Holding Corp. *(a)(c) 5,722 164,679
Hawaiian Electric Industries, Inc. (a) 12,118 136,570
HealthEquity, Inc. * 2,492 203,422
Hertz Global Holdings, Inc. *(a)(c) 2,407 18,847
Hewlett Packard Enterprise Co. 21,010 372,507
HF Sinclair Corp. 4,303 259,772
Holcim AG (2)(a) 1,393 126,201
Home Depot, Inc. (The) (a) 647 248,189
HubSpot, Inc. *(a)(c) 477 298,869
Humana, Inc. 3,455 1,197,918
Huntington Bancshares, Inc. 16,283 227,148
Huntington Ingalls Industries, Inc.
(a)(c) 2,284 665,717
Incyte Corp. * 4,937 281,261
Inspire Medical Systems, Inc. *(a)
(c) 422 90,641
Insulet Corp. * 1,936 331,830
Intel Corp. 16,200 715,554
International Paper Co. 2,788 108,788
Iridium Communications, Inc. 799 20,902
Jacobs Solutions, Inc. (a) 91 13,989
James Hardie Industries plc,
CHESS (2)*(a) 1,791 71,986
Johnson & Johnson (a) 5,505 870,836
Johnson Controls International plc 779 50,884
JPMorgan Chase & Co. (a) 111 22,233
KB Home 7,100 503,248
Keurig Dr Pepper, Inc. 467 14,323
KLA Corp. 447 312,261
Knife River Corp. * 440 35,675
Kraft Heinz Co. (The) 5,087 187,710
Kroger Co. (The) 7,272 415,449
L3Harris Technologies, Inc. 512 109,107
Lam Research Corp. 348 338,106
Lantheus Holdings, Inc. *(a)(c) 1,381 85,953
Las Vegas Sands Corp. (a) 18,957 980,077
Lennar Corp., Class A (a) 3,109 534,686
Lincoln National Corp. 3,162 100,963
Lockheed Martin Corp. (a) 586 266,554
LyondellBasell Industries NV, Class
A (a) 1,068 109,235
Manhattan Associates, Inc. * 274 68,563
Marathon Petroleum Corp. 3,809 767,514
Marvell Technology, Inc. 304 21,548
Match Group, Inc. *(a)(c) 954 34,611
McKesson Corp. (a) 494 265,204
Medpace Holdings, Inc. *(a)(c) 1,488 601,375
Medtronic plc (a) 1,443 125,757
Merck & Co., Inc. (a) 1,109 146,333
Meta Platforms, Inc., Class A 5,130 2,491,024
MetLife, Inc. (a) 3,152 233,595
Mettler-Toledo International, Inc.
*(a)(c) 167 222,325
Microchip Technology, Inc. 509 45,662
Microsoft Corp. (a) 10,413 4,380,956
Mister Car Wash, Inc. *(a)(c) 1,935 14,996
Molson Coors Beverage Co., Class
B (a)(c) 14,428 970,283
Monolithic Power Systems, Inc. 102 69,097
Mosaic Co. (The) 17,118 555,650

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 37.4% (continued)
Natera, Inc. * 607 55,516
Nestle SA (Registered) (2)(a) 1,623 172,444
Netflix, Inc. * 1,942 1,179,435
Neurocrine Biosciences, Inc. * 3,077 424,380
Northern Trust Corp. 2,322 206,472
Nutanix, Inc., Class A * 330 20,368
NVIDIA Corp. 6,788 6,133,364
Ollie's Bargain Outlet Holdings, Inc.
*(a)(c) 7,097 564,708
ON Semiconductor Corp. *(a)(c) 5,025 369,589
Oracle Corp. (a) 2,061 258,882
Organon & Co. 4,676 87,909
Ovintiv, Inc. 4,159 215,852
Owens Corning 4,374 729,583
PACCAR, Inc. 905 112,120
Palantir Technologies, Inc., Class
A *(a)(c) 8,175 188,107
Paycom Software, Inc. (a) 123 24,478
PayPal Holdings, Inc. * 12,195 816,943
Pfizer, Inc. (a) 6,838 189,755
Pioneer Natural Resources Co. 246 64,575
Playtika Holding Corp. 24,946 175,869
Polaris, Inc. (a)(c) 420 42,050
Popular, Inc. 1,585 139,623
PPG Industries, Inc. (a) 5,375 778,838
Premier, Inc., Class A 5,029 111,141
Prologis, Inc., REIT 1,198 156,004
Prosperity Bancshares, Inc. 1,478 97,223
Prudential Financial, Inc. (a) 199 23,363
Public Storage, REIT 111 32,197
PulteGroup, Inc. (a) 6,262 755,322
Pure Storage, Inc., Class A * 3,001 156,022
Qorvo, Inc. * 119 13,665
QUALCOMM, Inc. (a) 4,716 798,419
QuidelOrtho Corp. *(a)(c) 1,701 81,546
Ralph Lauren Corp., Class A 536 100,639
Regeneron Pharmaceuticals, Inc.
*(a) 27 25,987
Reinsurance Group of America, Inc. 799 154,111
RenaissanceRe Holdings Ltd. 407 95,657
ResMed, Inc. (a)(c) 753 149,117
Rivian Automotive, Inc., Class A
*(a)(c) 9,989 109,380
Robinhood Markets, Inc., Class A * 1,648 33,174
Roche Holding AG (2)(a) 643 164,170
Ross Stores, Inc. (a) 1,607 235,843
Royal Caribbean Cruises Ltd. *(a) 1,364 189,610
Royal Gold, Inc. 2,970 361,776
RTX Corp. (a) 173 16,873
Salesforce, Inc. (a) 3,826 1,152,315
Schlumberger NV (a) 1,209 66,265
Scotts Miracle-Gro Co. (The) 1,202 89,657
Sensata Technologies Holding plc 7,432 273,052
ServiceNow, Inc. *(a) 518 394,923
Signify NV (2)(b) 12,210 375,879
Simon Property Group, Inc., REIT 376 58,840
Skechers USA, Inc., Class A * 8,360 512,134
Skyworks Solutions, Inc. (a)(c) 1,709 185,119
Smartsheet, Inc., Class A * 7,514 289,289
Snap, Inc., Class A *(a)(c) 55,990 642,765
INVESTMENTS SHARES VALUE ($)
United States - 37.4% (continued)
Snowflake, Inc., Class A * 2,772 447,955
SS&C Technologies Holdings, Inc.
(a) 1,732 111,489
Starbucks Corp. (a) 5,396 493,140
State Street Corp. 2,835 219,202
Stellantis NV (2)(a) 25,602 727,328
Super Micro Computer, Inc. *(a)(c) 262 264,628
Swiss Re AG (2) 7,803 1,003,738
Synchrony Financial 9,665 416,755
TD SYNNEX Corp. 3,017 341,223
TEGNA, Inc. 15,645 233,736
Tenet Healthcare Corp. * 1,703 179,002
Teradata Corp. *(a)(c) 2,548 98,531
Terex Corp. 10,296 663,062
Tesla, Inc. *(a) 4,585 805,997
Texas Capital Bancshares, Inc. * 1,127 69,367
Texas Roadhouse, Inc., Class A (a) 3,484 538,173
Textron, Inc. (a)(c) 3,706 355,517
Thermo Fisher Scientific, Inc. (a) 63 36,616
Toll Brothers, Inc. (a)(c) 7,767 1,004,817
Trade Desk, Inc. (The), Class A * 1,792 156,657
Travel + Leisure Co. (a)(c) 333 16,304
Truist Financial Corp. 11,972 466,669
Uber Technologies, Inc. * 10,863 836,342
UiPath, Inc., Class A *(a)(c) 5,645 127,972
Ultragenyx Pharmaceutical, Inc. * 401 18,723
United Airlines Holdings, Inc. * 765 36,628
United Therapeutics Corp. * 1,075 246,949
Unum Group 7,822 419,729
Valero Energy Corp. 6,088 1,039,161
Valley National Bancorp (a)(c) 3,356 26,714
Veeva Systems, Inc., Class A *(a) 483 111,906
Verizon Communications, Inc. (a) 14,819 621,805
Vertex Pharmaceuticals, Inc. * 1,516 633,703
Vertiv Holdings Co., Class A 9,430 770,148
Victoria's Secret & Co. *(a)(c) 713 13,818
Virtu Financial, Inc., Class A 21,953 450,476
Walmart, Inc. (a) 15,018 903,633
Walt Disney Co. (The) (a) 1,437 175,831
Wendy's Co. (The) (a)(c) 17,288 325,706
Western Union Co. (The) (a)(c) 71,410 998,312
Wingstop, Inc. (a)(c) 1,833 671,611
Woodward, Inc. 1,772 273,101
Workday, Inc., Class A * 1,699 463,402
Wynn Resorts Ltd. 9,638 985,293
Zoom Video Communications, Inc.,
Class A * 8,817 576,367
Zscaler, Inc. *(a)(c) 1,811 348,853
130,177,783
Zambia - 0.0% †
First Quantum Minerals Ltd. 15,778 169,597
TOTAL COMMON STOCKS
(Cost $141,847,360) 180,180,611

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - 0.1%
Germany - 0.1%
Volkswagen AG (Preference) (2)
(Cost $346,417) 2,674 354,637
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 8.4%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(d)(e) EUR 3,105,200 3,396,946
French Republic
1.85%, 7/25/2027 (2)(d)(e) 665,498 754,319
0.10%, 3/1/2029 (2)(d)(e) 5,205,596 5,532,940
0.70%, 7/25/2030 (2)(d)(e) 5,177,130 5,705,822
0.10%, 7/25/2031 (2)(d)(e) 3,402,628 3,595,312
0.10%, 3/1/2032 (2)(d)(e) 1,800,896 1,879,986
United Kingdom Gilt Inflation Linked
0.13%, 3/22/2029 (2)(d)(e) GBP 636,848 803,721
0.13%, 8/10/2031 (2)(d)(e) 514,980 654,337
1.25%, 11/22/2032 (2)(d)(e) 2,263,131 3,121,995
0.75%, 11/22/2033 (2)(d)(e) 812,376 1,070,827
0.75%, 3/22/2034 (2)(d)(e) 2,116,010 2,775,681
Cost: $28,951,462 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $28,951,462) 29,291,886
U.S. TREASURY OBLIGATIONS - 9.2%
U.S. Treasury Inflation Linked Notes
1.63%, 10/15/2027 (2)(e) $ 2,498,760 2,474,666
0.50%, 1/15/2028 (2)(e) 1,000,272 946,440
1.25%, 4/15/2028 (2)(e) 2,570,575 2,497,060
0.75%, 7/15/2028 (2)(e) 860,069 821,615
2.38%, 10/15/2028 (2)(e) 2,718,711 2,781,695
0.25%, 7/15/2029 (2)(e) 723,438 667,031
0.13%, 1/15/2030 (2)(e) 719,244 651,037
0.13%, 7/15/2030 (2)(e) 721,752 650,185
0.13%, 1/15/2031 (2)(e) 3,435,862 3,056,580
0.13%, 7/15/2031 (2)(e) 3,682,304 3,257,665
0.13%, 1/15/2032 (2)(e) 3,894,100 3,401,596
0.63%, 7/15/2032 (2)(e) 3,609,100 3,272,559
1.13%, 1/15/2033 (2)(e) 3,623,865 3,398,503
1.38%, 7/15/2033 (2)(e) 3,351,150 3,216,028
1.75%, 1/15/2034 (2)(e) 1,103,674 1,089,539
Cost: $32,755,759 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,755,759) 32,182,199
SHARES
SHORT-TERM INVESTMENTS - 34.5%
INVESTMENT COMPANIES - 19.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.16% (f)(g) 3,598,976 3,598,976
Limited Purpose Cash Investment
Fund, 5.33% (f) 66,033,924 66,007,509
TOTAL INVESTMENT COMPANIES
(Cost $69,597,818) 69,606,485
—
 —
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 14.6%
U.S. Treasury Bills
5.47%, 4/25/2024 (2)(h) $ 3,780,000 3,766,753
5.47%, 5/2/2024 (2)(h) 3,877,000 3,859,374
5.40%, 5/9/2024 (2)(h) 4,772,000 4,745,459
5.37%, 5/23/2024 (2)(h) 937,000 929,896
5.38%, 5/30/2024 (2)(h) 4,244,000 4,207,397
5.11%, 7/18/2024 (2)(h) 8,032,000 7,907,592
5.15%, 7/25/2024 (2)(h)(i) 6,791,000 6,679,289
5.18%, 8/8/2024 (2)(h)(i) 673,000 660,644
5.27%, 8/29/2024 (2)(h)(i) 3,481,000 3,406,887
5.23%, 9/12/2024 (2)(h) 2,764,000 2,699,758
5.27%, 9/19/2024 (2)(h) 12,411,000 12,109,264
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $50,978,677) 50,972,313
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $120,576,495) 120,578,798
TOTAL LONG POSITIONS
(Cost $324,477,493) 362,588,131
SHARES
SHORT POSITIONS - (12.2)%
COMMON STOCKS - (12.0)%
Australia - (0.3)%
Cleanaway Waste Management
Ltd. (2) (39,750) (70,432)
Commonwealth Bank of Australia
(2) (2,222) (174,292)
Domino's Pizza Enterprises Ltd. (2) (1,574) (44,469)
Liontown Resources Ltd. (2) (201,721) (153,599)
Lynas Rare Earths Ltd. (2) (80,733) (297,983)
Mineral Resources Ltd. (2) (6,843) (315,725)
REA Group Ltd. (2) (258) (31,174)
WiseTech Global Ltd. (2) (1,196) (73,151)
(1,160,825)
Belgium - (0.1)%
Liberty Global Ltd., Class C (20,840) (367,618)
Lotus Bakeries NV (14) (135,180)
(502,798)
Brazil - (0.1)%
MercadoLibre, Inc. (183) (276,689)
Burkina Faso - (0.0)% †
Endeavour Mining plc (2) (2,819) (57,204)
Canada - (0.4)%
Brookfield Corp., Class A (1,350) (56,490)
Cameco Corp. (804) (34,806)
Element Fleet Management Corp. (1,441) (23,287)
Hydro One Ltd. (b) (5,378) (156,828)
Pan American Silver Corp. (2,095) (31,582)
RB Global, Inc. (4,573) (348,305)
Teck Resources Ltd., Class B (12,574) (575,533)
(1,226,831)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Chile - (0.3)%
Antofagasta plc (2) (16,530) (424,590)
Lundin Mining Corp. (54,369) (556,313)
(980,903)
Denmark - (0.1)%
Coloplast A/S, Class B (2) (406) (54,817)
DSV A/S (2) (96) (15,605)
Orsted A/S (2)(b) (7,719) (431,329)
(501,751)
France - (0.1)%
Sartorius Stedim Biotech (2) (889) (253,566)
Germany - (0.1)%
adidas AG (2) (433) (96,745)
Siemens Healthineers AG (2)(b) (6,452) (394,589)
Wacker Chemie AG (2) (236) (26,619)
(517,953)
Italy - (0.2)%
Ferrari NV (2) (864) (376,734)
Infrastrutture Wireless Italiane SpA
(2)(b) (16,582) (188,172)
Reply SpA (2) (822) (116,323)
Telecom Italia SpA (429,739) (104,362)
(785,591)
Japan - (0.6)%
Advantest Corp. (2) (9,100) (404,249)
Aeon Co. Ltd. (2) (600) (14,233)
Ajinomoto Co., Inc. (2) (6,600) (246,468)
Asahi Intecc Co. Ltd. (2) (5,300) (92,855)
Asics Corp. (2) (2,700) (127,815)
Eisai Co. Ltd. (2) (3,400) (140,042)
GMO Payment Gateway, Inc. (2) (500) (32,383)
IHI Corp. (2) (5,200) (139,005)
Japan Airport Terminal Co. Ltd. (2) (500) (19,758)
Japan Post Holdings Co. Ltd. (2) (1,400) (14,105)
Keyence Corp. (2) (400) (185,704)
Nippon Telegraph & Telephone
Corp. (2) (21,500) (25,609)
Nissan Chemical Corp. (2) (400) (15,150)
Nitori Holdings Co. Ltd. (2) (800) (121,242)
NTT Data Group Corp. (2) (6,300) (100,157)
Sysmex Corp. (2) (18,000) (321,208)
Terumo Corp. (2) (3,400) (62,215)
Yaskawa Electric Corp. (2) (1,100) (46,832)
(2,109,030)
Luxembourg - (0.0)% †
Eurofins Scientific SE (2) (1,469) (93,576)
Norway - (0.0)% †
Salmar ASA (2) (682) (45,011)
South Korea - (0.0)% †
Delivery Hero SE (2)(b) (836) (23,905)
INVESTMENTS SHARES VALUE ($)
Spain - (0.2)%
Acciona SA (2) (231) (28,113)
Cellnex Telecom SA (2)(b) (9,495) (335,883)
Corp. ACCIONA Energias
Renovables SA (2) (5,251) (114,422)
Endesa SA (2) (3,409) (63,208)
(541,626)
Sweden - (0.1)%
Axfood AB (2,105) (61,199)
Beijer Ref AB, Class B (2) (1,753) (26,028)
EQT AB (2) (9,747) (308,585)
Swedish Orphan Biovitrum AB (4,535) (113,206)
(509,018)
Switzerland - (0.1)%
Bachem Holding AG, Class B (2) (1,000) (95,763)
DSM-Firmenich AG (2) (462) (52,544)
SIG Group AG (2) (6,839) (151,650)
Sika AG (Registered) (2) (485) (144,312)
Straumann Holding AG
(Registered) (2) (333) (53,133)
(497,402)
United Kingdom - (0.2)%
ConvaTec Group plc (2)(b) (19,418) (70,149)
Flutter Entertainment plc (2) (1,279) (254,947)
NatWest Group plc (2) (24,066) (80,605)
Rentokil Initial plc (2) (7,697) (45,763)
Wise plc, Class A (2) (7,809) (91,282)
(542,746)
United States - (9.1)%
Advance Auto Parts, Inc. (1,373) (116,829)
Advanced Drainage Systems, Inc. (1,202) (207,032)
AES Corp. (The) (4,817) (86,369)
Affirm Holdings, Inc., Class A (7,568) (281,984)
agilon health, Inc. (21,469) (130,961)
Airbnb, Inc., Class A (1,635) (269,710)
Antero Resources Corp. (522) (15,138)
Arrowhead Pharmaceuticals, Inc. (17,136) (490,090)
Aspen Technology, Inc. (715) (152,495)
Atlassian Corp., Class A (1,842) (359,393)
Avery Dennison Corp. (457) (102,025)
Avis Budget Group, Inc. (1,081) (132,379)
Axon Enterprise, Inc. (75) (23,466)
Azenta, Inc. (5,228) (315,144)
Bath & Body Works, Inc. (4,588) (229,492)
Bentley Systems, Inc., Class B (1,902) (99,322)
BILL Holdings, Inc. (321) (22,059)
Biogen, Inc. (587) (126,575)
BJ's Wholesale Club Holdings, Inc. (7,996) (604,897)
Brookfield Renewable Corp., Class
A (723) (17,742)
BRP, Inc. (2,846) (191,092)
Burlington Stores, Inc. (401) (93,108)
Cadence Bank (5,415) (157,035)
Calix, Inc. (763) (25,301)
Celanese Corp., Class A (3,718) (638,975)
Celsius Holdings, Inc. (211) (17,496)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (9.1)% (continued)
Certara, Inc. (6,790) (121,405)
ChargePoint Holdings, Inc. (35,235) (66,947)
Chart Industries, Inc. (3,272) (538,964)
Choice Hotels International, Inc. (2,315) (292,500)
Churchill Downs, Inc. (4,765) (589,669)
Cloudflare, Inc., Class A (428) (41,443)
Coinbase Global, Inc., Class A (732) (194,068)
Columbia Sportswear Co. (1,116) (90,597)
Confluent, Inc., Class A (8,848) (270,041)
Coty, Inc., Class A (2,243) (26,826)
Dayforce, Inc. (4,165) (275,765)
DoubleVerify Holdings, Inc. (1,721) (60,510)
Dropbox, Inc., Class A (2,919) (70,932)
Entegris, Inc. (3,114) (437,642)
EPAM Systems, Inc. (469) (129,519)
Expedia Group, Inc. (1,017) (140,092)
First Financial Bankshares, Inc. (5,720) (187,673)
Five9, Inc. (1,365) (84,780)
Floor & Decor Holdings, Inc., Class
A (5,241) (679,337)
Fox Factory Holding Corp. (5,865) (305,391)
Frontier Communications Parent,
Inc. (1,706) (41,797)
FTI Consulting, Inc. (1,061) (223,118)
GCI Liberty, Inc. Escrow, Class A
(3) (114) –
Ginkgo Bioworks Holdings, Inc.,
Class A (184,210) (213,684)
Glacier Bancorp, Inc. (2,485) (100,096)
Globant SA (164) (33,112)
Globus Medical, Inc., Class A (1,970) (105,671)
Harley-Davidson, Inc. (8,653) (378,482)
Hayward Holdings, Inc. (36,510) (558,968)
IAC, Inc. (917) (48,913)
ICU Medical, Inc. (656) (70,402)
Illumina, Inc. (105) (14,419)
Inari Medical, Inc. (8,438) (404,855)
Intuit, Inc. (865) (562,250)
Ionis Pharmaceuticals, Inc. (8,921) (386,725)
Kinsale Capital Group, Inc. (242) (126,987)
Kohl's Corp. (22,311) (650,365)
Lancaster Colony Corp. (375) (77,861)
Lattice Semiconductor Corp. (1,305) (102,090)
Liberty Broadband Corp., Class C (1,570) (89,851)
Light & Wonder, Inc. (665) (67,890)
Lithia Motors, Inc., Class A (256) (77,020)
Live Nation Entertainment, Inc. (737) (77,952)
Lumentum Holdings, Inc. (8,149) (385,855)
Lyft, Inc., Class A (7,491) (144,951)
MACOM Technology Solutions
Holdings, Inc. (685) (65,513)
Marriott Vacations Worldwide Corp. (874) (94,156)
Masimo Corp. (3,292) (483,430)
Mercury Systems, Inc. (6,291) (185,585)
MGM Resorts International (22,056) (1,041,263)
MKS Instruments, Inc. (897) (119,301)
Moderna, Inc. (961) (102,404)
MP Materials Corp. (18,309) (261,819)
Murphy USA, Inc. (80) (33,536)
nCino, Inc. (6,183) (231,121)
INVESTMENTS SHARES VALUE ($)
United States - (9.1)% (continued)
Neogen Corp. (20,145) (317,888)
New Fortress Energy, Inc. (3,674) (112,388)
New York Community Bancorp, Inc. (9,416) (30,320)
Norwegian Cruise Line Holdings
Ltd. (47,427) (992,646)
Novanta, Inc. (1,478) (258,310)
Novocure Ltd. (5,372) (83,964)
Occidental Petroleum Corp. (417) (27,101)
Onto Innovation, Inc. (201) (36,397)
Ormat Technologies, Inc. (3,056) (202,277)
Paycor HCM, Inc. (12,338) (239,851)
Paylocity Holding Corp. (510) (87,649)
Peloton Interactive, Inc., Class A (95,052) (407,298)
Penn Entertainment, Inc. (29,978) (545,899)
Permian Resources Corp., Class A (20,257) (357,739)
Petco Health & Wellness Co., Inc.,
Class A (17,355) (39,569)
Planet Fitness, Inc., Class A (13,417) (840,306)
Plug Power, Inc. (91,258) (313,928)
Power Integrations, Inc. (192) (13,738)
PVH Corp. (2,925) (411,284)
Quanta Services, Inc. (315) (81,837)
QuantumScape Corp. (82,050) (516,095)
R1 RCM, Inc. (9,031) (116,319)
Range Resources Corp. (2,219) (76,400)
Repligen Corp. (2,833) (521,045)
Revvity, Inc. (976) (102,480)
RH (4,007) (1,395,477)
ROBLOX Corp., Class A (8,210) (313,458)
Roku, Inc., Class A (1,923) (125,322)
Seagate Technology Holdings plc (591) (54,993)
SentinelOne, Inc., Class A (4,051) (94,429)
Shift4 Payments, Inc., Class A (3,033) (200,390)
Shockwave Medical, Inc. (1,610) (524,264)
Silicon Laboratories, Inc. (189) (27,163)
SiteOne Landscape Supply, Inc. (595) (103,857)
SoFi Technologies, Inc. (6,534) (47,698)
Sotera Health Co. (11,764) (141,286)
SouthState Corp. (1,490) (126,695)
Southwest Gas Holdings, Inc. (7,825) (595,717)
Sunrun, Inc. (25,491) (335,971)
Take-Two Interactive Software, Inc. (1,129) (167,645)
Tandem Diabetes Care, Inc. (2,654) (93,978)
Teladoc Health, Inc. (907) (13,696)
Tempur Sealy International, Inc. (9,595) (545,188)
Toro Co. (The) (331) (30,330)
Tractor Supply Co. (782) (204,665)
Trex Co., Inc. (2,772) (276,507)
Under Armour, Inc., Class A (40,533) (299,134)
Unity Software, Inc. (11,631) (310,548)
Vail Resorts, Inc. (1,444) (321,767)
Valmont Industries, Inc. (575) (131,261)
Viasat, Inc. (2,624) (47,468)
Waters Corp. (631) (217,209)
Western Digital Corp. (1,920) (131,021)
WK Kellogg Co. (10,742) (201,950)
Wolfspeed, Inc. (6,455) (190,423)
YETI Holdings, Inc. (7,288) (280,952)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (9.1)% (continued)
ZoomInfo Technologies, Inc., Class
A (2,576) (41,293)
(31,396,135)
TOTAL COMMON STOCKS
(Proceeds $(40,175,168)) (42,022,560)
PREFERRED STOCKS - (0.2)%
Germany - (0.2)%
Dr Ing hc F Porsche AG
(Preference) (2)(b) (3,542) (352,280)
Sartorius AG (Preference) (2) (652) (258,916)
TOTAL PREFERRED STOCKS
(Proceeds $(573,708)) (611,196)
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)
(Proceeds $–) (97) –
TOTAL SHORT POSITIONS
(Proceeds $(40,748,876)) (42,633,756)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.6%
(Cost $283,728,617) 319,954,375
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.4% ‡ 29,483,615
NET ASSETS - 100.0% 349,437,990
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 9,819,008 2.8%
Consumer Discretionary 17,201,255 4.9
Consumer Staples 4,498,710 1.3
Energy 9,221,016 2.6
Financials 25,800,640 7.4
Foreign Government Securities 29,291,886 8.4
Health Care 10,005,418 2.9
Industrials 20,144,454 5.8
Information Technology 35,840,428 10.3
Materials 5,328,553 1.5
Real Estate 586,037 0.2
Utilities (544,027) (0.2)
Investment Companies 69,606,485 19.9
U.S. Treasury Obligations 83,154,512 23.8
Total Investments In Securities
At Value 319,954,375 91.6
Other Assets in Excess of
Liabilities ‡ 29,483,615 8.4
Net Assets
$ 349,437,990 100.0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2024 amounted to $45,883,092, which is inclusive of rehypothecated amounts disclosed below.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2024 amounted to $(485,033), which represents (0.14)% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at March 31, 2024 amounted to $11,895,911.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at March 31, 2024 amounted to $29,291,886, which represents 8.38% of net assets of the Fund.
(e) Inflation protected security.
(f) Represents 7-day effective yield as of March 31, 2024.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(h) The rate shown was the effective yield at the date of purchase.
(i) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
Total return swap contracts outstanding as of March 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.79%)
Increases in
total return of
reference entity
Monthly BANA 06/19/2024 EUR 1,368,527 $ 45,506
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.24%)
Increases in
total return of
reference entity
Monthly BANA 06/19/2024 EUR 1,729,458 70,358
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.49%)
Monthly BANA 06/19/2024 CHF (3,127,163) 3,308
Total unrealized appreciation 119,172
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 04/19/2024 EUR (5,652,992) (131,915)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
Monthly MLIN 06/21/2024 CHF (20,593,950) (128,228)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.40%)
Monthly MSCS 06/19/2024 CAD (2,557,422) (13,005)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.95%)
Monthly BANA 06/19/2024 CAD (5,416,901) (28,087)
MSCI Germany
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.72%)
Monthly BANA 06/19/2024 EUR (5,447,303) (68,577)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.02%)
Monthly BANA 06/19/2024 EUR (921,847) $ (21,878)
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-2.09%)
Monthly BANA 06/19/2024 SEK (4,559,724) (1,900)
Total unrealized depreciation (393,590)
Net unrealized depreciation $ (274,418)
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 118 4/2024 USD $ 10,266,000 $ 225,691
CAC 40 10 Euro Index 24 4/2024 EUR 2,129,262 5,766
Hang Seng Index 19 4/2024 HKD 2,011,205 2,769
Hang Seng Index 37 4/2024 HKD 3,916,557 (28,911)
IBEX 35 Index 95 4/2024 EUR 11,342,754 551,383
LME Aluminum Base Metal 1 4/2024 USD 57,673 3,502
LME Aluminum Base Metal 1 4/2024 USD 57,497 1,392
LME Aluminum Base Metal 4 4/2024 USD 231,248 5,826
LME Aluminum Base Metal 4 4/2024 USD 230,933 7,760
LME Aluminum Base Metal 4 4/2024 USD 231,323 3,292
LME Aluminum Base Metal 5 4/2024 USD 288,615 8,069
LME Aluminum Base Metal 5 4/2024 USD 288,716 6,424
LME Aluminum Base Metal 6 4/2024 USD 345,237 9,314
LME Copper Base Metal 1 4/2024 USD 219,724 12,897
LME Copper Base Metal 1 4/2024 USD 220,127 7,074
LME Copper Base Metal 2 4/2024 USD 439,027 19,622
LME Copper Base Metal 2 4/2024 USD 440,325 8,010
LME Copper Base Metal 2 4/2024 USD 438,488 17,133
LME Copper Base Metal 2 4/2024 USD 439,897 11,692
LME Copper Base Metal 3 4/2024 USD 658,187 28,032
LME Copper Base Metal 3 4/2024 USD 658,300 29,468
LME Copper Base Metal 3 4/2024 USD 659,088 34,030
LME Copper Base Metal 4 4/2024 USD 877,431 37,839
LME Copper Base Metal 5 4/2024 USD 1,097,368 45,059
LME Lead Base Metal 1 4/2024 USD 50,799 (701)
LME Lead Base Metal 1 4/2024 USD 50,705 (925)
LME Lead Base Metal 1 4/2024 USD 50,687 (945)
LME Lead Base Metal 1 4/2024 USD 50,910 (3,158)
LME Lead Base Metal 1 4/2024 USD 50,634 (945)
LME Lead Base Metal 1 4/2024 USD 50,736 (2,082)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 3 4/2024 USD $ 152,450 $ (10,439)
LME Lead Base Metal 3 4/2024 USD 152,681 (9,517)
LME Nickel Base Metal 1 4/2024 USD 99,598 2,665
LME Nickel Base Metal 1 4/2024 USD 99,707 (513)
LME Nickel Base Metal 1 4/2024 USD 99,613 2,177
LME Nickel Base Metal 1 4/2024 USD 99,692 1,619
LME Nickel Base Metal 1 4/2024 USD 99,461 1,929
LME Nickel Base Metal 1 4/2024 USD 99,723 (690)
LME Nickel Base Metal 1 4/2024 USD 99,474 2,062
LME Nickel Base Metal 2 4/2024 USD 199,164 5,898
LME Zinc Base Metal 1 4/2024 USD 60,259 (3,650)
LME Zinc Base Metal 1 4/2024 USD 60,108 (1,235)
LME Zinc Base Metal 1 4/2024 USD 60,092 (2,298)
LME Zinc Base Metal 2 4/2024 USD 119,946 (5,612)
LME Zinc Base Metal 2 4/2024 USD 120,491 (7,565)
LME Zinc Base Metal 2 4/2024 USD 120,247 (3,173)
LME Zinc Base Metal 2 4/2024 USD 119,875 (5,638)
LME Zinc Base Metal 2 4/2024 USD 119,910 (5,977)
LME Zinc Base Metal 2 4/2024 USD 119,981 (5,811)
LME Zinc Base Metal 2 4/2024 USD 119,769 (7,748)
LME Zinc Base Metal 3 4/2024 USD 180,024 (8,370)
RBOB Gasoline 15 4/2024 USD 1,713,978 5,143
Brent Crude Oil 82 5/2024 USD 7,064,300 359,890
Cocoa 8 5/2024 USD 781,280 162,146
Coffee 'C' 25 5/2024 USD 1,770,469 33,824
Corn 210 5/2024 USD 4,641,000 (4,034)
Cotton No. 2 18 5/2024 USD 822,420 3,487
KC HRW Wheat 5 5/2024 USD 146,313 217
LME Aluminum Base Metal 1 5/2024 USD 58,012 2,350
LME Aluminum Base Metal 2 5/2024 USD 116,049 4,706
LME Aluminum Base Metal 3 5/2024 USD 174,092 5,099
LME Aluminum Base Metal 4 5/2024 USD 231,798 10,237
LME Aluminum Base Metal 4 5/2024 USD 231,398 6,141
LME Aluminum Base Metal 4 5/2024 USD 232,098 9,342
LME Aluminum Base Metal 4 5/2024 USD 231,748 8,389
LME Aluminum Base Metal 4 5/2024 USD 231,998 9,874
LME Aluminum Base Metal 4 5/2024 USD 231,473 7,792
LME Aluminum Base Metal 5 5/2024 USD 290,185 13,183
LME Aluminum Base Metal 6 5/2024 USD 348,626 20,795
LME Aluminum Base Metal 12 5/2024 USD 695,106 28,395
LME Copper Base Metal 1 5/2024 USD 220,234 7,543
LME Copper Base Metal 2 5/2024 USD 440,396 14,141
LME Copper Base Metal 2 5/2024 USD 441,265 29,759
LME Copper Base Metal 2 5/2024 USD 441,685 14,854
LME Copper Base Metal 3 5/2024 USD 662,313 20,372
LME Copper Base Metal 3 5/2024 USD 661,447 30,704
LME Copper Base Metal 4 5/2024 USD 884,191 39,206
LME Copper Base Metal 5 5/2024 USD 1,103,318 70,681
LME Copper Base Metal 5 5/2024 USD 1,103,980 33,215
LME Lead Base Metal 1 5/2024 USD 51,174 (354)
LME Lead Base Metal 1 5/2024 USD 51,111 (237)
LME Lead Base Metal 1 5/2024 USD 51,038 (1,365)
LME Lead Base Metal 1 5/2024 USD 51,052 50
LME Lead Base Metal 2 5/2024 USD 102,251 1,505
LME Lead Base Metal 6 5/2024 USD 306,839 (227)
LME Nickel Base Metal 1 5/2024 USD 99,973 1,086

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 1 5/2024 USD $ 99,801 $ 2,564
LME Nickel Base Metal 1 5/2024 USD 100,123 (3,214)
LME Nickel Base Metal 1 5/2024 USD 100,117 (294)
LME Nickel Base Metal 1 5/2024 USD 100,148 (4,682)
LME Nickel Base Metal 1 5/2024 USD 99,997 1,754
LME Nickel Base Metal 1 5/2024 USD 99,962 1,629
LME Nickel Base Metal 3 5/2024 USD 300,822 (11,273)
LME Zinc Base Metal 1 5/2024 USD 60,630 (173)
LME Zinc Base Metal 2 5/2024 USD 120,999 5,575
LME Zinc Base Metal 2 5/2024 USD 120,821 5,115
LME Zinc Base Metal 2 5/2024 USD 120,785 1,179
LME Zinc Base Metal 2 5/2024 USD 120,960 4,979
LME Zinc Base Metal 2 5/2024 USD 120,964 4,308
LME Zinc Base Metal 3 5/2024 USD 181,668 1,634
LME Zinc Base Metal 3 5/2024 USD 181,124 68
LME Zinc Base Metal 4 5/2024 USD 242,471 1,509
LME Zinc Base Metal 4 5/2024 USD 242,295 2,083
LME Zinc Base Metal 4 5/2024 USD 242,069 8,595
LME Zinc Base Metal 5 5/2024 USD 302,824 3,172
Low Sulphur Gasoil 4 5/2024 USD 323,200 2,300
Natural Gas 12 5/2024 USD 239,640 (3,102)
NY Harbor ULSD 22 5/2024 USD 2,420,603 36,203
RBOB Gasoline 24 5/2024 USD 2,710,008 117,695
Silver 27 5/2024 USD 3,363,660 83,531
Soybean Meal 1 5/2024 USD 33,770 (284)
Soybean Oil 20 5/2024 USD 575,400 (6,595)
WTI Crude Oil 86 5/2024 USD 7,088,120 395,059
100 oz Gold 45 6/2024 USD 10,072,800 454,945
Australia 10 Year Bond 515 6/2024 AUD 39,062,559 (26,370)
Australia 3 Year Bond 64 6/2024 AUD 4,456,469 1,259
Euro STOXX 50 Index 398 6/2024 EUR 21,662,337 616,830
Euro-Bobl 49 6/2024 EUR 6,247,426 36,290
Euro-BTP 31 6/2024 EUR 3,973,523 51,533
Euro-Buxl 14 6/2024 EUR 2,046,578 51,930
Euro-OAT 35 6/2024 EUR 4,834,381 42,309
Euro-Schatz 22 6/2024 EUR 2,508,164 (239)
FTSE 100 Index 184 6/2024 GBP 18,550,980 580,469
FTSE/MIB Index 157 6/2024 EUR 28,973,202 911,211
Japan 10 Year Bond 18 6/2024 JPY 17,335,315 35,057
Lean Hogs 17 6/2024 USD 689,860 1,223
Live Cattle 31 6/2024 USD 2,235,100 (2,169)
LME Aluminum Base Metal 1 6/2024 USD 58,214 2,385
LME Aluminum Base Metal 1 6/2024 USD 58,241 1,894
LME Aluminum Base Metal 3 6/2024 USD 175,275 1,702
LME Aluminum Base Metal 4 6/2024 USD 233,700 5,130
LME Aluminum Base Metal 4 6/2024 USD 233,452 5,516
LME Aluminum Base Metal 5 6/2024 USD 292,103 2,613
LME Aluminum Base Metal 5 6/2024 USD 291,518 8,876
LME Aluminum Base Metal 6 6/2024 USD 349,971 9,698
LME Aluminum Base Metal 8 6/2024 USD 467,328 3,516
LME Aluminum Base Metal 12 6/2024 USD 700,317 10,982
LME Aluminum Base Metal 93 6/2024 USD 5,428,038 137,555
LME Copper Base Metal 1 6/2024 USD 221,638 760
LME Copper Base Metal 2 6/2024 USD 443,179 (64)
LME Copper Base Metal 2 6/2024 USD 442,477 10,716
LME Copper Base Metal 2 6/2024 USD 442,953 (2,915)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 3 6/2024 USD $ 664,292 $ 15,352
LME Copper Base Metal 3 6/2024 USD 664,838 (1,025)
LME Copper Base Metal 4 6/2024 USD 885,986 (1,242)
LME Copper Base Metal 35 6/2024 USD 7,751,896 306,140
LME Lead Base Metal 1 6/2024 USD 51,351 685
LME Lead Base Metal 1 6/2024 USD 51,276 (1,120)
LME Lead Base Metal 1 6/2024 USD 51,288 (527)
LME Lead Base Metal 1 6/2024 USD 51,326 536
LME Lead Base Metal 2 6/2024 USD 102,738 2,532
LME Lead Base Metal 2 6/2024 USD 102,576 6
LME Lead Base Metal 2 6/2024 USD 102,750 2,570
LME Lead Base Metal 23 6/2024 USD 1,180,199 (23,021)
LME Nickel Base Metal 1 6/2024 USD 100,435 (4,448)
LME Nickel Base Metal 3 6/2024 USD 301,426 (120)
LME Nickel Base Metal 3 6/2024 USD 301,285 (13,598)
LME Nickel Base Metal 8 6/2024 USD 803,535 (5,237)
LME Zinc Base Metal 2 6/2024 USD 121,416 (1,390)
LME Zinc Base Metal 3 6/2024 USD 182,657 (5,384)
LME Zinc Base Metal 4 6/2024 USD 243,825 (5,105)
LME Zinc Base Metal 8 6/2024 USD 487,184 (13,926)
LME Zinc Base Metal 30 6/2024 USD 1,826,378 (56,508)
Long Gilt 315 6/2024 GBP 39,670,257 584,234
Low Sulphur Gasoil 34 6/2024 USD 2,726,800 (20,491)
Russell 2000 E-Mini Index 18 6/2024 USD 1,931,310 32,076
S&P 500 E-Mini Index 112 6/2024 USD 29,727,600 424,076
S&P Midcap 400 E-Mini Index 5 6/2024 USD 1,538,700 34,001
Sugar No. 11 144 6/2024 USD 3,572,352 124,406
TOPIX Index 1 6/2024 JPY 181,629 (2,082)
TOPIX Index 85 6/2024 JPY 15,438,466 312,948
U.S. Treasury 10 Year Note 460 6/2024 USD 50,930,624 241,440
U.S. Treasury 2 Year Note 37 6/2024 USD 7,564,477 (5,958)
U.S. Treasury 5 Year Note 242 6/2024 USD 25,884,547 70,235
U.S. Treasury Long Bond 109 6/2024 USD 13,110,656 243,521
U.S. Treasury Ultra Bond 62 6/2024 USD 7,980,563 141,858
Aluminum 3 7/2024 USD 174,563 3,854
Cocoa 4 7/2024 USD 372,240 5,249
Coffee 'C' 4 7/2024 USD 282,075 4,414
Corn 20 7/2024 USD 454,500 4,758
Cotton No. 2 3 7/2024 USD 137,955 (4,031)
KC HRW Wheat 1 7/2024 USD 28,988 648
Soybean 11 7/2024 USD 662,888 315
Soybean Meal 48 7/2024 USD 1,636,800 7,941
Feeder Cattle 4 8/2024 USD 517,650 (19,343)
Total of long contracts 7,911,616
Short Contracts
LME Aluminum Base Metal (1) 4/2024 USD (57,673) (3,457)
LME Aluminum Base Metal (1) 4/2024 USD (57,497) (1,363)
LME Aluminum Base Metal (4) 4/2024 USD (231,248) (6,171)
LME Aluminum Base Metal (4) 4/2024 USD (230,933) (7,620)
LME Aluminum Base Metal (4) 4/2024 USD (231,323) (3,775)
LME Aluminum Base Metal (5) 4/2024 USD (288,716) (7,474)
LME Aluminum Base Metal (5) 4/2024 USD (288,615) (6,567)
LME Aluminum Base Metal (6) 4/2024 USD (345,237) (9,015)
LME Copper Base Metal (1) 4/2024 USD (219,724) (12,912)
LME Copper Base Metal (1) 4/2024 USD (220,127) (7,879)
LME Copper Base Metal (2) 4/2024 USD (439,027) (19,693)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (2) 4/2024 USD $ (438,488) $ (15,704)
LME Copper Base Metal (2) 4/2024 USD (440,325) (8,280)
LME Copper Base Metal (2) 4/2024 USD (439,897) (11,891)
LME Copper Base Metal (3) 4/2024 USD (658,187) (28,286)
LME Copper Base Metal (3) 4/2024 USD (659,088) (36,594)
LME Copper Base Metal (3) 4/2024 USD (658,300) (30,430)
LME Copper Base Metal (4) 4/2024 USD (877,431) (36,629)
LME Copper Base Metal (5) 4/2024 USD (1,097,368) (46,008)
LME Lead Base Metal (1) 4/2024 USD (50,634) 771
LME Lead Base Metal (1) 4/2024 USD (50,705) 1,017
LME Lead Base Metal (1) 4/2024 USD (50,910) 3,337
LME Lead Base Metal (1) 4/2024 USD (50,736) 2,037
LME Lead Base Metal (1) 4/2024 USD (50,799) 548
LME Lead Base Metal (1) 4/2024 USD (50,687) 910
LME Lead Base Metal (3) 4/2024 USD (152,450) 10,611
LME Lead Base Metal (3) 4/2024 USD (152,681) 9,611
LME Nickel Base Metal (1) 4/2024 USD (99,692) (1,022)
LME Nickel Base Metal (1) 4/2024 USD (99,461) (2,594)
LME Nickel Base Metal (1) 4/2024 USD (99,474) (2,307)
LME Nickel Base Metal (1) 4/2024 USD (99,723) 766
LME Nickel Base Metal (1) 4/2024 USD (99,598) (2,971)
LME Nickel Base Metal (1) 4/2024 USD (99,707) 160
LME Nickel Base Metal (1) 4/2024 USD (99,613) (2,423)
LME Nickel Base Metal (2) 4/2024 USD (199,164) (6,461)
LME Zinc Base Metal (1) 4/2024 USD (60,108) 1,064
LME Zinc Base Metal (1) 4/2024 USD (60,092) 2,318
LME Zinc Base Metal (1) 4/2024 USD (60,259) 3,497
LME Zinc Base Metal (2) 4/2024 USD (120,491) 7,659
LME Zinc Base Metal (2) 4/2024 USD (119,946) 6,207
LME Zinc Base Metal (2) 4/2024 USD (119,875) 5,345
LME Zinc Base Metal (2) 4/2024 USD (119,910) 6,159
LME Zinc Base Metal (2) 4/2024 USD (120,247) 3,110
LME Zinc Base Metal (2) 4/2024 USD (119,981) 6,132
LME Zinc Base Metal (2) 4/2024 USD (119,769) 7,250
LME Zinc Base Metal (3) 4/2024 USD (180,024) 8,442
Natural Gas (14) 4/2024 USD (246,820) (2,996)
NY Harbor ULSD (19) 4/2024 USD (2,092,915) 15,152
OMXS30 Index (327) 4/2024 SEK (7,712,178) (99,715)
Sugar No. 11 (11) 4/2024 USD (277,446) (7,565)
WTI Crude Oil (74) 4/2024 USD (6,154,580) (132,795)
Copper (3) 5/2024 USD (300,525) (8,567)
LME Aluminum Base Metal (1) 5/2024 USD (58,012) (2,599)
LME Aluminum Base Metal (2) 5/2024 USD (116,049) (4,805)
LME Aluminum Base Metal (3) 5/2024 USD (174,092) (5,739)
LME Aluminum Base Metal (4) 5/2024 USD (231,748) (7,585)
LME Aluminum Base Metal (4) 5/2024 USD (232,098) (9,274)
LME Aluminum Base Metal (4) 5/2024 USD (231,998) (10,885)
LME Aluminum Base Metal (4) 5/2024 USD (231,398) (6,205)
LME Aluminum Base Metal (4) 5/2024 USD (231,798) (10,596)
LME Aluminum Base Metal (4) 5/2024 USD (231,473) (8,185)
LME Aluminum Base Metal (5) 5/2024 USD (290,185) (14,340)
LME Aluminum Base Metal (6) 5/2024 USD (348,626) (20,650)
LME Aluminum Base Metal (12) 5/2024 USD (695,106) (29,608)
LME Copper Base Metal (1) 5/2024 USD (220,234) (8,015)
LME Copper Base Metal (2) 5/2024 USD (441,265) (29,928)
LME Copper Base Metal (2) 5/2024 USD (441,685) (14,190)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (2) 5/2024 USD $ (440,396) $ (13,755)
LME Copper Base Metal (3) 5/2024 USD (662,313) (20,812)
LME Copper Base Metal (3) 5/2024 USD (661,447) (31,633)
LME Copper Base Metal (4) 5/2024 USD (884,191) (39,182)
LME Copper Base Metal (5) 5/2024 USD (1,103,980) (35,285)
LME Copper Base Metal (5) 5/2024 USD (1,103,318) (74,205)
LME Lead Base Metal (1) 5/2024 USD (51,111) (72)
LME Lead Base Metal (1) 5/2024 USD (51,052) (187)
LME Lead Base Metal (1) 5/2024 USD (51,038) 1,087
LME Lead Base Metal (1) 5/2024 USD (51,174) 508
LME Lead Base Metal (2) 5/2024 USD (102,251) (1,656)
LME Lead Base Metal (6) 5/2024 USD (306,839) 101
LME Nickel Base Metal (1) 5/2024 USD (99,801) (2,664)
LME Nickel Base Metal (1) 5/2024 USD (100,148) 4,849
LME Nickel Base Metal (1) 5/2024 USD (99,997) (2,140)
LME Nickel Base Metal (1) 5/2024 USD (99,962) (2,129)
LME Nickel Base Metal (1) 5/2024 USD (100,117) (40)
LME Nickel Base Metal (1) 5/2024 USD (99,973) (1,036)
LME Nickel Base Metal (1) 5/2024 USD (100,123) 3,026
LME Nickel Base Metal (3) 5/2024 USD (300,822) 10,570
LME Zinc Base Metal (1) 5/2024 USD (60,630) (102)
LME Zinc Base Metal (2) 5/2024 USD (120,964) (5,244)
LME Zinc Base Metal (2) 5/2024 USD (120,999) (5,390)
LME Zinc Base Metal (2) 5/2024 USD (120,785) (2,595)
LME Zinc Base Metal (2) 5/2024 USD (120,821) (5,075)
LME Zinc Base Metal (2) 5/2024 USD (120,960) (2,295)
LME Zinc Base Metal (3) 5/2024 USD (181,124) 107
LME Zinc Base Metal (3) 5/2024 USD (181,668) (1,694)
LME Zinc Base Metal (4) 5/2024 USD (242,069) (7,568)
LME Zinc Base Metal (4) 5/2024 USD (242,471) (1,252)
LME Zinc Base Metal (4) 5/2024 USD (242,295) (3,234)
LME Zinc Base Metal (5) 5/2024 USD (302,824) (3,070)
Soybean (30) 5/2024 USD (1,787,250) (9,724)
Wheat (8) 5/2024 USD (224,100) (4,654)
Canada 10 Year Bond (354) 6/2024 CAD (31,408,010) (79,033)
DAX Index (68) 6/2024 EUR (34,436,029) (1,103,915)
Euro-Bund (40) 6/2024 EUR (5,750,271) (64,612)
LME Aluminum Base Metal (1) 6/2024 USD (58,241) (1,919)
LME Aluminum Base Metal (1) 6/2024 USD (58,214) (2,517)
LME Aluminum Base Metal (3) 6/2024 USD (175,275) (2,871)
LME Aluminum Base Metal (4) 6/2024 USD (233,700) (5,312)
LME Aluminum Base Metal (4) 6/2024 USD (233,452) (5,714)
LME Aluminum Base Metal (5) 6/2024 USD (292,103) (1,280)
LME Aluminum Base Metal (5) 6/2024 USD (291,518) (8,931)
LME Aluminum Base Metal (6) 6/2024 USD (349,971) (9,339)
LME Aluminum Base Metal (6) 6/2024 USD (350,196) (21,014)
LME Aluminum Base Metal (8) 6/2024 USD (467,328) (4,943)
LME Aluminum Base Metal (12) 6/2024 USD (700,317) (12,559)
LME Copper Base Metal (1) 6/2024 USD (221,638) (1,166)
LME Copper Base Metal (2) 6/2024 USD (442,477) (11,957)
LME Copper Base Metal (2) 6/2024 USD (443,179) 419
LME Copper Base Metal (2) 6/2024 USD (442,953) 3,125
LME Copper Base Metal (3) 6/2024 USD (664,292) (14,950)
LME Copper Base Metal (3) 6/2024 USD (664,838) (211)
LME Copper Base Metal (4) 6/2024 USD (885,986) 567
LME Copper Base Metal (35) 6/2024 USD (7,751,896) (215,467)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (1) 6/2024 USD $ (51,351) $ (737)
LME Lead Base Metal (1) 6/2024 USD (51,326) (545)
LME Lead Base Metal (1) 6/2024 USD (51,288) 784
LME Lead Base Metal (1) 6/2024 USD (51,276) 972
LME Lead Base Metal (2) 6/2024 USD (102,576) (57)
LME Lead Base Metal (2) 6/2024 USD (102,750) (1,958)
LME Lead Base Metal (2) 6/2024 USD (102,738) (2,448)
LME Lead Base Metal (7) 6/2024 USD (359,191) (6,903)
LME Nickel Base Metal (1) 6/2024 USD (100,435) 4,219
LME Nickel Base Metal (3) 6/2024 USD (301,426) 918
LME Nickel Base Metal (3) 6/2024 USD (301,285) 13,155
LME Nickel Base Metal (4) 6/2024 USD (401,768) 17,923
LME Zinc Base Metal (2) 6/2024 USD (121,416) 1,534
LME Zinc Base Metal (3) 6/2024 USD (182,657) 4,818
LME Zinc Base Metal (4) 6/2024 USD (243,825) 3,967
LME Zinc Base Metal (8) 6/2024 USD (487,184) 15,780
S&P/TSX 60 Index (69) 6/2024 CAD (13,666,029) (190,699)
SPI 200 Index (149) 6/2024 AUD (19,300,228) (485,326)
Platinum (1) 2/2025 JPY (14,533) (52)
Total of short contracts (3,094,364)
Net value $ 4,817,252
Forward foreign currency exchange contracts outstanding as of March 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 5,079,368 USD 3,745,586 CITI 6/20/2024 $ 8,593
CAD 5,079,368 USD 3,745,568 JPMC 6/20/2024 8,613
CHF 3,000 USD 3,341 CITI 6/20/2024 15
CHF 3,000 USD 3,341 JPMC 6/20/2024 15
COP 1,495,000,000 USD 374,821 CITI
**
6/20/2024 6,875
COP 1,495,000,000 USD 374,819 JPMC
**
6/20/2024 6,877
CZK 1,750,000 USD 74,585 CITI 6/20/2024 36
CZK 1,750,000 USD 74,585 JPMC 6/20/2024 36
HUF 298,501,125 USD 813,015 CITI 6/20/2024 1,073
HUF 298,501,125 USD 813,011 JPMC 6/20/2024 1,077
MXN 237,056,500 USD 13,756,706 CITI 6/20/2024 323,913
MXN 237,056,500 USD 13,756,637 JPMC 6/20/2024 323,981
PLN 1,824 USD 456 CITI 6/20/2024 1
PLN 1,824 USD 456 JPMC 6/20/2024 1
TWD 375,000 USD 11,750 CITI
**
6/20/2024 12
TWD 375,000 USD 11,750 JPMC
**
6/20/2024 12
USD 8,549,772 AUD 13,013,374 CITI 6/20/2024 50,564
USD 8,549,814 AUD 13,013,374 JPMC 6/20/2024 50,604
USD 327,472 BRL 1,644,500 CITI
**
6/20/2024 2,054
USD 327,474 BRL 1,644,500 JPMC
**
6/20/2024 2,056
USD 3,637,775 CAD 4,905,000 CITI 6/20/2024 12,471
USD 3,637,793 CAD 4,905,000 JPMC 6/20/2024 12,489
USD 18,770,324 CHF 16,382,500 CITI 6/20/2024 443,035
USD 18,770,418 CHF 16,382,500 JPMC 6/20/2024 443,129
USD 463,246 CNY 3,323,500 CITI
**
6/20/2024 3,917
USD 463,249 CNY 3,323,500 JPMC
**
6/20/2024 3,919

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,991,469 CZK 46,500,000 CITI 6/20/2024 $ 8,671
USD 1,991,479 CZK 46,500,000 JPMC 6/20/2024 8,680
USD 275,816 DKK 1,881,500 CITI 6/20/2024 2,572
USD 275,818 DKK 1,881,500 JPMC 6/20/2024 2,573
USD 40,585,078 EUR 37,229,794 CITI 6/20/2024 289,413
USD 40,585,279 EUR 37,229,793 JPMC 6/20/2024 289,615
USD 9,952,348 GBP 7,830,771 CITI 6/20/2024 64,570
USD 9,952,483 GBP 7,830,838 JPMC 6/20/2024 64,619
USD 320,878 HKD 2,503,500 CITI 6/20/2024 284
USD 320,879 HKD 2,503,500 JPMC 6/20/2024 286
USD 1,106,455 ILS 3,986,500 CITI 6/20/2024 18,526
USD 1,106,461 ILS 3,986,500 JPMC 6/20/2024 18,531
USD 13,100,795 JPY 1,935,824,000 CITI 6/20/2024 154,995
USD 13,100,860 JPY 1,935,824,000 JPMC 6/20/2024 155,060
USD 306,546 KRW 399,999,999 CITI
**
6/20/2024 8,886
USD 306,547 KRW 400,000,001 JPMC
**
6/20/2024 8,888
USD 5,996 NOK 62,999 CITI 6/20/2024 182
USD 5,996 NOK 63,000 JPMC 6/20/2024 182
USD 10,647,344 NZD 17,494,000 CITI 6/20/2024 195,012
USD 10,647,397 NZD 17,494,000 JPMC 6/20/2024 195,066
USD 1,160,542 PHP 65,000,000 CITI
**
6/20/2024 4,622
USD 1,160,548 PHP 65,000,000 JPMC
**
6/20/2024 4,627
USD 125,610 PLN 499,624 CITI 6/20/2024 631
USD 125,611 PLN 499,627 JPMC 6/20/2024 632
USD 11,866,054 SEK 122,218,500 CITI 6/20/2024 410,167
USD 11,866,113 SEK 122,218,500 JPMC 6/20/2024 410,226
USD 4,195,602 SGD 5,606,500 CITI 6/20/2024 28,272
USD 4,195,623 SGD 5,606,500 JPMC 6/20/2024 28,293
USD 79,180 ZAR 1,500,000 CITI 6/20/2024 504
USD 79,181 ZAR 1,500,000 JPMC 6/20/2024 504
ZAR 41,757,312 USD 2,161,635 CITI 6/20/2024 28,569
ZAR 41,757,312 USD 2,161,624 JPMC 6/20/2024 28,580
CLP 595,295,332 USD 603,871 CITI
**
6/21/2024 2,467
CLP 595,295,334 USD 603,827 JPMC
**
6/21/2024 2,511
USD 420,982 CLP 409,107,144 CITI
**
6/21/2024 4,285
USD 420,984 CLP 409,107,142 JPMC
**
6/21/2024 4,287
Total unrealized appreciation 4,151,156
BRL 31,827,500 USD 6,328,810 CITI
**
6/20/2024 (30,703)
BRL 31,827,500 USD 6,328,544 JPMC
**
6/20/2024 (30,437)
CAD 14,900,632 USD 11,050,832 CITI 6/20/2024 (37,717)
CAD 14,900,632 USD 11,050,777 JPMC 6/20/2024 (37,663)
CHF 528,500 USD 607,140 CITI 6/20/2024 (15,901)
CHF 528,500 USD 607,137 JPMC 6/20/2024 (15,898)
CNY 33,533,000 USD 4,686,806 CITI
**
6/20/2024 (52,322)
CNY 33,533,000 USD 4,686,782 JPMC
**
6/20/2024 (52,299)
CZK 26,250,000 USD 1,129,186 CITI 6/20/2024 (9,865)
CZK 26,250,000 USD 1,129,181 JPMC 6/20/2024 (9,859)
DKK 726,500 USD 106,313 CITI 6/20/2024 (806)
DKK 726,500 USD 106,313 JPMC 6/20/2024 (805)
EUR 14,756,557 USD 16,083,568 CITI 6/20/2024 (111,809)
EUR 14,756,556 USD 16,083,486 JPMC 6/20/2024 (111,729)
GBP 5,413,466 USD 6,885,441 CITI 6/20/2024 (49,952)
GBP 5,413,534 USD 6,885,493 JPMC 6/20/2024 (49,918)
HKD 226,500 USD 29,019 CITI 6/20/2024 (14)
HKD 226,500 USD 29,019 JPMC 6/20/2024 (14)
HUF 1,624,507,875 USD 4,483,836 CITI 6/20/2024 (53,388)
HUF 1,624,507,875 USD 4,483,814 JPMC 6/20/2024 (53,366)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
INR 1,119,923,500 USD 13,455,866 CITI
**
6/20/2024 $ (58,366)
INR 1,119,923,500 USD 13,455,799 JPMC
**
6/20/2024 (58,299)
JPY 1,764,818,500 USD 11,930,009 CITI 6/20/2024 (127,806)
JPY 1,764,818,500 USD 11,929,949 JPMC 6/20/2024 (127,747)
KRW 3,907,282,498 USD 2,949,933 CITI
**
6/20/2024 (42,332)
KRW 3,907,282,501 USD 2,949,918 JPMC
**
6/20/2024 (42,318)
MXN 2,000,000 USD 118,796 CITI 6/20/2024 (1)
MXN 2,000,000 USD 118,796 JPMC 6/20/2024 –
(a)
NOK 153,437,499 USD 14,600,577 CITI 6/20/2024 (440,413)
NOK 153,437,501 USD 14,602,297 JPMC 6/20/2024 (442,134)
PHP 5,000,000 USD 90,010 CITI
**
6/20/2024 (1,093)
PHP 5,000,000 USD 90,010 JPMC
**
6/20/2024 (1,093)
PLN 2,357,676 USD 596,644 CITI 6/20/2024 (6,886)
PLN 2,357,676 USD 596,641 JPMC 6/20/2024 (6,883)
SEK 41,500,000 USD 4,004,723 CITI 6/20/2024 (114,810)
SEK 41,500,000 USD 4,004,703 JPMC 6/20/2024 (114,790)
SGD 17,000 USD 12,664 CITI 6/20/2024 (28)
SGD 17,000 USD 12,664 JPMC 6/20/2024 (27)
TWD 20,125,000 USD 639,392 CITI
**
6/20/2024 (8,135)
TWD 20,125,000 USD 639,388 JPMC
**
6/20/2024 (8,132)
USD 7,168,841 AUD 10,988,626 CITI 6/20/2024 (7,978)
USD 7,168,877 AUD 10,988,626 JPMC 6/20/2024 (7,940)
USD 373,548 CAD 507,000 CITI 6/20/2024 (1,178)
USD 373,550 CAD 507,000 JPMC 6/20/2024 (1,176)
USD 353,207 COP 1,400,000,000 CITI
**
6/20/2024 (4,234)
USD 353,209 COP 1,400,000,000 JPMC
**
6/20/2024 (4,232)
USD 511,222 CZK 12,000,000 CITI 6/20/2024 (468)
USD 511,224 CZK 12,000,000 JPMC 6/20/2024 (465)
USD 642,620 GBP 509,999 CITI 6/20/2024 (1,347)
USD 642,626 GBP 510,001 JPMC 6/20/2024 (1,343)
USD 157,435 ILS 577,500 CITI 6/20/2024 (167)
USD 157,436 ILS 577,500 JPMC 6/20/2024 (166)
USD 2,772,391 JPY 415,000,000 CITI 6/20/2024 (2,916)
USD 2,772,405 JPY 415,000,000 JPMC 6/20/2024 (2,902)
USD 146,467 MXN 2,500,000 CITI 6/20/2024 (2,027)
USD 146,468 MXN 2,500,000 JPMC 6/20/2024 (2,027)
USD 17,795 PLN 71,376 CITI 6/20/2024 (59)
USD 17,794 PLN 71,373 JPMC 6/20/2024 (59)
USD 155,262 ZAR 3,000,000 CITI 6/20/2024 (2,090)
USD 155,263 ZAR 3,000,000 JPMC 6/20/2024 (2,089)
ZAR 18,358,188 USD 970,857 CITI 6/20/2024 (7,955)
ZAR 18,358,188 USD 970,852 JPMC 6/20/2024 (7,950)
CLP 1,021,186,168 USD 1,055,026 CITI
**
6/21/2024 (14,894)
CLP 1,021,186,166 USD 1,055,020 JPMC
**
6/21/2024 (14,889)
USD 308,834 CLP 304,940,474 CITI
**
6/21/2024 (1,763)
USD 308,835 CLP 304,940,476 JPMC
**
6/21/2024 (1,762)
Total unrealized depreciation (2,419,834)
Net unrealized appreciation $ 1,731,322
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.05.

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2024
Shares
Held At
3/31/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 46.8%
INVESTMENT COMPANIES - 46.8%
Limited Purpose
Cash Investment
Fund,
5.33% (1)^(a)
(Cost $191,342,579)
$212,191,781
$303,475,121
$(324,257,293)
$4,063
$(5,251)
$191,408,421
191,485,015
$2,457,928
$–
^    No longer affiliated as of March 31, 2024.
(1) Level 1 security.
(a) Represents 7-day effective yield as of March 31, 2024.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 88.6%
INVESTMENT COMPANIES - 46.8%
Limited Purpose Cash Investment
Fund, 5.33% (1)(a)(b)
(Cost $191,342,579) 191,485,015 191,408,421
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 41.8%
U.S. Treasury Bills
5.48%, 4/18/2024 (c) $ 19,834,000 19,784,700
5.47%, 4/25/2024 (c) 11,635,000 11,594,224
5.47%, 5/2/2024 (c) 8,554,000 8,515,112
5.40%, 5/9/2024 (c) 5,409,000 5,378,917
5.41%, 5/16/2024 (c) 2,600,000 2,583,006
5.37%, 5/23/2024 (c) 26,202,000 26,003,339
5.38%, 5/30/2024 (c) 6,448,000 6,392,388
5.33%, 6/6/2024 (c) 11,161,000 11,054,240
5.11%, 8/1/2024 (c) 6,843,000 6,723,130
5.18%, 8/8/2024 (c) 2,903,000 2,849,701
5.24%, 9/5/2024 (c) 30,841,000 30,152,489
5.23%, 9/12/2024 (c) 36,306,000 35,462,160
5.27%, 9/19/2024 (c) 1,820,000 1,775,752
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 41.8% (continued)
5.24%, 9/26/2024 (c) $ 2,483,000 2,420,162
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $170,696,675) 170,689,320
TOTAL SHORT-TERM INVESTMENTS
(Cost $362,039,254) 362,097,741
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.6%
(Cost $362,039,254) 362,097,741
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.4% ‡ 46,407,692
NET ASSETS - 100.0% 408,505,433
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 191,408,421 46.8%
U.S. Treasury Obligations 170,689,320 41.8
Total Investments In Securities
At Value 362,097,741 88.6
Other Assets in Excess of
Liabilities ‡ 46,407,692 11.4
Net Assets
$ 408,505,433 100.0%
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of March 31, 2024.
(b) For the period ended March 31, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(c) The rate shown was the effective yield at the date of purchase.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 47 4/2024 USD $ 4,089,000 $ 143,997

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 3 4/2024 USD $ 172,252 $ 2,443
LME Aluminum Base Metal 4 4/2024 USD 230,692 13,260
LME Aluminum Base Metal 6 4/2024 USD 346,151 22,171
LME Aluminum Base Metal 7 4/2024 USD 402,341 8,486
LME Aluminum Base Metal 10 4/2024 USD 573,973 2,193
LME Aluminum Base Metal 14 4/2024 USD 807,422 42,032
LME Aluminum Base Metal 17 4/2024 USD 978,550 31,905
LME Aluminum Base Metal 17 4/2024 USD 977,453 23,254
LME Aluminum Base Metal 22 4/2024 USD 1,265,380 33,039
LME Aluminum Base Metal 24 4/2024 USD 1,387,938 19,752
LME Aluminum Base Metal 27 4/2024 USD 1,558,103 71,855
LME Aluminum Base Metal 27 4/2024 USD 1,557,171 94,564
LME Aluminum Base Metal 30 4/2024 USD 1,731,998 58,200
LME Aluminum Base Metal 30 4/2024 USD 1,731,690 48,412
LME Aluminum Base Metal 35 4/2024 USD 2,023,420 50,981
LME Aluminum Base Metal 40 4/2024 USD 2,309,730 51,393
LME Aluminum Base Metal 67 4/2024 USD 3,855,147 104,007
LME Copper Base Metal 2 4/2024 USD 440,325 8,010
LME Copper Base Metal 3 4/2024 USD 659,088 35,739
LME Copper Base Metal 3 4/2024 USD 659,739 29,956
LME Copper Base Metal 3 4/2024 USD 659,257 30,524
LME Copper Base Metal 4 4/2024 USD 880,507 29,996
LME Copper Base Metal 6 4/2024 USD 1,320,119 38,912
LME Copper Base Metal 6 4/2024 USD 1,319,263 67,461
LME Copper Base Metal 8 4/2024 USD 1,759,874 47,037
LME Copper Base Metal 13 4/2024 USD 2,849,685 92,110
LME Copper Base Metal 15 4/2024 USD 3,299,228 87,313
LME Copper Base Metal 18 4/2024 USD 3,951,243 176,296
LME Copper Base Metal 19 4/2024 USD 4,165,641 159,822
LME Copper Base Metal 27 4/2024 USD 5,925,785 237,898
LME Copper Base Metal 27 4/2024 USD 5,922,659 253,074
LME Copper Base Metal 28 4/2024 USD 6,143,081 267,201
LME Copper Base Metal 52 4/2024 USD 11,410,542 506,830
LME Lead Base Metal 1 4/2024 USD 50,817 (3,861)
LME Lead Base Metal 2 4/2024 USD 101,600 (2,655)
LME Lead Base Metal 2 4/2024 USD 101,375 (1,889)
LME Lead Base Metal 2 4/2024 USD 101,471 (4,234)
LME Lead Base Metal 2 4/2024 USD 101,411 (1,850)
LME Lead Base Metal 2 4/2024 USD 101,598 (1,157)
LME Lead Base Metal 3 4/2024 USD 151,901 (2,835)
LME Lead Base Metal 23 4/2024 USD 1,166,629 (30,478)
LME Lead Base Metal 49 4/2024 USD 2,489,408 (140,184)
LME Lead Base Metal 77 4/2024 USD 3,911,850 (134,702)
LME Nickel Base Metal 1 4/2024 USD 99,501 1,338
LME Nickel Base Metal 1 4/2024 USD 99,414 2,066
LME Nickel Base Metal 2 4/2024 USD 199,540 1,241
LME Nickel Base Metal 3 4/2024 USD 299,028 5,799
LME Nickel Base Metal 3 4/2024 USD 298,981 11,532
LME Nickel Base Metal 4 4/2024 USD 398,892 (1,680)
LME Nickel Base Metal 8 4/2024 USD 795,793 16,494
LME Nickel Base Metal 9 4/2024 USD 895,146 17,365
LME Nickel Base Metal 10 4/2024 USD 995,978 27,848
LME Nickel Base Metal 10 4/2024 USD 995,821 35,461
LME Nickel Base Metal 11 4/2024 USD 1,093,621 32,111
LME Nickel Base Metal 11 4/2024 USD 1,094,364 24,883
LME Nickel Base Metal 11 4/2024 USD 1,096,779 (1,823)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 12 4/2024 USD $ 1,195,361 $ 24,965
LME Zinc Base Metal 2 4/2024 USD 119,981 (5,811)
LME Zinc Base Metal 3 4/2024 USD 180,593 (14,191)
LME Zinc Base Metal 4 4/2024 USD 240,693 (9,684)
LME Zinc Base Metal 7 4/2024 USD 420,644 (17,252)
LME Zinc Base Metal 7 4/2024 USD 419,069 (26,976)
LME Zinc Base Metal 10 4/2024 USD 602,588 (39,317)
LME Zinc Base Metal 11 4/2024 USD 661,356 (17,896)
LME Zinc Base Metal 12 4/2024 USD 721,293 (14,814)
LME Zinc Base Metal 14 4/2024 USD 838,383 (54,238)
LME Zinc Base Metal 16 4/2024 USD 959,000 (45,107)
LME Zinc Base Metal 18 4/2024 USD 1,079,190 (53,791)
LME Zinc Base Metal 19 4/2024 USD 1,140,152 (53,009)
LME Zinc Base Metal 19 4/2024 USD 1,144,660 (69,022)
LME Zinc Base Metal 25 4/2024 USD 1,499,319 (70,148)
Natural Gas 30 4/2024 USD 528,900 (101,403)
Natural Gas 45 4/2024 GBP 1,198,156 (49,660)
Natural Gas 60 4/2024 EUR 1,316,691 (14,367)
NY Harbor ULSD 9 4/2024 USD 991,381 5,090
RBOB Gasoline 30 4/2024 USD 3,427,956 114,365
Sugar No. 11 2 4/2024 USD 50,445 (352)
Sugar No. 11 17 4/2024 USD 428,781 (2,943)
Sugar No. 11 29 4/2024 USD 731,450 15,022
WTI Crude Oil 70 4/2024 USD 5,821,900 281,678
Brent Crude Oil 917 5/2024 USD 78,999,550 3,463,578
Cocoa 31 5/2024 USD 3,027,460 744,758
Coffee 'C' 305 5/2024 USD 21,599,719 263,316
Corn 2,146 5/2024 USD 47,426,600 (352,313)
Cotton No. 2 7 5/2024 USD 319,830 (9,297)
Cotton No. 2 36 5/2024 USD 1,644,840 62,245
Cotton No. 2 98 5/2024 USD 4,477,620 157,370
KC HRW Wheat 9 5/2024 USD 263,363 (5,924)
KC HRW Wheat 114 5/2024 USD 3,335,925 7,325
LME Aluminum Base Metal 4 5/2024 USD 231,998 9,874
LME Aluminum Base Metal 21 5/2024 USD 1,218,646 36,705
LME Aluminum Base Metal 24 5/2024 USD 1,392,588 56,573
LME Aluminum Base Metal 25 5/2024 USD 1,446,238 38,382
LME Aluminum Base Metal 26 5/2024 USD 1,510,711 88,452
LME Aluminum Base Metal 28 5/2024 USD 1,620,311 54,541
LME Aluminum Base Metal 29 5/2024 USD 1,680,536 74,215
LME Aluminum Base Metal 31 5/2024 USD 1,798,372 72,859
LME Aluminum Base Metal 31 5/2024 USD 1,796,047 65,015
LME Aluminum Base Metal 41 5/2024 USD 2,379,005 86,757
LME Aluminum Base Metal 42 5/2024 USD 2,437,554 128,218
LME Aluminum Base Metal 101 5/2024 USD 5,850,476 238,904
LME Copper Base Metal 2 5/2024 USD 441,221 30,704
LME Copper Base Metal 7 5/2024 USD 1,541,386 47,993
LME Copper Base Metal 9 5/2024 USD 1,984,725 139,436
LME Copper Base Metal 9 5/2024 USD 1,982,101 68,003
LME Copper Base Metal 17 5/2024 USD 3,754,318 126,263
LME Copper Base Metal 17 5/2024 USD 3,757,812 150,942
LME Copper Base Metal 22 5/2024 USD 4,850,610 238,087
LME Copper Base Metal 24 5/2024 USD 5,299,104 159,430
LME Copper Base Metal 24 5/2024 USD 5,298,504 162,975
LME Copper Base Metal 30 5/2024 USD 6,619,905 424,086
LME Copper Base Metal 32 5/2024 USD 7,061,232 332,954

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 1 5/2024 USD $ 51,152 $ (567)
LME Lead Base Metal 3 5/2024 USD 153,157 261
LME Lead Base Metal 3 5/2024 USD 153,491 (2,217)
LME Lead Base Metal 4 5/2024 USD 204,614 (3,697)
LME Lead Base Metal 6 5/2024 USD 306,225 (8,191)
LME Lead Base Metal 7 5/2024 USD 358,215 (3,354)
LME Lead Base Metal 15 5/2024 USD 767,003 (16,358)
LME Lead Base Metal 44 5/2024 USD 2,250,149 3,833
LME Lead Base Metal 84 5/2024 USD 4,296,894 (18,969)
LME Nickel Base Metal 1 5/2024 USD 99,952 3,901
LME Nickel Base Metal 2 5/2024 USD 199,602 5,127
LME Nickel Base Metal 3 5/2024 USD 300,894 (18,104)
LME Nickel Base Metal 3 5/2024 USD 300,444 (14,047)
LME Nickel Base Metal 4 5/2024 USD 399,988 5,796
LME Nickel Base Metal 6 5/2024 USD 599,369 24,576
LME Nickel Base Metal 7 5/2024 USD 700,818 (2,060)
LME Nickel Base Metal 9 5/2024 USD 899,662 14,663
LME Nickel Base Metal 9 5/2024 USD 899,756 9,778
LME Nickel Base Metal 11 5/2024 USD 1,101,352 (35,352)
LME Nickel Base Metal 17 5/2024 USD 1,704,657 (64,340)
LME Zinc Base Metal 2 5/2024 USD 120,545 (4,099)
LME Zinc Base Metal 4 5/2024 USD 241,927 8,615
LME Zinc Base Metal 7 5/2024 USD 424,412 (1,559)
LME Zinc Base Metal 9 5/2024 USD 543,695 24,518
LME Zinc Base Metal 18 5/2024 USD 1,087,065 10,986
LME Zinc Base Metal 22 5/2024 USD 1,330,989 60,136
LME Zinc Base Metal 23 5/2024 USD 1,392,788 12,757
LME Zinc Base Metal 23 5/2024 USD 1,388,619 128
LME Zinc Base Metal 27 5/2024 USD 1,632,953 36,273
LME Zinc Base Metal 34 5/2024 USD 2,057,587 72,154
LME Zinc Base Metal 39 5/2024 USD 2,362,376 30,060
LME Zinc Base Metal 44 5/2024 USD 2,664,849 26,980
LME Zinc Base Metal 71 5/2024 USD 4,303,860 23,537
Low Sulphur Gasoil 47 5/2024 USD 3,797,600 55,296
Milling Wheat No. 2 624 5/2024 EUR 6,849,834 57,385
Natural Gas 101 5/2024 USD 2,016,970 863
Natural Gas 426 5/2024 USD 8,507,220 (87,948)
RBOB Gasoline 189 5/2024 USD 21,341,313 395,480
SGX Iron Ore 463 5/2024 USD 4,678,152 (215,669)
Silver 280 5/2024 USD 34,882,400 1,642,204
Soybean 423 5/2024 USD 25,200,225 (70,422)
Soybean Oil 255 5/2024 USD 7,336,350 94,705
Wheat 156 5/2024 USD 4,369,950 (281,490)
100 oz Gold 495 6/2024 USD 110,800,799 5,083,564
Lean Hogs 105 6/2024 USD 4,260,900 7,884
Live Cattle 44 6/2024 USD 3,172,400 (52,920)
Live Cattle 113 6/2024 USD 8,147,300 11,392
LME Aluminum Base Metal 2 6/2024 USD 116,482 3,788
LME Aluminum Base Metal 7 6/2024 USD 408,300 11,314
LME Aluminum Base Metal 7 6/2024 USD 408,125 12,427
LME Aluminum Base Metal 22 6/2024 USD 1,283,986 30,340
LME Aluminum Base Metal 30 6/2024 USD 1,752,750 38,474
LME Aluminum Base Metal 42 6/2024 USD 2,444,978 100,159
LME Aluminum Base Metal 54 6/2024 USD 3,154,464 23,731
LME Aluminum Base Metal 56 6/2024 USD 3,271,548 29,271
LME Aluminum Base Metal 86 6/2024 USD 5,018,939 79,386

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 1,010 6/2024 USD $ 58,949,660 $ 1,658,808
LME Copper Base Metal 1 6/2024 USD 221,195 7,942
LME Copper Base Metal 4 6/2024 USD 886,031 (16,679)
LME Copper Base Metal 6 6/2024 USD 1,329,825 4,559
LME Copper Base Metal 9 6/2024 USD 1,991,147 48,224
LME Copper Base Metal 10 6/2024 USD 2,214,765 (14,574)
LME Copper Base Metal 15 6/2024 USD 3,323,839 (1,138)
LME Copper Base Metal 16 6/2024 USD 3,545,800 (5,250)
LME Copper Base Metal 23 6/2024 USD 5,094,420 (13,707)
LME Copper Base Metal 419 6/2024 USD 92,801,271 4,143,555
LME Lead Base Metal 1 6/2024 USD 51,276 (1,120)
LME Lead Base Metal 3 6/2024 USD 154,052 2,056
LME Lead Base Metal 5 6/2024 USD 256,440 (2,634)
LME Lead Base Metal 6 6/2024 USD 307,728 (1,129)
LME Lead Base Metal 6 6/2024 USD 307,653 (13,363)
LME Lead Base Metal 7 6/2024 USD 359,279 3,749
LME Lead Base Metal 11 6/2024 USD 565,056 13,927
LME Lead Base Metal 393 6/2024 USD 20,166,009 (255,201)
LME Nickel Base Metal 1 6/2024 USD 100,442 (8,770)
LME Nickel Base Metal 3 6/2024 USD 301,306 (13,343)
LME Nickel Base Metal 3 6/2024 USD 301,344 (29,922)
LME Nickel Base Metal 3 6/2024 USD 301,398 (6,182)
LME Nickel Base Metal 3 6/2024 USD 301,200 (19,475)
LME Nickel Base Metal 4 6/2024 USD 401,696 (27,892)
LME Nickel Base Metal 18 6/2024 USD 1,807,712 (77,356)
LME Nickel Base Metal 20 6/2024 USD 2,009,506 (801)
LME Nickel Base Metal 153 6/2024 USD 15,367,614 (82,555)
LME Zinc Base Metal 1 6/2024 USD 60,737 (2,516)
LME Zinc Base Metal 1 6/2024 USD 60,975 456
LME Zinc Base Metal 4 6/2024 USD 243,322 (13,014)
LME Zinc Base Metal 5 6/2024 USD 304,781 (2,835)
LME Zinc Base Metal 13 6/2024 USD 790,504 (41,815)
LME Zinc Base Metal 18 6/2024 USD 1,095,939 (32,304)
LME Zinc Base Metal 26 6/2024 USD 1,578,408 (18,720)
LME Zinc Base Metal 27 6/2024 USD 1,645,819 (34,457)
LME Zinc Base Metal 67 6/2024 USD 4,080,166 (116,889)
LME Zinc Base Metal 750 6/2024 USD 45,659,438 (1,585,255)
Low Sulphur Gasoil 142 6/2024 USD 11,388,400 (127,273)
Sugar No. 11 1,086 6/2024 USD 26,941,488 1,005,942
Aluminum 5 7/2024 USD 290,938 6,996
Cocoa 22 7/2024 USD 2,047,320 28,178
Coffee 'C' 89 7/2024 USD 6,276,169 214,566
Corn 471 7/2024 USD 10,703,475 83,316
Cotton No. 2 56 7/2024 USD 2,575,160 (32,327)
KC HRW Wheat 12 7/2024 USD 347,850 10,308
Soybean 31 7/2024 USD 1,868,138 26,208
Soybean Meal 535 7/2024 USD 18,243,500 106,818
Feeder Cattle 21 8/2024 USD 2,717,663 (102,373)
ECX Emission 224 12/2024 EUR 14,934,736 (2,347,128)
Phelix De Base Electricity 6 12/2024 EUR 4,637,282 (173,764)
Platinum 53 2/2025 JPY 770,247 1,074
Total of long contracts 18,977,778
Short Contracts
LME Aluminum Base Metal (3) 4/2024 USD (172,252) (2,013)
LME Aluminum Base Metal (4) 4/2024 USD (230,692) (13,353)
LME Aluminum Base Metal (6) 4/2024 USD (346,151) (22,165)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (7) 4/2024 USD $ (402,341) $ (8,612)
LME Aluminum Base Metal (10) 4/2024 USD (573,973) (1,252)
LME Aluminum Base Metal (14) 4/2024 USD (807,422) (41,051)
LME Aluminum Base Metal (17) 4/2024 USD (978,550) (35,651)
LME Aluminum Base Metal (17) 4/2024 USD (977,453) (23,168)
LME Aluminum Base Metal (22) 4/2024 USD (1,265,380) (32,206)
LME Aluminum Base Metal (24) 4/2024 USD (1,387,938) (21,645)
LME Aluminum Base Metal (27) 4/2024 USD (1,557,171) (88,633)
LME Aluminum Base Metal (27) 4/2024 USD (1,558,103) (88,033)
LME Aluminum Base Metal (30) 4/2024 USD (1,731,690) (44,717)
LME Aluminum Base Metal (30) 4/2024 USD (1,731,998) (62,468)
LME Aluminum Base Metal (35) 4/2024 USD (2,023,420) (61,292)
LME Aluminum Base Metal (40) 4/2024 USD (2,309,730) (62,315)
LME Aluminum Base Metal (67) 4/2024 USD (3,855,147) (100,247)
LME Copper Base Metal (2) 4/2024 USD (440,325) (8,441)
LME Copper Base Metal (3) 4/2024 USD (659,739) (29,297)
LME Copper Base Metal (3) 4/2024 USD (659,088) (36,594)
LME Copper Base Metal (3) 4/2024 USD (659,257) (32,654)
LME Copper Base Metal (4) 4/2024 USD (880,507) (29,614)
LME Copper Base Metal (6) 4/2024 USD (1,320,119) (36,992)
LME Copper Base Metal (6) 4/2024 USD (1,319,263) (67,229)
LME Copper Base Metal (8) 4/2024 USD (1,759,874) (44,101)
LME Copper Base Metal (13) 4/2024 USD (2,849,685) (93,600)
LME Copper Base Metal (15) 4/2024 USD (3,299,228) (89,183)
LME Copper Base Metal (18) 4/2024 USD (3,951,243) (177,240)
LME Copper Base Metal (19) 4/2024 USD (4,165,641) (149,184)
LME Copper Base Metal (27) 4/2024 USD (5,925,785) (248,442)
LME Copper Base Metal (27) 4/2024 USD (5,922,659) (247,243)
LME Copper Base Metal (28) 4/2024 USD (6,143,081) (264,006)
LME Copper Base Metal (52) 4/2024 USD (11,410,542) (527,458)
LME Lead Base Metal (1) 4/2024 USD (50,817) 3,391
LME Lead Base Metal (2) 4/2024 USD (101,471) 4,324
LME Lead Base Metal (2) 4/2024 USD (101,600) 2,620
LME Lead Base Metal (2) 4/2024 USD (101,598) 1,138
LME Lead Base Metal (2) 4/2024 USD (101,411) 1,984
LME Lead Base Metal (2) 4/2024 USD (101,375) 2,120
LME Lead Base Metal (3) 4/2024 USD (151,901) 2,313
LME Lead Base Metal (23) 4/2024 USD (1,166,629) 29,330
LME Lead Base Metal (49) 4/2024 USD (2,489,408) 151,271
LME Lead Base Metal (77) 4/2024 USD (3,911,850) 136,623
LME Nickel Base Metal (1) 4/2024 USD (99,501) (962)
LME Nickel Base Metal (1) 4/2024 USD (99,414) (1,862)
LME Nickel Base Metal (2) 4/2024 USD (199,540) (1,546)
LME Nickel Base Metal (3) 4/2024 USD (298,981) (11,237)
LME Nickel Base Metal (3) 4/2024 USD (299,028) (5,961)
LME Nickel Base Metal (4) 4/2024 USD (398,892) 3,065
LME Nickel Base Metal (8) 4/2024 USD (795,793) (18,457)
LME Nickel Base Metal (9) 4/2024 USD (895,146) (23,342)
LME Nickel Base Metal (10) 4/2024 USD (995,821) (32,303)
LME Nickel Base Metal (10) 4/2024 USD (995,978) (29,709)
LME Nickel Base Metal (11) 4/2024 USD (1,094,364) (21,567)
LME Nickel Base Metal (11) 4/2024 USD (1,093,621) (40,294)
LME Nickel Base Metal (11) 4/2024 USD (1,096,779) 1,758
LME Nickel Base Metal (12) 4/2024 USD (1,195,361) (29,071)
LME Zinc Base Metal (2) 4/2024 USD (119,981) 6,132
LME Zinc Base Metal (3) 4/2024 USD (180,593) 13,651

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (4) 4/2024 USD $ (240,693) $ 9,795
LME Zinc Base Metal (7) 4/2024 USD (420,644) 14,758
LME Zinc Base Metal (7) 4/2024 USD (419,069) 28,398
LME Zinc Base Metal (10) 4/2024 USD (602,588) 34,966
LME Zinc Base Metal (11) 4/2024 USD (661,356) 19,048
LME Zinc Base Metal (12) 4/2024 USD (721,293) 13,671
LME Zinc Base Metal (14) 4/2024 USD (838,383) 50,750
LME Zinc Base Metal (16) 4/2024 USD (959,000) 48,603
LME Zinc Base Metal (18) 4/2024 USD (1,079,190) 54,906
LME Zinc Base Metal (19) 4/2024 USD (1,144,660) 72,762
LME Zinc Base Metal (19) 4/2024 USD (1,140,152) 44,016
LME Zinc Base Metal (25) 4/2024 USD (1,499,319) 74,413
Natural Gas (174) 4/2024 USD (3,067,620) (57,870)
Cocoa (1) 5/2024 USD (97,660) 1,189
LME Aluminum Base Metal (4) 5/2024 USD (231,998) (10,885)
LME Aluminum Base Metal (21) 5/2024 USD (1,218,646) (40,174)
LME Aluminum Base Metal (24) 5/2024 USD (1,392,588) (55,076)
LME Aluminum Base Metal (25) 5/2024 USD (1,446,238) (39,642)
LME Aluminum Base Metal (26) 5/2024 USD (1,510,711) (88,727)
LME Aluminum Base Metal (28) 5/2024 USD (1,620,311) (55,195)
LME Aluminum Base Metal (29) 5/2024 USD (1,680,536) (79,233)
LME Aluminum Base Metal (31) 5/2024 USD (1,796,047) (55,340)
LME Aluminum Base Metal (31) 5/2024 USD (1,798,372) (82,648)
LME Aluminum Base Metal (41) 5/2024 USD (2,379,005) (97,298)
LME Aluminum Base Metal (42) 5/2024 USD (2,437,554) (120,460)
LME Aluminum Base Metal (101) 5/2024 USD (5,850,476) (242,259)
LME Copper Base Metal (2) 5/2024 USD (441,221) (31,604)
LME Copper Base Metal (7) 5/2024 USD (1,541,386) (48,142)
LME Copper Base Metal (9) 5/2024 USD (1,984,725) (141,999)
LME Copper Base Metal (9) 5/2024 USD (1,982,101) (72,138)
LME Copper Base Metal (17) 5/2024 USD (3,757,812) (155,573)
LME Copper Base Metal (17) 5/2024 USD (3,754,318) (120,613)
LME Copper Base Metal (22) 5/2024 USD (4,850,610) (232,712)
LME Copper Base Metal (24) 5/2024 USD (5,299,104) (170,272)
LME Copper Base Metal (24) 5/2024 USD (5,298,504) (166,720)
LME Copper Base Metal (30) 5/2024 USD (6,619,905) (440,159)
LME Copper Base Metal (32) 5/2024 USD (7,061,232) (327,281)
LME Lead Base Metal (1) 5/2024 USD (51,152) 520
LME Lead Base Metal (3) 5/2024 USD (153,491) 2,321
LME Lead Base Metal (3) 5/2024 USD (153,157) (561)
LME Lead Base Metal (4) 5/2024 USD (204,614) 3,625
LME Lead Base Metal (6) 5/2024 USD (306,225) 6,520
LME Lead Base Metal (7) 5/2024 USD (358,215) 3,558
LME Lead Base Metal (15) 5/2024 USD (767,003) 15,458
LME Lead Base Metal (44) 5/2024 USD (2,250,149) 742
LME Lead Base Metal (84) 5/2024 USD (4,296,894) (8,915)
LME Nickel Base Metal (1) 5/2024 USD (99,952) (3,985)
LME Nickel Base Metal (2) 5/2024 USD (199,602) (4,968)
LME Nickel Base Metal (3) 5/2024 USD (300,894) 18,057
LME Nickel Base Metal (3) 5/2024 USD (300,444) 14,187
LME Nickel Base Metal (4) 5/2024 USD (399,988) (7,689)
LME Nickel Base Metal (6) 5/2024 USD (599,369) (25,607)
LME Nickel Base Metal (7) 5/2024 USD (700,818) 21
LME Nickel Base Metal (9) 5/2024 USD (899,756) (7,223)
LME Nickel Base Metal (9) 5/2024 USD (899,662) (14,932)
LME Nickel Base Metal (11) 5/2024 USD (1,101,352) 32,634

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (17) 5/2024 USD $ (1,704,657) $ 58,455
LME Zinc Base Metal (2) 5/2024 USD (120,545) 3,950
LME Zinc Base Metal (4) 5/2024 USD (241,927) (10,489)
LME Zinc Base Metal (7) 5/2024 USD (424,412) (716)
LME Zinc Base Metal (9) 5/2024 USD (543,695) (22,839)
LME Zinc Base Metal (18) 5/2024 USD (1,087,065) (23,351)
LME Zinc Base Metal (22) 5/2024 USD (1,330,989) (59,293)
LME Zinc Base Metal (23) 5/2024 USD (1,388,619) 1,155
LME Zinc Base Metal (23) 5/2024 USD (1,392,788) (12,984)
LME Zinc Base Metal (27) 5/2024 USD (1,632,953) (30,979)
LME Zinc Base Metal (34) 5/2024 USD (2,057,587) (64,331)
LME Zinc Base Metal (39) 5/2024 USD (2,362,376) (31,530)
LME Zinc Base Metal (44) 5/2024 USD (2,664,849) (27,012)
LME Zinc Base Metal (71) 5/2024 USD (4,303,860) (17,173)
NY Harbor ULSD (43) 5/2024 USD (4,731,178) 46,468
Soybean (312) 5/2024 USD (18,587,400) 37,824
Soybean Meal (62) 5/2024 USD (2,093,740) (23,735)
WTI Crude Oil (275) 5/2024 USD (22,665,500) (348,367)
LME Aluminum Base Metal (2) 6/2024 USD (116,482) (3,838)
LME Aluminum Base Metal (7) 6/2024 USD (408,300) (10,895)
LME Aluminum Base Metal (7) 6/2024 USD (408,125) (12,444)
LME Aluminum Base Metal (22) 6/2024 USD (1,283,986) (31,427)
LME Aluminum Base Metal (30) 6/2024 USD (1,752,750) (39,840)
LME Aluminum Base Metal (42) 6/2024 USD (2,444,978) (104,503)
LME Aluminum Base Metal (54) 6/2024 USD (3,154,464) (33,122)
LME Aluminum Base Metal (56) 6/2024 USD (3,271,548) (14,365)
LME Aluminum Base Metal (86) 6/2024 USD (5,018,939) (91,672)
LME Aluminum Base Metal (189) 6/2024 USD (11,031,174) (521,152)
LME Copper Base Metal (1) 6/2024 USD (221,195) (8,155)
LME Copper Base Metal (4) 6/2024 USD (886,031) 14,958
LME Copper Base Metal (6) 6/2024 USD (1,329,825) (6,997)
LME Copper Base Metal (9) 6/2024 USD (1,991,147) (53,370)
LME Copper Base Metal (10) 6/2024 USD (2,214,765) 15,623
LME Copper Base Metal (15) 6/2024 USD (3,323,839) 3,143
LME Copper Base Metal (16) 6/2024 USD (3,545,800) (1,124)
LME Copper Base Metal (23) 6/2024 USD (5,094,420) 9,727
LME Copper Base Metal (292) 6/2024 USD (64,672,963) (2,022,943)
LME Lead Base Metal (1) 6/2024 USD (51,276) 972
LME Lead Base Metal (3) 6/2024 USD (154,052) (2,211)
LME Lead Base Metal (5) 6/2024 USD (256,440) 3,922
LME Lead Base Metal (6) 6/2024 USD (307,728) 981
LME Lead Base Metal (6) 6/2024 USD (307,653) 13,253
LME Lead Base Metal (7) 6/2024 USD (359,279) (3,814)
LME Lead Base Metal (11) 6/2024 USD (565,056) (13,466)
LME Lead Base Metal (226) 6/2024 USD (11,596,738) 240,648
LME Nickel Base Metal (1) 6/2024 USD (100,442) 8,215
LME Nickel Base Metal (3) 6/2024 USD (301,398) 5,999
LME Nickel Base Metal (3) 6/2024 USD (301,306) 12,656
LME Nickel Base Metal (3) 6/2024 USD (301,200) 22,491
LME Nickel Base Metal (3) 6/2024 USD (301,344) 29,307
LME Nickel Base Metal (4) 6/2024 USD (401,696) 28,372
LME Nickel Base Metal (18) 6/2024 USD (1,807,712) 75,321
LME Nickel Base Metal (20) 6/2024 USD (2,009,506) 6,224
LME Nickel Base Metal (104) 6/2024 USD (10,445,960) 127,839
LME Zinc Base Metal (1) 6/2024 USD (60,737) 2,474
LME Zinc Base Metal (1) 6/2024 USD (60,975) (665)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (4) 6/2024 USD $ (243,322) $ 14,666
LME Zinc Base Metal (5) 6/2024 USD (304,781) 4,454
LME Zinc Base Metal (13) 6/2024 USD (790,504) 49,011
LME Zinc Base Metal (18) 6/2024 USD (1,095,939) 28,845
LME Zinc Base Metal (26) 6/2024 USD (1,578,408) 19,939
LME Zinc Base Metal (27) 6/2024 USD (1,645,819) 26,401
LME Zinc Base Metal (67) 6/2024 USD (4,080,166) 132,846
LME Zinc Base Metal (476) 6/2024 USD (28,978,523) (197,795)
Cocoa (2) 7/2024 USD (186,120) 494
Coffee 'C' (71) 7/2024 USD (5,006,831) (97,598)
Copper (2) 7/2024 USD (201,950) (2,642)
Corn (24) 7/2024 USD (545,400) (6,930)
Cotton No. 2 (6) 7/2024 USD (275,910) 2,064
Soybean (17) 7/2024 USD (1,024,463) 9,621
Wheat (119) 7/2024 USD (3,425,713) (83,331)
Feeder Cattle (1) 8/2024 USD (129,413) 5,154
Feeder Cattle (3) 8/2024 USD (388,238) 14,554
Total of short contracts (8,046,744)
Net value $ 10,931,034

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | March 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 98.3%
COMMON STOCKS - 19.2%
Belgium - 0.1%
Ageas SA/NV (2) 11,975 554,749
KBC Group NV (2) 6,031 452,157
Umicore SA (2) 5,683 122,523
1,129,429
Brazil - 0.0% †
Ambev SA, ADR * 6,306 15,639
Canada - 0.2%
ARC Resources Ltd. 7,975 142,185
Atco Ltd., Class I 2,274 63,307
CAE, Inc. * 2,482 51,251
Capital Power Corp. 1,861 52,496
Empire Co. Ltd., Class A 4,808 117,418
Finning International, Inc. 357 10,492
Fortis, Inc. 7 277
iA Financial Corp., Inc. 4,138 257,069
IGM Financial, Inc. 7,135 183,991
Kinross Gold Corp. 6,005 36,840
Magna International, Inc. 1,351 73,597
Onex Corp. 2,973 222,709
Open Text Corp. 116 4,501
Parkland Corp. 5,415 172,458
Quebecor, Inc., Class B 3,029 66,392
Restaurant Brands International,
Inc. 4,720 374,832
Whitecap Resources, Inc. 14,641 110,790
1,940,605
China - 0.1%
Yangzijiang Shipbuilding Holdings
Ltd. (2) 792,200 1,120,529
Finland - 0.1%
Fortum OYJ (2) 49,498 611,111
Huhtamaki OYJ 3,824 160,194
Kone OYJ, Class B (2) 1,713 79,804
Nordea Bank Abp (2) 55,985 632,893
Valmet OYJ (2) 4,340 114,247
1,598,249
Germany - 0.5%
Allianz SE (Registered) (2) 2,046 613,222
Aroundtown SA (2)* 49,763 104,904
Aurubis AG (2) 933 65,619
Bayerische Motoren Werke AG (2) 18 2,077
Bechtle AG (2) 4,343 229,546
Brenntag SE (2) 446 37,589
Commerzbank AG (2) 63,405 871,450
Continental AG (2) 21,023 1,517,543
Deutsche Bank AG (Registered) (2) 29,803 469,405
Deutsche Lufthansa AG
(Registered) (2)* 47,326 371,950
Evonik Industries AG (2) 1 20
Freenet AG (2) 997 28,057
GEA Group AG (2) 7 296
HelloFresh SE (2)* 69,460 495,446
HUGO BOSS AG (2) 368 21,689
INVESTMENTS SHARES VALUE ($)
Germany - 0.5% (continued)
Knorr-Bremse AG (2) 901 68,147
LANXESS AG (2) 3,614 96,731
Mercedes-Benz Group AG (2) 1 80
TeamViewer SE (2)*(a) 13 194
thyssenkrupp AG (2) 53,032 284,486
5,278,451
Italy - 4.1%
A2A SpA (2)(b) 1,916,160 3,456,684
Assicurazioni Generali SpA (2)(b) 195,523 4,949,359
Azimut Holding SpA (2)(b) 64,146 1,743,833
Banco BPM SpA (2)(b) 466,745 3,105,384
Buzzi SpA (2)(b) 93,743 3,681,564
Eni SpA (2)(b) 254,308 4,026,722
Hera SpA (2)(b) 314,375 1,107,758
Intesa Sanpaolo SpA (2)(b) 704,287 2,556,940
Italgas SpA (2)(b) 21,158 123,262
Leonardo SpA (2)(b) 287,381 7,220,059
Pirelli & C SpA (2)(a)(b) 71,100 435,345
Poste Italiane SpA (2)(a)(b) 88,686 1,110,722
Prysmian SpA (2)(b) 81,959 4,274,486
UniCredit SpA (2)(b) 96,114 3,650,343
Unipol Gruppo SpA (2)(b) 557,185 4,669,174
46,111,635
Japan - 2.5%
Air Water, Inc. (2) 300 4,694
Alfresa Holdings Corp. (2) 4,700 68,299
Asahi Group Holdings Ltd. (2) 3,700 135,864
Canon, Inc. (2) 1,100 32,775
Central Japan Railway Co. (2) 6,900 171,364
Chubu Electric Power Co., Inc. (2) 94,700 1,238,311
Concordia Financial Group Ltd. (2) 65,900 331,227
Dai Nippon Printing Co. Ltd. (2) 100 3,063
Dai-ichi Life Holdings, Inc. (2) 48,800 1,244,621
Daito Trust Construction Co. Ltd.
(2) 3,600 410,698
Daiwa House Industry Co. Ltd. (2) 17,800 529,824
Dentsu Group, Inc. (2) 3,300 91,630
ENEOS Holdings, Inc. (2) 195,700 942,854
Hikari Tsushin, Inc. (2) 200 37,614
Idemitsu Kosan Co. Ltd. (2) 207,300 1,421,278
Iida Group Holdings Co. Ltd. (2) 11,300 146,240
Inpex Corp. (2) 71,800 1,091,445
Isuzu Motors Ltd. (2) 500 6,759
Ito En Ltd. (2) 1,300 31,797
ITOCHU Corp. (2) 700 30,072
Japan Post Bank Co. Ltd. (2) 119,900 1,288,363
Japan Post Holdings Co. Ltd. (2) 160,900 1,621,089
Japan Post Insurance Co. Ltd. (2) 32,200 615,508
Japan Real Estate Investment
Corp., REIT (2) 14 49,908
JFE Holdings, Inc. (2) 13,100 217,114
Kansai Electric Power Co., Inc.
(The) (2) 71,900 1,025,928
Kansai Paint Co. Ltd. (2) 29,600 423,964
Kao Corp. (2) 1,600 59,789
Kirin Holdings Co. Ltd. (2) 13,700 190,516
Kobe Steel Ltd. (2) 94,600 1,283,726
Koito Manufacturing Co. Ltd. (2) 300 4,044

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 2.5% (continued)
Kose Corp. (2) 3,200 171,484
Kuraray Co. Ltd. (2) 30,100 322,415
Kyowa Kirin Co. Ltd. (2) 4,200 75,563
Mazda Motor Corp. (2) 9,900 114,737
McDonald's Holdings Co. Japan
Ltd. (2) 300 13,490
Medipal Holdings Corp. (2) 5,200 79,578
MISUMI Group, Inc. (2) 8,600 119,807
Mitsubishi Chemical Group Corp.
(2) 8,200 49,973
Mitsubishi Gas Chemical Co., Inc.
(2) 7,600 127,488
Mitsubishi HC Capital, Inc. (2) 17,800 124,149
Mitsubishi Motors Corp. (2) 34,200 112,461
Mitsui OSK Lines Ltd. (2) 13,600 414,890
Mizuho Financial Group, Inc. (2) 41,700 824,630
NGK Insulators Ltd. (2) 15,600 209,765
Nippon Sanso Holdings Corp. (2) 400 12,550
Nippon Steel Corp. (2) 31,500 758,031
Nippon Yusen KK (2) 21,900 601,245
Nisshin Seifun Group, Inc. (2) 9,600 132,268
Nomura Real Estate Master Fund,
Inc., REIT (2) 215 212,600
NSK Ltd. (2) 29,700 169,473
Oji Holdings Corp. (2) 166,300 690,379
Ono Pharmaceutical Co. Ltd. (2) 16,800 275,267
Open House Group Co. Ltd. (2) 2,800 90,561
ORIX Corp. (2) 11,400 249,338
Osaka Gas Co. Ltd. (2) 7,600 170,970
Otsuka Holdings Co. Ltd. (2) 5,300 220,153
Panasonic Holdings Corp. (2) 76,800 732,961
Persol Holdings Co. Ltd. (2) 25,000 34,968
Santen Pharmaceutical Co. Ltd. (2) 10,400 102,277
Secom Co. Ltd. (2) 1,800 130,595
Sekisui Chemical Co. Ltd. (2) 10,300 150,695
Sharp Corp. (2)* 7,800 43,442
Shimizu Corp. (2) 400 2,583
Shizuoka Financial Group, Inc. (2) 3,200 30,450
Sohgo Security Services Co. Ltd.
(2) 46,900 254,655
Sojitz Corp. (2) 2,800 73,861
Subaru Corp. (2) 5,200 117,769
Sumitomo Corp. (2) 8,800 211,974
Sumitomo Forestry Co. Ltd. (2) 1,200 37,845
Sumitomo Heavy Industries Ltd. (2) 500 15,745
Sumitomo Mitsui Trust Holdings,
Inc. (2) 15,300 329,663
T&D Holdings, Inc. (2) 11,800 205,133
Tokio Marine Holdings, Inc. (2) 22,800 714,695
Tokyo Century Corp. (2) 24,500 255,159
Tokyo Electric Power Co. Holdings,
Inc. (2)* 314,100 1,909,141
Tokyo Gas Co. Ltd. (2) 22,700 516,035
TOPPAN Holdings, Inc. (2) 1,900 47,627
Toray Industries, Inc. (2) 7,900 37,935
Tosoh Corp. (2) 42,300 574,802
Toyota Boshoku Corp. (2) 5,400 92,020
Toyota Tsusho Corp. (2) 2,000 137,342
United Urban Investment Corp.,
REIT (2) 3 3,052
INVESTMENTS SHARES VALUE ($)
Japan - 2.5% (continued)
Yamada Holdings Co. Ltd. (2) 40,600 117,614
Yamato Holdings Co. Ltd. (2) 6,700 96,430
Yamazaki Baking Co. Ltd. (2) 4,400 113,662
Zensho Holdings Co. Ltd. (2) 600 24,951
28,208,724
Luxembourg - 0.1%
Aperam SA (2) 1,660 52,473
ArcelorMittal SA (2) 35,856 985,579
1,038,052
Mexico - 0.0% †
Coca-Cola Femsa SAB de CV, ADR 82 7,970
Fomento Economico Mexicano
SAB de CV, ADR 2,591 337,530
Grupo Aeroportuario del Sureste
SAB de CV, ADR 304 96,879
442,379
Netherlands - 0.2%
ABN AMRO Bank NV, CVA (2)(a) 12,032 205,895
ASR Nederland NV (2) 5,856 287,001
EXOR NV (2) 1,855 206,436
Koninklijke Philips NV (2)* 199 3,983
NN Group NV (2) 37,057 1,710,739
Randstad NV (2) 2,474 130,641
2,544,695
Singapore - 0.1%
Genting Singapore Ltd. (2) 339,200 222,460
Jardine Cycle & Carriage Ltd. (2) 12,800 229,179
Singapore Airlines Ltd. (2) 51,100 242,189
United Overseas Bank Ltd. (2) 1,500 32,610
726,438
South Africa - 0.1%
Harmony Gold Mining Co. Ltd.,
ADR 76,194 622,505
Sweden - 0.3%
Billerud Aktiebolag (2) 835 7,493
Elekta AB, Class B (2) 1,578 11,894
Essity AB, Class B (2) 29,207 693,787
H & M Hennes & Mauritz AB, Class
B (2) 5,669 92,439
Husqvarna AB, Class B (2) 1,397 11,954
Securitas AB, Class B (2) 10,614 109,420
Skandinaviska Enskilda Banken
AB, Class A (2) 38,144 516,757
Skanska AB, Class B (2) 2,465 43,898
SKF AB, Class B (2) 12,716 259,595
SSAB AB, Class B (2) 62,066 458,274
Svenska Handelsbanken AB, Class
A (2) 7,672 77,564
Swedbank AB, Class A (2) 6,751 133,992
Trelleborg AB, Class B (2) 1,058 37,832
Volvo Car AB, Class B (2)* 112,186 424,735
2,879,634

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 0.2%
ABB Ltd. (Registered) (2) 5,107 236,915
Adecco Group AG (Registered) (2) 9,151 362,034
DKSH Holding AG 3,082 209,659
Flughafen Zurich AG (Registered)
(2) 523 118,758
Helvetia Holding AG (Registered)
(2) 19 2,620
Logitech International SA
(Registered) (2) 3,467 310,676
Novartis AG (Registered) (2) 7,623 738,351
Schindler Holding AG (2) 732 184,258
Swatch Group AG (The) (2) 195 45,490
2,208,761
United States - 10.6%
3M Co. 3,672 389,489
A O Smith Corp. 24 2,147
Adient plc * 1,370 45,100
Adobe, Inc. * 89 44,909
ADT, Inc. 38,531 258,928
AECOM 176 17,262
Aflac, Inc. 12,309 1,056,851
AGCO Corp. 6,982 858,926
Agilent Technologies, Inc. 152 22,118
Akamai Technologies, Inc. * 45 4,894
Ally Financial, Inc. 19,754 801,815
Altria Group, Inc. 209 9,117
Amdocs Ltd. 73 6,597
American Financial Group, Inc. 2,402 327,825
Amkor Technology, Inc. 130 4,191
Analog Devices, Inc. 89 17,603
APA Corp. 48,554 1,669,287
Aramark 14,511 471,898
Arch Capital Group Ltd. * 6,591 609,272
Arrow Electronics, Inc. * 217 28,093
ASGN, Inc. * 1,475 154,521
Assurant, Inc. 5,589 1,052,073
Assured Guaranty Ltd. 9,814 856,272
AT&T, Inc. 1,810 31,856
Avantor, Inc. * 89 2,276
Avient Corp. 283 12,282
Avnet, Inc. 7,114 352,712
Axis Capital Holdings Ltd. 5,349 347,792
Baker Hughes Co., Class A 74,461 2,494,444
Bank of New York Mellon Corp.
(The) 3,237 186,516
Bank OZK 16,492 749,726
BellRing Brands, Inc. * 1,301 76,798
Berry Global Group, Inc. 7,985 482,933
Black Hills Corp. 169 9,227
BorgWarner, Inc. 3 104
Boston Beer Co., Inc. (The), Class
A * 300 91,326
Brink's Co. (The) 50 4,619
Bristol-Myers Squibb Co. 655 35,521
Bunge Global SA 859 88,065
BWX Technologies, Inc. 4,504 462,200
Cabot Corp. 2,761 254,564
CACI International, Inc., Class A * 452 171,231
Caesars Entertainment, Inc. * 1,743 76,239
INVESTMENTS SHARES VALUE ($)
United States - 10.6% (continued)
Capital One Financial Corp. 11,157 1,661,166
Cardinal Health, Inc. 5,293 592,287
Centene Corp. * 8,865 695,725
ChampionX Corp. 3,484 125,041
Chesapeake Energy Corp. 8,883 789,077
Chevron Corp. 1,302 205,377
Chord Energy Corp. 8,072 1,438,753
Chubb Ltd. 4,814 1,247,452
Cincinnati Financial Corp. 7,343 911,780
Cirrus Logic, Inc. * 46 4,258
Citigroup, Inc. 12,811 810,168
Civitas Resources, Inc. 2,139 162,371
Cleveland-Cliffs, Inc. * 20,026 455,391
CNA Financial Corp. 9,932 451,111
CNO Financial Group, Inc. 23,439 644,104
CNX Resources Corp. * 41,297 979,565
Cognizant Technology Solutions
Corp., Class A 1 73
Columbia Sportswear Co. 451 36,612
Comcast Corp., Class A 3,482 150,945
Comfort Systems USA, Inc. 1,025 325,653
Commercial Metals Co. 5,193 305,193
CommVault Systems, Inc. * 318 32,255
Concentrix Corp. 2,747 181,906
Corebridge Financial, Inc. 51,413 1,477,095
Curtiss-Wright Corp. 1,275 326,324
CVS Health Corp. 2,337 186,399
Darden Restaurants, Inc. 262 43,793
Dell Technologies, Inc., Class C 361 41,194
DENTSPLY SIRONA, Inc. 543 18,022
Devon Energy Corp. 388 19,470
DocuSign, Inc., Class A * 225 13,399
Dropbox, Inc., Class A * 31,008 753,494
Dun & Bradstreet Holdings, Inc. 12,319 123,683
DXC Technology Co. * 19,633 416,416
Dynatrace, Inc. * 2,662 123,623
Eastman Chemical Co. 1,381 138,404
Electronic Arts, Inc. 84 11,144
EnerSys 7,968 752,657
Entergy Corp. 1,285 135,799
Envista Holdings Corp. * 641 13,705
EOG Resources, Inc. 8,697 1,111,824
Equitable Holdings, Inc. 58,913 2,239,283
Erie Indemnity Co., Class A 62 24,897
Essent Group Ltd. 3,280 195,193
Euronet Worldwide, Inc. * 642 70,575
Everest Group Ltd. 3,674 1,460,415
Expedia Group, Inc. * 3,202 441,076
Federated Hermes, Inc., Class B 36,360 1,313,323
Fidelity National Financial, Inc. 4,556 241,924
Fidelity National Information
Services, Inc. 2,441 181,073
First Citizens BancShares, Inc.,
Class A 118 192,930
Flowserve Corp. 8,663 395,726
Fluor Corp. * 1,955 82,657
FNB Corp. 24,090 339,669
Fortive Corp. 887 76,300
Fortune Brands Innovations, Inc. 310 26,248
Fox Corp., Class A 98 3,064

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 10.6% (continued)
Franklin Resources, Inc. 242 6,803
Gartner, Inc. * 182 86,754
Generac Holdings, Inc. * 108 13,623
General Dynamics Corp. 2,098 592,664
General Motors Co. 78,352 3,553,262
Gilead Sciences, Inc. 2,189 160,344
Global Payments, Inc. 207 27,668
GLOBALFOUNDRIES, Inc. * 35 1,824
Globe Life, Inc. 9,211 1,071,884
GoDaddy, Inc., Class A * 762 90,434
Goldman Sachs Group, Inc. (The) 1,090 455,282
Graham Holdings Co., Class B 296 227,233
Grand Canyon Education, Inc. * 2,190 298,300
Halliburton Co. 67,082 2,644,372
Hancock Whitney Corp. 1,784 82,135
Hartford Financial Services Group,
Inc. (The) 7,426 765,249
Hawaiian Electric Industries, Inc. 12,482 140,672
Henry Schein, Inc. * 259 19,560
Hertz Global Holdings, Inc. * 86,413 676,614
Hexcel Corp. 1,965 143,150
HF Sinclair Corp. 12,522 755,953
Holcim AG (2) 316 28,629
HP, Inc. 31,510 952,232
Huntington Ingalls Industries, Inc. 3,746 1,091,847
IAC, Inc. * 1,244 66,355
Incyte Corp. * 952 54,235
Ingredion, Inc. 789 92,195
Integra LifeSciences Holdings
Corp. * 443 15,704
International Bancshares Corp. 4,853 272,447
Interpublic Group of Cos., Inc. (The) 477 15,565
IPG Photonics Corp. * 1,108 100,485
IQVIA Holdings, Inc. * 348 88,006
Jabil, Inc. 5,273 706,318
Jacobs Solutions, Inc. 959 147,427
Janus Henderson Group plc 13,323 438,193
Jazz Pharmaceuticals plc * 4,377 527,078
JB Hunt Transport Services, Inc. 11 2,192
Johnson & Johnson 674 106,620
Jones Lang LaSalle, Inc. * 469 91,497
KB Home 4,893 346,816
Knife River Corp. * 14,965 1,213,362
Knight-Swift Transportation
Holdings, Inc., Class A 345 18,982
Kohl's Corp. 23,157 675,027
Kraft Heinz Co. (The) 4,690 173,061
Kroger Co. (The) 1,664 95,064
L3Harris Technologies, Inc. 4,811 1,025,224
Landstar System, Inc. 10 1,928
Lantheus Holdings, Inc. * 16,780 1,044,387
Las Vegas Sands Corp. 1,028 53,148
Lear Corp. 353 51,143
Leidos Holdings, Inc. 2,549 334,148
Lennox International, Inc. 84 41,056
Liberty Media Corp-Liberty
SiriusXM * 15,110 448,918
Lincoln National Corp. 18,024 575,506
Littelfuse, Inc. 124 30,051
Lockheed Martin Corp. 2,357 1,072,129
INVESTMENTS SHARES VALUE ($)
United States - 10.6% (continued)
Loews Corp. 7,736 605,651
LyondellBasell Industries NV, Class
A 475 48,583
M&T Bank Corp. 5,954 865,950
ManpowerGroup, Inc. 7,701 597,906
Marathon Oil Corp. 51,372 1,455,882
Markel Group, Inc. * 177 269,302
Masco Corp. 4,451 351,095
Match Group, Inc. * 828 30,040
Maximus, Inc. 484 40,608
Medtronic plc 181 15,774
MetLife, Inc. 22,457 1,664,288
MGIC Investment Corp. 9,787 218,837
Mohawk Industries, Inc. * 2,362 309,162
Molson Coors Beverage Co., Class
B 2,770 186,283
Mosaic Co. (The) 24,052 780,728
MSC Industrial Direct Co., Inc.,
Class A 2,672 259,291
Murphy Oil Corp. 19,999 913,954
Murphy USA, Inc. 348 145,882
National Fuel Gas Co. 879 47,220
NCR Voyix Corp. * 11,749 148,390
Neurocrine Biosciences, Inc. * 1 138
NewMarket Corp. 671 425,830
NiSource, Inc. 931 25,751
Nordstrom, Inc. 3,118 63,202
Northern Trust Corp. 875 77,805
Northrop Grumman Corp. 509 243,638
NOV, Inc. 148,027 2,889,486
Old National Bancorp 42,283 736,147
Old Republic International Corp. 7,166 220,140
ON Semiconductor Corp. * 1,980 145,629
OneMain Holdings, Inc. 8,918 455,621
Organon & Co. 4,353 81,836
Oshkosh Corp. 5,616 700,371
Ovintiv, Inc. 28,820 1,495,758
PBF Energy, Inc., Class A 11,869 683,298
Penske Automotive Group, Inc. 53 8,585
Petco Health & Wellness Co., Inc.,
Class A * 27,477 62,648
Phillips 66 2,638 430,891
Pinnacle Financial Partners, Inc. 4,577 393,073
Playtika Holding Corp. 22,315 157,321
Popular, Inc. 7,583 667,986
Premier, Inc., Class A 9,809 216,779
Prudential Financial, Inc. 18,160 2,131,984
Pure Storage, Inc., Class A * 681 35,405
Qorvo, Inc. * 72 8,268
Qualys, Inc. * 27 4,505
QuidelOrtho Corp. * 911 43,673
Rambus, Inc. * 451 27,876
Reinsurance Group of America, Inc. 2,135 411,799
RenaissanceRe Holdings Ltd. 4,390 1,031,782
Reynolds Consumer Products, Inc. 1,769 50,523
RingCentral, Inc., Class A * 317 11,013
Robert Half, Inc. 2,960 234,669
Roche Holding AG (2) 249 63,574
Roivant Sciences Ltd. * 12,399 130,685
Royalty Pharma plc, Class A 1,244 37,780

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 10.6% (continued)
RTX Corp. 973 94,897
SBA Communications Corp., REIT 1,951 422,782
Schneider National, Inc., Class B 3,074 69,595
Science Applications International
Corp. 1,816 236,788
Seaboard Corp. 92 296,601
SEI Investments Co. 1,094 78,659
Selective Insurance Group, Inc. 321 35,044
Sensata Technologies Holding plc 61 2,241
Signify NV (2)(a) 13,657 420,424
Skechers USA, Inc., Class A * 443 27,138
Skyworks Solutions, Inc. 1,958 212,091
Snap-on, Inc. 55 16,292
Sonoco Products Co. 1,885 109,028
State Street Corp. 581 44,923
Stellantis NV (2)(b) 187,591 5,329,280
Stifel Financial Corp. 5,910 461,985
Super Micro Computer, Inc. * 446 450,473
Swiss Re AG (2) 9,910 1,274,772
Synaptics, Inc. * 201 19,610
Synchrony Financial 30,422 1,311,797
Synovus Financial Corp. 8,401 336,544
T. Rowe Price Group, Inc. 539 65,715
TD SYNNEX Corp. 4,884 552,380
TE Connectivity Ltd. 492 71,458
TEGNA, Inc. 20,725 309,632
Teladoc Health, Inc. * 2,862 43,216
Teleflex, Inc. 82 18,546
Tenaris SA (2)(b) 473,466 9,361,008
Teradata Corp. * 453 17,518
Terex Corp. 3,924 252,706
Textron, Inc. 2,327 223,229
Thermo Fisher Scientific, Inc. 52 30,223
Toll Brothers, Inc. 2,386 308,677
TransDigm Group, Inc. 66 81,286
Travelers Cos., Inc. (The) 3,974 914,576
Twilio, Inc., Class A * 144 8,806
United Airlines Holdings, Inc. * 23,810 1,140,023
United Rentals, Inc. 78 56,247
Unum Group 20,023 1,074,434
Vail Resorts, Inc. 18 4,011
Valero Energy Corp. 2,854 487,149
Valley National Bancorp 142,160 1,131,594
Verizon Communications, Inc. 1,651 69,276
Vestis Corp. 5,291 101,958
Viatris, Inc. 1,203 14,364
Victoria's Secret & Co. * 59,308 1,149,389
Voya Financial, Inc. 18,392 1,359,537
Vulcan Materials Co. 737 201,142
W R Berkley Corp. 2,415 213,583
Walgreens Boots Alliance, Inc. 10,180 220,804
Western Union Co. (The) 36,234 506,551
Westinghouse Air Brake
Technologies Corp. 213 31,030
Whirlpool Corp. 520 62,208
Woodward, Inc. 1,832 282,348
Xcel Energy, Inc. 14 753
YETI Holdings, Inc. * 2,071 79,837
Ziff Davis, Inc. * 522 32,907
Zions Bancorp NA 14,931 648,005
INVESTMENTS SHARES VALUE ($)
United States - 10.6% (continued)
Zoom Video Communications, Inc.,
Class A * 5,086 332,472
119,717,292
TOTAL COMMON STOCKS
(Cost $192,801,953) 215,583,017
PREFERRED STOCKS - 0.0% †
Brazil - 0.0% †
Cia Energetica de Minas Gerais
(Cost $83,887) 33,750 83,363
SHORT-TERM INVESTMENTS - 79.1%
INVESTMENT COMPANIES - 34.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.16% (c)(d) 27,830,466 27,830,466
Limited Purpose Cash Investment
Fund, 5.33% (c)(e) 359,382,880 359,239,126
TOTAL INVESTMENT COMPANIES
(Cost $387,015,267) 387,069,592
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 44.6%
U.S. Treasury Bills
5.49%, 4/4/2024 (2)(f) $ 26,548,000 26,536,515
5.48%, 4/18/2024 (2)(f)(g) 35,163,000 35,075,597
5.47%, 4/25/2024 (2)(f)(g) 59,823,000 59,613,345
5.40%, 5/9/2024 (2)(f)(g) 15,721,000 15,633,564
5.41%, 5/16/2024 (2)(f)(g) 38,982,000 38,727,210
5.37%, 5/23/2024 (2)(f)(g) 17,668,000 17,534,043
5.16%, 7/11/2024 (2)(f)(g) 22,873,000 22,542,838
5.18%, 8/8/2024 (2)(f)(g) 47,692,000 46,816,370
5.20%, 8/15/2024 (2)(f)(g) 35,433,000 34,749,287
5.24%, 8/22/2024 (2)(f)(g) 1,265,000 1,239,215
5.27%, 8/29/2024 (2)(f)(g) 13,976,000 13,678,442
5.24%, 9/5/2024 (2)(f) 16,347,000 15,982,061
5.23%, 9/12/2024 (2)(f)(g) 83,610,000 81,666,699
5.27%, 9/19/2024 (2)(f)(g) 56,362,000 54,991,723
5.24%, 9/26/2024 (2)(f) 36,318,000 35,398,889
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $500,207,718) 500,185,798
TOTAL SHORT-TERM INVESTMENTS
(Cost $887,222,985) 887,255,390
TOTAL LONG POSITIONS
(Cost $1,080,108,825) 1,102,921,770
SHARES
SHORT POSITIONS - (17.2)%
COMMON STOCKS - (17.1)%
Belgium - (0.0)% †
Elia Group SA/NV (2) (1) (108)
Lotus Bakeries NV (21) (202,770)
UCB SA (2) (1,052) (129,866)
(332,744)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Brazil - (0.1)%
Wheaton Precious Metals Corp. (16,987) (800,096)
Canada - (0.3)%
Brookfield Corp., Class A (50) (2,092)
Brookfield Infrastructure Corp.,
Class A (8,742) (314,946)
Cameco Corp. (2,524) (109,267)
Canadian Pacific Kansas City Ltd. (8) (705)
Cenovus Energy, Inc. (16,887) (337,603)
Element Fleet Management Corp. (4,311) (69,667)
Enbridge, Inc. (2,110) (76,250)
Franco-Nevada Corp. (8,801) (1,048,673)
Gildan Activewear, Inc. (219) (8,128)
Hydro One Ltd. (a) (6,806) (198,470)
Nuvei Corp. (a) (13,829) (437,162)
Pan American Silver Corp. (6,187) (93,270)
Pembina Pipeline Corp. (1,946) (68,686)
PrairieSky Royalty Ltd. (1) (20)
RB Global, Inc. (4,692) (357,369)
TC Energy Corp. (2,164) (86,972)
Teck Resources Ltd., Class B (1,969) (90,124)
TMX Group Ltd. (136) (3,587)
(3,302,991)
Chile - (0.0)% †
Lundin Mining Corp. (12,209) (124,925)
Sociedad Quimica y Minera de
Chile SA, ADR (6,510) (320,031)
(444,956)
Finland - (0.1)%
Metso OYJ (2) (27,230) (323,462)
Neste OYJ (2) (4,597) (124,649)
Orion OYJ, Class B (2) (4,429) (165,099)
Sampo OYJ, Class A (2) (816) (34,807)
Stora Enso OYJ, Class R (2) (8,735) (121,469)
(769,486)
Germany - (0.4)%
Beiersdorf AG (2) (1,689) (245,914)
Carl Zeiss Meditec AG (2) (2,757) (344,144)
Covestro AG (2)(a) (11,841) (647,702)
CTS Eventim AG & Co. KGaA (2) (86) (7,647)
Deutsche Post AG (2) (6,994) (301,423)
E.ON SE (2) (197,788) (2,753,590)
Infineon Technologies AG (2) (12,973) (441,154)
Siemens Healthineers AG (2)(a) (3,676) (224,815)
Symrise AG, Class A (2) (37) (4,429)
(4,970,818)
Italy - (3.9)%
Amplifon SpA (2) (66,680) (2,430,665)
Banca Generali SpA (2) (25,066) (996,019)
Brunello Cucinelli SpA (2) (27,830) (3,180,627)
Davide Campari-Milano NV (2) (537,013) (5,396,967)
DiaSorin SpA (2) (23,229) (2,241,710)
Enel SpA (2) (244,375) (1,613,241)
ERG SpA (2) (91,036) (2,285,547)
Ferrari NV (2) (5,202) (2,268,257)
FinecoBank Banca Fineco SpA (2) (61,120) (915,382)
INVESTMENTS SHARES VALUE ($)
Italy - (3.9)% (continued)
Infrastrutture Wireless Italiane SpA
(2)(a) (246,474) (2,796,979)
Interpump Group SpA (2) (24,401) (1,189,228)
Mediobanca Banca di Credito
Finanziario SpA (2) (33,474) (498,812)
Moncler SpA (2) (59,786) (4,461,276)
Nexi SpA (2)(a) (68,824) (436,057)
Recordati Industria Chimica e
Farmaceutica SpA (2) (38,533) (2,127,706)
Reply SpA (2) (3,100) (438,687)
Snam SpA (2) (1,071,202) (5,057,899)
Telecom Italia SpA (4,619,118) (1,121,749)
Terna - Rete Elettrica Nazionale (2) (458,519) (3,789,985)
(43,246,793)
Japan - (1.7)%
Advantest Corp. (2) (17,700) (786,285)
Aeon Co. Ltd. (2) (600) (14,233)
Ajinomoto Co., Inc. (2) (11,400) (425,717)
Allegro MicroSystems, Inc. (6,615) (178,340)
Asahi Intecc Co. Ltd. (2) (18,200) (318,860)
Asics Corp. (2) (600) (28,403)
Astellas Pharma, Inc. (2) (20,100) (215,929)
Azbil Corp. (2) (500) (13,833)
Bandai Namco Holdings, Inc. (2) (30,900) (573,354)
BayCurrent Consulting, Inc. (2) (8,700) (171,011)
Calbee, Inc. (1,800) (40,571)
Chugai Pharmaceutical Co. Ltd. (2) (1,700) (64,966)
CyberAgent, Inc. (2) (46,700) (339,633)
Daifuku Co. Ltd. (2) (10,300) (246,885)
Daiichi Sankyo Co. Ltd. (2) (3,900) (124,094)
Denso Corp. (2) (4,800) (91,928)
Eisai Co. Ltd. (2) (12,800) (527,217)
FANUC Corp. (2) (10,900) (304,072)
Fukuoka Financial Group, Inc. (2) (1,200) (32,034)
Hamamatsu Photonics KK (2) (5,800) (204,487)
Hoya Corp. (2) (3,500) (437,748)
Ibiden Co. Ltd. (2) (18,800) (841,991)
Isetan Mitsukoshi Holdings Ltd. (2) (6,000) (97,380)
Japan Tobacco, Inc. (2) (2,000) (53,324)
Kadokawa Corp. (2) (6,600) (115,964)
Kawasaki Heavy Industries Ltd. (2) (7,000) (230,002)
Keyence Corp. (2) (3,000) (1,392,783)
Kobe Bussan Co. Ltd. (2) (900) (22,053)
Kurita Water Industries Ltd. (2) (1,100) (45,606)
Kyoto Financial Group, Inc. (2) (5,800) (104,672)
Lasertec Corp. (2) (1,100) (313,533)
M3, Inc. (2) (102,200) (1,470,796)
Marui Group Co. Ltd. (2) (6,700) (107,390)
MatsukiyoCocokara & Co. (2) (2,700) (43,354)
Mercari, Inc. (2) (15,600) (199,407)
Murata Manufacturing Co. Ltd. (2) (100) (1,870)
NIDEC Corp. (2) (2,200) (91,232)
Nikon Corp. (2) (11,600) (117,419)
Nippon Prologis REIT, Inc., REIT
(2) (20) (35,628)
Niterra Co. Ltd. (2) (1,900) (63,080)
Nomura Research Institute Ltd. (2) (600) (16,949)
NTT Data Group Corp. (2) (2,800) (44,514)
Olympus Corp. (2) (6,100) (87,830)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (1.7)% (continued)
Omron Corp. (2) (37,100) (1,328,441)
Oriental Land Co. Ltd. (2) (5,500) (176,196)
Rakuten Group, Inc. (2) (6,900) (39,165)
Recruit Holdings Co. Ltd. (2) (4,200) (184,409)
Resona Holdings, Inc. (2) (16,600) (102,330)
Resonac Holdings Corp. (2) (100) (2,330)
Rinnai Corp. (2) (7,600) (174,452)
Seibu Holdings, Inc. (2) (3,700) (57,833)
Seven & i Holdings Co. Ltd. (2) (50,400) (734,625)
SG Holdings Co. Ltd. (2) (9,700) (122,840)
SHIFT, Inc. (2) (3,600) (573,741)
Shimadzu Corp. (2) (200) (5,571)
Shimano, Inc. (2) (6,200) (922,334)
Shiseido Co. Ltd. (2) (3,800) (104,274)
SMC Corp. (2) (900) (507,744)
Socionext, Inc. (2) (3,600) (98,334)
SoftBank Corp. (2) (3,900) (50,212)
SoftBank Group Corp. (2) (700) (41,570)
Sony Group Corp. (2) (700) (60,026)
Sumitomo Chemical Co. Ltd. (2) (222,100) (481,224)
Taiyo Yuden Co. Ltd. (2) (14,300) (338,547)
Tokyo Electron Ltd. (2) (100) (26,045)
Toyota Motor Corp. (2) (8,000) (202,200)
Unicharm Corp. (2) (20,400) (649,460)
Yamaha Corp. (2) (500) (10,792)
Yaskawa Electric Corp. (2) (10,300) (438,519)
ZOZO, Inc. (2) (29,500) (732,185)
(18,801,776)
Mexico - (0.0)% †
Cemex SAB de CV, ADR (13,950) (125,690)
Netherlands - (0.1)%
Adyen NV (2)(a) (5) (8,446)
Argenx SE (2) (795) (313,447)
ASML Holding NV (2) (259) (251,091)
Heineken NV (2) (1,635) (157,626)
Universal Music Group NV (2) (121) (3,636)
(734,246)
Singapore - (0.3)%
CapitaLand Investment Ltd. (2) (124,600) (247,250)
Grab Holdings Ltd., Class A (41,742) (131,070)
Keppel Ltd. (2) (23,100) (125,527)
Sea Ltd., ADR (50,357) (2,704,674)
Singapore Telecommunications
Ltd. (2) (104,100) (195,637)
(3,404,158)
South Africa - (0.0)% †
Sibanye Stillwater Ltd., ADR (4,945) (23,291)
South Korea - (0.1)%
Delivery Hero SE (2)(a) (45,853) (1,311,140)
Sweden - (0.1)%
AddTech AB, Class B (2) (2,571) (58,491)
Atlas Copco AB, Class A (2) (3,449) (58,249)
Boliden AB (2) (5,615) (155,915)
Electrolux AB, Class B (2) (9,687) (86,496)
Epiroc AB, Class A (2) (1) (19)
INVESTMENTS SHARES VALUE ($)
Sweden - (0.1)% (continued)
Hexagon AB, Class B (2) (5,926) (70,051)
Holmen AB, Class B (2) (44) (1,790)
Indutrade AB (2) (33) (899)
Lifco AB, Class B (2) (9,316) (243,281)
Sagax AB, Class B (2) (14,797) (390,348)
Swedish Orphan Biovitrum AB (12,455) (310,909)
Telia Co. AB (2) (10,238) (26,240)
(1,402,688)
Switzerland - (0.3)%
Avolta AG (2) (8,594) (357,831)
Banque Cantonale Vaudoise
(Registered) (2) (256) (29,782)
Barry Callebaut AG (Registered) (2) (162) (235,321)
Belimo Holding AG (Registered) (2) (229) (112,390)
Chocoladefabriken Lindt &
Spruengli AG (2) (31) (371,034)
Cie Financiere Richemont SA
(Registered) (2) (1,498) (228,056)
DSM-Firmenich AG (2) (1,621) (184,360)
EMS-Chemie Holding AG
(Registered) (2) (7) (5,365)
Galenica AG (2)(a) (297) (24,783)
Givaudan SA (Registered) (2) (20) (89,035)
Julius Baer Group Ltd. (2) (676) (39,207)
Lonza Group AG (Registered) (2) (682) (407,562)
Partners Group Holding AG (2) (65) (92,852)
SIG Group AG (2) (25,624) (568,193)
Sika AG (Registered) (2) (1,380) (410,620)
Straumann Holding AG
(Registered) (2) (1,270) (202,638)
Swiss Life Holding AG (Registered)
(2) (460) (322,641)
(3,681,670)
United Kingdom - (0.0)% †
Anglogold Ashanti plc (9,358) (207,748)
United States - (9.6)%
10X Genomics, Inc., Class A (46,426) (1,742,367)
Acadia Healthcare Co., Inc. (204) (16,161)
Advance Auto Parts, Inc. (2,132) (181,412)
Advanced Micro Devices, Inc. (704) (127,065)
Affirm Holdings, Inc., Class A (877) (32,677)
agilon health, Inc. (9,925) (60,543)
Air Products and Chemicals, Inc. (243) (58,872)
Airbnb, Inc., Class A (6,206) (1,023,742)
Alaska Air Group, Inc. (803) (34,521)
Albemarle Corp. (2,982) (392,849)
Alcoa Corp. (15,159) (512,223)
Alnylam Pharmaceuticals, Inc. (415) (62,022)
Amazon.com, Inc. (1,637) (295,282)
Ameren Corp. (2,805) (207,458)
American Airlines Group, Inc. (422) (6,478)
American Electric Power Co., Inc. (175) (15,068)
American Tower Corp., REIT (8,438) (1,667,263)
American Water Works Co., Inc. (6,930) (846,915)
Amgen, Inc. (5,411) (1,538,456)
Amphenol Corp., Class A (21) (2,422)
Aon plc, Class A (60) (20,023)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (9.6)% (continued)
Apellis Pharmaceuticals, Inc. (9,499) (558,351)
Apollo Global Management, Inc. (11,892) (1,337,255)
Arcadium Lithium plc (305,902) (1,318,438)
Arista Networks, Inc. (1,181) (342,466)
Arrowhead Pharmaceuticals, Inc. (17,948) (513,313)
Arthur J Gallagher & Co. (134) (33,505)
Aspen Technology, Inc. (2,065) (440,423)
Atlassian Corp., Class A (5,361) (1,045,985)
Automatic Data Processing, Inc. (196) (48,949)
AvalonBay Communities, Inc., REIT (1,219) (226,198)
Ball Corp. (2,907) (195,816)
Bank of America Corp. (762) (28,895)
Bentley Systems, Inc., Class B (676) (35,301)
BILL Holdings, Inc. (2,554) (175,511)
BioMarin Pharmaceutical, Inc. (709) (61,924)
Bio-Rad Laboratories, Inc., Class A (338) (116,904)
Bio-Techne Corp. (9,369) (659,484)
Blackstone, Inc. (41,386) (5,436,878)
Block, Inc., Class A (62) (5,244)
Boeing Co. (The) (11,138) (2,149,522)
Broadridge Financial Solutions, Inc. (13) (2,663)
Brookfield Renewable Corp., Class
A (10,305) (252,880)
Brown-Forman Corp., Class B (343) (17,706)
Brunswick Corp. (6,487) (626,125)
CDW Corp. (1,936) (495,190)
Celsius Holdings, Inc. (8,258) (684,753)
Certara, Inc. (20,675) (369,669)
CH Robinson Worldwide, Inc. (5,548) (422,425)
Charles Schwab Corp. (The) (276) (19,966)
Charter Communications, Inc.,
Class A (178) (51,732)
Chemed Corp. (24) (15,406)
Cheniere Energy, Inc. (242) (39,030)
Chipotle Mexican Grill, Inc., Class A (24) (69,762)
Church & Dwight Co., Inc. (1,034) (107,857)
Churchill Downs, Inc. (719) (88,976)
Clearway Energy, Inc., Class C (4,811) (110,894)
Cloudflare, Inc., Class A (218) (21,109)
CNH Industrial NV (2) (19,351) (249,707)
CNH Industrial NV (59,761) (774,503)
Cognex Corp. (19,468) (825,833)
Coherent Corp. (151) (9,154)
Confluent, Inc., Class A (2,292) (69,952)
Constellation Brands, Inc., Class A (378) (102,725)
Constellation Energy Corp. (958) (177,086)
Cooper Cos., Inc. (The) (338) (34,293)
CoStar Group, Inc. (4,071) (393,259)
Crocs, Inc. (3,468) (498,698)
CubeSmart, REIT (5,593) (252,915)
Dayforce, Inc. (2,916) (193,068)
Deere & Co. (211) (86,666)
Dexcom, Inc. (10,084) (1,398,651)
Digital Realty Trust, Inc., REIT (1,694) (244,004)
Dollar General Corp. (89) (13,889)
Dollar Tree, Inc. (10,782) (1,435,623)
DoubleVerify Holdings, Inc. (4,044) (142,187)
Doximity, Inc., Class A (19,705) (530,262)
Driven Brands Holdings, Inc. (27,313) (431,272)
DuPont de Nemours, Inc. (163) (12,497)
INVESTMENTS SHARES VALUE ($)
United States - (9.6)% (continued)
East West Bancorp, Inc. (45) (3,560)
Edwards Lifesciences Corp. (6,043) (577,469)
Elanco Animal Health, Inc. (4,218) (68,669)
elf Beauty, Inc. (18,784) (3,682,227)
Eli Lilly & Co. (1,157) (900,100)
Enphase Energy, Inc. (1,187) (143,603)
Equifax, Inc. (90) (24,077)
Equitrans Midstream Corp. (2,016) (25,180)
Essex Property Trust, Inc., REIT (953) (233,304)
Estee Lauder Cos., Inc. (The),
Class A (4,927) (759,497)
Etsy, Inc. (2,810) (193,103)
Eversource Energy (5,300) (316,781)
Exact Sciences Corp. (1,653) (114,156)
Expeditors International of
Washington, Inc. (19,787) (2,405,505)
Extra Space Storage, Inc., REIT (2,638) (387,786)
Exxon Mobil Corp. (894) (103,919)
FedEx Corp. (1,160) (336,098)
Five Below, Inc. (1,777) (322,312)
Five9, Inc. (9,688) (601,722)
Fox Factory Holding Corp. (20,145) (1,048,950)
Frontier Communications Parent,
Inc. (11,727) (287,312)
General Mills, Inc. (534) (37,364)
Genuine Parts Co. (390) (60,423)
GFL Environmental, Inc. (8,563) (295,285)
Glacier Bancorp, Inc. (2,489) (100,257)
Globant SA (772) (155,867)
Globus Medical, Inc., Class A (7,446) (399,403)
Graphic Packaging Holding Co. (1,732) (50,540)
GXO Logistics, Inc. (573) (30,804)
Hasbro, Inc. (3,612) (204,150)
HashiCorp, Inc., Class A (8,557) (230,611)
Hayward Holdings, Inc. (2,046) (31,324)
HealthEquity, Inc. (338) (27,591)
Hershey Co. (The) (10) (1,945)
Hilton Grand Vacations, Inc. (4,768) (225,097)
Howard Hughes Holdings, Inc. (288) (20,915)
HubSpot, Inc. (1,402) (878,437)
Hyatt Hotels Corp., Class A (713) (113,809)
IDACORP, Inc. (65) (6,038)
IDEX Corp. (52) (12,689)
Illumina, Inc. (5,453) (748,806)
Inari Medical, Inc. (39,603) (1,900,151)
Independence Realty Trust, Inc.,
REIT (34,179) (551,307)
Ingersoll Rand, Inc. (15) (1,424)
Inspire Medical Systems, Inc. (4,046) (869,040)
Insulet Corp. (7,720) (1,323,208)
Intercontinental Exchange, Inc. (129) (17,728)
International Flavors & Fragrances,
Inc. (616) (52,970)
Intuitive Surgical, Inc. (4,728) (1,886,897)
Invitation Homes, Inc., REIT (163) (5,804)
Ionis Pharmaceuticals, Inc. (8,716) (377,839)
Iridium Communications, Inc. (2,281) (59,671)
Iron Mountain, Inc., REIT (2,852) (228,759)
J M Smucker Co. (The) (1,178) (148,275)
JPMorgan Chase & Co. (273) (54,682)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (9.6)% (continued)
KBR, Inc. (27) (1,719)
Kellanova (292) (16,729)
Keysight Technologies, Inc. (9,437) (1,475,758)
KKR & Co., Inc. (2,527) (254,166)
Lamb Weston Holdings, Inc. (1,030) (109,726)
Lattice Semiconductor Corp. (8,745) (684,121)
Linde plc (256) (118,866)
LivaNova plc (85) (4,755)
LKQ Corp. (1,497) (79,955)
Lowe's Cos., Inc. (141) (35,917)
Lululemon Athletica, Inc. (114) (44,534)
Lumentum Holdings, Inc. (26,441) (1,251,981)
Lyft, Inc., Class A (23,568) (456,041)
MACOM Technology Solutions
Holdings, Inc. (2,813) (269,035)
Maravai LifeSciences Holdings,
Inc., Class A (80,273) (695,967)
MarketAxess Holdings, Inc. (1,062) (232,844)
Marriott Vacations Worldwide Corp. (55) (5,925)
Marsh & McLennan Cos., Inc. (262) (53,967)
Marvell Technology, Inc. (3,881) (275,085)
Masimo Corp. (2,906) (426,746)
MasTec, Inc. (3,774) (351,926)
Mastercard, Inc., Class A (228) (109,798)
McCormick & Co., Inc. (Non-Voting) (142) (10,907)
Mercury Systems, Inc. (4,356) (128,502)
Micron Technology, Inc. (512) (60,360)
Microsoft Corp. (419) (176,282)
Mister Car Wash, Inc. (26,590) (206,073)
Moderna, Inc. (1,616) (172,201)
Mondelez International, Inc., Class
A (157) (10,990)
MongoDB, Inc., Class A (4,487) (1,609,218)
Moody's Corp. (95) (37,338)
Motorola Solutions, Inc. (2,086) (740,488)
MP Materials Corp. (37,223) (532,289)
MSCI, Inc., Class A (188) (105,365)
Natera, Inc. (7,094) (648,817)
nCino, Inc. (3,712) (138,755)
Nestle SA (Registered) (2) (6,154) (653,862)
Netflix, Inc. (136) (82,597)
NextEra Energy, Inc. (42) (2,684)
NIKE, Inc., Class B (11,554) (1,085,845)
Norfolk Southern Corp. (552) (140,688)
Novanta, Inc. (362) (63,267)
Novocure Ltd. (24,271) (379,356)
Occidental Petroleum Corp. (1,188) (77,208)
Okta, Inc., Class A (1,342) (140,400)
ONEOK, Inc. (415) (33,271)
Option Care Health, Inc. (296) (9,928)
Oracle Corp. (1,550) (194,696)
Palo Alto Networks, Inc. (2,870) (815,453)
Paycom Software, Inc. (2,312) (460,111)
Paycor HCM, Inc. (2,042) (39,696)
Paylocity Holding Corp. (2,153) (370,015)
Peloton Interactive, Inc., Class A (172,433) (738,875)
Penn Entertainment, Inc. (34,763) (633,034)
Penumbra, Inc. (4,374) (976,189)
Pfizer, Inc. (24,710) (685,703)
Philip Morris International, Inc. (1,084) (99,316)
INVESTMENTS SHARES VALUE ($)
United States - (9.6)% (continued)
Phinia, Inc. (6,340) (243,646)
Pinterest, Inc., Class A (1,127) (39,073)
Planet Fitness, Inc., Class A (717) (44,906)
Plug Power, Inc. (547,400) (1,883,055)
PNM Resources, Inc. (409) (15,395)
PotlatchDeltic Corp., REIT (1,859) (87,410)
Power Integrations, Inc. (4,001) (286,272)
Principal Financial Group, Inc. (1,656) (142,929)
Procore Technologies, Inc. (498) (40,921)
Progyny, Inc. (5,639) (215,128)
Prologis, Inc., REIT (10,542) (1,372,779)
PTC, Inc. (150) (28,341)
Public Service Enterprise Group,
Inc. (1,293) (86,347)
QIAGEN NV (2) (54) (2,308)
Quanta Services, Inc. (578) (150,164)
QuantumScape Corp. (63,636) (400,270)
RBC Bearings, Inc. (12) (3,244)
Realty Income Corp., REIT (5,497) (297,388)
Repligen Corp. (10,655) (1,959,667)
Rexford Industrial Realty, Inc., REIT (4,502) (226,451)
Rivian Automotive, Inc., Class A (4,339) (47,512)
RLI Corp. (79) (11,729)
ROBLOX Corp., Class A (21,266) (811,936)
Rocket Cos., Inc., Class A (7,269) (105,764)
Roku, Inc., Class A (568) (37,017)
S&P Global, Inc. (346) (147,206)
SentinelOne, Inc., Class A (745) (17,366)
Service Corp. International (254) (18,849)
Silicon Laboratories, Inc. (1,912) (274,793)
Smartsheet, Inc., Class A (5,270) (202,895)
Snap, Inc., Class A (60,614) (695,849)
Snowflake, Inc., Class A (4,084) (659,974)
SoFi Technologies, Inc. (95,695) (698,574)
Sotera Health Co. (46,236) (555,294)
Southern Co. (The) (8) (574)
Spectrum Brands Holdings, Inc. (2,352) (209,352)
Spirit AeroSystems Holdings, Inc.,
Class A (25,751) (928,839)
Stericycle, Inc. (1,808) (95,372)
Sunrun, Inc. (31,348) (413,167)
Take-Two Interactive Software, Inc. (7,867) (1,168,171)
Tandem Diabetes Care, Inc. (865) (30,630)
Targa Resources Corp. (227) (25,422)
Target Corp. (736) (130,427)
Tesla, Inc. (12,403) (2,180,322)
Texas Instruments, Inc. (1,873) (326,295)
T-Mobile US, Inc. (4) (653)
Toast, Inc., Class A (16) (399)
TopBuild Corp. (86) (37,903)
Toro Co. (The) (3,568) (326,936)
TPG, Inc. (1,021) (45,639)
Tractor Supply Co. (33) (8,637)
Tradeweb Markets, Inc., Class A (11) (1,146)
Trimble, Inc. (1,115) (71,761)
Truist Financial Corp. (15,497) (604,073)
Ubiquiti, Inc. (2,947) (341,410)
UGI Corp. (589) (14,454)
Ultragenyx Pharmaceutical, Inc. (156) (7,284)
United Parcel Service, Inc., Class B (8,394) (1,247,600)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (9.6)% (continued)
UnitedHealth Group, Inc. (1,317) (651,520)
Unity Software, Inc. (36,467) (973,669)
Universal Display Corp. (1,225) (206,351)
Vertiv Holdings Co., Class A (546) (44,592)
VF Corp. (11,103) (170,320)
Virtu Financial, Inc., Class A (27) (554)
Visa, Inc., Class A (5,294) (1,477,450)
Walt Disney Co. (The) (119) (14,561)
Waste Connections, Inc. (132) (22,705)
Waste Management, Inc. (785) (167,323)
Waters Corp. (154) (53,011)
WEC Energy Group, Inc. (8,298) (681,432)
Welltower, Inc., REIT (3,580) (334,515)
West Pharmaceutical Services, Inc. (4,721) (1,868,146)
WillScot Mobile Mini Holdings Corp. (2,402) (111,693)
Wingstop, Inc. (40) (14,656)
Wolfspeed, Inc. (26,689) (787,326)
XPO, Inc. (162) (19,769)
Zebra Technologies Corp., Class A (1,820) (548,621)
Zillow Group, Inc., Class C (7,744) (377,752)
Zoetis, Inc., Class A (2,800) (473,788)
(106,733,020)
Zambia - (0.1)%
First Quantum Minerals Ltd. (104,711) (1,125,534)
TOTAL COMMON STOCKS
(Proceeds $(193,291,029)) (191,418,845)
PREFERRED STOCKS - (0.1)%
Germany - (0.1)%
Dr Ing hc F Porsche AG
(Preference) (2)(a)
(Proceeds $(1,296,516)) (12,937) (1,286,687)
TOTAL SHORT POSITIONS
(Proceeds $(194,587,545)) (192,705,532)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 81.1%
(Cost $885,521,280) 910,216,238
OTHER ASSETS IN EXCESS OF
LIABILITIES - 18.9% ‡ 211,507,446
NET ASSETS - 100.0% 1,121,723,684
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (9,139,410) (0.8) %
Consumer Discretionary (8,481,267) (0.8)
Consumer Staples (13,047,406) (1.2)
Energy 36,913,222 3.3
Financials 64,121,708 5.7
Health Care (33,004,417) (2.9)
Industrials 12,742,201 1.1
Information Technology (19,334,584) (1.7)
Materials 5,976,300 0.5
Real Estate (5,755,773) (0.5)
Utilities (8,029,726) (0.7)
Investment Companies 387,069,592 34.5
U.S. Treasury Obligations 500,185,798 44.6
Total Investments In Securities
At Value 910,216,238 81.1
Other Assets in Excess of
Liabilities ‡ 211,507,446 18.9
Net Assets
$ 1,121,723,684 100.0%

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2024 amounted to $(5,199,661), which represents (0.46)% of net assets of the Fund.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at March 31,
2024 amounted to $54,576,742; additional securities sold but not yet settled totaling $2,032,901 were also segregated. Securities sold short with a total value of $152,955,611 have not settled as of March 31, 2024 and therefore securities have yet to be segregated for these obligations.
(c) Represents 7-day effective yield as of March 31, 2024.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended March 31, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2024
Shares
Held At
3/31/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 32.0%
INVESTMENT COMPANIES - 32.0%
Limited Purpose
Cash Investment
Fund,
5.33% (a)
(Cost $359,184,801) $265,947,113 $415,052,414 $(321,768,401) $(12,601) $20,601 $359,239,126 359,382,880 $4,497,081 $–
(a) Represents 7-day effective yield as of March 31, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Forward effective interest rate swap contracts outstanding as of March 31, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 3.50% Semi 6/21/2034 CAD 25,000,000 $ 101,097 $ 8,056 $ 109,153
Pay 1D CORRA Semi 3.50% Semi 9/20/2034 CAD 62,500,000 464,999 (60,358) 404,641
Pay 1D SARON Annual 1.00% Annual 6/17/2026 CHF 44,000,000 (31,351) 31,901 550
Pay 1D SARON Annual 1.00% Annual 9/16/2026 CHF 710,200,000 288,785 263,202 551,987
Pay 1D SOFR Annual 4.00% Annual 6/21/2034 USD 44,100,000 691,419 6,445 697,864
Pay 1D SOFR Annual 4.00% Annual 9/20/2034 USD 156,600,000 2,995,268 174,998 3,170,266
Pay 1D TONAR Annual 0.50% Annual 6/17/2026 JPY 33,083,500,000 818,403 (94,628) 723,775
Pay 1D TONAR Annual 0.50% Annual 9/16/2026 JPY 75,561,700,000 997,312 182,508 1,179,820
Pay 6M BBR Semi 5.00% Semi 6/08/2034 AUD 15,000,000 255,203 369,455 624,658
Pay 6M BBR Semi 4.50% Semi 6/08/2034 AUD 95,700,000 (224,988) 1,661,850 1,436,862
Pay 6M BBR Semi 4.50% Semi 9/07/2034 AUD 144,400,000 972,518 1,149,760 2,122,278
Receive 1D CORRA Semi 4.00% Semi 6/17/2026 CAD 28,100,000 13,986 124 14,110
Receive 1D CORRA Semi 3.50% Semi 6/17/2026 CAD 83,900,000 338,787 201,825 540,612
Receive 1D SOFR Annual 4.00% Annual 9/16/2026 USD 671,100,000 334,053 1,589,832 1,923,885
Receive 1D SONIA Annual 4.00% Annual 6/17/2026 GBP 57,700,000 350,210 (58,533) 291,677
Receive 1D SONIA Annual 3.50% Annual 9/20/2034 GBP 83,600,000 996,437 (277,321) 719,116
Receive 3M STIBOR Qtrly 2.50% Annual 6/17/2026 SEK 1,783,000,000 520,453 1,201,719 1,722,172
Receive 3M STIBOR Qtrly 3.00% Annual 6/17/2026 SEK 1,165,200,000 (100,445) 196,100 95,655
Receive 6M EURIBOR Semi 2.50% Annual 6/17/2026 EUR 465,400,000 1,184,961 3,162,711 4,347,672
10,967,107 9,709,646 20,676,753
Pay 1D SOFR Annual 4.00% Annual 6/17/2026 USD 86,100,000 (84,817) (483,758) (568,575)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SONIA Annual 4.00% Annual 9/16/2026 GBP 487,700,000 $ (2,002,670) $ 1,713,209 $ (289,461)
Pay 1D SONIA Annual 3.50% Annual 6/21/2034 GBP 37,600,000 (853,926) 394,887 (459,039)
Pay 6M BBR Semi 4.00% Semi 6/08/2034 AUD 2,900,000 (42,558) 8,873 (33,685)
Pay 6M EURIBOR Semi 2.50% Annual 6/21/2034 EUR 200,600,000 (2,436,560) 1,450,204 (986,356)
Pay 6M EURIBOR Semi 2.50% Annual 9/20/2034 EUR 90,000,000 (1,038,897) 873,779 (165,118)
Pay 6M NIBOR Semi 4.00% Annual 6/17/2026 NOK 208,100,000 (103,540) 3,424 (100,116)
Pay 6M NIBOR Semi 4.00% Annual 9/16/2026 NOK 737,000,000 (192,887) 46,854 (146,033)
Receive 1D CORRA Semi 4.00% Semi 9/16/2026 CAD 170,700,000 (353,852) (95,033) (448,885)
Receive 1D TONAR Annual 1.00% Annual 6/21/2034 JPY 6,285,200,000 (90,200) (447,417) (537,617)
Receive 1D TONAR Annual 1.00% Annual 9/20/2034 JPY 12,902,700,000 (513,800) (305,752) (819,552)
Receive 3M BBR Qtrly 4.00% Qtrly 6/11/2026 AUD 514,500,000 (943,675) (69,550) (1,013,225)
Receive 3M BBR Qtrly 4.00% Qtrly 9/10/2026 AUD 535,200,000 (1,086,629) (528,905) (1,615,534)
Receive 3M BBR Qtrly 4.50% Semi 9/16/2026 NZD 26,900,000 (5,530) (19,667) (25,197)
Receive 3M STIBOR Qtrly 3.00% Annual 9/16/2026 SEK 2,012,300,000 (443,948) 2,204 (441,744)
Receive 6M EURIBOR Semi 3.00% Annual 6/17/2026 EUR 721,200,000 (352,325) 26,583 (325,742)
Receive 6M EURIBOR Semi 3.00% Annual 9/16/2026 EUR 567,300,000 (2,373,147) (46,757) (2,419,904)
(12,918,961) 2,523,178 (10,395,783)
$ (1,951,854) $ 12,232,824 $ 10,280,970
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 5.05%
1 Day Secured Overnight Financing Rate (“SOFR”): 5.34%
1 Day Sterling Overnight Index Average (“SONIA”): 5.19%
1 Day Swiss Average Rate Overnight (“SARON”): 1.46%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.08%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.34%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 4.03%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.50%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.85%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.87%

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
Total return swap contracts outstanding as of March 31, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 04/29/2024 HKD (290,700) $ 290
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 06/21/2024 CHF 92,963,650 562,438
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/17/2024 TWD 1,826,260,800 983,988
WIG20 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 06/21/2024 PLN 826,200 2,900
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly CITI 06/19/2024 EUR 21,754,507 718,219
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.24%)
Increases in
total return of
reference entity
Monthly CITI 06/19/2024 EUR 13,994,683 541,090
Total unrealized appreciation 2,808,925
Amsterdam
Exchange Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 04/19/2024 EUR (53,880,080) (1,455,199)
DTOP Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MLIN 06/20/2024 ZAR (1,283,500) (1,662)
HSCEI April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MLIN 04/29/2024 HKD (78,198,300) (36,073)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 04/17/2024 BRL 168,076,170 (599,187)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.20%)
Monthly CITI 06/19/2024 AUD (28,739,199) (365,146)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.70%)
Increases in
total return of
reference entity
Monthly CITI 06/19/2024 BRL 70,393,396 $ (19,797)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-1.25%)
Monthly CITI 06/19/2024 CAD (92,036,981) (483,858)
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/20/2024 USD 5,006,833 (52,950)
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-1.15%)
Monthly CITI 06/19/2024 EUR (10,241,127) (83,036)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(-0.25%)
Monthly CITI 06/19/2024 MXN (14,713,658) (10,499)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.20%)
Monthly CITI 06/19/2024 EUR (12,610,018) (300,107)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.05%)
Monthly CITI 06/19/2024 SGD (13,826,687) (98,108)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.00%)
Monthly CITI 06/19/2024 ZAR (107,464,680) $ (85,974)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.13%)
Increases in
total return of
reference entity
Monthly CITI 06/19/2024 CHF 10,786,662 (13,471)
Tel Aviv Stock
Exchange 35
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TELBOR plus or
minus a specified
spread (-0.60%)
Monthly BANA 06/19/2024 ILS (4,897,066) (67,757)
Total unrealized depreciation (3,672,824)
Net unrealized depreciation $ (863,899)
Futures contracts outstanding as of March 31, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 3,148 4/2024 USD $ 273,876,000 $ 6,939,269
FTSE Bursa Malaysia KLCI Index 99 4/2024 MYR 1,603,285 (4,981)
IBEX 35 Index 918 4/2024 EUR 109,606,821 5,963,386
LME Copper Base Metal 1 4/2024 USD 219,244 8,567
LME Copper Base Metal 3 4/2024 USD 659,173 38,915
LME Copper Base Metal 7 4/2024 USD 1,535,770 65,548
LME Copper Base Metal 13 4/2024 USD 2,852,635 127,626
LME Copper Base Metal 21 4/2024 USD 4,606,513 199,506
LME Copper Base Metal 24 4/2024 USD 5,260,956 170,859
LME Copper Base Metal 26 4/2024 USD 5,724,219 110,848
LME Copper Base Metal 32 4/2024 USD 7,044,056 247,972
LME Copper Base Metal 62 4/2024 USD 13,641,225 390,764
Natural Gas 34 4/2024 USD 599,420 (9,249)
OMXS30 Index 740 4/2024 SEK 17,452,635 177,670
RBOB Gasoline 620 4/2024 USD 70,844,424 692,259
SGX FTSE Taiwan Index 30 4/2024 USD 2,070,000 9,922
Corn 530 5/2024 USD 11,713,000 (89,613)
LME Copper Base Metal 4 5/2024 USD 883,084 27,162
LME Copper Base Metal 8 5/2024 USD 1,761,584 56,563
LME Copper Base Metal 19 5/2024 USD 4,184,436 143,324
LME Copper Base Metal 29 5/2024 USD 6,393,985 313,429
LME Copper Base Metal 34 5/2024 USD 7,497,128 413,988

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Silver 14 5/2024 USD $ 1,744,120 $ 120,066
Australia 10 Year Bond 3,983 6/2024 AUD 302,109,074 (212,323)
Euro STOXX 50 Index 5,107 6/2024 EUR 277,963,706 8,037,241
FTSE 100 Index 1,364 6/2024 GBP 137,519,219 3,964,324
FTSE/MIB Index 809 6/2024 EUR 149,295,034 4,932,376
KOSPI 200 Index 88 6/2024 KRW 6,139,573 (26,808)
Long Gilt 1,535 6/2024 GBP 193,313,797 2,838,695
TOPIX Index 702 6/2024 JPY 127,503,567 2,586,295
U.S. Treasury 10 Year Note 457 6/2024 USD 50,598,469 (24,399)
Total of long contracts 38,209,201
Short Contracts
CAC 40 10 Euro Index (1,028) 4/2024 EUR (91,203,368) (1,004,750)
Hang Seng Index (177) 4/2024 HKD (18,735,962) 32,774
HSCEI (405) 4/2024 HKD (15,042,162) (42,828)
IFSC NIFTY 50 Index (240) 4/2024 USD (10,791,120) (103,871)
LME Copper Base Metal (1) 4/2024 USD (219,244) (7,852)
LME Copper Base Metal (3) 4/2024 USD (659,173) (38,735)
LME Copper Base Metal (7) 4/2024 USD (1,535,770) (66,001)
LME Copper Base Metal (13) 4/2024 USD (2,852,635) (131,865)
LME Copper Base Metal (21) 4/2024 USD (4,606,513) (192,300)
LME Copper Base Metal (24) 4/2024 USD (5,260,956) (172,647)
LME Copper Base Metal (26) 4/2024 USD (5,724,219) (104,291)
LME Copper Base Metal (32) 4/2024 USD (7,044,056) (226,888)
LME Copper Base Metal (62) 4/2024 USD (13,641,225) (390,682)
MSCI Singapore Index (689) 4/2024 SGD (14,841,374) 9,959
NY Harbor ULSD (585) 4/2024 USD (64,439,739) 519,020
OMXS30 Index (1,486) 4/2024 SEK (35,046,777) (335,722)
WTI Crude Oil (1,461) 4/2024 USD (121,511,370) (3,030,065)
Copper (20) 5/2024 USD (2,003,500) (66,366)
LME Copper Base Metal (4) 5/2024 USD (883,084) (27,388)
LME Copper Base Metal (8) 5/2024 USD (1,761,584) (55,019)
LME Copper Base Metal (19) 5/2024 USD (4,184,436) (152,291)
LME Copper Base Metal (29) 5/2024 USD (6,393,985) (307,808)
LME Copper Base Metal (34) 5/2024 USD (7,497,128) (460,095)
Soybean (307) 5/2024 USD (18,289,525) (117,427)
100 oz Gold (383) 6/2024 USD (85,730,720) (1,911,831)
Canada 10 Year Bond (3,479) 6/2024 CAD (308,667,986) (1,228,527)
DAX Index (252) 6/2024 EUR (127,615,872) (4,501,848)
Euro-Bund (1,458) 6/2024 EUR (209,597,360) (2,604,856)
FTSE 100 Index (767) 6/2024 GBP (77,329,356) (1,975,557)
FTSE/JSE Top 40 Index (436) 6/2024 ZAR (15,867,039) (375,379)
Japan 10 Year Bond (24) 6/2024 JPY (23,113,753) (53,192)
LME Copper Base Metal (383) 6/2024 USD (84,827,893) (3,080,554)
MEX BOLSA Index (4) 6/2024 MXN (139,863) (5,713)
S&P 500 E-Mini Index (341) 6/2024 USD (90,509,925) (1,409,074)
S&P/TSX 60 Index (1,109) 6/2024 CAD (219,646,761) (3,417,376)
SET50 Index (1,404) 6/2024 THB (6,412,899) 38,284
SPI 200 Index (1,463) 6/2024 AUD (189,504,919) (4,660,611)
Total of short contracts (31,659,372)
Net value $ 6,549,829

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 13,570,232 USD 9,998,444 CITI 6/20/2024 $ 31,367
CAD 13,570,232 USD 9,998,394 JPMC 6/20/2024 31,417
HUF 766,250,000 USD 2,088,405 CITI 6/20/2024 1,354
HUF 766,250,000 USD 2,088,395 JPMC 6/20/2024 1,365
KRW 516,692,500 USD 384,164 CITI
**
6/20/2024 332
KRW 516,692,500 USD 384,162 JPMC
**
6/20/2024 334
MXN 474,720,172 USD 27,509,264 CITI 6/20/2024 688,038
MXN 474,720,169 USD 27,509,127 JPMC 6/20/2024 688,175
PLN 98,152 USD 24,518 CITI 6/20/2024 34
PLN 98,152 USD 24,518 JPMC 6/20/2024 34
SEK 63,000,000 USD 5,903,143 CITI 6/20/2024 2,026
SEK 63,000,000 USD 5,903,113 JPMC 6/20/2024 2,055
TWD 500,000 USD 15,673 CITI
**
6/20/2024 11
TWD 500,000 USD 15,673 JPMC
**
6/20/2024 11
USD 73,812,587 AUD 112,423,710 CITI 6/20/2024 387,160
USD 73,812,956 AUD 112,423,709 JPMC 6/20/2024 387,529
USD 2,306,028 BRL 11,583,000 CITI
**
6/20/2024 13,954
USD 2,306,039 BRL 11,583,000 JPMC
**
6/20/2024 13,966
USD 6,743,361 CAD 9,112,000 CITI 6/20/2024 8,647
USD 6,743,394 CAD 9,112,000 JPMC 6/20/2024 8,680
USD 200,123,876 CHF 174,643,666 CITI 6/20/2024 4,748,029
USD 200,124,875 CHF 174,643,665 JPMC 6/20/2024 4,749,030
USD 7,293,463 CNY 52,298,040 CITI
**
6/20/2024 65,526
USD 7,293,499 CNY 52,298,039 JPMC
**
6/20/2024 65,563
USD 789,584 DKK 5,386,212 CITI 6/20/2024 7,360
USD 789,587 DKK 5,386,211 JPMC 6/20/2024 7,364
USD 8,247,057 EUR 7,570,328 CITI 6/20/2024 53,313
USD 8,247,101 EUR 7,570,331 JPMC 6/20/2024 53,354
USD 24,502,626 GBP 19,215,501 CITI 6/20/2024 239,546
USD 24,502,746 GBP 19,215,499 JPMC 6/20/2024 239,669
USD 388,323 IDR 6,101,362,000 CITI
**
6/20/2024 4,773
USD 388,325 IDR 6,101,362,000 JPMC
**
6/20/2024 4,775
USD 26,883,119 ILS 96,641,045 CITI 6/20/2024 509,438
USD 26,883,254 ILS 96,641,046 JPMC 6/20/2024 509,573
USD 91,069,108 JPY 13,430,000,000 CITI 6/20/2024 1,256,144
USD 91,069,563 JPY 13,430,000,000 JPMC 6/20/2024 1,256,599
USD 39,291,751 KRW 51,831,724,980 CITI
**
6/20/2024 721,224
USD 39,291,947 KRW 51,831,724,980 JPMC
**
6/20/2024 721,421
USD 108,727,458 NZD 177,724,572 CITI 6/20/2024 2,540,409
USD 108,728,001 NZD 177,724,571 JPMC 6/20/2024 2,540,952
USD 43,928,036 SEK 452,410,634 CITI 6/20/2024 1,522,305
USD 43,928,256 SEK 452,410,634 JPMC 6/20/2024 1,522,524
USD 59,241,395 SGD 79,161,750 CITI 6/20/2024 400,214
USD 59,241,691 SGD 79,161,749 JPMC 6/20/2024 400,510
USD 7,884,785 TWD 247,096,342 CITI
**
6/20/2024 134,170
USD 7,884,824 TWD 247,096,342 JPMC
**
6/20/2024 134,210
USD 2,534,133 ZAR 48,000,000 CITI 6/20/2024 16,495
USD 2,534,146 ZAR 48,000,001 JPMC 6/20/2024 16,507
ZAR 77,970,999 USD 4,033,939 CITI 6/20/2024 55,701
ZAR 77,970,998 USD 4,033,919 JPMC 6/20/2024 55,723
USD 759,456 CLP 737,742,257 CITI
**
6/21/2024 8,028
USD 759,460 CLP 737,742,257 JPMC
**
6/21/2024 8,031
Total unrealized appreciation 26,834,969
BRL 193,781,895 USD 38,533,711 CITI
**
6/20/2024 (187,657)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 193,781,895 USD 38,531,432 JPMC
**
6/20/2024 $ (185,377)
CAD 213,802,943 USD 158,656,138 CITI 6/20/2024 (633,565)
CAD 213,802,943 USD 158,655,344 JPMC 6/20/2024 (632,770)
CNY 109,136,479 USD 15,244,897 CITI
**
6/20/2024 (161,510)
CNY 109,136,479 USD 15,244,820 JPMC
**
6/20/2024 (161,434)
EUR 147,781,142 USD 161,230,034 CITI 6/20/2024 (1,279,124)
EUR 147,781,145 USD 161,229,231 JPMC 6/20/2024 (1,278,319)
GBP 35,400,625 USD 44,988,537 CITI 6/20/2024 (288,782)
GBP 35,400,624 USD 44,988,311 JPMC 6/20/2024 (288,557)
HUF 3,823,750,000 USD 10,552,907 CITI 6/20/2024 (124,566)
HUF 3,823,750,000 USD 10,552,854 JPMC 6/20/2024 (124,512)
INR 1,667,244,845 USD 20,032,037 CITI
**
6/20/2024 (87,005)
INR 1,667,244,845 USD 20,031,937 JPMC
**
6/20/2024 (86,905)
JPY 13,124,177,678 USD 88,715,074 CITI 6/20/2024 (947,292)
JPY 13,124,177,678 USD 88,714,631 JPMC 6/20/2024 (946,851)
KRW 2,583,307,500 USD 1,938,989 CITI
**
6/20/2024 (16,624)
KRW 2,583,307,500 USD 1,938,979 JPMC
**
6/20/2024 (16,613)
NOK 1,196,051,301 USD 113,821,301 CITI 6/20/2024 (3,442,271)
NOK 1,196,051,301 USD 113,824,377 JPMC 6/20/2024 (3,445,351)
PLN 40,695,350 USD 10,264,108 CITI 6/20/2024 (84,403)
PLN 40,695,350 USD 10,264,057 JPMC 6/20/2024 (84,353)
SEK 270,000,000 USD 26,232,634 CITI 6/20/2024 (924,768)
SEK 270,000,000 USD 26,232,503 JPMC 6/20/2024 (924,636)
SGD 1,781,501 USD 1,333,088 CITI 6/20/2024 (8,894)
SGD 1,781,499 USD 1,333,080 JPMC 6/20/2024 (8,886)
TWD 35,590,000 USD 1,135,824 CITI
**
6/20/2024 (19,481)
TWD 35,590,000 USD 1,135,818 JPMC
**
6/20/2024 (19,475)
USD 65,059,273 AUD 99,724,210 CITI 6/20/2024 (71,943)
USD 65,059,599 AUD 99,724,211 JPMC 6/20/2024 (71,617)
USD 2,230,865 CHF 2,003,499 CITI 6/20/2024 (10,472)
USD 2,230,878 CHF 2,003,501 JPMC 6/20/2024 (10,461)
USD 1,102,472 GBP 875,499 CITI 6/20/2024 (3,005)
USD 1,102,480 GBP 875,501 JPMC 6/20/2024 (3,000)
USD 1,822,307 ILS 6,701,501 CITI 6/20/2024 (6,557)
USD 1,822,315 ILS 6,701,499 JPMC 6/20/2024 (6,548)
USD 7,342,090 JPY 1,100,000,000 CITI 6/20/2024 (14,147)
USD 7,342,127 JPY 1,100,000,000 JPMC 6/20/2024 (14,110)
USD 2,276,366 MXN 38,882,001 CITI 6/20/2024 (33,137)
USD 2,276,377 MXN 38,881,999 JPMC 6/20/2024 (33,126)
USD 1,776,749 ZAR 34,500,000 CITI 6/20/2024 (32,803)
USD 1,776,758 ZAR 34,500,000 JPMC 6/20/2024 (32,794)
ZAR 84,748,500 USD 4,505,503 CITI 6/20/2024 (60,376)
ZAR 84,748,502 USD 4,505,481 JPMC 6/20/2024 (60,353)
USD 524,601 CLP 517,989,243 CITI
**
6/21/2024 (2,997)
USD 524,604 CLP 517,989,243 JPMC
**
6/21/2024 (2,993)
Total unrealized depreciation (16,880,420)
Net unrealized appreciation $ 9,954,549
** Non-deliverable forward foreign currency exchange contracts.

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
Total return basket swap contracts outstanding as of March 31, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the TIIE
plus or minus a specified
spread (-1.60%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
46 months
maturity
12/09/2027
$2,348 $52 $4 $56
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-2.38% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
25-60 months
maturity ranging
from 04/17/2026
- 03/02/2029
$7,622,745 $(13,764) $(97,446) $(111,210)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-3.50% to 0.75%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
25-61 months
maturity ranging
from 04/17/2026
- 03/29/2029
$5,559,288 $(68,335) $17,417 $(50,918)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-66.83% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-15 months
maturity
ranging from
04/25/2024
- 04/25/2025
$830,417,155 $(2,322,341) $9,836,104 $7,513,763

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acuity Brands, Inc. 20,225 5,435,064 50,967 0.7
Adobe, Inc. 8,507 4,292,632 (22,373) (0.3)
AGCO Corp. 41,000 5,043,820 201,310 2.7
Allison Transmission Holdings, Inc. 66,368 5,386,427 136,718 1.8
Alphabet, Inc. 53,605 8,090,603 46,100 0.6
Amkor Technology, Inc. 152,989 4,932,365 56,606 0.8
Applied Materials, Inc. 26,268 5,417,250 (58,578) (0.8)
Cardinal Health, Inc. 75,950 8,498,805 67,596 0.9
Cencora, Inc. 20,081 4,879,482 18,675 0.2
Centene Corp. 83,837 6,579,528 118,210 1.6
Cigna Group (The) 13,363 4,853,308 102,093 1.4
CVS Health Corp. 68,632 5,474,088 53,533 0.7
Dropbox, Inc. 161,526 3,925,082 4,846 0.1
eBay, Inc. 86,083 4,543,461 133,429 1.8
EMCOR Group, Inc. 13,892 4,864,978 42,787 0.6
EnerSys 42,779 4,040,904 77,858 1.0
General Dynamics Corp. 16,286 4,600,632 57,164 0.8
Humana, Inc. 13,969 4,843,332 (5,169) (0.1)
Huntington Ingalls Industries, Inc. 22,456 6,545,250 15,046 0.2
Lockheed Martin Corp. 9,868 4,488,657 84,470 1.1
Macy's, Inc. 243,073 4,859,029 87,506 1.2
McKesson Corp. 8,022 4,306,611 34,495 0.5
Medtronic plc 59,102 5,150,739 231,089 3.1
Meta Platforms, Inc. 14,460 7,021,487 (252,182) (3.4)
Molina Healthcare, Inc. 12,209 5,015,823 (20,633) (0.3)
Owens Corning 37,535 6,260,838 50,672 0.7
PACCAR, Inc. 32,398 4,013,788 16,037 0.2
QUALCOMM, Inc. 26,747 4,528,267 47,610 0.6
Qualys, Inc. 28,148 4,697,057 36,311 0.5
Skyworks Solutions, Inc. 57,044 6,179,006 191,668 2.6
Terex Corp. 76,822 4,947,337 190,519 2.5
Textron, Inc. 68,704 6,590,775 14,428 0.2
UFP Industries, Inc. 54,795 6,740,333 254,797 3.4
Veeva Systems, Inc. 18,759 4,346,273 42,583 0.6
Zimmer Biomet Holdings, Inc. 29,534 3,897,897 120,203 1.6
Zoom Video Communications, Inc. 81,023 5,296,474 (108,571) (1.4)
Short Positions
Common Stocks
United States
Antero Resources Corp. (274,819) (7,969,751) (423,221) (5.6)
CarMax, Inc. (50,361) (4,386,947) (66,980) (0.9)
ConocoPhillips (36,939) (4,701,596) (38,786) (0.5)
Deere & Co. (10,778) (4,426,956) (136,988) (1.8)
Emerson Electric Co. (40,500) (4,593,510) (68,445) (0.9)
Globus Medical, Inc. (93,931) (5,038,459) (233,888) (3.1)
Permian Resources Corp. (228,007) (4,026,604) (84,363) (1.1)
Pool Corp. (9,768) (3,941,388) 45,617 0.6
Shockwave Medical, Inc. (13,518) (4,401,866) (519,091) (6.9)
Snap, Inc. (348,531) (4,001,136) (76,677) (1.0)
Tandem Diabetes Care, Inc. (136,897) (4,847,523) (726,923) (9.7)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Trade Desk, Inc. (The) (43,727) (3,822,614) 5,685 0.1
Wolfspeed, Inc. (158,286) (4,669,437) (322,903) (4.3)
Xylem, Inc. (37,445) (4,839,392) (55,419) (0.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.18% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
10-61 months
maturity
ranging from
01/13/2025
- 04/03/2029
$119,597,796 $983,238 $24,789 $1,008,027
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 314,573 1,710,722 (35,450) (3.5)
Aristocrat Leisure Ltd. 148,809 4,166,790 (266,205) (26.4)
Aurizon Holdings Ltd. 1,059,292 2,762,055 79,182 7.9
BHP Group Ltd. 109,708 3,172,091 110,837 11.0
BlueScope Steel Ltd. 258,126 4,014,663 292,448 29.0
Brambles Ltd. 271,890 2,861,399 152,361 15.1
CAR Group Ltd. 30,790 723,746 10,861 1.1
Cochlear Ltd. 8,166 1,795,958 9,987 1.0
Fortescue Ltd. 169,914 2,843,517 55,205 5.5
Goodman Group 171,096 3,768,784 407,218 40.4
Harvey Norman Holdings Ltd. 553,285 1,856,823 125,308 12.4
IGO Ltd. 283,877 1,307,951 (90,562) (9.0)
Incitec Pivot Ltd. 984,620 1,854,388 134,826 13.4
JB Hi-Fi Ltd. 144,748 6,059,519 501,093 49.7
Lendlease Corp. Ltd. 305,547 1,279,868 1,584 0.2
Orica Ltd. 92,253 1,097,290 78,033 7.7
Pro Medicus Ltd. 20,680 1,398,411 61,891 6.1
Qantas Airways Ltd. 242,406 860,575 45,482 4.5
QBE Insurance Group Ltd. 133,992 1,583,880 92,525 9.2
Qube Holdings Ltd. 578,571 1,285,495 57,342 5.7
Seven Group Holdings Ltd. 31,768 844,192 3,273 0.3
Telstra Group Ltd. 517,423 1,301,539 16,888 1.7
Wesfarmers Ltd. 77,472 3,453,304 117,785 11.7
Whitehaven Coal Ltd. 302,510 1,398,977 11,177 1.1
Yancoal Australia Ltd. 312,120 1,065,668 (129,350) (12.8)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Australia
APA Group (520,014) (2,850,194) (105,163) (10.4)
Charter Hall Group (79,861) (715,198) (15,116) (1.5)
Commonwealth Bank of Australia (54,162) (4,248,438) (77,711) (7.7)
Dexus (154,940) (798,343) (17,871) (1.8)
Endeavour Group Ltd. (737,268) (2,647,109) (93,133) (9.2)
Evolution Mining Ltd. (544,533) (1,272,650) (130,049) (12.9)
IDP Education Ltd. (412,053) (4,809,942) 246,183 24.4
Insurance Australia Group Ltd. (269,850) (1,125,634) (35,350) (3.5)
Liontown Resources Ltd. (4,094,011) (3,117,352) 214,286 21.3
Lynas Rare Earths Ltd. (1,047,180) (3,865,114) 77,221 7.7
Macquarie Group Ltd. (18,506) (2,407,216) (30,641) (3.0)
Mineral Resources Ltd. (67,357) (3,107,736) (209,255) (20.8)
Mirvac Group (1,097,888) (1,687,469) (156,430) (15.5)
NEXTDC Ltd. (190,621) (2,208,118) (47,964) (4.8)
Ramsay Health Care Ltd. (121,406) (4,469,457) (104,483) (10.4)
Reece Ltd. (45,407) (831,390) (4,956) (0.5)
Scentre Group (677,854) (1,497,057) (57,039) (5.7)
SEEK Ltd. (46,559) (759,219) 46,009 4.6
Sonic Healthcare Ltd. (62,896) (1,205,263) (13,702) (1.4)
Transurban Group (126,469) (1,097,134) 10,870 1.1
Treasury Wine Estates Ltd. (459,851) (3,730,131) (47,868) (4.7)
WiseTech Global Ltd. (34,285) (2,096,970) 36,004 3.6
Woodside Energy Group Ltd. (98,756) (1,968,442) (46,460) (4.6)
United States
CSL Ltd. (19,341) (3,628,904) (84,782) (8.4)
James Hardie Industries plc (26,284) (1,056,444) 4,976 0.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.83% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
10-61 months
maturity
ranging from
01/13/2025
- 03/29/2029
$181,487,913 $(1,044,271) $(123,500) $(1,167,771)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
3SBio, Inc. 2,224,500 1,701,730 266,459 (22.8)
Baidu, Inc. 122,450 1,612,008 84,490 (7.2)
BOC Hong Kong Holdings Ltd. 741,000 1,986,835 (43,911) 3.8

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
China CITIC Bank Corp. Ltd. 3,792,000 2,022,653 (7,920) 0.7
China Construction Bank Corp. 5,954,000 3,593,081 (103,969) 8.9
China Feihe Ltd. 3,995,000 1,879,985 (34,087) 2.9
China National Building Material Co. Ltd. 4,378,000 1,506,899 (119,767) 10.3
China Pacific Insurance Group Co. Ltd. 797,200 1,398,545 (47,237) 4.0
China Resources Pharmaceutical Group Ltd. 2,833,000 1,811,386 (67,171) 5.8
CITIC Ltd. 2,908,000 2,798,907 (147,965) 12.7
COSCO SHIPPING Holdings Co. Ltd. 2,162,500 2,276,858 (84,461) 7.2
CSPC Pharmaceutical Group Ltd. 2,284,000 1,797,737 43,934 (3.8)
Geely Automobile Holdings Ltd. 1,662,000 1,966,952 140,788 (12.1)
JD.com, Inc. 166,100 2,278,375 186,978 (16.0)
Jiangxi Copper Co. Ltd. 1,068,000 1,824,108 107,652 (9.2)
Kingsoft Corp. Ltd. 464,800 1,434,526 133,996 (11.5)
Kunlun Energy Co. Ltd. 2,888,000 2,412,614 (151,331) 13.0
New China Life Insurance Co. Ltd. 1,214,000 2,152,922 (143,323) 12.3
Sinopharm Group Co. Ltd. 790,800 2,027,842 (136,450) 11.7
Sinotruk Hong Kong Ltd. 789,000 1,937,495 (36,824) 3.2
Xinyi Glass Holdings Ltd. 1,657,000 1,758,445 (193,260) 16.5
Zhongsheng Group Holdings Ltd. 1,112,500 1,932,380 44,956 (3.8)
Hong Kong
CK Asset Holdings Ltd. 498,872 2,055,690 (277,126) 23.7
Sun Hung Kai Properties Ltd. 244,000 2,356,962 (96,474) 8.3
Swire Pacific Ltd. 244,000 2,008,699 10,353 (0.9)
WH Group Ltd. 6,688,000 4,414,620 31,092 (2.7)
United Kingdom
CK Hutchison Holdings Ltd. 902,500 4,343,415 (359,286) 30.8
Short Positions
Common Stocks
China
BeiGene Ltd. (159,400) (1,917,676) 62,727 (5.4)
Bilibili, Inc. (166,800) (1,892,108) 68,631 (5.9)
BYD Co. Ltd. (74,500) (1,907,577) (16,974) 1.5
China Merchants Bank Co. Ltd. (551,000) (2,183,898) (68,431) 5.9
China Resources Beer Holdings Co. Ltd. (590,000) (2,724,427) (138,857) 11.9
China Ruyi Holdings Ltd. (6,232,000) (1,586,400) (337,815) 28.9
China Tourism Group Duty Free Corp. Ltd. (169,100) (1,688,019) (91,411) 7.8
CITIC Securities Co. Ltd. (1,510,000) (2,494,229) 280,671 (24.0)
COSCO SHIPPING Energy Transportation Co. Ltd. (1,786,000) (1,850,600) (98,121) 8.4
Fuyao Glass Industry Group Co. Ltd. (274,000) (1,380,481) 65,327 (5.6)
Ganfeng Lithium Group Co. Ltd. (625,200) (1,916,438) 251,148 (21.5)
Genscript Biotech Corp. (920,000) (1,707,149) 117,124 (10.0)
Nongfu Spring Co. Ltd. (410,000) (2,215,982) (15,878) 1.4
Postal Savings Bank of China Co. Ltd. (2,948,000) (1,543,132) 35,031 (3.0)
XPeng, Inc. (543,900) (2,154,763) 542,867 (46.5)
ZhongAn Online P&C Insurance Co. Ltd. (1,018,400) (1,629,654) (39,428) 3.4
Zijin Mining Group Co. Ltd. (940,000) (1,883,197) (129,757) 11.1
Hong Kong
AIA Group Ltd. (884,000) (5,946,291) 1,005,903 (86.1)
Hong Kong & China Gas Co. Ltd. (3,176,716) (2,407,845) 29,388 (2.5)
Techtronic Industries Co. Ltd. (195,500) (2,656,428) (169,872) 14.5
Wharf Real Estate Investment Co. Ltd. (562,000) (1,829,817) 108,881 (9.3)
Macau
Galaxy Entertainment Group Ltd. (331,000) (1,663,960) 2,268 (0.2)
Sands China Ltd. (614,800) (1,734,498) (49,608) 4.2

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.04% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
10-61 months
maturity
ranging from
01/14/2025
- 03/07/2029
$574,102,239 $5,953,079 $1,239,949 $7,193,028
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Chubu Electric Power Co., Inc. 345,100 4,512,579 231,314 3.2
Inpex Corp. 363,000 5,518,032 579,477 8.1
Japan Post Insurance Co. Ltd. 199,500 3,813,473 94,428 1.3
Kansai Electric Power Co., Inc. (The) 322,000 4,594,558 476,498 6.6
Mazda Motor Corp. 320,900 3,719,104 371,891 5.2
Mitsubishi Electric Corp. 246,200 4,121,129 147,092 2.0
MS&AD Insurance Group Holdings, Inc. 233,700 4,126,568 86,966 1.2
NGK Insulators Ltd. 292,400 3,931,740 243,421 3.4
Obayashi Corp. 323,900 3,851,312 91,950 1.3
Osaka Gas Co. Ltd. 234,900 5,284,309 70,515 1.0
Otsuka Corp. 174,000 3,692,011 (33,851) (0.5)
Panasonic Holdings Corp. 661,300 6,311,293 212,900 3.0
Shimamura Co. Ltd. 76,800 4,378,462 82,370 1.1
Sojitz Corp. 171,900 4,534,537 162,658 2.3
Sompo Holdings, Inc. 207,000 4,338,732 147,591 2.1
Subaru Corp. 242,600 5,494,369 576,022 8.0
Sumitomo Heavy Industries Ltd. 142,900 4,499,805 173,536 2.4
Tokyo Electric Power Co. Holdings, Inc. 753,400 4,579,262 648,523 9.0
Tokyo Gas Co. Ltd. 284,900 6,476,580 64,542 0.9
TOPPAN Holdings, Inc. 226,800 5,685,197 356,041 4.9
Toyo Suisan Kaisha Ltd. 54,400 3,326,332 248,768 3.5
Toyota Tsusho Corp. 87,700 6,022,434 570,296 7.9
Short Positions
Common Stocks
Japan
Advantest Corp. (88,700) (3,940,308) (73,672) (1.0)
Aeon Co. Ltd. (245,400) (5,821,355) 85,882 1.2
ANA Holdings, Inc. (195,300) (4,081,626) (51,257) (0.7)
Bandai Namco Holdings, Inc. (175,700) (3,260,142) 90,670 1.3
Bridgestone Corp. (83,100) (3,682,971) (304,735) (4.2)
Daikin Industries Ltd. (33,200) (4,533,152) (107,363) (1.5)
Denso Corp. (225,400) (4,316,787) (311,463) (4.3)
Eisai Co. Ltd. (98,100) (4,040,622) 88,676 1.2
GMO Payment Gateway, Inc. (63,000) (4,080,267) 239,591 3.3
IHI Corp. (217,900) (5,824,852) (776,792) (10.8)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Japan Airlines Co. Ltd. (212,700) (4,038,687) (194,407) (2.7)
Japan Airport Terminal Co. Ltd. (95,800) (3,785,645) (214,504) (3.0)
Kobe Bussan Co. Ltd. (144,400) (3,538,272) 345,972 4.8
Lasertec Corp. (12,700) (3,619,884) (447,821) (6.2)
Mercari, Inc. (280,500) (3,585,498) 93,539 1.3
Mitsubishi Estate Co. Ltd. (234,200) (4,273,209) (586,469) (8.2)
Mitsubishi UFJ Financial Group, Inc. (345,300) (3,513,118) 63,513 0.9
Nissan Chemical Corp. (94,500) (3,579,289) 87,595 1.2
Nitori Holdings Co. Ltd. (42,600) (6,456,120) 255,533 3.6
NTT Data Group Corp. (218,400) (3,472,113) (54,293) (0.8)
Shimano, Inc. (25,100) (3,733,966) (285,161) (4.0)
SMC Corp. (6,400) (3,610,625) 47,665 0.7
SoftBank Group Corp. (110,700) (6,573,962) (266,739) (3.7)
Sony Group Corp. (73,700) (6,319,829) (114,871) (1.6)
Sumitomo Chemical Co. Ltd. (2,629,100) (5,696,473) (369,844) (5.1)
Toyota Motor Corp. (260,000) (6,571,492) (563,565) (7.8)
Unicharm Corp. (115,500) (3,677,088) 50,072 0.7
Yaskawa Electric Corp. (100,000) (4,257,469) (41,589) (0.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-3.95% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
10-61 months
maturity
ranging from
01/13/2025
- 03/07/2029
$1,388,196,750 $10,656,962 $(517,356) $10,139,606
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Altria Group, Inc. 121,907 5,317,583 114,593 1.1
Archer-Daniels-Midland Co. 75,541 4,744,730 596,774 5.9
Arrow Electronics, Inc. 50,847 6,582,653 436,776 4.3
AT&T, Inc. 294,622 5,185,347 79,548 0.8
Berry Global Group, Inc. 74,280 4,492,454 (14,856) (0.1)
Booking Holdings, Inc. 1,535 5,568,796 192,090 1.9
Bunge Global SA 57,182 5,862,299 498,055 4.9
Capital One Financial Corp. 38,452 5,725,118 401,054 4.0
Cisco Systems, Inc. 124,482 6,212,897 (38,589) (0.4)
Comcast Corp. 115,913 5,024,829 (22,023) (0.2)
Corebridge Financial, Inc. 222,490 6,392,138 903,309 8.9
Dell Technologies, Inc. 52,405 5,979,935 (91,709) (0.9)
Everest Group Ltd. 11,333 4,504,868 202,067 2.0
Gilead Sciences, Inc. 63,795 4,672,984 (132,056) (1.3)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
H&R Block, Inc. 108,906 5,348,374 145,934 1.4
Hartford Financial Services Group, Inc. (The) 46,669 4,809,240 231,012 2.3
Hewlett Packard Enterprise Co. 357,112 6,331,596 (110,705) (1.1)
Johnson & Johnson 43,004 6,802,803 (130,732) (1.3)
KB Home 80,233 5,686,915 142,815 1.4
Kroger Co. (The) 91,892 5,249,790 196,649 1.9
Lennar Corp. 33,861 5,823,415 266,147 2.6
Molson Coors Beverage Co. 105,012 7,062,057 136,516 1.3
PulteGroup, Inc. 46,496 5,608,348 454,266 4.5
Synchrony Financial 164,372 7,087,721 95,336 0.9
Taylor Morrison Home Corp. 85,049 5,287,496 381,020 3.8
TD SYNNEX Corp. 47,235 5,342,278 413,779 4.1
United Therapeutics Corp. 20,170 4,633,452 (399,164) (3.9)
Unum Group 99,462 5,337,131 329,219 3.2
Vertex Pharmaceuticals, Inc. 11,382 4,757,790 40,292 0.4
Vistra Corp. 79,790 5,557,374 925,564 9.1
Short Positions
Common Stocks
United States
Air Products and Chemicals, Inc. (21,090) (5,109,474) 119,580 1.2
Alexandria Real Estate Equities, Inc. (44,963) (5,796,180) (91,725) (0.9)
Avery Dennison Corp. (20,490) (4,574,392) (149,167) (1.5)
Brown-Forman Corp. (107,255) (5,536,503) 379,683 3.7
Cognex Corp. (109,129) (4,629,252) (166,967) (1.6)
Dominion Energy, Inc. (90,033) (4,428,723) (139,551) (1.4)
FMC Corp. (103,580) (6,598,046) 47,647 0.5
Illumina, Inc. (33,165) (4,554,218) 57,707 0.6
Ionis Pharmaceuticals, Inc. (102,107) (4,426,338) (9,190) (0.1)
MP Materials Corp. (320,516) (4,583,379) 333,337 3.3
Newmont Corp. (193,897) (6,949,268) (116,338) (1.1)
NextEra Energy, Inc. (95,902) (6,129,097) (579,248) (5.7)
Pfizer, Inc. (247,331) (6,863,435) 153,345 1.5
Prologis, Inc. (37,833) (4,926,613) 147,549 1.5
Southwest Airlines Co. (184,044) (5,372,244) 844,762 8.3
Southwest Gas Holdings, Inc. (59,990) (4,567,039) (121,780) (1.2)
Sun Communities, Inc. (54,081) (6,953,735) 255,262 2.5
Tesla, Inc. (35,908) (6,312,267) 71,098 0.7
United Parcel Service, Inc. (47,163) (7,009,837) 288,638 2.8
Welltower, Inc. (62,422) (5,832,712) (46,192) (0.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.05% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
26-61 months
maturity
ranging from
04/20/2026
- 03/05/2029
$19,679,808 $(71,199) $(12,048) $(83,247)

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Africa
Absa Group Ltd. 146,069 1,140,407 (80,588) 96.8
African Rainbow Minerals Ltd. 147,457 1,280,556 (170,658) 205.0
Aspen Pharmacare Holdings Ltd. 54,060 626,171 38,447 (46.2)
Exxaro Resources Ltd. 144,350 1,287,870 (80,406) 96.6
Impala Platinum Holdings Ltd. 220,041 909,038 107,642 (129.3)
MTN Group Ltd. 66,228 327,682 25,599 (30.8)
Nedbank Group Ltd. 84,283 1,016,839 (26,552) 31.9
Northam Platinum Holdings Ltd. 14,164 84,453 5,168 (6.2)
Old Mutual Ltd. 606,398 376,197 (7,684) 9.2
OUTsurance Group Ltd. 25,115 55,693 2,254 (2.7)
Pepkor Holdings Ltd. 10,349 10,311 (361) 0.4
Sasol Ltd. 344,001 2,658,409 148,717 (178.6)
Sibanye Stillwater Ltd. 641,107 733,740 16,134 (19.4)
Standard Bank Group Ltd. 26,231 256,549 (16,807) 20.2
Vodacom Group Ltd. 11,937 62,111 3,170 (3.8)
Woolworths Holdings Ltd. 167,770 524,481 (37,115) 44.6
Short Positions
Common Stocks
Luxembourg
Reinet Investments SCA (15,987) (386,786) 17,059 (20.5)
South Africa
Anglo American Platinum Ltd. (40,521) (1,643,872) (39,793) 47.8
Bidvest Group Ltd. (The) (39,147) (501,243) 23,046 (27.7)
Capitec Bank Holdings Ltd. (26,799) (2,963,980) 56,921 (68.4)
Clicks Group Ltd. (8,326) (130,170) 4,378 (5.3)
Discovery Ltd. (77,698) (494,863) 57,515 (69.1)
FirstRand Ltd. (50,318) (163,951) 5,467 (6.6)
Kumba Iron Ore Ltd. (1,338) (32,657) 1,868 (2.2)
Naspers Ltd. (8,240) (1,460,729) (171,374) 205.9
Sanlam Ltd. (12,675) (46,437) 3,112 (3.7)
Shoprite Holdings Ltd. (38,625) (504,613) 43,642 (52.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-8.07% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
11-61 months
maturity
ranging from
02/25/2025
- 02/13/2029
$164,558,369 $(542,608) $(220,931) $(763,539)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 345,051 4,995,349 320,966 (42.0)
Alimentation Couche-Tard, Inc. 26,648 1,520,916 (69,839) 9.1
AltaGas Ltd. 82,603 1,824,578 40,858 (5.4)
Atco Ltd. 54,791 1,525,354 3,236 (0.4)
Bank of Nova Scotia (The) 45,438 2,350,479 93,590 (12.3)
Bombardier, Inc. 39,651 1,702,193 43,909 (5.8)
Canadian Imperial Bank of Commerce 67,140 3,403,716 74,349 (9.7)
Canadian Tire Corp. Ltd. 23,102 2,304,145 93,803 (12.3)
Capital Power Corp. 101,900 2,874,459 (6,018) 0.8
CGI, Inc. 29,132 3,213,972 (160,225) 21.0
Constellation Software, Inc. 663 1,811,007 7,645 (1.0)
Empire Co. Ltd. 113,870 2,780,864 (5,044) 0.7
Fairfax Financial Holdings Ltd. 5,780 6,230,392 (330,402) 43.3
Finning International, Inc. 68,969 2,026,987 140,530 (18.4)
George Weston Ltd. 15,181 2,051,068 33,062 (4.3)
iA Financial Corp., Inc. 26,053 1,618,515 (43,853) 5.7
Imperial Oil Ltd. 24,399 1,682,919 33,684 (4.4)
Loblaw Cos. Ltd. 18,438 2,043,146 3,539 (0.5)
Manulife Financial Corp. 270,996 6,768,148 246,078 (32.2)
Onex Corp. 18,930 1,418,056 15,233 (2.0)
Open Text Corp. 91,673 3,557,147 23,687 (3.1)
Sun Life Financial, Inc. 35,366 1,929,719 1,305 (0.2)
Suncor Energy, Inc. 51,623 1,905,159 31,632 (4.1)
Whitecap Resources, Inc. 282,241 2,135,743 47,924 (6.3)
United States
BRP, Inc. 34,700 2,329,899 207,757 (27.2)
Short Positions
Common Stocks
Canada
Algonquin Power & Utilities Corp. (611,534) (3,864,554) (284,424) 37.3
Barrick Gold Corp. (146,904) (2,443,429) (147,495) 19.3
BCE, Inc. (50,480) (1,715,400) 10,435 (1.4)
Brookfield Corp. (67,073) (2,806,613) (57,935) 7.6
Cameco Corp. (47,846) (2,071,307) (65,700) 8.6
Canadian Natural Resources Ltd. (38,267) (2,919,146) (112,155) 14.7
Canadian Pacific Kansas City Ltd. (28,454) (2,508,775) 45,584 (6.0)
Colliers International Group, Inc. (11,952) (1,460,923) (47,736) 6.3
Element Fleet Management Corp. (132,292) (2,137,885) 23,440 (3.1)
Enbridge, Inc. (83,514) (3,017,984) (53,023) 6.9
Franco-Nevada Corp. (35,564) (4,237,592) (96,357) 12.6
Hydro One Ltd. (58,863) (1,716,503) 61,273 (8.0)
Keyera Corp. (86,061) (2,216,728) (81,324) 10.7
Pan American Silver Corp. (194,260) (2,928,492) (174,964) 22.9
RB Global, Inc. (46,259) (3,523,341) (52,592) 6.9
Rogers Communications, Inc. (68,652) (2,812,880) 83,626 (11.0)
SNC-Lavalin Group, Inc. (63,028) (2,577,794) 32,106 (4.2)
TC Energy Corp. (128,519) (5,165,239) 7,590 (1.0)
Teck Resources Ltd. (85,270) (3,902,949) (119,607) 15.7
Thomson Reuters Corp. (25,589) (3,982,253) 26,070 (3.4)
Toronto-Dominion Bank (The) (41,823) (2,524,108) (46,931) 6.1

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Tourmaline Oil Corp. (51,760) (2,419,963) (92,091) 12.1
WSP Global, Inc. (18,532) (3,088,689) (38,444) 5.0
Chile
Lundin Mining Corp. (311,034) (3,182,556) (137,773) 18.0
United States
GFL Environmental, Inc. (69,662) (2,402,209) (32,400) 4.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-1.60% to 0.23%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
10-61 months
maturity
ranging from
01/21/2025
- 04/03/2029
$242,133,971 $3,648,889 $86,236 $3,735,125
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
Mondi plc 217,164 3,824,975 166,378 4.5
Germany
TUI AG 452,159 3,724,048 515,660 13.8
Italy
Coca-Cola HBC AG 120,624 3,811,753 34,540 0.9
Netherlands
Shell plc 124,059 4,116,216 106,957 2.9
United Kingdom
Associated British Foods plc 93,168 2,939,531 230,212 6.2
BAE Systems plc 339,025 5,778,826 194,726 5.2
Barclays plc 2,604,092 6,035,370 145,774 3.9
BP plc 480,239 3,012,746 21,497 0.6
British American Tobacco plc 81,891 2,485,481 5,906 0.2
BT Group plc 3,833,471 5,305,376 239,103 6.4
Centrica plc 7,055,590 11,374,035 (171,574) (4.6)
Compass Group plc 69,009 2,024,217 133,282 3.6
DCC plc 63,308 4,606,046 23,731 0.6
Harbour Energy plc 705,772 2,457,985 14,509 0.4
HSBC Holdings plc 330,383 2,582,546 68,910 1.8
Imperial Brands plc 155,300 3,471,671 101,161 2.7
InterContinental Hotels Group plc 36,567 3,799,746 94,580 2.5
J Sainsbury plc 558,842 1,908,132 141,816 3.8
JD Sports Fashion plc 1,995,428 3,389,943 588,508 15.8
Kingfisher plc 960,479 3,022,894 284,889 7.6
Lloyds Banking Group plc 2,871,472 1,877,933 65,786 1.8
Man Group plc 841,115 2,838,754 187,906 5.0

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Marks & Spencer Group plc 1,396,088 4,675,318 377,623 10.1
NatWest Group plc 744,397 2,493,240 237,403 6.4
Pearson plc 189,537 2,495,725 52,808 1.4
Standard Chartered plc 551,737 4,677,472 106,174 2.8
Tesco plc 930,791 3,486,253 105,185 2.8
Vodafone Group plc 5,556,520 4,928,218 147,475 3.9
United States
CRH plc 34,252 2,956,291 102,169 2.7
GSK plc 150,280 3,226,571 76,434 2.0
Short Positions
Common Stocks
Australia
Rio Tinto plc (38,886) (2,458,564) (60,517) (1.6)
Chile
Antofagasta plc (203,179) (5,218,859) (265,674) (7.1)
Hong Kong
Prudential plc (499,907) (4,688,418) 263,922 7.1
United Kingdom
Admiral Group plc (90,593) (3,246,648) (87,380) (2.3)
Ashtead Group plc (61,628) (4,389,714) (275,042) (7.4)
AstraZeneca plc (41,283) (5,546,116) (184,477) (4.9)
Diageo plc (173,846) (6,432,688) (138,633) (3.7)
Flutter Entertainment plc (11,608) (2,313,865) 120,094 3.2
Halma plc (100,984) (3,015,421) (193,520) (5.2)
Informa plc (422,260) (4,430,356) (46,264) (1.2)
Intermediate Capital Group plc (91,651) (2,373,897) (71,340) (1.9)
Legal & General Group plc (776,694) (2,495,268) (38,513) (1.0)
National Grid plc (475,098) (6,401,475) (123,659) (3.3)
Ocado Group plc (402,206) (2,306,597) 39,735 1.1
Reckitt Benckiser Group plc (87,474) (4,986,459) 64,584 1.7
Rentokil Initial plc (808,869) (4,809,141) 9,574 0.3
Spirax-Sarco Engineering plc (18,386) (2,332,743) 65,058 1.7
Unilever plc (77,604) (3,895,864) (162,580) (4.4)
Wise plc (158,099) (1,848,077) 38,019 1.0
WPP plc (289,756) (2,746,058) (167,763) (4.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the WIBOR
plus or minus a specified
spread (-0.85% to 0.70%),
which is denominated in PLN
based on the local currencies
of the positions within the
swap.
25-61 months
maturity
ranging from
04/17/2026
- 03/29/2029
$12,283,593 $132,553 $(7,204) $125,349

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Poland
Bank Polska Kasa Opieki SA 23,828 1,082,833 67,803 54.1
Budimex SA 237 41,534 141 0.1
Cyfrowy Polsat SA 150,559 404,603 7,691 6.1
ORLEN SA 152,941 2,491,089 71,938 57.4
PGE Polska Grupa Energetyczna SA 991,125 1,785,708 12,581 10.0
Powszechna Kasa Oszczednosci Bank Polski SA 8,005 118,776 7,508 6.0
Powszechny Zaklad Ubezpieczen SA 40,693 497,014 9,417 7.5
United Kingdom
Pepco Group NV 93,802 422,740 16,399 13.1
Short Positions
Common Stocks
Poland
Allegro.eu SA (166,561) (1,379,281) (42,598) (34.0)
CD Projekt SA (9,792) (286,505) (10,712) (8.5)
Dino Polska SA (15,078) (1,462,751) 56,351 45.0
KGHM Polska Miedz SA (7,388) (210,996) 7,169 5.7
LPP SA (48) (183,720) (17,883) (14.3)
mBank SA (8,560) (1,584,551) (29,204) (23.3)
Santander Bank Polska SA (2,328) (331,492) (24,048) (19.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.75% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
11-60 months
maturity
ranging from
02/25/2025
- 01/24/2029
$27,038,367 $355,957 $24,342 $380,299
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 758,600 1,926,939 11,126 2.9
Yangzijiang Shipbuilding Holdings Ltd. 2,820,000 3,988,754 417,416 109.8
Singapore
CapitaLand Integrated Commercial Trust 439,000 643,689 19,449 5.1
DBS Group Holdings Ltd. 13,400 357,617 11,266 3.0
Genting Singapore Ltd. 4,603,300 3,019,014 18,900 5.0

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore (continued)
Jardine Cycle & Carriage Ltd. 76,100 1,362,541 (6,441) (1.7)
Oversea-Chinese Banking Corp. Ltd. 166,200 1,660,649 16,189 4.3
Singapore Airlines Ltd. 158,100 749,316 4,627 1.2
United Overseas Bank Ltd. 49,700 1,080,480 15,256 4.0
UOL Group Ltd. 138,800 590,915 7,035 1.8
Short Positions
Common Stocks
Singapore
CapitaLand Investment Ltd/Singapore (453,900) (900,697) (3,150) (0.8)
City Developments Ltd. (429,200) (1,859,229) 293 0.1
Keppel Ltd. (260,400) (1,415,026) (32,269) (8.5)
Mapletree Logistics Trust (944,800) (1,021,517) (20,914) (5.5)
Seatrium Ltd. (10,395,100) (607,529) 16,061 4.2
Singapore Technologies Engineering Ltd. (500,300) (1,489,542) (37,088) (9.8)
Singapore Telecommunications Ltd. (2,322,600) (4,364,913) (81,799) (21.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-3.70% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
24 months
maturity
01/27/2025
$22,309,639 $(240,433) $489,221 $248,788
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
DB Insurance Co. Ltd. 13,104 937,344 (82,897) (33.3)
Doosan Bobcat, Inc. 42,933 1,722,561 100,818 40.5
GS Holdings Corp. 34,780 1,251,628 (38,823) (15.6)
Hankook Tire & Technology Co. Ltd. 20,668 830,472 (10,292) (4.1)
Hyundai Engineering & Construction Co. Ltd. 10,435 258,035 (1,246) (0.5)
Hyundai Glovis Co. Ltd. 6,082 816,290 (9,779) (3.9)
Hyundai Mobis Co. Ltd. 2,458 477,191 4,710 1.9
Hyundai Steel Co. 13,335 315,208 (7,189) (2.9)
Industrial Bank of Korea 86,826 900,577 (94,344) (37.9)
Kia Corp. 11,359 944,038 416 0.2
Korea Investment Holdings Co. Ltd. 30,455 1,507,808 (62,365) (25.1)
Kumho Petrochemical Co. Ltd. 6,998 730,076 140 0.1
LG Electronics, Inc. 4,700 337,861 (8,458) (3.4)
Mirae Asset Securities Co. Ltd. 68,439 413,181 (11,057) (4.4)
NH Investment & Securities Co. Ltd. 48,455 424,679 (37,055) (14.9)
Samsung SDS Co. Ltd. 1,147 139,367 6,568 2.6

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Korea (continued)
Samsung Securities Co. Ltd. 16,919 511,611 (11,514) (4.6)
Woori Financial Group, Inc. 145,336 1,576,488 (61,818) (24.8)
Short Positions
Common Stocks
South Korea
Amorepacific Corp. (3,934) (354,208) (8,056) (3.2)
Hanon Systems (101,115) (449,386) (17,715) (7.1)
HYBE Co. Ltd. (1,046) (177,952) (16,634) (6.7)
Kakao Corp. (7,789) (314,836) (2,626) (1.1)
KakaoBank Corp. (32,555) (679,935) (5,647) (2.3)
KT&G Corp. (3,558) (247,640) (3,495) (1.4)
LG Chem Ltd. (1,305) (427,133) 20,603 8.3
NAVER Corp. (2,102) (292,026) 2,398 1.0
Pearl Abyss Corp. (14,574) (328,135) (2,387) (1.0)
Samsung Biologics Co. Ltd. (2,259) (1,398,153) 15,615 6.3
Samsung C&T Corp. (2,151) (255,795) (1,784) (0.7)
Samsung Heavy Industries Co. Ltd. (166,472) (1,066,280) 45,022 18.1
Samsung SDI Co. Ltd. (3,350) (1,188,091) 24,917 10.0
SK Biopharmaceuticals Co. Ltd. (7,710) (529,790) 19,939 8.0
SK IE Technology Co. Ltd. (4,367) (237,200) 11,050 4.4
Yuhan Corp. (4,673) (268,664) 2,552 1.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.28% to 0.28%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
3-76 months
maturity
05/21/2024
$94,051,601 $(1,069) $(42,113) $(43,182)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 12,440 577,095 (6,385) 14.8
Adecco Group AG (Registered) 96,814 3,830,185 31,053 (71.9)
BKW AG 16,050 2,466,328 110,038 (254.8)
DKSH Holding AG 18,855 1,282,646 (36,587) 84.7
Flughafen Zurich AG (Registered) 10,694 2,428,297 82,815 (191.8)
Georg Fischer AG (Registered) 22,310 1,654,650 (59,696) 138.2
Helvetia Holding AG (Registered) 11,213 1,545,946 (75,361) 174.5
Kuehne + Nagel International AG (Registered) 4,740 1,318,757 63,131 (146.2)
Logitech International SA (Registered) 33,808 3,029,512 86,752 (200.9)
Novartis AG (Registered) 59,982 5,809,763 121,167 (280.6)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Schindler Holding AG 3,221 810,784 (26,029) 60.3
SGS SA (Registered) 6,538 634,726 19,239 (44.6)
Swatch Group AG (The) 9,664 2,254,440 37,351 (86.5)
Swisscom AG (Registered) 3,244 1,985,508 91,301 (211.4)
Tecan Group AG (Registered) 3,682 1,525,562 34,553 (80.0)
UBS Group AG (Registered) 106,619 3,282,898 (34,426) 79.7
Zurich Insurance Group AG 2,199 1,187,932 4,127 (9.6)
United States
Holcim AG 83,826 7,594,366 394,541 (913.7)
Roche Holding AG 4,804 1,226,553 3,513 (8.1)
Swiss Re AG 9,462 1,217,143 14,787 (34.2)
Short Positions
Common Stocks
Switzerland
Alcon, Inc. (21,387) (1,768,950) 10,592 (24.5)
Avolta AG (24,879) (1,035,896) (53,536) 124.0
Bachem Holding AG (10,076) (964,909) (58,812) 136.2
Baloise Holding AG (Registered) (543) (85,146) 1,014 (2.3)
Banque Cantonale Vaudoise (Registered) (13,944) (1,622,190) (8,004) 18.5
Barry Callebaut AG (Registered) (913) (1,326,225) 3,009 (7.0)
Belimo Holding AG (Registered) (638) (313,122) 7,771 (18.0)
Chocoladefabriken Lindt & Spruengli AG (195) (2,333,921) 35,874 (83.1)
Cie Financiere Richemont SA (Registered) (22,382) (3,407,445) 117,934 (273.1)
Clariant AG (Registered) (28,632) (387,390) (15,938) 36.9
EMS-Chemie Holding AG (Registered) (983) (753,390) (43,267) 100.2
Galenica AG (1,694) (141,358) (293) 0.7
Geberit AG (Registered) (777) (459,194) (5,151) 11.9
Givaudan SA (Registered) (646) (2,875,825) 36,673 (84.9)
Julius Baer Group Ltd. (19,479) (1,129,751) (54,556) 126.3
Lonza Group AG (Registered) (4,578) (2,735,806) (309,367) 716.4
Partners Group Holding AG (1,753) (2,504,136) 13,062 (30.2)
SIG Group AG (294,223) (6,524,178) (374,482) 867.2
Sika AG (Registered) (16,898) (5,028,007) (68,312) 158.2
Sonova Holding AG (Registered) (2,319) (671,566) 18,335 (42.5)
Straumann Holding AG (Registered) (13,470) (2,149,242) (2,197) 5.1
Swiss Life Holding AG (Registered) (1,756) (1,231,645) (4,188) 9.7
Swiss Prime Site AG (Registered) (3,105) (292,886) 6,476 (15.0)
Temenos AG (Registered) (2,368) (169,384) (2,178) 5.0
VAT Group AG (4,748) (2,452,788) (36,275) 84.0
United States
Nestle SA (Registered) (56,698) (6,024,160) (71,137) 164.7

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
21-37 months
maturity
02/21/2025
$52,646,041 $(748,947) $178,519 $(570,428)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 2,075 2,705,478 30,788 (5.4)
Carlsberg A/S 16,185 2,216,458 64,185 (11.3)
Danske Bank A/S 11,836 355,274 734 (0.1)
Demant A/S 29,023 1,442,540 (11,160) 2.0
Genmab A/S 12,366 3,707,681 53,605 (9.4)
ISS A/S 169,750 3,092,648 59,228 (10.4)
Jyske Bank A/S (Registered) 10,848 918,887 33,957 (6.0)
Novo Nordisk A/S 21,429 2,748,771 (84,729) 14.9
Pandora A/S 24,965 4,029,502 (94,110) 16.5
ROCKWOOL A/S 10,779 3,546,566 200,857 (35.2)
Royal Unibrew A/S 1,509 99,849 4,012 (0.7)
Short Positions
Common Stocks
Denmark
Ambu A/S (48,399) (796,552) 22,132 (3.9)
Coloplast A/S (23,802) (3,213,676) (9,941) 1.7
DSV A/S (44,191) (7,183,453) (539,319) 94.5
GN Store Nord A/S (35,176) (930,365) (117,850) 20.7
Novonesis (Novozymes) (44,013) (2,588,913) 1,379 (0.2)
Orsted A/S (74,050) (4,137,830) (338,856) 59.4
Tryg A/S (101,629) (2,095,014) 29,040 (5.1)
Vestas Wind Systems A/S (245,095) (6,836,584) (52,899) 9.3

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.28%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
8-85 months
maturity
11/13/2024
$448,292,619 $3,282,016 $216,823 $3,498,839
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 78,129 3,619,374 235,994 6.7
France
Bouygues SA 164,627 6,720,875 29,244 0.8
Carrefour SA 229,946 3,944,570 42,330 1.2
Cie de Saint-Gobain SA 98,223 7,623,458 297,898 8.5
Credit Agricole SA 293,819 4,383,172 184,048 5.3
Eiffage SA 43,808 4,971,867 76,253 2.2
Orange SA 325,723 3,830,508 103,879 3.0
Rexel SA 168,770 4,558,957 119,336 3.4
TotalEnergies SE 68,548 4,715,375 52,314 1.5
Worldline SA 326,692 4,041,679 437,945 12.5
Germany
Brenntag SE 49,329 4,157,500 (5,259) (0.2)
Commerzbank AG 243,955 3,352,964 226,257 6.5
Deutsche Bank AG (Registered) 689,198 10,855,046 812,778 23.2
Heidelberg Materials AG 85,079 9,365,613 886,285 25.3
RWE AG 101,472 3,448,750 61,653 1.8
Netherlands
Koninklijke Ahold Delhaize NV 215,076 6,435,461 135,718 3.9
Koninklijke Philips NV 169,695 3,396,268 (97,910) (2.8)
Randstad NV 70,297 3,712,077 (108,738) (3.1)
Singapore
STMicroelectronics NV 94,418 4,063,588 (135,180) (3.9)
Spain
Acerinox SA 277,172 3,043,811 154,690 4.4
Banco Bilbao Vizcaya Argentaria SA 366,524 4,364,751 258,268 7.4
Banco de Sabadell SA 3,152,498 4,959,447 186,257 5.3
Banco Santander SA 1,438,991 7,028,654 567,448 16.2
Industria de Diseno Textil SA 64,713 3,258,707 118,400 3.4
Repsol SA 472,286 7,883,030 99,753 2.9
United States
Signify NV 117,297 3,610,929 259,994 7.4

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
D'ieteren Group (13,817) (3,063,255) (116,246) (3.3)
France
Dassault Systemes SE (85,234) (3,773,068) 77,754 2.2
Hermes International SCA (1,936) (4,947,992) 16,577 0.5
Kering SA (11,549) (4,574,368) 450,528 12.9
L'Oreal SA (12,221) (5,787,519) 25,733 0.7
LVMH Moet Hennessy Louis Vuitton SE (8,404) (7,561,892) 203,246 5.8
Pernod Ricard SA (43,668) (7,069,158) (34,307) (1.0)
Sartorius Stedim Biotech (23,919) (6,822,332) 12,823 0.4
Germany
adidas AG (18,416) (4,114,666) (139,059) (4.0)
Carl Zeiss Meditec AG (29,095) (3,631,801) 134,896 3.9
Merck KGaA (36,824) (6,493,379) (279,986) (8.0)
MTU Aero Engines AG (15,264) (3,871,351) (177,676) (5.1)
Rheinmetall AG (9,579) (5,387,434) (456,937) (13.1)
Siemens Healthineers AG (91,296) (5,583,443) (116,988) (3.3)
Symrise AG (27,943) (3,345,083) (63,658) (1.8)
Netherlands
Adyen NV (3,184) (5,378,212) (418,675) (12.0)
Argenx SE (10,708) (4,221,879) (372,644) (10.7)
Heineken NV (40,644) (3,918,392) (222,817) (6.4)
Spain
Cellnex Telecom SA (213,260) (7,544,009) (197,686) (5.7)
Iberdrola SA (267,647) (3,324,271) (150,026) (4.3)
Switzerland
DSM-Firmenich AG (82,248) (9,354,234) (129,525) (3.7)
United States
Ferrovial SE (188,665) (7,469,596) (72,908) (2.1)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG (Preference) (42,927) (4,269,429) (16,154) (0.5)
Sartorius AG (Preference) (18,559) (7,369,973) (240,005) (6.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
29-37 months
maturity
02/21/2025
$16,473,239 $(35,883) $(39,188) $(75,071)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 109,439 3,470,213 68,043 (90.6)
Norway
DNB Bank ASA 8,197 162,936 3,549 (4.7)
Equinor ASA 88,543 2,374,228 88,168 (117.4)
Norsk Hydro ASA 325,784 1,790,309 43,231 (57.6)
United Kingdom
Subsea 7 SA 61,632 985,819 11,367 (15.1)
Short Positions
Common Stocks
Norway
Gjensidige Forsikring ASA (50,988) (740,063) 47,547 (63.3)
Kongsberg Gruppen ASA (6,680) (461,240) (24,070) 32.1
Mowi ASA (53,006) (973,652) (5,224) 7.0
Orkla ASA (87,324) (616,745) (4,636) 6.2
Salmar ASA (15,142) (999,346) (27,212) 36.2
Telenor ASA (159,572) (1,774,819) (49,974) 66.6
TOMRA Systems ASA (135,685) (2,123,869) (186,672) 248.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
13-37 months
maturity
02/21/2025
$74,989,381 $289,499 $437,503 $727,002
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Guatemala
Millicom International Cellular SA 10,316 210,355 17,604 2.4
Sweden
AAK AB 18,643 443,019 20,486 2.8
Alfa Laval AB 9,622 378,090 995 0.1
Billerud Aktiebolag 124,641 1,118,485 20,657 2.8
Elekta AB 168,682 1,271,444 23,663 3.3
Embracer Group AB 1,266,188 2,758,386 742,232 102.1
Essity AB 63,388 1,505,727 38,280 5.3

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Evolution AB 9,190 1,141,434 (31,012) (4.3)
Getinge AB 84,299 1,695,498 51,888 7.1
H & M Hennes & Mauritz AB 124,933 2,037,167 335,912 46.2
Hexpol AB 50,191 612,873 18,778 2.6
Husqvarna AB 102,423 876,434 80,513 11.1
Saab AB 20,783 1,848,708 129,218 17.8
Sandvik AB 40,630 902,018 (10,487) (1.4)
Securitas AB 129,044 1,330,320 16,853 2.3
Skandinaviska Enskilda Banken AB 10,536 142,737 (8,502) (1.2)
Skanska AB 22,074 393,106 (5,934) (0.8)
SKF AB 218,758 4,465,904 (275,487) (37.9)
SSAB AB 392,119 2,895,269 46,692 6.4
Svenska Handelsbanken AB 14,839 150,022 (16,820) (2.3)
Swedbank AB 88,973 1,765,914 (104,315) (14.3)
Telefonaktiebolaget LM Ericsson 7,240 38,938 966 0.1
Trelleborg AB 95,588 3,418,034 (128,117) (17.6)
Volvo AB 93,526 2,534,690 (136,795) (18.8)
Volvo Car AB 1,237,141 4,683,799 593,513 81.6
Short Positions
Common Stocks
Sweden
AddTech AB (66,528) (1,513,524) (45,482) (6.3)
Assa Abloy AB (23,944) (687,152) (14,510) (2.0)
Atlas Copco AB (7,803) (131,781) 893 0.1
Axfood AB (9,129) (265,410) (9,723) (1.3)
Beijer Ref AB (107,423) (1,595,007) (239,173) (32.9)
Boliden AB (44,282) (1,229,606) (52,848) (7.3)
Castellum AB (100,414) (1,320,612) (101,554) (14.0)
Electrolux AB (111,141) (992,385) (54,374) (7.5)
Epiroc AB (131,787) (2,473,980) 29,038 4.0
EQT AB (182,461) (5,776,626) (83,242) (11.5)
Fastighets AB Balder (184,872) (1,357,968) (150,358) (20.7)
Hexagon AB (216,781) (2,562,554) (42,150) (5.8)
Holmen AB (27,666) (1,125,450) (36,799) (5.1)
Indutrade AB (15,419) (419,965) (18,644) (2.6)
Lifco AB (63,690) (1,663,221) (15,040) (2.1)
Nibe Industrier AB (950,127) (4,672,155) 209,850 28.9
Sagax AB (56,764) (1,497,451) (123,958) (17.1)
Svenska Cellulosa AB SCA (222,138) (3,415,151) (261,763) (36.0)
Swedish Orphan Biovitrum AB (11,466) (286,222) 643 0.1
Tele2 AB (203,079) (1,667,575) (24,198) (3.3)
Telia Co. AB (670,014) (1,717,215) (97,890) (13.5)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-8.00% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
10-49 months
maturity
ranging from
01/09/2025
- 04/22/2025
$133,781,023 $(351,788) $569,750 $217,962
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 213,700 2,412,508 29,392 13.5
Telefonica Brasil SA 93,200 940,288 (13,455) (6.2)
TIM SA/Brazil 406,400 1,442,342 (61,867) (28.4)
Ultrapar Participacoes SA 268,600 1,524,712 10,617 4.9
Vibra Energia SA 520,000 2,593,053 (23,263) (10.7)
South Korea
DB Insurance Co. Ltd. 21,380 1,529,336 (94,124) (43.2)
Hana Financial Group, Inc. 53,118 2,325,391 (143,253) (65.7)
Hyundai Glovis Co. Ltd. 8,595 1,153,569 (45,762) (21.0)
Hyundai Mobis Co. Ltd. 5,664 1,099,596 (38,248) (17.5)
Kia Corp. 30,812 2,560,761 (387,974) (178.0)
Posco International Corp. 23,389 924,559 (73,024) (33.5)
Woori Financial Group, Inc. 173,329 1,880,134 (57,061) (26.2)
Taiwan
ASE Technology Holding Co. Ltd. 195,000 946,549 (26,150) (12.0)
Compal Electronics, Inc. 1,147,000 1,373,744 37,489 17.2
Hon Hai Precision Industry Co. Ltd. 749,000 3,637,934 422,027 193.6
MediaTek, Inc. 42,000 1,521,841 (1,361) (0.6)
Novatek Microelectronics Corp. 126,000 2,319,633 (86,993) (39.9)
Pegatron Corp. 696,000 2,166,834 154,523 70.9
Pou Chen Corp. 1,152,000 1,304,064 69,089 31.7
Shanghai Commercial & Savings Bank Ltd. (The) 824,764 1,243,302 37,744 17.3
WPG Holdings Ltd. 581,000 1,743,202 46,507 21.3
Zhen Ding Technology Holding Ltd. 285,000 1,113,094 154,839 71.0
Preferred Stocks
Brazil
Petroleo Brasileiro SA (Preference) 311,800 2,322,616 59,663 27.4

Consolidated Schedule of Investments
March 31, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Brazil
Cia Siderurgica Nacional SA (335,300) (1,049,609) (1,231) (0.6)
Cosan SA (467,000) (1,508,434) 11,884 5.5
Equatorial Energia SA (192,906) (1,251,962) 27,854 12.8
Localiza Rent a Car SA (224,500) (2,447,593) (96,658) (44.3)
Natura & Co. Holding SA (393,400) (1,402,479) 45,270 20.8
Rede D'Or Sao Luiz SA (200,600) (1,012,319) 29,136 13.4
Suzano SA (144,100) (1,838,242) (87,643) (40.2)
South Korea
Kakao Corp. (35,493) (1,434,646) (24,570) (11.3)
L&F Co. Ltd. (7,297) (955,417) 9,450 4.3
LG Energy Solution Ltd. (6,470) (1,927,421) 48,896 22.4
POSCO Future M Co. Ltd. (4,559) (1,025,190) 75,209 34.5
Samsung Biologics Co. Ltd. (2,002) (1,239,089) 49,997 22.9
Samsung Electronics Co. Ltd. (33,005) (1,983,518) (182,426) (83.7)
SK Hynix, Inc. (17,150) (2,271,953) (159,795) (73.3)
SK Square Co. Ltd. (41,323) (2,417,234) (279,934) (128.4)
SKC Co. Ltd. (12,239) (1,087,697) 29,726 13.6
Taiwan
AUO Corp. (2,642,924) (1,494,150) (4,863) (2.2)
China Steel Corp. (2,802,000) (2,083,687) 12,133 5.6
Delta Electronics, Inc. (158,000) (1,691,054) (164,679) (75.6)
E Ink Holdings, Inc. (175,000) (1,241,806) 109,019 50.0
E.Sun Financial Holding Co. Ltd. (3,174,571) (2,692,087) (36,241) (16.6)
Formosa Plastics Corp. (482,000) (1,025,346) 15,485 7.1
Fubon Financial Holding Co. Ltd. (720,050) (1,558,646) 21,287 9.8
Hotai Motor Co. Ltd. (64,500) (1,303,601) 7,061 3.2
Mega Financial Holding Co. Ltd. (1,831,737) (2,303,284) 44,543 20.4
Taiwan Cooperative Financial Holding Co. Ltd. (1,284,533) (1,042,659) 13,741 6.3
Unimicron Technology Corp. (198,000) (1,177,147) (4,890) (2.2)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 65.1%
INVESTMENT COMPANIES - 29.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 5.16% (1)(a)(b) 106,974 106,974
Limited Purpose Cash Investment
Fund, 5.33% (1)(a) 9,283,987 9,280,272
TOTAL INVESTMENT COMPANIES
(Cost $9,384,913) 9,387,246
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 35.2%
U.S. Treasury Bills
5.48%, 4/18/2024 (c) $ 1,693,000 1,688,792
5.38%, 5/30/2024 (c) 1,649,000 1,634,778
5.33%, 6/13/2024 (c) 192,000 189,969
5.27%, 6/20/2024 (c) 514,000 508,042
5.21%, 6/27/2024 (c) 969,000 956,782
5.18%, 7/5/2024 (c) 981,000 967,571
5.16%, 7/11/2024 (c) 2,583,000 2,545,715
5.11%, 7/18/2024 (c) 665,000 654,700
5.15%, 7/25/2024 (c) 369,000 362,930
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 35.2% (continued)
5.11%, 8/1/2024 (c) $ 1,074,000 1,055,187
5.24%, 8/22/2024 (c) 527,000 516,258
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,083,610) 11,080,724
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,468,523) 20,467,970
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 65.1%
(Cost $20,468,523) 20,467,970
OTHER ASSETS IN EXCESS OF
LIABILITIES - 34.9% ‡ 10,980,735
NET ASSETS - 100.0% 31,448,705
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 9,387,246 29.9%
U.S. Treasury Obligations 11,080,724 35.2
Total Investments In Securities
At Value 20,467,970 65.1
Other Assets in Excess of
Liabilities ‡ 10,980,735 34.9
Net Assets
$ 31,448,705 100.0%
‡ Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
(a) Represents 7-day effective yield as of March 31, 2024.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Forward foreign currency exchange contracts outstanding as of March 31, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 109,000 USD 71,131 CITI 6/20/2024 $ 58
AUD 109,000 USD 71,131 JPMC 6/20/2024 59
CAD 52,658 USD 38,836 CITI 6/20/2024 84
CAD 52,658 USD 38,835 JPMC 6/20/2024 84
Total unrealized appreciation 285
AUD 117,500 USD 77,030 CITI 6/20/2024 (289)
AUD 117,500 USD 77,030 JPMC 6/20/2024 (289)
CAD 264,842 USD 196,537 CITI 6/20/2024 (791)
CAD 264,842 USD 196,536 JPMC 6/20/2024 (789)
CHF 162,000 USD 185,648 CITI 6/20/2024 (4,417)
CHF 162,000 USD 185,647 JPMC 6/20/2024 (4,416)
DKK 507,500 USD 74,355 CITI 6/20/2024 (652)
DKK 507,500 USD 74,355 JPMC 6/20/2024 (652)
EUR 642,000 USD 699,789 CITI 6/20/2024 (4,920)
EUR 642,000 USD 699,786 JPMC 6/20/2024 (4,917)
GBP 235,500 USD 299,174 CITI 6/20/2024 (1,812)
GBP 235,500 USD 299,172 JPMC 6/20/2024 (1,811)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
HKD 283,000 USD 36,272 CITI 6/20/2024 $ (32)
HKD 283,000 USD 36,272 JPMC 6/20/2024 (31)
ILS 51,500 USD 14,356 CITI 6/20/2024 (301)
ILS 51,500 USD 14,355 JPMC 6/20/2024 (301)
JPY 74,827,500 USD 505,140 CITI 6/20/2024 (4,732)
JPY 74,827,500 USD 505,138 JPMC 6/20/2024 (4,729)
NOK 129,000 USD 12,267 CITI 6/20/2024 (362)
NOK 129,000 USD 12,267 JPMC 6/20/2024 (362)
NZD 5,000 USD 3,058 CITI 6/20/2024 (71)
NZD 5,000 USD 3,058 JPMC 6/20/2024 (71)
SEK 605,000 USD 58,722 CITI 6/20/2024 (2,014)
SEK 605,000 USD 58,722 JPMC 6/20/2024 (2,013)
SGD 49,500 USD 37,030 CITI 6/20/2024 (237)
SGD 49,500 USD 37,030 JPMC 6/20/2024 (237)
Total unrealized depreciation (41,248)
Net unrealized depreciation $ (40,963)
Total return basket swap contracts outstanding as of March 31, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.30% to 0.23%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity ranging
from 01/27/2025
- 03/11/2026
$275,599 $2,607 $848 $3,455
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.08% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
34-61 months
maturity
ranging from
12/18/2026
- 03/14/2029
$18,532,863 $258,722 $63,686 $322,408

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
ANA Holdings, Inc. 8,400 175,554 2,205 0.7
Fujitsu Ltd. 8,000 128,032 (439) (0.1)
Hitachi Construction Machinery Co. Ltd. 4,600 138,789 10,373 3.2
Honda Motor Co. Ltd. 33,400 413,281 32,683 10.1
Japan Post Bank Co. Ltd. 15,300 164,403 (2,565) (0.8)
Japan Post Insurance Co. Ltd. 7,200 137,629 3,408 1.1
Kirin Holdings Co. Ltd. 8,600 119,594 3,218 1.0
Komatsu Ltd. 3,900 115,404 7,406 2.3
Mazda Motor Corp. 17,500 202,818 20,281 6.3
Mizuho Financial Group, Inc. 20,300 401,439 (1,128) (0.3)
NGK Insulators Ltd. 13,700 184,216 11,405 3.5
Nippon Yusen KK 5,100 140,016 (9,972) (3.1)
Nissan Motor Co. Ltd. 38,500 152,556 17,584 5.5
Niterra Co. Ltd. 4,600 152,719 15,977 5.0
NSK Ltd. 22,700 129,530 9,537 3.0
Otsuka Corp. 6,200 131,554 (1,206) (0.4)
Panasonic Holdings Corp. 14,000 133,613 4,507 1.4
Persol Holdings Co. Ltd. 86,100 120,431 5,085 1.6
Ryohin Keikaku Co. Ltd. 11,500 188,200 12,296 3.8
Santen Pharmaceutical Co. Ltd. 14,000 137,680 4,089 1.3
Sekisui Chemical Co. Ltd. 10,500 153,621 5,915 1.8
Shimamura Co. Ltd. 3,600 205,240 3,861 1.2
Shionogi & Co. Ltd. 3,200 163,526 (2,753) (0.9)
Subaru Corp. 7,200 163,065 17,095 5.3
Tokyo Electron Ltd. 1,200 312,539 18,048 5.6
Toyo Suisan Kaisha Ltd. 2,300 140,635 10,518 3.3
Toyota Boshoku Corp. 7,300 124,397 13,749 4.3
Yamada Holdings Co. Ltd. 45,800 132,678 3,096 1.0
Yokogawa Electric Corp. 6,100 140,479 5,004 1.6
Short Positions
Common Stocks
Japan
Advantest Corp. (4,400) (195,461) (3,655) (1.1)
Asahi Intecc Co. Ltd. (10,300) (180,454) 22,614 7.0
Chiba Bank Ltd. (The) (24,700) (205,533) (5,084) (1.6)
Hamamatsu Photonics KK (3,500) (123,397) (2,893) (0.9)
IHI Corp. (8,100) (216,527) (28,876) (9.0)
Keyence Corp. (700) (324,983) 2,313 0.7
M3, Inc. (11,500) (165,500) (7,298) (2.3)
MINEBEA MITSUMI, Inc. (7,600) (149,075) 1,590 0.5
Nissan Chemical Corp. (6,600) (249,982) 6,118 1.9
Nitori Holdings Co. Ltd. (2,000) (303,104) 11,997 3.7
NTT Data Group Corp. (11,400) (181,237) (2,834) (0.9)
Resonac Holdings Corp. (7,300) (170,054) (10,436) (3.2)
Shimano, Inc. (1,000) (148,764) (11,361) (3.5)
SMC Corp. (500) (282,080) 3,724 1.2
Sysmex Corp. (10,500) (187,371) (94) 0.0(a)
Taiyo Yuden Co. Ltd. (5,400) (127,843) (10,304) (3.2)
Terumo Corp. (6,200) (113,452) 3,541 1.1
Tohoku Electric Power Co., Inc. (19,000) (148,924) (15,442) (4.8)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Toyota Motor Corp. (6,800) (171,870) (14,739) (4.6)
Yaskawa Electric Corp. (3,700) (157,526) (1,539) (0.5)
ZOZO, Inc. (6,000) (148,919) (3,219) (1.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.50% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
34-61 months
maturity
ranging from
12/18/2026
- 03/21/2029
$70,141,873 $804,308 $9,695 $814,003
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
3M Co. 3,541 375,594 42,563 5.2
Adobe, Inc. 797 402,166 (44,489) (5.5)
Alphabet, Inc. 2,223 335,517 29,477 3.6
Amazon.com, Inc. 4,248 766,254 35,768 4.4
Apple, Inc. 4,218 723,303 (5,357) (0.7)
Applied Materials, Inc. 1,126 232,215 5,472 0.7
Baker Hughes Co. 8,562 286,827 18,836 2.3
Bank of America Corp. 9,038 342,721 18,347 2.3
Booking Holdings, Inc. 103 373,672 12,889 1.6
Broadcom, Inc. 174 230,621 5,618 0.7
Caesars Entertainment, Inc. 5,759 251,899 7,799 1.0
Centene Corp. 3,300 258,984 1,485 0.2
Chipotle Mexican Grill, Inc. 75 218,008 18,314 2.2
Citigroup, Inc. 5,009 316,769 29,031 3.6
Crocs, Inc. 1,835 263,873 30,641 3.8
Crowdstrike Holdings, Inc. 726 232,748 2,338 0.3
DocuSign, Inc. 5,215 310,553 8,188 1.0
DraftKings, Inc. 7,073 321,185 26,762 3.3
Flowserve Corp. 5,742 262,295 9,532 1.2
General Electric Co. 1,621 284,534 14,540 1.8
GoDaddy, Inc. 2,504 297,175 10,266 1.3
Humana, Inc. 654 226,755 (183) 0.0(a)
Kimberly-Clark Corp. 2,919 377,573 7,502 0.9
Las Vegas Sands Corp. 4,369 225,877 (3,858) (0.5)
Microsoft Corp. 852 358,453 13,802 1.7
Molson Coors Beverage Co. 4,861 326,902 6,319 0.8
NextEra Energy, Inc. 3,585 229,117 21,653 2.7
NVIDIA Corp. 868 784,290 39,772 4.9
PepsiCo, Inc. 1,637 286,491 16,828 2.1

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
PPG Industries, Inc. 1,580 228,942 3,792 0.5
Terex Corp. 3,280 211,232 19,549 2.4
Valero Energy Corp. 1,825 311,509 36,380 4.5
Vertiv Holdings Co. 2,886 235,700 42,338 5.2
Walmart, Inc. 5,202 313,004 (2,549) (0.3)
Wendy's Co. (The) 12,036 226,758 4,828 0.6
Wingstop, Inc. 582 213,245 18,701 2.3
Short Positions
Common Stocks
United States
BJ's Wholesale Club Holdings, Inc. (2,892) (218,780) (3,991) (0.5)
Celanese Corp. (1,748) (300,411) (25,224) (3.1)
HEICO Corp. (1,438) (274,658) (11,101) (1.4)
Hyatt Hotels Corp. (1,304) (208,144) (7,107) (0.9)
Lancaster Colony Corp. (1,166) (242,097) (3,988) (0.5)
MACOM Technology Solutions Holdings, Inc. (2,205) (210,886) (6,152) (0.8)
MGM Resorts International (5,006) (236,333) (22,877) (2.8)
Monster Beverage Corp. (5,066) (300,312) (608) (0.1)
RH (815) (283,832) (54,660) (6.7)
Silgan Holdings, Inc. (4,516) (219,297) (16,303) (2.0)
T-Mobile US, Inc. (1,983) (323,665) 3,054 0.4
United Airlines Holdings, Inc. (5,908) (282,875) (29,461) (3.6)
Universal Health Services, Inc. (1,397) (254,897) (15,604) (1.9)
Yum! Brands, Inc. (1,992) (276,191) 2,849 0.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-1.20% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
01/28/2025
- 03/11/2026
$2,294,213 $15,764 $22,061 $37,825
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Ampol Ltd. 1,335 34,630 (472) (1.2)
ANZ Group Holdings Ltd. 1,719 32,947 293 0.8
Aristocrat Leisure Ltd. 3,762 105,340 (688) (1.8)
Atlas Arteria Ltd. 7,526 26,133 (56) (0.1)
Aurizon Holdings Ltd. 12,719 33,164 260 0.7
BlueScope Steel Ltd. 2,621 40,765 969 2.6
Brambles Ltd. 15,235 160,335 7,942 21.0

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Cochlear Ltd. 634 139,436 78 0.2
Coles Group Ltd. 2,982 32,919 778 2.1
Harvey Norman Holdings Ltd. 6,601 22,153 817 2.2
Incitec Pivot Ltd. 10,368 19,527 (67) (0.2)
JB Hi-Fi Ltd. 2,300 96,284 2,699 7.1
Lendlease Corp. Ltd. 6,580 27,562 (480) (1.3)
Northern Star Resources Ltd. 2,251 21,239 1,129 3.0
Orica Ltd. 2,242 26,667 793 2.1
Qantas Airways Ltd. 16,227 57,608 718 1.9
QBE Insurance Group Ltd. 12,451 147,180 2,350 6.2
Qube Holdings Ltd. 7,031 15,622 639 1.7
SEEK Ltd. 944 15,393 (195) (0.5)
Sonic Healthcare Ltd. 1,556 29,817 453 1.2
Suncorp Group Ltd. 7,266 77,557 1,041 2.8
Telstra Group Ltd. 8,878 22,332 579 1.5
Transurban Group 8,372 72,628 941 2.5
Westpac Banking Corp. 1,914 32,554 (424) (1.1)
Worley Ltd. 4,849 52,928 853 2.3
New Zealand
Xero Ltd. 892 77,452 (2,246) (5.9)
United States
James Hardie Industries plc 2,330 93,651 849 2.2
Short Positions
Common Stocks
Australia
AGL Energy Ltd. (16,032) (87,186) 362 1.0
Alumina Ltd. (24,295) (22,513) (1,774) (4.7)
APA Group (1,709) (9,367) (157) (0.4)
BHP Group Ltd. (955) (27,613) (305) (0.8)
CAR Group Ltd. (355) (8,345) 166 0.4
Cleanaway Waste Management Ltd. (39,365) (69,750) (1,002) (2.6)
Commonwealth Bank of Australia (474) (37,180) (488) (1.3)
Domino's Pizza Enterprises Ltd. (2,494) (70,462) (105) (0.3)
Endeavour Group Ltd. (2,621) (9,411) (290) (0.8)
IDP Education Ltd. (748) (8,731) 91 0.2
Liontown Resources Ltd. (48,220) (36,717) 48 0.1
Lynas Rare Earths Ltd. (13,142) (48,507) 993 2.6
Macquarie Group Ltd. (92) (11,967) (128) (0.3)
Medibank Pvt Ltd. (8,263) (20,245) (376) (1.0)
Mineral Resources Ltd. (1,287) (59,380) (924) (2.4)
National Australia Bank Ltd. (1,196) (27,080) (145) (0.4)
REA Group Ltd. (215) (25,978) 648 1.7
Reece Ltd. (2,471) (45,243) (157) (0.4)
Santos Ltd. (1,638) (8,293) (202) (0.5)
Treasury Wine Estates Ltd. (3,888) (31,538) (628) (1.7)
Wesfarmers Ltd. (213) (9,494) (136) (0.4)
WiseTech Global Ltd. (392) (23,976) 675 1.8
Woolworths Group Ltd. (746) (16,126) (380) (1.0)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-1.14% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
08/26/2024
- 02/25/2025
$2,938,947 $2,304 $54,371 $56,675
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Air Canada 6,563 95,013 3,198 5.6
Alamos Gold, Inc. 4,349 64,117 4,688 8.3
Atco Ltd. 1,138 31,681 (25) 0.0(a)
Bank of Nova Scotia (The) 1,908 98,700 2,409 4.2
Cameco Corp. 1,568 67,880 1,910 3.4
Canadian Imperial Bank of Commerce 912 46,235 236 0.4
Canadian Tire Corp. Ltd. 278 27,727 745 1.3
Canadian Utilities Ltd. 682 15,533 (10) 0.0(a)
Descartes Systems Group, Inc. (The) 450 41,161 (432) (0.8)
Empire Co. Ltd. 1,342 32,774 396 0.7
Finning International, Inc. 3,015 88,610 5,097 9.0
George Weston Ltd. 658 88,901 (1,647) (2.9)
iA Financial Corp., Inc. 820 50,942 (224) (0.4)
Kinross Gold Corp. 6,350 38,956 2,719 4.8
Magna International, Inc. 356 19,393 268 0.5
Nutrien Ltd. 650 35,313 1,056 1.9
Nuvei Corp. 745 23,551 2,084 3.7
Open Text Corp. 1,161 45,050 (557) (1.0)
Parkland Corp. 2,472 78,729 1,369 2.4
Pembina Pipeline Corp. 1,231 43,449 436 0.8
Saputo, Inc. 982 19,320 732 1.3
Shopify, Inc. 2,004 154,603 (2,929) (5.2)
SNC-Lavalin Group, Inc. 1,736 71,001 244 0.4
Stantec, Inc. 1,114 92,489 (2,665) (4.7)
Sun Life Financial, Inc. 1,970 107,492 625 1.1
TFI International, Inc. 223 35,560 (89) (0.2)
Toromont Industries Ltd. 378 36,375 940 1.7
West Fraser Timber Co. Ltd. 345 29,789 (550) (1.0)
Zambia
First Quantum Minerals Ltd. 4,509 48,467 3,162 5.6

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Canada
BCE, Inc. (2,552) (86,721) (151) (0.3)
Brookfield Corp. (507) (21,215) (138) (0.2)
Brookfield Infrastructure Corp. (804) (28,965) (1,401) (2.5)
Capital Power Corp. (3,403) (95,994) 1,080 1.9
Constellation Software, Inc. (6) (16,389) 186 0.3
Dollarama, Inc. (460) (35,043) (584) (1.0)
Element Fleet Management Corp. (1,370) (22,140) (111) (0.2)
Emera, Inc. (522) (18,370) (131) (0.2)
Gildan Activewear, Inc. (518) (19,224) 195 0.3
Hydro One Ltd. (547) (15,951) 339 0.6
Intact Financial Corp. (212) (34,438) (193) (0.3)
Pan American Silver Corp. (3,015) (45,451) (2,871) (5.1)
RB Global, Inc. (1,072) (81,649) (309) (0.5)
Restaurant Brands International, Inc. (1,549) (123,012) (823) (1.5)
Teck Resources Ltd. (1,869) (85,547) (4,650) (8.2)
Thomson Reuters Corp. (464) (72,209) 161 0.3
TMX Group Ltd. (1,029) (27,143) (387) (0.7)
Chile
Lundin Mining Corp. (7,660) (78,378) (4,072) (7.2)
United States
Brookfield Renewable Corp. (830) (20,368) (227) (0.4)
BRP, Inc. (1,406) (94,405) (8,159) (14.4)
GFL Environmental, Inc. (2,138) (73,726) 537 0.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 03/25/2026
$3,364,038 $(16,340) $(35,291) $(51,631)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 5,514 255,796 166 (0.3)
Adecco Group AG (Registered) 3,253 128,696 2,270 (4.4)
Alcon, Inc. 264 21,836 (49) 0.1
Baloise Holding AG (Registered) 265 41,554 475 (0.9)
Clariant AG (Registered) 1,472 19,916 (78) 0.2
DKSH Holding AG 689 46,870 (1,413) 2.7
Flughafen Zurich AG (Registered) 1 227 – 0.0(a)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Galenica AG 289 24,116 274 (0.5)
Georg Fischer AG (Registered) 1,969 146,033 190 (0.4)
Givaudan SA (Registered) 2 8,903 (114) 0.2
Julius Baer Group Ltd. 425 24,649 248 (0.5)
Kuehne + Nagel International AG (Registered) 253 70,389 1,883 (3.6)
Logitech International SA (Registered) 1,882 168,645 (2,266) 4.4
Lonza Group AG (Registered) 11 6,574 158 (0.3)
Novartis AG (Registered) 3,779 366,028 3,946 (7.6)
Sandoz Group AG 120 3,622 31 (0.1)
SGS SA (Registered) 160 15,533 41 (0.1)
Sonova Holding AG (Registered) 59 17,086 279 (0.5)
Temenos AG (Registered) 363 25,966 (479) 0.9
Zurich Insurance Group AG 283 152,881 625 (1.2)
United States
Holcim AG 672 60,881 674 (1.3)
Roche Holding AG 177 45,191 934 (1.8)
Swiss Re AG 1,338 172,114 904 (1.8)
Short Positions
Common Stocks
Switzerland
Avolta AG (2,063) (85,898) (8,534) 16.5
Bachem Holding AG (1,128) (108,021) (1,769) 3.4
Barry Callebaut AG (Registered) (1) (1,453) (27) 0.1
Belimo Holding AG (Registered) (12) (5,889) 109 (0.2)
BKW AG (161) (24,740) (658) 1.3
Chocoladefabriken Lindt & Spruengli AG (15) (179,532) 1,595 (3.1)
Cie Financiere Richemont SA (Registered) (54) (8,221) (153) 0.3
EMS-Chemie Holding AG (Registered) (204) (156,349) 182 (0.4)
Geberit AG (Registered) (39) (23,048) (137) 0.3
Helvetia Holding AG (Registered) (166) (22,887) (81) 0.2
Partners Group Holding AG (56) (79,995) (421) 0.8
Schindler Holding AG (83) (20,893) 385 (0.7)
SIG Group AG (7,268) (161,163) (708) 1.4
Sika AG (Registered) (226) (67,246) (162) 0.3
Straumann Holding AG (Registered) (1,262) (201,362) (7,482) 14.5
Swatch Group AG (The) (656) (153,033) (6,900) 13.4
Swiss Life Holding AG (Registered) (7) (4,910) (63) 0.1
Swisscom AG (Registered) (55) (33,663) (853) 1.7
Tecan Group AG (Registered) (141) (58,420) (917) 1.8
UBS Group AG (Registered) (1,748) (53,823) 1,127 (2.2)
VAT Group AG (73) (37,711) 1,013 (2.0)
United States
Nestle SA (Registered) (492) (52,275) (585) 1.1

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.15% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 01/26/2026
$1,086,008 $(1,394) $(58) $(1,452)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 18 23,469 (233) 16.0
Carlsberg A/S 1,273 174,331 (623) 42.9
Danske Bank A/S 1,680 50,428 639 (44.0)
Demant A/S 1,217 60,489 465 (32.0)
Genmab A/S 126 37,778 145 (10.0)
ISS A/S 5,969 108,748 2,169 (149.4)
Jyske Bank A/S (Registered) 268 22,701 506 (34.8)
Pandora A/S 440 71,019 (513) 35.3
ROCKWOOL A/S 45 14,806 409 (28.2)
Royal Unibrew A/S 390 25,806 800 (55.1)
Vestas Wind Systems A/S 1,196 33,361 (1,178) 81.1
Short Positions
Common Stocks
Denmark
Ambu A/S (3,036) (49,967) (1,159) 79.8
Coloplast A/S (622) (83,981) (116) 8.0
DSV A/S (1,193) (193,928) (1,705) 117.4
GN Store Nord A/S (67) (1,772) 32 (2.2)
Novo Nordisk A/S (159) (20,395) 176 (12.1)
Novonesis (Novozymes) (375) (22,058) (42) 2.9
Orsted A/S (992) (55,432) (1,297) 89.3
Tryg A/S (1,724) (35,539) 131 (9.0)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.75% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 03/25/2026
$14,294,177 $91,414 $351,734 $443,148
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 2,972 137,680 4,777 1.1
Finland
UPM-Kymmene OYJ 3,151 104,981 (606) (0.1)
France
Bouygues SA 4,171 170,281 860 0.2
Cie de Saint-Gobain SA 1,775 137,764 2,702 0.6
Eiffage SA 1,150 130,516 1,734 0.4
Orange SA 8,434 99,184 2,352 0.5
Rexel SA 7,039 190,143 748 0.2
Societe Generale SA 7,067 189,346 5,907 1.3
Sodexo SA 1,279 109,640 108 0.0(a)
Vivendi SE 12,044 131,254 1,759 0.4
Germany
Bayerische Motoren Werke AG 1,883 217,258 1,435 0.3
Commerzbank AG 10,911 149,963 1,821 0.4
Deutsche Bank AG (Registered) 7,230 113,874 3,534 0.8
E.ON SE 6,526 90,854 2,319 0.5
GEA Group AG 2,539 107,349 356 0.1
Mercedes-Benz Group AG 2,294 182,687 239 0.1
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 604 294,837 10,337 2.3
Rheinmetall AG 171 96,174 2,604 0.6
Italy
Assicurazioni Generali SpA 3,835 97,077 14 0.0(a)
Banco BPM SpA 23,038 153,278 1,119 0.3
Enel SpA 22,647 149,504 1,271 0.3
Intesa Sanpaolo SpA 53,260 193,362 2,511 0.6
Pirelli & C SpA 16,980 103,969 394 0.1
Poste Italiane SpA 14,664 183,655 2,434 0.5
UniCredit SpA 4,332 164,526 5,251 1.2
Unipol Gruppo SpA 17,858 149,649 1,030 0.2
Netherlands
Akzo Nobel NV 1,438 107,444 2,663 0.6
ASML Holding NV 126 122,152 (1,957) (0.4)
Koninklijke Ahold Delhaize NV 3,696 110,591 2,292 0.5
NN Group NV 2,687 124,046 2,438 0.6

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore
STMicroelectronics NV 3,197 137,593 (8) (0.0)(a)
Spain
Acerinox SA 10,194 111,947 1,144 0.3
Banco de Sabadell SA 193,274 304,055 4,942 1.1
Banco Santander SA 54,236 264,912 6,667 1.5
Industria de Diseno Textil SA 2,098 105,648 2,073 0.5
Short Positions
Common Stocks
France
Capgemini SE (522) (120,118) 398 0.1
Hermes International SCA (45) (115,010) 1,651 0.4
Pernod Ricard SA (729) (118,014) (2,833) (0.6)
Sartorius Stedim Biotech (751) (214,205) 5,526 1.2
Germany
Deutsche Post AG (2,311) (99,598) (268) (0.1)
Merck KGaA (664) (117,087) (2,756) (0.6)
Siemens Healthineers AG (3,454) (211,238) (5,320) (1.2)
Italy
Davide Campari-Milano NV (11,959) (120,188) (2,444) (0.6)
Ferrari NV (850) (370,630) 1,681 0.4
Luxembourg
Eurofins Scientific SE (2,518) (160,398) (8,489) (1.9)
Netherlands
IMCD NV (647) (113,879) 247 0.1
Spain
Cellnex Telecom SA (4,672) (165,271) 1,365 0.3
Switzerland
DSM-Firmenich AG (1,112) (126,470) 1,776 0.4
Preferred Stocks
Germany
Dr Ing hc F Porsche AG (Preference) (2,815) (279,974) (938) (0.2)
Sartorius AG (Preference) (598) (237,472) 1,492 0.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
02/25/2025
- 02/25/2026
$7,091,990 $40,777 $53,086 $93,863

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United Kingdom
Associated British Foods plc 5,999 189,274 5,359 5.7
Auto Trader Group plc 9,248 81,668 (4,964) (5.3)
Aviva plc 24,963 156,635 675 0.7
BAE Systems plc 7,729 131,744 (926) (1.0)
Barclays plc 51,958 120,420 1,408 1.5
BT Group plc 42,672 59,056 916 1.0
Burberry Group plc 9,057 138,539 1,421 1.5
DCC plc 1,247 90,727 1,329 1.4
Direct Line Insurance Group plc 25,569 62,946 3,114 3.3
easyJet plc 11,425 82,237 4,513 4.8
Hiscox Ltd. 5,950 93,121 1,202 1.3
Howden Joinery Group plc 8,907 101,960 4,357 4.6
HSBC Holdings plc 19,913 155,656 (1,325) (1.4)
Inchcape plc 6,616 60,572 2,203 2.3
InterContinental Hotels Group plc 1,557 161,791 1,079 1.1
Intermediate Capital Group plc 4,032 104,435 (2,230) (2.4)
Intertek Group plc 1,629 102,542 1,446 1.5
Kingfisher plc 18,984 59,748 2,338 2.5
Man Group plc 29,141 98,351 2,244 2.4
Marks & Spencer Group plc 53,017 177,547 7,515 8.0
Melrose Industries plc 19,333 164,155 1,253 1.3
Pearson plc 6,850 90,197 757 0.8
RELX plc 2,063 88,968 (291) (0.3)
Rightmove plc 11,618 80,527 (152) (0.2)
Rolls-Royce Holdings plc 52,195 280,828 3,416 3.6
Smiths Group plc 4,299 89,112 (634) (0.7)
Spectris plc 1,737 72,276 981 1.0
Standard Chartered plc 9,917 84,074 (465) (0.5)
Taylor Wimpey plc 87,610 151,466 (2,678) (2.9)
Vodafone Group plc 99,018 87,822 2,363 2.5
Weir Group plc (The) 2,667 68,126 399 0.4
United States
GSK plc 8,241 176,938 676 0.7
Short Positions
Common Stocks
Australia
Glencore plc (39,240) (215,332) (5,537) (5.9)
Rio Tinto plc (2,613) (165,207) 122 0.1
Burkina Faso
Endeavour Mining plc (5,543) (112,480) (9,917) (10.6)
Chile
Antofagasta plc (8,246) (211,807) (5,943) (6.3)
United Kingdom
Admiral Group plc (1,709) (61,247) (203) (0.2)
Ashtead Group plc (3,027) (215,611) (2,960) (3.2)
AstraZeneca plc (1,079) (144,957) (3,405) (3.6)
Croda International plc (1,015) (62,804) 482 0.5
Flutter Entertainment plc (594) (118,404) 11,184 11.9
Halma plc (2,146) (64,080) (1,052) (1.1)
Persimmon plc (5,113) (84,776) (753) (0.8)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Rentokil Initial plc (19,688) (117,055) (1,805) (1.9)
RS GROUP plc (8,060) (73,903) 868 0.9
Severn Trent plc (5,874) (183,288) 5,766 6.1
Spirax-Sarco Engineering plc (1,144) (145,146) 976 1.0
United Utilities Group plc (7,642) (99,297) 2,172 2.3
Wise plc (13,009) (152,067) 1,486 1.6
United States
Experian plc (1,373) (59,826) 862 0.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-3.80% to 0.23%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
01/27/2025
- 03/11/2026
$834,909 $(4,289) $(12,176) $(16,465)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 49,000 131,383 227 (1.4)
Hong Kong
AIA Group Ltd. 7,400 49,777 (2,034) 12.4
ASMPT Ltd. 700 8,806 (129) 0.8
CK Asset Holdings Ltd. 12,000 49,448 (457) 2.8
Hang Lung Properties Ltd. 14,000 14,397 (199) 1.2
Hang Seng Bank Ltd. 700 7,673 (45) 0.3
Hong Kong Exchanges & Clearing Ltd. 100 2,914 (45) 0.3
MTR Corp. Ltd. 2,500 8,260 83 (0.5)
New World Development Co. Ltd. 41,000 43,349 (1,544) 9.4
Power Assets Holdings Ltd. 3,500 20,505 (445) 2.7
Sino Land Co. Ltd. 12,000 12,475 11 (0.1)
Sun Hung Kai Properties Ltd. 2,000 19,319 282 (1.7)
Swire Pacific Ltd. 7,000 57,627 925 (5.6)
Swire Properties Ltd. 11,400 23,979 413 (2.5)
WH Group Ltd. 62,500 41,255 370 (2.2)
Macau
Sands China Ltd. 6,000 16,927 24 (0.1)

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (9,200) (13,569) 89 (0.5)
ESR Group Ltd. (50,000) (53,569) (5,082) 30.9
SITC International Holdings Co. Ltd. (19,000) (34,737) (2,014) 12.2
Wharf Holdings Ltd. (The) (1,000) (3,287) (49) 0.3
Xinyi Glass Holdings Ltd. (22,004) (23,351) (101) 0.6
Hong Kong
CLP Holdings Ltd. (1,500) (11,964) 100 (0.6)
Hong Kong & China Gas Co. Ltd. (87,000) (65,943) 4,196 (25.5)
Techtronic Industries Co. Ltd. (2,500) (33,970) (527) 3.2
Wharf Real Estate Investment Co. Ltd. (25,000) (81,398) 1,649 (10.0)
Macau
Galaxy Entertainment Group Ltd. (1,000) (5,027) 13 (0.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 02/25/2026
$518,442 $(852) $(1,015) $(1,867)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 158 5,010 97 (5.2)
France
Adevinta ASA 1,903 19,948 18 (0.9)
Norway
DNB Bank ASA 2,566 51,006 497 (26.6)
Gjensidige Forsikring ASA 312 4,529 (38) 2.0
Kongsberg Gruppen ASA 129 8,907 73 (3.9)
Mowi ASA 1,588 29,170 105 (5.6)
Norsk Hydro ASA 17,347 95,328 (702) 37.6
Orkla ASA 5,327 37,623 145 (7.8)
Telenor ASA 4,487 49,906 579 (31.0)
United Kingdom
Subsea 7 SA 3,153 50,433 596 (31.9)

Schedule of Investments
March 31, 2024 (Unaudited)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | March 2024

(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Norway
Salmar ASA (1,702) (112,329) (1,460) 78.2
TOMRA Systems ASA (3,466) (54,253) (762) 40.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.50% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
25 months
maturity
ranging from
02/25/2025
- 02/25/2026
$2,382,043 $18,566 $64,646 $83,212
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Guatemala
Millicom International Cellular SA 2,552 52,038 2,066 2.5
Sweden
AAK AB 487 11,573 353 0.4
Alfa Laval AB 1,271 49,943 (1,175) (1.4)
Billerud Aktiebolag 6,178 55,439 1,139 1.4
Boliden AB 2,465 68,447 (29) 0.0(a)
Electrolux AB 10,444 93,255 3,158 3.8
Elekta AB 7,569 57,051 1 0.0(a)
Embracer Group AB 11,748 25,593 4,744 5.7
Essity AB 1,698 40,335 645 0.8
Evolution AB 684 84,956 2,714 3.3
Getinge AB 1,110 22,325 289 0.3
H & M Hennes & Mauritz AB 8,064 131,492 17,117 20.6
Husqvarna AB 2,488 21,290 594 0.7
Saab AB 727 64,669 391 0.5
Sandvik AB 586 13,010 (179) (0.2)
SKF AB 2,108 43,034 (1,729) (2.1)
SSAB AB 8,662 63,957 (1,979) (2.4)
Tele2 AB 2,839 23,312 100 0.1
Telia Co. AB 33,798 86,623 1,496 1.8
Trelleborg AB 4,261 152,365 (4,557) (5.5)
Volvo AB 2,205 59,759 (5,100) (6.1)
Volvo Car AB 21,196 80,248 2,565 3.1

AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
March 31, 2024 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Sweden
AddTech AB (1,105) (25,139) 752 0.9
Assa Abloy AB (137) (3,932) 56 0.1
Atlas Copco AB (2,106) (35,567) 1,028 1.2
Axfood AB (915) (26,602) (710) (0.9)
Beijer Ref AB (6,367) (94,537) (8,882) (10.7)
Epiroc AB (8,617) (161,763) 2,221 2.7
EQT AB (2,390) (75,666) 2,370 2.8
Hexagon AB (9,764) (115,420) (439) (0.5)
Hexpol AB (942) (11,503) – 0.0(a)
Holmen AB (1,212) (49,304) 1,366 1.6
Indutrade AB (1,861) (50,688) (94) (0.1)
Lifco AB (3,363) (87,822) 3,039 3.7
Nibe Industrier AB (13,850) (68,106) (3,475) (4.2)
Securitas AB (8,758) (90,287) (735) (0.9)
Skanska AB (1,204) (21,441) 374 0.4
Svenska Cellulosa AB SCA (1,058) (16,266) (436) (0.5)
Svenska Handelsbanken AB (752) (7,603) 59 0.1
Swedish Orphan Biovitrum AB (3,076) (76,785) 287 0.3
Telefonaktiebolaget LM Ericsson (11,695) (62,898) (839) (1.0)
(a) Represents less than 0.05% of swap value.

Schedule of Investments
AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
March 31, 2024 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi
COP - Colombian peso
CZK - Czech Republic koruna
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KRW - Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PEN - Peruvian Nuevo sol
PHP - Philippine peso
PLN - Poland zloty
SEK - Swedish krona
SGD - Singapore dollar
THB - Thai baht
TWD - New Taiwan dollar
USD - United States dollar
ZAR - South African rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BNPP - BNP Paribas SA
CITI - Citibank NA
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
MLIN - Merrill Lynch International
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | N-PORT Part F | March 2024
See notes to Schedule of Investments.
March 31, 2024 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 4.02%
Australian Bank-Bill Reference Rate (“BBR”): 4.30%
Australian Overnight Indexed Swap Rate (“AOISR”): 4.32%
Bank of Japan Estimate Unsecured Overnight Call Rate (“MUTSC”): 0.08%
Brazilian Interbank Certificate of Deposit (“CDI”): 10.65%
Canadian Dollar Offered Rate (“CDOR”): 5.29%
Canadian Overnight Repo Rate Average (“CORRA”): 5.05%
Copenhagen Interbank Offered Rate(“CIBOR”): 3.85%
Denmark Tomorrow/Next : 3.71%
Euro Short-Term Rate (“ESTR”): 3.90%
Federal Funds Floating Rate: 5.33%
Hong Kong Interbank Offered Rate (“HIBOR”): 4.80%
Hong Kong Overnight Index Average (“HONIX”): 4.97%
Johannesburg Interbank Agreed Rate (“JIBAR”): 8.24%
Mexico Equilibrium Interbank Interest Rate (“TIIE”): 11.25%
Norway Interbank Offered Rate (“NIBOR”): 4.61%
Norwegian Overnight Weighted Average (“NOWA”): 4.50%
Overnight Bank Funding Rate (“OBFR”): 5.33%
Rand Overnight Deposit Rate: 8.06%
Reserve Bank of Australia Cash Rate (“RBACR”): 4.32%
Singapore Overnight Rate Average (“SORA”): 3.69%
Sterling Overnight Index Average (“SONIA”): 5.19%
Swiss Average Rate Overnight (“SARON”): 1.46%
Tel Aviv Interbank Offer Rate (“TELBOR”): 4.43%
Tokyo Overnight Average Rate (“TONAR”): 0.08%
Warsaw Interbank Offered Rate(“WIBOR”): 5.75%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2024
March 31, 2024 (Unaudited)
The Consolidated Schedules of Investments of the AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures
Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style
Premia Alternative Fund (collectively, the “Consolidated Funds”) include the accounts of AQR Alternative Risk Premia Offshore Fund Ltd., AQR Macro
Opportunities Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR
Multi-Asset Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. and  AQR Style Premia Alternative Offshore Fund Ltd.,
respectively, which are wholly-owned and controlled subsidiaries (collectively, the “Subsidiaries”). Subsequent references to the Funds collectively refer to the Consolidated Funds and their Subsidiaries.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2024
March 31, 2024 (Unaudited)
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 231,174,880 $ 159,711,944 $ – $ 390,886,824
Preferred Stocks
†
................................ – 141,623 – 141,623
Warrants
†
...................................... – – –
(a)
–
(a)
Short-Term Investments ........................... 120,805,657 24,690,241 – 145,495,898
Interest Rate Swap Contracts* ...................... – 2,712,972 – 2,712,972
Total Return Swap Contracts* ....................... – 263,481 – 263,481
Futures Contracts* ............................... 6,575,227 – – 6,575,227
Forward Foreign Currency Exchange Contracts* ........ – 4,479,452 – 4,479,452
Total Assets $ 358,555,764 $ 191,999,713 $ –
(a)
$ 550,555,477
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (211,581,788) $ (140,702,400) $ – $ (352,284,188)
Preferred Stocks (Sold Short)
†
...................... – (2,562,510) – (2,562,510)
Warrants (Sold Short)
†
............................ (10,205) – – (10,205)
Interest Rate Swap Contracts* ...................... – (1,380,134) – (1,380,134)
Total Return Swap Contracts* ....................... – (315,235) – (315,235)
Futures Contracts* ............................... (5,358,763) – – (5,358,763)
Forward Foreign Currency Exchange Contracts* ........ – (2,906,652) – (2,906,652)
Total Liabilities $ (216,950,756) $ (147,866,931) $ – $ (364,817,687)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 308,216,421 $ 9,009,308 $ 678,657 $ 317,904,386
Closed-End Funds ............................... 149,820,265 – – 149,820,265
Corporate Bonds ................................ – 361 125,629 125,990
Convertible Bonds ............................... – 758,290,105 – 758,290,105
Rights ........................................ 156,345 47,342 51,855 255,542
Warrants ...................................... 705,050 67,422 50,423 822,895
Securities in Litigation ............................ – – –
(a)
–
(a)
Units ......................................... 438,920 – – 438,920
Short-Term Investments ........................... 548,393,901 305,610,157 – 854,004,058
Total Return Swap Contracts* ....................... – –
(a)
– –
(a)
Futures Contracts* ............................... 267,445 – – 267,445
Forward Foreign Currency Exchange Contracts* ........ – 509,482 – 509,482
Total Return Basket Swap Contracts* ................. – 629,570 – 629,570
Total Assets $ 1,007,998,347 $ 1,074,163,747 $ 906,564 $ 2,083,068,658
LIABILITIES
Common Stocks (Sold Short) ...................... $ (448,574,485) $ – $ –
(a)
$ (448,574,485)
Exchange Traded Funds (Sold Short) ................ (432,657) – – (432,657)
Corporate Bonds (Sold Short) ...................... – (2,645,679) – (2,645,679)
Convertible Bonds (Sold Short) ..................... – (24,504,212) – (24,504,212)
Credit Default Swap Contracts* ..................... – (6,585,141) – (6,585,141)
Futures Contracts* ............................... (395,857) – – (395,857)
Forward Foreign Currency Exchange Contracts* ........ – (480,938) – (480,938)
Total Return Basket Swap Contracts* ................. – (20,256,095) – (20,256,095)
Total Liabilities $ (449,402,999) $ (54,472,065) $ –
(a)
$ (503,875,064)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 715,011,218 $ – $ – $ 715,011,218
Short-Term Investments ........................... 13,391,344 – – 13,391,344
Total Assets $ 728,402,562 $ – $ – $ 728,402,562

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2024
March 31, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 9,678,196 $ 15,946,547 $ – $ 25,624,743
Short-Term Investments ........................... 233,992,841 187,776,411 – 421,769,252
Forward Foreign Currency Exchange Contracts* ........ – 60,869 – 60,869
Total Return Basket Swap Contracts* ................. – 6,124,376 – 6,124,376
Total Assets $ 243,671,037 $ 209,908,203 $ – $ 453,579,240
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (10,964,592) $ (8,323,366) $ – $ (19,287,958)
Forward Foreign Currency Exchange Contracts* ........ – (30) – (30)
Total Return Basket Swap Contracts* ................. – (349,350) – (349,350)
Total Liabilities $ (10,964,592) $ (8,672,746) $ – $ (19,637,338)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 26,792,821 $ – $ – $ 26,792,821
Short-Term Investments ........................... 432,714,053 810,198,254 – 1,242,912,307
Total Return Swap Contracts* ....................... – 1,733,722 – 1,733,722
Futures Contracts* ............................... 6,393,816 – – 6,393,816
Forward Foreign Currency Exchange Contracts* ........ – 31,669 – 31,669
Total Return Basket Swap Contracts* ................. – 55,891,586 – 55,891,586
Total Assets $ 465,900,690 $ 867,855,231 $ – $ 1,333,755,921
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (32,494,211) $ – $ – $ (32,494,211)
Total Return Swap Contracts* ....................... – (74,386) – (74,386)
Futures Contracts* ............................... (879) – – (879)
Forward Foreign Currency Exchange Contracts* ........ – (1,781,136) – (1,781,136)
Total Return Basket Swap Contracts* ................. – (1,208,438) – (1,208,438)
Total Liabilities $ (32,495,090) $ (3,063,960) $ – $ (35,559,050)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 4,652,117 $ 7,940,870 $ – $ 12,592,987
Short-Term Investments ........................... 53,756,059 33,610,607 – 87,366,666
Credit Default Swap Contracts* ..................... – 1,176,608 – 1,176,608
Interest Rate Swap Contracts* ...................... – 9,121,622 – 9,121,622
Total Return Swap Contracts* ....................... – 423,184 – 423,184
Futures Contracts* ............................... 5,702,241 – – 5,702,241
Forward Foreign Currency Exchange Contracts* ........ – 5,209,375 – 5,209,375
Total Assets $ 64,110,417 $ 57,482,266 $ – $ 121,592,683
LIABILITIES
Credit Default Swap Contracts* ..................... $ – $ (93,053) $ – $ (93,053)
Interest Rate Swap Contracts* ...................... – (5,078,440) – (5,078,440)
Total Return Swap Contracts* ....................... – (275,770) – (275,770)
Futures Contracts* ............................... (5,173,121) – – (5,173,121)
Forward Foreign Currency Exchange Contracts* ........ – (4,277,303) – (4,277,303)
Total Liabilities $ (5,173,121) $ (9,724,566) $ – $ (14,897,687)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 275,943,923 $ 1,081,879,867 $ – $ 1,357,823,790
Credit Default Swap Contracts* ..................... – 3,606,637 – 3,606,637
Interest Rate Swap Contracts* ...................... – 13,359,808 – 13,359,808
Total Return Swap Contracts* ....................... – 1,467,077 – 1,467,077
Futures Contracts* ............................... 53,149,395 – – 53,149,395
Forward Foreign Currency Exchange Contracts* ........ – 25,809,469 – 25,809,469
Total Return Basket Swap Contracts* ................. – 11,525,062 – 11,525,062
Total Assets $ 329,093,318 $ 1,137,647,920 $ – $ 1,466,741,238

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2024
March 31, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Credit Default Swap Contracts* ..................... $ – $ (332,454) $ – $ (332,454)
Interest Rate Swap Contracts* ...................... – (11,461,065) – (11,461,065)
Total Return Swap Contracts* ....................... – (396,239) – (396,239)
Futures Contracts* ............................... (34,788,937) – – (34,788,937)
Forward Foreign Currency Exchange Contracts* ........ – (20,886,551) – (20,886,551)
Total Return Basket Swap Contracts* ................. – (1,483,357) – (1,483,357)
Total Liabilities $ (34,788,937) $ (34,559,666) $ – $ (69,348,603)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 49,259,659 $ 124,272,348 $ – $ 173,532,007
Credit Default Swap Contracts* ..................... – 721,958 – 721,958
Interest Rate Swap Contracts* ...................... – 2,542,231 – 2,542,231
Total Return Swap Contracts* ....................... – 292,782 – 292,782
Futures Contracts* ............................... 9,819,511 – – 9,819,511
Forward Foreign Currency Exchange Contracts* ........ – 5,017,120 – 5,017,120
Total Return Basket Swap Contracts* ................. – 2,754,391 – 2,754,391
Total Assets $ 59,079,170 $ 135,600,830 $ – $ 194,680,000
LIABILITIES
Credit Default Swap Contracts* ..................... $ – $ (63,735) $ – $ (63,735)
Interest Rate Swap Contracts* ...................... – (2,202,587) – (2,202,587)
Total Return Swap Contracts* ....................... – (89,467) – (89,467)
Futures Contracts* ............................... (6,043,207) – – (6,043,207)
Forward Foreign Currency Exchange Contracts* ........ – (3,943,718) – (3,943,718)
Total Return Basket Swap Contracts* ................. – (43,406) – (43,406)
Total Liabilities $ (6,043,207) $ (6,342,913) $ – $ (12,386,120)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 134,603,554 $ 45,577,057 $ –
(a)
$ 180,180,611
Preferred Stocks
†
................................ – 354,637 – 354,637
Foreign Government Securities ..................... – 29,291,886 – 29,291,886
U.S. Treasury Obligations ......................... – 32,182,199 – 32,182,199
Short-Term Investments ........................... 69,606,485 50,972,313 – 120,578,798
Total Return Swap Contracts* ....................... – 119,172 – 119,172
Futures Contracts* ............................... 8,470,198 – – 8,470,198
Forward Foreign Currency Exchange Contracts* ........ – 4,151,156 – 4,151,156
Total Assets $ 212,680,237 $ 162,648,420 $ –
(a)
$ 375,328,657
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (34,237,533) $ (7,785,027) $ –
(a)
$ (42,022,560)
Preferred Stocks (Sold Short)
†
...................... – (611,196) – (611,196)
Warrants (Sold Short)
†
............................ – – –
(a)
–
(a)
Total Return Swap Contracts* ....................... – (393,590) – (393,590)
Futures Contracts* ............................... (3,652,946) – – (3,652,946)
Forward Foreign Currency Exchange Contracts* ........ – (2,419,834) – (2,419,834)
Total Liabilities $ (37,890,479) $ (11,209,647) $ –
(a)
$ (49,100,126)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 191,408,421 $ 170,689,320 $ – $ 362,097,741
Futures Contracts* ............................... 28,458,429 – – 28,458,429
Total Assets $ 219,866,850 $ 170,689,320 $ – $ 390,556,170
LIABILITIES
Futures Contracts* ............................... $ (17,527,395) $ – $ – $ (17,527,395)
Total Liabilities $ (17,527,395) $ – $ – $ (17,527,395)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2024
March 31, 2024 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual reports.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 106,630,586 $ 108,952,431 $ – $ 215,583,017
Preferred Stocks
†
................................ 83,363 – – 83,363
Short-Term Investments ........................... 387,069,592 500,185,798 – 887,255,390
Interest Rate Swap Contracts* ...................... – 20,676,753 – 20,676,753
Total Return Swap Contracts* ....................... – 2,808,925 – 2,808,925
Futures Contracts* ............................... 39,176,611 – – 39,176,611
Forward Foreign Currency Exchange Contracts* ........ – 26,834,969 – 26,834,969
Total Return Basket Swap Contracts* ................. – 34,787,844 – 34,787,844
Total Assets $ 532,960,152 $ 694,246,720 $ – $ 1,227,206,872
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (116,547,532) $ (74,871,313) $ – $ (191,418,845)
Preferred Stocks (Sold Short)
†
...................... – (1,286,687) – (1,286,687)
Interest Rate Swap Contracts* ...................... – (10,395,783) – (10,395,783)
Total Return Swap Contracts* ....................... – (3,672,824) – (3,672,824)
Futures Contracts* ............................... (32,626,782) – – (32,626,782)
Forward Foreign Currency Exchange Contracts* ........ – (16,880,420) – (16,880,420)
Total Return Basket Swap Contracts* ................. – (2,865,366) – (2,865,366)
Total Liabilities $ (149,174,314) $ (109,972,393) $ – $ (259,146,707)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON
AWARE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 9,387,246 $ 11,080,724 $ – $ 20,467,970
Forward Foreign Currency Exchange Contracts* ........ – 285 – 285
Total Return Basket Swap Contracts* ................. – 1,854,589 – 1,854,589
Total Assets $ 9,387,246 $ 12,935,598 $ – $ 22,322,844
LIABILITIES
Forward Foreign Currency Exchange Contracts* ........ $ – $ (41,248) $ – $ (41,248)
Total Return Basket Swap Contracts* ................. – (71,415) – (71,415)
Total Liabilities $ – $ (112,663) $ – $ (112,663)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument on the Funds’ Schedules of Investments. Credit default swaps, interest rate swaps and total return basket swap contracts are reported at market value. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.